File No. 333-138540
Filed on April 30, 2015	File No. 811-10011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	15	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	61	☒

(Check appropriate box or boxes)

SBL VARIABLE ANNUITY ACCOUNT XIV
(Exact Name of Registrant)

Security Benefit Life Insurance Company
(Name of Depositor)

One Security Benefit Place, Topeka, Kansas 66636-0001
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code:
(785) 438-3000

Name of Agent for Service for Process:
Chris Swickard Associate General Counsel Security Benefit Life Insurance Company One Security Benefit Place Topeka, KS 66636-0001

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2015, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on May 1, 2015, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Prospectus

ELITEDESIGNS® VARIABLE ANNUITY

May 1, 2015

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, Inc.

6915	32-69152-00 2015/05/01

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued before April 18, 2011)

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current Owners.

You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:1

•	7Twelve™ Balanced Portfolio

•	AB VPS Dynamic Asset Allocation (formerly AllianceBernstein VPS Dynamic Asset Allocation )

•	AB VPS Global Thematic Growth (formerly AllianceBernstein VPS Global Thematic Growth )

•	AB VPS Growth and Income (formerly AllianceBernstein VPS Growth and Income )

•	AB VPS Small/Mid Cap Value (formerly AllianceBernstein VPS Small/Mid Cap Value )

•	Adaptive Allocation Portfolio

•	Alger Capital Appreciation

•	Alger Large Cap Growth

•	ALPS/Alerian Energy Infrastructure

•	American Century VP Income & Growth

•	American Century VP Inflation Protection

•	American Century VP International

•	American Century VP Value

•	American Funds IS® Asset Allocation

•	American Funds IS® Blue Chip Income and Growth

•	American Funds IS® Global Bond

•	American Funds IS® Global Growth

•	American Funds IS® Global Growth and Income

•	American Funds IS® Global Small Capitalization

•	American Funds IS® Growth

•	American Funds IS® Growth-Income

•	American Funds IS® International

•	American Funds IS® International Growth and Income

•	American Funds IS® Mortgage

•	American Funds IS® New World

•	American Funds IS® U.S. Government/ AAA-Rated Securities

•	BlackRock Basic Value V.I.

•	BlackRock Capital Appreciation V.I.

•	BlackRock Equity Dividend V.I.

•	BlackRock Global Allocation V.I.

•	BlackRock Global Opportunities V.I.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment into an Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.

Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2015

6915	Protected by U.S. Patent No. 7,251,623 B1.	32-69152-00 2015 /05/01

•	BlackRock High Yield V.I.

•	BlackRock Large Cap Core V.I.

•	BlackRock Large Cap Growth V.I.

•	Deutsche Capital Growth VIP (formerly DWS Capital Growth VIP )

•	Deutsche Core Equity VIP (formerly DWS Core Equity VIP )

•	Deutsche Global Growth VIP (formerly DWS Global Growth VIP )

•	Deutsche Global Small Cap VIP (formerly DWS Global Small Cap VIP )

•	Deutsche Government & Agency Securities VIP (formerly DWS Government & Agency Securities VIP )

•	Deutsche High Income VIP (formerly DWS High Income VIP )

•	Deutsche Large Cap Value VIP (formerly DWS Large Cap Value VIP )

•	Deutsche Small Mid Cap Value VIP (formerly DWS Small Mid Cap Value VIP )

•	Direxion Dynamic VP HY Bond

•	Direxion VP Indexed Commodity Strategy

•	Direxion VP Indexed Managed Futures Strategy

•	Dreyfus IP Small Cap Stock Index

•	Dreyfus IP Technology Growth

•	Dreyfus Stock Index

•	Dreyfus VIF Appreciation

•	Dreyfus VIF International Value

•	Eaton Vance VT Floating-Rate Income

•	Eaton Vance VT Large-Cap Value

•	Federated Fund for U.S. Government Securities II

•	Federated High Income Bond II

•	Fidelity® VIP Balanced

•	Fidelity® VIP Contrafund®

•	Fidelity® VIP Disciplined Small Cap

•	Fidelity® VIP Emerging Markets

•	Fidelity® VIP Growth & Income

•	Fidelity® VIP Growth Opportunities

•	Fidelity® VIP High Income

•	Fidelity® VIP Index 500

•	Fidelity® VIP Investment Grade Bond

•	Fidelity® VIP Mid Cap

•	Fidelity® VIP Overseas

•	Fidelity® VIP Real Estate

•	Fidelity® VIP Strategic Income

•	Franklin Flex Cap Growth VIP Fund

•	Franklin Growth and Income VIP Fund

•	Franklin High Income VIP Fund

•	Franklin Income VIP Fund

•	Franklin Large Cap Growth VIP Fund

•	Franklin Mutual Global Discovery VIP Fund

•	Franklin Mutual Shares VIP Fund

•	Franklin Rising Dividends VIP Fund

•	Franklin Small Cap Value VIP Fund

•	Franklin Small-Mid Cap Growth VIP Fund

•	Franklin Strategic Income VIP Fund

•	Franklin U.S. Government Securities VIP Fund

•	Goldman Sachs VIT Growth Opportunities

•	Goldman Sachs VIT High Quality Floating Rate

•	Goldman Sachs VIT Large Cap Value

•	Goldman Sachs VIT Mid Cap Value

•	Goldman Sachs VIT Small Cap Equity Insights

•	Goldman Sachs VIT Strategic Growth

•	Goldman Sachs VIT Strategic International Equity

•	Guggenheim VIF All Cap Value

•	Guggenheim VIF CLS AdvisorOne Global Diversified Equity (formerly Guggenheim VIF CLS AdvisorOne Amerigo )

•	Guggenheim VIF CLS AdvisorOne Global Growth (formerly Guggenheim VIF CLS AdvisorOne Select Allocation )

•	Guggenheim VIF CLS AdvisorOne Growth and Income (formerly Guggenheim VIF CLS AdvisorOne Clermont )

•	Guggenheim VIF Floating Rate Strategies

•	Guggenheim VIF Global Managed Futures Strategy

•	Guggenheim VIF High Yield

•	Guggenheim VIF Large Cap Value

•	Guggenheim VIF Long Short Equity

•	Guggenheim VIF Macro Opportunities

•	Guggenheim VIF Managed Asset Allocation

•	Guggenheim VIF Mid Cap Value

•	Guggenheim VIF Multi-Hedge Strategies

•	Guggenheim VIF Small Cap Value

•	Guggenheim VIF StylePlus Large Core

•	Guggenheim VIF StylePlus Large Growth

•	Guggenheim VIF StylePlus Mid Growth

•	Guggenheim VIF StylePlus Small Growth

•	Guggenheim VIF Total Return Bond

•	Guggenheim VIF World Equity Income

•	Ibbotson Aggressive Growth ETF Asset Allocation

•	Ibbotson Balanced ETF Asset Allocation

•	Ibbotson Conservative ETF Asset Allocation

•	Ibbotson Growth ETF Asset Allocation

•	Ibbotson Income and Growth ETF Asset Allocation

•	Invesco V.I. American Franchise

•	Invesco V.I. American Value

•	Invesco V.I. Balanced-Risk Allocation

•	Invesco V.I. Comstock

•	Invesco V.I. Core Equity

•	Invesco V.I. Equity and Income

•	Invesco V.I. Global Core Equity

•	Invesco V.I. Global Health Care

•	Invesco V.I. Global Real Estate

•	Invesco V.I. Government Securities

•	Invesco V.I. Growth and Income

•	Invesco V.I. High Yield

•	Invesco V.I. International Growth

2

•	Invesco V.I. Managed Volatility

•	Invesco V.I. Mid Cap Core Equity

•	Invesco V.I. Mid Cap Growth

•	Invesco V.I. S&P 500 Index

•	Invesco V.I. Small Cap Equity

•	Ivy Funds VIP Asset Strategy

•	Ivy Funds VIP Balanced

•	Ivy Funds VIP Core Equity

•	Ivy Funds VIP Dividend Opportunities

•	Ivy Funds VIP Energy

•	Ivy Funds VIP Global Bond

•	Ivy Funds VIP Global Growth (formerly Ivy Funds VIP International Growth )

•	Ivy Funds VIP Global Natural Resources

•	Ivy Funds VIP Growth

•	Ivy Funds VIP High Income

•	Ivy Funds VIP International Core Equity

•	Ivy Funds VIP Limited-Term Bond

•	Ivy Funds VIP Mid Cap Growth

•	Ivy Funds VIP Real Estate Securities

•	Ivy Funds VIP Science and Technology

•	Ivy Funds VIP Small Cap Growth

•	Ivy Funds VIP Small Cap Value

•	Ivy Funds VIP Value

•	Janus Aspen Enterprise

•	Janus Aspen Forty

•	Janus Aspen Janus Portfolio

•	Janus Aspen Overseas

•	Janus Aspen Perkins Mid Cap Value

•	JPMorgan Insurance Trust Core Bond Portfolio

•	JPMorgan Insurance Trust Intrepid MidCap Portfolio

•	JPMorgan Insurance Trust Small Cap Core Portfolio

•	JPMorgan Insurance Trust US Equity Portfolio

•	Lord Abbett Series Bond-Debenture VC

•	Lord Abbett Series Calibrated Dividend Growth VC

•	Lord Abbett Series Classic Stock VC

•	Lord Abbett Series Developing Growth VC

•	Lord Abbett Series Fundamental Equity VC

•	Lord Abbett Series Growth and Income VC

•	Lord Abbett Series Growth Opportunities VC

•	Lord Abbett Series Mid Cap Stock VC

•	Lord Abbett Series Total Return VC

•	Lord Abbett Series Value Opportunities VC

•	MFS® VIT Emerging Markets Equity

•	MFS® VIT Global Tactical Allocation

•	MFS® VIT High Yield

•	MFS ® VIT II MA Investors Growth Stock (formerly MFS® VIT Investors Growth Stock )

•	MFS ® VIT II Research International (formerly MFS® VIT Research International )

•	MFS® VIT International Value

•	MFS® VIT Investors Trust

•	MFS® VIT New Discovery

•	MFS® VIT Research

•	MFS® VIT Total Return

•	MFS ® VIT Total Return Bond (formerly MFS® VIT Research Bond )

•	MFS® VIT Utilities

•	Morgan Stanley UIF Emerging Markets Debt

•	Morgan Stanley UIF Emerging Markets Equity

•	Neuberger Berman AMT Guardian

•	Neuberger Berman AMT Socially Responsive

•	Oppenheimer Global Fund/VA

•	Oppenheimer Global Strategic Income Fund/VA

•	Oppenheimer International Growth Fund/VA

•	Oppenheimer Main Street Small Cap Fund®/VA

•	PIMCO VIT All Asset

•	PIMCO VIT CommodityRealReturn Strategy

•	PIMCO VIT Emerging Markets Bond

•	PIMCO VIT Foreign Bond (Unhedged)

•	PIMCO VIT Global Bond (Unhedged)

•	PIMCO VIT Global Multi-Asset Managed Allocation

•	PIMCO VIT High Yield

•	PIMCO VIT Low Duration2

•	PIMCO VIT Real Return2

•	PIMCO VIT Short-Term

•	PIMCO VIT Total Return2

•	Pioneer Bond VCT

•	Pioneer Emerging Markets VCT

•	Pioneer Equity Income VCT

•	Pioneer High Yield VCT

•	Pioneer Real Estate Shares VCT

•	Pioneer Strategic Income VCT

•	Power Income VIT

•	Probabilities Fund

•	Putnam VT Absolute Return 500

•	Putnam VT Capital Opportunities

•	Putnam VT Diversified Income

•	Putnam VT Equity Income

•	Putnam VT Global Asset Allocation

•	Putnam VT Growth Opportunities

•	Putnam VT High Yield

•	Putnam VT Income

•	Putnam VT Investors

•	Putnam VT Voyager

•	Rydex VIF Banking

•	Rydex VIF Basic Materials

•	Rydex VIF Biotechnology

•	Rydex VIF Commodities Strategy

•	Rydex VIF Consumer Products

•	Rydex VIF Dow 2x Strategy

•	Rydex VIF Electronics

•	Rydex VIF Energy

•	Rydex VIF Energy Services

•	Rydex VIF Europe 1.25x Strategy

•	Rydex VIF Financial Services

3

•	Rydex VIF Government Long Bond 1.2x Strategy

•	Rydex VIF Health Care

•	Rydex VIF Internet

•	Rydex VIF Inverse Dow 2x Strategy

•	Rydex VIF Inverse Government Long Bond Strategy

•	Rydex VIF Inverse Mid-Cap Strategy

•	Rydex VIF Inverse NASDAQ-100® Strategy

•	Rydex VIF Inverse Russell 2000® Strategy

•	Rydex VIF Inverse S&P 500 Strategy

•	Rydex VIF Japan 2x Strategy

•	Rydex VIF Leisure

•	Rydex VIF Mid-Cap 1.5x Strategy

•	Rydex VIF NASDAQ-100®

•	Rydex VIF NASDAQ-100® 2x Strategy

•	Rydex VIF Nova

•	Rydex VIF Precious Metals

•	Rydex VIF Real Estate

•	Rydex VIF Retailing

•	Rydex VIF Russell 2000® 1.5x Strategy

•	Rydex VIF Russell 2000® 2x Strategy

•	Rydex VIF S&P 500 2x Strategy

•	Rydex VIF S&P 500 Pure Growth

•	Rydex VIF S&P 500 Pure Value

•	Rydex VIF S&P MidCap 400 Pure Growth

•	Rydex VIF S&P MidCap 400 Pure Value

•	Rydex VIF S&P SmallCap 600 Pure Growth

•	Rydex VIF S&P SmallCap 600 Pure Value

•	Rydex VIF Strengthening Dollar 2x Strategy

•	Rydex VIF Technology

•	Rydex VIF Telecommunications

•	Rydex VIF Transportation

•	Rydex VIF U.S. Government Money Market

•	Rydex VIF Utilities

•	Rydex VIF Weakening Dollar 2x Strategy

•	SEI VP Balanced Strategy

•	SEI VP Conservative Strategy

•	SEI VP Defensive Strategy

•	SEI VP Market Growth Strategy

•	SEI VP Market Plus Strategy

•	SEI VP Moderate Strategy

•	T. Rowe Price Blue Chip Growth

•	T. Rowe Price Equity Income

•	T. Rowe Price Health Sciences

•	T. Rowe Price Limited-Term Bond

•	Templeton Developing Markets VIP Fund

•	Templeton Foreign VIP Fund

•	Templeton Global Bond VIP Fund

•	Templeton Growth VIP Fund

•	Third Avenue Value

•	Transparent Value Directional Allocation VI

•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Global Bond Portfolio”)

•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA International Small Portfolio”)

•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA International Value Portfolio”)

•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Short-Term Fixed Portfolio”)

•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the Dimensional VA U.S. Large Value Portfolio”)

•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA U.S. Targeted Value Portfolio”)

•	Van Eck VIP Global Gold

•	Van Eck VIP Global Hard Assets

•	Virtus International Series

•	Virtus Multi-Sector Fixed Income Series

•	Virtus Premium AlphaSector Series

•	Virtus Real Estate Securities Series

•	Virtus Small-Cap Growth Series

•	Virtus Strategic Allocation Series

•	Voya MidCap Opportunities Portfolio

•	VY Clarion Global Real Estate Portfolio

•	VY Clarion Real Estate Portfolio

•	Wells Fargo Advantage International Equity VT

•	Wells Fargo Advantage Intrinsic Value VT

•	Wells Fargo Advantage Omega Growth VT

•	Wells Fargo Advantage Opportunity VT

•	Wells Fargo Advantage Small Cap Value VT

•	Western Asset Variable Global High Yield Bond

1	Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See “Closed Subaccounts.”

2
Effective April 4, 2011, the Subaccount investing in the Fund’s Administrative Class was closed to the allocation of Purchase Payments and the transfer of Contract Value, but a new Subaccount investing in the Fund’s Advisor Class became available on that date for the allocation of Purchase Payments and the transfer of Contract Value. See “Closed Subaccounts.”

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.

4

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2015 , which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 59 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

5

6

Page
Other Information	53
Investment Advisory Fees	53
Voting of Underlying Fund Shares	53
Closed Subaccounts	53
Changes to Investments	54
Changes to Comply with Law and Amendments	55
Reports to Owners	55
Electronic Privileges	55
State Variations	56
Legal Proceedings	56
Legal Matters	56
Sale of the Contract	56

Performance Information	58

Additional Information	58
Registration Statement	58
Financial Statements	58

Table of Contents for Statement of Additional Information	59

Objectives for Underlying Funds	59

Appendix A – Condensed Financial Information

Appendix B – Rider Available for Purchase Only Prior to February 1, 2010

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

7

Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Value — The total value of your Contract as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Participant — A Participant under a Qualified Plan.

Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

8

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.

Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Selection of Withdrawal Charge Schedule — When you purchase the Contract, you must select either a 0-year or 5-year withdrawal charge schedule. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) or a mortality and expense risk charge will depend on the schedule that you select.

•
Under the 5-year schedule, we may deduct a withdrawal charge of up to 5% if you withdraw Contract Value during the first 5 years after you make a Purchase Payment. We will not assess any mortality and expense risk charge if you select the 5-year schedule (although a mortality and expense risk charge may apply during the Annuity Period).

•
Under the 0-year schedule, we will not deduct any withdrawal charge if you withdraw Contract Value. However, we will assess a daily mortality and expense risk charge of 0.20%, on an annual basis, of each Subaccount’s average daily net assets (a different mortality and expense risk charge may apply during the Annuity Period).

Please talk to your sales representative about which withdrawal charge schedule may be most appropriate for you, taking into account factors such as your investment time horizon, liquidity needs, and how you intend to use the Contract. You may not change the withdrawal charge schedule after the Contract has been issued.

If you do not select a withdrawal charge schedule, we will consider your application to be incomplete. This means that we will hold your Purchase Payment in our General Account and will notify you that we do not have the necessary information to issue a Contract and apply the Purchase Payment to your Contract. Please see “Purchase Payments” for more information about our process for handling incomplete applications.

9

The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies.

You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:

•	Return of Premium Death Benefit;

•	Extra Credit at 3%.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. A rider may not be available in all states. See the detailed description of each rider under “Optional Riders.”

The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges.”

Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

For information on a rider that is no longer available for purchase, please see Appendix B – Rider Available for Purchase Only Prior to February 1, 2010.

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancements or Bonus Credits); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits.

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

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Contingent Deferred Sales Charge. You must select a 0-year or 5-year withdrawal charge schedule when you purchase the Contract. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.

If you select the 5-year schedule and you withdraw Contract Value, the Company will deduct any applicable withdrawal charge. Any withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of the Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. The amount of the charge will depend on how long your Purchase Payments have been held under the Contract.

Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below (as selected at the time of application for the Contract):

0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The amount of total withdrawal charges assessed against your Contract will never exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule and will not be assessed if you select the 0-year schedule. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, (2) annuity payments under options that provide for payments for life, or a period of at least seven years, or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”

Mortality and Expense Risk Charge. The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets:

Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis in lieu of the amounts above and regardless of the withdrawal charge schedule selected. See “Mortality and Expense Risk Charge.”

Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges” for more information, including the specific charge applicable to each optional rider, and charges for a rider that is no longer available for purchase.

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Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount

•	0.65% for the Dimensional VA International Small Portfolio Subaccount

•	0.65% for the Dimensional VA International Value Portfolio Subaccount

•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount

•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”

Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”

Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations — Under existing tax law, assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, there should generally be no federal income tax on increases in the Contract Value of the Contract until the occurrence of a distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract. However, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds. Assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, all or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there may be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will

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generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)1	5%
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.	5-Year Schedule	0-Year Schedule
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge2	0.00%	0.20%
Annual Administration Charge3	0.65%	0.65%
Maximum Annual Charge for Optional Riders4	1.25%	1.25%
Total Separate Account Annual Expenses	1.90%	2.10%
1    You must select a 0-year or 5-year withdrawal charge schedule at the time you purchase the Contract. If you purchase the Contract with the 5-year schedule, the amount of the charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, made in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. If you select the 0-year schedule, the Company will not assess a withdrawal charge. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.
2    Whether or not we deduct a mortality and expense risk charge depends on the withdrawal charge schedule you select when you purchase your Contract. If you purchase a Contract with the 5-year schedule, we do not deduct a mortality and expense risk charge. If you purchase a Contract with the 0-year schedule, your mortality and expense risk charge is 0.20% annually. During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above and regardless of the withdrawal charge schedule selected. See the discussion under “Mortality and Expense Risk Charge.”
3    The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”
4    You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) The “Maximum Annual Charge for Optional Riders” assumes that you purchase all available riders for a combined cost of 1.25% annually. Total rider charges cannot exceed 1.25% of Contract Value, for riders elected prior to February 1, 2010.

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Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
Return of Premium Death Benefit	0.10%
3% Extra Credit Rider1	0.40%
Riders Available For Purchase ONLY Prior To February 1, 2010:
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.75%
1The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	0.25%	27.41%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)2	0.25%	1.27%
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2014 , and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2014 .
 Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2    Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2016 .

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$2,964	$6,132	$7,986	$9,938
If you do not surrender or you annuitize your Contract	$2,575	$5,999	$7,960	$9,938
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$2,589	$6,020	$7,975	$9,930

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$675	$963	$1,254	$2,483
If you do not surrender or you annuitize your Contract	$218	$673	$1,154	$2,483
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$238	$733	$1,255	$2,686

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Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.

Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950 and converted to a stock life insurance company on July 31, 1998 The Company is a wholly owned subsidiary of Security Benefit Corporation and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2014 , the Company had total assets of approximately $ 24.5 billion.

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings , which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

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Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ a managed volatility strategy that is intended to reduce the Underlying Fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Use of the managed volatility strategy may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case   if you had been invested in an Underlying Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in Underlying Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in Underlying Funds with the managed volatility strategy.

Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

Certain Underlying Funds (sometimes called “alternative funds”) invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification benefits beyond traditional investment strategies, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve leverage or use various complex hedging techniques, like options and derivatives, which typically result in a low or negative correlation to traditional investments in debt or equities: this means that when the value of traditional investments is decreasing, the   value of alternative asset classes may increase; the inverse is also true–when traditional investments are performing   well, alternative asset classes may earn lower or negative returns. For a complete list of risks, as well as a discussion of risks and investment strategies, please refer to the Underlying Funds’ prospectus.

One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

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An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment into an Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its subsidiary, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.40% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Total Payments. Currently, the Company and its affiliates, including SDI receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”

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Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with se2, LLC (“se2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 provides certain business process outsourcing services with respect to the Contracts. se2 may engage other service providers to provide certain administrative functions. se2 is an affiliate of the Company.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

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Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:

•	Return of Premium Death Benefit;

•	Extra Credit at 3%.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. A rider may not be available in all states. See the detailed description of each rider below.

For information on a rider that is no longer available for purchase, please see Appendix B – Rider Available for Purchase Only Prior to February 1, 2010.

Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”

Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:

1.	Contract Value; or

2.
The sum of all Purchase Payments (not including any Credit Enhancements) less an adjustment for any withdrawals and withdrawal charges (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).

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In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce the above amount as last adjusted in the same proportion that the withdrawal and any withdrawal charge reduce Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your total Purchase Payments.

For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due or recapture Credit Enhancements that were applied within 12 months of the date of the Owner’s death.

Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by:

•	any uncollected premium tax; and

•
if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death (however, if the death benefit is 1 above, we will not reduce the death benefit by any Credit Enhancements).

Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.

Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”

Extra Credit — Under this rider, we will add a bonus, or “Credit Enhancement,” of 3% of each Purchase Payment you make during the first Contract Year to your Contract Value.

There are several important points for you to consider before purchasing this rider:

•	As discussed below, we will recapture all or part of any Credit Enhancement that has not yet vested if you make a full or partial withdrawal.

•	We may exclude all or part of any Credit Enhancements from death benefit proceeds. See “Death Benefit” and “Return of Premium Death Benefit.”

•
You must select an Annuity Start Date that is at least seven years after the effective date of the rider. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 63 at issue and will be required to annuitize the Contract at age 70 ½ to meet federal minimum distribution requirements for IRAs.

•	We expect to make a profit from the charge for this rider, and we pay for the Credit Enhancements through the rider charge and recapture of Credit Enhancements under the vesting schedule.

•	We will allocate any Credit Enhancement among the Subaccounts in the same proportion as your Purchase Payment.

What happens if I return the Contract? If you exercise your right to return the Contract during the Free-Look period, we will reduce your Contract Value by the value of any Credit Enhancements applied. See “Free-Look Right.”

What happens if I make withdrawals? If you make a full or partial withdrawal, we will recapture all or part of any Credit Enhancement that has not yet “vested.” An amount equal to 1/7 of each Credit Enhancement will vest as of each Contract Anniversary and the Credit Enhancement will be fully vested at the end of seven Contract Years.

We will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount available under the Contract. In addition,

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the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”

The amount we will recapture upon withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. As of the date of the withdrawal, this percentage equals:

1.	The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal amount, divided by

2.	Contract Value immediately prior to the withdrawal.

How do I know if this rider is right for me? The Extra Credit Rider would make sense for you only if:

•	you do not expect to make Purchase Payments to the Contract after the first Contract Year, and

•	you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed -5.00%.

This return represents the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The return is net of Contract and Underlying Fund expenses. This means that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will increase in correlation to Purchase Payments and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

What this all means is:

•	if your actual returns are greater than the amount set forth above and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider.

•	if your actual returns are less, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider.

•
The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

Are there age restrictions on purchasing this rider? The Owner must be 80 or younger on the Contract Date.

Rider Available for Purchase Only Prior to February 1, 2010 — A rider previously offered with the Contract is no longer available for purchase. Please refer to Appendix B – Rider Available For Purchase Only Prior To February 1, 2010 for a description of this rider.

Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment.

The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer.

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Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application   includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation   Dates in its effort to compete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.

The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or

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the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

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Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Direxion, Probabilities, Rydex and certain Federated and Guggenheim Subaccounts (see chart below). The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

•	the total dollar amount being transferred;

•	the number of transfers you made within a period of time;

•	transfers to and from (or from and to) the same Subaccount;

•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants.

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In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.

Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	21
1    Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Transfer Block Restriction (# of Calendar Days)
7Twelve™ Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Adaptive Allocation Portfolio	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA-Rated Securities
90 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock Global Opportunities V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche Global Growth VIP, Deutsche Global Small Cap VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche Large Cap Value VIP, Deutsche Small Mid Cap Value VIP
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Direxion Dynamic VP HY Bond, Direxion VP Indexed Commodity Strategy, Direxion VP Indexed Managed Futures Strategy	Unlimited
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
Eaton Vance VT Floating-Rate Income, Eaton Vance VT Large-Cap Value	90 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin High Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Macro Opportunities, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Guggenheim VIF CLS AdvisorOne Global Diversified Equity , Guggenheim VIF CLS AdvisorOne Global Growth , Guggenheim VIF CLS AdvisorOne Growth and Income	Unlimited

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Ibbotson Aggressive Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Conservative ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, Ibbotson Income and Growth ETF Asset Allocation
30 days
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Global Growth, Ivy VIP Global Natural Resources, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value
60 days
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Janus Portfolio, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC, Lord Abbett Series Value Opportunities VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS ® VIT II MA Investors Growth Stock, MFS ® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Total Return, MFS ® VIT Total Return Bond, MFS® VIT Utilities
30 days
Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity	30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT Global Multi-Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors, Putnam VT Voyager
30 days
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
Transparent Value Directional Allocation VI	30 days
Van Eck VIP Global Gold, Van Eck VIP Global Hard Assets	30 days
Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Premium AlphaSector Series, Virtus Real Estate Securities Series, Virtus Small-Cap Growth Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days
VY Clarion Global Real Estate Portfolio, VY Clarion Real Estate Portfolio	30 days
Wells Fargo Advantage International Equity VT, Wells Fargo Advantage Intrinsic Value VT, Wells Fargo Advantage Omega Growth VT, Wells Fargo Advantage Opportunity VT, Wells Fargo Advantage Small Cap Value VT
60 days
Western Asset Variable Global High Yield Bond	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the

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Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Direxion, Federated, Guggenheim, Probabilities and Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

The Company does not limit or restrict transfers to or from the Direxion, Probabilities, Rydex and certain Federated and Guggenheim Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

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Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Payment of Purchase Payments,

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and

•	Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

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The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.00% or 0.20% annually, as applicable, and (5) the administration charge for that Subaccount.

The mortality and expense risk charge of 0.00% or 0.20% as applicable and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.

      Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45  p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

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The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than five years and the Company issued the Contract with a 5-year withdrawal charge schedule) and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.”

If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.

The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans” and “Restrictions under the Texas Optional Retirement Program.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

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Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.

The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans,” “Restrictions under the Texas Optional Retirement Program,” and “Federal Tax Matters.”

Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any CDSC Credit, Credit Enhancements and/or Bonus Credits) or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement, CDSC Credit, and/or Bonus Credits.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint

33

Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).

If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means at our Administrative Office.

Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the

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person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. However, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on a full or partial withdrawal, including systematic withdrawals, as described below.

You may select a 0-Year or 5-Year withdrawal charge schedule at the time of purchase of the Contract. Whether we assess a withdrawal charge and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.

The Company will waive any withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.

If you select the 5-year schedule, the withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce Purchase Payments for the purpose of determining future withdrawal charges.

The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below:

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0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The Company will deduct any withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. If the Company deducts the withdrawal charge from your remaining Contract Value, the amount of the withdrawal will be increased by an amount sufficient to pay any withdrawal charges associated with the withdrawal request, plus withdrawal charges associated with the additional amount withdrawn to cover such charges. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule. If you select the 0-year schedule, the Company will not assess a withdrawal charge. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) annuity payments under options that provide for payments for life, or a period of at least seven years; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will assess any withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.

The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Mortality and Expense Risk Charge — The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets.

Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis, in lieu of the amounts above and regardless of the withdrawal charge schedule selected. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% for the 0-year withdrawal charge schedule or 0.00% for the 5-year withdrawal charge schedule (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determi-

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nation of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount

•	0.65% for the Dimensional VA International Small Portfolio Subaccount

•	0.65% for the Dimensional VA International Value Portfolio Subaccount

•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount

•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.

The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of the withdrawal charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.

The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date (or Contract Anniversary

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Date if applicable) and ending on the Annuity Start Date. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A rider may not be available in all states.

Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
Return of Premium Death Benefit	0.10%
3% Extra Credit1	0.40%
Riders Available For Purchase ONLY Prior To February 1, 2010:
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.75%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third Contract Anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.

The Contract currently provides for eight Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed

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minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7.

If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2% in lieu of the rate described above.

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Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

Option 4 —

A.      Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2% in lieu of the rate described above.

Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that Annuity Payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the

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annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options under Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The

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Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Cyber Security  — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the

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Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals or a withdrawal made to pay the fees of your investment adviser), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”

Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.

Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.” If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under

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the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Restrictions under the Texas Optional Retirement Program — If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract.

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments,

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and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.

To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.

However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.

Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.

The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

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Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond

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the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.

Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein.

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An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.

The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

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If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.

A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.

A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program.

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”

Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as “Roth contributions” under Code Section 402A, if the employer agrees to treat the contributions as Roth Contributions under the employer’s 403(b) plan. Roth Contributions may be made to this Contract in most states.

Unlike regular or “traditional” 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a “qualifying distribution” and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth Contributions is subject to federal income taxes when distributed.

Roth Contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.

Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

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If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. See “Section 403(b).”

Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See “Rollovers.”

Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2015 ).

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ( $98,000 for a married couple filing a joint return and $61,000 for a single taxpayer in 2015 ). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $183,000 and $193,000 (for 2015 ). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $116,000 to $131,000 in adjusted gross income for 2015 ( $183,000 to $193,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth

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IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.

Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.

For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.

A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.

Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”

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Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Tax Considerations —

Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2015 , the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,430,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Distributions from non-qualified annuity contracts are considered ”investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a

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United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Closed Subaccounts — The Subaccounts listed in the table below (“Closed Subaccounts”) are no longer available for the allocation of Purchase Payments or the transfer of Contract Value on the effective dates listed below . Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation

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Programs (collectively referred to as “Automatic Investment Program”). If you had Contract Value in one or more of the Closed Subaccounts on the effective date , however, your Contract Value will remain invested in the Subaccount until you make a transfer or withdrawal out of the Closed Subaccount.

If you had Contract Value in the American Century VP Mid Cap Value Subaccount on May 1, 2015, your Contract   Value will remain invested in the American Century VP Mid Cap Value Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from the American Century VP Mid Cap Value Subaccount, subject to transfer restrictions. Automatic allocations to the American Century VP Mid Cap Value Subaccount pursuant to an Automatic Investment Program, will continue to be in effect.

In the event that we receive a request on or after the effective date to allocate to any of the Closed Subaccounts, we will handle those transactions as follows:

New Applications. If we receive an application for a Contract with an allocation to any of the Closed Subaccounts, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.

Existing Contracts. If we receive a Purchase Payment for an existing Contract with an allocation to any of the Closed Subaccounts other than the PIMCO VIT Low Duration Subaccount, the PIMCO VIT Real Return Subaccount, or the PIMCO VIT Total Return Subaccount, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). For the American Century VP Mid Cap Value Subaccount, this only applies to Contracts without Contract Value in the American Century VP Mid Cap Value Subaccount as of May 1, 2015. If we receive a Purchase Payment for an existing Contract with an allocation to the PIMCO VIT Low Duration Subaccount, the PIMCO VIT Real Return Subaccount, or the PIMCO VIT Total Return Subaccount, we will allocate the applicable portion of the payment to a Subaccount that invests in the Advisor Class of the PIMCO VIT Low Duration Subaccount, the PIMCO VIT Real Return Subaccount, or the PIMCO VIT Total Return, as applicable. The Advisor Class imposes a distribution and/or service (12b-1) fee of 0.25%, which is 0.10% higher than the 0.15% service fee imposed by the Administrative Class.

If you had in effect an automatic allocation to one or more of the Closed Subaccounts pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on the effective date . If you wish to set up a new Dollar Cost Averaging Option, Asset Allocation Option, or a Rebalancing Program (without the Closed Subaccounts) you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to any of the Closed Subaccounts, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.

Closed Subaccounts	Effective Date
American Century VP Mid Cap Value	May 1, 2015
Neuberger Berman AMT Large Cap Value	April 4, 2011
PIMCO VIT Low Duration Subaccount – Administrative Class	April 4, 2011
PIMCO VIT Real Return Subaccount – Administrative Class	April 4, 2011
PIMCO VIT Total Return Subaccount – Administrative Class	April 4, 2011

Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other

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classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

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The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

State Variations — The Prospectus and Statement of Additional Information  describe all material terms and features of the Contract. Certain non-material provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company’s Administrative Office.

Legal Proceedings —The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2014, 2013, and 2012, the amounts paid to SDI in connection with all contracts sold through the Separate Account were $4,646,599.00, $5,238,251.00, and $3,804,507.12, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI’s ongoing operations.

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Selling Broker-Dealers. The Company may pay commissions to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

Compensation Paid to All Selling Broker-Dealers. The Company does not expect to pay commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers’ obligation to supervise their registered representatives that sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.

The registered representative who sells you the Contract may receive a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of Selling Broker-Dealers that received additional compensation from the Company in 2014 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): American Portfolios Financial Services, Inc., Cambridge Investment/RPA, Centaurus Financial, Inc., Client One Securities LLC, GWN Securities, Inc., Investacorp, Inc., J. W. Cole Financial, Inc., KMS Financial Services, Inc., Legend Equities Corporation, Lincoln Investment Planning, Inc., Money Concepts Capital Corporation, NEXT Financial Group, Inc., OFG Financial Services, Inc., PlanMember Securities Corporation, and TransAmerica Financial Advisors, Inc.

These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrange-

57

ments into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, rider charges, and withdrawal charge and may simultaneously be shown for other periods.

Quotations of yield and effective yield do not reflect deduction of the withdrawal charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the withdrawal charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

Although the Contract was not available for purchase until March 19, 2007, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2014 , and for each of the specified periods ended December 31, 2014 and 2013, or for such portions of such periods, are included in the Statement of Additional Information.

58

Table of Contents for Statement of Additional Information

The Statement of Additional Information for the EliteDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY

Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

Section 403(b)

Roth 403(b)

Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.

NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio		Seeks superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
AB VPS Dynamic Asset Allocation	B	Seeks to maximize total return consistent with the Adviser’s determination of reasonable risk.	AB
AB VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AB
AB VPS Growth and Income	B	Seeks long-term growth of capital.	AB
AB VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AB
Adaptive Allocation Portfolio		Seeks tactical allocation.	Critical Math Advisors
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Inv. Mgmt., Inc.
American Century VP International	II	Seeks capital growth.	American Century Inv. Mgmt., Inc.
American Century VP Mid Cap Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Funds IS ® Asset Allocation	4	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS ® Blue Chip Income and Growth	4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS ® Global Bond	4	Seeks, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS ® Global Growth	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® Global Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS ® Global Small Capitalization	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® Growth	4	Seeks growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® Growth-Income	4	Seeks long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS ® International	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® International Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS ® Mortgage	4	Seeks current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS ® New World	4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS ® U.S. Government/AAA-Rated Securities	4	Seeks a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Global Opportunities V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC
Deutsche Capital Growth VIP	B
Seeks long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of US companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500 ® Index (generally 500 of the largest companies in the US) or the Russell 1000 ® Growth Index (generally those stocks among the 1,000 largest US companies that have relatively higher price-to-earnings ratios and higher forecasted growth).
			Deutsche Inv. Mgmt. Americas Inc.
Deutsche Core Equity VIP	B
Seeks long-term growth of capital, current income and growth of income. Under normal   circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in equities, mainly common stocks. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.
			Deutsche Inv. Mgmt. Americas Inc.
Deutsche Global Growth VIP	B
Seeks long-term capital growth. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that portfolio management considers to be “blue chip” companies.
			Deutsche Inv. Mgmt. Americas Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche Global Small Cap VIP	B
Seeks above-average capital appreciation over the long term. The fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 30% of the aggregate market capitalization of the S&P Developed Broad Market Index). The fund may invest up to 20% of total assets in common stocks and other equities of large companies or in debt securities, including up to 5% of net assets in junk bonds (grade BB/Ba and below). The fund may invest in common stocks and other types of equities such as preferred stocks or convertible securities.
Deutsche Inv. Mgmt. Americas Inc.
Deutsche Government & Agency Securities VIP	B
Seeks high current income consistent with preservation of capital. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and repurchase agreements of US government securities. The fund normally invests all of its assets in securities issued or guaranteed by the US government, its agencies or instrumentalities, except the fund may invest up to 10% of its net assets in cash equivalents, such as money market funds, and short-term bond funds. These securities may not be issued or guaranteed by the US government, its agencies or instrumentalities.
Deutsche Inv. Mgmt. Americas Inc.
Deutsche High Income VIP	B
Seeks a high level of current income. Under normal circumstances, the fund generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest up to 50% of total assets in bonds denominated in US dollars or foreign currencies from foreign issuers.
Deutsche Inv. Mgmt. Americas Inc.
Deutsche Large Cap Value VIP	B
Seeks a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000 ® Value Index and that portfolio management believes are undervalued. Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector. The fund may invest up to 20% of total assets in foreign securities.
Deutsche Inv. Mgmt. Americas Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche Small Mid Cap Value VIP	B
Seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size US companies. While the fund invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities. The fund’s equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks. The fund may also invest in initial public offerings and real estate investment trusts.
Deutsche Inv. Mgmt. Americas Inc.
Dimensional VA Global Bond Portfolio		Seeks a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP
Dimensional VA International Small Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA International Value Portfolio		Seeks long-term capital appreciation	Dimensional Fund Advisors LP
Dimensional VA Short-Term Fixed Portfolio		Seeks a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP
Dimensional VA U.S. Large Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Direxion Dynamic VP HY Bond
Seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.
Rafferty Asset Mgmt., LLC
Direxion VP Indexed Commodity Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Broad Commodity Index.	Rafferty Asset Mgmt., LLC
Direxion VP Indexed Managed Futures Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Managed Futures Index.	Rafferty Asset Mgmt., LLC
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's ® SmallCap 600 Index (S&P SmallCap 600 Index).	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's ® 500 Composite Stock Price Index (S&P 500 ® Index).	The Dreyfus Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation
Eaton Vance VT Floating-Rate Income		Seeks high level of current income.	Eaton Vance Management

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Eaton Vance VT Large-Cap Value		Seeks total return.	Eaton Vance Management
Federated Fund for U.S. Government Securities II	II	Seeks current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Inv. Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Inv. Mgmt. Co.
Fidelity ® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc. and other investment advisers
Fidelity ® VIP Contrafund ®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity ® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Growth Opportunities	Service Class 2	Seeks capital growth.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity ® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc.
Fidelity ® VIP Mid Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 ® Index.	Fidelity SelectCo, LLC	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc., FIL Investment Advisors (UK) Ltd. and other investment advisers
Franklin Flex Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2	Seeks capital appreciation with current income as a secondary goal.	Franklin Advisers, Inc.
Franklin High Income VIP Fund	2	Seeks a high level of current income with capital appreciation as a secondary goal.	Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT High Quality Floating Rate	Service	Seeks a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF CLS AdvisorOne Global Diversified Equity		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VIF CLS AdvisorOne Global Growth		Seeks total return, consisting of capital growth and income.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VIF CLS AdvisorOne Growth and Income		Seeks a combination of current income and growth of capital.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VIF Floating Rate Strategies		Seeks a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Macro Opportunities		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF Managed Asset Allocation		Seeks growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks total return, comprised of capital appreciation and income.	Guggenheim Investments
Ibbotson Aggressive Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Balanced ETF Asset Allocation	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Conservative ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. S&P 500 Index	Series II	Seeks investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s ® 500 Composite Stock Price Index.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy		Seeks total return.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Balanced		Seeks total return through a combination of capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Dividend Opportunities		Seeks total return.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Energy		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Bond		Seeks a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Growth		Seeks to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Natural Resources		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Growth		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP High Income		Seeks total return through a combination of high current income and capital appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP International Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Limited-Term Bond		Seeks current income consistent with preservation of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Mid Cap Growth		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Real Estate Securities		Seeks total return through capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co.	Advantus Capital Mgmt.
Ivy Funds VIP Science and Technology		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Small Cap Growth		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.

67

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy Funds VIP Small Cap Value		Seeks capital appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Value		Seeks capital appreciation.	Waddell & Reed Inv. Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Inv. Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMIM
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMIM
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMIM
JPMorgan Insurance Trust US Equity Portfolio	2	Seeks high total return from a portfolio of selected equity securities.	JPMIM
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Seeks growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Value Opportunities VC	VC	Seeks long-term capital appreciation.	Lord, Abbett & Co. LLC
MFS ® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Fin. Srvcs. Co.

68

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
MFS ® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT Research	Service	Seeks capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT Total Return	Service	Seeks total return.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT Utilities	Service	Seeks total return.	Massachusetts Fin. Srvcs. Co.
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return.	Morgan Stanley Inv. Mgmt. Inc.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation.	Morgan Stanley Inv. Mgmt. Inc.	Morgan Stanley Inv. Mgmt. Ltd
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund ® /VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC

69

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Pioneer Inv. Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Pioneer Inv. Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Inv. Mgmt., Inc.
Pioneer High Yield VCT	II	Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer Inv. Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Pioneer Inv. Mgmt., Inc.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Pioneer Inv. Mgmt., Inc.
Power Income VIT	2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co. Inc.
Probabilities Fund	2	Seeks capital appreciation.	Co-Advised by: Probabilities Fund Mgmt., LLC and Princeton Fund Advisors, LLC
Putnam VT Absolute Return 500	IB
Seeks a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Inv. Mgmt., LLC	The Putnam Advisory Co., LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Inv. Mgmt., LLC
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Inv. Mgmt., LLC
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Inv. Mgmt., LLC

70

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Inv. Mgmt., LLC	The Putnam Advisory Co., LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Inv. Mgmt., LLC
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Inv. Mgmt., LLC
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Inv. Mgmt., LLC
Putnam VT Voyager	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Rydex VIF Banking		Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy		Seeks investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments
Rydex VIF Dow 2x Strategy
Seeks returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial Average SM . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy		Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments

71

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy	Seeks investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50 ® Index.	Guggenheim Investments
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments
Rydex VIF Government Long Bond 1.2x Strategy
Seeks investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments
Rydex VIF Inverse Dow 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average SM . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Seeks total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s   current benchmark is the daily price movement   of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price   movement of the Long Treasury Bond is based   on the daily price change of the most recently   issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

72

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse Mid-Cap Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse NASDAQ-100 ® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index ® . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000 ® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse S&P 500 Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy	Seeks investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ-100 ®	Seeks investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index ® .	Guggenheim Investments

73

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF NASDAQ-100 ® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance   of the NASDAQ-100 Index ® . The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Nova
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate	Seeks capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VIF Russell 2000 ® 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Russell 2000 ® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000 ® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

74

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF S&P 500 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P 500 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VIF Strengthening Dollar 2x Strategy
Seeks investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index ® . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications	Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation	Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market	Seeks security of principal, high current income, and liquidity.	Guggenheim Investments

75

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VIF Weakening Dollar 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index ® . The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
SEI VP Balanced Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Conservative Strategy	III	Seeks to manage risk of loss while providing the opportunity for modest capital appreciation.	SIMC
SEI VP Defensive Strategy	III	Seeks to manage risk of loss while providing current income and opportunity for limited capital appreciation.	SIMC
SEI VP Market Growth Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Market Plus Strategy	III	Seeks long-term capital appreciation.	SIMC
SEI VP Moderate Strategy	III	Seeks capital appreciation, while managing the risk of loss.	SIMC
T. Rowe Price Blue Chip Growth	II	Seeks long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth.	Templeton Inv. Counsel, LLC
Templeton Global Bond VIP Fund	2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth.	Templeton Global Advisors Ltd.
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
Transparent Value Directional Allocation VI	II	Seeks investment results that, before fees and expenses, correspond generally to the performance of the Transparent Value Directional Allocation Index SM (the "Directional Allocation Index").	Guggenheim Partners Inv. Mgmt., LLC	Transparent Value Advisors, LLC
Van Eck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Assocs. Corp.

76

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Van Eck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Assocs. Corp.
Virtus International Series	A	Seeks high total return consistent with reasonable risk.	Virtus Inv. Advisers, Inc.	Aberdeen
Virtus Multi-Sector Fixed Income Series	A	Seeks long-term total return.	Virtus Inv. Advisers, Inc.	Newfleet Asset Mgmt.
Virtus Premium AlphaSector™ Series	A	Seeks long-term capital appreciation.	Virtus Inv. Advisers, Inc.	F-Squared Investments
Virtus Real Estate Securities Series	A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Inv. Advisers, Inc.	Duff & Phelps
Virtus Small-Cap Growth Series	A	Seeks long-term capital growth.	Virtus Inv. Advisers, Inc.	Kanye Anderson Rudnick
Virtus Strategic Allocation Series	A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Inv. Advisers, Inc.	Euclid Advisors
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Inv., LLC	Voya Inv. Mgmt. Co. LLC
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Inv., LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and current income.	Directed Svcs. LLC	CBRE Clarion Securities LLC
Wells Fargo Advantage International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Intrinsic Value VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Metropolitan West Capital Mgmt., Inc.
Wells Fargo Advantage Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Opportunity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Small Cap Value VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co. and Western Asset Mgmt. Co. Ltd.

77

APPENDIX A
Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2014 .

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
7Twelve™ Balanced Portfolio	2014	10.19	9.81	18,629	10.20	9.85	0
	20135	10.00	10.19	0	10.00	10.20	0
AB VPS Dynamic Asset Allocation (formerly AllianceBernstein VPS Dynamic Asset Allocation)	2014 6	10.00	10.03	2,473	10.00	10.04	0
AB VPS Global Thematic Growth (formerly AllianceBernstein VPS Global Thematic Growth )	2014	12.13	12.29	0	12.16	12.34	0
	2013	10.22	12.13	0	10.22	12.16	0
	20124	10.00	10.22	0	10.00	10.22	0
AB VPS Growth and Income (formerly AllianceBernstein VPS Growth and Income )	2014	13.20	13.94	6,530	13.23	13.99	0
	2013	10.15	13.20	10,452	10.15	13.23	0
	20124	10.00	10.15	0	10.00	10.15	0
AB VPS Small/Mid Cap Value (formerly AllianceBernstein VPS Small/Mid Cap Value )	2014	13.57	14.28	2,972	13.59	14.34	0
	2013	10.20	13.57	5,379	10.20	13.59	0
	20124	10.00	10.20	0	10.00	10.20	0
Adaptive Allocation Portfolio	2014	10.24	9.76	0	10.26	9.80	0
	2013	10.04	10.24	0	10.04	10.26	0
	20124	10.00	10.04	0	10.00	10.04	0
Alger Capital Appreciation	2014	13.36	14.65	4,401	13.44	14.76	0
	2013	10.26	13.36	10,783	10.30	13.44	0
	2012	9.01	10.26	0	9.02	10.30	0
	20112	10.00	9.01	0	10.00	9.02	0
Alger Large Cap Growth	2014	12.57	13.43	1,892	12.64	13.53	0
	2013	9.67	12.57	0	9.71	12.64	0
	2012	9.15	9.67	0	9.17	9.71	0
	20112	10.00	9.15	0	10.00	9.17	0
ALPS/Alerian Energy Infrastructure	2014	10.64	11.50	6,569	10.65	11.54	0
	20135	10.00	10.64	5,764	10.00	10.65	0
American Century VP Income & Growth	2014	13.63	14.79	19,859	13.71	14.90	0
	2013	10.41	13.63	0	10.45	13.71	0
	2012	9.42	10.41	6,528	9.43	10.45	0
	20112	10.00	9.42	0	10.00	9.43	0
American Century VP Inflation Protection	2014	8.81	8.79	2,865	8.83	8.83	0
	2013	9.97	8.81	2,780	9.97	8.83	0
	20124	10.00	9.97	0	10.00	9.97	0
American Century VP International	2014	11.28	10.28	12,898	11.34	10.36	0
	2013	9.55	11.28	13,525	9.59	11.34	0
	2012	8.17	9.55	1,063	8.18	9.59	0
	20112	10.00	8.17	0	10.00	8.18	0
American Century VP Mid Cap Value	2014	12.92	14.51	14,478	13.00	14.62	4,263
	2013	10.30	12.92	12,292	10.33	13.00	0
	2012	9.17	10.30	4,563	9.19	10.33	0
	20112	10.00	9.17	0	10.00	9.19	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
American Century VP Value	2014	13.10	14.29	21,794	13.17	14.40	0
	2013	10.31	13.10	16,955	10.35	13.17	4,099
	2012	9.32	10.31	942	9.33	10.35	3,948
	20112	10.00	9.32	519	10.00	9.33	2,150
American Funds IS ® Asset Allocation	2014 6	10.00	10.18	0	10.00	10.20	0
American Funds IS ® Blue Chip Income and Growth	2014 6	10.00	10.84	3,516	10.00	10.85	0
American Funds IS ® Global Bond	2014 6	10.00	9.49	1,678	10.00	9.51	0
American Funds IS ® Global Growth	2014 6	10.00	10.16	0	10.00	10.17	0
American Funds IS ® Global Growth and Income	2014 6	10.00	10.04	0	10.00	10.05	0
American Funds IS ® Global Small Capitalization	2014 6	10.00	9.91	0	10.00	9.93	0
American Funds IS ® Growth	2014 6	10.00	10.62	22	10.00	10.63	0
American Funds IS ® Growth-Income	2014 6	10.00	10.61	0	10.00	10.63	0
American Funds IS ® International	2014 6	10.00	9.42	0	10.00	9.44	0
American Funds IS ® International Growth and Income	2014 6	10.00	9.15	0	10.00	9.16	0
American Funds IS ® Mortgage	2014 6	10.00	9.98	0	10.00	9.99	0
American Funds IS ® New World	2014 6	10.00	9.04	5,434	10.00	9.06	0
American Funds IS ® U.S. Government/ AAA-Rated Securities	2014 6	10.00	9.96	2,038	10.00	9.97	0
BlackRock Basic Value V.I.	2014	12.92	13.68	12,138	12.99	13.78	0
	2013	9.71	12.92	15,349	9.75	12.99	0
	2012	8.84	9.71	0	8.85	9.75	0
	20112	10.00	8.84	0	10.00	8.85	0
BlackRock Capital Appreciation V.I.	2014	11.97	12.56	6,978	12.04	12.65	0
	2013	9.29	11.97	0	9.32	12.04	0
	2012	8.47	9.29	0	8.48	9.32	0
	20112	10.00	8.47	0	10.00	8.48	0
BlackRock Equity Dividend V.I.	2014	12.38	13.04	21,943	12.44	13.14	0
	2013	10.32	12.38	28,026	10.36	12.44	0
	2012	9.55	10.32	20,662	9.56	10.36	0
	20112	10.00	9.55	5,810	10.00	9.56	0
BlackRock Global Allocation V.I.	2014	10.61	10.45	20,101	10.67	10.53	0
	2013	9.60	10.61	22,404	9.63	10.67	0
	2012	9.04	9.60	7,906	9.05	9.63	0
	20112	10.00	9.04	0	10.00	9.05	0
BlackRock Global Opportunities V.I.	2014	11.41	10.54	1,123	11.47	10.62	0
	2013	9.12	11.41	2,908	9.15	11.47	0
	2012	8.26	9.12	1,800	8.27	9.15	0
	20112	10.00	8.26	0	10.00	8.27	0
BlackRock High Yield V.I.	2014	10.55	10.45	12,947	10.57	10.49	0
	2013	10.02	10.55	90,486	10.02	10.57	0
	20124	10.00	10.02	0	10.00	10.02	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
BlackRock Large Cap Core V.I.	2014	12.67	13.72	0	12.74	13.83	0
	2013	9.85	12.67	0	9.88	12.74	0
	2012	9.07	9.85	0	9.08	9.88	0
	20112	10.00	9.07	0	10.00	9.08	0
BlackRock Large Cap Growth V.I.	2014	12.93	14.24	1,961	13.00	14.35	0
	2013	10.02	12.93	1,903	10.06	13.00	0
	2012	9.04	10.02	0	9.05	10.06	0
	20112	10.00	9.04	0	10.00	9.05	0
Deutsche Capital Growth VIP (formerly DWS Capital Growth VIP )	2014	12.81	13.95	6,583	12.89	14.06	0
	2013	9.88	12.81	0	9.92	12.89	0
	2012	8.85	9.88	0	8.86	9.92	0
	20112	10.00	8.85	0	10.00	8.86	0
Deutsche Core Equity VIP (formerly DWS Core Equity VIP)3	2014	13.18	14.20	1,462	13.26	14.31	0
	2013	9.95	13.18	0	9.99	13.26	0
	2012	8.93	9.95	0	8.94	9.99	0
	20112	10.00	8.93	0	10.00	8.94	0
Deutsche Global Growth VIP (formerly DWS Global Growth VIP )	2014	10.55	10.17	0	10.61	10.25	0
	2013	8.98	10.55	0	9.01	10.61	0
	2012	7.87	8.98	0	7.88	9.01	0
	20112	10.00	7.87	0	10.00	7.88	0
Deutsche Global Small Cap VIP (formerly DWS Global Small Cap VIP )	2014	12.31	11.38	1,555	12.38	11.47	0
	2013	9.39	12.31	461	9.43	12.38	0
	2012	8.46	9.39	200	8.47	9.43	0
	20112	10.00	8.46	0	10.00	8.47	0
Deutsche Government & Agency Securities VIP (formerly DWS Government & Agency Securities VIP )	2014	9.56	9.69	7,489	9.61	9.76	0
	2013	10.23	9.56	4,314	10.26	9.61	0
	2012	10.33	10.23	10,878	10.35	10.26	0
	20112	10.00	10.33	2,500	10.00	10.35	0
Deutsche High Income VIP (formerly DWS High Income VIP )	2014	10.39	10.16	0	10.42	10.20	0
	2013	10.01	10.39	2,942	10.01	10.42	0
	20124	10.00	10.01	0	10.00	10.01	0
Deutsche Large Cap Value VIP (formerly DWS Large Cap Value VIP )	2014	12.24	13.05	0	12.31	13.15	0
	2013	9.71	12.24	3,760	9.74	12.31	0
	2012	9.18	9.71	0	9.20	9.74	0
	20112	10.00	9.18	0	10.00	9.20	0
Deutsche Small Mid Cap Value VIP (formerly DWS Small Mid Cap Value VIP )	2014	11.95	12.14	0	12.02	12.23	0
	2013	9.19	11.95	7,017	9.22	12.02	4,624
	2012	8.39	9.19	0	8.40	9.22	6,714
	20112	10.00	8.39	0	10.00	8.40	8,126
Dimensional VA Global Bond Portfolio	2014	9.59	9.49	30,880	9.61	9.53	0
	2013	10.00	9.59	6,080	10.00	9.61	0
	20124	10.00	10.00	0	10.00	10.00	0
Dimensional VA International Small Portfolio	2014	12.36	11.21	22,534	12.38	11.25	2,792
	2013	10.11	12.36	2,116	10.11	12.38	0
	20124	10.00	10.11	0	10.00	10.11	0
Dimensional VA International Value Portfolio	2014	11.88	10.61	39,428	11.90	10.65	4,842
	2013	10.15	11.88	13,705	10.15	11.90	0
	20124	10.00	10.15	0	10.00	10.15	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Dimensional VA Short-Term Fixed Portfolio	2014	9.65	9.29	29,271	9.67	9.33	0
	2013	10.00	9.65	53,813	10.00	9.67	0
	20124	10.00	10.00	0	10.00	10.00	0
Dimensional VA U.S. Large Value Portfolio	2014	13.81	14.50	42,755	13.84	14.56	0
	2013	10.20	13.81	6,745	10.20	13.84	0
	20124	10.00	10.20	0	10.00	10.20	0
Dimensional VA U.S. Targeted Value Portfolio	2014	14.21	14.18	29,333	14.24	14.24	0
	2013	10.21	14.21	3,346	10.21	14.24	0
	20124	10.00	10.21	0	10.00	10.21	0
Direxion Dynamic VP HY Bond	2014	9.35	9.02	29,159	9.48	9.17	0
	2013	9.31	9.35	0	9.42	9.48	0
	2012	8.83	9.31	0	8.92	9.42	0
	2011	8.71	8.83	0	8.78	8.92	0
	2010	8.67	8.71	5,940	8.72	8.78	9,617
	2009	8.17	8.67	54,880	8.21	8.72	11,921
	2008	9.40	8.17	136,826	9.42	8.21	47,922
	20078	10.00	9.40	97	10.00	9.42	0
Direxion VP Indexed Commodity Strategy	2014 6	10.00	9.04	0	10.00	9.06	0
Direxion VP Indexed Managed Futures Strategy	2014 6	10.00	11.19	0	10.00	11.20	0
Dreyfus IP Small Cap Stock Index	2014	13.86	14.08	4,893	13.89	14.13	0
	2013	10.20	13.86	3,062	10.20	13.89	0
	20124	10.00	10.20	0	10.00	10.20	0
Dreyfus IP Technology Growth	2014	13.02	13.41	328	13.05	13.46	0
	2013	10.17	13.02	282	10.17	13.05	0
	20124	10.00	10.17	0	10.00	10.17	0
Dreyfus Stock Index	2014	12.94	14.14	7,230	12.97	14.20	0
	2013	10.17	12.94	0	10.17	12.97	0
	20124	10.00	10.17	0	10.00	10.17	0
Dreyfus VIF Appreciation	2014	11.85	12.35	0	11.88	12.40	0
	2013	10.16	11.85	0	10.16	11.88	0
	20124	10.00	10.16	0	10.00	10.16	0
Dreyfus VIF International Value	2014	7.80	6.81	3,369	7.91	6.92	0
	2013	6.58	7.80	1,832	6.66	7.91	0
	2012	6.06	6.58	420	6.12	6.66	0
	2011	7.72	6.06	426	7.78	6.12	0
	2010	7.66	7.72	399	7.71	7.78	0
	2009	6.07	7.66	2,060	6.10	7.71	615
	2008	10.05	6.07	1,500	10.07	6.10	0
	20078	10.00	10.05	2,220	10.00	10.07	196
Eaton Vance VT Floating-Rate Income	2014 6	10.00	9.77	1,935	10.00	9.78	0
Eaton Vance VT Large-Cap Value	2014 6	10.00	10.46	0	10.00	10.47	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Federated Fund for U.S. Government Securities II	2014	10.27	10.38	3,354	10.41	10.54	0
	2013	10.85	10.27	0	10.98	10.41	0
	2012	10.91	10.85	0	11.02	10.98	0
	2011	10.67	10.91	0	10.76	11.02	0
	2010	10.51	10.67	4,525	10.57	10.76	6,761
	2009	10.34	10.51	21,199	10.38	10.57	6,603
	2008	10.26	10.34	16,426	10.28	10.38	194
	20078	10.00	10.26	351	10.00	10.28	352
Federated High Income Bond II	2014	13.30	13.16	2,896	13.49	13.38	1,786
	2013	12.90	13.30	23,987	13.06	13.49	1,741
	2012	11.68	12.90	3,337	11.80	13.06	8,538
	2011	11.53	11.68	3,996	11.62	11.80	12,573
	2010	10.43	11.53	6,200	10.49	11.62	24,706
	2009	7.08	10.43	7,918	7.11	10.49	18,651
	2008	9.92	7.08	6,540	9.94	7.11	8,081
	20078	10.00	9.92	3,878	10.00	9.94	4,668
Fidelity® VIP Balanced	2014	11.38	12.10	98,936	11.44	12.19	0
	2013	9.88	11.38	45,681	9.91	11.44	0
	2012	8.90	9.88	29,255	8.92	9.91	0
	20112	10.00	8.90	0	10.00	8.92	0
Fidelity® VIP Contrafund®	2014	12.17	13.13	59,878	12.34	13.34	2,078
	2013	9.62	12.17	71,479	9.74	12.34	1,433
	2012	8.58	9.62	17,793	8.66	9.74	2,299
	2011	9.13	8.58	15,916	9.20	8.66	8,472
	2010	8.08	9.13	6,527	8.13	9.20	10,330
	2009	6.18	8.08	9,482	6.20	8.13	11,230
	2008	11.15	6.18	17,755	11.88	6.20	12,067
	20078	10.00	11.15	9,440	10.00	11.88	5,522
Fidelity® VIP Disciplined Small Cap	2014	13.49	13.68	1,839	13.57	13.78	0
	2013	10.12	13.49	482	10.16	13.57	0
	2012	8.84	10.12	0	8.85	10.16	0
	20112	10.00	8.84	510	10.00	8.85	0
Fidelity® VIP Emerging Markets	2014	10.11	9.88	5,001	10.13	9.92	0
	2013	10.09	10.11	26,868	10.09	10.13	0
	20124	10.00	10.09	0	10.00	10.09	0
Fidelity® VIP Growth & Income	2014	13.79	14.69	15,115	13.87	14.80	0
	2013	10.71	13.79	4,760	10.75	13.87	0
	2012	9.38	10.71	6,121	9.39	10.75	0
	20112	10.00	9.38	0	10.00	9.39	0
Fidelity® VIP Growth Opportunities	2014	12.61	13.64	21,749	12.79	13.86	6,007
	2013	9.49	12.61	23,561	9.61	12.79	0
	2012	8.24	9.49	6,665	8.32	9.61	3,424
	2011	8.36	8.24	0	8.43	8.32	4,054
	2010	7.01	8.36	0	7.05	8.43	5,740
	2009	4.99	7.01	965	5.01	7.05	0
	2008	11.50	4.99	0	11.53	5.01	0
	20078	10.00	11.50	1,010	10.00	11.53	463

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Fidelity® VIP High Income	2014	10.211	9.95	4,925	10.23	9.99	0
	2013	10.00	10.21	70,199	10.00	10.23	0
	20124	10.00	10.00	0	10.00	10.00	0
Fidelity® VIP Index 500	2014	11.57	12.67	100,999	11.74	12.87	5,133
	2013	9.08	11.57	289,639	9.19	11.74	7,082
	2012	8.13	9.08	19,092	8.21	9.19	11,643
	2011	8.27	8.13	7,037	8.33	8.21	13,230
	2010	7.46	8.27	5,441	7.50	8.33	6,443
	2009	6.11	7.46	6,163	6.14	7.50	3,921
	2008	10.07	6.11	3,159	10.09	6.14	387
	20078	10.00	10.07	1,123	10.00	10.09	394
Fidelity® VIP Investment-Grade Bond	2014	10.85	11.07	50,550	11.00	11.25	12,777
	2013	11.47	10.85	27,900	11.60	11.00	13,844
	2012	11.24	11.47	22,497	11.35	11.60	13,441
	2011	10.87	11.24	15,062	10.96	11.35	15,306
	2010	10.46	10.87	16,532	10.52	10.96	10,918
	2009	9.38	10.46	24,316	9.42	10.52	10,372
	2008	10.06	9.38	7,921	10.08	9.42	5,974
	20078	10.00	10.06	2,872	10.00	10.08	3,001
Fidelity® VIP Mid Cap	2014	12.02	12.31	43,460	12.09	12.41	0
	2013	9.16	12.02	49,071	9.19	12.09	0
	2012	8.27	9.16	3,201	8.29	9.19	0
	20112	10.00	8.27	115	10.00	8.29	0
Fidelity® VIP Overseas	2014	11.34	10.04	5,379	11.40	10.12	0
	2013	9.02	11.34	1,074	9.05	11.40	0
	2012	7.75	9.02	0	7.76	9.05	0
	20112	10.00	7.75	0	10.00	7.76	0
Fidelity® VIP Real Estate	2014	10.91	13.68	41,484	10.97	13.78	0
	2013	11.11	10.91	16,418	11.15	10.97	0
	2012	9.72	11.11	12,194	9.74	11.15	0
	20112	10.00	9.72	517	10.00	9.74	0
Fidelity® VIP Strategic Income	2014	10.21	10.20	7,978	10.27	10.28	0
	2013	10.57	10.21	6,488	10.61	10.27	0
	2012	9.92	10.57	25,009	9.94	10.61	0
	20112	10.00	9.92	0	10.00	9.94	0
Franklin Flex Cap Growth VIP Fund	2014	12.25	12.56	4,978	12.32	12.66	0
	2013	9.23	12.25	0	9.26	12.32	0
	2012	8.74	9.23	0	8.75	9.26	0
	20112	10.00	8.74	0	10.00	8.75	0
Franklin Growth and Income VIP Fund	2014	12.93	13.64	1,854	13.01	13.74	0
	2013	10.33	12.93	1,799	10.37	13.01	0
	2012	9.53	10.33	8,119	9.54	10.37	0
	20112	10.00	9.53	0	10.00	9.54	0
Franklin High Income VIP Fund	2014	11.37	10.98	31,663	11.44	11.07	0
	2013	10.92	11.37	741,988	10.96	11.44	0
	2012	9.78	10.92	20,900	9.80	10.96	2,152
	20112	10.00	9.78	1,209	10.00	9.80	3,671

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Franklin Income VIP Fund	2014	11.32	11.44	209,620	11.38	11.52	0
	2013	10.28	11.32	57,983	10.32	11.38	0
	2012	9.45	10.28	8,582	9.46	10.32	0
	20112	10.00	9.45	0	10.00	9.46	0
Franklin Large Cap Growth VIP Fund	2014	12.41	13.48	2,102	12.47	13.58	0
	2013	9.98	12.41	0	10.02	12.47	0
	2012	9.20	9.98	0	9.21	10.02	0
	20112	10.00	9.20	0	10.00	9.21	0
Franklin Mutual Global Discovery VIP Fund	2014	12.24	12.50	28,245	12.31	12.59	0
	2013	9.93	12.24	14,468	9.96	12.31	0
	2012	9.06	9.93	0	9.08	9.96	0
	20112	10.00	9.06	0	10.00	9.08	0
Franklin Mutual Shares VIP Fund	2014	12.47	12.90	3,092	12.54	13.00	0
	2013	10.06	12.47	2,440	10.10	12.54	0
	2012	9.12	10.06	0	9.13	10.10	0
	20112	10.00	9.12	0	10.00	9.13	0
Franklin Rising Dividends VIP Fund	2014	13.37	14.05	28,673	13.45	14.15	0
	2013	10.67	13.37	68,266	10.71	13.45	0
	2012	9.87	10.67	10,985	9.88	10.71	0
	20112	10.00	9.87	0	10.00	9.88	0
Franklin Small Cap Value VIP Fund	2014	13.16	12.78	8,007	13.23	12.88	0
	2013	10.00	13.16	3,883	10.03	13.23	0
	2012	8.74	10.00	13,972	8.75	10.03	2,568
	20112	10.00	8.74	0	10.00	8.75	0
Franklin Small-Mid Cap Growth VIP Fund	2014	23.33	24.23	3,708	23.57	24.53	307
	2013	17.48	23.33	5,064	17.62	23.57	2,398
	2012	16.32	17.48	434	16.42	17.62	5,554
	2011	17.75	16.32	2,332	17.83	16.42	5,063
	2010	14.40	17.75	737	14.43	17.83	110
	2009	10.38	14.40	600	10.38	14.43	0
	20081	10.00	10.38	0	10.00	10.38	0
Franklin Strategic Income VIP Fund	2014	10.58	10.41	16,865	10.63	10.49	0
	2013	10.60	10.58	13,357	10.63	10.63	0
	2012	9.73	10.60	39,622	9.74	10.63	1,082
	20112	10.00	9.73	0	10.00	9.74	1,036
Franklin U.S. Government Securities VIP Fund	2014	9.54	9.53	14,258	9.60	9.60	0
	2013	10.11	9.54	8,441	10.14	9.60	0
	2012	10.27	10.11	554	10.28	10.14	0
	20112	10.00	10.27	6,095	10.00	10.28	0
Goldman Sachs VIT Growth Opportunities	2014	12.92	13.87	5,417	13.00	13.98	0
	2013	10.12	12.92	3,579	10.16	13.00	0
	2012	8.77	10.12	3,381	8.78	10.16	0
	20112	10.00	8.77	0	10.00	8.78	0
Goldman Sachs VIT High Quality Floating Rate	2014	9.99	9.64	33,203	10.04	9.71	0
	2013	10.30	9.99	28,993	10.33	10.04	0
	2012	10.37	10.30	11,400	10.39	10.33	0
	20112	10.00	10.37	0	10.00	10.39	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Goldman Sachs VIT Large Cap Value	2014	12.64	13.75	7,606	12.71	13.86	0
	2013	9.84	12.64	1,527	9.88	12.71	0
	2012	8.58	9.84	0	8.59	9.88	3,211
	20112	10.00	8.58	1,047	10.00	8.59	0
Goldman Sachs VIT Mid Cap Value	2014	12.51	13.69	43,021	12.58	13.80	0
	2013	9.77	12.51	7,841	9.80	12.58	0
	2012	8.56	9.77	1,084	8.57	9.80	0
	20112	10.00	8.56	0	10.00	8.57	0
Goldman Sachs VIT Small Cap Equity Insights	2014	12.78	13.17	0	12.85	13.27	0
	2013	9.77	12.78	0	9.80	12.85	0
	2012	8.99	9.77	0	9.00	9.80	0
	20112	10.00	8.99	0	10.00	9.00	0
Goldman Sachs VIT Strategic Growth	2014	13.63	14.93	10,608	13.71	15.05	0
	2013	10.69	13.63	7,231	10.73	13.71	0
	2012	9.25	10.69	0	9.26	10.73	0
	20112	10.00	9.25	0	10.00	9.26	0
Goldman Sachs VIT Strategic International Equity	2014	11.14	9.93	11,753	11.20	10.01	0
	2013	9.32	11.14	17,559	9.35	11.20	0
	2012	7.98	9.32	1,993	7.99	9.35	0
	20112	10.00	7.98	0	10.00	7.99	0
Guggenheim VIF All Cap Value	2014	20.20	21.00	8	20.41	21.26	0
	2013	15.70	20.20	0	15.83	20.41	0
	2012	14.07	15.70	0	14.16	15.83	0
	2011	15.22	14.07	0	15.29	14.16	0
	2010	13.51	15.22	0	13.54	15.29	0
	2009	10.52	13.51	0	10.52	13.54	0
	20081	10.00	10.52	0	10.00	10.52	0
Guggenheim VIF CLS AdvisorOne Global Diversified Equity (formerly Guggenheim VIF CLS AdvisorOne Amerigo )	2014	10.48	10.48	55,622	10.63	10.65	55,146
	2013	8.79	10.48	58,695	8.89	10.63	79,248
	2012	8.00	8.79	50,385	8.08	8.89	84,153
	2011	8.93	8.00	51,385	9.00	8.08	117,009
	2010	8.03	8.93	55,668	8.08	9.00	123,454
	2009	5.96	8.03	54,683	5.99	8.08	127,536
	2008	10.84	5.96	74,534	10.86	5.99	142,121
	20078	10.00	10.84	38,105	10.00	10.86	76,761
Guggenheim VIF CLS AdvisorOne Global Growth (formerly Guggenheim VIF CLS AdvisorOne Select Allocation )	2014	10.29	10.22	15,118	10.44	10.39	13,646
	2013	8.97	10.29	15,055	9.08	10.44	21,050
	2012	8.26	8.97	19,666	8.35	9.08	21,842
	2011	8.93	8.26	20,889	9.00	8.35	29,224
	2010	8.12	8.93	20,005	8.17	9.00	27,048
	2009	6.90	8.12	17,783	6.22	8.17	22,105
	2008	11.08	6.90	15,433	11.10	6.22	24,181
	20078	10.00	11.08	6,953	10.00	11.10	11,717

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF CLS AdvisorOne Growth and Income (formerly Guggenheim VIF CLS AdvisorOne Clermont )	2014	9.61	9.45	68,331	9.75	9.60	32,966
	2013	9.03	9.61	25,449	9.14	9.75	49,118
	2012	8.44	9.03	25,525	8.52	9.14	65,433
	2011	8.76	8.44	31,471	8.83	8.52	42,857
	2010	8.17	8.76	32,578	8.22	8.83	50,400
	2009	6.19	8.17	25,696	6.92	8.22	39,373
	2008	10.21	6.19	21,771	10.23	6.92	18,737
	20078	10.00	10.21	10,262	10.00	10.23	4,328
Guggenheim VIF Floating Rate Strategies	2014	10.02	9.91	51,639	10.03	9.94	3,563
	20135	10.00	10.02	61,886	10.00	10.03	0
Guggenheim VIF Global Managed Futures Strategy	2014	6.21	6.72	7,684	6.27	6.81	1,704
	2013	6.26	6.21	4,132	6.32	6.27	0
	2012	7.30	6.26	5,047	7.35	6.32	0
	2011	8.27	7.30	735	8.31	7.35	0
	2010	8.88	8.27	813	8.90	8.31	2,055
	2009	9.57	8.88	1,360	9.57	8.90	2,097
	20081	10.00	9.57	1,723	10.00	9.57	267
Guggenheim VIF High Yield	2014	10.80	10.70	26,007	10.86	10.78	0
	2013	10.41	10.80	66,380	10.45	10.86	0
	2012	9.38	10.41	42,378	9.40	10.45	427
	20112	10.00	9.38	46,022	10.00	9.40	414
Guggenheim VIF Large Cap Value	2014	18.64	19.72	32	18.83	19.96	0
	2013	14.62	18.64	0	14.74	18.83	0
	2012	13.09	14.62	0	13.18	14.74	2,150
	2011	14.10	13.09	0	14.16	13.18	0
	2010	12.56	14.10	1,375	12.59	14.16	0
	2009	10.28	12.56	0	10.28	12.59	0
	20081	10.00	10.28	0	10.00	10.28	0
Guggenheim VIF Long Short Equity	2014	9.20	9.13	33,959	9.33	9.28	0
	2013	8.10	9.20	16,992	8.20	9.33	0
	2012	8.03	8.10	744	8.11	8.20	0
	2011	8.90	8.03	622	8.97	8.11	0
	2010	8.28	8.90	272	8.33	8.97	0
	2009	6.74	8.28	110	6.76	8.33	0
	2008	11.76	6.74	489	11.78	6.76	0
	20078	10.00	11.76	165	10.00	11.78	0
Guggenheim VIF Macro Opportunities	2014	9.87	10.04	31,105	9.88	10.07	0
	20135	10.00	9.87	4,514	10.00	9.88	0
Guggenheim VIF Managed Asset Allocation	2014	11.42	11.77	0	11.48	11.86	0
	2013	10.34	11.42	0	10.38	11.48	0
	2012	9.45	10.34	0	9.46	10.38	0
	20112	10.00	9.45	0	10.00	9.46	0
Guggenheim VIF Mid Cap Value	2014	22.86	22.29	2,164	23.10	22.56	0
	2013	17.75	22.86	992	17.90	23.10	0
	2012	15.69	17.75	462	15.79	17.90	0
	2011	17.55	15.69	212	17.63	15.79	55
	2010	15.42	17.55	64	15.46	17.63	0
	2009	11.09	15.42	0	11.09	15.46	0
	20081	10.00	11.09	0	10.00	11.09	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF Multi-Hedge Strategies	2014	7.32	7.40	8,815	7.42	7.52	848
	2013	7.45	7.32	7,067	7.54	7.42	826
	2012	7.55	7.45	11,432	7.62	7.54	805
	2011	7.56	7.55	1,171	7.62	7.62	0
	2010	7.37	7.56	2,444	7.41	7.62	6,159
	2009	7.88	7.37	4,160	7.91	7.41	5,890
	2008	10.04	7.88	1,910	10.06	7.91	1,766
	20078	10.00	10.04	0	10.00	10.06	0
Guggenheim VIF Small Cap Value	2014	15.94	15.19	4,435	16.17	15.44	0
	2013	12.07	15.94	4,853	12.21	16.17	0
	2012	10.45	12.07	2,501	10.55	12.21	1,088
	2011	11.34	10.45	3,997	11.43	10.55	4,418
	2010	9.63	11.34	905	9.69	11.43	4,596
	2009	6.39	9.63	1,206	6.42	9.69	2,588
	2008	10.77	6.39	1,312	10.79	6.42	542
	20078	10.00	10.77	835	10.00	10.79	358
Guggenheim VIF StylePlus Large Core	2014	12.65	14.12	1,013	12.68	14.18	0
	2013	10.16	12.65	0	10.17	12.68	0
	20124	10.00	10.16	0	10.00	10.17	0
Guggenheim VIF StylePlus Large Growth	2014	11.53	12.84	1,749	11.60	12.94	0
	2013	9.31	11.53	0	9.34	11.60	7,165
	2012	8.70	9.31	0	8.72	9.34	7,466
	20112	10.00	8.70	0	10.00	8.72	5,523
Guggenheim VIF StylePlus Mid Growth	2014	22.82	24.92	2,648	23.05	25.23	0
	2013	18.09	22.82	2,473	18.25	23.05	0
	2012	16.18	18.09	0	16.28	18.25	0
	2011	17.50	16.18	0	17.58	16.28	0
	2010	14.59	17.50	0	14.62	17.58	0
	2009	10.49	14.59	454	10.49	14.62	0
	20081	10.00	10.49	0	10.00	10.49	0
Guggenheim VIF StylePlus Small Growth	2014	13.91	14.62	584	13.94	14.68	0
	2013	10.19	13.91	0	10.19	13.94	0
	20124	10.00	10.19	0	10.00	10.19	0
Guggenheim VIF Total Return Bond	2014	9.82	10.26	111,501	9.84	10.30	0
	2013	9.99	9.82	0	9.99	9.84	0
	20124	10.00	9.99	0	10.00	9.99	0
Guggenheim VIF World Equity Income	2014	8.52	8.65	8,613	8.64	8.79	0
	2013	7.40	8.52	266,478	7.49	8.64	5,929
	2012	6.57	7.40	149,397	6.63	7.49	3,000
	2011	8.07	6.57	115	8.14	6.63	3,536
	2010	7.22	8.07	2,899	7.27	8.14	5,281
	2009	6.25	7.22	1,784	6.27	7.27	6,013
	2008	10.49	6.25	3,650	10.51	6.27	7,030
	20078	10.00	10.49	3,419	10.00	10.51	4,520
Ibbotson Aggressive Growth ETF Asset Allocation	2014	11.55	11.66	0	11.58	11.71	0
	2013	10.12	11.55	0	10.12	11.58	0
	20124	10.00	10.12	0	10.00	10.12	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ibbotson Balanced ETF Asset Allocation	2014	10.89	11.00	5,428	10.91	11.04	791
	2013	10.08	10.89	1,189	10.08	10.91	745
	20124	10.00	10.08	0	10.00	10.08	0
Ibbotson Conservative ETF Asset Allocation	2014	9.93	9.85	11,880	9.95	9.89	0
	2013	10.02	9.93	0	10.02	9.95	0
	20124	10.00	10.02	0	10.00	10.02	0
Ibbotson Growth ETF Asset Allocation	2014	11.38	11.50	7,391	11.40	11.54	0
	2013	10.11	11.38	1,386	10.11	11.40	0
	20124	10.00	10.11	0	10.00	10.11	0
Ibbotson Income and Growth ETF Asset Allocation	2014	10.42	10.40	3,501	10.44	10.44	0
	2013	10.05	10.42	24,906	10.05	10.44	0
	20124	10.00	10.05	0	10.00	10.05	0
Invesco V.I. American Franchise	2014	12.63	13.20	0	12.70	13.30	0
	2013	9.35	12.63	0	7.58	12.70	0
	2012	8.54	9.35	0	8.55	7.58	0
	20112	10.00	8.54	0	10.00	8.55	0
Invesco V.I. American Value	2014	13.19	13.95	35,639	13.26	14.05	0
	2013	10.19	13.19	3,313	10.23	13.26	0
	2012	9.01	10.19	8,388	9.02	10.23	1,552
	20112	10.00	9.01	0	10.00	9.02	0
Invesco V.I. Balanced-Risk Allocation	2014 6	10.00	10.07	0	10.00	10.08	0
Invesco V.I. Comstock	2014	13.47	14.20	1,497	13.55	14.31	0
	2013	10.28	13.47	3,648	10.32	13.55	0
	2012	8.95	10.28	1,190	8.96	10.32	0
	20112	10.00	8.95	781	10.00	8.96	0
Invesco V.I. Core Equity	2014	12.43	12.95	0	12.50	13.05	0
	2013	9.98	12.43	0	10.01	12.50	0
	2012	9.09	9.98	0	9.11	10.01	0
	20112	10.00	9.09	0	10.00	9.11	0
Invesco V.I. Equity and Income	2014	11.98	12.59	4,488	12.05	12.69	0
	2013	9.93	11.98	4,896	9.97	12.05	0
	2012	9.15	9.93	3,353	9.16	9.97	0
	20112	10.00	9.15	0	10.00	9.16	0
Invesco V.I. Global Core Equity	2014	10.65	10.34	0	10.71	10.42	0
	2013	9.02	10.65	0	9.05	10.71	0
	2012	8.23	9.02	0	8.24	9.05	0
	20112	10.00	8.23	0	10.00	8.24	0
Invesco V.I. Global Health Care	2014	14.62	16.86	22,797	14.70	16.99	0
	2013	10.79	14.62	21,243	10.83	14.70	1,882
	2012	9.27	10.79	2,572	9.28	10.83	2,922
	20112	10.00	9.27	488	10.00	9.28	0
Invesco V.I. Global Real Estate	2014	10.81	11.94	29,450	10.87	12.03	0
	2013	10.92	10.81	7,341	10.96	10.87	0
	2012	8.84	10.92	5,187	8.86	10.96	3,327
	20112	10.00	8.84	0	10.00	8.86	3,293
Invesco V.I. Government Securities	2014	9.71	9.75	32,328	9.77	9.82	0
	2013	10.35	9.71	398	10.38	9.77	0
	2012	10.48	10.35	28,981	10.50	10.38	2,699
	20112	10.00	10.48	0	10.00	10.50	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Invesco V.I. Growth and Income	2014	12.82	13.62	1,433	12.89	13.73	0
	2013	9.92	12.82	1,172	9.96	12.89	0
	2012	8.98	9.92	0	9.00	9.96	0
	20112	10.00	8.98	0	10.00	9.00	0
Invesco V.I. High Yield	2014	11.05	10.85	10,309	11.11	10.93	0
	2013	10.72	11.05	7,131	10.75	11.11	0
	2012	9.48	10.72	27,407	9.50	10.75	2,360
	20112	10.00	9.48	8,504	10.00	9.50	0
Invesco V.I. International Growth	2014	10.40	10.06	13,972	10.55	10.22	0
	2013	9.07	10.40	5,509	9.18	10.55	0
	2012	8.15	9.07	9,829	8.23	9.18	0
	2011	9.07	8.15	9,355	9.14	8.23	1,056
	2010	8.33	9.07	6,011	8.38	9.14	5,402
	2009	6.39	8.33	7,001	6.42	8.38	7,456
	2008	11.13	6.39	12,582	11.15	6.42	7,891
	20078	10.00	11.13	7,753	10.00	11.15	3,849
Invesco V.I. Managed Volatility	2014	11.48	13.34	9,529	11.55	13.44	0
	2013	10.75	11.48	2,048	10.79	11.55	0
	2012	10.77	10.75	379	10.79	10.79	0
	20112	10.00	10.77	368	10.00	10.79	0
Invesco V.I. Mid Cap Core Equity	2014	11.89	11.96	3,052	12.05	12.16	0
	2013	9.58	11.89	5,186	9.69	12.05	0
	2012	8.96	9.58	3,332	9.05	9.69	4,245
	2011	9.92	8.96	2,218	10.00	9.05	1,306
	2010	9.03	9.92	3,185	9.08	10.00	7,332
	2009	7.20	9.03	4,842	7.22	9.08	9,055
	2008	10.44	7.20	4,714	10.46	7.22	9,694
	20078	10.00	10.44	3,187	10.00	10.46	5,187
Invesco V.I. Mid Cap Growth	2014	11.71	12.18	4,728	11.77	12.27	0
	2013	8.87	11.71	554	8.90	11.77	0
	2012	8.23	8.87	0	8.24	8.90	0
	20112	10.00	8.23	0	10.00	8.24	0
Invesco V.I. S&P 500 Index	2014	12.93	14.11	155,530	12.96	14.17	0
	2013	10.17	12.93	5,253	10.17	12.96	0
	20124	10.00	10.17	0	10.00	10.17	0
Invesco V.I. Small Cap Equity	2014	12.54	12.37	1,817	12.61	12.47	0
	2013	9.47	12.54	1,214	9.51	12.61	0
	2012	8.63	9.47	1,199	8.64	9.51	0
	20112	10.00	8.63	0	10.00	8.64	0
Ivy Funds VIP Asset Strategy	2014	11.98	10.97	3,127	12.05	11.05	0
	2013	9.91	11.98	6,632	9.95	12.05	0
	2012	8.61	9.91	0	8.62	9.95	0
	20112	10.00	8.61	0	10.00	8.62	0
Ivy Funds VIP Balanced	2014	12.26	12.74	8,826	12.32	12.83	0
	2013	10.26	12.26	6,334	10.29	12.32	0
	2012	9.50	10.26	2,511	9.52	10.29	0
	20112	10.00	9.50	0	10.00	9.52	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ivy Funds VIP Core Equity	2014	13.43	14.24	360	13.51	14.34	0
	2013	10.42	13.43	0	10.45	13.51	0
	2012	9.09	10.42	0	9.10	10.45	0
	20112	10.00	9.09	0	10.00	9.10	0
Ivy Funds VIP Dividend Opportunities	2014	11.84	12.56	7,708	11.90	12.66	0
	2013	9.45	11.84	5,466	9.49	11.90	0
	2012	8.65	9.45	0	8.66	9.49	0
	20112	10.00	8.65	0	10.00	8.66	0
Ivy Funds VIP Energy	2014	9.45	8.17	8,370	9.50	8.23	0
	2013	7.66	9.45	14,866	7.68	9.50	0
	2012	7.82	7.66	1,288	7.83	7.68	0
	20112	10.00	7.82	518	10.00	7.83	0
Ivy Funds VIP Global Bond	2014	9.83	9.52	11,460	9.89	9.59	0
	2013	10.00	9.83	0	10.04	9.89	0
	2012	9.73	10.00	0	9.75	10.04	1,598
	20112	10.00	9.73	0	10.00	9.75	0
Ivy Funds VIP Global Growth (formerly Ivy Funds VIP International Growth )	2014	11.39	11.11	0	11.45	11.19	0
	2013	9.89	11.39	0	9.92	11.45	0
	2012	8.67	9.89	0	8.68	9.92	0
	20112	10.00	8.67	0	10.00	8.68	0
Ivy Funds VIP Global Natural Resources	2014 6	10.00	7.89	0	10.00	7.90	0
Ivy Funds VIP Growth	2014	13.50	14.58	14,455	13.57	14.69	0
	2013	10.24	13.50	2,050	10.27	13.57	0
	2012	9.40	10.24	844	9.41	10.27	0
	20112	10.00	9.40	0	10.00	9.41	0
Ivy Funds VIP High Income	2014	12.00	11.81	41,875	12.07	11.90	5,244
	2013	11.24	12.00	158,358	11.28	12.07	6,597
	2012	9.81	11.24	91,399	9.82	11.28	1,773
	20112	10.00	9.81	9,460	10.00	9.82	0
Ivy Funds VIP International Core Equity	2014	10.60	10.39	48,214	10.66	10.47	0
	2013	8.78	10.60	18,110	8.81	10.66	0
	2012	8.02	8.78	38,006	8.04	8.81	0
	20112	10.00	8.02	0	10.00	8.04	0
Ivy Funds VIP Limited-Term Bond	2014	9.64	9.40	7,376	9.69	9.47	0
	2013	10.03	9.64	8,531	10.07	9.69	0
	2012	10.05	10.03	16,544	10.06	10.07	0
	20112	10.00	10.05	0	10.00	10.06	0
Ivy Funds VIP Mid Cap Growth	2014	12.22	12.73	4,913	12.28	12.83	0
	2013	9.73	12.22	8,992	9.77	12.28	0
	2012	8.87	9.73	4,648	8.88	9.77	0
	20112	10.00	8.87	0	10.00	8.88	0
Ivy Funds VIP Real Estate Securities	2014	10.71	13.47	1,685	10.77	13.57	0
	2013	10.97	10.71	1,780	11.00	10.77	0
	2012	9.64	10.97	0	9.66	11.00	0
	20112	10.00	9.64	0	10.00	9.66	0
Ivy Funds VIP Science and Technology	2014	15.41	15.33	4,210	15.50	15.44	0
	2013	10.20	15.41	11,034	10.24	15.50	0
	2012	8.26	10.20	319	8.27	10.24	0
	20112	10.00	8.26	0	10.00	8.27	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ivy Funds VIP Small Cap Growth	2014	11.12	10.92	3,769	11.19	11.00	0
	2013	8.03	11.12	0	8.06	11.19	0
	2012	7.91	8.03	591	7.92	8.06	0
	20112	10.00	7.91	0	10.00	7.92	0
Ivy Funds VIP Small Cap Value	2014	11.84	12.25	8,965	11.91	12.34	0
	2013	9.18	11.84	309	9.21	11.91	0
	2012	8.01	9.18	315	8.02	9.21	0
	20112	10.00	8.01	0	10.00	8.02	0
Ivy Funds VIP Value	2014	12.73	13.64	18,482	12.80	13.74	5,661
	2013	9.73	12.73	0	9.77	12.80	0
	2012	8.47	9.73	1,073	8.49	9.77	0
	20112	10.00	8.47	0	10.00	8.49	0
Janus Aspen Enterprise	2014	12.91	14.00	6,058	12.98	14.10	4,119
	2013	10.12	12.91	2,531	10.15	12.98	5,027
	2012	8.95	10.12	2,000	8.97	10.15	7,129
	20112	10.00	8.95	0	10.00	8.97	6,498
Janus Aspen Forty	2014	13.43	14.08	10,535	13.51	14.19	0
	2013	10.62	13.43	507	10.66	13.51	0
	2012	8.88	10.62	496	8.89	10.66	0
	20112	10.00	8.88	0	10.00	8.89	0
Janus Aspen Janus Portfolio	2014	12.75	13.89	1,048	12.82	14.00	0
	2013	10.16	12.75	1,017	10.19	12.82	0
	2012	8.89	10.16	60,472	8.90	10.19	0
	20112	10.00	8.89	0	10.00	8.90	0
Janus Aspen Overseas	2014	7.93	6.74	1,577	7.98	6.79	0
	2013	7.19	7.93	739	7.21	7.98	0
	2012	6.57	7.19	14,480	6.58	7.21	0
	20112	10.00	6.57	0	10.00	6.58	0
Janus Aspen Perkins Mid Cap Value	2014	11.51	12.06	23,849	11.57	12.15	0
	2013	9.47	11.51	23,145	9.50	11.57	0
	2012	8.85	9.47	462	8.86	9.50	0
	20112	10.00	8.85	0	10.00	8.86	0
JPMorgan Insurance Trust Core Bond Portfolio	2014	9.48	9.59	0	9.50	9.63	0
	2013	9.99	9.48	0	9.99	9.50	0
	20124	10.00	9.99	0	10.00	9.99	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2014	13.79	15.40	497	13.82	15.46	0
	2013	10.18	13.79	0	10.18	13.82	0
	20124	10.00	10.18	0	10.00	10.18	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2014	13.99	14.78	3,160	14.02	14.84	0
	2013	10.20	13.99	1,152	10.20	14.02	0
	20124	10.00	10.20	0	10.00	10.20	0
JPMorgan Insurance Trust US Equity Portfolio	2014	13.36	14.66	6,998	13.38	14.72	0
	2013	10.17	13.36	0	10.17	13.38	0
	20124	10.00	10.17	0	10.00	10.17	0
Lord Abbett Series Bond-Debenture VC	2014	11.12	11.21	11,342	11.18	11.29	0
	2013	10.64	11.12	5,460	10.68	11.18	0
	2012	9.79	10.64	3,819	9.80	10.68	2,900
	20112	10.00	9.79	995	10.00	9.80	5,821

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Lord Abbett Series Calibrated Dividend Growth VC	2014	12.34	13.30	0	12.41	13.40	0
	2013	9.99	12.34	0	10.02	12.41	0
	2012	9.19	9.99	0	9.21	10.02	0
	20112	10.00	9.19	0	10.00	9.21	0
Lord Abbett Series Classic Stock VC	2014	12.11	12.77	0	12.18	12.87	0
	2013	9.65	12.11	0	9.69	12.18	0
	2012	8.68	9.65	0	8.70	9.69	0
	20112	10.00	8.68	0	10.00	8.70	0
Lord Abbett Series Developing Growth VC	2014	14.03	14.06	4,898	14.11	14.17	2,820
	2013	9.27	14.03	16,386	9.30	14.11	0
	2012	8.56	9.27	2,255	8.57	9.30	0
	20112	10.00	8.56	0	10.00	8.57	0
Lord Abbett Series Fundamental Equity VC	2014	12.15	12.58	11,645	12.22	12.68	0
	2013	9.27	12.15	0	9.30	12.22	0
	2012	8.67	9.27	0	8.69	9.30	0
	20112	10.00	8.67	0	10.00	8.69	0
Lord Abbett Series Growth and Income VC	2014	12.29	12.79	607	12.36	12.88	0
	2013	9.36	12.29	590	9.40	12.36	0
	2012	8.65	9.36	577	8.66	9.40	0
	20112	10.00	8.65	0	10.00	8.66	0
Lord Abbett Series Growth Opportunities VC	2014	11.79	12.08	616	11.86	12.17	0
	2013	8.90	11.79	0	8.93	11.86	0
	2012	8.08	8.90	0	8.09	8.93	0
	20112	10.00	8.08	0	10.00	8.09	0
Lord Abbett Series Mid Cap Stock VC	2014	11.97	12.90	1,575	12.04	13.00	0
	2013	9.51	11.97	0	9.54	12.04	0
	2012	8.59	9.51	12,660	8.60	9.54	0
	20112	10.00	8.59	0	10.00	8.60	0
Lord Abbett Series Total Return VC	2014	10.34	10.60	23,205	10.40	10.68	0
	2013	10.82	10.34	9,278	10.86	10.40	0
	2012	10.49	10.82	16,462	10.51	10.86	0
	20112	10.00	10.49	0	10.00	10.51	0
Lord Abbett Series Value Opportunities VC	2014	12.41	13.06	2,544	12.48	13.16	0
	2013	9.25	12.41	0	9.28	12.48	0
	2012	8.63	9.25	0	8.65	9.28	0
	20112	10.00	8.63	0	10.00	8.65	0
MFS® VIT Emerging Markets Equity	2014	9.24	8.30	11,826	9.25	8.33	0
	2013	10.11	9.24	6,510	10.11	9.25	0
	20124	10.00	10.11	0	10.00	10.11	0
MFS ® VIT Global Tactical Allocation	2014 6	10.00	9.94	0	10.00	9.96	0
MFS® VIT High Yield	2014	10.25	10.15	850	10.27	10.19	0
	2013	10.00	10.25	0	10.00	10.27	0
	20124	10.00	10.00	0	10.00	10.00	0
MFS ® VIT II MA Investors Growth Stock (formerly MFS® VIT Investors Growth Stock )	2014	13.27	14.25	1,605	13.35	14.36	0
	2013	10.56	13.27	736	10.60	13.35	0
	2012	9.37	10.56	0	9.39	10.60	0
	20112	10.00	9.37	0	10.00	9.39	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
MFS ® VIT II Research International (formerly MFS® VIT Research International )	2014	10.68	9.59	5,391	10.74	9.66	0
	2013	9.32	10.68	3,333	9.35	10.74	0
	2012	8.29	9.32	721	8.30	9.35	0
	20112	10.00	8.29	442	10.00	8.30	0
MFS ® VIT International Value	2014 6	10.00	9.65	3,298	10.00	9.67	0
MFS® VIT Investors Trust	2014	13.14	14.05	0	13.21	14.16	0
	2013	10.32	13.14	0	10.36	13.21	0
	2012	8.99	10.32	1,573	9.00	10.36	0
	20112	10.00	8.99	0	10.00	9.00	0
MFS® VIT New Discovery	2014	12.50	11.18	11,868	12.57	11.26	0
	2013	9.17	12.50	8,569	9.20	12.57	0
	2012	7.85	9.17	0	7.86	9.20	0
	20112	10.00	7.85	0	10.00	7.86	0
MFS® VIT Research	2014	13.26	14.08	3,528	13.33	14.19	0
	2013	10.40	13.26	3,424	10.43	13.33	0
	2012	9.21	10.40	3,323	9.22	10.43	0
	20112	10.00	9.21	0	10.00	9.22	0
MFS® VIT Total Return	2014	11.70	12.24	2,825	11.77	12.33	0
	2013	10.20	11.70	22,434	10.24	11.77	0
	2012	9.52	10.20	0	9.53	10.24	0
	20112	10.00	9.52	0	10.00	9.53	0
MFS ® VIT Total Return Bond (formerly MFS® VIT Research Bond )	2014	10.11	10.32	24,849	10.17	10.40	0
	2013	10.60	10.11	15,379	10.64	10.17	0
	2012	10.25	10.60	33,857	10.27	10.64	0
	20112	10.00	10.25	0	10.00	10.27	0
MFS® VIT Utilities	2014	12.23	13.29	24,746	12.30	13.39	0
	2013	10.53	12.23	13,145	10.57	12.30	0
	2012	9.63	10.53	7,338	9.64	10.57	0
	20112	10.00	9.63	6,796	10.00	9.64	0
Morgan Stanley UIF Emerging Markets Debt	2014	8.82	8.77	2,639	8.84	8.81	0
	2013	10.01	8.82	526	10.01	8.84	0
	20124	10.00	10.01	0	10.00	10.01	0
Morgan Stanley UIF Emerging Markets Equity	2014	9.64	8.89	141	9.66	8.93	0
	2013	10.09	9.64	0	10.09	9.66	0
	20124	10.00	10.09	0	10.00	10.09	0
Neuberger Berman AMT Guardian	2014	12.20	12.85	1,091	12.37	13.06	0
	2013	9.10	12.20	1,074	9.21	12.37	0
	2012	8.35	9.10	1,063	8.44	9.21	0
	2011	8.91	8.35	1,053	8.98	8.44	459
	2010	7.75	8.91	101	7.79	8.98	476
	2009	6.18	7.75	109	6.21	7.79	0
	2008	10.20	6.18	2,321	10.22	6.21	531
	20078	10.00	10.20	178	10.00	10.22	547

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Neuberger Berman AMT Large Cap Value	2014	10.14	10.76	0	10.28	10.93	0
	2013	8.00	10.14	0	8.10	10.28	0
	2012	7.10	8.00	0	7.18	8.10	0
	2011	8.29	7.10	0	8.36	7.18	115
	2010	7.42	8.29	569	7.47	8.36	1,348
	2009	4.92	7.42	3,229	4.94	7.47	9,547
	2008	10.70	4.92	4,190	10.72	4.94	11,471
	20078	10.00	10.70	2120	10.00	10.72	3,885
Neuberger Berman AMT Socially Responsive	2014	12.45	13.25	331	12.52	13.35	0
	2013	9.38	12.45	346	9.41	12.52	0
	2012	8.77	9.38	336	8.78	9.41	0
	20112	10.00	8.77	0	10.00	8.78	0
Oppenheimer Global Fund/VA	2014	11.99	11.82	6,250	12.06	11.91	0
	2013	9.77	11.99	4,198	9.81	12.06	0
	2012	8.36	9.77	9,972	8.38	9.81	0
	20112	10.00	8.36	0	10.00	8.38	0
Oppenheimer Global Strategic Income Fund/VA	2014	10.03	9.93	4,556	10.09	10.01	0
	2013	10.42	10.03	320,769	10.46	10.09	0
	2012	9.54	10.42	0	9.55	10.46	418
	20112	10.00	9.54	0	10.00	9.55	405
Oppenheimer International Growth Fund/VA	2014	12.26	11.00	49,166	12.33	11.08	0
	2013	10.09	12.26	10,618	10.13	12.33	0
	2012	8.59	10.09	0	8.60	10.13	0
	20112	10.00	8.59	0	10.00	8.60	0
Oppenheimer Main Street Small Cap Fund®/VA	2014	12.80	13.81	14,628	12.99	14.04	0
	2013	9.43	12.80	14,823	9.54	12.99	595
	2012	8.29	9.43	276	8.37	9.54	0
	2011	8.79	8.29	277	8.86	8.37	459
	2010	7.39	8.79	834	7.44	8.86	214
	2009	5.59	7.39	903	5.61	7.44	0
	2008	9.33	5.59	3,205	9.35	5.61	0
	20078	10.00	9.33	2,593	10.00	9.35	2,534
PIMCO VIT All Asset	2014	10.28	9.98	18,361	10.34	10.06	0
	2013	10.63	10.28	23,315	10.67	10.34	0
	2012	9.59	10.63	16,989	9.60	10.67	399
	20112	10.00	9.59	0	10.00	9.60	0
PIMCO VIT CommodityRealReturn Strategy	2014	7.01	5.51	5,353	7.05	5.55	0
	2013	8.51	7.01	4,331	8.54	7.05	0
	2012	8.38	8.51	15,743	8.39	8.54	0
	20112	10.00	8.38	514	10.00	8.39	0
PIMCO VIT Emerging Markets Bond	2014	10.43	10.22	30,404	10.49	10.29	0
	2013	11.61	10.43	28,491	11.65	10.49	0
	2012	10.21	11.61	60,458	10.22	11.65	0
	20112	10.00	10.21	8,482	10.00	10.22	0
PIMCO VIT Foreign Bond (Unhedged)	2014	9.58	9.28	2,096	9.63	9.35	0
	2013	10.61	9.58	3,172	10.65	9.63	0
	2012	10.44	10.61	0	10.45	10.65	0
	20112	10.00	10.44	0	10.00	10.45	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
PIMCO VIT Global Bond (Unhedged)	2014	12.17	12.01	951	12.30	12.16	1,083
	2013	13.78	12.17	3,587	13.89	12.30	1,055
	2012	13.35	13.78	607	13.43	13.89	1,028
	2011	12.86	13.35	560	12.91	13.43	1,113
	2010	11.93	12.86	0	11.96	12.91	0
	2009	10.58	11.93	0	10.59	11.96	0
	20081	10.00	10.58	0	10.00	10.59	0
PIMCO VIT Global Multi-Asset Managed Allocation	2014 6	10.00	10.02	0	10.00	10.04	0
PIMCO VIT High Yield	2014	16.61	16.57	6,438	16.78	16.77	0
	2013	16.28	16.61	32,903	16.42	16.78	0
	2012	14.76	16.28	207,642	14.85	16.42	0
	2011	14.80	14.76	7,504	14.86	14.85	0
	2010	13.40	14.80	3,148	13.43	14.86	0
	2009	9.90	13.40	506	9.90	13.43	1,047
	20081	10.00	9.90	0	10.00	9.90	594
PIMCO VIT Low Duration (Administrative Class)	2014	10.71	10.44	3,001	10.86	10.60	1,885
	2013	11.10	10.71	4,730	11.24	10.86	1,837
	2012	10.86	11.10	5,061	10.97	11.24	1,790
	2011	11.12	10.86	5,862	11.20	10.97	1,938
	2010	10.93	11.12	12,082	10.99	11.20	0
	2009	9.98	10.93	14,544	10.02	10.99	733
	2008	10.38	9.98	20,648	10.40	10.02	2,554
	20078	10.00	10.38	8,180	10.00	10.40	1,467
PIMCO VIT Low Duration (Advisor Class)	2014	9.59	9.34	66,529	9.65	9.41	5,367
	2013	9.95	9.59	36,586	9.99	9.65	7,840
	2012	9.74	9.95	36,397	9.76	9.99	7,182
	20112	10.00	9.74	2,419	10.00	9.76	0
PIMCO VIT Real Return (Administrative Class)	2014	11.50	11.45	0	11.66	11.64	1,816
	2013	13.12	11.50	0	13.27	11.66	1,769
	2012	12.48	13.12	1,491	12.61	13.27	1,723
	2011	11.57	12.48	1,483	11.66	12.61	1,866
	2010	11.08	11.57	4,875	11.15	11.66	680
	2009	9.69	11.08	14,042	9.73	11.15	6,109
	2008	10.79	9.69	13,840	10.81	9.73	1,995
	20078	10.00	10.79	1,098	10.00	10.81	574
PIMCO VIT Real Return (Advisor Class)	2014	9.78	9.73	53,600	9.84	9.80	1,289
	2013	11.16	9.78	45,431	11.20	9.84	1,124
	2012	10.64	11.16	47,055	10.65	11.20	3,453
	20112	10.00	10.64	3,961	10.00	10.65	929
PIMCO VIT Short-Term	2014	9.71	9.43	69,696	9.73	9.47	0
	2013	10.00	9.71	28,252	10.00	9.73	0
	20124	10.00	10.00	0	10.00	10.00	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
PIMCO VIT Total Return (Administrative Class)	2014	12.31	12.40	2,397	12.48	12.60	1,141
	2013	13.00	12.31	6,855	13.15	12.48	3,860
	2012	12.28	13.00	19,740	12.40	13.15	9,253
	2011	12.27	12.28	30,035	12.36	12.40	10,917
	2010	11.74	12.27	57,851	11.81	12.36	12,314
	2009	10.66	11.74	69,410	10.70	11.81	9,508
	2008	10.53	10.66	22,353	10.55	10.70	7,971
	20078	10.00	10.53	2,881	10.00	10.55	234
PIMCO VIT Total Return (Advisor Class)	2014	9.99	10.06	97,249	10.05	10.13	10,696
	2013	10.56	9.99	55,022	10.60	10.05	11,330
	2012	9.99	10.56	78,428	10.00	10.60	11,832
	20112	10.00	9.99	20,812	10.00	10.00	10,114
Pioneer Bond VCT	2014	9.73	9.95	11,563	9.75	9.99	0
	2013	9.99	9.73	658	9.99	9.75	0
	20124	10.00	9.99	0	10.00	9.99	0
Pioneer Emerging Markets VCT	2014	9.57	8.06	13,545	9.59	8.09	0
	2013	10.13	9.57	0	10.13	9.59	0
	20124	10.00	10.13	0	10.00	10.13	0
Pioneer Equity Income VCT	2014	12.61	13.74	3,604	12.63	13.79	0
	2013	10.13	12.61	3,501	10.13	12.63	0
	20124	10.00	10.13	0	10.00	10.13	0
Pioneer High Yield VCT	2014	10.86	10.46	3,591	10.88	10.50	0
	2013	10.05	10.86	15,085	10.05	10.88	0
	20124	10.00	10.05	0	10.00	10.05	0
Pioneer Real Estate Shares VCT	2014	9.92	12.51	0	9.94	12.56	0
	2013	10.11	9.92	0	10.11	9.94	0
	20124	10.00	10.11	0	10.00	10.11	0
Pioneer Strategic Income VCT	2014	9.75	9.77	3,428	9.77	9.81	0
	2013	10.00	9.75	3,312	10.00	9.77	0
	20124	10.00	10.00	0	10.00	10.00	0
Power Income VIT	2014	10.10	9.66	40,729	10.13	9.70	0
	2013	10.00	10.10	178,975	10.00	10.13	0
	20124	10.00	10.00	0	10.00	10.00	0
Probabilities Fund	2014	10.19	10.32	392,166	10.21	10.35	0
	20135	10.00	10.19	738,076	10.00	10.21	0
Putnam VT Absolute Return 500	2014	10.09	10.13	0	10.12	10.17	0
	2013	10.04	10.09	25,556	10.04	10.12	0
	20124	10.00	10.04	0	10.00	10.04	0
Putnam VT Capital Opportunities	2014	13.17	13.62	0	13.20	13.68	0
	2013	10.17	13.17	0	10.17	13.20	0
	20124	10.00	10.17	0	10.00	10.17	0
Putnam VT Diversified Income	2014	10.41	10.10	10,380	10.44	10.14	0
	2013	10.00	10.41	4,976	10.00	10.44	0
	20124	10.00	10.00	0	10.00	10.00	0
Putnam VT Equity Income	2014	13.02	14.17	27,663	13.04	14.22	0
	2013	10.17	13.02	695	10.17	13.04	0
	20124	10.00	10.17	0	10.00	10.17	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Putnam VT Global Asset Allocation	2014	11.69	12.36	0	11.71	12.41	0
	2013	10.13	11.69	0	10.13	11.71	0
	20124	10.00	10.13	0	10.00	10.13	0
Putnam VT Growth Opportunities	2014	13.43	14.78	11,222	13.46	14.84	0
	2013	10.21	13.43	0	10.21	13.46	0
	20124	10.00	10.21	0	10.00	10.21	0
Putnam VT High Yield	2014	10.42	10.22	12,057	10.44	10.26	0
	2013	10.00	10.42	828,702	10.00	10.44	0
	20124	10.00	10.00	0	10.00	10.00	0
Putnam VT Income	2014	9.83	10.11	122,613	9.85	10.15	0
	2013	9.99	9.83	11,538	9.99	9.85	0
	20124	10.00	9.99	0	10.00	9.99	0
Putnam VT Investors	2014	13.28	14.62	7,935	13.31	14.68	0
	2013	10.18	13.28	0	10.18	13.31	0
	20124	10.00	10.18	0	10.00	10.18	0
Putnam VT Voyager	2014	14.18	15.03	0	14.21	15.09	0
	2013	10.21	14.18	0	10.21	14.21	0
	20124	10.00	10.21	0	10.00	10.21	0
Rydex VIF Banking	2014	4.62	4.62	37,033	4.69	4.69	0
	2013	3.70	4.62	37,405	3.75	4.69	0
	2012	3.09	3.70	17,888	3.12	3.75	1,642
	2011	4.11	3.09	1,296	4.14	3.12	0
	2010	3.76	4.11	6,210	3.78	4.14	0
	2009	4.03	3.76	4,379	4.05	3.78	1,705
	2008	7.09	4.03	1,915	7.11	4.05	0
	20078	10.00	7.09	0	10.00	7.11	0
Rydex VIF Basic Materials	2014	10.44	9.91	19,347	10.59	10.07	949
	2013	10.68	10.44	14,566	10.80	10.59	930
	2012	9.98	10.68	9,958	10.08	10.80	488
	2011	12.36	9.98	5,498	12.46	10.08	477
	2010	10.10	12.36	15,702	10.16	12.46	2,392
	2009	6.73	10.10	11,420	6.75	10.16	4,640
	2008	12.75	6.73	4,745	12.77	6.75	0
	20078	10.00	12.75	3,611	10.00	12.77	176
Rydex VIF Biotechnology	2014	20.89	26.78	3,294	21.18	27.21	0
	2013	14.02	20.89	6,595	14.19	21.18	0
	2012	10.67	14.02	1,208	10.78	14.19	433
	2011	9.99	10.67	1,240	10.07	10.78	549
	2010	9.34	9.99	274	9.40	10.07	0
	2009	8.17	9.34	0	8.20	9.40	0
	2008	9.59	8.17	4,567	9.60	8.20	512
	20078	10.00	9.59	172	10.00	9.60	49

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Commodities Strategy	2014	6.13	3.91	7,012	6.22	3.97	0
	2013	6.56	6.13	3,879	6.64	6.22	0
	2012	6.89	6.56	1,797	6.96	6.64	0
	2011	7.63	6.89	1,587	7.70	6.96	0
	2010	7.31	7.63	595	7.36	7.70	672
	2009	6.78	7.31	2,527	6.81	7.36	1,742
	2008	13.78	6.78	6,939	13.80	6.81	492
	20078	10.00	13.78	4,030	10.00	13.80	0
Rydex VIF Consumer Products	2014	14.73	16.02	25,826	14.93	16.28	1,351
	2013	11.89	14.73	14,308	12.03	14.93	1,325
	2012	11.28	11.89	8,140	11.40	12.03	503
	2011	10.27	11.28	12,338	10.35	11.40	964
	2010	9.06	10.27	8,561	9.11	10.35	2,283
	2009	7.87	9.06	7,370	7.91	9.11	472
	2008	10.64	7.87	1,027	10.66	7.91	82
	20078	10.00	10.64	305	10.00	10.66	0
Rydex VIF Dow 2x Strategy	2014	11.38	12.84	10,626	11.54	13.05	0
	2013	7.24	11.38	6,782	7.33	11.54	0
	2012	6.40	7.24	384,051	6.46	7.33	0
	2011	6.07	6.40	30,392	6.12	6.46	0
	2010	5.04	6.07	15,124	5.07	6.12	227
	2009	3.81	5.04	20,579	3.83	5.07	2,886
	2008	10.31	3.81	6,886	10.33	3.83	1,911
	20078	10.00	10.31	3,379	10.00	10.33	258
Rydex VIF Electronics	2014	7.90	9.45	3,604	8.01	9.60	2,158
	2013	6.05	7.90	3,533	6.13	8.01	1,288
	2012	6.20	6.05	5,667	6.26	6.13	659
	2011	7.69	6.20	8,866	7.75	6.26	644
	2010	7.26	7.69	12,009	7.31	7.75	632
	2009	4.38	7.26	13,333	4.39	7.31	1,161
	2008	9.08	4.38	647	9.09	4.39	0
	20078	10.00	9.08	0	10.00	9.09	0
Rydex VIF Energy	2014	11.67	9.18	6,802	11.84	9.32	2,865
	2013	9.79	11.67	11,624	9.90	11.84	349
	2012	9.89	9.79	5,219	9.99	9.90	340
	2011	10.87	9.89	860	10.96	9.99	368
	2010	9.45	10.87	8,807	9.51	10.96	2,137
	2009	7.06	9.45	3,791	7.09	9.51	1,782
	2008	13.55	7.06	2,066	13.57	7.09	1,696
	20078	10.00	13.55	340	10.00	13.57	0
Rydex VIF Energy Services	2014	11.26	7.68	3,112	11.41	7.81	0
	2013	9.40	11.26	1,907	9.52	11.41	0
	2012	9.70	9.40	1,849	9.79	9.52	0
	2011	11.06	9.70	3,223	11.15	9.79	0
	2010	9.08	11.06	1,919	9.14	11.15	634
	2009	5.79	9.08	2,049	5.81	9.14	797
	2008	14.13	5.79	1,763	14.16	5.81	49
	20078	10.00	14.13	3,699	10.00	14.16	187

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Europe 1.25x Strategy	2014	6.20	5.24	315	6.28	5.32	0
	2013	5.18	6.20	3,074	5.24	6.28	0
	2012	4.41	5.18	7,688	4.45	5.24	0
	2011	5.37	4.41	3,019	5.42	4.45	0
	2010	6.23	5.37	6,518	6.27	5.42	406
	2009	4.76	6.23	10,912	4.77	6.27	7,412
	2008	10.90	4.76	3,873	10.93	4.77	505
	20078	10.00	10.90	1,426	10.00	10.93	354
Rydex VIF Financial Services	2014	5.96	6.48	35,824	6.04	6.59	0
	2013	4.84	5.96	9,202	4.89	6.04	4,441
	2012	4.08	4.84	5,032	4.12	4.89	0
	2011	4.96	4.08	75	5.00	4.12	0
	2010	4.49	4.96	0	4.52	5.00	0
	2009	3.89	4.49	0	3.90	4.52	0
	2008	7.74	3.89	2,568	7.75	3.90	178
	20078	10.00	7.74	217	10.00	7.75	58
Rydex VIF Government Long Bond 1.2x Strategy	2014	11.34	14.75	5,788	11.50	14.99	0
	2013	14.36	11.34	1,007	14.53	11.50	0
	2012	14.42	14.36	9,644	14.57	14.53	2,469
	2011	10.55	14.42	14,478	10.63	14.57	0
	2010	9.92	10.55	1,080	9.98	10.63	0
	2009	14.99	9.92	1,895	15.05	9.98	660
	2008	10.71	14.99	8,415	10.73	15.05	0
	20078	10.00	10.71	1,969	10.00	10.73	0
Rydex VIF Health Care	2015	14.10	16.98	72,152	14.30	17.25	1,688
	2013	10.29	14.10	10,993	10.42	14.30	0
	2012	9.09	10.29	12,614	9.19	10.42	1,545
	2011	8.99	9.09	2,403	9.06	9.19	1,499
	2010	8.72	8.99	3,516	8.77	9.06	0
	2009	7.24	8.72	7,630	7.27	8.77	595
	2008	9.97	7.24	3,153	9.99	7.27	1,665
	20078	10.00	9.97	177	10.00	9.99	0
Rydex VIF Internet	2014	14.64	14.42	2,218	14.84	14.65	0
	2013	10.02	14.64	884	10.14	14.84	538
	2012	8.69	10.02	0	8.78	10.14	0
	2011	10.21	8.69	0	10.30	8.78	4,981
	2010	8.75	10.21	507	8.81	10.30	4,898
	2009	5.46	8.75	4,984	5.49	8.81	315
	2008	10.26	5.46	763	10.28	5.49	109
	20078	10.00	10.26	2,164	10.00	10.28	45
Rydex VIF Inverse Dow 2x Strategy	2014	1.42	1.07	0	1.44	1.09	0
	2013	2.62	1.42	0	2.66	1.44	0
	2012	3.50	2.62	5,057	3.54	2.66	31,080
	2011	4.97	3.50	3,852	5.01	3.54	0
	2010	7.39	4.97	0	7.43	5.01	0
	2009	13.81	7.39	0	13.87	7.43	0
	2008	8.89	13.81	0	8.91	13.87	171
	20078	10.00	8.89	0	10.00	8.91	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Inverse Government Long Bond Strategy	2014	4.06	2.94	36,605	4.12	2.99	0
	2013	3.65	4.06	13,709	3.69	4.12	0
	2012	4.02	3.65	3,891	4.06	3.69	0
	2011	5.99	4.02	0	6.04	4.06	0
	2010	7.11	5.99	0	7.15	6.04	0
	2009	6.16	7.11	0	6.19	7.15	0
	2008	9.14	6.16	0	9.16	6.19	1,183
	20078	10.00	9.14	862	10.00	9.16	646
Rydex VIF Inverse Mid-Cap Strategy	2014	2.79	2.38	0	2.83	2.42	0
	2013	3.99	2.79	0	4.04	2.83	0
	2012	5.06	3.99	0	5.11	4.04	0
	2011	5.65	5.06	0	5.70	5.11	0
	2010	7.83	5.65	0	7.88	5.70	0
	2009	12.53	7.83	0	12.57	7.88	0
	2008	9.65	12.53	0	9.67	12.57	0
	20078	10.00	9.65	0	10.00	9.67	0
Rydex VIF Inverse NASDAQ-100® Strategy	2014	2.64	2.08	2,138	2.68	2.11	0
	2013	3.86	2.64	0	3.91	2.68	0
	2012	4.91	3.86	1,440	4.96	3.91	0
	2011	5.65	4.91	0	5.70	4.96	0
	2010	7.43	5.65	0	7.48	5.70	0
	2009	12.84	7.43	0	12.89	7.48	0
	2008	8.98	12.84	658	9.00	12.89	0
	20078	10.00	8.98	0	10.00	9.00	0
Rydex VIF Inverse Russell 2000® Strategy	2014	2.64	2.32	0	2.67	2.36	0
	2013	3.95	2.64	0	4.00	2.67	0
	2012	4.99	3.95	0	5.04	4.00	0
	2011	5.60	4.99	0	5.64	5.04	0
	2010	8.01	5.60	7,251	8.05	5.64	0
	2009	12.34	8.01	10,987	12.39	8.05	1,292
	2008	10.25	12.34	0	10.27	12.39	0
	20078	10.00	10.25	0	10.00	10.27	0
Rydex VIF Inverse S&P 500 Strategy	2014	3.70	3.06	0	3.76	3.11	0
	2013	5.22	3.70	0	5.28	3.76	0
	2012	6.51	5.22	2,326	6.57	5.28	229
	2011	7.41	6.51	6,946	7.47	6.57	224
	2010	9.23	7.41	5,048	9.29	7.47	219
	2009	13.19	9.23	3,019	13.24	9.29	215
	2008	9.81	13.19	1,412	9.83	13.24	0
	20078	10.00	9.81	0	10.00	9.83	0
Rydex VIF Japan 2x Strategy	2014	9.01	7.37	3,363	9.14	7.48	0
	2013	5.98	9.01	7,616	6.05	9.14	0
	2012	5.15	5.98	0	5.20	6.05	0
	2011	7.50	5.15	0	7.56	5.20	0
	2010	6.71	7.50	0	6.75	7.56	0
	2009	5.62	6.71	825	5.64	6.75	0
	2008	8.67	5.62	1,275	8.69	5.64	0
	20078	10.00	8.67	0	10.00	8.69	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Leisure	2014	11.98	12.44	4,484	12.15	12.64	0
	2013	8.71	11.98	7,945	8.81	12.15	0
	2012	7.43	8.71	342	7.50	8.81	0
	2011	7.51	7.43	0	7.57	7.50	0
	2010	5.96	7.51	0	6.00	7.57	759
	2009	4.51	5.96	0	4.53	6.00	0
	2008	9.17	4.51	0	9.19	4.53	0
	20078	10.00	9.17	0	10.00	9.19	0
Rydex VIF Mid-Cap 1.5x Strategy	2014	12.93	13.98	95,582	13.11	14.21	0
	2013	8.91	12.93	6,168	9.02	13.11	0
	2012	7.42	8.91	17,054	7.49	9.02	0
	2011	8.31	7.42	14,224	8.37	7.49	0
	2010	6.25	8.31	8,861	6.29	8.37	0
	2009	4.25	6.25	7,624	4.26	6.29	0
	2008	9.73	4.25	4,200	9.75	4.26	0
	20078	10.00	9.73	1,631	10.00	9.75	395
Rydex VIF NASDAQ-100®	2014	14.84	16.84	32,931	15.05	17.11	472
	2013	11.41	14.84	17,652	11.54	15.05	0
	2012	10.11	11.41	12,566	10.21	11.54	1,171
	2011	10.25	10.11	12,418	10.33	10.21	475
	2010	8.95	10.25	8,769	9.00	10.33	559
	2009	6.10	8.95	10,082	6.12	9.00	728
	2008	10.86	6.10	7,098	10.88	6.12	0
	20078	10.00	10.86	862	10.00	10.88	0
Rydex VIF NASDAQ-100® 2x Strategy	2014	18.02	23.78	13,336	18.27	24.17	0
	2013	10.35	18.02	4,570	10.47	18.27	6,090
	2012	7.99	10.35	135	8.07	10.47	0
	2011	8.32	7.99	218	8.39	8.07	0
	2010	6.29	8.32	0	6.33	8.39	0
	2009	2.99	6.29	1,713	3.00	6.33	0
	2008	11.30	2.99	1,121	11.32	3.00	0
	20078	10.00	11.30	1,781	10.00	11.32	0
Rydex VIF Nova	2014	10.47	12.00	9,456	10.62	12.19	0
	2013	7.27	10.47	5,342	7.36	10.62	0
	2012	6.16	7.27	2,928	6.22	7.36	0
	2011	6.45	6.16	4,626	6.50	6.22	0
	2010	5.57	6.45	2,999	5.60	6.50	0
	2009	4.25	5.57	22,285	4.27	5.60	12,016
	2008	9.66	4.25	2,755	9.68	4.27	0
	20078	10.00	9.66	288	10.00	9.68	0
Rydex VIF Precious Metals	2014	4.92	3.93	20,509	4.99	4.00	3,036
	2013	9.46	4.92	17,275	9.57	4.99	2,975
	2012	10.21	9.46	60,547	10.31	9.57	8,254
	2011	13.92	10.21	10,608	14.03	10.31	8,012
	2010	10.44	13.92	20,195	10.50	14.03	7,155
	2009	7.23	10.44	17,085	7.26	10.50	955
	2008	12.19	7.23	25,179	12.21	7.26	2,954
	20078	10.00	12.19	4,458	10.00	12.21	421

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Real Estate	2014	7.14	8.35	246,004	7.24	8.48	0
	2013	7.11	7.14	211,411	7.20	7.24	0
	2012	6.22	7.11	160,767	6.28	7.20	3,241
	2011	6.30	6.22	18,291	6.35	6.28	3,296
	2010	5.22	6.30	20,127	5.25	6.35	888
	2009	4.31	5.22	20,612	4.33	5.25	3,498
	2008	7.65	4.31	8,470	7.66	4.33	2,071
	20078	10.00	7.65	761	10.00	7.66	0
Rydex VIF Retailing	2014	13.36	14.02	962	13.54	14.25	0
	2013	10.18	13.36	497	10.30	13.54	0
	2012	9.02	10.18	0	9.11	10.30	0
	2011	8.87	9.02	382	8.94	9.11	0
	2010	7.34	8.87	1,031	7.38	8.94	0
	2009	5.27	7.34	0	5.29	7.38	0
	2008	8.13	5.27	0	8.14	5.29	0
	20078	10.00	8.13	0	10.00	8.14	0
Rydex VIF Russell 2000® 1.5x Strategy	2014	10.97	11.06	4,045	11.13	11.23	0
	2013	7.16	10.97	7,323	7.25	11.13	0
	2012	6.07	7.16	11,354	6.13	7.25	0
	2011	7.16	6.07	17,418	7.21	6.13	0
	2010	5.37	7.16	10,686	5.41	7.21	0
	2009	4.17	5.37	8,363	4.19	5.41	711
	2008	8.88	4.17	3,291	8.89	4.19	0
	20078	10.00	8.88	101	10.00	8.89	0
Rydex VIF Russell 2000® 2x Strategy	2014	8.89	9.04	6,467	9.02	9.19	0
	2013	4.96	8.89	821	5.02	9.02	0
	2012	3.97	4.96	955	4.01	5.02	0
	2011	5.10	3.97	365	5.14	4.01	0
	2010	3.56	5.10	0	3.58	5.14	0
	2009	2.71	3.56	0	2.72	3.58	0
	2008	8.30	2.71	600	8.32	2.72	0
	20078	10.00	8.30	0	10.00	8.32	0
Rydex VIF S&P 500 2x Strategy	2014	9.59	11.55	245,321	9.73	11.74	0
	2013	5.88	9.59	1,558	5.96	9.73	0
	2012	4.71	5.88	0	4.76	5.96	0
	2011	5.07	4.71	403	5.11	4.76	0
	2010	4.19	5.07	879	4.21	5.11	0
	2009	2.96	4.19	1,516	2.97	4.21	0
	2008	9.56	2.96	1,405	9.58	2.97	0
	20078	10.00	9.56	100	10.00	9.58	0
Rydex VIF S&P 500 Pure Growth	2014	14.26	15.49	48,764	14.46	15.74	510
	2013	10.45	14.26	31,671	10.57	14.46	556
	2012	9.54	10.45	16,270	9.64	10.57	0
	2011	9.99	9.54	12,680	10.07	9.64	645
	2010	8.27	9.99	5,142	8.32	10.07	4,925
	2009	5.81	8.27	551	5.84	8.32	0
	2008	10.00	5.81	713	10.02	5.84	0
	20078	10.00	10.00	3,486	10.00	10.02	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF S&P 500 Pure Value	2014	11.97	12.83	8,517	12.14	13.04	0
	2013	8.53	11.97	8,067	8.63	12.14	655
	2012	7.22	8.53	12,841	7.30	8.63	814
	2011	7.72	7.22	8,256	7.78	7.30	0
	2010	6.64	7.72	6,217	6.68	7.78	5,775
	2009	4.55	6.64	431	4.56	6.68	0
	2008	9.16	4.55	856	9.18	4.56	0
	20078	10.00	9.16	96	10.00	9.18	0
Rydex VIF S&P MidCap 400 Pure Growth	2014	17.00	16.17	12,175	17.24	16.43	0
	2013	13.12	17.00	3,863	13.28	17.24	0
	2012	11.71	13.12	3,938	11.82	13.28	0
	2011	12.20	11.71	2,845	12.29	11.82	515
	2010	9.52	12.20	260	9.58	12.29	497
	2009	6.28	9.52	89	6.31	9.58	513
	2008	10.19	6.28	8,016	10.21	6.31	0
	20078	10.00	10.19	3,104	10.00	10.21	0
Rydex VIF S&P MidCap 400 Pure Value	2014	11.44	11.80	8,846	11.60	11.99	0
	2013	8.72	11.44	2,043	8.83	11.60	0
	2012	7.72	8.72	3,110	7.79	8.83	1,811
	2011	8.60	7.72	4,463	8.67	7.79	113
	2010	7.41	8.60	0	4.96	8.67	0
	2009	4.94	7.41	367	4.96	7.45	685
	2008	9.07	4.94	1,013	9.09	4.96	101
	20078	10.00	9.07	285	10.00	9.09	52
Rydex VIF S&P SmallCap 600 Pure Growth	2014	13.98	13.51	5,764	14.18	13.73	0
	2013	10.24	13.98	13,843	10.37	14.18	551
	2012	9.58	10.24	1,695	9.68	10.37	0
	2011	9.58	9.58	5,608	9.66	9.68	758
	2010	7.91	9.58	0	7.96	9.66	0
	2009	6.11	7.91	1,412	6.14	7.96	336
	2008	9.63	6.11	1,402	9.65	6.14	329
	20078	10.00	9.63	1,406	10.00	9.65	289
Rydex VIF S&P SmallCap 600 Pure Value	2014	11.13	10.89	3,451	11.29	11.07	0
	2013	8.07	11.13	7,095	8.16	11.29	719
	2012	6.94	8.07	10,406	7.00	8.16	4,110
	2011	7.93	6.94	10,660	7.99	7.00	252
	2010	6.65	7.93	532	6.60	7.99	0
	2009	4.18	6.56	2,341	4.20	6.60	0
	2008	7.66	4.18	0	7.68	4.20	0
	20078	10.00	7.66	0	10.00	7.68	0
Rydex VIF Strengthening Dollar 2x Strategy	2014	4.99	5.93	0	5.06	6.02	0
	2013	5.32	4.99	3,116	5.39	5.06	6,359
	2012	5.88	5.32	6,347	5.94	5.39	0
	2011	6.36	5.88	16,125	6.41	5.94	0
	2010	6.89	6.36	2,770	6.94	6.41	0
	2009	8.48	6.89	0	8.51	6.94	0
	2008	8.31	8.48	996	8.33	8.51	0
	20078	10.00	8.31	110	10.00	8.33	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Technology	2014	11.04	11.77	12,019	11.20	11.96	445
	2013	8.44	11.04	4,173	8.55	11.20	434
	2012	7.81	8.44	540	7.88	8.55	423
	2011	8.90	7.81	8,973	8.97	7.88	458
	2010	8.22	8.90	1,919	8.27	8.97	2,196
	2009	5.47	8.22	8,189	5.49	8.27	4,727
	2008	10.37	5.47	1,409	10.39	5.49	83
	20078	10.00	10.37	87	10.00	10.39	501
Rydex VIF Telecommunications	2014	7.16	7.10	15,716	7.26	7.21	0
	2013	6.31	7.16	2,516	6.39	7.26	0
	2012	6.23	6.31	17,911	6.29	6.39	727
	2011	7.53	6.23	7,264	7.59	6.29	706
	2010	6.81	7.53	293	6.85	7.59	0
	2009	5.48	6.81	0	5.50	6.85	190
	2008	10.37	5.48	1,092	10.39	5.50	641
	20078	10.00	10.37	0	10.00	10.39	0
Rydex VIF Transportation	2014	11.65	13.82	10,620	11.82	14.05	578
	2013	8.01	11.65	2,619	8.10	11.82	678
	2012	7.05	8.01	13,012	7.12	8.10	0
	2011	8.21	7.05	7,431	8.27	7.12	0
	2010	6.84	8.21	2,365	6.88	8.27	701
	2009	6.03	6.84	0	6.06	6.88	0
	2008	8.35	6.03	1,954	8.37	6.06	0
	20078	10.00	8.35	0	10.00	8.37	0
Rydex VIF U.S. Government Money Market	2014	8.24	7.96	2,767,047	8.36	8.09	3,012
	2013	8.53	8.24	769,309	8.64	8.36	4,042
	2012	8.83	8.53	1,215,511	8.92	8.64	18,083
	2011	9.14	8.83	170,587	9.22	8.92	45,675
	2010	9.47	9.14	89,039	9.52	9.22	25,067
	2009	9.79	9.47	166,194	9.83	9.52	56,682
	2008	10.02	9.79	363,810	10.04	9.83	118,283
	20078	10.00	10.02	61,319	10.00	10.04	19,057
Rydex VIF Utilities	2014	10.32	12.25	138,504	10.46	12.45	0
	2013	9.40	10.32	5,828	9.51	10.46	0
	2012	9.62	9.40	3,468	9.72	9.51	0
	2011	8.56	9.62	2,443	8.63	9.72	0
	2010	8.29	8.56	2,695	8.34	8.63	1,993
	2009	7.54	8.29	4,892	7.57	8.34	622
	2008	11.09	7.54	2,886	11.11	7.57	0
	20078	10.00	11.09	2,213	10.00	11.11	0
Rydex VIF Weakening Dollar 2x Strategy	2014	7.98	6.02	5,544	8.10	6.12	0
	2013	8.50	7.98	4,767	8.60	8.10	0
	2012	8.73	8.50	3,727	8.82	8.60	760
	2011	9.39	8.73	0	9.46	8.82	737
	2010	10.29	9.39	0	10.35	9.46	0
	2009	9.99	10.29	0	10.03	10.35	0
	2008	11.79	9.99	0	11.81	10.03	7,463
	20078	10.00	11.79	7,960	10.00	11.81	26,465
SEI VP Balanced Strategy	2014 6	10.00	9.93	4,328	10.00	9.94	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
SEI VP Conservative Strategy	2014 6	10.00	9.89	1,646	10.00	9.90	0
SEI VP Defensive Strategy	2014 6	10.00	9.81	0	10.00	9.82	0
SEI VP Market Growth Strategy	2014 6	10.00	9.95	18	10.00	9.96	0
SEI VP Market Plus Strategy	2014 6	10.00	10.02	3,128	10.00	10.04	0
SEI VP Moderate Strategy	2014 6	10.00	10.00	0	10.00	10.01	0
T. Rowe Price Blue Chip Growth	2014	14.41	15.15	61,373	14.49	15.27	0
	2013	10.59	14.41	38,384	10.63	14.49	0
	2012	9.30	10.59	5,120	9.31	10.63	762
	20112	10.00	9.30	1,398	10.00	9.31	0
T. Rowe Price Equity Income	2014	12.80	13.25	54,686	12.87	13.35	0
	2013	10.24	12.80	42,707	10.28	12.87	0
	2012	9.07	10.24	6,334	9.08	10.28	0
	20112	10.00	9.07	1,683	10.00	9.08	0
T. Rowe Price Health Sciences	2014	17.47	22.14	27,663	17.56	22.31	0
	2013	12.01	17.47	11,776	12.05	17.56	0
	2012	9.49	12.01	10,391	9.50	12.05	0
	20112	10.00	9.49	6,916	10.00	9.50	0
T. Rowe Price Limited-Term Bond	2014	9.37	9.09	23,272	9.43	9.16	0
	2013	9.71	9.37	23,565	9.75	9.43	0
	2012	9.82	9.71	17,803	9.83	9.75	0
	20112	10.00	9.82	1,013	10.00	9.83	0
Templeton Developing Markets VIP Fund	2014	16.61	14.70	23,353	16.78	14.88	1,989
	2013	17.35	16.61	12,940	17.49	16.78	2,975
	2012	15.87	17.35	15,692	15.97	17.49	4,421
	2011	19.52	15.87	1,670	19.60	15.97	8,267
	2010	17.18	19.52	4,523	17.22	19.60	7,340
	2009	10.30	17.18	1,566	10.31	17.22	2,922
	20081	10.00	10.30	0	10.00	10.31	0
Templeton Foreign VIP Fund	2014	17.51	15.03	490	17.69	15.22	0
	2013	14.74	17.51	342	14.86	17.69	0
	2012	12.90	14.74	0	12.99	14.86	0
	2011	14.94	12.90	0	15.01	12.99	0
	2010	14.27	14.94	4,623	14.30	15.01	4,115
	2009	10.78	14.27	227	10.78	14.30	0
	20081	10.00	10.78	0	10.00	10.78	0
Templeton Global Bond VIP Fund	2014	10.24	10.07	83,883	10.29	10.15	0
	2013	10.43	10.24	63,180	10.46	10.29	0
	2012	9.38	10.43	80,425	9.39	10.46	415
	20112	10.00	9.38	871	10.00	9.39	403
Templeton Growth VIP Fund	2014	12.50	11.74	11,847	12.57	11.83	0
	2013	9.89	12.50	7,843	9.93	12.57	0
	2012	8.46	9.89	0	8.47	9.93	0
	20112	10.00	8.46	0	10.00	8.47	0
Third Avenue Value	2014	10.39	10.48	5,330	10.45	10.56	0
	2013	9.04	10.39	6,766	9.07	10.45	0
	2012	7.35	9.04	615	7.36	9.07	0
	20112	10.00	7.35	0	10.00	7.36	0
Transparent Value Directional Allocation VI	2014 7	10.00	9.66	5,937	10.00	9.67	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Van Eck VIP Global Gold	2014	7.66	6.95	0	7.67	6.98	0
	20135	10.00	7.66	0	10.00	7.67	0
Van Eck VIP Global Hard Assets	2014	7.90	6.16	6,595	7.95	6.20	0
	2013	7.42	7.90	15,913	7.44	7.95	0
	2012	7.45	7.42	42,872	7.46	7.44	0
	20112	10.00	7.45	3,260	10.00	7.46	0
Virtus International Series	2014	9.89	9.18	9,992	9.90	9.21	0
	20135	10.00	9.89	4,913	10.00	9.90	0
Virtus Multi-Sector Fixed Income Series	2014	9.66	9.51	15,985	9.67	9.54	0
	20135	10.00	9.66	2,605	10.00	9.67	0
Virtus Premium AlphaSector Series	2014	11.30	11.16	28,256	11.31	11.19	0
	20135	10.00	11.30	8,702	10.00	11.31	0
Virtus Real Estate Securities Series	2014	8.80	11.19	7,753	8.81	11.22	0
	20135	10.00	8.80	0	10.00	8.81	0
Virtus Small-Cap Growth Series	2014 6	10.00	11.29	3,436	10.00	11.30	0
Virtus Strategic Allocation Series	2014	10.92	11.35	0	10.94	11.38	0
	20135	10.00	10.92	0	10.00	10.94	0
Voya MidCap Opportunities Portfolio	2014	12.92	13.53	2	12.94	13.58	0
	2013	10.17	12.92	0	10.17	12.94	0
	20124	10.00	10.17	0	10.00	10.17	0
VY Clarion Global Real Estate Portfolio	2014	10.11	11.10	7,370	10.13	11.14	0
	2013	10.11	10.11	9,347	10.11	10.13	0
	20124	10.00	10.11	0	10.00	10.11	0
VY Clarion Real Estate Portfolio	2014	9.95	12.47	11,431	9.97	12.53	0
	2013	10.11	9.95	5,526	10.11	9.97	0
	20124	10.00	10.11	0	10.00	10.11	0
Wells Fargo Advantage International Equity VT	2014	10.30	9.41	3,278	10.35	9.49	0
	2013	8.92	10.30	0	8.95	10.35	0
	2012	8.13	8.92	0	8.15	8.95	0
	20112	10.00	8.13	0	10.00	8.15	0
Wells Fargo Advantage Intrinsic Value VT	2014	12.81	13.65	0	12.88	13.75	0
	2013	10.18	12.81	0	10.21	12.88	0
	2012	8.82	10.18	0	8.83	10.21	0
	20112	10.00	8.82	0	10.00	8.83	0
Wells Fargo Advantage Omega Growth VT	2014	13.30	13.35	11,196	13.37	13.45	0
	2013	9.84	13.30	3,528	9.88	13.37	0
	2012	8.46	9.84	0	8.47	9.88	0
	20112	10.00	8.46	0	10.00	8.47	0
Wells Fargo Advantage Opportunity VT	2014	12.90	13.76	1,115	13.08	13.98	0
	2013	10.22	12.90	1,091	10.34	13.08	0
	2012	9.16	10.22	1,672	9.25	10.34	0
	2011	10.03	9.16	987	10.11	9.25	94
	2010	8.39	10.03	1,108	8.44	10.11	1,347
	2009	5.88	8.39	1,101	5.90	8.44	1,735
	2008	10.15	5.88	0	10.17	5.90	0
	20078	10.00	10.15	652	10.00	10.17	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Wells Fargo Advantage Small Cap Value VT	2014	10.49	10.59	2,726	10.55	10.67	4,119
	2013	9.46	10.49	2,646	9.49	10.55	4,370
	2012	8.59	9.46	0	8.60	9.49	8,947
	20112	10.00	8.59	0	10.00	8.60	12,383
Western Asset Variable Global High Yield Bond	2014	10.26	9.76	3,682	10.28	9.80	0
	2013	10.01	10.26	2,876	10.01	10.28	0
	20124	10.00	10.01	0	10.00	10.01	0
1    For the period November 17, 2008 (the date first publicly offered) to December 31, 2008.
2    For the period April 18, 2011 (date of inception) through December 31, 2011.
3    Effective April 30, 2012, DWS Blue Chip VIP merged into DWS Growth & Income VIP, which was renamed DWS Core Equity VIP. The values in the table for the period prior to the merger reflect investment in DWS Blue Chip VIP.
4    For the period December 28, 2012 (date of inception) through December 31, 2012.
5    For the period May 1, 2013 (the date first publicly offered) to December 31, 2013.
6    For the period May 1, 2014 (the date first publicly offered) to December 31, 2014.
7    For the period June 2, 2014 (the date first publicly offered) to December 31, 2014.
8    For the period March 19, 2007 (the inception date) to December 31, 2007.

APPENDIX B

Rider Available for Purchase Only Prior to February 1, 2010

6% Dollar for Dollar Guaranteed Minimum Income Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — Under this rider, we provide a future “safety net” by offering you the ability to receive guaranteed minimum fixed annuity payments when you annuitize. This means you will know the level of minimum income that will be available to you upon annuitization (the “Guaranteed Minimum Income Benefit”), regardless of fluctuating market conditions (and assuming you make withdrawals within a specified amount, as discussed below).

There are several important points for you to consider before purchasing the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider:

•
There is a ten-year waiting period before you can apply the Guaranteed Minimum Income Benefit to Annuity Payments. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 60 at issue and will be required to annuitize the Contract at age 70 ½ to meet federal minimum distribution requirements for Qualified Plans.

•
Because the annuity rates under the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider are based on conservative actuarial factors, the amount of lifetime income that the riders guarantee may be less than the amount of income that would be provided by applying your proceeds under the Contract to then-current annuity rates for the same Annuity Option. However, when you annuitize you are not required to apply the Guaranteed Minimum Income Benefit to receive Annuity Payments, and may instead apply your proceeds under the Contract to an Annuity Option at our then-current annuity rates.

•
Because you are not required to use the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider to receive Annuity Payments, and because you may never need to rely upon the Guaranteed Minimum Income Benefit, the benefit should be viewed as a payment “floor.” However, we will not refund charges paid for the rider if you do not receive the Guaranteed Minimum Income Benefit. Please consider that you may pay for the rider during the life of the Contract without receiving any of its benefits.

How do you calculate the Guaranteed Minimum Income Benefit? The Guaranteed Minimum Income Benefit is equal to:

•	Purchase Payments received during the three-year period that starts on the date the rider is issued (including any Credit Enhancements applied in connection with those Purchase Payments), less

•	any premium tax, less

•	an adjustment for withdrawals, increased

•	at an annual effective rate of interest of 6%.

Note: There are some important points to understand about the interest we credit to the Guaranteed Minimum Income Benefit.

•
We take into account the timing of when we receive each Purchase Payment and when you make a withdrawal for purposes of determining when we credit interest under the Guaranteed Minimum Income Benefit calculation.

•
We only credit interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant’s 80th birthday. This rider may not be appropriate for you if you plan on electing an early Annuity Start Date or if the Annuitant is nearing his or her 80th birthday.

•
We credit a maximum rate of 3% for amounts allocated to the Rydex VIF U.S. Government Money Market Subaccount; however, you will still pay the full rider charge. You will not receive the benefit of the 6% rate in determining the Guaranteed Minimum Income Benefit for amounts in this Subaccount. We may add new Subaccounts in the future that will earn only the 3% rate in calculating the Guaranteed Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.

What happens if I make withdrawals? You may withdraw up to a specified amount each Contract Year (the “Annual Limit”), without a proportional reduction in the Guaranteed Minimum Income Benefit.

•
This means that when you make a withdrawal that does not exceed the Annual Limit, we only reduce the Guaranteed Minimum Income Benefit as of the date of the withdrawal by the exact dollar amount of the withdrawal (including any applicable withdrawal charges, any Credit Enhancement forfeitures, and any premium tax charges).

The initial Annual Limit is equal to:

•	6% of the initial Purchase Payment (not including any Credit Enhancement) if you purchase this rider when you purchase the Contract.

•	6% of Contract Value if you purchase this rider on a Contract Anniversary.

The Annual Limit will remain the same each Contract Year unless you make additional Purchase Payments after we issue the rider or withdraw more than the Annual Limit.

Note: You cannot carry over any portion of the Annual Limit that is not withdrawn during a Contract Year for withdrawal in a future Contract Year.

What happens if I make a withdrawal that exceeds the Annual Limit? If you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit, we will make a proportional reduction in the Guaranteed Minimum Income Benefit with regard to the excess withdrawal.

•	This means that when you make a withdrawal that exceeds the Annual Limit, we reduce the Guaranteed Minimum Income Benefit as follows:

➢	first by any portion of the withdrawal that does not exceed the Annual Limit (including any applicable withdrawal charges, any Credit Enhancement forfeitures, and any premium tax charges), and

➢	second by a percentage that equals (a) divided by (b), where:

a.	is the amount of the withdrawal that exceeds the Annual Limit, and

b.	is the Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit.

Note: This rider may not be appropriate for you if you plan on taking withdrawals in excess of the Annual Limit because such excess withdrawals may significantly reduce or eliminate the value of the Guaranteed Minimum Income Benefit. If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Limit, you will have to withdraw more than the Annual Limit to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Guaranteed Minimum Income Benefit. You should consult a tax adviser before purchasing the Guaranteed Minimum Income Benefit rider with a qualified contract.

We also will reduce the Annual Limit by a percentage that equals (a) divided by (b), where:

a.	is the amount of the withdrawal that exceeds the Annual Limit, and

b.	is the Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit.

The new Annual Limit will be the Annual Limit for all future Contract Years unless you make additional Purchase Payments or again withdraw more than the Annual Limit, which will require us to again adjust the Annual Limit.

What happens if I make Purchase Payments? We will increase the Annual Limit in an amount equal to 6% of any Purchase Payment you make after the rider is issued (not including any Credit Enhancement). Unless made during the first three years after the rider’s issue date, we will not increase the Guaranteed Minimum Income Benefit if you make additional Purchase Payments.

What happens when I annuitize? Beginning on the tenth anniversary of the date we issued the rider, you may apply the Guaranteed Minimum Income Benefit, less any applicable premium tax, to purchase a fixed Annuity under:

1.	Annuity Option 2,

2.	Annuity Option 4B, or

3.	the Alternate Benefit, as discussed below.

If you choose Annuity Option 2 or Annuity Option 4B:

•
You may purchase a fixed Annuity within the 30-day period following any Contract Anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. This means that if you annuitize before the tenth anniversary, or at any time thereafter other than within the 30-day period following a Contract Anniversary, the Guaranteed Minimum Income Benefit is not available.

•	Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10-year period certain.

•	Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10-year period certain.

•	We base the annuity rates under the rider for these Options upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2%.

•	For more information, see the discussion of Option 2 and Option 4B under “Annuity Options.”

If you choose the Alternate Benefit:

•
The Alternate Benefit is available only on the tenth anniversary of the date we issued the rider and is not available thereafter. You may elect the Alternate Benefit by providing written notice to us within the 30-day period following the tenth anniversary of the date we issued the rider.

•
The Alternate Benefit provides for fixed Annuity payments on a monthly, quarterly, semiannual, or annual basis for a period of 15 years. Annuity payments are equal to the amount determined by dividing (a) by (b), where:

a.	is the Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, and

b.	is the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):

Payment Frequency	Total Number of Payments
Monthly	180
Quarterly	60
Semiannual	30
Annual	15

Note:  Because payments are made over a specified period rather than for life, we calculate the Alternate Benefit without using annuity rates. The Alternate Benefit represents the return of your Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, over a period of 15 years without crediting interest on that amount.

•
We guarantee that the Alternate Benefit will be at least equal to an amount determined by applying the Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, to Annuity Option 7 with a 15-year period certain. See the discussion of Option 7 under “Annuity Options.”

Are there age restrictions on purchasing this rider? On the date the rider was issued, the Annuitant must have been age 79 or younger.

Prospectus

ELITEDESIGNS® VARIABLE ANNUITY

May 1, 2015

Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, Inc.

6915B (PRS)	32-69150-02 2015 /05/01

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued on or after April 18, 2011)

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current Owners.

You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:1

•	7Twelve™ Balanced Portfolio

•	AB VPS Dynamic Asset Allocation (formerly AllianceBernstein VPS Dynamic Asset Allocation)

•	AB VPS Global Thematic Growth (formerly AllianceBernstein VPS Global Thematic Growth)

•	AB VPS Growth and Income (formerly AllianceBernstein VPS Growth and Income)

•	AB VPS Small/Mid Cap Value (formerly AllianceBernstein VPS Small/Mid Cap Value)

•	Adaptive Allocation Portfolio

•	Alger Capital Appreciation

•	Alger Large Cap Growth

•	ALPS/Alerian Energy Infrastructure

•	American Century VP Income & Growth

•	American Century VP Inflation Protection

•	American Century VP International

•	American Century VP Value

•	American Funds IS® Asset Allocation

•	American Funds IS® Blue Chip Income and Growth

•	American Funds IS® Global Bond

•	American Funds IS® Global Growth

•	American Funds IS® Global Growth and Income

•	American Funds IS® Global Small Capitalization

•	American Funds IS® Growth

•	American Funds IS® Growth-Income

•	American Funds IS® International

•	American Funds IS® International Growth and Income

•	American Funds IS® Mortgage

•	American Funds IS® New World

•	American Funds IS® U.S. Government/AAA-Rated Securities

•	BlackRock Basic Value V.I.

•	BlackRock Capital Appreciation V.I.

•	BlackRock Equity Dividend V.I.

•	BlackRock Global Allocation V.I.

•	BlackRock Global Opportunities V.I.

•	BlackRock High Yield V.I.

•	BlackRock Large Cap Core V.I.

•	BlackRock Large Cap Growth V.I.

•	Deutsche Capital Growth VIP (formerly DWS Capital Growth VIP)

•	Deutsche Core Equity VIP (formerly DWS Core Equity VIP)

•	Deutsche Global Growth VIP (formerly DWS Global Growth VIP)

The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment into an Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2015

V6915B (PRS)	32-69150-02 2015 /05/01

•	Deutsche Global Small Cap VIP (formerly DWS Global Small Cap VIP)

•	Deutsche Government & Agency Securities VIP (formerly DWS Government & Agency Securities VIP)

•	Deutsche High Income VIP (formerly DWS High Income VIP)

•	Deutsche Large Cap Value VIP (formerly DWS Large Cap Value VIP)

•	Deutsche Small Mid Cap Value VIP (formerly DWS Small Mid Cap Value VIP)

•	Direxion Dynamic VP HY Bond

•	Direxion VP Indexed Commodity Strategy

•	Direxion VP Indexed Managed Futures Strategy

•	Dreyfus IP Small Cap Stock Index

•	Dreyfus IP Technology Growth

•	Dreyfus Stock Index

•	Dreyfus VIF Appreciation

•	Dreyfus VIF International Value

•	Eaton Vance VT Floating-Rate Income

•	Eaton Vance VT Large-Cap Value

•	Federated Fund for U.S. Government Securities II

•	Federated High Income Bond II

•	Fidelity® VIP Balanced

•	Fidelity® VIP Contrafund®

•	Fidelity® VIP Disciplined Small Cap

•	Fidelity® VIP Emerging Markets

•	Fidelity® VIP Growth & Income

•	Fidelity® VIP Growth Opportunities

•	Fidelity® VIP High Income

•	Fidelity® VIP Index 500

•	Fidelity® VIP Investment Grade Bond

•	Fidelity® VIP Mid Cap

•	Fidelity® VIP Overseas

•	Fidelity® VIP Real Estate

•	Fidelity® VIP Strategic Income

•	Franklin Flex Cap Growth VIP Fund

•	Franklin Growth and Income VIP Fund

•	Franklin High Income VIP Fund

•	Franklin Income VIP Fund

•	Franklin Large Cap Growth VIP Fund

•	Franklin Mutual Global Discovery VIP Fund

•	Franklin Mutual Shares VIP Fund

•	Franklin Rising Dividends VIP Fund

•	Franklin Small Cap Value VIP Fund

•	Franklin Small-Mid Cap Growth VIP Fund

•	Franklin Strategic Income VIP Fund

•	Franklin U.S. Government Securities VIP Fund

•	Goldman Sachs VIT Growth Opportunities

•	Goldman Sachs VIT High Quality Floating Rate

•	Goldman Sachs VIT Large Cap Value

•	Goldman Sachs VIT Mid Cap Value

•	Goldman Sachs VIT Small Cap Equity Insights

•	Goldman Sachs VIT Strategic Growth

•	Goldman Sachs VIT Strategic International Equity

•	Guggenheim VIF All Cap Value

•	Guggenheim VIF CLS AdvisorOne Global Diversified Equity (formerly Guggenheim VIF CLS AdvisorOne Amerigo)

•	Guggenheim VIF CLS AdvisorOne Global Growth (formerly Guggenheim VIF CLS AdvisorOne Select Allocation)

•	Guggenheim VIF CLS AdvisorOne Growth and Income (formerly Guggenheim VIF CLS AdvisorOne Clermont)

•	Guggenheim VIF Floating Rate Strategies

•	Guggenheim VIF Global Managed Futures Strategy

•	Guggenheim VIF High Yield

•	Guggenheim VIF Large Cap Value

•	Guggenheim VIF Long Short Equity

•	Guggenheim VIF Macro Opportunities

•	Guggenheim VIF Managed Asset Allocation

•	Guggenheim VIF Mid Cap Value

•	Guggenheim VIF Multi-Hedge Strategies

•	Guggenheim VIF Small Cap Value

•	Guggenheim VIF StylePlus Large Core

•	Guggenheim VIF StylePlus Large Growth

•	Guggenheim VIF StylePlus Mid Growth

•	Guggenheim VIF StylePlus Small Growth

•	Guggenheim VIF Total Return Bond

•	Guggenheim VIF World Equity Income

•	Ibbotson Aggressive Growth ETF Asset Allocation

•	Ibbotson Balanced ETF Asset Allocation

•	Ibbotson Conservative ETF Asset Allocation

•	Ibbotson Growth ETF Asset Allocation

•	Ibbotson Income and Growth ETF Asset Allocation

•	Invesco V.I. American Franchise

•	Invesco V.I. American Value

•	Invesco V.I. Balanced-Risk Allocation

•	Invesco V.I. Comstock

•	Invesco V.I. Core Equity

•	Invesco V.I. Equity and Income

•	Invesco V.I. Global Core Equity

•	Invesco V.I. Global Health Care

•	Invesco V.I. Global Real Estate

•	Invesco V.I. Government Securities

•	Invesco V.I. Growth and Income

•	Invesco V.I. High Yield

•	Invesco V.I. International Growth

•	Invesco V.I. Managed Volatility

•	Invesco V.I. Mid Cap Core Equity

•	Invesco V.I. Mid Cap Growth

•	Invesco V.I. S&P 500 Index

•	Invesco V.I. Small Cap Equity

•	Ivy Funds VIP Asset Strategy

•	Ivy Funds VIP Balanced

•	Ivy Funds VIP Core Equity

•	Ivy Funds VIP Dividend Opportunities

•	Ivy Funds VIP Energy

•	Ivy Funds VIP Global Bond

•	Ivy Funds VIP Global Growth (formerly Ivy Funds VIP International Growth)

•	Ivy Funds VIP Global Natural Resources

•	Ivy Funds VIP Growth

4

•	Ivy Funds VIP High Income

•	Ivy Funds VIP International Core Equity

•	Ivy Funds VIP Limited-Term Bond

•	Ivy Funds VIP Mid Cap Growth

•	Ivy Funds VIP Real Estate Securities

•	Ivy Funds VIP Science and Technology

•	Ivy Funds VIP Small Cap Growth

•	Ivy Funds VIP Small Cap Value

•	Ivy Funds VIP Value

•	Janus Aspen Enterprise

•	Janus Aspen Forty

•	Janus Aspen Janus Portfolio

•	Janus Aspen Overseas

•	Janus Aspen Perkins Mid Cap Value

•	JPMorgan Insurance Trust Core Bond Portfolio

•	JPMorgan Insurance Trust Intrepid MidCap Portfolio

•	JPMorgan Insurance Trust Small Cap Core Portfolio

•	JPMorgan Insurance Trust US Equity Portfolio

•	Lord Abbett Series Bond-Debenture VC

•	Lord Abbett Series Calibrated Dividend Growth VC

•	Lord Abbett Series Classic Stock VC

•	Lord Abbett Series Developing Growth VC

•	Lord Abbett Series Fundamental Equity VC

•	Lord Abbett Series Growth and Income VC

•	Lord Abbett Series Growth Opportunities VC

•	Lord Abbett Series Mid Cap Stock VC

•	Lord Abbett Series Total Return VC

•	Lord Abbett Series Value Opportunities VC

•	MFS® VIT Emerging Markets Equity

•	MFS® VIT Global Tactical Allocation

•	MFS® VIT High Yield

•	MFS ® VIT II MA Investors Growth Stock (formerly MFS® VIT Investors Growth Stock)

•	MFS ® VIT II Research International (formerly MFS® VIT Research International)

•	MFS® VIT International Value

•	MFS® VIT Investors Trust

•	MFS® VIT New Discovery

•	MFS® VIT Research

•	MFS® VIT Total Return

•	MFS ® VIT Total Return Bond (formerly MFS® VIT Research Bond)

•	MFS® VIT Utilities

•	Morgan Stanley UIF Emerging Markets Debt

•	Morgan Stanley UIF Emerging Markets Equity

•	Neuberger Berman AMT Guardian

•	Neuberger Berman AMT Socially Responsive

•	Oppenheimer Global Fund/VA

•	Oppenheimer Global Strategic Income Fund/VA

•	Oppenheimer International Growth Fund/VA

•	Oppenheimer Main Street Small Cap Fund®/VA

•	PIMCO VIT All Asset

•	PIMCO VIT CommodityRealReturn Strategy

•	PIMCO VIT Emerging Markets Bond

•	PIMCO VIT Foreign Bond (Unhedged)

•	PIMCO VIT Global Bond (Unhedged)

•	PIMCO VIT Global Multi-Asset Managed Allocation

•	PIMCO VIT High Yield

•	PIMCO VIT Low Duration

•	PIMCO VIT Real Return

•	PIMCO VIT Short-Term

•	PIMCO VIT Total Return

•	Pioneer Bond VCT

•	Pioneer Emerging Markets VCT

•	Pioneer Equity Income VCT

•	Pioneer High Yield VCT

•	Pioneer Real Estate Shares VCT

•	Pioneer Strategic Income VCT

•	Power Income VIT

•	Probabilities Fund

•	Putnam VT Absolute Return 500

•	Putnam VT Capital Opportunities

•	Putnam VT Diversified Income

•	Putnam VT Equity Income

•	Putnam VT Global Asset Allocation

•	Putnam VT Growth Opportunities

•	Putnam VT High Yield

•	Putnam VT Income

•	Putnam VT Investors

•	Putnam VT Voyager

•	Rydex VIF Banking

•	Rydex VIF Basic Materials

•	Rydex VIF Biotechnology

•	Rydex VIF Commodities Strategy

•	Rydex VIF Consumer Products

•	Rydex VIF Dow 2x Strategy

•	Rydex VIF Electronics

•	Rydex VIF Energy

•	Rydex VIF Energy Services

•	Rydex VIF Europe 1.25x Strategy

•	Rydex VIF Financial Services

•	Rydex VIF Government Long Bond 1.2x Strategy

•	Rydex VIF Health Care

•	Rydex VIF Internet

•	Rydex VIF Inverse Dow 2x Strategy

•	Rydex VIF Inverse Government Long Bond Strategy

•	Rydex VIF Inverse Mid-Cap Strategy

•	Rydex VIF Inverse NASDAQ-100® Strategy

•	Rydex VIF Inverse Russell 2000® Strategy

•	Rydex VIF Inverse S&P 500 Strategy

•	Rydex VIF Japan 2x Strategy

•	Rydex VIF Leisure

•	Rydex VIF Mid-Cap 1.5x Strategy

•	Rydex VIF NASDAQ-100®

•	Rydex VIF NASDAQ-100® 2x Strategy

•	Rydex VIF Nova

•	Rydex VIF Precious Metals

•	Rydex VIF Real Estate

•	Rydex VIF Retailing

•	Rydex VIF Russell 2000® 1.5x Strategy

•	Rydex VIF Russell 2000® 2x Strategy

•	Rydex VIF S&P 500 2x Strategy

•	Rydex VIF S&P 500 Pure Growth

•	Rydex VIF S&P 500 Pure Value

5

•	Rydex VIF S&P MidCap 400 Pure Growth

•	Rydex VIF S&P MidCap 400 Pure Value

•	Rydex VIF S&P SmallCap 600 Pure Growth

•	Rydex VIF S&P SmallCap 600 Pure Value

•	Rydex VIF Strengthening Dollar 2x Strategy

•	Rydex VIF Technology

•	Rydex VIF Telecommunications

•	Rydex VIF Transportation

•	Rydex VIF U.S. Government Money Market

•	Rydex VIF Utilities

•	Rydex VIF Weakening Dollar 2x Strategy

•	SEI VP Balanced Strategy

•	SEI VP Conservative Strategy

•	SEI VP Defensive Strategy

•	SEI VP Market Growth Strategy

•	SEI VP Market Plus Strategy

•	SEI VP Moderate Strategy

•	T. Rowe Price Blue Chip Growth

•	T. Rowe Price Equity Income

•	T. Rowe Price Health Sciences

•	T. Rowe Price Limited-Term Bond

•	Templeton Developing Markets VIP Fund

•	Templeton Foreign VIP Fund

•	Templeton Global Bond VIP Fund

•	Templeton Growth VIP Fund

•	Third Avenue Value

•	Transparent Value Directional Allocation VI

•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Global Bond Portfolio”)

•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA International Small Portfolio”)

•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA International Value Portfolio”)

•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Short-Term Fixed Portfolio”)

•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the Dimensional VA U.S. Large Value Portfolio”)

•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA U.S. Targeted Value Portfolio”)

•	Van Eck VIP Global Gold

•	Van Eck VIP Global Hard Assets

•	Virtus International Series

•	Virtus Multi-Sector Fixed Income Series

•	Virtus Premium AlphaSector™ Series

•	Virtus Real Estate Securities Series

•	Virtus Small-Cap Growth Series

•	Virtus Strategic Allocation Series

•	Voya MidCap Opportunities Portfolio

•	VY Clarion Global Real Estate Portfolio

•	VY Clarion Real Estate Portfolio

•	Wells Fargo Advantage International Equity VT

•	Wells Fargo Advantage Intrinsic Value VT

•	Wells Fargo Advantage Omega Growth VT

•	Wells Fargo Advantage Opportunity VT

•	Wells Fargo Advantage Small Cap Value VT

•	Western Asset Variable Global High Yield Bond

1	Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See “Closed Subaccounts.”

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2015 , which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 51 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

6

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

7

Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Value — The total value of your Contract as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

8

Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.

Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code of 1986, as amended (“IRA” or “Qualified Contract”). Please see the discussion under “The Contract” for more detailed information.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies.

You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser)) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider.

The rider is available only at issue. You cannot change or cancel the rider after it is issued. The rider may not be available in all states. See the detailed description of the rider under “Return of Premium Death Benefit Rider.”

9

The amount of the rider charge is equal to 0.35% (for Contracts issued on or after December 28, 2012) or 0.10% (for Contracts issued before December 28, 2012), on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge.”

Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments; or (2) Contract Value, plus any charges deducted from such Contract Value.

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.

Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount’s average daily net assets. We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See “Mortality and Expense Risk Charge.”

Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.

The amount of the rider charge is equal to 0.35% (for Contracts issued on or after December 28, 2012) or 0.10% (for Contracts issued before December 28, 2012), on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge” for more information.

Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount
•	0.65% for the Dimensional VA International Small Portfolio Subaccount
•	0.65% for the Dimensional VA International Value Portfolio Subaccount
•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount
•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”

Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”

Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion

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of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations — Under existing tax law, assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, there should generally be no federal income tax on increases in the Contract Value of the Contract until the occurrence of a distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract. However, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds. Assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, all or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

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Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge1	0.20%
Annual Administration Charge2	0.65%
Return of Premium Death Benefit Rider Charge3	0.35%
Total Separate Account Annual Expenses	1.20%
1    During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above. See the discussion under “Mortality and Expense Risk Charge.”

2    The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”

3    The Return of Premium Death Benefit Rider charge is 0.10% for Contracts issued before December 28, 2012.

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	0. 25%	27.41%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)2	0.25%	1.27%
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2014 , and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2014 .

 Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

2    Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2016 .

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge for Contracts issued on or after December 28, 2012) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example

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assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$2,523	$5,923	$7,907	$9,964

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$ 148	$ 459	$ 792	$1,735

Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.

Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998 The Company is a wholly owned subsidiary of Security Benefit Corporation and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2014 , the Company had total assets of approximately $ 24.5 billion.

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings , which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject

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to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ a managed volatility strategy that is intended to reduce the Underlying Fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Use of the managed volatility strategy may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case   if you had been invested in an Underlying Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in Underlying Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in Underlying Funds with the managed volatility strategy.

Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

Certain Underlying Funds (sometimes called “alternative funds”) invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification benefits beyond traditional investment strategies, but such alternative investment

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strategies may be riskier than traditional investment strategies. The strategies often involve leverage or use various complex hedging techniques, like options and derivatives, which typically result in a low or negative correlation to traditional investments in debt or equities: this means that when the value of traditional investments is decreasing, the   value of alternative asset classes may increase; the inverse is also true–when traditional investments are performing   well, alternative asset classes may earn lower or negative returns. For a complete list of risks, as well as a discussion of risks and investment strategies, please refer to the Underlying Funds’ prospectus.

One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment into an Underlying Fund.   Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its subsidiary, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.40% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the

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Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Total Payments. Currently, the Company and its affiliates, including SDI receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”

Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with se2, LLC (“se2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 provides certain business process outsourcing services with respect to the Contracts. se2 may engage other service providers to provide certain administrative functions. se2 is an affiliate of the Company.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which

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guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Note that for Contracts issued to Massachusetts residents, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”

The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:

1.	Contract Value; or

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2.	The sum of all Purchase Payments less an adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).

In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce the above amount as last adjusted in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your total Purchase Payments.

➢
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.

Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.

Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.

Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”

Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment.

The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer.

Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.

The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment

18

to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that

19

event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Direxion, Probabilities, Rydex and certain Federated and Guggenheim Subaccounts (see chart below). The Company will so limit your transfers if we determine that you are

20

engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

•	the total dollar amount being transferred;

•	the number of transfers you made within a period of time;

•	transfers to and from (or from and to) the same Subaccount;

•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.

In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.

Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	21
1    Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

21

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Transfer Block Restriction (# of Calendar Days)
7Twelve™ Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Adaptive Allocation Portfolio	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA-Rated Securities
90 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock Global Opportunities V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche Global Growth VIP, Deutsche Global Small Cap VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche Large Cap Value VIP, Deutsche Small Mid Cap Value VIP
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Direxion Dynamic VP HY Bond, Direxion VP Indexed Commodity Strategy, Direxion VP Indexed Managed Futures Strategy	Unlimited
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
Eaton Vance VT Floating-Rate Income, Eaton Vance VT Large-Cap Value	90 days
Federated Fund for U.S. Government Securities II	Unlimited

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin High Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Macro Opportunities, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Guggenheim VIF CLS AdvisorOne Global Diversified Equity , Guggenheim VIF CLS AdvisorOne Global Growth , Guggenheim VIF CLS AdvisorOne Growth and Income	Unlimited
Ibbotson Aggressive Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Conservative ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, Ibbotson Income and Growth ETF Asset Allocation
30 days
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Global Growth, Ivy Funds VIP Global Natural Resources, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value
60 days
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Janus Portfolio, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC, Lord Abbett Series Value Opportunities VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS ® VIT II MA Investors Growth Stock, MFS ® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Total Return, MFS ®   VIT Total Return Bond, MFS® VIT Utilities
30 days
Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity	30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT Global Multi-Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors, Putnam VT Voyager
30 days
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
Transparent Value Directional Allocation VI	30 days
Van Eck VIP Global Gold, Van Eck VIP Global Hard Assets	30 days
Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Premium AlphaSector™ Series, Virtus Real Estate Securities Series, Virtus Small-Cap Growth Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days
VY Clarion Global Real Estate Portfolio, VY Clarion Real Estate Portfolio	30 days
Wells Fargo Advantage International Equity VT, Wells Fargo Advantage Intrinsic Value VT, Wells Fargo Advantage Omega Growth VT, Wells Fargo Advantage Opportunity VT, Wells Fargo Advantage Small Cap Value VT
60 days
Western Asset Variable Global High Yield Bond	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager,

25

the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Direxion, Federated, Guggenheim, Probabilities and Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

The Company does not limit or restrict transfers to or from the Direxion, Probabilities, Rydex and certain Federated and Guggenheim Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

26

Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Payment of Purchase Payments,

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and

•	Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

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The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.20% annually, and (5) the administration charge for that Subaccount.

The mortality and expense risk charge of 0.20% and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for the Return of Premium Death Benefit rider (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.

      Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45  p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable IRA and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

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The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such premium tax charge. See “Premium Tax Charge.”

If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.

The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax.

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

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In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.

The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”

Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments or (2) Contract Value, plus any charges deducted from such Contract Value.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.

If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

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Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.

Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.

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Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount’s average daily net assets.

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount
•	0.65% for the Dimensional VA International Small Portfolio Subaccount
•	0.65% for the Dimensional VA International Value Portfolio Subaccount
•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount
•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.

The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently

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2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.

The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are provided or payable. The amount of the rider charge is equal to 0.35% (for Contracts issued on or after December 28, 2012) or 0.10% (for Contracts issued before December 28, 2012), on an annual basis, of your Contract Value. The rider may not be available in all states.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third Contract Anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Contract and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.

The Contract currently provides for eight Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the

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Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7.

If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner,

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annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.

Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

Option 4 —

A.      Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.

Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity Payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest

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rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options under Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary;

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the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Cyber Security  — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including

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the processing orders from our website or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments,

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and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.

To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.

However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.

Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.

The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

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Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole

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designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.

Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein.

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An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.

The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:

Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2015 ).

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s

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adjusted gross income for the year ( $98,000 for a married couple filing a joint return and $61,000 for a single taxpayer in 2015 ). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $183,000 and $193,000 (for 2015 ). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner’s retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $116,000 to $131,000 in adjusted gross income for 2015 ( $183,000 to $193,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.

Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made

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for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.

For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.

Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.

Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution; (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay “qualified” higher education expenses; or (xi) made to pay certain “eligible first-time home buyer expenses.”

Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.

Other Tax Considerations —

Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

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For 2015 , the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,430,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Distributions from non-qualified annuity contracts are considered ”investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding

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Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Closed Subaccount  — Effective May 1, 2015, the American Century VP Mid Cap Value Subaccount (the “Closed Subaccount”) is no longer available for the allocation of Purchase Payments or the transfer of Contract Value for Contracts that do not have Contract Value in the Closed Subaccount as of May 1, 2015. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as “Automatic Investment Program”).

If you had Contract Value in the Closed Subaccount on May 1, 2015, your Contract Value will remain invested in the Closed Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from the Closed Subaccount, subject to transfer restrictions. Automatic allocations to the Closed Subaccount pursuant to an Automatic Investment Program, will continue to be in effect.

In the event that we receive a request on or after May 1, 2015 to allocate to the Closed Subaccount, we currently anticipate we will handle those transactions as follows:

New Applications. If we receive an application for a Contract with an allocation to the Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.

Existing Contracts without Contract Value in the Closed Subaccount as of May 1, 2015. If we receive a Purchase Payment for an existing Contract with an allocation to the Closed Subaccount, we will allocate the applicable portion of the payment to the Guggenheim VIF Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). If you had in effect an automatic allocation to the Closed Subaccount pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on May 1, 2015. If you wish to set up a new Dollar Cost Averaging Option or Asset Allocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to the Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.

Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of

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the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may

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delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

State Variations — The Prospectus and Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company’s Administrative Office.

Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

Contract Sales. The Contract is offered to the public through SDI’s registered representatives, as well as through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (such broker-dealers entering into selling agreements with the Company and SDI, the “Selling Broker-Dealers”). Registered representatives of SDI and of Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions directly to SDI, as well as to Selling Broker-Dealers through SDI. During fiscal years 2014, 2013, and 2012, the amounts paid to SDI in connection with all contracts sold through the Separate Account were $4,646,599.00, $5,238,251.00, and $3,804,507.12, respectively. SDI passes through commissions it receives either to the SDI registered representatives involved in the sales process or to the Selling Broker-

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Dealers for their sales of the Contract, as applicable. SDI does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI’s ongoing operations.

Payment of Compensation. The Company may pay commissions to SDI and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to SDI and to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

The registered representative you work with in purchasing the Contract may receive a portion of the compensation the Company pays to his or her broker-dealer (including registered representatives of SDI), depending on the agreement between the broker-dealer and the registered representative and the broker-dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask the registered representative that assisted you for further information about what he or she, and the broker-dealer for whom he or she works, receives in connection with your purchase of a Contract.

Compensation Paid to SDI Registered Representatives. Registered representatives of SDI may assist potential Owners in purchasing a Contract, for example, by assisting with the Contract application. In addition to a base salary and customary employee benefits, these registered representatives may receive up to 0.60% of the Purchase Payments applied to a Contract sold in the region covered by the applicable registered representative. They also may be eligible for periodic bonus payments.

Compensation Paid to Selling Broker-Dealers. The Company does not expect to pay the Selling Broker-Dealers commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers’ obligation to supervise their registered representatives who sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials for the Selling Broker-Dealers; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of Selling Broker-Dealers that received additional compensation from the Company in 2014 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): American Portfolios Financial Services,

49

Inc., Cambridge Investment/RPA, Centaurus Financial, Inc., Client One Securities LLC, GWN Securities, Inc., Investacorp, Inc., J. W. Cole Financial, Inc., KMS Financial Services, Inc., Legend Equities Corporation, Lincoln Investment Planning, Inc., Money Concepts Capital Corporation, NEXT Financial Group, Inc., OFG Financial Services, Inc., PlanMember Securities Corporation, and TransAmerica Financial Advisors, Inc.

These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.

Although the Contract was not available for purchase until March 19, 2007 (and the version of the Contract described in this Prospectus became available on April 18, 2011), certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

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Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2014 , and for each of the specified periods ended December 31, 2014 and 2013, or for such portions of such periods, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for the EliteDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.

NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio		Seeks superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
AB VPS Dynamic Asset Allocation	B	Seeks to maximize total return consistent with the Adviser’s determination of reasonable risk.	AB
AB VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AB
AB VPS Growth and Income	B	Seeks long-term growth of capital.	AB
AB VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AB
Adaptive Allocation Portfolio		Seeks tactical allocation.	Critical Math Advisors
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Inv. Mgmt., Inc.
American Century VP International	II	Seeks capital growth.	American Century Inv. Mgmt., Inc.
American Century VP Mid Cap Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Funds IS ® Asset Allocation	4	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS ® Blue Chip Income and Growth	4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS ® Global Bond	4	Seeks, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS ® Global Growth	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® Global Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS ® Global Small Capitalization	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® Growth	4	Seeks growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® Growth-Income	4	Seeks long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS ® International	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® International Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS ® Mortgage	4	Seeks current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS ® New World	4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS ® U.S. Government/AAA-Rated Securities	4	Seeks a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC

\

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Global Opportunities V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC
Deutsche Capital Growth VIP	B
Seeks long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of US companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500 ® Index (generally 500 of the largest companies in the US) or the Russell 1000 ® Growth Index (generally those stocks among the 1,000 largest US companies that have relatively higher price-to-earnings ratios and higher forecasted growth).
			Deutsche Inv. Mgmt. Americas Inc.
Deutsche Core Equity VIP	B
Seeks long-term growth of capital, current income and growth of income. Under normal   circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in equities, mainly common stocks. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.
			Deutsche Inv. Mgmt. Americas Inc.
Deutsche Global Growth VIP	B
Seeks long-term capital growth. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that portfolio management considers to be “blue chip” companies.
			Deutsche Inv. Mgmt. Americas Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche Global Small Cap VIP	B
Seeks above-average capital appreciation over the long term. The fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 30% of the aggregate market capitalization of the S&P Developed Broad Market Index). The fund may invest up to 20% of total assets in common stocks and other equities of large companies or in debt securities, including up to 5% of net assets in junk bonds (grade BB/Ba and below). The fund may invest in common stocks and other types of equities such as preferred stocks or convertible securities.
Deutsche Inv. Mgmt. Americas Inc.
Deutsche Government & Agency Securities VIP	B
Seeks high current income consistent with preservation of capital. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and repurchase agreements of US government securities. The fund normally invests all of its assets in securities issued or guaranteed by the US government, its agencies or instrumentalities, except the fund may invest up to 10% of its net assets in cash equivalents, such as money market funds, and short-term bond funds. These securities may not be issued or guaranteed by the US government, its agencies or instrumentalities.
Deutsche Inv. Mgmt. Americas Inc.
Deutsche High Income VIP	B
Seeks a high level of current income. Under normal circumstances, the fund generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest up to 50% of total assets in bonds denominated in US dollars or foreign currencies from foreign issuers.
Deutsche Inv. Mgmt. Americas Inc.
Deutsche Large Cap Value VIP	B
Seeks a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000 ® Value Index and that portfolio management believes are undervalued. Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector. The fund may invest up to 20% of total assets in foreign securities.
Deutsche Inv. Mgmt. Americas Inc.

54

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche Small Mid Cap Value VIP	B
Seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size US companies. While the fund invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities. The fund’s equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks. The fund may also invest in initial public offerings and real estate investment trusts.
Deutsche Inv. Mgmt. Americas Inc.
Dimensional VA Global Bond Portfolio		Seeks a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP
Dimensional VA International Small Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA International Value Portfolio		Seeks long-term capital appreciation	Dimensional Fund Advisors LP
Dimensional VA Short-Term Fixed Portfolio		Seeks a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP
Dimensional VA U.S. Large Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Direxion Dynamic VP HY Bond
Seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.
Rafferty Asset Mgmt., LLC
Direxion VP Indexed Commodity Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Broad Commodity Index.	Rafferty Asset Mgmt., LLC
Direxion VP Indexed Managed Futures Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Managed Futures Index.	Rafferty Asset Mgmt., LLC
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's ® SmallCap 600 Index (S&P SmallCap 600 Index).	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's ® 500 Composite Stock Price Index (S&P 500 ® Index).	The Dreyfus Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation
Eaton Vance VT Floating-Rate Income		Seeks high level of current income.	Eaton Vance Management

55

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Eaton Vance VT Large-Cap Value		Seeks total return.	Eaton Vance Management
Federated Fund for U.S. Government Securities II	II	Seeks current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Inv. Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Inv. Mgmt. Co.
Fidelity ® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc. and other investment advisers
Fidelity ® VIP Contrafund ®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity ® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Growth Opportunities	Service Class 2	Seeks capital growth.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity ® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc.
Fidelity ® VIP Mid Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 ® Index.	Fidelity SelectCo, LLC	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc., FIL Investment Advisors (UK) Ltd. and other investment advisers
Franklin Flex Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2	Seeks capital appreciation with current income as a secondary goal.	Franklin Advisers, Inc.
Franklin High Income VIP Fund	2	Seeks a high level of current income with capital appreciation as a secondary goal.	Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT High Quality Floating Rate	Service	Seeks a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF CLS AdvisorOne Global Diversified Equity		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VIF CLS AdvisorOne Global Growth		Seeks total return, consisting of capital growth and income.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VIF CLS AdvisorOne Growth and Income		Seeks a combination of current income and growth of capital.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VIF Floating Rate Strategies		Seeks a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Macro Opportunities		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments

57

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF Managed Asset Allocation		Seeks growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks total return, comprised of capital appreciation and income.	Guggenheim Investments
Ibbotson Aggressive Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Balanced ETF Asset Allocation	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Conservative ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.

58

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. S&P 500 Index	Series II	Seeks investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s ® 500 Composite Stock Price Index.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy		Seeks total return.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Balanced		Seeks total return through a combination of capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Dividend Opportunities		Seeks total return.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Energy		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Bond		Seeks a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Growth		Seeks to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Natural Resources		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Growth		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP High Income		Seeks total return through a combination of high current income and capital appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP International Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Limited-Term Bond		Seeks current income consistent with preservation of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Mid Cap Growth		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Real Estate Securities		Seeks total return through capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co.	Advantus Capital Mgmt.
Ivy Funds VIP Science and Technology		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Small Cap Growth		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.

59

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy Funds VIP Small Cap Value		Seeks capital appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Value		Seeks capital appreciation.	Waddell & Reed Inv. Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Inv. Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMIM
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMIM
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMIM
JPMorgan Insurance Trust US Equity Portfolio	2	Seeks high total return from a portfolio of selected equity securities.	JPMIM
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Seeks growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Value Opportunities VC	VC	Seeks long-term capital appreciation.	Lord, Abbett & Co. LLC
MFS ® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Fin. Srvcs. Co.

60

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
MFS ® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT Research	Service	Seeks capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT Total Return	Service	Seeks total return.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT Utilities	Service	Seeks total return.	Massachusetts Fin. Srvcs. Co.
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return.	Morgan Stanley Inv. Mgmt. Inc.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation.	Morgan Stanley Inv. Mgmt. Inc.	Morgan Stanley Inv. Mgmt. Ltd
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund ® /VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC

61

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Pioneer Inv. Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Pioneer Inv. Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Inv. Mgmt., Inc.
Pioneer High Yield VCT	II	Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer Inv. Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Pioneer Inv. Mgmt., Inc.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Pioneer Inv. Mgmt., Inc.
Power Income VIT	2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co. Inc.
Probabilities Fund	2	Seeks capital appreciation.	Co-Advised by: Probabilities Fund Mgmt., LLC and Princeton Fund Advisors, LLC
Putnam VT Absolute Return 500	IB
Seeks a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Inv. Mgmt., LLC	The Putnam Advisory Co., LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Inv. Mgmt., LLC
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Inv. Mgmt., LLC
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Inv. Mgmt., LLC

62

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Inv. Mgmt., LLC	The Putnam Advisory Co., LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Inv. Mgmt., LLC
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Inv. Mgmt., LLC
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Inv. Mgmt., LLC
Putnam VT Voyager	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Rydex VIF Banking		Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy		Seeks investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments
Rydex VIF Dow 2x Strategy
Seeks returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial Average SM . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy		Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments

63

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy	Seeks investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50 ® Index.	Guggenheim Investments
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments
Rydex VIF Government Long Bond 1.2x Strategy
Seeks investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments
Rydex VIF Inverse Dow 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average SM . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Seeks total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s   current benchmark is the daily price movement   of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price   movement of the Long Treasury Bond is based   on the daily price change of the most recently   issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

64

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse Mid-Cap Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse NASDAQ-100 ® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index ® . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000 ® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse S&P 500 Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy	Seeks investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ-100 ®	Seeks investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index ® .	Guggenheim Investments

65

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF NASDAQ-100 ® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance   of the NASDAQ-100 Index ® . The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Nova
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate	Seeks capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VIF Russell 2000 ® 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Russell 2000 ® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000 ® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

66

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF S&P 500 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P 500 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VIF Strengthening Dollar 2x Strategy
Seeks investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index ® . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications	Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation	Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market	Seeks security of principal, high current income, and liquidity.	Guggenheim Investments

67

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VIF Weakening Dollar 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index ® . The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
SEI VP Balanced Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Conservative Strategy	III	Seeks to manage risk of loss while providing the opportunity for modest capital appreciation.	SIMC
SEI VP Defensive Strategy	III	Seeks to manage risk of loss while providing current income and opportunity for limited capital appreciation.	SIMC
SEI VP Market Growth Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Market Plus Strategy	III	Seeks long-term capital appreciation.	SIMC
SEI VP Moderate Strategy	III	Seeks capital appreciation, while managing the risk of loss.	SIMC
T. Rowe Price Blue Chip Growth	II	Seeks long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth.	Templeton Inv. Counsel, LLC
Templeton Global Bond VIP Fund	2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth.	Templeton Global Advisors Ltd.
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
Transparent Value Directional Allocation VI	II	Seeks investment results that, before fees and expenses, correspond generally to the performance of the Transparent Value Directional Allocation Index SM (the "Directional Allocation Index").	Guggenheim Partners Inv. Mgmt., LLC	Transparent Value Advisors, LLC
Van Eck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Assocs. Corp.

68

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Van Eck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Assocs. Corp.
Virtus International Series	A	Seeks high total return consistent with reasonable risk.	Virtus Inv. Advisers, Inc.	Aberdeen
Virtus Multi-Sector Fixed Income Series	A	Seeks long-term total return.	Virtus Inv. Advisers, Inc.	Newfleet Asset Mgmt.
Virtus Premium AlphaSector™ Series	A	Seeks long-term capital appreciation.	Virtus Inv. Advisers, Inc.	F-Squared Investments
Virtus Real Estate Securities Series	A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Inv. Advisers, Inc.	Duff & Phelps
Virtus Small-Cap Growth Series	A	Seeks long-term capital growth.	Virtus Inv. Advisers, Inc.	Kanye Anderson Rudnick
Virtus Strategic Allocation Series	A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Inv. Advisers, Inc.	Euclid Advisors
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Inv., LLC	Voya Inv. Mgmt. Co. LLC
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Inv., LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and current income.	Directed Svcs. LLC	CBRE Clarion Securities LLC
Wells Fargo Advantage International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Intrinsic Value VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Metropolitan West Capital Mgmt., Inc.
Wells Fargo Advantage Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Opportunity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Small Cap Value VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co. and Western Asset Mgmt. Co. Ltd.

69

APPENDIX A
Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2014 .

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
7Twelve™ Balanced Portfolio	2014	10.19	9.81	18,629
	20135	10.00	10.19	0
AB VPS Dynamic Asset Allocation (formarly AllianceBernstein VPS Dynamic Asset Allocation)	2014 6	10.00	10.03	2,473
AB VPS Global Thematic Growth (formerly AllianceBernstein VPS Global Thematic Growth )	2014	12.13	12.29	0
	2013	10.22	12.13	0
	20124	10.00	10.22	0
AB VPS Growth and Income (formerly AllianceBernstein VPS Growth and Income)	2014	13.20	13.94	6,530
	2013	10.15	13.20	10,452
	20124	10.00	10.15	0
AB VPS Small/Mid Cap Value (formerly AllianceBernstein VPS Small/Mid Cap Value)	2014	13.57	14.28	2,972
	2013	10.20	13.57	5,379
	20124	10.00	10.20	0
Adaptive Allocation Portfolio	2014	10.24	9.76	0
	2013	10.04	10.24	0
	20124	10.00	10.04	0
Alger Capital Appreciation	2014	13.36	14.65	4,401
	2013	10.26	13.36	10,783
	2012	9.01	10.26	0
	20112	10.00	9.01	0
Alger Large Cap Growth	2014	12.57	13.43	1,892
	2013	9.67	12.57	0
	2012	9.15	9.67	0
	20112	10.00	9.15	0
ALPS/Alerian Energy Infrastructure	2014	10.64	11.50	6,569
	20135	10.00	10.64	5,764
American Century VP Income & Growth	2014	13.63	14.79	19,859
	2013	10.41	13.63	0
	2012	9.42	10.41	6,528
	20112	10.00	9.42	0
American Century VP Inflation Protection	2014	8.81	8.79	2,865
	2013	9.97	8.81	2,780
	20124	10.00	9.97	0
American Century VP International	2014	11.28	10.28	12,898
	2013	9.55	11.28	13,525
	2012	8.17	9.55	1,063
	20112	10.00	8.17	0
American Century VP Mid Cap Value	2014	12.92	14.51	14,478
	2013	10.30	12.92	12,292
	2012	9.17	10.30	4,563
	20112	10.00	9.17	0
American Century VP Value	2014	13.10	14.29	21,794
	2013	10.31	13.10	16,954
	2012	9.32	10.31	942
	20112	10.00	9.32	519

A-1

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
American Funds IS ® Asset Allocation	2014 6	10.00	10.18	0
American Funds IS ® Blue Chip Income and Growth	2014 6	10.00	10.84	3,516
American Funds IS ® Global Bond	2014 6	10.00	9.49	1,678
American Funds IS ® Global Growth	2014 6	10.00	10.16	0
American Funds IS ® Global Growth and Income	2014 6	10.00	10.04	0
American Funds IS ® Global Small Capitalization	2014 6	10.00	9.91	0
American Funds IS ® Growth	2014 6	10.00	10.62	22
American Funds IS ® Growth-Income	2014 6	10.00	10.61	0
American Funds IS ® International	2014 6	10.00	9.42	0
American Funds IS ® International Growth and Income	2014 6	10.00	9.15	0
American Funds IS ® Mortgage	2014 6	10.00	9.98	0
American Funds IS ® New World	2014 6	10.00	9.04	5,434
American Funds IS ® U.S. Government/AAA-Rated Securities	2014 6	10.00	9.96	2,038
BlackRock Basic Value V.I.	2014	12.92	13.68	12,138
	2013	9.71	12.92	15,349
	2012	8.84	9.71	0
	20112	10.00	8.84	0
BlackRock Capital Appreciation V.I.	2014	11.97	12.56	6,978
	2013	9.29	11.97	0
	2012	8.47	9.29	0
	20112	10.00	8.47	0
BlackRock Equity Dividend V.I.	2014	12.38	13.04	21,943
	2013	10.32	12.38	28,026
	2012	9.55	10.32	20,662
	20112	10.00	9.55	5,810
BlackRock Global Allocation V.I.	2014	10.61	10.45	20,101
	2013	9.60	10.61	22,404
	2012	9.04	9.60	7,906
	20112	10.00	9.04	0
BlackRock Global Opportunities V.I.	2014	11.41	10.54	1,123
	2013	9.12	11.41	2,908
	2012	8.26	9.12	1,800
	20112	10.00	8.26	0
BlackRock High Yield V.I.	2014	10.55	10.45	12,947
	2013	10.02	10.55	90,486
	20124	10.00	10.02	0
BlackRock Large Cap Core V.I.	2014	12.67	13.72	0
	2013	9.85	12.67	0
	2012	9.07	9.85	0
	20112	10.00	9.07	0
BlackRock Large Cap Growth V.I.	2014	12.93	14.24	1,961
	2013	10.02	12.93	1,903
	2012	9.04	10.02	0
	20112	10.00	9.04	0
Deutsche Capital Growth VIP (formerly DWS Capital Growth VIP)	2014	12.81	13.95	6,583
	2013	9.88	12.81	0
	2012	8.85	9.88	0
	20112	10.00	8.85	0

A-2

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Deutsche Core Equity VIP ( formerly DWS Core Equity VIP)3	2014	13.18	14.20	1,462
	2013	9.95	13.18	0
	2012	8.93	9.95	0
	20112	10.00	8.93	0
Deutsche Global Growth VIP ( formerly DWS Global Growth VIP )	2014	10.55	10.17	0
	2013	8.98	10.55	0
	2012	7.87	8.98	0
	20112	10.00	7.87	0
Deutsche Global Small Cap VIP ( formerly DWS Global Small Cap VIP)	2014	12.31	11.38	1,555
	2013	9.39	12.31	461
	2012	8.46	9.39	200
	20112	10.00	8.46	0
Deutsche Government & Agency Securities VIP ( formerly DWS Government & Agency Securities VIP)	2014	9.56	9.69	7,489
	2013	10.23	9.56	4,314
	2012	10.33	10.23	10,878
	20112	10.00	10.33	2,500
Deutsche High Income VIP ( formerly DWS High Income VIP)	2014	10.39	10.16	0
	2013	10.01	10.39	2,942
	20124	10.00	10.01	0
Deutsche Large Cap Value VIP ( formerly DWS Large Cap Value VIP)	2014	12.24	13.05	0
	2013	9.71	12.24	3,760
	2012	9.18	9.71	0
	20112	10.00	9.18	0
Deutsche Small Mid Cap Value VIP ( formerly DWS Small Mid Cap Value VIP)	2014	11.95	12.14	0
	2013	9.19	11.95	7,018
	2012	8.39	9.19	0
	20112	10.00	8.39	0
Dimensional VA Global Bond Portfolio	2014	9.59	9.49	30,880
	2013	10.00	9.59	6,080
	20124	10.00	10.00	0
Dimensional VA International Small Portfolio	2014	12.36	11.21	22,534
	2013	10.11	12.36	2,116
	20124	10.00	10.11	0
Dimensional VA International Value Portfolio	2014	11.88	10.61	39,428
	2013	10.15	11.88	13,705
	20124	10.00	10.15	0
Dimensional VA Short-Term Fixed Portfolio	2014	9.65	9.29	29,271
	2013	10.00	9.65	53,813
	20124	10.00	10.00	0
Dimensional VA U.S. Large Value Portfolio	2014	13.81	14.50	42,755
	2013	10.20	13.81	6,744
	20124	10.00	10.20	0
Dimensional VA U.S. Targeted Value Portfolio	2014	14.21	14.18	29,333
	2013	10.21	14.21	3,346
	20124	10.00	10.21	0

A-3

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Direxion Dynamic VP HY Bond	2014	9.35	9.02	29,159
	2013	9.31	9.35	0
	2012	8.83	9.31	0
	2011	8.71	8.83	0
	2010	8.67	8.71	5,940
	2009	8.17	8.67	54,880
	2008	9.40	8.17	136,826
	20078	10.00	9.40	97
Direxion VP Indexed Commodity Strategy	2014 6	10.00	9.04	0
Direxion VP Indexed Managed Futures Strategy	2014 6	10.00	11.19	0
Dreyfus IP Small Cap Stock Index	2014	13.86	14.08	4,893
	2013	10.20	13.86	3,062
	20124	10.00	10.20	0
Dreyfus IP Technology Growth	2014	13.02	13.41	328
	2013	10.17	13.02	282
	20124	10.00	10.17	0
Dreyfus Stock Index	2014	12.94	14.14	7,230
	2013	10.17	12.94	0
	20124	10.00	10.17	0
Dreyfus VIF Appreciation	2014	11.85	12.35	0
	2013	10.16	11.85	0
	20124	10.00	10.16	0
Dreyfus VIF International Value	2014	7.80	6.81	3,369
	2013	6.58	7.80	1,832
	2012	6.06	6.58	420
	2011	7.72	6.06	426
	2010	7.66	7.72	399
	2009	6.07	7.66	2,060
	2008	10.05	6.07	1,500
	20078	10.00	10.05	2,220
Eaton Vance VT Floating-Rate Income	2014 6	10.00	9.77	1,935
Eaton Vance VT Large-Cap Value	2014 6	10.00	10.46	0
Federated Fund for U.S. Government Securities II	2014	10.27	10.38	3,354
	2013	10.85	10.27	0
	2012	10.91	10.85	0
	2011	10.67	10.91	0
	2010	10.51	10.67	4,525
	2009	10.34	10.51	21,199
	2008	10.26	10.34	16,426
	20078	10.00	10.26	351
Federated High Income Bond II	2014	13.30	13.16	2,896
	2013	12.90	13.30	23,986
	2012	11.68	12.90	3,337
	2011	11.53	11.68	3,996
	2010	10.43	11.53	6,200
	2009	7.08	10.43	7,918
	2008	9.92	7.08	6,540
	20078	10.00	9.92	3,878

A-4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Balanced	2014	11.38	12.10	98,936
	2013	9.88	11.38	45,680
	2012	8.90	9.88	29,255
	20112	10.00	8.90	0
Fidelity® VIP Contrafund®	2014	12.17	13.13	59,878
	2013	9.62	12.17	71,479
	2012	8.58	9.62	17,793
	2011	9.13	8.58	15,916
	2010	8.08	9.13	6,527
	2009	6.18	8.08	9,482
	2008	11.15	6.18	17,755
	20078	10.00	11.15	9,440
Fidelity® VIP Disciplined Small Cap	2014	13.49	13.68	1,839
	2013	10.12	13.49	482
	2012	8.84	10.12	0
	20112	10.00	8.84	510
Fidelity® VIP Emerging Markets	2014	10.11	9.88	5,001
	2013	10.09	10.11	26,868
	20124	10.00	10.09	0
Fidelity® VIP Growth & Income	2014	13.79	14.69	15,115
	2013	10.71	13.79	4,760
	2012	9.38	10.71	6,121
	20112	10.00	9.38	0
Fidelity® VIP Growth Opportunities	2014	12.61	13.64	21,749
	2013	9.49	12.61	23,561
	2012	8.24	9.49	6,665
	2011	8.36	8.24	0
	2010	7.01	8.36	0
	2009	4.99	7.01	965
	2008	11.50	4.99	0
	20078	10.00	11.50	1,010
Fidelity® VIP High Income	2014	10.21	9.95	4,925
	2013	10.00	10.21	70,199
	20124	10.00	10.00	0
Fidelity® VIP Index 500	2014	11.57	12.67	100,999
	2013	9.08	11.57	289,639
	2012	8.13	9.08	19,092
	2011	8.27	8.13	7,037
	2010	7.46	8.27	5,441
	2009	6.11	7.46	6,163
	2008	10.07	6.11	3,159
	20078	10.00	10.07	1,123
Fidelity® VIP Investment-Grade Bond	2014	10.85	11.07	50,550
	2013	11.47	10.85	27,900
	2012	11.24	11.47	22,498
	2011	10.87	11.24	15,062
	2010	10.46	10.87	16,532
	2009	9.38	10.46	24,316
	2008	10.06	9.38	7,921
	20078	10.00	10.06	2,872

A-5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Mid Cap	2014	12.02	12.31	43,460
	2013	9.16	12.02	49,071
	2012	8.27	9.16	3,201
	20112	10.00	8.27	115
Fidelity® VIP Overseas	2014	11.34	10.04	5,379
	2013	9.02	11.34	1,074
	2012	7.75	9.02	0
	20112	10.00	7.75	0
Fidelity® VIP Real Estate	2014	10.91	13.68	41,484
	2013	11.11	10.91	16,418
	2012	9.72	11.11	12,194
	20112	10.00	9.72	517
Fidelity® VIP Strategic Income	2014	10.21	10.20	7,978
	2013	10.57	10.21	6,488
	2012	9.92	10.57	25,009
	20112	10.00	9.92	0
Franklin Flex Cap Growth VIP Fund	2014	12.25	12.56	4,978
	2013	9.23	12.25	0
	2012	8.74	9.23	0
	20112	10.00	8.74	0
Franklin Growth and Income VIP Fund	2014	12.93	13.64	1,854
	2013	10.33	12.93	1,799
	2012	9.53	10.33	8,119
	20112	10.00	9.53	0
Franklin High Income VIP Fund	2014	11.37	10.98	31,663
	2013	10.92	11.37	741,988
	2012	9.78	10.92	20,900
	20112	10.00	9.78	1,209
Franklin Income VIP Fund	2014	11.32	11.44	209,620
	2013	10.28	11.32	57,983
	2012	9.45	10.28	8,582
	20112	10.00	9.45	0
Franklin Large Cap Growth VIP Fund	2014	12.41	13.48	2,102
	2013	9.98	12.41	0
	2012	9.20	9.98	0
	20112	10.00	9.20	0
Franklin Mutual Global Discovery VIP Fund	2014	12.24	12.50	28,245
	2013	9.93	12.24	14,468
	2012	9.06	9.93	0
	20112	10.00	9.06	0
Franklin Mutual Shares VIP Fund	2014	12.47	12.90	3,092
	2013	10.06	12.47	2,441
	2012	9.12	10.06	0
	20112	10.00	9.12	0
Franklin Rising Dividends VIP Fund	2014	13.37	14.05	28,673
	2013	10.67	13.37	68,266
	2012	9.87	10.67	10,985
	20112	10.00	9.87	0

A-6

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Franklin Small Cap Value VIP Fund	2014	13.16	12.78	8,007
	2013	10.00	13.16	3,883
	2012	8.74	10.00	13,972
	20112	10.00	8.74	0
Franklin Small-Mid Cap Growth VIP Fund	2014	23.33	24.23	3,708
	2013	17.48	23.33	5,065
	2012	16.32	17.48	434
	2011	17.75	16.32	2,332
	2010	14.40	17.75	737
	2009	10.38	14.40	600
	20081	10.00	10.38	0
Franklin Strategic Income VIP Fund	2014	10.58	10.41	16,865
	2013	10.60	10.58	13,357
	2012	9.73	10.60	39,622
	20112	10.00	9.73	0
Franklin U.S. Government Securities VIP Fund	2014	9.54	9.53	14,258
	2013	10.11	9.54	8,441
	2012	10.27	10.11	554
	20112	10.00	10.27	6,095
Goldman Sachs VIT Growth Opportunities	2014	12.92	13.87	5,417
	2013	10.12	12.92	3,579
	2012	8.77	10.12	3,381
	20112	10.00	8.77	0
Goldman Sachs VIT High Quality Floating Rate	2014	9.99	9.64	33,203
	2013	10.30	9.99	28,993
	2012	10.37	10.30	11,400
	20112	10.00	10.37	0
Goldman Sachs VIT Large Cap Value	2014	12.64	13.75	7,606
	2013	9.84	12.64	1,527
	2012	8.58	9.84	0
	20112	10.00	8.58	1,047
Goldman Sachs VIT Mid Cap Value	2014	12.51	13.69	43,021
	2013	9.77	12.51	7,841
	2012	8.56	9.77	1,084
	20112	10.00	8.56	0
Goldman Sachs VIT Small Cap Equity Insights	2014	12.78	13.17	0
	2013	9.77	12.78	0
	2012	8.99	9.77	0
	20112	10.00	8.99	0
Goldman Sachs VIT Strategic Growth	2014	13.63	14.93	10,608
	2013	10.69	13.63	7,231
	2012	9.25	10.69	0
	20112	10.00	9.25	0
Goldman Sachs VIT Strategic International Equity	2014	11.14	9.93	11,753
	2013	9.32	11.14	17,559
	2012	7.98	9.32	1,993
	20112	10.00	7.98	0

A-7

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF All Cap Value	2014	20.20	21.00	8
	2013	15.70	20.20	0
	2012	14.07	15.70	0
	2011	15.22	14.07	0
	2010	13.51	15.22	0
	2009	10.52	13.51	0
	20081	10.00	10.52	0
Guggenheim VIF CLS AdvisorOne Global Diversified Equity (formerly Guggenheim VIF CLS AdvisorOne Amerigo )	2014	10.48	10.48	55,622
	2013	8.79	10.48	58,695
	2012	8.00	8.79	50,385
	2011	8.93	8.00	51,385
	2010	8.03	8.93	55,668
	2009	5.96	8.03	54,683
	2008	10.84	5.96	74,534
	20078	10.00	10.84	38,105
Guggenheim VIF CLS AdvisorOne Global Growth (formerly Guggenheim VIF CLS AdvisorOne Select Allocation )	2014	10.29	10.22	15,118
	2013	8.97	10.29	15,055
	2012	8.26	8.97	19,666
	2011	8.93	8.26	20,889
	2010	8.12	8.93	20,005
	2009	6.90	8.12	17,783
	2008	11.08	6.90	15,433
	20078	10.00	11.08	6,953
Guggenheim VIF CLS AdvisorOne Growth and Income (formerly Guggenheim VIF CLS AdvisorOne Clermont )	2014	9.61	9.45	68,331
	2013	9.03	9.61	25,449
	2012	8.44	9.03	25,525
	2011	8.76	8.44	31,471
	2010	8.17	8.76	32,578
	2009	6.19	8.17	25,696
	2008	10.21	6.19	21,771
	20078	10.00	10.21	10,262
Guggenheim VIF Floating Rate Strategies	2014	10.02	9.91	51,639
	20135	10.00	10.02	61,886
Guggenheim VIF Global Managed Futures Strategy	2014	6.21	6.72	7,684
	2013	6.26	6.21	4,132
	2012	7.30	6.26	5,047
	2011	8.27	7.30	735
	2010	8.88	8.27	813
	2009	9.57	8.88	1,360
	20081	10.00	9.57	1,723
Guggenheim VIF High Yield	2014	10.80	10.70	26,007
	2013	10.41	10.80	66,380
	2012	9.38	10.41	42,378
	20112	10.00	9.38	46,022
Guggenheim VIF Large Cap Value	2014	18.64	19.72	32
	2013	14.62	18.64	0
	2012	13.09	14.62	0
	2011	14.10	13.09	0
	2010	12.56	14.10	1,375
	2009	10.28	12.56	0
	20081	10.00	10.28	0

A-8

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF Long Short Equity	2014	9.20	9.13	33,959
	2013	8.10	9.20	16,992
	2012	8.03	8.10	744
	2011	8.90	8.03	622
	2010	8.28	8.90	272
	2009	6.74	8.28	110
	2008	11.76	6.74	489
	20078	10.00	11.76	165
Guggenheim VIF Macro Opportunities	2014	9.87	10.04	31,105
	20135	10.00	9.87	4,514
Guggenheim VIF Managed Asset Allocation	2014	11.42	11.77	0
	2013	10.34	11.42	0
	2012	9.45	10.34	0
	20112	10.00	9.45	0
Guggenheim VIF Mid Cap Value	2014	22.86	22.29	2,164
	2013	17.75	22.86	992
	2012	15.69	17.75	462
	2011	17.55	15.69	212
	2010	15.42	17.55	64
	2009	11.09	15.42	0
	20081	10.00	11.09	0
Guggenheim VIF Multi-Hedge Strategies	2014	7.32	7.40	8,815
	2013	7.45	7.32	7,067
	2012	7.55	7.45	11,432
	2011	7.56	7.55	1,171
	2010	7.37	7.56	2,444
	2009	7.88	7.37	4,160
	2008	10.04	7.88	1,910
	20078	10.00	10.04	0
Guggenheim VIF Small Cap Value	2014	15.94	15.19	4,435
	2013	12.07	15.94	4,853
	2012	10.45	12.07	2,501
	2011	11.34	10.45	3,997
	2010	9.63	11.34	905
	2009	6.39	9.63	1,206
	2008	10.77	6.39	1,312
	20078	10.00	10.77	835
Guggenheim VIF StylePlus Large Core	2014	12.65	14.12	1,013
	2013	10.16	12.65	0
	20124	10.00	10.16	0
Guggenheim VIF StylePlus Large Growth	2014	11.53	12.84	1,749
	2013	9.31	11.53	0
	2012	8.70	9.31	0
	20112	10.00	8.70	0
Guggenheim VIF StylePlus Mid Growth	2014	22.82	24.92	2,648
	2013	18.09	22.82	2,473
	2012	16.18	18.09	0
	2011	17.50	16.18	0
	2010	14.59	17.50	0
	2009	10.49	14.59	454
	20081	10.00	10.49	0

A-9

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF StylePlus Small Growth	2014	13.91	14.62	584
	2013	10.19	13.91	0
	20124	10.00	10.19	0
Guggenheim VIF Total Return Bond	2014	9.82	10.26	111,501
	2013	9.99	9.82	0
	20124	10.00	9.99	0
Guggenheim VIF World Equity Income	2014	8.52	8.65	8,613
	2013	7.40	8.52	266,478
	2012	6.57	7.40	149,397
	2011	8.07	6.57	115
	2010	7.22	8.07	2,899
	2009	6.25	7.22	1,784
	2008	10.49	6.25	3,650
	20078	10.00	10.49	3,419
Ibbotson Aggressive Growth ETF Asset Allocation	2014	11.55	11.66	0
	2013	10.12	11.55	0
	20124	10.00	10.12	0
Ibbotson Balanced ETF Asset Allocation	2014	10.89	11.00	5,428
	2013	10.08	10.89	1,189
	20124	10.00	10.08	0
Ibbotson Conservative ETF Asset Allocation	2014	9.93	9.85	11,880
	2013	10.02	9.93	0
	20124	10.00	10.02	0
Ibbotson Growth ETF Asset Allocation	2014	11.38	11.50	7,391
	2013	10.11	11.38	1,386
	20124	10.00	10.11	0
Ibbotson Income and Growth ETF Asset Allocation	2014	10.42	10.40	3,501
	2013	10.05	10.42	24,906
	20124	10.00	10.05	0
Invesco V.I. American Franchise	2014	12.63	13.20	0
	2013	9.35	12.63	0
	2012	8.54	9.35	0
	20112	10.00	8.54	0
Invesco V.I. American Value	2014	13.19	13.95	35,639
	2013	10.19	13.19	3,313
	2012	9.01	10.19	8,388
	20112	10.00	9.01	0
Invesco V.I. Balanced-Risk Allocation	2014 6	10.00	10.07	0
Invesco V.I. Comstock	2014	13.47	14.20	1,497
	2013	10.28	13.47	3,648
	2012	8.95	10.28	1,190
	20112	10.00	8.95	781
Invesco V.I. Core Equity	2014	12.43	12.95	0
	2013	9.98	12.43	0
	2012	9.09	9.98	0
	20112	10.00	9.09	0
Invesco V.I. Equity and Income	2014	11.98	12.59	4,488
	2013	9.93	11.98	4,896
	2012	9.15	9.93	3,353
	20112	10.00	9.15	0

A-10

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Global Core Equity	2014	10.65	10.34	0
	2013	9.02	10.65	0
	2012	8.23	9.02	0
	20112	10.00	8.23	0
Invesco V.I. Global Health Care	2014	14.62	16.86	22,797
	2013	10.79	14.62	21,243
	2012	9.27	10.79	2,571
	20112	10.00	9.27	488
Invesco V.I. Global Real Estate	2014	10.81	11.94	29,450
	2013	10.92	10.81	7,341
	2012	8.84	10.92	5,187
	20112	10.00	8.84	0
Invesco V.I. Government Securities	2014	9.71	9.75	32,328
	2013	10.35	9.71	398
	2012	10.48	10.35	28,981
	20112	10.00	10.48	0
Invesco V.I. Growth and Income	2014	12.82	13.62	1,433
	2013	9.92	12.82	1,172
	2012	8.98	9.92	0
	20112	10.00	8.98	0
Invesco V.I. High Yield	2014	11.05	10.85	10,309
	2013	10.72	11.05	7,131
	2012	9.48	10.72	27,406
	20112	10.00	9.48	8,504
Invesco V.I. International Growth	2014	10.40	10.06	13,972
	2013	9.07	10.40	5,509
	2012	8.15	9.07	9,829
	2011	9.07	8.15	9,355
	2010	8.33	9.07	6,011
	2009	6.39	8.33	7,001
	2008	11.13	6.39	12,582
	20078	10.00	11.13	7,753
Invesco V.I. Managed Volatility	2014	11.48	13.34	9,529
	2013	10.75	11.48	2,048
	2012	10.77	10.75	379
	20112	10.00	10.77	368
Invesco V.I. Mid Cap Core Equity	2014	11.89	11.96	3,052
	2013	9.58	11.89	5,186
	2012	8.96	9.58	3,331
	2011	9.92	8.96	2,218
	2010	9.03	9.92	3,185
	2009	7.20	9.03	4,842
	2008	10.44	7.20	4,714
	20078	10.00	10.44	3,187
Invesco V.I. Mid Cap Growth	2014	11.71	12.18	4,728
	2013	8.87	11.71	554
	2012	8.23	8.87	0
	20112	10.00	8.23	0
Invesco V.I. S&P 500 Index	2014	12.93	14.11	155,530
	2013	10.17	12.93	5,253
	20124	10.00	10.17	0

A-11

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Small Cap Equity	2014	12.54	12.37	1,817
	2013	9.47	12.54	1,214
	2012	8.63	9.47	1,199
	20112	10.00	8.63	0
Ivy Funds VIP Asset Strategy	2014	11.98	10.97	3,127
	2013	9.91	11.98	6,632
	2012	8.61	9.91	0
	20112	10.00	8.61	0
Ivy Funds VIP Balanced	2014	12.26	12.74	8,826
	2013	10.26	12.26	6,334
	2012	9.50	10.26	2,511
	20112	10.00	9.50	0
Ivy Funds VIP Core Equity	2014	13.43	14.24	360
	2013	10.42	13.43	0
	2012	9.09	10.42	0
	20112	10.00	9.09	0
Ivy Funds VIP Dividend Opportunities	2014	11.84	12.56	7,708
	2013	9.45	11.84	5,466
	2012	8.65	9.45	0
	20112	10.00	8.65	0
Ivy Funds VIP Energy	2014	9.45	8.17	8,370
	2013	7.66	9.45	14,866
	2012	7.82	7.66	1,288
	20112	10.00	7.82	518
Ivy Funds VIP Global Bond	2014	9.83	9.52	11,460
	2013	10.00	9.83	0
	2012	9.73	10.00	0
	20112	10.00	9.73	0
Ivy Funds VIP Global Growth (formerly Ivy Funds VIP International Growth )	2014	11.39	11.11	0
	2013	9.89	11.39	0
	2012	8.67	9.89	0
	20112	10.00	8.67	0
Ivy Funds VIP Global Natural Resources	2014 6	10.00	7.89	0
Ivy Funds VIP Growth	2014	13.50	14.58	14,455
	2013	10.24	13.50	2,050
	2012	9.40	10.24	844
	20112	10.00	9.40	0
Ivy Funds VIP High Income	2014	12.00	11.81	41,875
	2013	11.24	12.00	158,359
	2012	9.81	11.24	91,400
	20112	10.00	9.81	9,460
Ivy Funds VIP International Core Equity	2014	10.60	10.39	48,214
	2013	8.78	10.60	18,110
	2012	8.02	8.78	38,007
	20112	10.00	8.02	0
Ivy Funds VIP Limited-Term Bond	2014	9.64	9.40	7,376
	2013	10.03	9.64	8,531
	2012	10.05	10.03	16,544
	20112	10.00	10.05	0

A-12

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy Funds VIP Mid Cap Growth	2014	12.22	12.73	4,913
	2013	9.73	12.22	8,992
	2012	8.87	9.73	4,648
	20112	10.00	8.87	0
Ivy Funds VIP Real Estate Securities	2014	10.71	13.47	1,685
	2013	10.97	10.71	1,780
	2012	9.64	10.97	0
	20112	10.00	9.64	0
Ivy Funds VIP Science and Technology	2014	15.41	15.33	4,210
	2013	10.20	15.41	11,034
	2012	8.26	10.20	319
	20112	10.00	8.26	0
Ivy Funds VIP Small Cap Growth	2014	11.12	10.92	3,769
	2013	8.03	11.12	0
	2012	7.91	8.03	591
	20112	10.00	7.91	0
Ivy Funds VIP Small Cap Value	2014	11.84	12.25	8,965
	2013	9.18	11.84	309
	2012	8.01	9.18	315
	20112	10.00	8.01	0
Ivy Funds VIP Value	2014	12.73	13.64	18,482
	2013	9.73	12.73	0
	2012	8.47	9.73	1,073
	20112	10.00	8.47	0
Janus Aspen Enterprise	2014	12.91	14.00	6,058
	2013	10.12	12.91	2,531
	2012	8.95	10.12	2,000
	20112	10.00	8.95	0
Janus Aspen Forty	2014	13.43	14.08	10,535
	2013	10.62	13.43	507
	2012	8.88	10.62	496
	20112	10.00	8.88	0
Janus Aspen Janus Portfolio	2014	12.75	13.89	1,048
	2013	10.16	12.75	1,017
	2012	8.89	10.16	60,472
	20112	10.00	8.89	0
Janus Aspen Overseas	2014	7.93	6.74	1,577
	2013	7.19	7.93	739
	2012	6.57	7.19	14,480
	20112	10.00	6.57	0
Janus Aspen Perkins Mid Cap Value	2014	11.51	12.06	23,849
	2013	9.47	11.51	23,145
	2012	8.85	9.47	462
	20112	10.00	8.85	0
JPMorgan Insurance Trust Core Bond Portfolio	2014	9.48	9.59	0
	2013	9.99	9.48	0
	20124	10.00	9.99	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2014	13.79	15.40	497
	2013	10.18	13.79	0
	20124	10.00	10.18	0

A-13

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
JPMorgan Insurance Trust Small Cap Core Portfolio	2014	13.99	14.78	3,160
	2013	10.20	13.99	1,152
	20124	10.00	10.20	0
JPMorgan Insurance Trust US Equity Portfolio	2014	13.36	14.66	6,998
	2013	10.17	13.36	0
	20124	10.00	10.17	0
Lord Abbett Series Bond-Debenture VC	2014	11.12	11.21	11,342
	2013	10.64	11.12	5,460
	2012	9.79	10.64	3,818
	20112	10.00	9.79	995
Lord Abbett Series Calibrated Dividend Growth VC	2014	12.34	13.30	0
	2013	9.99	12.34	0
	2012	9.19	9.99	0
	20112	10.00	9.19	0
Lord Abbett Series Classic Stock VC	2014	12.11	12.77	0
	2013	9.65	12.11	0
	2012	8.68	9.65	0
	20112	10.00	8.68	0
Lord Abbett Series Developing Growth VC	2014	14.03	14.06	4,898
	2013	9.27	14.03	16,386
	2012	8.56	9.27	2,255
	20112	10.00	8.56	0
Lord Abbett Series Fundamental Equity VC	2014	12.15	12.58	11,645
	2013	9.27	12.15	0
	2012	8.67	9.27	0
	20112	10.00	8.67	0
Lord Abbett Series Growth and Income VC	2014	12.29	12.79	607
	2013	9.36	12.29	590
	2012	8.65	9.36	577
	20112	10.00	8.65	0
Lord Abbett Series Growth Opportunities VC	2014	11.79	12.08	616
	2013	8.90	11.79	0
	2012	8.08	8.90	0
	20112	10.00	8.08	0
Lord Abbett Series Mid Cap Stock VC	2014	11.97	12.90	1,575
	2013	9.51	11.97	0
	2012	8.59	9.51	12,660
	20112	10.00	8.59	0
Lord Abbett Series Total Return VC	2014	10.34	10.60	23,205
	2013	10.82	10.34	9,278
	2012	10.49	10.82	16,462
	20112	10.00	10.49	0
Lord Abbett Series Value Opportunities VC	2014	12.41	13.06	2,544
	2013	9.25	12.41	0
	2012	8.63	9.25	0
	20112	10.00	8.63	0
MFS® VIT Emerging Markets Equity	2014	9.24	8.30	11,826
	2013	10.11	9.24	6,510
	20124	10.00	10.11	0
MFS ® VIT Global Tactical Allocation	2014 6	10.00	9.94	0

A-14

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
MFS® VIT High Yield	2014	10.25	10.15	850
	2013	10.00	10.25	0
	20124	10.00	10.00	0
MFS ® VIT II MA Investors Growth Stock (formerly MFS® VIT Investors Growth Stock )	2014	13.27	14.25	1,605
	2013	10.56	13.27	736
	2012	9.37	10.56	0
	20112	10.00	9.37	0
MFS ® VIT II Research International (formerly MFS® VIT Research International )	2014	10.68	9.59	5,391
	2013	9.32	10.68	3,333
	2012	8.29	9.32	721
	20112	10.00	8.29	442
MFS ® VIT International Value	2014 6	10.00	9.65	3,298
MFS® VIT Investors Trust	2014	13.14	14.05	0
	2013	10.32	13.14	0
	2012	8.99	10.32	1,573
	20112	10.00	8.99	0
MFS® VIT New Discovery	2014	12.50	11.18	11,868
	2013	9.17	12.50	8,569
	2012	7.85	9.17	0
	20112	10.00	7.85	0
MFS® VIT Research	2014	13.26	14.08	3,528
	2013	10.40	13.26	3,424
	2012	9.21	10.40	3,323
	20112	10.00	9.21	0
MFS® VIT Total Return	2014	11.70	12.24	2,825
	2013	10.20	11.70	22,434
	2012	9.52	10.20	0
	20112	10.00	9.52	0
MFS ® VIT Total Return Bond (formerly MFS® VIT Research Bond )	2014	10.11	10.32	24,849
	2013	10.60	10.11	15,379
	2012	10.25	10.60	33,857
	20112	10.00	10.25	0
MFS® VIT Utilities	2014	12.23	13.29	24,746
	2013	10.53	12.23	13,145
	2012	9.63	10.53	7,338
	20112	10.00	9.63	6,796
Morgan Stanley UIF Emerging Markets Debt	2014	8.82	8.77	2,639
	2013	10.01	8.82	526
	20124	10.00	10.01	0
Morgan Stanley UIF Emerging Markets Equity	2014	9.64	8.89	141
	2013	10.09	9.64	0
	20124	10.00	10.09	0
Neuberger Berman AMT Guardian	2014	12.20	12.85	1,091
	2013	9.10	12.20	1,074
	2012	8.35	9.10	1,063
	2011	8.91	8.35	1,053
	2010	7.75	8.91	101
	2009	6.18	7.75	109
	2008	10.20	6.18	2,321
	20078	10.00	10.20	178

A-15

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Neuberger Berman AMT Socially Responsive	2014	12.45	13.25	331
	2013	9.38	12.45	346
	2012	8.77	9.38	336
	20112	10.00	8.77	0
Oppenheimer Global Fund/VA	2014	11.99	11.82	6,250
	2013	9.77	11.99	4,198
	2012	8.36	9.77	9,972
	20112	10.00	8.36	0
Oppenheimer Global Strategic Income Fund/VA	2014	10.03	9.93	4,556
	2013	10.42	10.03	320,769
	2012	9.54	10.42	0
	20112	10.00	9.54	0
Oppenheimer International Growth Fund/VA	2014	12.26	11.00	49,166
	2013	10.09	12.26	10,618
	2012	8.59	10.09	0
	20112	10.00	8.59	0
Oppenheimer Main Street Small Cap Fund®/VA	2014	12.80	13.81	14,628
	2013	9.43	12.80	14,822
	2012	8.29	9.43	276
	2011	8.79	8.29	277
	2010	7.39	8.79	834
	2009	5.59	7.39	903
	2008	9.33	5.59	3,205
	20078	10.00	9.33	2,593
PIMCO VIT All Asset	2014	10.28	9.98	18,361
	2013	10.63	10.28	23,315
	2012	9.59	10.63	16,990
	20112	10.00	9.59	0
PIMCO VIT CommodityRealReturn Strategy	2014	7.01	5.51	5,353
	2013	8.51	7.01	4,331
	2012	8.38	8.51	15,743
	20112	10.00	8.38	514
PIMCO VIT Emerging Markets Bond	2014	10.43	10.22	30,404
	2013	11.61	10.43	28,491
	2012	10.21	11.61	60,458
	20112	10.00	10.21	8,482
PIMCO VIT Foreign Bond (Unhedged)	2014	9.58	9.28	2,096
	2013	10.61	9.58	3,172
	2012	10.44	10.61	0
	20112	10.00	10.44	0
PIMCO VIT Global Bond (Unhedged)	2014	12.17	12.01	951
	2013	13.78	12.17	3,587
	2012	13.35	13.78	607
	2011	12.86	13.35	560
	2010	11.93	12.86	0
	2009	10.58	11.93	0
	20081	10.00	10.58	0
PIMCO VIT Global Multi-Asset Managed Allocation	2014 6	10.00	10.02	0

A-16

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
PIMCO VIT High Yield	2014	16.61	16.57	6,438
	2013	16.28	16.61	32,903
	2012	14.76	16.28	207,642
	2011	14.80	14.76	7,504
	2010	13.40	14.80	3,148
	2009	9.90	13.40	506
	20081	10.00	9.90	0
PIMCO VIT Low Duration	2014	9.59	9.34	66,529
	2013	9.95	9.59	36,587
	2012	9.74	9.95	36,398
	2011	10.00	9.74	2,419
PIMCO VIT Real Return	2014	9.78	9.73	53,600
	2013	11.16	9.78	45,431
	2012	10.64	11.16	47,054
	2011	10.00	10.64	3,961
PIMCO VIT Short-Term	2014	9.71	9.43	69,696
	2013	10.00	9.71	28,252
	20124	10.00	10.00	0
PIMCO VIT Total Return	2014	9.99	10.06	97,249
	2013	10.56	9.99	55,023
	2012	9.99	10.56	78,428
	2011	10.00	9.99	20,812
Pioneer Bond VCT	2014	9.73	9.95	11,563
	2013	9.99	9.73	658
	20124	10.00	9.99	0
Pioneer Emerging Markets VCT	2014	9.57	8.06	13,545
	2013	10.13	9.57	0
	20124	10.00	10.13	0
Pioneer Equity Income VCT	2014	12.61	13.74	3,604
	2013	10.13	12.61	3,501
	20124	10.00	10.13	0
Pioneer High Yield VCT	2014	10.86	10.46	3,591
	2013	10.05	10.86	15,085
	20124	10.00	10.05	0
Pioneer Real Estate Shares VCT	2014	9.92	12.51	0
	2013	10.11	9.92	0
	20124	10.00	10.11	0
Pioneer Strategic Income VCT	2014	9.75	9.77	3,428
	2013	10.00	9.75	3,312
	20124	10.00	10.00	0
Power Income VIT	2014	10.10	9.66	40,729
	2013	10.00	10.10	178,976
	20124	10.00	10.00	0
Probabilities Fund	2014	10.19	10.32	392,166
	20135	10.00	10.19	738,077
Putnam VT Absolute Return 500	2014	10.09	10.13	0
	2013	10.04	10.09	25,556
	20124	10.00	10.04	0
Putnam VT Capital Opportunities	2014	13.17	13.62	0
	2013	10.17	13.17	0
	20124	10.00	10.17	0

A-17

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Putnam VT Diversified Income	2014	10.41	10.10	10,380
	2013	10.00	10.41	4,976
	20124	10.00	10.00	0
Putnam VT Equity Income	2014	13.02	14.17	27,663
	2013	10.17	13.02	695
	20124	10.00	10.17	0
Putnam VT Global Asset Allocation	2014	11.69	12.36	0
	2013	10.13	11.69	0
	20124	10.00	10.13	0
Putnam VT Growth Opportunities	2014	13.43	14.78	11,222
	2013	10.21	13.43	0
	20124	10.00	10.21	0
Putnam VT High Yield	2014	10.42	10.22	12,057
	2013	10.00	10.42	828,702
	20124	10.00	10.00	0
Putnam VT Income	2014	9.83	10.11	122,613
	2013	9.99	9.83	11,538
	20124	10.00	9.99	0
Putnam VT Investors	2014	13.28	14.62	7,935
	2013	10.18	13.28	0
	20124	10.00	10.18	0
Putnam VT Voyager	2014	14.18	15.03	0
	2013	10.21	14.18	0
	20124	10.00	10.21	0
Rydex VIF Banking	2014	4.62	4.62	37,033
	2013	3.70	4.62	37,405
	2012	3.09	3.70	17,889
	2011	4.11	3.09	1,296
	2010	3.76	4.11	6,210
	2009	4.03	3.76	4,379
	2008	7.09	4.03	1,915
	20078	10.00	7.09	0
Rydex VIF Basic Materials	2014	10.44	9.91	19,347
	2013	10.68	10.44	14,566
	2012	9.98	10.68	9,958
	2011	12.36	9.98	5,498
	2010	10.10	12.36	15,702
	2009	6.73	10.10	11,420
	2008	12.75	6.73	4,745
	20078	10.00	12.75	3,611
Rydex VIF Biotechnology	2014	20.89	26.78	3,294
	2013	14.02	20.89	6,595
	2012	10.67	14.02	1,208
	2011	9.99	10.67	1,240
	2010	9.34	9.99	274
	2009	8.17	9.34	0
	2008	9.59	8.17	4,567
	20078	10.00	9.59	172

A-18

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Commodities Strategy	2014	6.13	3.91	7,012
	2013	6.56	6.13	3,879
	2012	6.89	6.56	1,797
	2011	7.63	6.89	1,587
	2010	7.31	7.63	595
	2009	6.78	7.31	2,527
	2008	13.78	6.78	6,939
	20078	10.00	13.78	4,030
Rydex VIF Consumer Products	2014	14.73	16.02	25,826
	2013	11.89	14.73	14,308
	2012	11.28	11.89	8,140
	2011	10.27	11.28	12,338
	2010	9.06	10.27	8,561
	2009	7.87	9.06	7,370
	2008	10.64	7.87	1,027
	20078	10.00	10.64	305
Rydex VIF Dow 2x Strategy	2014	11.38	12.84	10,626
	2013	7.24	11.38	6,782
	2012	6.40	7.24	384,052
	2011	6.07	6.40	30,392
	2010	5.04	6.07	15,124
	2009	3.81	5.04	20,579
	2008	10.31	3.81	6,886
	20078	10.00	10.31	3,379
Rydex VIF Electronics	2014	7.90	9.45	3,604
	2013	6.05	7.90	3,533
	2012	6.20	6.05	5,667
	2011	7.69	6.20	8,866
	2010	7.26	7.69	12,009
	2009	4.38	7.26	13,333
	2008	9.08	4.38	647
	20078	10.00	9.08	0
Rydex VIF Energy	2014	11.67	9.18	6,802
	2013	9.79	11.67	11,625
	2012	9.89	9.79	5,219
	2011	10.87	9.89	860
	2010	9.45	10.87	8,807
	2009	7.06	9.45	3,791
	2008	13.55	7.06	2,066
	20078	10.00	13.55	340
Rydex VIF Energy Services	2014	11.26	7.68	3,112
	2013	9.40	11.26	1,907
	2012	9.70	9.40	1,849
	2011	11.06	9.70	3,223
	2010	9.08	11.06	1,919
	2009	5.79	9.08	2,049
	2008	14.13	5.79	1,763
	20078	10.00	14.13	3,699

A-19

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Europe 1.25x Strategy	2014	6.20	5.24	315
	2013	5.18	6.20	3,074
	2012	4.41	5.18	7,688
	2011	5.37	4.41	3,019
	2010	6.23	5.37	6,518
	2009	4.76	6.23	10,912
	2008	10.90	4.76	3,873
	20078	10.00	10.90	1,426
Rydex VIF Financial Services	2014	5.96	6.48	35,824
	2013	4.84	5.96	9,202
	2012	4.08	4.84	5,032
	2011	4.96	4.08	75
	2010	4.49	4.96	0
	2009	3.89	4.49	0
	2008	7.74	3.89	2,568
	20078	10.00	7.74	217
Rydex VIF Government Long Bond 1.2x Strategy	2014	11.34	14.75	5,788
	2013	14.36	11.34	1,007
	2012	14.42	14.36	9,644
	2011	10.55	14.42	14,478
	2010	9.92	10.55	1,080
	2009	14.99	9.92	1,895
	2008	10.71	14.99	8,415
	20078	10.00	10.71	1,969
Rydex VIF Health Care	2014	14.10	16.98	72,152
	2013	10.29	14.10	10,993
	2012	9.09	10.29	12,614
	2011	8.99	9.09	2,403
	2010	8.72	8.99	3,516
	2009	7.24	8.72	7,630
	2008	9.97	7.24	3,153
	20078	10.00	9.97	177
Rydex VIF Internet	2014	14.64	14.42	2,218
	2013	10.02	14.64	884
	2012	8.69	10.02	0
	2011	10.21	8.69	0
	2010	8.75	10.21	507
	2009	5.46	8.75	4,984
	2008	10.26	5.46	763
	20078	10.00	10.26	2,164
Rydex VIF Inverse Dow 2x Strategy	2014	1.42	1.07	0
	2013	2.62	1.42	0
	2012	3.50	2.62	5,057
	2011	4.97	3.50	3,852
	2010	7.39	4.97	0
	2009	13.81	7.39	0
	2008	8.89	13.81	0
	20078	10.00	8.89	0

A-20

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Inverse Government Long Bond Strategy	2014	4.06	2.94	36,605
	2013	3.65	4.06	13,709
	2012	4.02	3.65	3,891
	2011	5.99	4.02	0
	2010	7.11	5.99	0
	2009	6.16	7.11	0
	2008	9.14	6.16	0
	20078	10.00	9.14	862
Rydex VIF Inverse Mid-Cap Strategy	2014	2.79	2.38	0
	2013	3.99	2.79	0
	2012	5.06	3.99	0
	2011	5.65	5.06	0
	2010	7.83	5.65	0
	2009	12.53	7.83	0
	2008	9.65	12.53	0
	20078	10.00	9.65	0
Rydex VIF Inverse NASDAQ-100® Strategy	2014	2.64	2.08	2,138
	2013	3.86	2.64	0
	2012	4.91	3.86	1,440
	2011	5.65	4.91	0
	2010	7.43	5.65	0
	2009	12.84	7.43	0
	2008	8.98	12.84	658
	20078	10.00	8.98	0
Rydex VIF Inverse Russell 2000® Strategy	2014	2.64	2.32	0
	2013	3.95	2.64	0
	2012	4.99	3.95	0
	2011	5.60	4.99	0
	2010	8.01	5.60	7,251
	2009	12.34	8.01	10,987
	2008	10.25	12.34	0
	20078	10.00	10.25	0
Rydex VIF Inverse S&P 500 Strategy	2014	3.70	3.06	0
	2013	5.22	3.70	0
	2012	6.51	5.22	2,326
	2011	7.41	6.51	6,946
	2010	9.23	7.41	5,048
	2009	13.19	9.23	3,019
	2008	9.81	13.19	1,412
	20078	10.00	9.81	0
Rydex VIF Japan 2x Strategy	2014	9.01	7.37	3,363
	2013	5.98	9.01	7,616
	2012	5.15	5.98	0
	2011	7.50	5.15	0
	2010	6.71	7.50	0
	2009	5.62	6.71	825
	2008	8.67	5.62	1,275
	20078	10.00	8.67	0

A-21

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Leisure	2014	11.98	12.44	4,484
	2013	8.71	11.98	7,945
	2012	7.43	8.71	342
	2011	7.51	7.43	0
	2010	5.96	7.51	0
	2009	4.51	5.96	0
	2008	9.17	4.51	0
	20078	10.00	9.17	0
Rydex VIF Mid-Cap 1.5x Strategy	2014	12.93	13.98	95,582
	2013	8.91	12.93	6,168
	2012	7.42	8.91	17,054
	2011	8.31	7.42	14,224
	2010	6.25	8.31	8,861
	2009	4.25	6.25	7,624
	2008	9.73	4.25	4,200
	20078	10.00	9.73	1,631
Rydex VIF NASDAQ-100®	2014	14.84	16.84	32,931
	2013	11.41	14.84	17,652
	2012	10.11	11.41	12,566
	2011	10.25	10.11	12,418
	2010	8.95	10.25	8,769
	2009	6.10	8.95	10,082
	2008	10.86	6.10	7,098
	20078	10.00	10.86	862
Rydex VIF NASDAQ-100® 2x Strategy	2014	18.02	23.78	13,336
	2013	10.35	18.02	4,570
	2012	7.99	10.35	135
	2011	8.32	7.99	218
	2010	6.29	8.32	0
	2009	2.99	6.29	1,713
	2008	11.30	2.99	1,121
	20078	10.00	11.30	1,781
Rydex VIF Nova	2014	10.47	12.00	9,456
	2013	7.27	10.47	5,342
	2012	6.16	7.27	2,928
	2011	6.45	6.16	4,626
	2010	5.57	6.45	2,999
	2009	4.25	5.57	22,285
	2008	9.66	4.25	2,755
	20078	10.00	9.66	288
Rydex VIF Precious Metals	2014	4.92	3.93	20,509
	2013	9.46	4.92	17,275
	2012	10.21	9.46	60,547
	2011	13.92	10.21	10,608
	2010	10.44	13.92	20,195
	2009	7.23	10.44	17,085
	2008	12.19	7.23	25,179
	20078	10.00	12.19	4,458

A-22

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Real Estate	2014	7.14	8.35	246,004
	2013	7.11	7.14	211,411
	2012	6.22	7.11	160,767
	2011	6.30	6.22	18,291
	2010	5.22	6.30	20,127
	2009	4.31	5.22	20,612
	2008	7.65	4.31	8,470
	20078	10.00	7.65	761
Rydex VIF Retailing	2014	13.36	14.02	962
	2013	10.18	13.36	497
	2012	9.02	10.18	0
	2011	8.87	9.02	382
	2010	7.34	8.87	1,031
	2009	5.27	7.34	0
	2008	8.13	5.27	0
	20078	10.00	8.13	0
Rydex VIF Russell 2000® 1.5x Strategy	2014	10.97	11.06	4,045
	2013	7.16	10.97	7,323
	2012	6.07	7.16	11,354
	2011	7.16	6.07	17,418
	2010	5.37	7.16	10,686
	2009	4.17	5.37	8,363
	2008	8.88	4.17	3,291
	20078	10.00	8.88	101
Rydex VIF Russell 2000® 2x Strategy	2014	8.89	9.04	6,467
	2013	4.96	8.89	821
	2012	3.97	4.96	955
	2011	5.10	3.97	365
	2010	3.56	5.10	0
	2009	2.71	3.56	0
	2008	8.30	2.71	600
	20078	10.00	8.30	0
Rydex VIF S&P 500 2x Strategy	2014	9.59	11.55	245,321
	2013	5.88	9.59	1,558
	2012	4.71	5.88	0
	2011	5.07	4.71	403
	2010	4.19	5.07	879
	2009	2.96	4.19	1,516
	2008	9.56	2.96	1,405
	20078	10.00	9.56	100
Rydex VIF S&P 500 Pure Growth	2014	14.26	15.49	48,764
	2013	10.45	14.26	31,671
	2012	9.54	10.45	16,270
	2011	9.99	9.54	12,680
	2010	8.27	9.99	5,142
	2009	5.81	8.27	551
	2008	10.00	5.81	713
	20078	10.00	10.00	3,486

A-23

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF S&P 500 Pure Value	2014	11.97	12.83	8,517
	2013	8.53	11.97	8,067
	2012	7.22	8.53	12,841
	2011	7.72	7.22	8,256
	2010	6.64	7.72	6,216
	2009	4.55	6.64	431
	2008	9.16	4.55	856
	20078	10.00	9.16	96
Rydex VIF S&P MidCap 400 Pure Growth	2014	17.00	16.17	12,175
	2013	13.12	17.00	3,862
	2012	11.71	13.12	3,938
	2011	12.20	11.71	2,845
	2010	9.52	12.20	260
	2009	6.28	9.52	89
	2008	10.19	6.28	8,016
	20078	10.00	10.19	3,104
Rydex VIF S&P MidCap 400 Pure Value	2014	11.44	11.80	8,846
	2013	8.72	11.44	2,043
	2012	7.72	8.72	3,110
	2011	8.60	7.72	4,463
	2010	7.41	8.60	0
	2009	4.94	7.41	367
	2008	9.07	4.94	1,013
	20078	10.00	9.07	285
Rydex VIF S&P SmallCap 600 Pure Growth	2014	13.98	13.51	5,764
	2013	10.24	13.98	13,843
	2012	9.58	10.24	1,695
	2011	9.58	9.58	5,608
	2010	7.91	9.58	0
	2009	6.11	7.91	1,412
	2008	9.63	6.11	1,402
	20078	10.00	9.63	1,406
Rydex VIF S&P SmallCap 600 Pure Value	2014	11.13	10.89	3,451
	2013	8.07	11.13	7,095
	2012	6.94	8.07	10,406
	2011	7.93	6.94	10,660
	2010	6.56	7.93	532
	2009	4.18	6.56	2,341
	2008	7.66	4.18	0
	20078	10.00	7.66	0
Rydex VIF Strengthening Dollar 2x Strategy	2014	4.99	5.93	0
	2013	5.32	4.99	3,116
	2012	5.88	5.32	6,347
	2011	6.36	5.88	16,125
	2010	6.89	6.36	2,770
	2009	8.48	6.89	0
	2008	8.31	8.48	996
	20078	10.00	8.31	110

A-24

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Technology	2014	11.04	11.77	12,019
	2013	8.44	11.04	4,173
	2012	7.81	8.44	540
	2011	8.90	7.81	8,973
	2010	8.22	8.90	1,918
	2009	5.47	8.22	8,189
	2008	10.37	5.47	1,409
	20078	10.00	10.37	87
Rydex VIF Telecommunications	2014	7.16	7.10	15,716
	2013	6.31	7.16	2,516
	2012	6.23	6.31	17,911
	2011	7.53	6.23	7,264
	2010	6.81	7.53	293
	2009	5.48	6.81	0
	2008	10.37	5.48	1,092
	20078	10.00	10.37	0
Rydex VIF Transportation	2014	11.65	13.82	10,620
	2013	8.01	11.65	2,619
	2012	7.05	8.01	13,012
	2011	8.21	7.05	7,431
	2010	6.84	8.21	2,365
	2009	6.03	6.84	0
	2008	8.35	6.03	1,954
	20078	10.00	8.35	0
Rydex VIF U.S. Government Money Market	2014	8.24	7.96	2,767,047
	2013	8.53	8.24	769,309
	2012	8.83	8.53	1,215,511
	2011	9.14	8.83	170,587
	2010	9.47	9.14	89,039
	2009	9.79	9.47	166,194
	2008	10.02	9.79	363,810
	20078	10.00	10.02	61,319
Rydex VIF Utilities	2014	10.32	12.25	138,504
	2013	9.40	10.32	5,828
	2012	9.62	9.40	3,468
	2011	8.56	9.62	2,443
	2010	8.29	8.56	2,695
	2009	7.54	8.29	4,892
	2008	11.09	7.54	2,886
	20078	10.00	11.09	2,213
Rydex VIF Weakening Dollar 2x Strategy	2014	7.98	6.02	5,544
	2013	8.50	7.98	4,767
	2012	8.73	8.50	3,727
	2011	9.39	8.73	0
	2010	10.29	9.39	0
	2009	9.99	10.29	0
	2008	11.79	9.99	0
	20078	10.00	11.79	7,960
SEI VP Balanced Strategy	2014 6	10.00	9.93	4,328
SEI VP Conservative Strategy	2014 6	10.00	9.89	1,646
SEI VP Defensive Strategy	2014 6	10.00	9.81	0

A-25

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
SEI VP Market Growth Strategy	2014 6	10.00	9.95	18
SEI VP Market Plus Strategy	2014 6	10.00	10.02	3,128
SEI VP Moderate Strategy	2014 6	10.00	10.00	0
T. Rowe Price Blue Chip Growth	2014	14.41	15.15	61,373
	2013	10.59	14.41	38,383
	2012	9.30	10.59	5,120
	20112	10.00	9.30	1,398
T. Rowe Price Equity Income	2014	12.80	13.25	54,686
	2013	10.24	12.80	42,707
	2012	9.07	10.24	6,334
	20112	10.00	9.07	1,683
T. Rowe Price Health Sciences	2014	17.47	22.14	27,663
	2013	12.01	17.47	11,776
	2012	9.49	12.01	10,391
	20112	10.00	9.49	6,916
T. Rowe Price Limited-Term Bond	2014	9.37	9.09	23,272
	2013	9.71	9.37	23,565
	2012	9.82	9.71	17,803
	20112	10.00	9.82	1,013
Templeton Developing Markets VIP Fund	2014	16.61	14.70	23,353
	2013	17.35	16.61	12,940
	2012	15.87	17.35	15,692
	2011	19.52	15.87	1,670
	2010	17.18	19.52	4,523
	2009	10.30	17.18	1,566
	20081	10.00	10.30	0
Templeton Foreign VIP Fund	2014	17.51	15.03	490
	2013	14.74	17.51	342
	2012	12.90	14.74	0
	2011	14.94	12.90	0
	2010	14.27	14.94	4,623
	2009	10.78	14.27	227
	20081	10.00	10.78	0
Templeton Global Bond VIP Fund	2014	10.24	10.07	83,883
	2013	10.43	10.24	63,180
	2012	9.38	10.43	80,424
	20112	10.00	9.38	871
Templeton Growth VIP Fund	2014	12.50	11.74	11,847
	2013	9.89	12.50	7,843
	2012	8.46	9.89	0
	20112	10.00	8.46	0
Third Avenue Value	2014	10.39	10.48	5,330
	2013	9.04	10.39	6,766
	2012	7.35	9.04	615
	20112	10.00	7.35	0
Transparent Value Directional Allocation VI	2014 7	10.00	9.66	5,937
Van Eck VIP Global Gold	2014	7.66	6.95	0
	20135	10.00	7.66	0

A-26

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Van Eck VIP Global Hard Assets	2014	7.90	6.16	6,595
	2013	7.42	7.90	15,913
	2012	7.45	7.42	42,872
	20112	10.00	7.45	3,260
Virtus International Series	2014	9.89	9.18	9,992
	20135	10.00	9.89	4,913
Virtus Multi-Sector Fixed Income Series	2014	9.66	9.51	15,985
	20135	10.00	9.66	2,605
Virtus Premium AlphaSector™ Series	2014	11.30	11.16	28,256
	20135	10.00	11.30	8,702
Virtus Real Estate Securities Series	2014	8.80	11.19	7,753
	20135	10.00	8.80	0
Virtus Small-Cap Growth Series	2014 6	10.00	11.29	3,436
Virtus Strategic Allocation Series	2014	10.92	11.35	0
	20135	10.00	10.92	0
Voya MidCap Opportunities Portfolio	2014	12.92	13.53	2
	2013	10.17	12.92	0
	20124	10.00	10.17	0
VY Clarion Global Real Estate Portfolio	2014	10.11	11.10	7,370
	2013	10.11	10.11	9,347
	20124	10.00	10.11	0
VY Clarion Real Estate Portfolio	2014	9.95	12.47	11,431
	2013	10.11	9.95	5,526
	20124	10.00	10.11	0
Wells Fargo Advantage International Equity VT	2014	10.30	9.41	3,278
	2013	8.92	10.30	0
	2012	8.13	8.92	0
	20112	10.00	8.13	0
Wells Fargo Advantage Intrinsic Value VT	2014	12.81	13.65	0
	2013	10.18	12.81	0
	2012	8.82	10.18	0
	20112	10.00	8.82	0
Wells Fargo Advantage Omega Growth VT	2014	13.30	13.35	11,196
	2013	9.84	13.30	3,528
	2012	8.46	9.84	0
	20112	10.00	8.46	0
Wells Fargo Advantage Opportunity VT	2014	12.90	13.76	1,115
	2013	10.22	12.90	1,091
	2012	9.16	10.22	1,672
	2011	10.03	9.16	987
	2010	8.39	10.03	1,108
	2009	5.88	8.39	1,101
	2008	10.15	5.88	0
	20078	10.00	10.15	652

A-27

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Wells Fargo Advantage Small Cap Value VT	2014	10.49	10.59	2,726
	2013	9.46	10.49	2,646
	2012	8.59	9.46	0
	20112	10.00	8.59	0
Western Asset Variable Global High Yield Bond	2014	10.26	9.76	3,682
	2013	10.01	10.26	2,876
	20124	10.00	10.01	0
1    For the period November 17, 2008 (the date first publicly offered) to December 31, 2008.
2    For the period April 18, 2011 (the date first publicly offered) to December 31, 2011.
3    Effective April 30, 2012, DWS Blue Chip VIP merged into DWS Growth & Income VIP, which was renamed DWS Core Equity VIP on May 1, 2012. The values in the table for the period prior to the merger reflect investment in DWS Blue Chip VIP.
4    For the period December 28, 2012 (the date first publicly offered) to December 31, 2012.
5    For the period May 1, 2013 (the date first publicly offered) to December 31, 2013.
6    For the period May 1, 2014 (the date first publicly offered) to December 31, 2014.
7    For the period June 2, 2014 (the date first publicly offered) to December 31, 2014.
8    For the period March 19, 2007 (the inception date) to December 31, 2007.

A-28

Prospectus

ELITEDESIGNS® II VARIABLE ANNUITY

May 1, 2015

Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, Inc.

6915J (COMM)	32-69150-10 2015 /05/01

ELITEDESIGNS® II VARIABLE ANNUITY

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497
This Prospectus describes the EliteDesigns II Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current Owners.

You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:1

•	7Twelve™ Balanced Portfolio
•	AB VPS Dynamic Asset Allocation (formerly AllianceBernstein VPS Dynamic Asset Allocation)
•	AB VPS Global Thematic Growth (formerly AllianceBernstein VPS Global Thematic Growth)
•	AB VPS Growth and Income (formerly AllianceBernstein VPS Growth and Income)
•	AB VPS Small/Mid Cap Value (formerly AllianceBernstein VPS Small/Mid Cap Value)
•	Adaptive Allocation Portfolio
•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	ALPS/Alerian Energy Infrastructure
•	American Century VP Income & Growth
•	American Century VP Inflation Protection
•	American Century VP International
•	American Century VP Value
•	American Funds IS® Asset Allocation
•	American Funds IS® Blue Chip Income and Growth
•	American Funds IS® Global Bond
•	American Funds IS® Global Growth
•	American Funds IS® Global Growth and Income
•	American Funds IS® Global Small Capitalization
•	American Funds IS® Growth
•	American Funds IS® Growth-Income
•	American Funds IS® International
•	American Funds IS® International Growth and Income
•	American Funds IS® Mortgage
•	American Funds IS® New World
•	American Funds IS® U.S. Government/ AAA-Rated Securities
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock Global Opportunities V.I.
•	BlackRock High Yield V.I.
•	BlackRock Large Cap Core V.I.
•	BlackRock Large Cap Growth V.I.
•	Deutsche Capital Growth VIP (formerly DWS Capital Growth VIP)
•	Deutsche Core Equity VIP (formerly DWS Core Equity VIP)
•	Deutsche Global Growth VIP (formerly DWS Global Growth VIP)
•	Deutsche Global Small Cap VIP (formerly DWS Global Small Cap VIP)

The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment into an Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2015

6915J (COMM)	32-69150-10 2015/05/01

•	Deutsche Government & Agency Securities VIP (formerly DWS Government & Agency Securities VIP)
•	Deutsche High Income VIP (formerly DWS High Income VIP)
•	Deutsche Large Cap Value VIP (formerly DWS Large Cap Value VIP)
•	Deutsche Small Mid Cap Value VIP (formerly DWS Small Mid Cap Value VIP)
•	Direxion Dynamic VP HY Bond
•	Direxion VP Indexed Commodity Strategy
•	Direxion VP Indexed Managed Futures Strategy
•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus Stock Index
•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	Eaton Vance VT Floating-Rate Income
•	Eaton Vance VT Large-Cap Value
•	Federated Fund for U.S. Government Securities II
•	Federated High Income Bond II
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Emerging Markets
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	Franklin Flex Cap Growth VIP Fund
•	Franklin Growth and Income VIP Fund
•	Franklin High Income VIP Fund
•	Franklin Income VIP Fund
•	Franklin Large Cap Growth VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Franklin Rising Dividends VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Small-Mid Cap Growth VIP Fund
•	Franklin Strategic Income VIP Fund
•	Franklin U.S. Government Securities VIP Fund
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT High Quality Floating Rate
•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Small Cap Equity Insights
•	Goldman Sachs VIT Strategic Growth
•	Goldman Sachs VIT Strategic International Equity
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF CLS AdvisorOne Global Diversified Equity (formerly Guggenheim VIF CLS AdvisorOne Amerigo )
•	Guggenheim VIF CLS AdvisorOne Global Growth (formerly Guggenheim VIF CLS AdvisorOne Select Allocation )
•	Guggenheim VIF CLS AdvisorOne Growth and Income (formerly Guggenheim VIF CLS AdvisorOne Clermont )
•	Guggenheim VIF Floating Rate Strategies
•	Guggenheim VIF Global Managed Futures Strategy
•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF Long Short Equity
•	Guggenheim VIF Macro Opportunities
•	Guggenheim VIF Managed Asset Allocation
•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi-Hedge Strategies
•	Guggenheim VIF Small Cap Value
•	Guggenheim VIF StylePlus Large Core
•	Guggenheim VIF StylePlus Large Growth
•	Guggenheim VIF StylePlus Mid Growth
•	Guggenheim VIF StylePlus Small Growth
•	Guggenheim VIF Total Return Bond
•	Guggenheim VIF World Equity Income
•	Ibbotson Aggressive Growth ETF Asset Allocation
•	Ibbotson Balanced ETF Asset Allocation
•	Ibbotson Conservative ETF Asset Allocation
•	Ibbotson Growth ETF Asset Allocation
•	Ibbotson Income and Growth ETF Asset Allocation
•	Invesco V.I. American Franchise
•	Invesco V.I. American Value
•	Invesco V.I. Balanced-Risk Allocation
•	Invesco V.I. Comstock
•	Invesco V.I. Core Equity
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Core Equity
•	Invesco V.I. Global Health Care
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. Growth and Income
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Managed Volatility
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth
•	Invesco V.I. S&P 500 Index
•	Invesco V.I. Small Cap Equity
•	Ivy Funds VIP Asset Strategy
•	Ivy Funds VIP Balanced
•	Ivy Funds VIP Core Equity
•	Ivy Funds VIP Dividend Opportunities
•	Ivy Funds VIP Energy
•	Ivy Funds VIP Global Bond
•	Ivy Funds VIP Global Growth (formerly Ivy Funds VIP International Growth)
•	Ivy Funds VIP Global Natural Resources
•	Ivy Funds VIP Growth
•	Ivy Funds VIP High Income
•	Ivy Funds VIP International Core Equity
•	Ivy Funds VIP Limited-Term Bond

4

•	Ivy Funds VIP Mid Cap Growth
•	Ivy Funds VIP Real Estate Securities
•	Ivy Funds VIP Science and Technology
•	Ivy Funds VIP Small Cap Growth
•	Ivy Funds VIP Small Cap Value
•	Ivy Funds VIP Value
•	Janus Aspen Enterprise
•	Janus Aspen Forty
•	Janus Aspen Janus Portfolio
•	Janus Aspen Overseas
•	Janus Aspen Perkins Mid Cap Value
•	JPMorgan Insurance Trust Core Bond Portfolio
•	JPMorgan Insurance Trust Intrepid MidCap Portfolio
•	JPMorgan Insurance Trust Small Cap Core Portfolio
•	JPMorgan Insurance Trust US Equity Portfolio
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Calibrated Dividend Growth VC
•	Lord Abbett Series Classic Stock VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC
•	Lord Abbett Series Mid Cap Stock VC
•	Lord Abbett Series Total Return VC
•	Lord Abbett Series Value Opportunities VC
•	MFS® VIT Emerging Markets Equity
•	MFS® VIT Global Tactical Allocation
•	MFS® VIT High Yield
•	MFS VIT II MA Investors Growth Stock (formerly MFS ® VIT Investors Growth Stock)
•	MFS VIT II Research International (formerly MFS ® VIT Research International)
•	MFS® VIT International Value
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Total Return
•	MFS ® VIT Total Return Bond (formerly MFS® VIT Research Bond)
•	MFS® VIT Utilities
•	Morgan Stanley UIF Emerging Markets Debt
•	Morgan Stanley UIF Emerging Markets Equity
•	Neuberger Berman AMT Guardian
•	Neuberger Berman AMT Socially Responsive
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (Unhedged)
•	PIMCO VIT Global Bond (Unhedged)
•	PIMCO VIT Global Multi-Asset Managed Allocation
•	PIMCO VIT High Yield
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Short-Term
•	PIMCO VIT Total Return
•	Pioneer Bond VCT
•	Pioneer Emerging Markets VCT
•	Pioneer Equity Income VCT
•	Pioneer High Yield VCT
•	Pioneer Real Estate Shares VCT
•	Pioneer Strategic Income VCT
•	Power Income VIT
•	Probabilities Fund
•	Putnam VT Absolute Return 500
•	Putnam VT Capital Opportunities
•	Putnam VT Diversified Income
•	Putnam VT Equity Income
•	Putnam VT Global Asset Allocation
•	Putnam VT Growth Opportunities
•	Putnam VT High Yield
•	Putnam VT Income
•	Putnam VT Investors
•	Putnam VT Voyager
•	Rydex VIF Banking
•	Rydex VIF Basic Materials
•	Rydex VIF Biotechnology
•	Rydex VIF Commodities Strategy
•	Rydex VIF Consumer Products
•	Rydex VIF Dow 2x Strategy
•	Rydex VIF Electronics
•	Rydex VIF Energy
•	Rydex VIF Energy Services
•	Rydex VIF Europe 1.25x Strategy
•	Rydex VIF Financial Services
•	Rydex VIF Government Long Bond 1.2x Strategy
•	Rydex VIF Health Care
•	Rydex VIF Internet
•	Rydex VIF Inverse Dow 2x Strategy
•	Rydex VIF Inverse Government Long Bond Strategy
•	Rydex VIF Inverse Mid-Cap Strategy
•	Rydex VIF Inverse NASDAQ-100® Strategy
•	Rydex VIF Inverse Russell 2000® Strategy
•	Rydex VIF Inverse S&P 500 Strategy
•	Rydex VIF Japan 2x Strategy
•	Rydex VIF Leisure
•	Rydex VIF Mid-Cap 1.5x Strategy
•	Rydex VIF NASDAQ-100®
•	Rydex VIF NASDAQ-100® 2x Strategy
•	Rydex VIF Nova
•	Rydex VIF Precious Metals
•	Rydex VIF Real Estate
•	Rydex VIF Retailing
•	Rydex VIF Russell 2000® 1.5x Strategy
•	Rydex VIF Russell 2000® 2x Strategy
•	Rydex VIF S&P 500 2x Strategy
•	Rydex VIF S&P 500 Pure Growth
•	Rydex VIF S&P 500 Pure Value
•	Rydex VIF S&P MidCap 400 Pure Growth
•	Rydex VIF S&P MidCap 400 Pure Value
•	Rydex VIF S&P SmallCap 600 Pure Growth

5

•	Rydex VIF S&P SmallCap 600 Pure Value
•	Rydex VIF Strengthening Dollar 2x Strategy
•	Rydex VIF Technology
•	Rydex VIF Telecommunications
•	Rydex VIF Transportation
•	Rydex VIF U.S. Government Money Market
•	Rydex VIF Utilities
•	Rydex VIF Weakening Dollar 2x Strategy
•	SEI VP Balanced Strategy
•	SEI VP Conservative Strategy
•	SEI VP Defensive Strategy
•	SEI VP Market Growth Strategy
•	SEI VP Market Plus Strategy
•	SEI VP Moderate Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets VIP Fund
•	Templeton Foreign VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund
•	Third Avenue Value
•	Transparent Value Directional Allocation VI
•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA Global Bond Portfolio")
•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA International Small Portfolio")
•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA International Value Portfolio")
•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA Short-Term Fixed Portfolio")
•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA U.S. Large Value Portfolio")
•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA U.S. Targeted Value Portfolio")
•	Van Eck VIP Global Gold
•	Van Eck VIP Global Hard Assets
•	Virtus International Series
•	Virtus Multi-Sector Fixed Income Series
•	Virtus Premium AlphaSector™ Series
•	Virtus Real Estate Securities Series
•	Virtus Small-Cap Growth Series
•	Virtus Strategic Allocation Series
•	Voya MidCap Opportunities Portfolio
•	VY Clarion Global Real Estate Portfolio
•	VY Clarion Real Estate Portfolio
•	Wells Fargo Advantage International Equity VT
•	Wells Fargo Advantage Intrinsic Value VT
•	Wells Fargo Advantage Omega Growth VT
•	Wells Fargo Advantage Opportunity VT
•	Wells Fargo Advantage Small Cap Value VT
•	Western Asset Variable Global High Yield Bond

1	Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See “Closed Subaccounts.”

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2015 , which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 50s of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

6

Premium Tax Charge	32
Other Charges	33
Variations in Charges	33
Return of Premium Death Benefit Rider Charge	33
Underlying Fund Expenses	33

ANNUITY PERIOD	33
General	33
Annuity Options	34
Selection of an Option	36

MORE ABOUT THE CONTRACT	36
Ownership	36
Designation and Change of Beneficiary	36
Dividends	37
Payments from the Separate Account	37
Proof of Age and Survival	37
Misstatements	37
Cyber Security	37

FEDERAL TAX MATTERS	38
Introduction	38
Tax Status of the Company and the Separate Account	38
Income Taxation of Annuities in General—Non-Qualified Plans	39
Additional Considerations	40
Qualified Contracts	42
Other Tax Considerations	44

OTHER INFORMATION	45
Investment Advisory Fees	45
Voting of Underlying Fund Shares	45
Closed Subaccount	46
Changes to Investments	46
Changes to Comply with Law and Amendments	47
Reports to Owners	47
Electronic Privileges	47
State Variations	48
Legal Proceedings	48
Legal Matters	48
Sale of the Contract	48

PERFORMANCE INFORMATION	50

ADDITIONAL INFORMATION	50
Registration Statement	50
Financial Statements	50

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION	50

OBJECTIVES FOR UNDERLYING FUNDS	51

APPENDIX A – Condensed Financial Information

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

7

Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Value — The total value of your Contract as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

8

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.

Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code of 1986, as amended (“IRA” or “Qualified Contract”). Please see the discussion under “The Contract” for more detailed information.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies.

You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser)) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

9

Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider.

The rider is available only at issue. You cannot change or cancel the rider after it is issued. The rider may not be available in all states. See the detailed description of the rider under “Return of Premium Death Benefit Rider.”

The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge.”

Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments; or (2) Contract Value, plus any charges deducted from such Contract Value.

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.

Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 1.20%, on an annual basis, of each Subaccount’s average daily net assets. We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See “Mortality and Expense Risk Charge.”

Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.

The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge” for more information.

Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount
•	0.65% for the Dimensional VA International Small Portfolio Subaccount
•	0.65% for the Dimensional VA International Value Portfolio Subaccount
•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount
•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount
•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”

Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”

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Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations — Under existing tax law, assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, there should generally be no federal income tax on increases in the Contract Value of the Contract until the occurrence of a distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract. However, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds. Assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, all or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

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Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge1	1.20%
Annual Administration Charge2	0.65%
Return of Premium Death Benefit Rider Charge	0.35%
Total Separate Account Annual Expenses	2.20%
1 During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above. See the discussion under “Mortality and Expense Risk Charge.”

2 The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	0.25%	27.41%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)2	0.25%	1.27%
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2014 , and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2014 .

 Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

2    Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2016 .

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example

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assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$2,597	$6,030	$7,982	$9,925

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$248	$764	$1,306	$2,786

Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.

Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998 The Company is a wholly owned subsidiary of Security Benefit Corporation and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2014 , the Company had total assets of approximately $ 24.5 billion.

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings , which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject

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to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ a managed volatility strategy that is intended to reduce the Underlying Fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Use of the managed volatility strategy may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case   if you had been invested in an Underlying Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in Underlying Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in Underlying Funds with the managed volatility strategy.

Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

Certain Underlying Funds (sometimes called “alternative funds”) invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification benefits beyond traditional investment strategies, but such alternative investment

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strategies may be riskier than traditional investment strategies. The strategies often involve leverage or use various complex hedging techniques, like options and derivatives, which typically result in a low or negative correlation to traditional investments in debt or equities: this means that when the value of traditional investments is decreasing, the   value of alternative asset classes may increase; the inverse is also true–when traditional investments are performing   well, alternative asset classes may earn lower or negative returns. For a complete list of risks, as well as a discussion of risks and investment strategies, please refer to the Underlying Funds’ prospectus.

One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment into an Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its subsidiary, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.40% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the

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Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Total Payments. Currently, the Company and its affiliates, including SDI receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”

Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with se2, LLC (“se2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 provides certain business process outsourcing services with respect to the Contracts. se2 may engage other service providers to provide certain administrative functions. se2 is an affiliate of the Company.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which

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guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Note that for Contracts issued to Massachusetts residents, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”

The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:

1.	Contract Value; or

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2.	The sum of all Purchase Payments less an adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).

In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce the above amount as last adjusted in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your total Purchase Payments.

➢
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.

Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.

Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.

Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”

Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment.

The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer.

Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application   includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation   Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.

The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment

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to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that

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event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Direxion, Probabilities, Rydex and certain Federated and Guggenheim Subaccounts (see chart below). The Company will so limit your transfers if we determine that you are

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engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

•	the total dollar amount being transferred;

•	the number of transfers you made within a period of time;

•	transfers to and from (or from and to) the same Subaccount;

•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.

In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.

Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	21
1 Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

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Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Transfer Block Restriction (# of Calendar Days)
7Twelve™ Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Adaptive Allocation Portfolio	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA-Rated Securities
90 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock Global Opportunities V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche Global Growth VIP, Deutsche Global Small Cap VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche Large Cap Value VIP, Deutsche Small Mid Cap Value VIP
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Direxion Dynamic VP HY Bond, Direxion VP Indexed Commodity Strategy, Direxion VP Indexed Managed Futures Strategy	Unlimited
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
Eaton Vance VT Floating-Rate Income, Eaton Vance VT Large-Cap Value	90 days
Federated Fund for U.S. Government Securities II	Unlimited

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin High Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Macro Opportunities, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Guggenheim VIF CLS AdvisorOne Global Diversified Equity , Guggenheim VIF CLS AdvisorOne Global Growth , Guggenheim VIF CLS AdvisorOne Growth and Income	Unlimited
Ibbotson Aggressive Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Conservative ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, Ibbotson Income and Growth ETF Asset Allocation
30 days
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Global Growth, Ivy Funds VIP Global Natural Resources, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value
60 days
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Janus Portfolio, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC, Lord Abbett Series Value Opportunities VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS ® VIT II MA Investors Growth Stock, MFS ® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Total Return, MFS ® VIT Total Return Bond, MFS® VIT Utilities
30 days
Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity	30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT Global Multi-Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors, Putnam VT Voyager
30 days
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
Transparent Value Directional Allocation VI	30 days
Van Eck VIP Global Gold, Van Eck VIP Global Hard Assets	30 days
Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Premium AlphaSector™ Series, Virtus Real Estate Securities Series, Virtus Small-Cap Growth Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities	30 days
VY Clarion Global Real Estate, VY Clarion Real Estate	30 days
Wells Fargo Advantage International Equity VT, Wells Fargo Advantage Intrinsic Value VT, Wells Fargo Advantage Omega Growth VT, Wells Fargo Advantage Opportunity VT, Wells Fargo Advantage Small Cap Value VT
60 days
Western Asset Variable Global High Yield Bond	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the

25

Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Direxion, Federated, Guggenheim, Probabilities and Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

The Company does not limit or restrict transfers to or from the Direxion, Probabilities, Rydex and certain Federated and Guggenheim Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

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Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Payment of Purchase Payments,

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and

•	Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

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The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 1.20% annually, and (5) the administration charge for that Subaccount.

The mortality and expense risk charge of 1.20% and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for the Return of Premium Death Benefit rider (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.

      Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45  p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable IRA and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

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The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such premium tax charge. See “Premium Tax Charge.”

If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.

The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax.

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

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In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.

The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”

Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments or (2) Contract Value, plus any charges deducted from such Contract Value.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.

If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

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Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means at our Administrative Office.

Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.

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Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 1.20%, on an annual basis, of each Subaccount’s average daily net assets.

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 1.20% (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount

•	0.65% for the Dimensional VA International Small Portfolio Subaccount

•	0.65% for the Dimensional VA International Value Portfolio Subaccount

•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount

•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.

The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently

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2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.

The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are provided or payable. The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. The rider may not be available in all states.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third Contract Anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Contract and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.

The Contract currently provides for eight Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates

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are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7.

If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.

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Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

Option 4 —

A.      Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.

Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity Payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity

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payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options under Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive

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the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Cyber Security  — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing,

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subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Govern-

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mental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.

To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.

However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.

Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.

The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees

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of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

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The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.

Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

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Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.

The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:

Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for  2015).

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($98,000  for a married couple filing a joint return and $61,000 for a single taxpayer in  2015). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not,

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the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $183,000 and $193,000 (for  2015). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner’s retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $116,000 to $131,000 in adjusted gross income for 2015 ( $183,000 to $193,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.

Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible

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rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.

For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.

Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.

Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution; (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay “qualified” higher education expenses; or (xi) made to pay certain “eligible first-time home buyer expenses.”

Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.

Other Tax Considerations —

Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For  2015, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,430,000 and 40%, respectively.

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The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Distributions from non-qualified annuity contracts are considered ”investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present inter-

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pretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Closed Subaccount  — Effective May 1, 2015, the American Century VP Mid Cap Value Subaccount (the “Closed Subaccount”) is no longer available for the allocation of Purchase Payments or the transfer of Contract Value for Contracts that do not have Contract Value in the Closed Subaccount as of May 1, 2015. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as “Automatic Investment Program”).

If you had Contract Value in the Closed Subaccount on May 1, 2015, your Contract Value will remain invested in the Closed Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from the Closed Subaccount, subject to transfer restrictions. Automatic allocations to the Closed Subaccount pursuant to an Automatic Investment Program, will continue to be in effect.

In the event that we receive a request on or after May 1, 2015 to allocate to the Closed Subaccount, we currently anticipate we will handle those transactions as follows:

New Applications. If we receive an application for a Contract with an allocation to the Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.

Existing Contracts without Contract Value in the Closed Subaccount as of May 1, 2015. If we receive a Purchase Payment for an existing Contract with an allocation to the Closed Subaccount, we will allocate the applicable portion of the payment to the Guggenheim VIF Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). If you had in effect an automatic allocation to the Closed Subaccount pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on May 1, 2015. If you wish to set up a new Dollar Cost Averaging Option or Asset Allocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to the Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.

Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund

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for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit

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these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

State Variations — The Prospectus and Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company’s Administrative Office.

Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, “Selling Broker-Dealers”). Selling Broker-Dealers offer the Contract through their registered representatives. Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2014, 2013, and 2012, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $4,646,599.00, $5,238,251.00, and $3,804,507.12, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses:

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compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI’s ongoing operations

Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them and as a percentage of Contract Value on an ongoing basis. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 1.0% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/ or 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also provides non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items in compliance with applicable regulatory requirements. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of Selling Broker-Dealers that received additional compensation from the Company in 2014 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): American Portfolios Financial Services, Inc., Cambridge Investment/RPA, Centaurus Financial Inc., Client One Securities LLC, GWN Securities, Inc., Investacorp, Inc., J. W. Cole Financial, Inc., KMS Financial Services, Inc., Legend Equities Corporation, Lincoln Investment Planning, Inc., Money Concepts Capital Corporation, NEXT Financial Group, Inc., OFG Financial Services, Inc., PlanMember Securities Corporation, and TransAmerica Financial Advisors, Inc.

These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over

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other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.

Although the Contract offered by this Prospectus was not available for purchase until July 15, 2013, the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2014 and 2013, and for each of the three years in the period ended December 31,  2014, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31,  2014, and for each of the specified periods ended December 31, 2014 and 2013, or for such portions of such periods, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for the EliteDesigns II Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free

50

telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
Sections 408 and 408A
PERFORMANCE INFORMATION
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.

NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio		Seeks superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
AB VPS Dynamic Asset Allocation	B	Seeks to maximize total return consistent with the Adviser’s determination of reasonable risk.	AB
AB VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AB
AB VPS Growth and Income	B	Seeks long-term growth of capital.	AB
AB VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AB
Adaptive Allocation Portfolio		Seeks tactical allocation.	Critical Math Advisors
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Inv. Mgmt., Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Century VP International	II	Seeks capital growth.	American Century Inv. Mgmt., Inc.
American Century VP Mid Cap Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Funds IS ® Asset Allocation	4	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS ® Blue Chip Income and Growth	4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS ® Global Bond	4	Seeks, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS ® Global Growth	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® Global Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS ® Global Small Capitalization	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® Growth	4	Seeks growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® Growth-Income	4	Seeks long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS ® International	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® International Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS ® Mortgage	4	Seeks current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS ® New World	4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS ® U.S. Government/AAA-Rated Securities	4	Seeks a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Global Opportunities V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC
Deutsche Capital Growth VIP	B
Seeks long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of US companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500 ® Index (generally 500 of the largest companies in the US) or the Russell 1000 ® Growth Index (generally those stocks among the 1,000 largest US companies that have relatively higher price-to-earnings ratios and higher forecasted growth).
			Deutsche Inv. Mgmt. Americas Inc.
Deutsche Core Equity VIP	B
Seeks long-term growth of capital, current income and growth of income. Under normal   circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in equities, mainly common stocks. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.
			Deutsche Inv. Mgmt. Americas Inc.
Deutsche Global Growth VIP	B
Seeks long-term capital growth. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that portfolio management considers to be “blue chip” companies.
			Deutsche Inv. Mgmt. Americas Inc.
Deutsche Global Small Cap VIP	B
Seeks above-average capital appreciation over the long term. The fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 30% of the aggregate market capitalization of the S&P Developed Broad Market Index). The fund may invest up to 20% of total assets in common stocks and other equities of large companies or in debt securities, including up to 5% of net assets in junk bonds (grade BB/Ba and below). The fund may invest in common stocks and other types of equities such as preferred stocks or convertible securities.
			Deutsche Inv. Mgmt. Americas Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche Government & Agency Securities VIP	B
Seeks high current income consistent with preservation of capital. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and repurchase agreements of US government securities. The fund normally invests all of its assets in securities issued or guaranteed by the US government, its agencies or instrumentalities, except the fund may invest up to 10% of its net assets in cash equivalents, such as money market funds, and short-term bond funds. These securities may not be issued or guaranteed by the US government, its agencies or instrumentalities.
Deutsche Inv. Mgmt. Americas Inc.
Deutsche High Income VIP	B
Seeks a high level of current income. Under normal circumstances, the fund generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest up to 50% of total assets in bonds denominated in US dollars or foreign currencies from foreign issuers.
Deutsche Inv. Mgmt. Americas Inc.
Deutsche Large Cap Value VIP	B
Seeks a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000 ® Value Index and that portfolio management believes are undervalued. Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector. The fund may invest up to 20% of total assets in foreign securities.
Deutsche Inv. Mgmt. Americas Inc.
Deutsche Small Mid Cap Value VIP	B
Seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size US companies. While the fund invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities. The fund’s equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks. The fund may also invest in initial public offerings and real estate investment trusts.
Deutsche Inv. Mgmt. Americas Inc.
Dimensional VA Global Bond Portfolio		Seeks a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP
Dimensional VA International Small Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP

54

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Dimensional VA International Value Portfolio		Seeks long-term capital appreciation	Dimensional Fund Advisors LP
Dimensional VA Short-Term Fixed Portfolio		Seeks a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP
Dimensional VA U.S. Large Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Direxion Dynamic VP HY Bond
Seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.
Rafferty Asset Mgmt., LLC
Direxion VP Indexed Commodity Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Broad Commodity Index.	Rafferty Asset Mgmt., LLC
Direxion VP Indexed Managed Futures Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Managed Futures Index.	Rafferty Asset Mgmt., LLC
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's ® SmallCap 600 Index (S&P SmallCap 600 Index).	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's ® 500 Composite Stock Price Index (S&P 500 ® Index).	The Dreyfus Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation
Eaton Vance VT Floating-Rate Income		Seeks high level of current income.	Eaton Vance Management
Eaton Vance VT Large-Cap Value		Seeks total return.	Eaton Vance Management
Federated Fund for U.S. Government Securities II	II	Seeks current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Inv. Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Inv. Mgmt. Co.
Fidelity ® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc. and other investment advisers
Fidelity ® VIP Contrafund ®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity ® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity ® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Growth Opportunities	Service Class 2	Seeks capital growth.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity ® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc.
Fidelity ® VIP Mid Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 ® Index.	Fidelity SelectCo, LLC	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc., FIL Investment Advisors (UK) Ltd. and other investment advisers
Franklin Flex Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2	Seeks capital appreciation with current income as a secondary goal.	Franklin Advisers, Inc.
Franklin High Income VIP Fund	2	Seeks a high level of current income with capital appreciation as a secondary goal.	Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Goldman Sachs VIT High Quality Floating Rate	Service	Seeks a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF CLS AdvisorOne Global Diversified Equity		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VIF CLS AdvisorOne Global Growth		Seeks total return, consisting of capital growth and income.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VIF CLS AdvisorOne Growth and Income		Seeks a combination of current income and growth of capital.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VIF Floating Rate Strategies		Seeks a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Macro Opportunities		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Seeks growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF Total Return Bond		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks total return, comprised of capital appreciation and income.	Guggenheim Investments
Ibbotson Aggressive Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Balanced ETF Asset Allocation	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Conservative ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. S&P 500 Index	Series II	Seeks investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s ® 500 Composite Stock Price Index.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy		Seeks total return.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Balanced		Seeks total return through a combination of capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Dividend Opportunities		Seeks total return.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Energy		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Bond		Seeks a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Growth		Seeks to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Natural Resources		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Growth		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP High Income		Seeks total return through a combination of high current income and capital appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP International Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Limited-Term Bond		Seeks current income consistent with preservation of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Mid Cap Growth		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Real Estate Securities		Seeks total return through capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co.	Advantus Capital Mgmt.
Ivy Funds VIP Science and Technology		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Small Cap Growth		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Small Cap Value		Seeks capital appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Value		Seeks capital appreciation.	Waddell & Reed Inv. Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Inv. Mgmt. LLC

59

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMIM
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMIM
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMIM
JPMorgan Insurance Trust US Equity Portfolio	2	Seeks high total return from a portfolio of selected equity securities.	JPMIM
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Seeks growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Value Opportunities VC	VC	Seeks long-term capital appreciation.	Lord, Abbett & Co. LLC
MFS ® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT Research	Service	Seeks capital appreciation.	Massachusetts Fin. Srvcs. Co.

60

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
MFS ® VIT Total Return	Service	Seeks total return.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Fin. Srvcs. Co.
MFS ® VIT Utilities	Service	Seeks total return.	Massachusetts Fin. Srvcs. Co.
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return.	Morgan Stanley Inv. Mgmt. Inc.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation.	Morgan Stanley Inv. Mgmt. Inc.	Morgan Stanley Inv. Mgmt. Ltd
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund ® /VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Inv. Mgmt. Co. LLC

61

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Pioneer Inv. Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Pioneer Inv. Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Inv. Mgmt., Inc.
Pioneer High Yield VCT	II	Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer Inv. Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Pioneer Inv. Mgmt., Inc.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Pioneer Inv. Mgmt., Inc.
Power Income VIT	2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co. Inc.
Probabilities Fund	2	Seeks capital appreciation.	Co-Advised by: Probabilities Fund Mgmt., LLC and Princeton Fund Advisors, LLC
Putnam VT Absolute Return 500	IB
Seeks a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Inv. Mgmt., LLC	The Putnam Advisory Co., LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Inv. Mgmt., LLC
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Inv. Mgmt., LLC
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Inv. Mgmt., LLC
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Inv. Mgmt., LLC	The Putnam Advisory Co., LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Inv. Mgmt., LLC
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Inv. Mgmt., LLC
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Inv. Mgmt., LLC
Putnam VT Voyager	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC

62

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Banking	Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy	Seeks investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products	Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments
Rydex VIF Dow 2x Strategy
Seeks returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial Average SM . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy	Seeks investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50 ® Index.	Guggenheim Investments
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments

63

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Government Long Bond 1.2x Strategy
Seeks investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments
Rydex VIF Inverse Dow 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average SM . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Seeks total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s   current benchmark is the daily price movement   of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price   movement of the Long Treasury Bond is based   on the daily price change of the most recently   issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Mid-Cap Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse NASDAQ-100 ® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index ® . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

64

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse Russell 2000 ® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse S&P 500 Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy	Seeks investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ-100 ®	Seeks investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index ® .	Guggenheim Investments
Rydex VIF NASDAQ-100 ® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance   of the NASDAQ-100 Index ® . The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Nova
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments

65

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Real Estate	Seeks capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VIF Russell 2000 ® 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Russell 2000 ® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000 ® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P 500 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments

66

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF S&P SmallCap 600 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VIF Strengthening Dollar 2x Strategy
Seeks investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index ® . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market		Seeks security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VIF Weakening Dollar 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index ® . The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
SEI VP Balanced Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Conservative Strategy	III	Seeks to manage risk of loss while providing the opportunity for modest capital appreciation.	SIMC
SEI VP Defensive Strategy	III	Seeks to manage risk of loss while providing current income and opportunity for limited capital appreciation.	SIMC

67

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
SEI VP Market Growth Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Market Plus Strategy	III	Seeks long-term capital appreciation.	SIMC
SEI VP Moderate Strategy	III	Seeks capital appreciation, while managing the risk of loss.	SIMC
T. Rowe Price Blue Chip Growth	II	Seeks long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth.	Templeton Inv. Counsel, LLC
Templeton Global Bond VIP Fund	2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth.	Templeton Global Advisors Ltd.
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
Transparent Value Directional Allocation VI	II	Seeks investment results that, before fees and expenses, correspond generally to the performance of the Transparent Value Directional Allocation Index SM (the "Directional Allocation Index").	Guggenheim Partners Inv. Mgmt., LLC	Transparent Value Advisors, LLC
Van Eck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Assocs. Corp.
Van Eck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Assocs. Corp.
Virtus International Series	A	Seeks high total return consistent with reasonable risk.	Virtus Inv. Advisers, Inc.	Aberdeen
Virtus Multi-Sector Fixed Income Series	A	Seeks long-term total return.	Virtus Inv. Advisers, Inc.	Newfleet Asset Mgmt.
Virtus Premium AlphaSector™ Series	A	Seeks long-term capital appreciation.	Virtus Inv. Advisers, Inc.	F-Squared Investments
Virtus Real Estate Securities Series	A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Inv. Advisers, Inc.	Duff & Phelps
Virtus Small-Cap Growth Series	A	Seeks long-term capital growth.	Virtus Inv. Advisers, Inc.	Kanye Anderson Rudnick
Virtus Strategic Allocation Series	A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Inv. Advisers, Inc.	Euclid Advisors
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Inv., LLC	Voya Inv. Mgmt. Co. LLC

68

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Inv., LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and current income.	Directed Svcs. LLC	CBRE Clarion Securities LLC
Wells Fargo Advantage International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Intrinsic Value VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Metropolitan West Capital Mgmt., Inc.
Wells Fargo Advantage Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Opportunity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Small Cap Value VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co. and Western Asset Mgmt. Co. Ltd.

69

APPENDIX A

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31 . The following information does not include Subaccounts that were not available as of December 31, 2014 .

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
7Twelve™ Balanced Portfolio	2014	10.16	9.69	9,148
	2013 1	10.00	10.16	7,902
AB VPS Dynamic Asset Allocation (formerly AllianceBernstein VPS Dynamic Asset Allocation)	2014 2	10.00	9.96	0
AB VPS Global Thematic Growth (formerly AllianceBernstein VPS Global Thematic Growth )	2014	11.29	11.31	0
	2013 1	10.00	11.29	0
AB VPS Growth and Income (formerly AllianceBernstein VPS Growth and Income)	2014	10.84	11.33	0
	2013 1	10.00	10.84	0
AB VPS Small/Mid Cap Value (formerly AllianceBernstein VPS Small/Mid Cap Value)	2014	10.88	11.33	0
	2013 1	10.00	10.88	0
Adaptive Allocation Portfolio	2014	9.95	9.39	0
	2013 1	10.00	9.95	0
Alger Capital Appreciation	2014	11.37	12.33	10,133
	2013 1	10.00	11.37	0
Alger Large Cap Growth	2014	11.52	12.18	0
	2013 1	10.00	11.52	0
ALPS/Alerian Energy Infrastructure	2014	10.53	11.27	11,474
	2013 1	10.00	10.53	0
American Century VP Income & Growth	2014	10.86	11.67	1,824
	2013 1	10.00	10.86	0
American Century VP Inflation Protection	2014	9.60	9.48	0
	2013 1	10.00	9.60	0
American Century VP International	2014	10.95	9.88	0
	2013 1	10.00	10.95	0
American Century VP Mid Cap Value	2014	10.53	11.71	1,769
	2013 1	10.00	10.53	0
American Century VP Value	2014	10.56	11.40	207
	2013 1	10.00	10.56	0
American Funds IS ® Asset Allocation	2014 2	10.00	10.11	10,746
American Funds IS ® Blue Chip Income and Growth	2014 2	10.00	10.77	0
American Funds IS ® Global Bond	2014 2	10.00	9.43	0
American Funds IS ® Global Growth	2014 2	10.00	10.09	0
American Funds IS ® Global Growth and Income	2014 2	10.00	9.97	1,598
American Funds IS ® Global Small Capitalization	2014 2	10.00	9.85	0
American Funds IS ® Growth	2014 2	10.00	10.54	1,928
American Funds IS ® Growth-Income	2014 2	10.00	10.54	945
American Funds IS ® International	2014 2	10.00	9.36	0
American Funds IS ® International Growth and Income	2014 2	10.00	9.09	0
American Funds IS ® Mortgage	2014 2	10.00	9.91	0
American Funds IS ® New World	2014 2	10.00	8.98	3,087

A-1

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
American Funds IS ® U.S. Government/AAA-Rated Securities	2014 2	10.00	9.89	3,655
BlackRock Basic Value V.I.	2014	10.80	11.33	2,557
	2013 1	10.00	10.80	0
BlackRock Capital Appreciation V.I.	2014	11.47	11.91	1,557
	2013 1	10.00	11.47	0
BlackRock Equity Dividend V.I.	2014	10.63	11.09	4,199
	2013 1	10.00	10.63	0
BlackRock Global Allocation V.I.	2014	10.40	10.14	6,947
	2013 1	10.00	10.40	0
BlackRock Global Opportunities V.I.	2014	11.07	10.12	2,704
	2013 1	10.00	11.07	816
BlackRock High Yield V.I.	2014	10.33	10.12	9,514
	2013 1	10.00	10.33	0
BlackRock Large Cap Core V.I.	2014	11.08	11.88	4,593
	2013 1	10.00	11.08	0
BlackRock Large Cap Growth V.I.	2014	11.38	12.40	0
	2013 1	10.00	11.38	0
Deutsche Capital Growth VIP (formerly DWS Capital Growth VIP)	2014	11.31	12.19	0
	2013 1	10.00	11.31	0
Deutsche Core Equity VIP (formerly DWS Core Equity VIP)	2014	11.15	11.89	0
	2013 1	10.00	11.15	0
Deutsche Global Growth VIP (formerly DWS Global Growth VIP)	2014	10.94	10.44	0
	2013 1	10.00	10.94	0
Deutsche Global Small Cap VIP (formerly DWS Global Small Cap VIP )	2014	11.23	10.28	0
	2013 1	10.00	11.23	0
Deutsche Government & Agency Securities VIP (formerly DWS Government & Agency Securities VIP)	2014	9.84	9.88	0
	2013 1	10.00	9.84	0
Deutsche High Income VIP (formerly DWS High Income VIP)	2014	10.18	9.85	219
	2013 1	10.00	10.18	25,072
Deutsche Large Cap Value VIP (formerly DWS Large Cap Value VIP)	2014	10.68	11.27	0
	2013 1	10.00	10.68	0
Deutsche Small Mid Cap Value VIP (formerly DWS Small Mid Cap Value VIP)	2014	11.00	11.06	858
	2013 1	10.00	11.00	0
Dimensional VA Global Bond Portfolio	2014	9.80	9.61	0
	2013 1	10.00	9.80	0
Dimensional VA International Small Portfolio	2014	11.37	10.21	955
	2013 1	10.00	11.37	0
Dimensional VA International Value Portfolio	2014	11.15	9.86	1,455
	2013 1	10.00	11.15	0
Dimensional VA Short-Term Fixed Portfolio	2014	9.78	9.33	0
	2013 1	10.00	9.78	0
Dimensional VA U.S. Large Value Portfolio	2014	11.08	11.52	6,264
	2013 1	10.00	11.08	879
Dimensional VA U.S. Targeted Value Portfolio	2014	11.20	11.07	2,691
	2013 1	10.00	11.20	0

A-2

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Direxion Dynamic VP HY Bond	2014	10.02	9.57	0
	2013 1	10.00	10.02	0
Direxion VP Indexed Commodity Strategy	2014 2	10.00	8.98	0
Direxion VP Indexed Managed Futures Strategy	2014 2	10.00	11.11	0
Dreyfus IP Small Cap Stock Index	2014	11.14	11.21	3,280
	2013 1	10.00	11.14	1,210
Dreyfus IP Technology Growth	2014	11.66	11.88	2,007
	2013 1	10.00	11.66	0
Dreyfus Stock Index	2014	10.83	11.72	0
	2013 1	10.00	10.83	0
Dreyfus VIF Appreciation	2014	10.64	10.98	0
	2013 1	10.00	10.64	0
Dreyfus VIF International Value	2014	10.82	9.36	0
	2013 1	10.00	10.82	0
Eaton Vance VT Floating-Rate Income	2014 2	10.00	9.71	0
Eaton Vance VT Large-Cap Value	2014 2	10.00	10.39	1,560
Federated Fund for U.S. Government Securities II	2014	9.84	9.84	409
	2013 1	10.00	9.84	0
Federated High Income Bond II	2014	10.16	9.95	659
	2013 1	10.00	10.16	0
Fidelity® VIP Balanced	2014	10.60	11.16	255,631
	2013 1	10.00	10.60	4,469
Fidelity® VIP Contrafund®	2014	10.95	11.69	15,829
	2013 1	10.00	10.95	0
Fidelity® VIP Disciplined Small Cap	2014	11.09	11.13	0
	2013 1	10.00	11.09	0
Fidelity® VIP Emerging Markets	2014	10.42	10.08	2,506
	2013 1	10.00	10.42	0
Fidelity® VIP Growth & Income	2014	10.76	11.35	3,710
	2013 1	10.00	10.76	0
Fidelity® VIP Growth Opportunities	2014	10.99	11.77	7,370
	2013 1	10.00	10.99	0
Fidelity® VIP High Income	2014	10.17	9.81	597,601
	2013 1	10.00	10.17	0
Fidelity® VIP Index 500	2014	10.84	11.74	4,824
	2013 1	10.00	10.84	0
Fidelity® VIP Investment-Grade Bond	2014	9.84	9.93	2,071
	2013 1	10.00	9.84	0
Fidelity® VIP Mid Cap	2014	11.23	11.39	0
	2013 1	10.00	11.23	0
Fidelity® VIP Overseas	2014	11.46	10.05	0
	2013 1	10.00	11.46	0
Fidelity® VIP Real Estate	2014	9.06	11.25	2,777
	2013 1	10.00	9.06	1,125

A-3

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Strategic Income	2014	9.97	9.85	2,363
	2013 1	10.00	9.97	0
Franklin Flex Cap Growth VIP Fund	2014	11.49	11.66	804
	2013 1	10.00	11.49	780
Franklin Growth and Income VIP Fund	2014	10.82	11.29	0
	2013 1	10.00	10.82	0
Franklin High Income VIP Fund	2014	10.24	9.79	470,817
	2013 1	10.00	10.24	0
Franklin Income VIP Fund	2014	10.39	10.40	43,078
	2013 1	10.00	10.39	18,901
Franklin Large Cap Growth VIP Fund	2014	10.72	11.53	0
	2013 1	10.00	10.72	0
Franklin Mutual Global Discovery VIP Fund	2014	10.70	10.82	21,310
	2013 1	10.00	10.70	2,079
Franklin Mutual Shares VIP Fund	2014	10.68	10.94	3,555
	2013 1	10.00	10.68	1,227
Franklin Rising Dividends VIP Fund	2014	10l.76	11.19	20,160
	2013 1	10.00	10.76	0
Franklin Small Cap Value VIP Fund	2014	11.20	10.78	0
	2013 1	10.00	11.20	0
Franklin Small-Mid Cap Growth VIP Fund	2014	11.19	11.50	3,079
	2013 1	10.00	11.19	0
Franklin Strategic Income VIP Fund	2014	10.05	9.79	35,381
	2013 1	10.00	10.05	0
Franklin U.S. Government Securities VIP Fund	2014	9.84	9.73	6,587
	2013 1	10.00	9.84	0
Goldman Sachs VIT Growth Opportunities	2014	10.98	11.67	136
	2013 1	10.00	10.98	0
Goldman Sachs VIT High Quality Floating Rate	2014	9.82	9.39	327
	2013 1	10.00	9.82	0
Goldman Sachs VIT Large Cap Value	2014	10.77	11.60	204
	2013 1	10.00	10.77	0
Goldman Sachs VIT Mid Cap Value	2014	10.72	11.62	5,221
	2013 1	10.00	10.72	0
Goldman Sachs VIT Small Cap Equity Insights	2014	10.85	11.07	0
	2013 1	10.00	10.85	0
Goldman Sachs VIT Strategic Growth	2014	11.29	12.25	810
	2013 1	10.00	11.29	786
Goldman Sachs VIT Strategic International Equity	2014	10.94	9.66	0
	2013 1	10.00	10.94	0
Guggenheim VIF All Cap Value	2014	10.72	11.04	2,954
	2013 1	10.00	10.72	0
Guggenheim VIF CLS AdvisorOne Global Diversified Equity (formerly Guggenheim VIF CLS AdvisorOne Amerigo)	2014	10.67	10.56	0
	2013 1	10.00	10.67	0

A-4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF CLS AdvisorOne Global Growth (formerly Guggenheim VIF CLS AdvisorOne Select Allocation )	2014	10.47	10.30	0
	2013 1	10.00	10.47	0
Guggenheim VIF CLS AdvisorOne Growth and Income (formerly Guggenheim VIF CLS AdvisorOne Clermont )	2014	10.17	9.90	0
	2013 1	10.00	10.17	0
Guggenheim VIF Floating Rate Strategies	2014	10.06	9.85	1,665
	2013 1	10.00	10.06	0
Guggenheim VIF Global Managed Futures Strategy	2014	9.99	10.71	21,208
	2013 1	10.00	9.99	8,156
Guggenheim VIF High Yield	2014	10.17	9.97	5,749
	2013 1	10.00	10.17	0
Guggenheim VIF Large Cap Value	2014	10.71	11.21	427
	2013 1	10.00	10.71	0
Guggenheim VIF Long Short Equity	2014	10.44	10.26	754
	2013 1	10.00	10.44	0
Guggenheim VIF Macro Opportunities	2014	10.11	10.18	20,122
	2013 1	10.00	10.11	1,985
Guggenheim VIF Managed Asset Allocation	2014	10.43	10.64	300,015
	2013 1	10.00	10.43	0
Guggenheim VIF Mid Cap Value	2014	10.71	10.34	1,574
	2013 1	10.00	10.71	0
Guggenheim VIF Multi-Hedge Strategies	2014	9.79	9.80	3,402
	2013 1	10.00	9.79	0
Guggenheim VIF Small Cap Value	2014	10.92	10.30	9,407
	2013 1	10.00	10.92	1,595
Guggenheim VIF StylePlus Large Core	2014	10.90	12.04	0
	2013 1	10.00	10.90	0
Guggenheim VIF StylePlus Large Growth	2014	11.14	12.27	0
	2013 1	10.00	11.14	0
Guggenheim VIF StylePlus Mid Growth	2014	11.06	11.96	1,339
	2013 1	10.00	11.06	0
Guggenheim VIF StylePlus Small Growth	2014	11.19	11.64	1,514
	2013 1	10.00	11.19	0
Guggenheim VIF Total Return Bond	2014	10.04	10.38	50,283
	2013 1	10.00	10.04	0
Guggenheim VIF World Equity Income	2014	10.67	10.72	0
	2013 1	10.00	10.67	0
Ibbotson Aggressive Growth ETF Asset Allocation	2014	10.54	10.53	4,393
	2013 1	10.00	10.54	0
Ibbotson Balanced ETF Asset Allocation	2014	10.30	10.30	35,883
	2013 1	10.00	10.30	5,206
Ibbotson Conservative ETF Asset Allocation	2014	9.96	9.79	9,633
	2013 1	10.00	9.96	0
Ibbotson Growth ETF Asset Allocation	2014	10.47	10.48	27,275
	2013 1	10.00	10.47	5,794

A-5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ibbotson Income and Growth ETF Asset Allocation	2014	10.15	10.02	3,499
	2013 1	10.00	10.15	0
Invesco V.I. American Franchise	2014	11.85	12.26	0
	2013 1	10.00	11.85	0
Invesco V.I. American Value	2014	10.79	11.30	12,610
	2013 1	10.00	10.79	0
Invesco V.I. Balanced-Risk Allocation	2014 2	10.00	10.00	0
Invesco V.I. Comstock	2014	10.77	11.24	0
	2013 1	10.00	10.77	0
Invesco V.I. Core Equity	2014	10.71	11.05	0
	2013 1	10.00	10.71	0
Invesco V.I. Equity and Income	2014	10.43	10.85	32,746
	2013 1	10.00	10.43	5,071
Invesco V.I. Global Core Equity	2014	10.76	10.34	1,290
	2013 1	10.00	10.76	0
Invesco V.I. Global Health Care	2014	11.00	12.56	1,552
	2013 1	10.00	11.00	1,197
Invesco V.I. Global Real Estate	2014	9.54	10.43	194
	2013 1	10.00	9.54	0
Invesco V.I. Government Securities	2014	9.76	9.70	1,582
	2013 1	10.00	9.76	821
Invesco V.I. Growth and Income	2014	10.59	11.14	0
	2013 1	10.00	10.59	0
Invesco V.I. High Yield	2014	10.21	9.92	0
	2013 1	10.00	10.21	0
Invesco V.I. International Growth	2014	11.04	10.56	4,049
	2013 1	10.00	11.04	0
Invesco V.I. Managed Volatility	2014	9.63	11.08	2,184
	2013 1	10.00	9.63	0
Invesco V.I. Mid Cap Core Equity	2014	10.67	10.63	0
	2013 1	10.00	10.67	0
Invesco V.I. Mid Cap Growth	2014	11.14	11.48	0
	2013 1	10.00	11.14	0
Invesco V.I. S&P 500 Index	2014	10.83	11.70	102,377
	2013 1	10.00	10.83	0
Invesco V.I. Small Cap Equity	2014	11.02	10.76	0
	2013 1	10.00	11.02	0
Ivy Funds VIP Asset Strategy	2014	11.30	10.24	8,749
	2013 1	10.00	11.30	0
Ivy Funds VIP Balanced	2014	10.72	11.03	0
	2013 1	10.00	10.72	0
Ivy Funds VIP Core Equity	2014	11.17	11.72	1,391
	2013 1	10.00	11.17	0
Ivy Funds VIP Dividend Opportunities	2014	10.90	11.45	0
	2013 1	10.00	10.90	0

A-6

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy Funds VIP Energy	2014	10.71	9.16	784
	2013 1	10.00	10.71	0
Ivy Funds VIP Global Bond	2014	10.04	9.61	0
	2013 1	10.00	10.04	0
Ivy Funds VIP Global Growth (formerly Ivy Funds VIP International Growth)	2014	11.05	10.67	0
	2013 1	10.00	11.05	0
Ivy Funds VIP Global Natural Resources	2014 2	10.00	7.84	0
Ivy Funds VIP Growth	2014	11.58	12.38	0
	2013 1	10.00	11.58	0
Ivy Funds VIP High Income	2014	10.28	10.02	30,335
	2013 1	10.00	10.28	3,204
Ivy Funds VIP International Core Equity	2014	11.22	10.89	0
	2013 1	10.00	11.22	0
Ivy Funds VIP Limited-Term Bond	2014	9.84	9.50	542
	2013 1	10.00	9.84	0
Ivy Funds VIP Mid Cap Growth	2014	10.94	11.28	1,076
	2013 1	10.00	10.94	203
Ivy Funds VIP Real Estate Securities	2014	9.14	11.38	3,955
	2013 1	10.00	9.14	0
Ivy Funds VIP Science and Technology	2014	12.00	11.81	6,842
	2013 1	10.00	12.00	2,121
Ivy Funds VIP Small Cap Growth	2014	11.45	11.12	873
	2013 1	10.00	11.45	0
Ivy Funds VIP Small Cap Value	2014	10.70	10.96	0
	2013 1	10.00	10.70	0
Ivy Funds VIP Value	2014	10.83	11.49	0
	2013 1	10.00	10.83	0
Janus Aspen Enterprise	2014	10.87	11.67	5,809
	2013 1	10.00	10.87	1,558
Janus Aspen Forty	2014	11.30	11.72	0
	2013 1	10.00	11.30	0
Janus Aspen Janus Portfolio	2014	11.01	11.87	0
	2013 1	10.00	11.01	0
Janus Aspen Overseas	2014	10.99	9.24	676
	2013 1	10.00	10.99	0
Janus Aspen Perkins Mid Cap Value	2014	10.51	10.90	0
	2013 1	10.00	10.51	0
JPMorgan Insurance Trust Core Bond Portfolio	2014	9.80	9.82	0
	2013 1	10.00	9.80	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2014	11.08	12.24	9,629
	2013 1	10.00	11.08	2,061
JPMorgan Insurance Trust Small Cap Core Portfolio	2014	11.08	11.59	378
	2013 1	10.00	11.08	324
JPMorgan Insurance Trust US Equity Portfolio	2014	11.03	11.98	0
	2013 1	10.00	11.03	0

A-7

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Lord Abbett Series Bond-Debenture VC	2014	10.21	10.19	898,145
	2013 1	10.00	10.21	0
Lord Abbett Series Calibrated Dividend Growth VC	2014	10.71	11.42	0
	2013 1	10.00	10.71	0
Lord Abbett Series Classic Stock VC	2014	10.85	11.32	0
	2013 1	10.00	10.85	0
Lord Abbett Series Developing Growth VC	2014	11.47	11.38	5,840
	2013 1	10.00	11.47	1,505
Lord Abbett Series Fundamental Equity VC	2014	10.81	11.08	0
	2013 1	10.00	10.81	0
Lord Abbett Series Growth and Income VC	2014	10.83	11.15	0
	2013 1	10.00	10.83	0
Lord Abbett Series Growth Opportunities VC	2014	11.12	11.28	141
	2013 1	10.00	11.12	0
Lord Abbett Series Mid Cap Stock VC	2014	10.68	11.39	70
	2013 1	10.00	10.68	0
Lord Abbett Series Total Return VC	2014	9.90	10.04	0
	2013 1	10.00	9.90	0
Lord Abbett Series Value Opportunities VC	2014	10.98	11.44	0
	2013 1	10.00	10.98	0
MFS® VIT Emerging Markets Equity	2014	10.19	9.07	257
	2013 1	10.00	10.19	0
MFS ® VIT Global Tactical Allocation	2014 2	10.00	9.88	0
MFS® VIT High Yield	2014	10.18	9.98	0
	2013 1	10.00	10.18	0
MFS ® VIT II MA Investors Growth Stock (formerly MFS® VIT Investors Growth Stock)	2014	10.96	11.65	0
	2013 1	10.00	10.96	0
MFS ® VIT II Research International (formerly MFS® VIT Research International)	2014	10.72	9.53	0
	2013 1	10.00	10.72	0
MFS ® VIT International Value	2014 2	10.00	9.59	0
MFS® VIT Investors Trust	2014	10.92	11.56	0
	2013 1	10.00	10.92	0
MFS® VIT New Discovery	2014	11.19	9.90	0
	2013 1	10.00	11.19	0
MFS® VIT Research	2014	10.80	11.35	0
	2013 1	10.00	10.80	0
MFS® VIT Total Return	2014	10.43	10.80	1,412
	2013 1	10.00	10.43	0
MFS ® VIT Total Return Bond (formerly MFS® VIT Research Bond)	2014	9.89	9.99	0
	2013 1	10.00	9.89	0
MFS® VIT Utilities	2014	10.39	11.17	21,633
	2013 1	10.00	10.39	2,182
Morgan Stanley UIF Emerging Markets Debt	2014	9.82	9.66	0
	2013 1	10.00	9.82	0

A-8

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Morgan Stanley UIF Emerging Markets Equity	2014	10.12	9.24	767
	2013 1	10.00	10.12	0
Neuberger Berman AMT Guardian	2014	11.14	11.62	4,689
	2013 1	10.00	11.14	0
Neuberger Berman AMT Socially Responsive	2014	10.97	11.55	0
	2013 1	10.00	10.97	0
Oppenheimer Global Fund/VA	2014	10.96	10.70	911
	2013 1	10.00	10.96	0
Oppenheimer Global Strategic Income Fund/VA	2014	9.93	9.73	0
	2013 1	10.00	9.93	0
Oppenheimer International Growth Fund/VA	2014	10.98	9.75	10,650
	2013 1	10.00	10.98	4,838
Oppenheimer Main Street Small Cap Fund®/VA	2014	11.01	11.76	2,767
	2013 1	10.00	11.01	0
PIMCO VIT All Asset	2014	10.02	9.63	437
	2013 1	10.00	10.02	0
PIMCO VIT CommodityRealReturn Strategy	2014	9.52	7.41	0
	2013 1	10.00	9.52	0
PIMCO VIT Emerging Markets Bond	2014	9.86	9.57	3,697
	2013 1	10.00	9.86	0
PIMCO VIT Foreign Bond (Unhedged)	2014	9.98	9.57	0
	2013 1	10.00	9.98	0
PIMCO VIT Global Bond (Unhedged)	2014	9.76	9.54	0
	2013 1	10.00	9.76	0
PIMCO VIT Global Multi-Asset Managed Allocation	2014 2	10.00	9.96	0
PIMCO VIT High Yield	2014	10.14	10.01	0
	2013 1	10.00	10.14	0
PIMCO VIT Low Duration	2014	9.91	9.54	5,181
	2013 1	10.00	9.91	1,630
PIMCO VIT Real Return	2014	9.61	9.46	2,817
	2013 1	10.00	9.61	0
PIMCO VIT Short-Term	2014	9.84	9.47	0
	2013 1	10.00	9.84	0
PIMCO VIT Total Return	2014	9.86	9.82	46,504
	2013 1	10.00	9.86	13,938
Pioneer Bond VCT	2014	9.94	10.05	4,596
	2013 1	10.00	9.94	1,225
Pioneer Emerging Markets VCT	2014	10.84	9.04	0
	2013 1	10.00	10.84	0
Pioneer Equity Income VCT	2014	10.60	11.43	0
	2013 1	10.00	10.60	0
Pioneer High Yield VCT	2014	10.25	9.77	28,348
	2013 1	10.00	10.25	0
Pioneer Real Estate Shares VCT	2014	9.07	11.32	0
	2013 1	10.00	9.07	0

A-9

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Pioneer Strategic Income VCT	2014	9.92	9.83	88
	2013 1	10.00	9.92	0
Power Income VIT	2014	9.97	9.43	153,591
	2013 1	10.00	9.97	16,250
Probabilities Fund	2014	9.93	9.95	755,793
	2013 1	10.00	9.93	551,816
Putnam VT Absolute Return 500	2014	9.91	9.84	24,282
	2013 1	10.00	9.91	22,269
Putnam VT Capital Opportunities	2014	10.93	11.20	0
	2013 1	10.00	10.93	0
Putnam VT Diversified Income	2014	10.20	9.79	4,485
	2013 1	10.00	10.20	0
Putnam VT Equity Income	2014	10.71	11.54	23,257
	2013 1	10.00	10.71	3,923
Putnam VT Global Asset Allocation	2014	10.60	11.10	909
	2013 1	10.00	10.60	0
Putnam VT Growth Opportunities	2014	11.38	12.40	0
	2013 1	10.00	11.38	0
Putnam VT High Yield	2014	10.23	9.94	489
	2013 1	10.00	10.23	0
Putnam VT Income	2014	10.05	10.23	60,268
	2013 1	10.00	10.05	0
Putnam VT Investors	2014	11.02	12.00	3,553
	2013 1	10.00	11.02	0
Putnam VT Voyager	2014	11.81	12.39	0
	2013 1	10.00	11.81	0
Rydex VIF Banking	2014	10.74	10.62	0
	2013 1	10.00	10.74	0
Rydex VIF Basic Materials	2014	10.87	10.21	0
	2013 1	10.00	10.87	10,078
Rydex VIF Biotechnology	2014	10.82	13.73	5,220
	2013 1	10.00	10.82	0
Rydex VIF Commodities Strategy	2014	9.59	6.05	940
	2013 1	10.00	9.59	0
Rydex VIF Consumer Products	2014	10.30	11.10	30,880
	2013 1	10.00	10.30	0
Rydex VIF Dow 2x Strategy	2014	11.31	12.64	3,846
	2013 1	10.00	11.31	0
Rydex VIF Electronics	2014	10.79	12.77	0
	2013 1	10.00	10.79	0
Rydex VIF Energy	2014	10.69	8.32	4,985
	2013 1	10.00	10.69	0
Rydex VIF Energy Services	2014	10.35	6.99	4,659
	2013 1	10.00	10.35	0

A-10

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Europe 1.25x Strategy	2014	11.51	9.64	0
	2013 1	10.00	11.51	3,455
Rydex VIF Financial Services	2014	10.39	11.19	912
	2013 1	10.00	10.39	0
Rydex VIF Government Long Bond 1.2x Strategy	2014	9.23	11.89	594
	2013 1	10.00	9.23	10,222
Rydex VIF Health Care	2014	10.99	13.11	36,565
	2013 1	10.00	10.99	0
Rydex VIF Internet	2014	12.07	11.77	1,014
	2013 1	10.00	12.07	0
Rydex VIF Inverse Dow 2x Strategy	2014	8.14	6.09	4,463
	2013 1	10.00	8.14	0
Rydex VIF Inverse Government Long Bond Strategy	2014	10.20	7.32	0
	2013 1	10.00	10.20	0
Rydex VIF Inverse Mid-Cap Strategy	2014	8.76	7.41	0
	2013 1	10.00	8.76	0
Rydex VIF Inverse NASDAQ-100® Strategy	2014	8.23	6.40	0
	2013 1	10.00	8.23	0
Rydex VIF Inverse Russell 2000® Strategy	2014	8.57	7.47	0
	2013 1	10.00	8.57	11,307
Rydex VIF Inverse S&P 500 Strategy	2014	8.72	7.13	2,861
	2013 1	10.00	8.72	0
Rydex VIF Japan 2x Strategy	2014	10.45	8.45	0
	2013 1	10.00	10.45	0
Rydex VIF Leisure	2014	11.19	11.51	0
	2013 1	10.00	11.19	0
Rydex VIF Mid-Cap 1.5x Strategy	2014	11.20	11.99	9,630
	2013 1	10.00	11.20	0
Rydex VIF NASDAQ-100®	2014	11.39	12.80	69,228
	2013 1	10.00	11.39	3,481
Rydex VIF NASDAQ-100® 2x Strategy	2014	13.25	17.31	4,586
	2013 1	10.00	13.25	0
Rydex VIF Nova	2014	11.33	12.85	5,215
	2013 1	10.00	11.33	0
Rydex VIF Precious Metals	2014	9.35	7.39	872
	2013 1	10.00	9.35	0
Rydex VIF Real Estate	2014	9.30	10.76	45,242
	2013 1	10.00	9.30	0
Rydex VIF Retailing	2014	10.66	11.08	30,990
	2013 1	10.00	10.66	6,498
Rydex VIF Russell 2000® 1.5x Strategy	2014	11.46	11.43	397
	2013 1	10.00	11.46	2,000
Rydex VIF Russell 2000® 2x Strategy	2014	12.12	12.19	0
	2013 1	10.00	12.12	0

A-11

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF S&P 500 2x Strategy	2014	11.85	14.13	39,872
	2013 1	10.00	11.85	0
Rydex VIF S&P 500 Pure Growth	2014	11.20	12.04	71,922
	2013 1	10.00	11.20	0
Rydex VIF S&P 500 Pure Value	2014	11.36	12.06	11,582
	2013 1	10.00	11.36	0
Rydex VIF S&P MidCap 400 Pure Growth	2014	11.21	10.56	2,074
	2013 1	10.00	11.21	3,549
Rydex VIF S&P MidCap 400 Pure Value	2014	10.86	11.08	1,119
	2013 1	10.00	10.86	0
Rydex VIF S&P SmallCap 600 Pure Growth	2014	11.36	10.87	2,099
	2013 1	10.00	11.36	0
Rydex VIF S&P SmallCap 600 Pure Value	2014	11.11	10.76	1,151
	2013 1	10.00	11.11	0
Rydex VIF Strengthening Dollar 2x Strategy	2014	8.94	10.51	0
	2013 1	10.00	8.94	0
Rydex VIF Technology	2014	11.45	12.08	29,819
	2013 1	10.00	11.45	6,112
Rydex VIF Telecommunications	2014	10.63	10.43	3,069
	2013 1	10.00	10.63	6,579
Rydex VIF Transportation	2014	11.40	13.39	0
	2013 1	10.00	11.40	0
Rydex VIF U.S. Government Money Market	2014	9.78	9.36	697,179
	2013 1	10.00	9.78	133,608
Rydex VIF Utilities	2014	9.65	11.35	409
	2013 1	10.00	9.65	0
Rydex VIF Weakening Dollar 2x Strategy	2014	10.45	7.80	0
	2013 1	10.00	10.45	0
SEI VP Balanced Strategy	2014 2	10.00	9.86	0
SEI VP Conservative Strategy	2014 2	10.00	9.82	0
SEI VP Defensive Strategy	2014 2	10.00	9.74	9,762
SEI VP Market Growth Strategy	2014 2	10.00	9.88	0
SEI VP Market Plus Strategy	2014 2	10.00	9.96	0
SEI VP Moderate Strategy	2014 2	10.00	9.93	0
T. Rowe Price Blue Chip Growth	2014	11.63	12.11	24,133
	2013 1	10.00	11.63	3,557
T. Rowe Price Equity Income	2014	10.64	10.90	5,792
	2013 1	10.00	10.64	0
T. Rowe Price Health Sciences	2014	11.37	14.27	13,753
	2013 1	10.00	11.37	2,132
T. Rowe Price Limited-Term Bond	2014	9.82	9.43	4,433
	2013 1	10.00	9.82	0
Templeton Developing Markets VIP Fund	2014	10.24	8.97	2,359
	2013 1	10.00	10.24	1,089

A-12

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Templeton Foreign VIP Fund	2014	11.25	9.56	1,121
	2013 1	10.00	11.25	0
Templeton Global Bond VIP Fund	2014	10.03	9.77	7,169
	2013 1	10.00	10.03	2,326
Templeton Growth VIP Fund	2014	11.22	10.43	326
	2013 1	10.00	11.22	0
Third Avenue Value	2014	10.37	10.36	1,766
	2013 1	10.00	10.37	0
Transparent Value Directional Allocation VI	2014 3	10.00	9.60	2,014
Van Eck VIP Global Gold	2014	8.76	7.87	16,533
	2013 1	10.00	8.76	4,718
Van Eck VIP Global Hard Assets	2014	10.89	8.40	3,471
	2013 1	10.00	10.89	0
Virtus International Series	2014	10.31	9.47	0
	2013 1	10.00	10.31	0
Virtus Multi-Sector Fixed Income Series	2014	10.05	9.80	0
	2013 1	10.00	10.05	0
Virtus Premium AlphaSector™ Series	2014	10.75	10.51	343,983
	2013 1	10.00	10.75	112,040
Virtus Real Estate Securities Series	2014	9.05	11.39	7,028
	2013 1	10.00	9.05	0
Virtus Small-Cap Growth Series	2014 2	10.00	11.21	0
Virtus Strategic Allocation Series	2014	10.65	10.95	921
	2013 1	10.00	10.65	0
Voya MidCap Opportunities Portfolio	2014	10.76	11.15	0
	2013 1	10.00	10.76	0
VY Clarion Global Real Estate Portfolio	2014	9.67	10.51	3,127
	2013 1	10.00	9.67	0
VY Clarion Real Estate Portfolio	2014	9.13	11.33	1,784
	2013 1	10.00	9.13	0
Wells Fargo Advantage International Equity VT	2014	10.89	9.86	0
	2013 1	10.00	10.89	0
Wells Fargo Advantage Intrinsic Value VT	2014	10.72	11.31	0
	2013 1	10.00	10.72	0
Wells Fargo Advantage Omega Growth VT	2014	11.52	11.45	9,410
	2013 1	10.00	11.52	3,666
Wells Fargo Advantage Opportunity VT	2014	10.81	11.42	1,127
	2013 1	10.00	10.81	0
Wells Fargo Advantage Small Cap Value VT	2014	10.29	10.28	0
	2013 1	10.00	10.29	0
Western Asset Variable Global High Yield Bond	2014	10.19	9.60	477,035
	2013 1	10.00	10.19	0
1       For the period July 15, 2013 (date of inception) to December 31, 2013.
2       For the period May 1, 2014 (the date first publicly offered) to December 31, 2014.
3       For the period June 2, 2014 (the date first publicly offered) to December 31, 2014.

A-13

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued before April 18, 2011)

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2015

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2015 , as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

V6915A	32-69151-01 2015 /05/01

Table of Contents

GENERAL INFORMATION AND HISTORY	3
Safekeeping of Assets	3
METHOD OF DEDUCTING THE EXCESS CHARGE	3
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS	4
Section 403(b)	4
Roth 403(b)	4
Sections 408 and 408A	5
PERFORMANCE INFORMATION	5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	6
FINANCIAL STATEMENTS	6

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (”the Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The mortality and expense risk charge of 0.20% (0.00% if the 5-year schedule is selected) and the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount), on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:

1.	the amount of subaccount adjustment per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.

The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and one optional rider, the Return of Premium Death Benefit Rider, the Excess Charge would be computed as follows:

Excess Charge on an Annual Basis	0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:

3

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Subaccount Adjustment Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 120.75

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02415 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the monthly subaccount adjustment reinvestment.

After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $18,000 for tax year 2015 . The $18,000 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $6,000 can be made to a 403(b) annuity during the 2015 tax year. The $6,000 limit may be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2015 is the lesser of (i)  $53,000 or (ii) 100% of the employee’s annual compensation.

Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions— $18,000 in 2015 with a $6,000 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $18,000 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $10,000 in contributions to a traditional 403(b) contract in the same year.

4

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or$5,500 (for 2015 ). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2015 ) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2015 ) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $53,000 (for 2015 ). Salary reduction contributions, if any, are subject to additional annual limits.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 1.45%; (2) the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount); and (3) the contingent deferred sales charge.

Other total return figures (referred to as “Non-Standardized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge; provided that such figures do not

5

reflect the addition of any Credit Enhancement. The contingent deferred sales charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity  and EliteDesigns II Variable Annuity at December 31, 2014 , and for each of the specified periods ended December 31, 2014 and 2013, or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2014 , and for each of the specified periods ended December 31, 2014 and 2013, or for portions of such periods as disclosed in the financial statements are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued on or after April 18, 2011)

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2015

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2015 , as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

V6915C (PRS)	32-69150-03 2015/05/01

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (”the Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The mortality and expense risk charge of 0.20% and the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount), on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:

1.	the amount of subaccount adjustment per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.

The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and one optional rider, the Return of Premium Death Benefit Rider (with an annual charge of 0.35% for Contracts issued on or after December 28, 2012), the Excess Charge would be computed as follows:

Excess Charge on an Annual Basis	0.35%

3

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00297
Net Subaccount Adjustment Per Unit		$ 0.02203
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 110.15

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02203 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 11.043 Accumulation Units. On the Reinvestment Date, 11.043 Accumulation Units are added to Contract Value for a total of 5,011.043 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,011.043 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,985.15 after the monthly subaccount adjustment reinvestment.

After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2015 ). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2015 ) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for  2015 ) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $53,000 (for 2015 ). Salary reduction contributions, if any, are subject to additional annual limits.

4

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 0.20%, (2) the highest Return of Premium Death Benefit Rider charge of 0.35%; and (3) the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2014 , and for each of the specified periods ended December 31, 2014 and 2013, or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200

5

Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2014 , and for each of the specified periods ended December 31, 2014 and 2013, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

ELITEDESIGNS® II VARIABLE ANNUITY

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2015

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns II Variable Annuity dated May 1, 2015 , as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

V6915K (COMM)	32-69150-11 2015/05/01

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (”the Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The mortality and expense risk charge of 1.20% and the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount), on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:

1.	the amount of subaccount adjustment per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.

The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and the Return of Premium Death Benefit Rider (with an annual charge of 0.35%), the Excess Charge would be computed as follows:

Excess Charge on an Annual Basis	0.35%

3

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00297
Net Subaccount Adjustment Per Unit		$ 0.02203
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 110.15

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02203 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 11.043 Accumulation Units. On the Reinvestment Date, 11.043 Accumulation Units are added to Contract Value for a total of 5,011.043 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,011.043 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,985.15 after the monthly subaccount adjustment reinvestment.

After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2015 ). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2015 ) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2015 ) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $53,000 (for 2015 ). Salary reduction contributions, if any, are subject to additional annual limits.

4

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 1.20%, (2) the highest Return of Premium Death Benefit Rider charge of 0.35%; and (3) the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2014 , and for each of the specified periods ended December 31, 2014 and 2013, or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200

5

Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2014 , and for each of the specified periods ended December 31, 2014 and 2013, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

Consolidated Financial Statements

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Years Ended December 31, 2014, 2013, and 2012
With Report of Independent Auditors

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Consolidated Financial Statements

Years Ended December 31, 2014, 2013, and 2012

Report of Independent Auditors

The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries (the Company), a wholly owned subsidiary of Security Benefit Corporation, which comprise the consolidated balance sheets as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, changes in stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2014, and the related notes to the consolidated financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Security Benefit Life Insurance Company and subsidiaries at December 31, 2014 and 2013, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles.

ERNST & YOUNG LLP
April 30, 2015

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Consolidated Balance Sheets

	December 31
	2014	2013
	(In Thousands)
Assets
Investments:
Securities available for sale:
Fixed maturities (includes $1,226.9 million and $123.2 million related to consolidated variable interest entities for 2014
and 2013, respectively)	$13,251,101	$8,449,726
Equities	112,130	148,390
Securities fair value option:
Fixed maturities	184,415	235,507
Equities	1,026	943
Mortgage loans	15,810	40,020
Synthetic bonds	9,703	8,463
Notes receivable from related parties	1,540,658	739,946
Mortgage loans	538,551	485,791
Policy loans	413,188	475,577
Cash and cash equivalents	1,639,775	2,549,596
Short-term investments	704,794	848,359
Call options	660,424	403,621
Other invested assets	299,068	337,204
Total investments	19,370,643	14,723,143

Accrued investment income ( includes $17.0 million and $376
thousand related to consolidated variable interest entities for
2014 and 2013, respectively)	212,400	114,872
Accounts receivable	287,602	103,945
Reinsurance recoverable	2,669,811	2,767,794
Deferred tax asset	–	19,458
Property and equipment, net	45,208	46,634
Deferred policy acquisition costs	629,962	323,673
Deferred sales inducement costs	823,007	626,719
Value of business acquired	32,102	35,588
Other assets	77,674	118,559
Separate account assets	5,692,529	5,536,191
Total assets	$29,840,938	$24,416,576

3

	December 31
	2014	2013
	(In Thousands)
Liabilities and stockholder’s equity
Liabilities:
Policy reserves and annuity account values	$21,342,887	$17,033,740
Funds withheld	234,857	345,695
Accounts payable and accrued expenses	119,591	147,623
Deferred income tax liability	62,861	–
Surplus notes payable	127,467	125,628
Notes payable related to commission assignments	106,550	33,500
Mortgage debt	26,911	29,581
Debt from consolidated variable interest entities	361,428	–
Long-term debt - SAILES 2-0, LLC	90,742	97,279
Other liabilities	319,679	256,861
Repurchase agreements	241,195	127,535
Separate account liabilities	5,692,529	5,536,191
Total liabilities	28,726,697	23,733,633

Stockholder’s equity:
Common stock, $10 par value, 1,000,000 shares
authorized, 700,000 issued and outstanding	7,000	7,000
Additional paid-in capital	848,492	523,492
Accumulated other comprehensive income	116,357	20,011
Retained earnings	142,392	132,440
Total stockholder’s equity	1,114,241	682,943

Total liabilities and stockholder’s equity	$29,840,938	$24,416,576

See accompanying notes.

4

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Consolidated Statements of Operations

	Year Ended December 31
	2014	2013	2012
	(In Thousands)
Revenues:
Net investment income	$724,572	$470,069	$357,892
Asset-based fees	75,501	71,971	68,612
Other product charges	110,237	49,533	56,840
Net realized/unrealized gains, excluding impairment
losses on available-for-sale securities	189,208	196,825	39,323
Total other-than-temporary impairment losses on
available-for-sale securities	(6,361)	(2,414)	(5,982)
Portion of impairment losses on available-for-sale
securities recognized in other comprehensive income	1,083	3	32
Other revenues	46,987	37,304	18,812
Total revenues	1,141,227	823,291	535,529

Benefits and expenses:
Interest credited to account balances	341,736	218,816	164,756
Other benefits	229,995	148,192	20,731
Total benefits	571,731	367,008	185,487

Commissions and other operating expenses	165,364	146,565	138,258
Amortization of deferred policy acquisition
costs, deferred sales inducement costs, and
value of business acquired	195,867	106,014	45,384
Interest expense	30,957	24,395	15,951
Total benefits and expenses	963,919	643,982	385,080

Income before income tax expense	177,308	179,309	150,449
Income tax expense	48,956	55,024	35,845
Net income	$128,352	$124,285	$114,604

See accompanying notes.

5

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Consolidated Statements of Comprehensive Income

	Year Ended December 31
	2014	2013	2012
	(In Thousands)

Net income	$128,352	$124,285	$114,604
Other comprehensive income (loss), net of income taxes:
Net unrealized and realized gains (losses) on
available-for-sale securities	208,494	(181,490)	133,909
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs, value of business
acquired and deferred sales inducement costs	(62,697)	43,083	(28,762)
Policy reserves and annuity account values	(49,451)	25,927	(14,671)

Other comprehensive income (loss)	96,346	(112,480)	90,476

Comprehensive income	$224,698	$11,805	$205,080

See accompanying notes.

6

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Consolidated Statements of Changes in Stockholder’s Equity

			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained
	Stock	Capital	Income (Loss)	Earnings	Total
	(In Thousands)

Balance at January 1, 2012	$7,000	$463,492	$42,015	$94,022	$606,529
Net income	–	–	–	114,604	114,604
Other comprehensive income	–	–	90,476	–	90,476
Dividends paid	–	–	–	(45,606)	(45,606)
Balance at December 31, 2012	7,000	463,492	132,491	163,020	766,003
Capital contribution from parent	–	60,000	–	–	60,000
Net income	–	–	–	124,285	124,285
Other comprehensive loss	–	–	(112,480)	–	(112,480)
Dividends paid	–	–	–	(154,865)	(154,865)
Balance at December 31, 2013	7,000	523,492	20,011	132,440	682,943
Capital contribution from parent	–	325,000	–	–	325,000
Net income	–	–	–	128,352	128,352
Other comprehensive income	–	–	96,346	–	96,346
Dividends paid	–	–	–	(118,400)	(118,400)
Balance at December 31, 2014	$7,000	$848,492	$116,357	$142,392	$1,114,241

See accompanying notes.

7

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Consolidated Statements of Cash Flows

	Year Ended December 31
	2014	2013	2012
	(In Thousands)
Operating activities
Net income	$128,352	$124,285	$114,604
Adjustments to reconcile net income to net cash and
cash equivalents (used in) provided by operating activities:
Net realized/unrealized gains	(182,166)	(194,884)	(33,376)
Amortization of investment premiums and discounts	(47,834)	(12,891)	(25,715)
Annuity and interest-sensitive life products –
interest credited to account balances	341,736	218,816	164,756
Depreciation and amortization	7,260	6,550	2,348
Policy acquisition costs deferred	(507,325)	(275,938)	(74,512)
Amortization of deferred policy acquisition costs,
deferred sales inducement costs, and
value of business acquired	195,867	106,014	45,384
Net sales (purchases) of bonds, fair value option	59,285	(6,806)	(11,066)
Net purchases of equities, fair value option	–	(1,000)	–
Net sales of mortgage loans, at fair value	24,124	43,135	11,117
Change in funds withheld	(110,838)	(643,728)	59,240
Deferred income taxes	40,385	26,781	(55,490)
Change in accounts payable and other liabilities	34,786	234,445	113,013
Other changes in operating assets and liabilities	(12,624)	32,497	13,075
Net cash and cash equivalents provided by (used in) operating
activities	(28,992)	(342,724)	323,378

Investing activities
Sales, maturities, or repayments of investments:
Fixed maturities available for sale	2,805,558	1,519,097	1,980,634
Equity securities available for sale	98,955	30,603	40,191
Synthetic bonds	–	4,833	39,667
Notes receivable from related parties	732,820	2,039,626	2,262,662
Mortgage loans	16,623	5,087	975
Call options	218,463	120,075	22,229
Other invested assets	168,966	21,898	192,506
	4,041,385	3,741,219	4,538,864
Acquisitions of investments:
Fixed maturities available for sale	(7,232,784)	(5,202,498)	(2,802,050)
Equity securities available for sale	(59,749)	(61,816)	(46,526)
Synthetic bonds	–	–	(21,066)
Bonds held to maturity	–	–	(531,890)
Notes receivable from related parties	(1,540,495)	(2,060,630)	(2,373,823)
Mortgage loans	(69,383)	(299,499)	(184,950)
Call options	(290,930)	(276,388)	(139,999)
Other invested assets	(101,942)	(157,001)	(88,800)
	(9,295,283)	(8,057,832)	(6,189,104)

Net (purchases) sales of short-term investments	115,181	(844,473)	203
Net decrease (increase) in policy loans	62,389	18,584	(372,592)
Net cash and cash equivalents used in investing activities	(5,076,328)	(5,142,502)	(2,022,629)

8

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Consolidated Statements of Cash Flows (continued)

	Year Ended December 31
	2014	2013	2012
	(In Thousands)
Financing activities
Payments on mortgage debt and long-term debt	$(187,189)	$(7,093)	$(2,335)
Issuance of notes payable related to commission assignments and consolidated VIEs	612,460	127,512	8,000
Capital contribution from parent	325,000	60,000	–
Dividends paid to parent	(118,400)	(154,865)	(45,606)
Net change in repurchase agreements	113,660	(177,035)	237,795
Deposits to annuity account balances	4,747,434	6,493,144	3,697,891
Withdrawals from annuity account balances	(1,297,466)	(300,199)	(840,366)
Net cash and cash equivalents provided by financing activities	4,195,499	6,041,464	3,055,379

Increase (decrease) in cash and cash equivalents	(909,821)	556,238	1,356,128
Cash and cash equivalents at beginning of year	2,549,596	1,993,358	637,230
Cash and cash equivalents at end of year	$1,639,775	$2,549,596	$1,993,358

Supplemental disclosures of cash flow information
Cash paid during the year for:
Interest	$26,280	$20,747	$14,363
Income taxes	$28,818	$99,507	$66,851

Supplemental disclosures of noncash information
The following are noncash assets and liabilities transferred in and out related to reinsurance agreements (see Note 10) and exchanges for new intercompany promissory notes (see Note 16).

Assets (liabilities) transferred out:
Securities available for sale:
Bonds	$–	$1,089,375	$–
Mortgage loans, at fair value	–	110,794	–
Other invested assets	–	22,493	–
Notes receivable from related parties	–	–	246,137
Deferred policy acquisition costs	–	–	33,379
Deferred sales inducement costs	–	–	1,276
Policy reserves	–	–	(1,725,610)
Funds withheld	–	(1,222,662)	–
Total assets (liabilities) transferred out	$–	$–	$(1,444,818)

Assets (liabilities) transferred in:
Securities available for sale:
Equities	$–	$–	$36,137
Bonds, fair value option	–	–	231,754
Mortgage loans, at fair value	–	–	207,189
Policy loans	–	–	22,947
Other invested assets	–	–	210,000
Funds withheld	–	–	(2,152,845)
Total assets (liabilities) transferred in	$–	$–	$(1,444,818)

See accompanying notes.

9

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements

December 31, 2014

1. Nature of Operations and Significant Accounting Policies

Nature of Operations

Security Benefit Life Insurance Company (SBL), together with its subsidiaries and consolidated variable interest entities (VIEs) (see Note 3) (referred to herein, collectively, as the Company), a wholly owned subsidiary of Security Benefit Corporation (SBC), is an industry leader in the retirement savings market.  The Company offers a diversified portfolio of individual and group annuities and mutual fund products through a multi-channel distribution structure throughout the United States.

Basis of Presentation

The consolidated financial statements for the years ended December 31, 2014 and 2013 include the operations and accounts of SBL and its subsidiaries, Security Distributors, Inc. (SDI); Gennessee Insurance Agency, LLC (Gennessee); Dunbarre Insurance Agency, LLC (Dunbarre); which was formed in August 2013; SAILES 2-0, LLC, which was formed in February 2013; and the consolidated VIEs. The consolidated financial statements for the year ended December 31, 2012 include the operations and accounts of SBL and its subsidiaries, SDI and Gennessee.

SDI is registered as a broker-dealer with the Securities and Exchange Commission (SEC) and is a member of the Financial Industry Regulatory Authority.

Significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of the consolidated financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed.  Significant estimates and assumptions include the valuation of investments; valuation of derivative financial instruments; determination of other-than-temporary impairments of investments; amortization of deferred policy acquisition costs (DAC), deferred sales inducement costs (DSI), and value of business acquired (VOBA); calculation of liabilities for future policy benefits; and the calculation of income taxes and the recognition of deferred income tax assets and liabilities. Management believes that the estimates used in preparing its consolidated financial statements are reasonable.

10

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Recently Issued Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers. This authoritative guidance outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers, and supersedes most current revenue recognition guidance, including industry-specific guidance.  The core principle of the revenue standard is that an entity recognize revenue to reflect the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for the good or service.  The guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to fulfill a contract.  Entities have the option of using either a full retrospective or a modified retrospective approach for the adoption of the new standard, which becomes effective for fiscal years beginning after December 15, 2016; early adoption is not permitted.  Therefore, ASU 2014-09 will be effective for the Company’s fiscal year beginning January 1, 2017.  The Company is currently evaluating the impacts of this new guidance on the consolidated financial statements.

In June 2014, the FASB issued ASU No. 2014-11, Transfers and Servicing (ASC 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. This amendment requires that repurchase-to-maturity transactions be accounted for as secured borrowings and requires separate accounting for a transfer of a financial asset executed contemporaneously with a repurchase agreement with the same counterparty which will result in secured borrowing accounting for the repurchase agreement. This amendment also requires additional disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  This amendment is effective for fiscal years beginning after December 15, 2014 and will become effective for the Company on January 1, 2015.  Adoption of ASU 2014-11 is not expected to have a material impact on the consolidated financial statements.

Investments

Fixed maturities include bonds, asset-backed securities and redeemable preferred stock.  Fixed maturities are classified as available for sale and carried at fair value, with related unrealized

11

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

gains and losses reflected as a component of accumulated other comprehensive income or loss (AOCI) in the statement of comprehensive income, net of adjustments related to DAC, DSI, VOBA, policy reserves and annuity account values and applicable income taxes. The adjustment related to DAC, DSI, VOBA and policy reserves and annuity account values represents the impact from treating the unrealized gains or losses as if they were realized.

Equity securities include common stocks and non-redeemable preferred stocks. Equity securities are classified as available for sale and are carried at fair value, with related unrealized gains and losses reflected as a component of AOCI, net of applicable income taxes.

The Company utilizes the fair value option for certain fixed maturities and commercial mortgage loans segregated to support the funds withheld reinsurance liability (see Note 10) and certain fixed maturity securities that have embedded derivative features. The change in fair value of these financial instruments is recognized through net realized/unrealized gains (losses) in the consolidated statements of operations.

Realized capital gains and losses on sales of investments are determined using the average cost method. Unrealized capital gains and losses related to fair value option securities are reported as a component of net realized/unrealized gains (losses) in the consolidated statements of operations. Other-than-temporary impairments (OTTIs) are reported separately in the consolidated statements of operations.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income.

Cash and cash equivalents include operating cash, other investments with original maturities of 90 days or less, and money market funds principally supported with cash and cash equivalent funds. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

12

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Restricted cash consists of cash pledged by the Company as collateral, cash restricted for distribution to former policyholders, and cash held in accordance with SEC regulations for exclusive benefit of the Company’s clients. All restricted cash has been segregated from the Company’s operating cash accounts.  At December 31, 2014 and 2013, the Company held restricted cash of $11.9 million and $10.9 million, respectively.

The Company has agreed to provide a short-term loan facility through bridge or revolver loans to borrowers until permanent financing can be secured or an existing obligation or project is completed. The Company receives a commitment fee and interest on the amounts funded.  Open commitments on bridge loans and revolvers are disclosed in Note 14.

Policy loans are reported at unpaid principal.

Asset and Liability Derivatives

The Company hedges certain exposures to interest rate risk and equity market risk by entering into derivative financial instruments. All of the derivative financial instruments are recognized as an asset or liability in the consolidated balance sheets at estimated fair value. For derivative instruments not receiving hedge accounting but that are economic hedges, the gain or loss is recognized in net income during the period of change.

The Company issues certain products that contain a derivative that is embedded in the product and must be accounted for under ASC 815, Derivatives and Hedging. Under ASC 815, the Company assesses whether the embedded derivative is clearly and closely related to the hostcontract.  The Company bifurcates embedded derivatives from the host instrument for measurement purposes when the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument. Embedded derivatives, which are reported with the host instrument in the consolidated balance sheets in policy reserves and annuity account values, are reported at fair value with changes in fair value recognized in the consolidated statements of operations.

The Company is party to agreements with certain derivatives counterparties which require the posting of collateral when the market value of the derivative instruments exceeds the costs of the

13

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

instruments, subject to certain thresholds agreed upon with the counterparties. Collateral posted by counterparties is reported in the consolidated balance sheets in cash and cash equivalents with a corresponding liability reported in other liabilities.

Deferred Policy Acquisition Costs, Deferred Sales Inducement Costs and Value of Business Acquired

To the extent recoverable from future policy revenues and gross profits, incremental direct costs of the contract acquisition (commissions) as well as certain costs directly related to acquisition activities (underwriting, other policy issuance and processing, and selling costs) for the successful acquisition or renewal of deferred annuity business have been deferred. DAC is amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investments (gross blended separate account return assumption of 7.7% for all years), withdrawal, mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. DAC is adjusted for the impact on estimated gross profits of net unrealized gains and losses on assets, with the adjustment reflected in stockholder’s equity as a component of AOCI, net of applicable income taxes.

For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverages by exchanging a contract for a new contract or by an amendment, an endorsement, or a rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of the new contract. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.

DSI consists of bonus interest credits and premium credits added to certain annuity contract values. It is subject to vesting requirements and is capitalized to the extent it is incremental to amounts that would be credited on similar contracts without the applicable feature. DSI is amortized using the same methodology and assumptions used to amortize DAC.

The Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs.

14

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Property and Equipment

Property and equipment, including home office real estate, furniture and fixtures, and data processing equipment and certain related systems, are recorded at cost less accumulated depreciation. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which is 3 to 39 years.

The following is a summary of property and equipment at cost less accumulated depreciation as of December 31:

	2014	2013
	(In Thousands)

Land	$5,630	$5,630
Land improvements	367	367
Building	45,636	45,410
Furniture	1,997	1,997
Data processing equipment	365	352
Computer software	2,298	1,965
Other	541	561
	56,834	56,282
Less accumulated depreciation	11,626	9,648
	$45,208	$46,634

The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires May 31, 2022, with related early settlements available after May 31, 2017, with written notice at least three years in advance by either party. Certain operating expenses of the premises are the responsibility of FHLB, while others are reimbursed to the Company (see Note 14).

15

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Business-Owned Life Insurance

The Company has invested in business-owned life insurance. The investment is carried in other assets in the consolidated balance sheets at net policy value of $20.3 million and $20.2 million at December 31, 2014 and 2013, respectively, with the change in net policy value recorded in other revenue of $92,000, $305,000, and $580,000 for the years ended December 31, 2014, 2013, and 2012, respectively.

Company-Owned Life Insurance

The Company has invested in company-owned life insurance.  The investment is carried in other assets at net policy value of $23.6 million and $22.0 million at December 31, 2014 and 2013, respectively, with the change in net policy value recorded as a reduction in other benefits of $1.3 million, $4.0 million, and $2.0 million for the years ended December 31, 2014, 2013, and 2012, respectively.

Separate Accounts

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the consolidated statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment earnings in the accompanying consolidated statements of operations. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

The Company has variable annuity contracts through separate accounts that include various types of guaranteed minimum death benefit (GMDB), guaranteed minimum accumulation benefit (GMAB), guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB) features. As discussed in Note 4, certain features of these guarantees are accounted for as embedded derivatives, whereas other guarantees are accounted for as benefit

16

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative and the benefit reserve based on the specific characteristics of each guaranteed living benefit (GLB) feature.

The Company issued to certain related parties funding agreements through separate accounts whereby the contract holders elect to invest in various investment options offered under the policy. Contract holders have the ability to take policy loans, which are secured by the policy, up to an amount specified in the policy. As of December 31, 2014 and 2013, separate account investments funded through these agreements were held in the amount of $1,464.3 million and $1,115.6 million, respectively, and are reported in separate account assets and liabilities on the consolidated balance sheets. Policy loans related to these separate accounts totaled $305.6 million and $366.0 million as of December 31, 2014 and 2013, respectively, and were reported in policy loans on the consolidated balance sheets. Investment income and gains or losses arising from the investments in the separate account funding agreements accrue directly to the contract holders and, therefore, are not included in investment earnings in the accompanying consolidated statements of operations. Revenues to the Company from the separate account funding agreements consist primarily of administrative fees and interest on the policy loans issued to the contract holders.

Policy Reserves and Annuity Account Values

Liabilities for future policy benefits for traditional life products are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.

Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1.0% to 4.5% during 2014, from 1.0% to 4.5% during 2013, and from 1.0% to 10% during 2012. Policy reserves are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder’s equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

Policy reserves and annuity account values also include funding agreements of $726.1 million and $1,426.2 million at December 31, 2014 and 2013, respectively, which are classified as

17

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

investment-type contracts. These liabilities consist of floating interest rate and fixed interest rate contracts. These agreements have call provisions that allow the holder of the funding agreements the right to require the funding agreement be redeemed by the Company if certain adverse conditions occur.

The Company offers fixed index annuity products with returns linked to the performance of certain indices. The fixed index annuity products also offer a guaranteed lifetime withdrawal benefit (GLWB) and GMDB. The GLWB and GMDB guarantees are accounted for as benefit reserves. Policy reserves for index annuities are equal to the sum of the fair value of the embedded index options, the host (or guaranteed) components of the index account, and the fixed account accumulated with interest and without reduction for potential surrender charges, plus the benefit reserves for the GLWB and GMDB benefits. The host value is established at inception of the contract and is accreted over the policy’s life at a constant rate of interest. Fair value of the embedded index options is calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect the Company’s credit risk and an additional provision for adverse deviation.

Reinsurance Agreements

The Company utilizes reinsurance agreements to manage certain risks associated with the annuity operations and to reduce exposure to large losses. In the accompanying consolidated financial statements, premiums, benefits and settlement expenses are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of reinsurers, and requires collateralization of liabilities ceded where allowable by contract.

Deferred Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the

18

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company’s consolidated statements of operations as a component of income tax expense, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets to an amount that represents management’s best estimate of the amount of such deferred income tax assets that will more likely than not be realized using the enacted tax rates and laws.

Recognition of Revenues

Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the mortality and expense risk charges, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Commissions include point-of-sale fees for mutual fund and variable annuity transactions and are recognized when earned.  Revenue-sharing fees represent amounts earned under agreements with the investment advisors and/or underwriters of both affiliated and unaffiliated mutual funds that are in the underlying variable annuities.  These fees are accrued and paid on a monthly basis based on contractual agreements.

The Company evaluates the need for an allowance for accounts receivable that it believes will not be collected in full. There was no allowance for doubtful accounts at December 31, 2014 or 2013.

Reclassifications

In the prior year’s consolidated balance sheets, the presentation of long-term debt was modified  and the impact of unrealized gains and losses on DSI was reclassified out of DAC to DSI to conform to the current year’s presentation.

19

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

In the prior year’s consolidated statements of operations, rider charge fee income was reclassified out of asset-based fees into other product charges and the change in the embedded derivatives related to the fixed index annuity liabilities was reclassified out of index credits and interest credited to account balances into other benefits to conform with the current year’s presentation.

2. Investments

Fixed Maturities and Equity Securities

Information as to the amortized cost, gross unrealized gains and losses, fair values and OTTIs in OCI, of the Company’s portfolio of fixed maturities and equity securities available for sale, is as follows:

	December 31, 2014
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTIs
	Cost	Gains	Losses	Value	in OCI
	(In Thousands)
Fixed maturities:
U.S. Treasury securities and other U.S. government corporations and agencies	$752,485	$ 18,039	$ 9,441	$761,083	$ –
Obligations of government-sponsored enterprises	613,681	28,864	5,537	637,008	–
Corporate	5,736,730	213,242	22,780	5,927,192	1,096
Obligations of foreign governments	14,371	1,196	–	15,567	–
Municipal obligations	467,774	46,253	804	513,223	–
Commercial mortgage-backed	641,911	25,880	933	666,858	–
Residential mortgage-backed	236,837	6,391	2,045	241,183	–
Collateralized debt obligations	50,196	3,115	2	53,309	–
Other debt obligations(1)	4,439,253	73,203	76,778	4,435,678	–
Total fixed maturities	$12,953,238	$416,183	$118,320	$13,251,101	$ 1,096

Equity securities:
Financial	$ 90,050	$ 2,790	$ 1,324	$ 91,516	$ –
Mutual fund	7,916	–	1,136	6,780	–
Government	13,813	–	–	13,813	–
Warrants	–	21	–	21	(13)
Total equity securities	$111,779	$ 2,811	$ 2,460	$112,130	$ (13)

(1) Other debt obligations consist of other asset-backed securities and redeemable preferred stock.

20

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTIs
	Cost	Gains	Losses	Value	in OCI
	(In Thousands)

Fixed maturities:
U.S. Treasury securities and other U.S. government corporations and agencies	$610,228	$ 196	$ 51,923	$558,501	$ –
Obligations of government-sponsored enterprises	600,633	9,575	24,557	585,651	–
Corporate	3,532,923	87,228	39,756	3,580,395	3
Obligations of foreign governments	2,627	164	–	2,791	–
Municipal obligations	330,290	11,155	8,126	333,319	–
Commercial mortgage-backed	595,116	12,437	28,290	579,263	–
Residential mortgage-backed	225,389	3,461	5,436	223,414	–
Collateralized debt obligations	47,425	2,366	470	49,321	–
Other debt obligations(1)	2,517,768	39,948	20,645	2,537,071	–
Total fixed maturities	$8,462,399	$166,530	$179,203	$8,449,726	$ 3

Equity securities:
Financial	$ 50,776	$ 2,335	$ 3,072	$ 50,039	$ –
Mutual fund	45,992	–	671	45,321	–
Government	51,210	–	–	51,210	–
Technology	1,689	8	158	1,539	–
Warrants	273	8	–	281	–
Total equity securities	$149,940	$ 2,351	$ 3,901	$148,390	$ –

(1) Other debt obligations consist of other asset-backed securities and redeemable preferred stock.

21

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The amortized cost and fair value of fixed maturities at December 31, 2014, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Available for Sale
	Amortized	Fair
	Cost	Value
	(In thousands)

Due in one year or less	$86,821	$86,863
Due after one year through five years	822,926	851,545
Due after five years through ten years	2,974,970	3,050,412
Due after ten years	3,086,643	3,228,245
Mortgage-backed securities and other asset-backed securities	5,981,878	6,034,036
	$12,953,238	$13,251,101

22

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

For fixed maturities and equity securities with unrealized losses as of December 31, 2014 and 2013, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

	December 31, 2014
	Less Than 12 Months		Greater Than or Equal to 12 Months		Total
	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses
	(In Thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and other U.S. government corporations and agencies	$24,199	$45	$321,357	$9,396	$345,556	$9,441
Obligations of government-sponsored enterprises	27,939	112	108,816	5,425	136,755	5,537
Corporate	822,975	15,288	251,880	7,492	1,074,855	22,780
Municipal obligations	34,091	664	18,537	140	52,628	804
Commercial mortgage-backed	4,450	69	97,014	864	101,464	933
Residential mortgage-backed	23,067	185	49,426	1,860	72,493	2,045
Collateralized debt obligations	1,498	2	–	–	1,498	2
Other debt obligations	1,451,072	63,237	353,218	13,541	1,804,290	76,778
Total fixed maturities, available for sale	$2,389,291	$79,602	$1,200,248	$38,718	$3,589,539	$118,320

Number of securities with unrealized losses		291		216		507
Percent investment grade (AAA through BBB-)		80%		95%		85%

Total equity securities available for sale	$27,443	$1,301	$27,645	$1,159	$55,088	$2,460

23

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

	December 31, 2013
	Less Than 12 Months		Greater Than or Equal to 12 Months		Total
	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses
	(In Thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and other U.S. government corporations and agencies	$537,626	$51,923	$–	$–	$537,626	$51,923
Obligations of government-sponsored enterprises	260,085	24,554	132	3	260,217	24,557
Corporate	1,118,910	39,614	4,875	142	1,123,785	39,756
Municipal obligations	132,969	8,126	–	–	132,969	8,126
Commercial mortgage-backed	310,023	28,290	–	–	310,023	28,290
Residential mortgage-backed	124,346	5,426	1,145	10	125,491	5,436
Collateralized debt obligations	30,152	470	–	–	30,152	470
Other debt obligations	537,008	8,338	205,112	12,307	742,120	20,645
Total fixed maturities, available for sale	$3,051,119	$166,741	$211,264	$12,462	$3,262,383	$179,203

Number of securities with unrealized losses		720		34		754
Percent investment grade (AAA through BBB-)		92%		98%		93%

Total equity securities available for sale	$48,267	$3,350	$6,755	$551	$55,022	$3,901

The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

The Company closely monitors those securities where impairment concerns may exist by considering relevant facts and circumstances to evaluate whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) for fixed maturity securities,  the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis, and (4) for equity securities, the Company’s ability and intent to hold the security until it recovers in value.  For asset-backed securities, several additional factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions. Based upon this evaluation, the Company determined it has the ability and intent to hold these investments until a recovery of fair value occurs.

24

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

To the extent the Company determines that an equity security is deemed other-than-temporarily impaired, the difference between carrying value and fair value is charged to earnings. For debt securities if the Company intends to sell the security or it is more likely than not the Company will be required to sell the security before the recovery of the amortized cost basis, the Company recognizes an OTTI equal to the difference between the amortized cost and fair value in net income. For debt securities the Company does not expect to recover the amortized cost basis, does not plan to sell, or it is not more likely than not that the Company would be required to sell the security before recovery of the amortized cost basis, the Company bifurcates the OTTI and reports the credit portion of the loss recognized in net income, and the noncredit portion is recognized in OCI.

The credit loss component of a debt security impairment is estimated as the difference between amortized cost and the present value of the expected cash flows of the security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. For fixed rate securities, the present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security just prior to impairment. For variable rate securities, the present value is determined using the best estimate cash flows discounted at the variable rate that exists as of the date the cash flow estimate is made. The asset-backed securities cash flow estimates are based on bond-specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity, prepayment speeds, and structural support, including subordination and guarantees.

25

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The following table provides a rollforward of accumulated credit losses for fixed maturity securities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to bifurcated credit loss amounts recognized in net realized gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount for the years ended December 31:

	2014	2013	2012
	(In Thousands)

Balance at beginning of year	$(3,574)	$(1,163)	$(497)
Credit losses for which an other-than-temporary impairment was not previously recognized	(5,278)	(2,374)	(666)
Reduction for securities sold during the year or intended to be sold	2,676	–	–
Additional credit loss impairments on securities previously impaired	–	(37)	–
Balance at end of year	$(6,176)	$(3,574)	$(1,163)

Major categories of net investment income are summarized as follows for the years ended December 31:

	2014	2013	2012
	(In Thousands)

Interest on fixed maturities, available for sale	$548,060	$336,979	$283,426
Interest on fixed maturities, fair value option	8,505	7,547	2,545
Interest on intercompany notes	40,648	43,508	32,388
Dividends on equity securities	2,466	2,615	3,373
Dividends on equities, fair value option	51	33	–
Dividends on mutual funds	–	–	82
Interest on mortgage loans	23,915	15,816	2,774
Interest on mortgage loans, fair value option	1,315	7,117	3,831
Interest on policy loans	27,605	50,309	23,162
Interest on short-term investments	72,281	35,221	9,769
Other	41,882	7,723	18,707
Total investment income	766,728	506,868	380,057

Less:
Investment expenses	30,474	21,162	15,254
Ceded to reinsurer	11,682	15,637	6,911
Net investment income	$724,572	$470,069	$357,892

26

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Proceeds from sales of fixed maturities and equity securities available for sale and realized gains and losses are as follows for the years ended December 31:

	2014	2013	2012
	(In Thousands)

Proceeds from sales	$2,607,038	$434,043	$982,599
Gross realized gains	26,954	82,132	35,637
Gross realized losses	20,098	5,715	3,835

During the year ended December 31, 2013, the Company sold held-to-maturity securities with a net carrying amount of $113.8 million, resulting in a gain of $76,000. This transaction impaired the Company’s ability to hold other held-to-maturity securities. As a result, all of the other held-to-maturity securities have been classified as available for sale, which caused the Company to recognize the unrealized gain/loss on the securities through OCI.

27

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Net realized/unrealized gains (losses), net of ceded reinsurance gains and associated amortization of DAC, DSI, and VOBA, consist of the following for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Realized gains (losses), available for sale:
Fixed maturities	$5,704	$78,168	$32,135
Equity securities	1,152	(1,751)	(333)
Other invested assets	12,047	8,225	1,354
Total net realized gains	18,903	84,642	33,156

Realized gains (losses), fair value option:
Fixed maturities	(1,764)	469	3

Impairments:
OTTI of available-for-sale fixed maturities	(6,361)	(2,414)	(5,982)
Portion of OTTIs recognized in OCI	1,083	3	32
Total impairments	(5,278)	(2,411)	(5,950)

Other gains (losses):
Synthetic bonds	1,240	1,919	5,631
Call options	184,336	112,147	5,259
Mutual funds	–	–	(62)
Fixed maturities, fair value option	11,490	(12,968)	1,630
Mortgage loans, fair value option	64	602	(759)
Equity securities, fair value option	83	(57)	–
Embedded derivative on reinsurance contracts	(11,637)	12,423	(706)
Total other gains (losses)	185,576	114,066	10,993
	197,437	196,766	38,202

Net ceded reinsurance (gains) losses	1,764	(469)	(3)
Related impact on DAC, DSI and VOBA	(15,271)	(1,883)	(4,826)
Net realized/unrealized gains	$183,930	$194,414	$33,373
There were no outstanding agreements to sell securities at December 31, 2014.

During the year ended December 31, 2013, the Company recognized a gain of $64 million related to the transfer of assets to a related party in settlement of a funds withheld reinsurance liability (see Note 10).

28

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

At December 31, 2014 and 2013, the Company pledged securities and cash with a market value of approximately $642.8 million and $1,016.4 million, respectively, as collateral in relation to its structured institutional products, for the line of credit with FHLB and the home office building mortgage (see Note 15).

At December 31, 2014 and 2013, the Company pledged securities and cash with a market value of approximately $279.6 million and $361.0 million, respectively, as collateral in relation to its reinsurance agreements (see Note 10).

At December 31, 2014 and 2013, available-for-sale bonds with a carrying value of $4.4 million were held in joint custody with the various state insurance departments to comply with statutory regulations.

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. The Company evaluates risks inherent in the brick and mortar commercial mortgage loans based on the property’s operational results supporting the loan. The Company also evaluates the risks inherent in its residential mortgage loan portfolio. The carrying amount of the Company’s mortgage loan portfolio was as follows at December 31:

	2014	2013
	(In Thousands)

Commercial mortgage loans	$530,878	$478,008
Commercial mortgage loans, at fair value (amortized cost of $15,903 and $40,177 as of December 31, 2014 and 2013, respectively)	15,810	40,020
Residential mortgage loans	7,673	7,783
Total carrying cost	554,361	525,811
Valuation allowance	–	–
Net carrying value	$554,361	$525,811

29

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The Company periodically purchases and sells mortgage loans it has originated. The Company purchased $68.0 million and sold no commercial mortgage loans during the year ended December 31, 2014. The Company purchased $298.1 million and sold $110.8 million commercial mortgage loans during the year ended December 31, 2013. The Company issued $1.1 million and sold no residential mortgage loans during the year ended December 31, 2014. The Company issued $1.4 million and sold no residential mortgage loans during the year ended December 31, 2013.

The commercial mortgage loan portfolio consists primarily of nonrecourse, fixed rate mortgages.

The commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows at December 31:

	2014		2013
	Carrying Amount	Percent of Total	Carrying Amount	Percent of Total
	(Dollars In Thousands)
Geographic distribution
Pacific	$113,019	21%	$117,228	23%
South Atlantic	106,854	20	85,785	16
East North Central	101,393	19	98,520	19
West South Central	92,077	17	82,250	16
West North Central	62,645	11	41,416	8
Mountain	28,105	5	44,721	9
New England	24,576	4	25,228	5
East South Central	10,323	2	15,045	3
Middle Atlantic	7,696	1	7,835	1
Total	$546,688	100%	$518,028	100%

Property type distribution
Retail	$183,553	34%	$180,788	35%
Apartments	135,135	25	160,860	31
Office	109,255	20	73,375	14
Industrial	88,540	16	72,505	14
Hotel	22,705	4	23,000	5
Mixed use/other	7,500	1	7,500	1
Total	$546,688	100%	$518,028	100%

30

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The residential mortgages are concentrated in the United States.

The Company actively monitors and manages its commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating model. The Company’s internal rating analysis presents expected losses in terms of a Standard & Poor’s (S&P) bond equivalent rating. As the credit risk for commercial mortgage loans increases, the Company adjusts the internal ratings downwards with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention than other loans in the portfolio are identified and placed on an internal “watch list”. Among the criteria that would indicate a potential problem are imbalances in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

The Company’s commercial mortgage loan portfolio, consisting of brick and mortar loans, by credit risk was as follows at December 31:

	2014	2013
	(In Thousands)

A– and above	$490,502	$441,364
BBB + thru BBB –	48,038	58,136
BB + thru BB –	8,148	18,528
Total carrying value	$546,688	$518,028

The residential mortgage loan portfolio is monitored based on performance of the loans. The Company defines nonperforming residential mortgage loans as loans which are 90 days or greater delinquent or on nonaccrual status. All of the residential mortgage loans were performing as of December 31, 2014 and 2013.

31

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Commercial and residential mortgage loans are placed on nonaccrual status if the Company has concerns regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on nonaccrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved. There were no commercial or residential mortgage loans on nonaccrual status at December 31, 2014 and 2013.

The Company reviews the commercial and residential mortgage loan portfolio and analyzes the need for a valuation allowance. The Company did not have a valuation allowance as of December 31, 2014 and 2013 on the commercial or residential mortgage portfolios.

Repurchase Agreements

The Company also enters into repurchase agreements, whereby the Company borrows cash from a counterparty at an agreed-upon interest rate for an agreed-upon time frame and pledges collateral in the form of securities. At the end of the agreement, the Company repays the loan amount along with the additional agreed-upon interest, and the securities pledged are released from collateral. The Company’s policy requires that, at all times during the term of the repurchase agreement, cash or other collateral types provided is sufficient to fund substantially all of the cost of purchasing replacement assets. The carrying value of the securities pledged for the repurchase agreements was $267.9 million and $141.8 million as of December 31, 2014 and 2013, respectively. The repurchase obligation was $241.2 million and $127.5 million as of December 31, 2014 and 2013, respectively, and is included in repurchase agreements in the consolidated balance sheets.

32

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

3. Variable Interest Entities

The Company has a variable interest in various types of special purpose entities.  When the Company is determined to be the primary beneficiary, the Company consolidates the entity into the financial statements.  The primary beneficiary of a VIE is defined as the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE.  On an ongoing basis, the Company assesses whether it is the primary beneficiary of VIEs in which it has a relationship.  Following is a discussion of the Company’s interest in entities that meet the definition of a VIE.

Consolidated Variable Interest Entities

Collateralized Private Investment Vehicle – Combo Notes

During 2013 and 2014, the Company invested in a variety of combination notes (combo notes) for which it was determined to be the primary beneficiary in accordance with ASC 810, Consolidation.  A combo note is an asset-backed note created when certain fixed maturities are packaged in a Special Purpose Vehicle (SPV).  The owner of the SPV issues the combo notes which are backed by the SPV’s assets and their associated cash flows.  As each combo note purchase represents a proportional interest in the SPV’s underlying assets, each noteholder is entitled to receive payments to the extent that payments are made on the underlying assets.

In consolidating the SPVs, the combo notes were eliminated as an investment while the underlying assets and liabilities of the SPVs were recorded on the consolidated balance sheets.  In addition, all transactions between the Company and the SPVs were eliminated.  The underlying fixed maturities are classified as available for sale and are marked to fair value.  For certain combo notes, the Company recognizes a liability that offsets the value of the underlying assets in an amount representing the other noteholders’ interests in those assets. This debt is carried at amortized cost.  The assets of each of the consolidated combo notes are held solely as collateral to satisfy the obligations of the combo note.  If the Company were to liquidate, the assets of the combo notes would not be available to its general creditors, and as a result, the Company does not consider them assets available for the benefit of its investors.  Additionally, the investors in the combo notes have no recourse to the Company’s general assets for the debt issued by the combo notes.  Therefore this debt is not the Company’s obligation.

33

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

3. Variable Interest Entities (continued)

Collateralized Private Investment Vehicle –PPNs

During 2014, the Company invested in Principal Protected Notes (PPNs). A PPN is a loan-backed note created when fixed maturity securities are paired with other investments in a SPV.  The owner of the SPV then issues the PPNs, which are backed by the SPV’s assets and entitle the investor to 100% of the cash flows (less fees) of those underlying assets.  The Company holds the greatest share of the PPNs and is therefore considered to be the primary beneficiary and as such, has consolidated the SPVs that issued the PPNs.

In consolidating the SPVs, the PPNs are eliminated and the Company has recorded the underlying assets of the SPVs on the Company’s consolidated balance sheets.  In addition, all transactions between the Company and the SPVs have been eliminated.  The underlying fixed maturity securities are classified as available for sale and have been marked to fair value.

The carrying amounts of the consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors of the Company do not have recourse are as follows as of December 31:

	2014
	Combo Notes	PPNs	Total
	(In Thousands)

Fixed maturities, available for sale	$867,724	$359,186	$1,226,910
Accrued investment income	6,443	10,536	16,979
Total Assets	874,167	369,722	1,243,889

Debt from consolidated VIE	361,428	–	361,428
Total Liabilities	$361,428	$–	$361,428

34

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

3. Variable Interest Entities (continued)

	2013
	Combo Notes	PPNs	Total
	(In Thousands)

Fixed maturities, available for sale	$123,175	$–	$123,175
Accrued investment income	376	–	376
Total Assets	$123,551	$–	$123,551

Unconsolidated Variable Interest Entities

The Company has a variable interest in a number of limited liability partnerships, which were primarily formed for the purpose of purchasing private equity and fixed income securities, for which the Company is not the primary beneficiary. The determination was based on the conclusion that the Company does not have the power to direct the activities that most significantly affect the VIE’s economic performance. Furthermore, the Company neither absorbs any significant losses nor has rights to a significant portion of any expected benefits of the VIEs. Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.

Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of these unconsolidated entities amounted to $102.0 million and $186.7 million at December 31, 2014 and 2013, respectively. The Company’s share of current period net income of the unconsolidated entities included in net investment income is $26.7 million, $3.3 million, and $9.5 million for the years ended December 31, 2014, 2013, and 2012, respectively.

The Company’s maximum exposure to loss of these VIEs is based on existing investments in and additional commitments made to limited partnerships. The Company’s carrying amount of its investment in VIEs reported in other invested assets on the consolidated balance sheets was $46.0 million and $128.4 million at December 31, 2014 and 2013, respectively, compared to its maximum exposure to loss of $48.2 million and $131.1 million at December 31, 2014 and 2013, respectively.

35

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments

The Company’s overall risk management strategy includes the use of derivative financial instruments to minimize certain significant unplanned fluctuations in earnings that are caused by interest rate risk and equity market risk associated with assets held and liabilities incurred or expected to be incurred. The Company’s risk of loss exposure is typically limited to the fair value of the derivative financial instruments and not the notional or contractual amounts of the derivatives.

The Company recognizes all derivative financial instruments, such as forwards, call options and embedded derivatives in the consolidated financial statements at fair value, with appropriate adjustments to fair value for counterparty nonperformance risk, regardless of the purpose or intent for holding the instrument.

The Company sells fixed indexed deferred annuity contracts, which guarantee the return of principal to the policyholder and credit interest based on a percentage of the gain in a specified market index. This indexed crediting feature is an embedded derivative. Most of the premium received is invested in investment grade fixed income securities, and a portion is used to purchase derivatives consisting of one-year, two-year, or five-year call options on the applicable markets to fund the index credits due to the index annuity policyholders. On the respective anniversary dates of the indexed annuity contracts, the market index used to compute the index credits is reset and new call options are purchased to fund the next index credit. Although the call options are designed to be effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting under ASC 815.

The call options are measured at fair value with the mark-to-market generally offsetting the change in the value of the embedded derivative within the product. These call options are highly correlated to the portfolio allocations of the policyholders, such that the Company is economically hedged with respect to index returns for the current reset period.

The Company has certain variable annuity GLB products with GMWB and GMAB features that are embedded derivatives. Certain features of these guarantees have elements of both insurance benefits accounted for under ASC 944-40, Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits, and embedded derivatives accounted for under ASC 815 Derivatives and Hedging and ASC 820, Fair Value Measurements. The value of the embedded derivative reserve and the benefit reserve are calculated based on the specific characteristics of each GLB feature.  The determination of GLWB and GMDB guarantees on fixed index annuities

36

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments (continued)

is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.

In addition, the Company is party to a coinsurance with funds withheld reinsurance arrangement with Guggenheim Life and Annuity Company (GLAC), a related party, (see Note 10) and a coinsurance agreement with an unrelated party.  Under ASC 815, the Company’s reinsurance agreements contain an embedded derivative that requires bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the Company. The embedded derivative in the funds withheld reinsurance arrangement has characteristics similar to a total return swap, as the Company cedes the total return on a designated investment portfolio to the reinsurer. The reinsurer then assumes the interest credited to the policyholders on the policies covered by the agreements, which is relatively fixed. The value of the embedded derivative in the funds withheld reinsurance arrangement is equal to the value of the unrealized gain or loss on the segregated assets. The value of the embedded derivative in the coinsurance agreement is equal to the value of the embedded derivative in the variable annuity product.

The Company has entered into currency forwards that are contracts in which the Company agrees with other parties to deliver or receive a specified amount on an identified currency at a specified future date.  Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date.  The Company uses currency forwards to reduce market risks related to fluctuations in currency exchange rates with respect to investments or liabilities held and denominated in foreign currencies.

The fair value of the call options is included in call options in the consolidated balance sheets. The fair value of the embedded derivative financial instruments is included in policy reserves and annuity account values in the consolidated balance sheets. The fair value of the embedded derivative within the coinsurance funds withheld arrangement and coinsurance agreement is included in other assets in the consolidated balance sheets.  The fair value of the forwards is included in other invested assets in the consolidated balance sheets.

Notional amounts are used to express the extent of the Company’s involvement in derivative financial instruments and represent a standard measurement of the volume of the derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received. Credit exposure represents the gross amount owed to the Company under the derivative contracts as of the valuation date.

37

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments (continued)

The notional amounts and maximum amount of loss due to credit risk (fair value) that the Company would incur if parties to the call options and forwards failed completely to perform according to the terms of the contracts as of December 31 are as follows:

			2014
Counterparty	Credit Rating (S&P)	Credit Rating (Moody’s)	Notional Amount	Fair Value
			(In Thousands)

Barclays Bank Plc	A	A2	$ 419,173	$ 11,276
Bank of America, NA	A	A2	1,141,500	21,619
Citibank, NA	A	A2	474,640	10,279
JP Morgan Chase Bank NA	A+	Aa3	1,312,700	50,165
Morgan Stanley & Co International Plc	A	A3	3,781,350	158,346
The Royal Bank of Scotland Plc	A-	Baa1	3,046,350	317,355
Societe Generale	A	A2	1,677,000	92,641
UBS AG	A	A2	61,600	489
			$11,914,313	$ 662,170

			2013
Counterparty	Credit Rating (S&P)	Credit Rating (Moody’s)	Notional Amount	Fair Value
			(In Thousands)

Barclays Bank Plc	A	A2	$ 371,700	$ 12,213
Bank of America, NA	A	A2	759,200	20,390
JP Morgan Chase Bank NA	A+	Aa3	970,600	39,821
Morgan Stanley & Co International Plc	A	A3	1,434,800	71,820
The Royal Bank of Scotland Plc	A-	A3	2,491,300	185,040
Societe Generale	A	A2	1,569,000	74,337
			$7,596,600	$ 403,621

38

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments (continued)

Collateral posted by counterparties at December 31, 2014 and 2013, applicable to derivative instruments, was $284.3 million and $195.1 million, respectively, and is reflected in the consolidated balance sheets in cash and cash equivalents. This collateral is restricted as to its use. The obligation to repay the collateral is reflected in the consolidated balance sheets in other liabilities. In addition, the Company has entered into tri-party arrangements with counterparties, whereby collateral is posted to and held by a third party. At December 31, 2014 and 2013, collateral posted by the counterparties under the tri-party arrangements was $417.4 million and $184.3 million, respectively, which is not reflected in the consolidated financial statements.

The fair value of the Company’s derivative financial instruments classified as assets and liabilities in the consolidated balance sheets as of December 31 is as follows:

	Derivative Asset		Derivative Liability
	2014	2013	2014	2013
	(In Thousands)

Interest rate swaps	$–	$125	$–	$–
Call options	660,424	403,621	–	–
Forwards	1,746	–	–	–
Embedded derivatives:
GMWB and GMAB reserves	–	–	12,035	9,077
Fixed index annuity contracts	–	–	1,059,965	678,552
Reinsurance contract	3,689	15,203	–	–
Total derivative financial instruments	$665,859	$418,949	$1,072,000	$687,629

The Company’s derivative financial instruments are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. The changes in the market value of the interest rate swaps are included in net investment income on the consolidated statements of operations. The changes in the market value of the call options are included in net realized/unrealized gains (losses) in the consolidated statements of operations. The changes in the market value of the forwards are included in net realized/unrealized gains (losses) in the

39

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments (continued)

consolidated statements of operations. The changes in the market value of the embedded derivatives for the GMWB and GMAB reserves and fixed index annuity contracts are included in other benefits in the consolidated statements of operations. The change in the fair value of the embedded derivative within the coinsurance funds withheld arrangement is included in net realized/unrealized gains (losses) in the consolidated statements of operations. The change in the fair value of the embedded derivative within the coinsurance arrangement is included in net realized/unrealized gains (losses) in the consolidated statements of operations.

The following table shows the change in the fair value of the derivative financial instruments in the consolidated statements of operations for the years ended December 31:

	2014	2013	2012
	(In Thousands)

Interest rate swaps	$(41)	$(1,431)	$460
Call options	184,336	112,147	5,259
Forwards	1,746	–	–
Embedded derivatives:
GMWB and GMAB reserves	(2,958)	8,240	855
Fixed index annuity contracts	(41,981)	(85,130)	42,398
Reinsurance contract	(11,514)	10,766	(753)
Total change in derivative financial instruments	$129,588	$44,592	$48,219

40

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs

An analysis of the deferred policy acquisition cost asset balance is presented below for the years ended December 31:

	2014	2013	2012
	(In Thousands)

Balance at beginning of year	$323,673	$89,472	$92,162
Cost deferred	507,325	275,939	74,512
Imputed interest	15,376	6,862	3,346
Amortized to expense	(164,328)	(68,924)	(30,508)
Effect of realized gains	(6,719)	(1,611)	(4,750)
Effect of unrealized (gains) losses	(45,365)	21,935	(11,912)
Effects of reinsurance agreement (see Note 10)	–	–	(33,378)
Balance at end of year	$629,962	$323,673	$89,472

6. Deferred Sales Inducements

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

	2014	2013	2012
	(In Thousands)

Balance at beginning of year	$626,719	$280,580	$86,828
Costs deferred	299,361	348,382	229,657
Imputed interest	17,093	11,917	6,375
Amortized to expense	(62,142)	(51,916)	(18,385)
Effect of realized gains	(7,469)	–	–
Effect of unrealized (gains) losses	(50,555)	37,756	(22,619)
Effects of reinsurance agreement (see Note 10)	–	–	(1,276)
Balance at end of year	$823,007	$626,719	$280,580

41

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

7. Value of Business Acquired

The Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs. An analysis of VOBA and associated amortization is presented below for the years ended December 31:

	2014	2013	2012
	(In Thousands)

Balance at beginning of year	$35,588	$33,224	$44,405
Interest imputed	1,803	1,995	2,642
Amortized to expense	(3,669)	(5,949)	(7,477)
Effect of realized gains	(1,083)	(272)	(1,453)
Effect of unrealized (gains) losses	(537)	6,590	(4,893)
Balance at end of year	$32,102	$35,588	$33,224

The weighted average amortization period is 20 years for VOBA.

The estimated future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands) for the year ending December 31:

2015	$ 2,585
2016	2,367
2017	2,224
2018	2,108
2019	1,803

42

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

8. Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) are as follows (in thousands):

	Pre-Tax	Tax	After-Tax
Other comprehensive income for the year ended December 31, 2012:
Unrealized gains on available-for-sale securities	$218,570	$(69,868)	$148,702
Reclassification adjustment for gains included in net income	(28,330)	9,670	(18,660)
OTTI losses recognized in earnings	5,982	(2,094)	3,888
OTTI losses recognized in other comprehensive income	(32)	11	(21)
Net effect of unrealized gains and losses on:
DAC, DSI and VOBA	(44,249)	15,487	(28,762)
Policy reserves and annuity account values	(22,571)	7,900	(14,671)
Total other comprehensive income for the year ended December 31, 2012	$129,370	$(38,894)	$90,476

Other comprehensive loss for the year ended December 31, 2013:
Unrealized losses on available-for-sale securities	$(192,860)	$63,603	$(129,257)
Unrealized gains on securities transferred from held to maturity to available-for-sale	2,565	(898)	1,667
Reclassification adjustment for gains included in net income	(84,643)	29,176	(55,467)
OTTI losses recognized in earnings	2,414	(845)	1,569
OTTI losses recognized in other comprehensive income	(3)	1	(2)
Net effect of unrealized gains and losses on:
DAC, DSI and VOBA	66,281	(23,198)	43,083
Policy reserves and annuity account values	39,888	(13,961)	25,927
Total other comprehensive loss for the year ended December 31, 2013	$(166,358)	$53,878	$(112,480)

Other comprehensive income for the year ended December 31, 2014:
Unrealized gains on available-for-sale securities	$324,461	$(106,664)	$217,797
Reclassification adjustment for gains included in net income	(18,903)	6,169	(12,734)
OTTI losses recognized in earnings	6,361	(2,226)	4,135
OTTI losses recognized in other comprehensive income	(1,083)	379	(704)
Net effect of unrealized gains and losses on:
DAC, DSI and VOBA	(96,457)	33,760	(62,697)
Policy reserves and annuity account values	(76,079)	26,628	(49,451)
Total other comprehensive income for the year ended December 31, 2014	$138,300	$(41,954)	$96,346

43

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

8. Other Comprehensive Income (Loss) (continued)

Accumulated Other Comprehensive Income

Unrealized Gains (Losses) on Available-for-Sale Securities
(In Thousands)

Accumulated other comprehensive income at January 1, 2012	$42,015
Other comprehensive income before reclassifications	105,248
Amounts reclassified from accumulated other comprehensive income(1)	(14,772)
Accumulated other comprehensive income at December 31, 2012	132,491

Other comprehensive loss before reclassifications	(58,582)
Amounts reclassified from accumulated other comprehensive income(1)	(53,898)
Accumulated other comprehensive income at December 31, 2013	20,011

Other comprehensive income before reclassifications	104,945
Amounts reclassified from accumulated other comprehensive income(1)	(8,599)
Accumulated other comprehensive income at December 31, 2014	$116,357

(1)	The amounts reclassified from accumulated other comprehensive income (loss) are included in net realized/unrealized (losses) gains and income tax expense in the consolidated statements of operations.

44

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

9. Employee Benefit Plans

The Company participates in a profit-sharing and savings plan for which substantially all employees are eligible. Company contributions to the profit-sharing and savings plan charged to operations were $881,000, $801,000, and $810,000 for the years ended December 31, 2014, 2013, and 2012, respectively, and are included in the consolidated statements of operations in commissions and other operating expenses.

Incentive compensation expense amounted to $5.9 million, $7.1 million, and $6.6 million for the years ended December 31, 2014, 2013, and 2012, respectively, and are included in the consolidated statements of operations in commissions and other operating expenses.

10. Reinsurance

Principal reinsurance assumed transactions are summarized as follows for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Reinsurance assumed:
Premiums received	$23,493	$38,253	$41,812
Commissions paid	$2,521	$3,294	$16,075
Claims paid	$8,221	$9,129	$6,003
Surrenders paid	$96,606	$102,582	$93,176

Principal reinsurance ceded transactions are summarized as follows for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Reinsurance ceded:
Premiums paid	$95,500	$136,722	$54,912
Commissions received	$5,138	$7,431	$17,093
Claim recoveries	$71,058	$74,221	$23,390
Surrenders recovered	$280,804	$250,754	$126,279

45

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

10. Reinsurance (continued)

Effective August 1, 2012, the Company entered into a coinsurance agreement with an unrelated party for certain individual fixed annuity contracts. At the same time, the Company entered into an indemnity retrocession agreement through a coinsurance funds withheld reinsurance agreement with GLAC, whereby the Company ceded and GLAC assumed the same individual fixed annuity contracts that the Company had coinsured.

In addition, on August 1, 2012, the Company entered into an assumption agreement to assume the previously mentioned fixed annuity contracts. The fixed annuity contracts will continue to be covered under the indemnity retrocession agreement with GLAC once the contracts are assumed under the assumption agreement.  Fixed annuity contracts having reserves of $334.4 million  and $263.8 million have been assumed under the assumption agreement as of December 31, 2014 and 2013, respectively.

The Company has ceded reserves with GLAC of $522.8 million and $533.4 million as of December 31, 2014 and 2013, respectively. These are recorded in policy reserve liability in the consolidated balance sheets.

Effective December 31, 2012, the Company ceded, through a 100% coinsurance agreement, a block of approximately 31,000 individual fixed annuity contracts having reserves of $1,725.6 million with Heritage Life Insurance Company (Heritage), a related party.  Under this coinsurance agreement, the Company established a funds withheld liability of $1,691.0 million until certain assets, having total fair value equal to the statutory reserves, were transferred to the reinsurer.  The segregated assets associated with this coinsurance agreement were subsequently transferred to the reinsurer in February 2013 in satisfaction of the funds withheld liability.

The Company has ceded reserves with Heritage of $1,591.9 million and $1,688.9 million as of December 31, 2014 and 2013, respectively. These are recorded in policy reserve liability in the consolidated balance sheets.

As of December 31, 2014 and 2013, the value of the Company’s funds withheld liability under all its reinsurance agreements was $234.9 million and $345.7 million, respectively.

At December 31, 2014 and 2013, the Company had receivables totaling $2,669.8 million and $2,767.8 million, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Life insurance in force ceded at December 31, 2014 and 2013 was $2,664.5 million and $2,795.8 million, respectively.

46

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

10. Reinsurance (continued)

As of December 31, 2014 and 2013, the Company had $1,880.0 million and $1,888.5 million, respectively, of reserves that were uncollateralized by the reinsurer.

11. Insurance Liabilities

The major components of policy reserves and annuity account values in the consolidated balance sheets are summarized as follows as of December 31:

	2014	2013
	(In Thousands)

Liabilities for investment-type insurance contracts:
Liabilities for individual annuities	$20,404,404	$15,383,920
Funding agreements	726,139	1,429,238
Other investment-type insurance contracts	3,633	4,299
Total liabilities for investment-type insurance contracts	21,134,176	16,817,457
Life and other reserves	208,711	216,283
Total policy reserves and annuity account values	$21,342,887	$17,033,740

The following is a summary of the account values and net amount at risk, net of reinsurance, for fixed indexed annuity contracts with GMDB invested in the general account at December 31:

	2014			2013
	Account Value	Net Amount at Risk	Weighted-Average Attained Age	Account Value	Net Amount at Risk	Weighted-Average Attained Age
	(Dollars in Millions)
Rollup GMDB	$661	$38	71	$538	$11	70

The determination of GLWB and GMDB guarantees on fixed index annuities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The Company holds reserves for the GLWB and GMDB guarantees on the fixed index annuity contract holders.

47

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

As of December 31, 2014 and 2013, the reserve liability for the GLWB guarantee was $439.9 million and $122.4 million, respectively, and the reserve liability for the GMDB guarantee was $18.1 million and $2.9 million, respectively. These reserve liabilities are included in policy reserves and annuity account values.

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

	2014			2013
	Account Value	Net Amount at Risk	Weighted-Average Attained Age	Account Value	Net Amount at Risk	Weighted-Average Attained Age
	(Dollars in Millions)
Return of premium	$1,717	$23	64	$1,832	$25	64
Reset	138	1	57	138	1	56
Roll-up	162	54	68	187	53	67
Step-up	3,929	52	65	3,910	62	65
Combo	126	23	71	138	24	70
Subtotal	6,072	153	65	6,205	165	64

Enhanced	7	–	69	9	–	68
Total GMDB	$6,079	$153	65	$6,214	$165	64

The determination of the GMDB and GMIB guarantees on variable annuities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The Company holds reserves and embedded derivatives for GMDB, GMIB, GMAB and GMWB guarantees it provides for the benefit of variable annuity contract holders.  The liability for GMDBs on variable annuity contracts reflected in the consolidated balance sheets as of December 31, 2014 and 2013 was $20.2 million and $20.7 million, respectively.  The liability for GMIBs on variable annuity contracts reflected in the consolidated balance sheets as of December 31, 2014 and 2013 was $14.5 million and $10.3 million, respectively.  The embedded derivative for GMWBs and

48

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

GMABs on variable annuity contracts reflected in the consolidated balance sheets as of December 31, 2014 and 2013 was $8.4 million and $5.6 million, respectively.  These liabilities are included in policy reserves and annuity account values.

12. Income Taxes

For the years ended December 31, 2014, 2013, and 2012, the Company filed separate federal income tax returns from SBC. The Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2011. The Internal Revenue Service is not currently examining any of the Company’s federal tax returns.

The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, DAC, DSI, VOBA, and unrealized capital gains and losses on fixed maturities available for sale.

As of December 31, 2014 and 2013, the Company has $0 and $14.0 million, respectively, of gross unrecognized tax benefits. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of operating expenses. The Company recorded no interest expense for unrecognized tax benefits in 2014 and 2013, and recorded $269,000 of interest expense for the year ended December 31, 2012. The Company recorded a liability of $0 and $364,000 at December 31, 2014 and 2013, respectively, which is included in the gross unrecognized tax benefits.

Income tax expense consists of the following for the years ended December 31:

	2014	2013	2012
	(In Thousands)

Current tax expense	$8,571	$28,243	$91,335
Deferred tax expense (benefit)	40,385	26,781	(55,490)
Income tax expense	$48,956	$55,024	$35,845

49

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

12. Income Taxes (continued)

From a tax return perspective, the Company has $233.8 million of operating loss carryforwards. Based on the Internal Revenue Code (IRC) Section 382 limitation calculation, the Company’s use of these net operating carryforwards is limited to $12.0 million per year. The Company believes it will be able to utilize the tax benefits associated with the net operating loss carryforwards.

The Company also has net operating loss carryforwards in multiple states of approximately $5.0 million that will expire between 2015 and 2031. Due to unitary filing requirements, the Company does not expect to recognize carryforwards expiring in the next five years.

The differences between reported income tax expense and the results from applying the statutory federal rate to income before income tax expense are as follows for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Federal income tax expense computed at statutory rate	$62,058	$62,758	$52,657
Increases (decreases) in taxes resulting from:
Valuation allowance	(28,228)	(28,529)	(16,644)
Dividends received deduction	(3,628)	(4,163)	(3,317)
Credits	(582)	(554)	(473)
Change in uncertain tax positions	12,504	25,587	3,900
Prior period adjustments	6,260	(1,384)	226
Other	572	1,309	(504)
Income tax expense	$48,956	$55,024	$35,845

“Credits” in the above table primarily result from foreign tax credits. “Other” in the table above includes tax-exempt interest and other tax-exempt earnings, nondeductible meals and entertainment, nondeductible dues and penalties, and other miscellaneous differences and adjustments.

50

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

12. Income Taxes (continued)

Net deferred income tax assets and liabilities consist of the following as of December 31:

	2014	2013
	(In Thousands)
Deferred income tax assets:
Future policy benefits	$704,000	$436,084
Net operating loss	361	396
Loss carryforward	57,469	69,133
Deferred loss on investments	–	13,404
Credit carryover	6,819	6,818
Net unrealized capital loss on investments	–	11,751
Rider fee	20,943	12,974
Other	2,853	1,398
Total deferred income tax assets	792,445	551,958
Valuation allowance	(72,032)	(100,260)
Net deferred income tax assets	720,413	451,698

Deferred income tax liabilities:
Deferred policy acquisition costs and deferred sales inducement costs	479,409	310,268
Value of business acquired	11,236	12,456
Net unrealized capital gain on investments	8,839	–
Net unrealized gain on call options	75,234	27,560
Depreciation	39,358	35,168
Unrealized deferred gain on investments	104,361	7,687
Commission accrual	35,589	11,703
Other	29,248	27,398
Total deferred income tax liabilities	783,274	432,240
Net deferred income tax assets (liabilities)	$(62,861)	$19,458

The oldest carryover will expire in 2022 and relates to low-income housing tax credits.

51

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

12. Income Taxes (continued)

The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. As of December 31, 2014 and 2013, the Company recorded a $57.5 million and $69.1 million valuation allowance, respectively, on capital losses that management believes will not be realizable in the foreseeable future, as capital losses must be used against capital gains within five years. In addition, as of December 31, 2014 and 2013, the Company recorded a valuation allowance of $2.5 million and $4.3 million, respectively, against a deferred tax loss that it does not expect will be recovered. Further, as of December 31, 2014 and 2013, the Company established a valuation allowance of $12.0 million and $26.8 million, respectively, against unrealized built-in losses that are limited under IRC Section 382.  The overall decrease in the valuation allowance of $28.2 million was primarily related to the decrease in the valuation allowance related to the sale of securities with unrealized built-in-losses that were limited under IRC Section 382, and the sale of securities which resulted in losses being realized during the year.

13. Fair Value Measurements

Fair Value Hierarchy

In accordance with ASC 820, the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. The levels are as follows:

Level 1 – Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets. Level 1 assets include cash equivalents, certain equity securities and certain separate account assets.

Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, model-based valuation techniques for which significant assumptions are observable in the market, and option pricing models using inputs observable in the market. Level 2 assets include U.S. Treasury notes and bonds, other U.S. government securities, debt securities, certain asset-backed and mortgage-backed securities, certain options, certain equity securities, certain short-term investments and forwards that are model-priced by vendors using inputs that are observable or derived principally from or corroborated by observable market data.

52

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models using inputs unobservable in the market, discounted cash flow models, spread-based models, and similar techniques, using the best information available in the circumstances. Level 3 assets include call options that are model-priced by brokers using inputs that are not observable, private placements, structured products, synthetic bonds, certain equity securities, certain short-term investments, certain debt securities and asset-backed securities priced using broker quotes or other methods that used unobservable inputs, reinsurance derivative assets, and certain separate account assets. Level 3 liabilities include embedded derivative instruments.

Determination of Fair Value

Under ASC 820, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in ASC 820.

Cash equivalents

Cash equivalents include securities with an original maturity of 90 days or less and money market accounts. The cash equivalents based on quoted market prices are included in Level 1 assets. When quoted prices are not available, the Company utilizes an independent pricing service, and the reviews are consistent with the fixed maturities process.

Fixed Maturities

Fixed maturities include bonds, synthetic securities, and asset-backed securities. For fixed maturities not actively traded, the Company’s top priority is to obtain fair values from independent pricing services. The Company has regular interactions with its investment advisor, Guggenheim Partners Investment Management, LLC (GPIM), a related party, to understand the pricing methodologies used and to confirm the prices are utilizing observable inputs. The pricing

53

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry and economic events. Fixed maturities with fair values obtained from pricing services, applicable market indices, or internal models with substantially all observable inputs are included in Level 2.

The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3 and can include fixed maturities across all categories.

Equity securities

Equity securities include common stock and nonredeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.

Mortgage loans

Mortgage loans include commercial mortgage loans for which the Company elected the fair value option. The fair value of the mortgage loans is determined through the use of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.

Short-term investments

Short-term investments include short-term notes with related and unrelated parties. Fair values of short-term investments are determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Levels 2 and 3.

54

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Call options and forwards

Certain fair values of options are valued with models that use market observable inputs, which are included in Level 2. Certain fair values of the call options are valued using broker quotes or through the use of internal option pricing models utilizing significant unobservable market assumptions, which are included in Level 3.  Fair values of forwards are valued using market observable inputs and are included in Level 2.

Separate account assets

Separate account assets include equity securities and investments in partnerships. The fair value of the equity securities within the separate accounts is determined using quoted prices in active markets for identical assets and is reflected in Level 1. The fair value of the investments in private notes within the separate accounts was determined using internal pricing models using inputs unobservable in the market. The fair value for partnerships within the separate accounts was determined through the use of an external third party pricing specialist through the use of the market approach, income approach, and trade data and through the manager’s representation of the fair value of underlying assets all unobservable in the market. The investments in private notes and partnerships are reflected in Level 3.

Reinsurance derivative asset/liability

The fair value of the reinsurance derivative is estimated based on the fair value of the assets supporting the funds withheld reinsurance liability under the coinsurance funds withheld arrangement or based on the fair value of the investment contract guarantee embedded derivative. These assets/liabilities are included in Level 3.

55

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Embedded derivatives – investment contract guarantees

The Company records guarantees for annuity contracts containing guaranteed riders for GMABs and GMWBs as derivative instruments. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced using stochastic techniques under a variety of market returns scenarios and other best estimate assumptions. These liabilities are included in Level 3.

Embedded derivatives – fixed index annuity contracts

Fair values of the Company’s embedded derivative component of the fixed index annuity policy liabilities are determined by (i) projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and (ii) discounting the excess of the projected contract value amounts at the applicable risk-free interest rates adjusted for the nonperformance risk related to those liabilities. The projections of policy contract values are based on the Company’s best estimate assumptions for future policy growth and future policy decrements. The Company’s best estimate assumptions for future policy growth include assumptions for the expected index credit on the next policy anniversary date derived from the fair values of the underlying call options purchased to fund such index credits and the expected costs of call options the Company will purchase in the future to fund index credits beyond the next policy anniversary. The projections of minimum guaranteed contract values include the same best estimate assumptions for policy decrements as were used to project policy contract values. These liabilities are included in Level 3.

56

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Assets and Liabilities Measured and Reported at Fair Value

The following tables present categories reported at fair value as follows:

	December 31, 2014
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$1,295,123	$1,281,168	$13,955	$–
Fixed maturities:
U.S. Treasury securities and other U.S. government corporations and agencies	765,090	–	765,090	–
Obligations of government-sponsored enterprises	641,368	–	626,465	14,903
Corporate	6,042,905	–	3,738,526	2,304,379
Obligations of foreign governments	15,567	–	15,567	–
Municipal obligations	515,184	–	515,184	–
Commercial mortgage-backed	679,179	–	620,356	58,823
Residential mortgage-backed	245,257	–	243,816	1,441
Collateralized debt obligations	55,600	–	50,424	5,176
Other debt obligations	4,475,366	–	1,806,256	2,669,110
Synthetic bonds	9,703	–	–	9,703
Total fixed maturities	13,445,219	–	8,381,684	5,063,535
Equity securities:
Financial	92,542	–	90,017	2,525
Mutual fund	6,780	6,780	–	–
Government	13,813	–	13,813	–
Warrants	21	–	–	21
Total equity securities	113,156	6,780	103,830	2,546

Mortgage loans, at fair value	15,810	–	–	15,810
Short-term investments	704,794	–	347,579	357,215
Call options	660,424	–	607,692	52,732
Forwards	1,746	–	1,746	–
Reinsurance derivative asset	3,689	–	–	3,689
Separate account assets	5,692,529	4,228,209	–	1,464,320
Total assets	$21,932,490	$5,516,157	$9,456,486	$6,959,847

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$12,035	$–	$–	$12,035
Fixed index annuity contracts	1,059,965	–	–	1,059,965
Total liabilities	$1,072,000	$–	$–	$1,072,000

57

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

	December 31, 2013
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$2,157,159	$1,856,945	$300,214	$–
Fixed maturities:
U.S. Treasury securities and other U.S. government corporations and agencies	560,385	–	560,385	–
Obligations of government-sponsored enterprises	587,928	–	580,378	7,550
Corporate	3,783,787	–	2,759,641	1,024,146
Obligations of foreign governments	2,791	–	2,791	–
Municipal obligations	335,157	–	335,157	–
Commercial mortgage-backed	585,111	–	444,521	140,590
Residential mortgage-backed	228,142	–	226,739	1,403
Collateralized debt obligations	50,544	–	13,009	37,535
Other debt obligations	2,551,388	–	898,808	1,652,580
Synthetic bonds	8,463	–	–	8,463
Total fixed maturities	8,693,696	–	5,821,429	2,872,267
Equity securities:
Financial	50,982	–	48,432	2,550
Mutual fund	45,321	45,321	–	–
Government	51,210	–	50,250	960
Technology	1,539	–	9	1,530
Warrants	281	–	–	281
Total equity securities	149,333	45,321	98,691	5,321

Mortgage loans, at fair value	40,020	–	–	40,020
Short-term investments	848,359	–	505,297	343,062
Call options	403,621	–	173,546	230,075
Interest rate swaps	125	–	–	125
Reinsurance derivative asset	15,203	–	–	15,203
Separate account assets	5,536,191	4,505,347	–	1,030,844
Total assets	$17,843,707	$6,407,613	$6,899,177	$4,536,917

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$9,077	$–	$–	$9,077
Fixed index annuity contracts	678,552	–	–	678,552
Total liabilities	$687,629	$–	$–	$687,629

58

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Changes in Level 3 Fair Value Measurements

The reconciliation for all Level 3 assets and liabilities measured at fair value using significant unobservable inputs for the year ended December 31, 2014 is as follows:

		Total Realized/Unrealized Gains and Losses					Change in Unrealized Gains
	Balance at January 1, 2014	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2014	(Losses) in Net Income for Positions Still Held
	(In Thousands)
Assets:
Fixed maturities:
Obligations of government-sponsored enterprises	$7,550	$(48)	$3,152	$4,249	$–	$14,903	$–
Corporate	1,024,146	(2,887)	38,788	1,240,171	4,161	2,304,379	(5,216)
Commercial mortgage-backed	140,590	171	14,071	19,857	(115,866)	58,823	17
Residential mortgage-backed	1,403	168	94	(224)	–	1,441	–
Collateralized debt obligations	37,535	1,708	444	(16,611)	(17,900)	5,176	27
Other debt obligations	1,652,580	3,060	(18,562)	1,149,292	(117,260)	2,669,110	38
Synthetic bonds	8,463	1,240	–	–	–	9,703	1,240
Total fixed maturities	2,872,267	3,412	37,987	2,396,734	(246,865)	5,063,535	(3,894)

Equities:
Financial	2,550	167	(25)	(167)	–	2,525	–
Government	960	–	–	(960)	–	–	–
Technology	1,530	–	158	(1,688)	–	–	–
Warrants	281	(271)	11	–	–	21	–
Total equities	5,321	(104)	144	(2,815)	–	2,546	–
Mortgage loans, at fair value	40,020	(86)	–	(24,124)	–	15,810	64
Short-term investments	343,062	(720)	(494)	15,367	–	357,215	–
Call options	230,075	98,108	–	(68,234)	(207,217)	52,732	19,097
Interest rate swap	125	(125)	–	–	–	–	–
Reinsurance derivative asset	15,203	(11,514)	–	–	–	3,689	(11,514)
Separate account assets(2)	1,030,844	493,825	–	(60,349)	–	1,464,320	–
Total assets	$4,536,917	$582,796	$37,637	$2,256,579	$(454,082)	$6,959,847	$3,753

59

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

		Total Realized/Unrealized Gains and Losses					Change in Unrealized Gains
	Balance at January 1, 2014	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2014	(Losses) in Net Income for Positions Still Held
	(In Thousands)
Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	9,077	2,958	–	–	–	12,035	–
Fixed index annuity contracts	678,552	41,981	–	339,432	–	1,059,965	–
Total liabilities	$687,629	$44,939	$–	$339,432	$–	$1,072,000	$–

(1)	Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations.

(2)	Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.

60

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2014 is as follows:

	Purchases	Issuances	Sales	Settlements	Net
	(In Thousands)
Assets:
Fixed maturities:
Obligations of government-sponsored enterprises	$11,831	$–	$7,582	$–	$4,249
Corporate	2,005,393	–	765,222	–	1,240,171
Commercial mortgage-backed	45,695	–	25,838	–	19,857
Residential mortgage-backed	584	–	808	–	(224)
Collateralized debt obligations	673	–	17,284	–	(16,611)
Other debt obligations	2,562,006	–	1,412,714	–	1,149,292
Total fixed maturities	4,626,182	–	2,229,448	–	2,396,734

Equities:
Financial	481	–	648	–	(167)
Government	5,675	–	6,635	–	(960)
Technology	–	–	1,688	–	(1,688)
Industrial	1	–	1	–	–
Warrants	271	–	271	–	–
Total equities	6,428	–	9,243	–	(2,815)

Mortgage loans, at fair value	–	–	24,124	–	(24,124)
Short-term investments	327,866	–	312,499	–	15,367
Call options	42,895	–	111,129	–	(68,234)
Separate account assets	–	93,101	–	153,450	(60,349)
Total assets	$5,003,371	$93,101	$2,686,443	$153,450	$2,256,579

Liabilities:
Embedded derivatives:
Fixed index annuity contracts	$–	$347,812	$–	$8,380	$339,432
Total liabilities	$–	$347,812	$–	$8,380	$339,432

61

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

The reconciliation for all Level 3 assets and liabilities measured at fair value using significant unobservable inputs for the year ended December 31, 2013 is as follows:

		Total Realized/Unrealized Gains and Losses					Change in Unrealized Gains
	Balance at January 1, 2013	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2013	(Losses) in Net Income for Positions Still Held
	(In Thousands)
Assets:
Fixed maturities:
Obligations of government-sponsored enterprises	$–	$(112)	$(64)	$7,726	$–	$7,550	$–
Corporate	805,521	1,374	(1,948)	217,051	2,148	1,024,146	(532)
Commercial mortgage-backed	97,637	1,137	(11,618)	55,196	(1,762)	140,590	22
Residential mortgage-backed	4,788	76	60	(3,524)	3	1,403	–
Other mortgage-backed	4,290	–	68	(4,358)	–	–	–
Collateralized debt obligations	30,563	3,403	(8,953)	11,754	768	37,535	(116)
Other debt obligations	921,633	3,950	6,450	103,786	616,761	1,652,580	(58)
Synthetic bonds	11,377	1,017	–	(3,931)	–	8,463	1,017
Total fixed maturities	1,875,809	10,845	(16,005)	383,700	617,918	2,872,267	333

Equities:
Financial	459	(340)	2,031	400	–	2,550	–
Government	38,778	–	–	12,432	(50,250)	960	–
Technology	–	–	(147)	1,677	–	1,530	–
Industrial	2,930	(671)	(181)	(2,078)	–	–	(1,011)
Warrants	267	–	14	–	–	281	–
Total equities	42,434	(1,011)	1,717	12,431	(50,250)	5,321	(1,011)
Mortgage loans, at fair value	194,719	(770)	–	(153,929)	–	40,020	602
Short-term investments	5,071	(1,256)	37	339,210	–	343,062	(1,869)
Call options	110,103	56,093	–	63,879	–	230,075	4,474
Interest rate swap	–	(113)	–	238	–	125	(113)
Reinsurance derivative asset	4,437	10,766	–	–	–	15,203	–
Separate account assets(2)	925,220	38,874	–	66,750	–	1,030,844	–
Total assets	$3,157,793	$113,428	$(14,251)	$712,279	$567,668	$4,536,917	$2,416

62

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

		Total Realized/Unrealized Gains and Losses					Change in Unrealized Gains
	Balance at January 1, 2013	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2013	(Losses) in Net Income for Positions Still Held
	(In Thousands)
Liabilities:
Interest rate swaps	$349	$(349)	$–	$–	$–	$–	$–
Embedded derivatives:
GMWB and GMAB reserves	17,317	(8,240)	–	–	–	9,077	–
Fixed index annuity contracts	265,635	85,130	–	327,787	–	678,552	–
Total liabilities	$283,301	$76,541	$–	$327,787	$–	$687,629	$–

(1)	Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations.

(2)	Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.

63

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2013 is as follows:

	Purchases	Issuances	Sales	Settlements	Net
	(In Thousands)
Assets:
Fixed maturities:
Obligations of government-sponsored enterprises	$9,372	$–	$1,646	$–	$7,726
Corporate	975,646	–	758,595	–	217,051
Commercial mortgage-backed	124,758	–	69,562	–	55,196
Residential mortgage-backed	–	–	3,524	–	(3,524)
Other mortgage-backed	–	–	4,358	–	(4,358)
Collateralized debt obligations	49,782	–	38,028	–	11,754
Other debt obligations	856,412	–	752,626	–	103,786
Synthetic bonds	–	–	3,931	–	(3,931)
Total fixed maturities	2,015,970	–	1,632,270	–	383,700

Equities:
Financial	400	–	–	–	400
Government	13,567	–	1,135	–	12,432
Technology	1,677	–	–	–	1,677
Industrial	271	–	2,349	–	(2,078)
Warrants	331	–	331	–	–
Total equities	16,246	–	3,815	–	12,431

Mortgage loans, at fair value	–	–	153,929	–	(153,929)
Short-term investments	574,144	–	234,934	–	339,210
Call options	140,295	–	3,988	72,428	63,879
Interest rate swap	238	–	–	–	238
Separate account assets	–	347,895	–	281,145	66,750
Total assets	$2,746,893	$347,895	$2,028,936	$353,573	$712,279

Liabilities:
Embedded derivatives:
Fixed index annuity contracts	$–	$331,737	$–	$3,950	$327,787
Total liabilities	$–	$331,737	$–	$3,950	$327,787

64

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Transfers

Transfers of assets and liabilities measured at fair value between hierarchy levels for the year ended December 31, 2014 are as follows:

	Transfers Out	Transfers Out	Transfers Out	Transfers Out	Transfers Out	Transfers Out
	of Level 1	of Level 1	of Level 2	of Level 2	of Level 3	of Level 3
	Into Level 2	Into Level 3	Into Level 1	Into Level 3	Into Level 1	Into Level 2
	(In Thousands)
Assets:
Fixed maturities:
Corporate	$–	$–	$–	$94,116	$–	$89,955
Commercial mortgage-backed	–	–	–	497	–	116,363
Collateralized debt obligations	–	–	–	5,002	–	22,902
Other debt obligations	–	–	–	67,012	–	184,272
Total fixed maturities	–	–	–	166,627	–	413,492

Call options	–	–	–	–	–	207,217

Total assets	$–	$–	$–	$166,627	$–	$620,709

Transfers of assets and liabilities measured at fair value between hierarchy levels for the year ended December 31, 2013 are as follows:

	Transfers Out	Transfers Out	Transfers Out	Transfers Out	Transfers Out	Transfers Out
	of Level 1	of Level 1	of Level 2	of Level 2	of Level 3	of Level 3
	Into Level 2	Into Level 3	Into Level 1	Into Level 3	Into Level 1	Into Level 2
	(In Thousands)
Assets:
Fixed maturities:
Corporate	$–	$–	$–	$16,999	$–	$14,851
Commercial mortgage-backed	–	–	–	–	–	1,762
Residential mortgage-backed	–	–	–	3	–	–
Collateralized debt obligations	–	–	–	768	–	–
Other debt obligations	–	–	–	644,539	–	27,778
Total fixed maturities	–	–	–	662,309	–	44,391

Equities:
Government	–	–	–	–	–	50,250

Total assets	$–	$–	$–	$662,309	$–	$94,641

65

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

During 2014 and 2013, the majority of assets transferred into and out of Level 3 included those assets that the Company was or was not subsequently able to obtain a price from a recognized third-party pricing vendor, or incurred changes to the observability of inputs or valuation techniques.

The transfers between levels are determined as of the end of the period for which the transfer is completed.

Quantitative Information About Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for fair value measurements categorized within Level 3, excluding assets and liabilities for which significant unobservable inputs are not developed internally, which primarily consist of those valued using broker quotes.

	As of December 31, 2014
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Fixed maturities:
Corporate	$1,684,025	Discounted cash flow	Credit spread	106-665 [360] basis points (bps)
	20,201		Discount rate	7.0% – 10.0% [8.8%]
	30,493	Market comparables	Earnings before interest, taxes, depreciation and amortization multiple (EBITDA)	7.0x –14.2x [10.9x]
	2,774		Liquidity adjustment	100 bps
	61,827	Stale price	Trade price / vendor price	100
	261	Recovery analysis	Expected recovery price	3.00-9.00 [7.00]
Commercial mortgage-backed	5,005	Discounted cash flow	Credit spread	275 – 485 [472] bps
Residential mortgage-backed	1,441	Odd lot discount	Discount rate	5.0%
Other debt obligations	1,361,557	Discounted cash flow	Credit spread	218 – 665 [398] bps
	299,395		Yield	6.45% - 9.00% [8.67%]
	136,000	Stale price	Trade price	100
Total fixed maturities	3,602,979
Mortgage loans, at fair value	15,810	Discounted cash flow	Credit spread	190 – 450 [369] bps
Short-term investments	294,842	Stale price	Par
	60,000	Short term loan	Pat
	2,374	Market comparables	EBITDA	8x
Reinsurance derivative asset	3,689	See Note (1)
Separate account assets	1,464,320	Revenue multiples	Projected revenues	4.5x – 5.50x [5.0x]
		Discounted cash flow	Discount rate	370 – 780 [414] bps
		Market comparables	Price per square foot	$21.84 - $295.00 [$216.38]
		Stale price	Par
		See Note (4)
Total assets	$5,444,014	See Note (2)

66

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

	As of December 31, 2014
	Assets/Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$12,035	Discounted cash flow	Credit spread	1.19%
			Long-term equity market volatility	Market Consistent
			Risk margin	5.00%
Fixed index annuity contracts	1,059,965	Discounted cash flow	Credit spread	1.19%
			Risk margin	0.13% – 0.17%
Total liabilities	$1,072,000

	As of December 31, 2013
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Fixed maturities:
Corporate	$701,600	Discounted cash flow	Credit spread	74 – 1,409 [415] bps
	7,039		Discount rate	0.0% – 22.75% [10.05%]
	2,410		EBITDA	3.5x – 17.3x [12.0x]
	45	Recovery analysis	Trade price / vendor price	.0001 – 2.50 [2.50]
	5,000	See Note (5)		100 bps
Commercial mortgage-backed	5,252	Discounted cash flow	Credit spread	495 – 1,407 [627] bps
Residential mortgage-backed	1,403	Odd lot discount	Discount rate	0.067% – 5.0% [4.80%]
Collateralized debt obligations	768	Discounted cash flow	Credit spread	148 [148] bps
Other debt obligations	945,637	Discounted cash flow	Credit spread	184 – 1483 [330] bps
	135,995	Modified discounted cash flow	Credit spread	300 – 750 [396] bps
Synthetic bonds	8,463	Discounted cash flow	Credit spread	228 bps
Total fixed maturities	1,813,612
Equity securities:
Government	960	See Note (3)
Warrants	281	Discounted cash flow	Earnings before interest, taxes, depreciation and amortization multiple	7.5x – 11.5x [7.5x]
Total equity securities	1,241
Mortgage loans, at fair value	40,020	Discounted cash flow	Credit spread	290 – 640 [444] bps
Short-term investments	8,562	Discounted cash flow	Discount rate	4.34% – 7.3% [5.58%]
	312,500	Recovery analysis	Par
Reinsurance derivative asset	15,203	See Note (1)
Separate account assets	1,030,844	Revenue multiples	Projected revenues	3.5 – 4.0x
		Discounted cash flow	Discount rate	386 – 850bps
		Recovery analysis	Par
		See Note (4)
Total assets	$3,221,982	See Note (2)

67

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

	As of December 31, 2013
	Assets/Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$9,077	Discounted cash flow	Own credit spread	1.44%
			Long-term equity market volatility	Market Consistent
			Risk margin	5.00%
Fixed index annuity contracts	678,552	Discounted cash flow	Own credit spread	1.44%
			Risk margin	0.12% – 0.16%
Total liabilities	$687,629

(1)
Equal to the net unrealized gains or losses on the underlying assets held in trust to support the funds withheld liability and the fair value of the investment guarantee embedded derivative (see Note 4).

(2)	The table above excludes certain securities for which the fair value of $1,515.8 million and $1,314.8 million as of December 31, 2014 and 2013, respectively, was based on non-binding broker quotes.
(3)	FHLB of Topeka common stock positions are valued at par as a proxy for fair value, as the stock can only be redeemed by the bank.
(4)
Separate account investments in partnerships for which the fair value as of December 31, 2014 and 2013 was determined through the manager’s representation of the fair value of the underlying investments.

(5)	Credit tenant lease position is valued at par due to the unique nature of the deal.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, the Company may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.

Increases or decreases in market volatilities could cause significant increases or decreases, respectively, in the fair value of embedded derivatives. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals.

68

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Increases or decreases in risk free rates could cause the fair value of the embedded derivative to significantly decrease or increase, respectively. Increases or decreases in the Company’s credit risk, which impacts the rates used to discount future cash flows, could significantly decrease or increase, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.

Decreases or increases in the mortality rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. Decreases or increases in the overall lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption varies dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contract holders will take withdrawals, when they will take them and how much of their benefit they will take. Increases or decreases in the assumption of the number of contract holders taking withdrawals could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contract holders take withdrawals earlier or later could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contract holders take more or less of their benefit could cause the fair value of the embedded derivative to decrease or increase, respectively.

Increases or decreases in market volatilities of the underlying assets supporting the funds withheld liability could cause significant increases or decreases, respectively, in the fair value of the embedded derivatives.

69

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value are as follows:

	December 31, 2014
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities)
Mortgage loans	$538,551	558,706	–	–	558,706
Notes receivable from related parties	1,540,658	1,540,658	–	–	1,540,658
Policy loans	413,188	425,401	–	–	425,401
Business-owned life insurance	20,266	20,266	–	–	20,266
Company-owned life insurance	23,606	23,606	–	–	23,606
Supplementary contracts without life contingencies	(9,539)	(10,377)	–	–	(10,377)
Individual and group annuities	(4,611,973)	(4,485,467)	–	–	(4,485,467)
Debt from consolidated VIEs	(361,428)	(343,588)	–	–	(343,588)
Notes payable related to commission assignments	(106,550)	(106,550)	–	–	(106,550)
Surplus notes payable	(127,467)	(167,567)	–	–	(167,567)
Long-term debt SAILES 2-0, LLC	(90,742)	(95,316)	–	–	(95,316)
Mortgage debt	(26,911)	(27,132)	–	–	(27,132)
Repurchase agreements	(241,195)	(241,195)	(241,195)	–	–
Separate account liabilities	(5,692,529)	(5,692,529)	(4,228,209)	–	(1,464,320)

	December 31, 2013
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities)
Mortgage loans	485,791	485,949	–	–	485,949
Notes receivable from related parties	739,946	739,946	–	–	739,946
Policy loans	475,577	489,048	–	–	489,048
Business-owned life insurance	20,174	20,174	–	–	20,174
Company-owned life insurance	21,955	21,955	–	–	21,955
Supplementary contracts without life contingencies	(9,323)	(8,598)	–	–	(8,598)
Individual and group annuities	(4,516,555)	(4,100,932)	–	–	(4,100,932)
Notes payable related to commission assignments	(33,500)	(33,500)	–	–	(33,500)
Surplus notes payable	(125,628)	(148,596)	–	–	(148,596)
Long-term debt SAILES 2-0, LLC	(97,279)	(98,808)	–	–	(98,808)
Mortgage debt	(29,581)	(28,832)	–	–	(28,832)
Repurchase agreements	(127,535)	(127,535)	(127,535)	–	–
Separate account liabilities	(5,536,191)	(5,536,191)	(4,505,347)	–	(1,030,844)

70

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments not measured at fair value but for which fair value is disclosed:

Mortgage loans – The carrying amounts of the officer residential mortgage loans reported in the consolidated balance sheets for these instruments approximate their fair values. Fair values of the commercial mortgage loans not held as fair value option securities are estimated using discounted cash flow analyses based on a variety of factors, including credit spreads, duration of the loans and prepayment terms and assumptions.

Notes receivable from related parties – The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

Policy loans – Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Business-owned life insurance and company-owned life insurance – The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

Investment-type insurance contracts – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated balance sheets. Insurance contracts include insurance, annuity, and other policy contracts that do involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed.

Debt from consolidated VIEs – Fair values are estimated using discounted cash flow analyses.

71

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Notes payable related to commission assignments – The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Surplus notes payable, long-term debt and mortgage debt – Fair values are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

Repurchase agreements – The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account liabilities – The fair values of the separate account liabilities are estimated based on the fair value of the related separate account assets, as these are considered to be pass-through contracts. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities.

14. Commitments and Contingencies

In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $11.0 million and $7.8 million at December 31, 2014 and 2013, respectively, over the next several years as required by the general partner.

As of December 31, 2014 and 2013, the Company had committed up to $139.5 million and $48.3 million, respectively, in unfunded bridge loans, unfunded revolvers, and other private investments.

72

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

14. Commitments and Contingencies (continued)

Expected future minimum rents related to the noncancelable portion of the FHLB and SAILES operating leases (see Note 1) to be received as of December 31 are as follows (in thousands):

2015	$17,353
2016	17,353
2017	16,796
2018	16,398
2019	16,398
Thereafter	84,723

The amounts received under both leases are recorded in other revenues in the consolidated statement of operations.

Guarantees of related parties: The Company provided payment guarantees on behalf of its related party, se2, LLC (se2), to certain se2 customers for all obligations and liabilities arising or incurred under the third-party administration agreements between such customers and se2.

The Company provided a loan funding commitment on behalf of Cain Hoy Finance Limited (CHF), a related party, to a certain borrower in the event that CHF doesn’t meet its obligations as required under the loan agreement.  As of December 31, 2014, CHF has met its obligations under the loan agreement.  Management does not anticipate a material impact to the results of operations or financial condition due to this funding commitment at this time.

Other legal and regulatory matters: In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions. Management believes the outcome of any resulting actions will not be material to the Company’s results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.

Various legal proceedings and other matters have arisen in the ordinary course of the Company’s business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company’s ultimate liability, if any, resulting from such matters will not be material to its results of operations or financial position.

73

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

15. Debt

Long-Term Debt

At December 31, 2014, the Company has access to a $407.2 million line of credit facility from FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (.25% at December 31, 2014). The Company had no borrowings under this line of credit at December 31, 2014 and 2013. The amount of the line of credit is determined by the fair market value of the Company’s available collateral held by FHLB, primarily mortgage-backed securities and commercial mortgage loans, not already pledged as collateral under existing contracts as of December 31, 2014.

The Company has outstanding surplus notes with a carrying value of $127.5 million and $125.6 million at December 31, 2014 and 2013, respectively. The surplus notes consist of $50.0 million of 8.75% notes issued in May 1996 and maturing on May 15, 2016, and $100.0 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.

In February 2013, SAILES acquired a commercial airplane for other investment purposes. SAILES leases the airplane to an airline under an operating lease that expires on February 28, 2025. The asset is amortized on a straight-line method over 25 years which approximates its estimated productive life. Depreciation on the asset in the amount of $5.2 million and $4.4 million for the years ended December 31, 2014 and 2013 is included in commissions and other operating expenses in the consolidated statements of operations.

74

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

15. Debt (continued)

The following is a summary of the asset held at cost less accumulated amortization for the years ended December 31:

	2014	2013
	(In Thousands)

Airplane	$145,000	$145,000
Less accumulated amortization	(9,539)	(4,358)
	$135,461	$140,642

The asset is included in other invested assets in the consolidated balance sheet.

On February 28, 2013, SAILES entered into a long-term note of $111.9 million due to SAIL Finance LLC, a related party, to finance the commercial airplane, which is due February 28, 2025. The note bears interest at 6.0% per annum, with quarterly payments. The loan amortizes quarterly in arrears to the final maturity date.

At December 31, 2014, future principal maturities for the years ending December 31 are as follows (in thousands):

2015	$6,649
2016	7,057
2017	7,490
2018	7,950
2019	8,437
Thereafter	53,159
$90,742

Mortgage Debt

The primary mortgage financing for the Company’s home office property was arranged through FHLB, which also occupies a portion of the premises. The underlying mortgage loan agreement with FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal

75

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

15. Debt (continued)

and interest payments totaling $381,600, including $62,805 applicable to the portion of the building leased to FHLB. The financing is collateralized by a first mortgage on the premises and $9.3 million of cash.

At December 31, 2014, combined future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows (in thousands):

2015	$2,856
2016	3,054
2017	3,265
2018	3,492
2019	3,734
Thereafter	10,510
$26,911

Interest expense as presented in the consolidated statement of operations consisted of the following for the year ended December 31:

	2014	2013	2012
	(In Thousands)

Debt/notes payable:
Surplus note interest	$13,665	$13,462	$13,281
Mortgage interest	1,908	2,081	1,875
SAILES interest	6,245	5,550	–
Commission assignment interest	5,247	1,585	160
Consolidated VIE interest	3,402	–	–
Total debt/notes payable interest	30,467	22,678	15,316
Repurchase agreement interest	640	1,430	520
Other interest	(150)	287	115
Total	$30,957	$24,395	$15,951

76

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

16. Related-Party Transactions

There are numerous transactions between the Company and entities related to the Company. Following are those the Company considers material that are not otherwise discussed (see Notes 1 and 10).

Gennessee had short-term notes outstanding with related parties as of December 31, 2014  and 2013, of $51.3 million and $33.5 million, respectively, which bear interest with rates ranging from 6.0 to 8.0%, and with maturities ranging from January 15, 2015 to December 23, 2015.  The company paid interest on these notes of $3.5 million and $1.6 million for the years ended December 31, 2014 and 2013, respectively.

Dunbarre had short-term notes outstanding with related parties as of December 31, 2014 of $55.3 million that bear interest at 8%, with maturities ranging from November 16, 2015 to December 30, 2015.  The company paid interest on these notes of $1.7 million during the year ended December 31, 2014.

As of December 31, 2014 and 2013, the Company had the following investments in affiliated parties with interest rates ranging from 3.35% to 10.0% and maturity dates ranging from January 2015 through October 2018.  These investments are included in notes receivable from related parties in the consolidated balance sheets:

	2014	2013
	(In Thousands)

Note Funding 1892, LLC	$399,833	$–
BA Seattle Aviation, LLC	372,917	–
SBC Funding, LLC	289,520	485,427
NF-GPIM	233,120	–
SBC Funding II, LLC	216,361	–
Other	28,907	254,519
	$1,540,658	$739,946

77

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

16. Related-Party Transactions (continued)

As of December 31, 2014 and 2013, the Company had investments in the following various investment vehicles managed by related parties. These are included in fixed maturities available for sale on the consolidated balance sheets.

	2014	2013
	(In Thousands)

5180 CLO LP	$216,866	$218,528
Guggenheim Private Debt Funding	136,000	135,995
Mercer Field CLO LP	121,588	107,334
Hempstead CLO LP	430,364	295,566
	$904,818	$757,423

As of December 31, 2014 and 2013, the Company had the following individually material investments in other related parties. These investments are included in fixed maturities available for sale on the consolidated balance sheets.

	2014	2013
	(In Thousands)

Sun Life Assurance Company of Canada	$255,363	$186,577
American Capital Holdings, LLC	–	157,460
Santiam Holdings, LLC	–	110,000
Cain Hoy Capital Company, LLC	287,359	–
DLPR LLC	139,683	1,500
American Media Productions, LLC	400,000	190,000
	$1,082,405	$645,537

The Company has contracted with GPIM to perform investment advisory services. For the years ended December 31, 2014, 2013, and 2012, the Company paid fees of $21.5 million, $15.9 million, and $12.7 million, respectively, associated with the services performed. These fees are included in commissions and other operating expense in the consolidated statements of operations.

78

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

16. Related-Party Transactions (continued)

The Company received revenue sharing income of $12.9 million, $13.7 million, and $13.6 million from Security Investors, LLC and Guggenheim Distributors, LLC, both related parties, for the years ended December 31, 2014, 2013 and 2012, respectively. These fees are included in asset based fees on the consolidated statement of operations.

The Company received $15.2 million, $13.6 million, and $11.7 million for the years ended December 31, 2014, 2013, and 2012, respectively, from related parties for distribution support fees based on asset values. These fees are included in other revenues on the consolidated statement of operations.

The Company paid $67.8 million, $62.5 million, and $65.9 million for the years ended December 31, 2014, 2013, and 2012, respectively, to various other related parties for providing management and administrative services. These fees are included in commissions and other operating expenses on the consolidated statements of operations.

The Company received $325.0 million and $60.0 million as capital contributions from SBC during 2014 and 2013, respectively. The Company paid $118.4 million and $154.9 million in dividends to SBC in 2014 and 2013, respectively.

17. Statutory Financial Information and Regulatory Net Capital Requirements

The Company’s statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department. The State of Kansas has adopted the National Association of Insurance Commissioners’ statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Commissioner of the Kansas Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

79

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

17. Statutory Financial Information and Regulatory Net Capital Requirements (continued)

The State of Kansas has granted its approval of permitted accounting practices for one year call options and multi-year call options that differ from NAIC SAP which allow the Company, to the extent the hedging program is and continues to be economically effective, to report call options at amortized cost. In addition, the corresponding reserve liabilities that are hedged by the call options are calculated under Actuarial Guideline (AG) 35, whereas the permitted practices allow the reserves to assume the market value of the eligible derivative assets associated with the current interest crediting periods to be zero. At the conclusion of each interest crediting period, interest credited is reflected in reserves as realized. These permitted practices will expire on September 30, 2015, unless extended by the Commissioner of Insurance.

As a result of these permitted practices, statutory surplus decreased $139.7 million and $55.6 million as of December 31, 2014 and 2013, respectively.

The Company offers riders on its fixed index annuities (FIAs) which provide for future withdrawal and death benefits. In accordance with the NAIC’s Accounting Practices and Procedures Manual, the FIAs with riders should be reserved for under the revised AG33. In 2012, the Company requested and received approval from the Kansas Insurance Department to use an alternative methodology to reserve for these contracts under the Practical Considerations section of AG33. The reserve held at December 31, 2013 and 2014 for FIAs with riders was based on AG43, the approved alternative method for these contracts. AG43 is a principles based reserving methodology which requires ongoing review of and updates to the assumptions. The Company closely monitors developing experience on this type of business as well as any new emerging industry information. The Company adjusts its AG43 assumptions when it determines it is reasonable and appropriate and reports the results of its experience analysis to the Department. During the fourth quarter 2014 review of the Company’s AG43 statutory reserving assumptions and methodology with respect to FIAs with riders, management determined certain lapse, income utilization and investment assumptions should be strengthened over time. The Company recorded a portion of the reserve increase in 2014 and the Company and the Kansas Insurance Department agreed to phase-in the remaining reserve increase related to strengthening these assumptions over a five year period from 2015 to 2019. Specifically, the Company will record an after-tax adjustment of $16.3 million for the first six quarters, $12.2 million for the next four quarters, and $8.1 million for the last ten quarters.  For FIAs with riders issued on or after February 1, 2015, the AG33 reserving methodology will be utilized.

80

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

17. Statutory Financial Information and Regulatory Net Capital Requirements (continued)

Statutory capital and surplus, including surplus notes (see Note 15) of the insurance operations, were $1,301.5 million and $1,044.8 million at December 31, 2014 and 2013, respectively. Statutory net income of the insurance operations was $122.1 million, $163.6 million, and $156.9 million for the years ended December 31, 2014, 2013, and 2012, respectively.

Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC and state insurance regulators. The NAIC has a standard formula for calculating RBC based on the risk factors relating to an insurance company’s capital and surplus, including asset risk, credit risk, underwriting risk, and business risk. State laws specify regulatory actions if any insurance company’s adjusted capital falls below certain levels, including the company action-level RBC and the authorized control-level RBC.

At December 31, 2014, the Company’s statutory adjusted capital per the RBC calculation is $1,602.5 million as compared to its company action level RBC of $418.1 million and its authorized control level RBC of $209.0 million.

The Company may not, without notice to the Commissioner and (A) the expiration of 30 days without disapproval by the Commissioner or (B) the Commissioner’s earlier approval, pay a dividend or distribution of cash or other property whose fair market value together with that of other dividends or distributions made within the preceding 12 months exceeds the greater of (1) 10% of its surplus as regards to policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, for the 12-month period ending on the preceding December 31. Any dividends paid must be paid from unassigned surplus. In 2015, the Company is not allowed to pay dividends without the approval or non-disapproval of the Commissioner.

SDI is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1 under the Securities Exchange Act of 1934). SDI computes its net capital requirements under the basic method, which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. Advances to related parties, dividend payments, and other equity withdrawals are subject to certain notification and other provisions of the SEC Uniform Net Capital Rule or other regulatory bodies.

81

Security Benefit Life Insurance Company and Subsidiaries
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Consolidated Financial Statements (continued)

17. Statutory Financial Information and Regulatory Net Capital Requirements (continued)

At December 31, 2014, SDI had net capital of $10.0 million, which was $9.0 million in excess of its required net capital of $1.0 million. SDI claims exemption from Rule 15c3-3, which requires a reserve with respect to customer funds, pursuant to Paragraph (k)(2)(i) thereof. SDI’s ratio of aggregate indebtedness to net capital was 1.51 to 1 at December 31, 2014.

18. Subsequent Events

On March 4, 2015, the Company received a capital contribution of $400.0 million from its parent SBC. For statutory reporting purposes, the Company established a receivable for the capital contribution as of December 31, 2014.

The Company has evaluated all material subsequent events or transactions that occurred after the consolidated balance sheet date through the date on which the consolidated financial statements were issued for potential recognition or disclosure. Except as described above, the Company has not identified any other subsequent events requiring recognition or disclosure.

82

Financial Statements

Variable Annuity Account XIV –
EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Year Ended December 31, 2014
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account XIV -
EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Financial Statements

Year Ended December 31, 2014

Contents

Report of Independent Registered Public Accounting Firm	1
Audited Financial Statements
Statements of Net Assets	3
Statements of Operations	58
Statements of Changes in Net Assets	114
Notes to Financial Statements	203
1. Organization and Significant Accounting Policies	203
2. Variable Annuity Contract Charges	233
3. Summary of Unit Transactions	234
4. Financial Highlights	241
5. Subsequent Events	290

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity (the Account), a separate account of Security Benefit Life Insurance Company comprised of the subaccounts as listed in Note 1, as of December 31, 2014, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for each of the two years or periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2014, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

ERNST & YOUNG LLP
April 30, 2015

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets

December 31, 2014

	7Twelve Balanced Portfolio	Alger Capital Appreciation	Alger Large Cap Growth	AllianceBernstein VPS Dynamic Asset Allocation (a)	AllianceBernstein VPS Growth and Income
Assets:
Mutual funds, at market value	$271,536	$189,283	$25,406	$24,808	$91,002
Investment income receivable	-	-	-	-	-
Net assets	$271,536	$189,283	$25,406	$24,808	$91,002

Units outstanding:
EliteDesigns 0 Year	18,629	4,401	1,892	2,473	6,530
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	9,148	10,133	-	-	-
Total units	27,777	14,534	1,892	2,473	6,530

Unit value:
EliteDesigns 0 Year	$9.81	$14.65	$13.43	$10.03	$13.94
EliteDesigns 5 Year	$9.85	$14.76	$13.53	$10.04	$13.99
EliteDesigns II	$9.69	$12.33	$12.18	$9.96	$11.33

Mutual funds, at cost	$272,809	$206,819	$28,096	$24,085	$75,569
Mutual fund shares	24,072	2,740	437	2,126	3,063

(a)  New subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	AllianceBernstein VPS Small/Mid Cap Value	ALPS/Alerian Energy Infrastructure	American Century VP Income & Growth	American Century VP Inflation Protection	American Century VP International
Assets:
Mutual funds, at market value	$42,465	$204,721	$315,100	$25,190	$132,591
Investment income receivable	-	-	-	-	-
Net assets	$42,465	$204,721	$315,100	$25,190	$132,591

Units outstanding:
EliteDesigns 0 Year	2,972	6,569	19,859	2,865	12,898
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	11,474	1,824	-	-
Total units	2,972	18,043	21,683	2,865	12,898

Unit value:
EliteDesigns 0 Year	$14.28	$11.50	$14.79	$8.79	$10.28
EliteDesigns 5 Year	$14.34	$11.54	$14.90	$8.83	$10.36
EliteDesigns II	$11.33	$11.27	$11.67	$9.48	$9.88

Mutual funds, at cost	$42,005	$212,424	$303,530	$25,566	$129,820
Mutual fund shares	1,949	17,203	31,136	2,424	13,299

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	American Century VP Mid Cap Value	American Century VP Value	American Funds IS Asset Allocation (a)	American Funds IS Blue Chip Income and Growth (a)	American Funds IS Global Bond (a)
Assets:
Mutual funds, at market value	$293,124	$313,668	$108,674	$38,118	$15,940
Investment income receivable	-	-	-	-	-
Net assets	$293,124	$313,668	$108,674	$38,118	$15,940

Units outstanding:
EliteDesigns 0 Year	14,478	21,794	-	3,516	1,678
EliteDesigns 5 Year	4,263	-	-	-	-
EliteDesigns II	1,769	207	10,746	-	-
Total units	20,510	22,001	10,746	3,516	1,678

Unit value:
EliteDesigns 0 Year	$14.51	$14.29	$10.18	$10.84	$9.49
EliteDesigns 5 Year	$14.62	$14.40	$10.20	$10.85	$9.51
EliteDesigns II	$11.71	$11.40	$10.11	$10.77	$9.43

Mutual funds, at cost	$265,645	$294,609	$109,696	$38,640	$16,358
Mutual fund shares	14,767	33,298	4,915	2,606	1,362

(a)  New subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	American Funds IS Global Growth and Income (a)	American Funds IS Growth (a)	American Funds IS Growth-Income (a)	American Funds IS New World (a)	American Funds IS U.S. Government/ AAA-Rated Securities (a)
Assets:
Mutual funds, at market value	$15,934	$20,562	$9,954	$76,874	$56,461
Investment income receivable	-	-	-	-	-
Net assets	$15,934	$20,562	$9,954	$76,874	$56,461

Units outstanding:
EliteDesigns 0 Year	-	22	-	5,434	2,038
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,598	1,928	945	3,087	3,655
Total units	1,598	1,950	945	8,521	5,693

Unit value:
EliteDesigns 0 Year	$10.04	$10.62	$10.61	$9.04	$9.96
EliteDesigns 5 Year	$10.05	$10.63	$10.63	$9.06	$9.97
EliteDesigns II	$9.97	$10.54	$10.54	$8.98	$9.89

Mutual funds, at cost	$16,495	$20,881	$10,071	$80,467	$56,836
Mutual fund shares	1,254	258	190	3,739	4,575

(a)  New subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	BlackRock Basic Value V.I.	BlackRock Capital Appreciation V.I.	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.	BlackRock Global Opportunities V.I.
Assets:
Mutual funds, at market value	$195,092	$106,076	$332,600	$280,468	$39,196
Investment income receivable	-	-	-	-	-
Net assets	$195,092	$106,076	$332,600	$280,468	$39,196

Units outstanding:
EliteDesigns 0 Year	12,138	6,978	21,943	20,101	1,123
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	2,557	1,557	4,199	6,947	2,704
Total units	14,695	8,535	26,142	27,048	3,827

Unit value:
EliteDesigns 0 Year	$13.68	$12.56	$13.04	$10.45	$10.54
EliteDesigns 5 Year	$13.78	$12.65	$13.14	$10.53	$10.62
EliteDesigns II	$11.33	$11.91	$11.09	$10.14	$10.12

Mutual funds, at cost	$196,013	$117,088	$314,910	$298,644	$39,145
Mutual fund shares	11,954	11,839	30,542	19,793	2,417

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	BlackRock High Yield V.I.	BlackRock Large Cap Core V.I.	BlackRock Large Cap Growth V.I.	Deutsche Capital Growth VIP (c)	Deutsche Core Equity VIP (c)
Assets:
Mutual funds, at market value	$219,023	$54,582	$27,929	$91,847	$20,766
Investment income receivable	12,603	-	-	-	-
Net assets	$231,626	$54,582	$27,929	$91,847	$20,766

Units outstanding:
EliteDesigns 0 Year	12,947	-	1,961	6,583	1,462
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	9,514	4,593	-	-	-
Total units	22,461	4,593	1,961	6,583	1,462

Unit value:
EliteDesigns 0 Year	$10.45	$13.72	$14.24	$13.95	$14.20
EliteDesigns 5 Year	$10.49	$13.83	$14.35	$14.06	$14.31
EliteDesigns II	$10.12	$11.88	$12.40	$12.19	$11.89

Mutual funds, at cost	$224,568	$59,466	$25,365	$87,770	$20,945
Mutual fund shares	29,478	1,649	1,996	3,078	1,630

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Deutsche Global Small Cap VIP (c)	Deutsche Government & Agency Securities VIP (c)	Deutsche High Income VIP (c)	Deutsche Small Mid Cap Value VIP (c)	Dimensional VA Global Bond Portfolio
Assets:
Mutual funds, at market value	$17,695	$72,549	$2,160	$9,488	$293,064
Investment income receivable	-	-	-	-	-
Net assets	$17,695	$72,549	$2,160	$9,488	$293,064

Units outstanding:
EliteDesigns 0 Year	1,555	7,489	-	-	30,880
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	219	858	-
Total units	1,555	7,489	219	858	30,880

Unit value:
EliteDesigns 0 Year	$11.38	$9.69	$10.16	$12.14	$9.49
EliteDesigns 5 Year	$11.47	$9.76	$10.20	$12.23	$9.53
EliteDesigns II	$10.28	$9.88	$9.85	$11.06	$9.61

Mutual funds, at cost	$18,564	$75,857	$2,194	$9,396	$297,754
Mutual fund shares	1,238	6,153	326	534	27,364

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio
Assets:
Mutual funds, at market value	$293,613	$484,182	$272,003	$692,057	$445,771
Investment income receivable	-	-	-	-	-
Net assets	$293,613	$484,182	$272,003	$692,057	$445,771

Units outstanding:
EliteDesigns 0 Year	22,534	39,428	29,271	42,755	29,333
EliteDesigns 5 Year	2,792	4,842	-	-	-
EliteDesigns II	955	1,455	-	6,264	2,691
Total units	26,281	45,725	29,271	49,019	32,024

Unit value:
EliteDesigns 0 Year	$11.21	$10.61	$9.29	$14.50	$14.18
EliteDesigns 5 Year	$11.25	$10.65	$9.33	$14.56	$14.24
EliteDesigns II	$10.21	$9.86	$9.33	$11.52	$11.07

Mutual funds, at cost	$329,999	$537,841	$272,830	$693,169	$463,133
Mutual fund shares	26,547	41,277	26,719	30,129	24,426

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Direxion Dynamic VP HY Bond	Dreyfus IP Small Cap Stock Index	Dreyfus IP Technology Growth	Dreyfus Stock Index	Dreyfus VIF International Value
Assets:
Mutual funds, at market value	$262,968	$105,601	$28,245	$102,228	$22,947
Investment income receivable	-	-	-	-	-
Net assets	$262,968	$105,601	$28,245	$102,228	$22,947

Units outstanding:
EliteDesigns 0 Year	29,159	4,893	328	7,230	3,369
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	3,280	2,007	-	-
Total units	29,159	8,173	2,335	7,230	3,369

Unit value:
EliteDesigns 0 Year	$9.02	$14.08	$13.41	$14.14	$6.81
EliteDesigns 5 Year	$9.17	$14.13	$13.46	$14.20	$6.92
EliteDesigns II	$9.57	$11.21	$11.88	$11.72	$9.36

Mutual funds, at cost	$264,367	$98,921	$26,856	$97,502	$24,470
Mutual fund shares	16,700	5,739	1,568	2,270	2,175

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Eaton Vance VT Floating-Rate Income (a)	Eaton Vance VT Large-Cap Value (a)	Federated Fund for U.S. Government Securities II	Federated High Income Bond II	Fidelity VIP Balanced
Assets:
Mutual funds, at market value	$18,913	$16,191	$38,843	$68,667	$4,047,165
Investment income receivable	-	-	-	-	-
Net assets	$18,913	$16,191	$38,843	$68,667	$4,047,165

Units outstanding:
EliteDesigns 0 Year	1,935	-	3,354	2,896	98,936
EliteDesigns 5 Year	-	-	-	1,786	-
EliteDesigns II	-	1,560	409	659	255,631
Total units	1,935	1,560	3,763	5,341	354,567

Unit value:
EliteDesigns 0 Year	$9.77	$10.46	$10.38	$13.16	$12.10
EliteDesigns 5 Year	$9.78	$10.47	$10.54	$13.38	$12.19
EliteDesigns II	$9.71	$10.39	$9.84	$9.95	$11.16

Mutual funds, at cost	$19,021	$16,319	$38,557	$68,467	$4,107,254
Mutual fund shares	2,058	1,224	3,493	9,995	243,658

(a)  New subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Fidelity VIP Contrafund	Fidelity VIP Disciplined Small Cap	Fidelity VIP Emerging Markets	Fidelity VIP Growth & Income	Fidelity VIP Growth Opportunities
Assets:
Mutual funds, at market value	$999,231	$25,169	$74,642	$264,117	$466,776
Investment income receivable	-	-	-	-	-
Net assets	$999,231	$25,169	$74,642	$264,117	$466,776

Units outstanding:
EliteDesigns 0 Year	59,878	1,839	5,001	15,115	21,749
EliteDesigns 5 Year	2,078	-	-	-	6,007
EliteDesigns II	15,829	-	2,506	3,710	7,370
Total units	77,785	1,839	7,507	18,825	35,126

Unit value:
EliteDesigns 0 Year	$13.13	$13.68	$9.88	$14.69	$13.64
EliteDesigns 5 Year	$13.34	$13.78	$9.92	$14.80	$13.86
EliteDesigns II	$11.69	$11.13	$10.08	$11.35	$11.77

Mutual funds, at cost	$849,255	$25,353	$76,020	$251,061	$401,855
Mutual fund shares	27,227	1,679	8,184	12,928	14,060

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Fidelity VIP High Income	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Fidelity VIP Mid Cap	Fidelity VIP Overseas
Assets:
Mutual funds, at market value	$5,912,684	$1,401,317	$722,990	$535,207	$54,024
Investment income receivable	-	-	-	-	-
Net assets	$5,912,684	$1,401,317	$722,990	$535,207	$54,024

Units outstanding:
EliteDesigns 0 Year	4,925	100,999	50,550	43,460	5,379
EliteDesigns 5 Year	-	5,133	12,777	-	-
EliteDesigns II	597,601	4,824	2,071	-	-
Total units	602,526	110,956	65,398	43,460	5,379

Unit value:
EliteDesigns 0 Year	$9.95	$12.67	$11.07	$12.31	$10.04
EliteDesigns 5 Year	$9.99	$12.87	$11.25	$12.41	$10.12
EliteDesigns II	$9.81	$11.74	$9.93	$11.39	$10.05

Mutual funds, at cost	$6,215,247	$1,186,301	$727,687	$491,417	$55,379
Mutual fund shares	1,103,113	6,802	57,793	14,528	2,912

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Fidelity VIP Real Estate	Fidelity VIP Strategic Income	Franklin Flex Cap Growth VIP Fund	Franklin Growth and Income VIP Fund (c)	Franklin High Income VIP Fund (c)
Assets:
Mutual funds, at market value	$598,085	$104,750	$71,915	$25,278	$4,953,156
Investment income receivable	-	-	-	-	-
Net assets	$598,085	$104,750	$71,915	$25,278	$4,953,156

Units outstanding:
EliteDesigns 0 Year	41,484	7,978	4,978	1,854	31,663
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	2,777	2,363	804	-	470,817
Total units	44,261	10,341	5,782	1,854	502,480

Unit value:
EliteDesigns 0 Year	$13.68	$10.20	$12.56	$13.64	$10.98
EliteDesigns 5 Year	$13.78	$10.28	$12.66	$13.74	$11.07
EliteDesigns II	$11.25	$9.85	$11.66	$11.29	$9.79

Mutual funds, at cost	$585,068	$110,354	$69,923	$18,131	$4,925,942
Mutual fund shares	30,718	9,480	4,330	1,508	772,723

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Franklin Income VIP Fund (c)	Franklin Large Cap Growth VIP Fund (c)	Franklin Mutual Global Discovery VIP Fund(c)	Franklin Mutual Shares VIP Fund (c)	Franklin Rising Dividends VIP Fund (c)
Assets:
Mutual funds, at market value	$2,845,469	$28,348	$583,471	$78,777	$628,499
Investment income receivable	-	-	-	-	-
Net assets	$2,845,469	$28,348	$583,471	$78,777	$628,499

Units outstanding:
EliteDesigns 0 Year	209,620	2,102	28,245	3,092	28,673
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	43,078	-	21,310	3,555	20,160
Total units	252,698	2,102	49,555	6,647	48,833

Unit value:
EliteDesigns 0 Year	$11.44	$13.48	$12.50	$12.90	$14.05
EliteDesigns 5 Year	$11.52	$13.58	$12.59	$13.00	$14.15
EliteDesigns II	$10.40	$11.53	$10.82	$10.94	$11.19

Mutual funds, at cost	$2,859,622	$27,569	$593,345	$77,536	$560,215
Mutual fund shares	177,842	1,236	26,389	3,486	21,628

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Franklin Small Cap Value VIP Fund (c)	Franklin Small-Mid Cap Growth VIP Fund (c)	Franklin Strategic Income VIP Fund (c)	Franklin U.S. Government Securities VIP Fund (c)	Goldman Sachs VIT Growth Opportunities
Assets:
Mutual funds, at market value	$102,455	$132,806	$522,596	$200,024	$76,723
Investment income receivable	-	-	-	-	-
Net assets	$102,455	$132,806	$522,596	$200,024	$76,723

Units outstanding:
EliteDesigns 0 Year	8,007	3,708	16,865	14,258	5,417
EliteDesigns 5 Year	-	307	-	-	-
EliteDesigns II	-	3,079	35,381	6,587	136
Total units	8,007	7,094	52,246	20,845	5,553

Unit value:
EliteDesigns 0 Year	$12.78	$24.23	$10.41	$9.53	$13.87
EliteDesigns 5 Year	$12.88	$24.53	$10.49	$9.60	$13.98
EliteDesigns II	$10.78	$11.50	$9.79	$9.73	$11.67

Mutual funds, at cost	$105,627	$137,996	$536,712	$199,319	$83,010
Mutual fund shares	4,590	5,637	45,246	15,713	9,977

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Goldman Sachs VIT High Quality Floating Rate	Goldman Sachs VIT Large Cap Value	Goldman Sachs VIT Mid Cap Value	Goldman Sachs VIT Strategic Growth	Goldman Sachs VIT Strategic International Equity
Assets:
Mutual funds, at market value	$323,168	$107,014	$649,863	$168,417	$116,726
Investment income receivable	-	-	-	-	-
Net assets	$323,168	$107,014	$649,863	$168,417	$116,726

Units outstanding:
EliteDesigns 0 Year	33,203	7,606	43,021	10,608	11,753
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	327	204	5,221	810	-
Total units	33,530	7,810	48,242	11,418	11,753

Unit value:
EliteDesigns 0 Year	$9.64	$13.75	$13.69	$14.93	$9.93
EliteDesigns 5 Year	$9.71	$13.86	$13.80	$15.05	$10.01
EliteDesigns II	$9.39	$11.60	$11.62	$12.25	$9.66

Mutual funds, at cost	$327,006	$116,306	$705,674	$172,019	$126,269
Mutual fund shares	30,866	9,404	37,241	10,441	12,578

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Guggenheim VIF All Cap Value (c)	Guggenheim VIF CLS AdvisorOne Amerigo (c)	Guggenheim VIF CLS AdvisorOne Clermont (c)	Guggenheim VIF CLS AdvisorOne Select Allocation (c)	Guggenheim VIF Floating Rate Strategies (c)
Assets:
Mutual funds, at market value	$32,761	$1,171,192	$962,306	$296,323	$563,480
Investment income receivable	-	-	-	-	-
Net assets	$32,761	$1,171,192	$962,306	$296,323	$563,480

Units outstanding:
EliteDesigns 0 Year	8	55,622	68,331	15,118	51,639
EliteDesigns 5 Year	-	55,146	32,966	13,646	3,563
EliteDesigns II	2,954	-	-	-	1,665
Total units	2,962	110,768	101,297	28,764	56,867

Unit value:
EliteDesigns 0 Year	$21.00	$10.48	$9.45	$10.22	$9.91
EliteDesigns 5 Year	$21.26	$10.65	$9.60	$10.39	$9.94
EliteDesigns II	$11.04	$10.56	$9.90	$10.30	$9.85

Mutual funds, at cost	$32,275	$1,028,241	$937,871	$280,667	$547,448
Mutual fund shares	927	28,904	36,998	11,082	21,482

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Guggenheim VIF Global Managed Futures Strategy (c)	Guggenheim VIF High Yield (c)	Guggenheim VIF Large Cap Value (c)	Guggenheim VIF Long Short Equity (c)	Guggenheim VIF Macro Opportunities (c)
Assets:
Mutual funds, at market value	$290,363	$336,877	$5,407	$317,940	$517,264
Investment income receivable	-	-	-	-	-
Net assets	$290,363	$336,877	$5,407	$317,940	$517,264

Units outstanding:
EliteDesigns 0 Year	7,684	26,007	32	33,959	31,105
EliteDesigns 5 Year	1,704	-	-	-	-
EliteDesigns II	21,208	5,749	427	754	20,122
Total units	30,596	31,756	459	34,713	51,227

Unit value:
EliteDesigns 0 Year	$6.72	$10.70	$19.72	$9.13	$10.04
EliteDesigns 5 Year	$6.81	$10.78	$19.96	$9.28	$10.07
EliteDesigns II	$10.71	$9.97	$11.21	$10.26	$10.18

Mutual funds, at cost	$252,235	$341,229	$4,968	$300,666	$511,759
Mutual fund shares	13,913	9,952	131	21,084	19,453

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Guggenheim VIF Managed Asset Allocation (c)	Guggenheim VIF Mid Cap Value (c)	Guggenheim VIF Multi-Hedge Strategies (c)	Guggenheim VIF Small Cap Value (c)	Guggenheim VIF StylePlus Large Core (c)
Assets:
Mutual funds, at market value	$3,192,841	$64,502	$104,990	$164,237	$14,296
Investment income receivable	-	-	-	-	-
Net assets	$3,192,841	$64,502	$104,990	$164,237	$14,296

Units outstanding:
EliteDesigns 0 Year	-	2,164	8,815	4,435	1,013
EliteDesigns 5 Year	-	-	848	-	-
EliteDesigns II	300,015	1,574	3,402	9,407	-
Total units	300,015	3,738	13,065	13,842	1,013

Unit value:
EliteDesigns 0 Year	$11.77	$22.29	$7.40	$15.19	$14.12
EliteDesigns 5 Year	$11.86	$22.56	$7.52	$15.44	$14.18
EliteDesigns II	$10.64	$10.34	$9.80	$10.30	$12.04

Mutual funds, at cost	$3,193,195	$61,827	$100,620	$151,682	$13,998
Mutual fund shares	115,390	766	4,409	3,175	381

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Guggenheim VIF StylePlus Large Growth (c)	Guggenheim VIF StylePlus Mid Growth (c)	Guggenheim VIF StylePlus Small Growth (c)	Guggenheim VIF Total Return Bond (c)	Guggenheim VIF World Equity Income (c)
Assets:
Mutual funds, at market value	$22,454	$82,009	$26,161	$1,665,358	$74,514
Investment income receivable	-	-	-	-	-
Net assets	$22,454	$82,009	$26,161	$1,665,358	$74,514

Units outstanding:
EliteDesigns 0 Year	1,749	2,648	584	111,501	8,613
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	1,339	1,514	50,283	-
Total units	1,749	3,987	2,098	161,784	8,613

Unit value:
EliteDesigns 0 Year	$12.84	$24.92	$14.62	$10.26	$8.65
EliteDesigns 5 Year	$12.94	$25.23	$14.68	$10.30	$8.79
EliteDesigns II	$12.27	$11.96	$11.64	$10.38	$10.72

Mutual funds, at cost	$21,085	$70,407	$24,729	$1,656,041	$67,482
Mutual fund shares	1,441	1,670	823	104,805	5,914

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Ibbotson Aggressive Growth ETF Asset Allocation	Ibbotson Balanced ETF Asset Allocation	Ibbotson Conservative ETF Asset Allocation	Ibbotson Growth ETF Asset Allocation	Ibbotson Income and Growth ETF Asset Allocation
Assets:
Mutual funds, at market value	$46,255	$437,881	$211,401	$370,785	$71,356
Investment income receivable	-	-	-	-	-
Net assets	$46,255	$437,881	$211,401	$370,785	$71,356

Units outstanding:
EliteDesigns 0 Year	-	5,428	11,880	7,391	3,501
EliteDesigns 5 Year	-	791	-	-	-
EliteDesigns II	4,393	35,883	9,633	27,275	3,499
Total units	4,393	42,102	21,513	34,666	7,000

Unit value:
EliteDesigns 0 Year	$11.66	$11.00	$9.85	$11.50	$10.40
EliteDesigns 5 Year	$11.71	$11.04	$9.89	$11.54	$10.44
EliteDesigns II	$10.53	$10.30	$9.79	$10.48	$10.02

Mutual funds, at cost	$45,296	$443,653	$215,606	$366,935	$71,751
Mutual fund shares	3,957	38,243	18,841	33,344	6,276

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Invesco V.I. American Value	Invesco V.I. Comstock	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity	Invesco V.I. Global Health Care
Assets:
Mutual funds, at market value	$639,681	$21,299	$411,714	$13,335	$403,890
Investment income receivable	-	-	-	-	-
Net assets	$639,681	$21,299	$411,714	$13,335	$403,890

Units outstanding:
EliteDesigns 0 Year	35,639	1,497	4,488	-	22,797
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	12,610	-	32,746	1,290	1,552
Total units	48,249	1,497	37,234	1,290	24,349

Unit value:
EliteDesigns 0 Year	$13.95	$14.20	$12.59	$10.34	$16.86
EliteDesigns 5 Year	$14.05	$14.31	$12.69	$10.42	$16.99
EliteDesigns II	$11.30	$11.24	$10.85	$10.34	$12.56

Mutual funds, at cost	$641,087	$20,939	$395,766	$13,663	$326,604
Mutual fund shares	32,389	1,116	21,830	1,493	12,314

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities	Invesco V.I. Growth and Income	Invesco V.I. High Yield	Invesco V.I. International Growth
Assets:
Mutual funds, at market value	$353,892	$330,382	$19,514	$111,781	$183,145
Investment income receivable	-	-	-	-	-
Net assets	$353,892	$330,382	$19,514	$111,781	$183,145

Units outstanding:
EliteDesigns 0 Year	29,450	32,328	1,433	10,309	13,972
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	194	1,582	-	-	4,049
Total units	29,644	33,910	1,433	10,309	18,021

Unit value:
EliteDesigns 0 Year	$11.94	$9.75	$13.62	$10.85	$10.06
EliteDesigns 5 Year	$12.03	$9.82	$13.73	$10.93	$10.22
EliteDesigns II	$10.43	$9.70	$11.14	$9.92	$10.56

Mutual funds, at cost	$346,578	$331,178	$18,460	$111,835	$176,788
Mutual fund shares	21,078	28,383	778	20,324	5,321

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Invesco V.I. Managed Volatility (c)	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index	Invesco V.I. Small Cap Equity
Assets:
Mutual funds, at market value	$151,286	$36,490	$57,499	$3,392,970	$22,484
Investment income receivable	-	-	-	-	-
Net assets	$151,286	$36,490	$57,499	$3,392,970	$22,484

Units outstanding:
EliteDesigns 0 Year	9,529	3,052	4,728	155,530	1,817
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	2,184	-	-	102,377	-
Total units	11,713	3,052	4,728	257,907	1,817

Unit value:
EliteDesigns 0 Year	$13.34	$11.96	$12.18	$14.11	$12.37
EliteDesigns 5 Year	$13.44	$12.16	$12.27	$14.17	$12.47
EliteDesigns II	$11.08	$10.63	$11.48	$11.70	$10.76

Mutual funds, at cost	$146,282	$37,225	$54,610	$3,242,394	$22,585
Mutual fund shares	8,013	2,637	10,017	184,200	979

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Balanced	Ivy Funds VIP Core Equity	Ivy Funds VIP Dividend Opportunities	Ivy Funds VIP Energy
Assets:
Mutual funds, at market value	$123,865	$112,140	$21,439	$96,841	$75,511
Investment income receivable	-	-	-	-	-
Net assets	$123,865	$112,140	$21,439	$96,841	$75,511

Units outstanding:
EliteDesigns 0 Year	3,127	8,826	360	7,708	8,370
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	8,749	-	1,391	-	784
Total units	11,876	8,826	1,751	7,708	9,154

Unit value:
EliteDesigns 0 Year	$10.97	$12.74	$14.24	$12.56	$8.17
EliteDesigns 5 Year	$11.05	$12.83	$14.34	$12.66	$8.23
EliteDesigns II	$10.24	$11.03	$11.72	$11.45	$9.16

Mutual funds, at cost	$135,486	$110,874	$21,008	$88,747	$81,187
Mutual fund shares	11,397	11,000	1,512	10,705	11,603

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Ivy Funds VIP Global Bond	Ivy Funds VIP Growth	Ivy Funds VIP High Income	Ivy Funds VIP International Core Equity	Ivy Funds VIP Limited-Term Bond
Assets:
Mutual funds, at market value	$109,036	$210,721	$862,829	$501,010	$74,818
Investment income receivable	-	-	-	-	-
Net assets	$109,036	$210,721	$862,829	$501,010	$74,818

Units outstanding:
EliteDesigns 0 Year	11,460	14,455	41,875	48,214	7,376
EliteDesigns 5 Year	-	-	5,244	-	-
EliteDesigns II	-	-	30,335	-	542
Total units	11,460	14,455	77,454	48,214	7,918

Unit value:
EliteDesigns 0 Year	$9.52	$14.58	$11.81	$10.39	$9.40
EliteDesigns 5 Year	$9.59	$14.69	$11.90	$10.47	$9.47
EliteDesigns II	$9.61	$12.38	$10.02	$10.89	$9.50

Mutual funds, at cost	$112,901	$206,904	$885,124	$485,755	$76,630
Mutual fund shares	21,598	17,440	224,077	27,838	15,266

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Ivy Funds VIP Mid Cap Growth	Ivy Funds VIP Real Estate Securities	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Growth	Ivy Funds VIP Small Cap Value
Assets:
Mutual funds, at market value	$74,670	$67,718	$145,335	$50,881	$109,845
Investment income receivable	-	-	-	-	-
Net assets	$74,670	$67,718	$145,335	$50,881	$109,845

Units outstanding:
EliteDesigns 0 Year	4,913	1,685	4,210	3,769	8,965
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,076	3,955	6,842	873	-
Total units	5,989	5,640	11,052	4,642	8,965

Unit value:
EliteDesigns 0 Year	$12.73	$13.47	$15.33	$10.92	$12.25
EliteDesigns 5 Year	$12.83	$13.57	$15.44	$11.00	$12.34
EliteDesigns II	$11.28	$11.38	$11.81	$11.12	$10.96

Mutual funds, at cost	$65,768	$59,289	$143,199	$50,133	$107,810
Mutual fund shares	6,886	7,065	5,808	4,187	6,109

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Ivy Funds VIP Value	Janus Aspen Enterprise	Janus Aspen Forty	Janus Aspen Janus Portfolio	Janus Aspen Overseas
Assets:
Mutual funds, at market value	$329,944	$210,648	$148,336	$14,567	$16,867
Investment income receivable	-	-	-	-	-
Net assets	$329,944	$210,648	$148,336	$14,567	$16,867

Units outstanding:
EliteDesigns 0 Year	18,482	6,058	10,535	1,048	1,577
EliteDesigns 5 Year	5,661	4,119	-	-	-
EliteDesigns II	-	5,809	-	-	676
Total units	24,143	15,986	10,535	1,048	2,253

Unit value:
EliteDesigns 0 Year	$13.64	$14.00	$14.08	$13.89	$6.74
EliteDesigns 5 Year	$13.74	$14.10	$14.19	$14.00	$6.79
EliteDesigns II	$11.49	$11.67	$11.72	$11.87	$9.24

Mutual funds, at cost	$326,518	$181,678	$148,255	$13,334	$20,715
Mutual fund shares	44,667	3,555	3,783	414	535

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Janus Aspen Perkins Mid Cap Value	JPMorgan Insurance Trust Intrepid MidCap Portfolio	JPMorgan Insurance Trust Small Cap Core Portfolio	JPMorgan Insurance Trust US Equity Portfolio	Lord Abbett Series Bond-Debenture VC
Assets:
Mutual funds, at market value	$287,658	$125,530	$51,078	$102,620	$9,277,978
Investment income receivable	-	-	-	-	-
Net assets	$287,658	$125,530	$51,078	$102,620	$9,277,978

Units outstanding:
EliteDesigns 0 Year	23,849	497	3,160	6,998	11,342
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	9,629	378	-	898,145
Total units	23,849	10,126	3,538	6,998	909,487

Unit value:
EliteDesigns 0 Year	$12.06	$15.40	$14.78	$14.66	$11.21
EliteDesigns 5 Year	$12.15	$15.46	$14.84	$14.72	$11.29
EliteDesigns II	$10.90	$12.24	$11.59	$11.98	$10.19

Mutual funds, at cost	$275,281	$121,049	$48,700	$98,129	$9,842,835
Mutual fund shares	15,642	5,191	2,137	3,871	780,318

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Lord Abbett Series Developing Growth VC	Lord Abbett Series Fundamental Equity VC	Lord Abbett Series Growth and Income VC	Lord Abbett Series Growth Opportunities VC	Lord Abbett Series Mid Cap Stock VC
Assets:
Mutual funds, at market value	$175,232	$146,465	$7,752	$9,069	$21,119
Investment income receivable	-	-	-	-	-
Net assets	$175,232	$146,465	$7,752	$9,069	$21,119

Units outstanding:
EliteDesigns 0 Year	4,898	11,645	607	616	1,575
EliteDesigns 5 Year	2,820	-	-	-	-
EliteDesigns II	5,840	-	-	141	70
Total units	13,558	11,645	607	757	1,645

Unit value:
EliteDesigns 0 Year	$14.06	$12.58	$12.79	$12.08	$12.90
EliteDesigns 5 Year	$14.17	$12.68	$12.88	$12.17	$13.00
EliteDesigns II	$11.38	$11.08	$11.15	$11.28	$11.39

Mutual funds, at cost	$172,933	$167,047	$5,366	$10,320	$21,190
Mutual fund shares	7,164	7,870	218	702	812

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Lord Abbett Series Total Return VC	Lord Abbett Series Value Opportunities VC	MFS VIT Emerging Markets Equity	MFS VIT High Yield	MFS VIT International Value (a)
Assets:
Mutual funds, at market value	$245,881	$33,209	$100,418	$8,635	$115,340
Investment income receivable	-	-	-	-	-
Net assets	$245,881	$33,209	$100,418	$8,635	$115,340

Units outstanding:
EliteDesigns 0 Year	23,205	2,544	11,826	850	3,298
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	257	-	8,708
Total units	23,205	2,544	12,083	850	12,006

Unit value:
EliteDesigns 0 Year	$10.60	$13.06	$8.30	$10.15	$9.65
EliteDesigns 5 Year	$10.68	$13.16	$8.33	$10.19	$9.67
EliteDesigns II	$10.04	$11.44	$9.07	$9.98	$9.59

Mutual funds, at cost	$246,313	$36,683	$107,305	$8,778	$119,662
Mutual fund shares	14,592	1,689	7,584	1,430	5,380

(a)  New subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	MFS VIT Investors Growth Stock	MFS VIT New Discovery	MFS VIT Research	MFS VIT Research Bond	MFS VIT Research International
Assets:
Mutual funds, at market value	$22,874	$132,663	$49,697	$255,919	$51,685
Investment income receivable	-	-	-	-	-
Net assets	$22,874	$132,663	$49,697	$255,919	$51,685

Units outstanding:
EliteDesigns 0 Year	1,605	11,868	3,528	24,849	5,391
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	-	-	-
Total units	1,605	11,868	3,528	24,849	5,391

Unit value:
EliteDesigns 0 Year	$14.25	$11.18	$14.08	$10.32	$9.59
EliteDesigns 5 Year	$14.36	$11.26	$14.19	$10.40	$9.66
EliteDesigns II	$11.65	$9.90	$11.35	$9.99	$9.53

Mutual funds, at cost	$21,741	$158,612	$44,147	$254,975	$54,893
Mutual fund shares	1,463	8,671	1,723	19,271	3,933

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	MFS VIT Total Return	MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Debt	Morgan Stanley UIF Emerging Markets Equity	Neuberger Berman AMT Guardian
Assets:
Mutual funds, at market value	$49,692	$570,613	$23,172	$8,340	$68,496
Investment income receivable	-	-	-	-	-
Net assets	$49,692	$570,613	$23,172	$8,340	$68,496

Units outstanding:
EliteDesigns 0 Year	2,825	24,746	2,639	141	1,091
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,412	21,633	-	767	4,689
Total units	4,237	46,379	2,639	908	5,780

Unit value:
EliteDesigns 0 Year	$12.24	$13.29	$8.77	$8.89	$12.85
EliteDesigns 5 Year	$12.33	$13.39	$8.81	$8.93	$13.06
EliteDesigns II	$10.80	$11.17	$9.66	$9.24	$11.62

Mutual funds, at cost	$47,546	$563,685	$23,640	$8,687	$65,188
Mutual fund shares	2,075	17,043	2,933	599	2,843

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Neuberger Berman AMT Socially Responsive	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer International Growth Fund/VA	Oppenheimer Main Street Small Cap Fund/VA
Assets:
Mutual funds, at market value	$4,384	$83,680	$45,250	$644,702	$234,553
Investment income receivable	-	-	-	-	-
Net assets	$4,384	$83,680	$45,250	$644,702	$234,553

Units outstanding:
EliteDesigns 0 Year	331	6,250	4,556	49,166	14,628
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	911	-	10,650	2,767
Total units	331	7,161	4,556	59,816	17,395

Unit value:
EliteDesigns 0 Year	$13.25	$11.82	$9.93	$11.00	$13.81
EliteDesigns 5 Year	$13.35	$11.91	$10.01	$11.08	$14.04
EliteDesigns II	$11.55	$10.70	$9.73	$9.75	$11.76

Mutual funds, at cost	$2,752	$84,908	$45,896	$707,168	$229,776
Mutual fund shares	183	2,140	8,349	268,626	8,932

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	PIMCO VIT All Asset	PIMCO VIT CommodityRealReturn Strategy	PIMCO VIT Emerging Markets Bond	PIMCO VIT Foreign Bond (Unhedged)	PIMCO VIT Global Bond (Unhedged)
Assets:
Mutual funds, at market value	$187,508	$29,406	$345,868	$19,471	$24,593
Investment income receivable	-	-	-	-	-
Net assets	$187,508	$29,406	$345,868	$19,471	$24,593

Units outstanding:
EliteDesigns 0 Year	18,361	5,353	30,404	2,096	951
EliteDesigns 5 Year	-	-	-	-	1,083
EliteDesigns II	437	-	3,697	-	-
Total units	18,798	5,353	34,101	2,096	2,034

Unit value:
EliteDesigns 0 Year	$9.98	$5.51	$10.22	$9.28	$12.01
EliteDesigns 5 Year	$10.06	$5.55	$10.29	$9.35	$12.16
EliteDesigns II	$9.63	$7.41	$9.57	$9.57	$9.54

Mutual funds, at cost	$199,271	$37,466	$375,647	$20,305	$26,990
Mutual fund shares	17,909	5,989	27,255	1,849	2,058

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	PIMCO VIT High Yield	PIMCO VIT Low Duration Administrative Class (e)	PIMCO VIT Low Duration Advisor Class	PIMCO VIT Real Return Administrative Class (e)	PIMCO VIT Real Return Advisor Class
Assets:
Mutual funds, at market value	$106,657	$51,273	$721,304	$21,084	$560,760
Investment income receivable	-	-	-	-	-
Net assets	$106,657	$51,273	$721,304	$21,084	$560,760

Units outstanding:
EliteDesigns 0 Year	6,438	3,001	66,529	-	53,600
EliteDesigns 5 Year	-	1,885	5,367	1,816	1,289
EliteDesigns II	-	-	5,181	-	2,817
Total units	6,438	4,886	77,077	1,816	57,706

Unit value:
EliteDesigns 0 Year	$16.57	$10.44	$9.34	$11.45	$9.73
EliteDesigns 5 Year	$16.77	$10.60	$9.41	$11.64	$9.80
EliteDesigns II	$10.01	$-	$9.54	$-	$9.46

Mutual funds, at cost	$108,823	$50,215	$726,634	$22,011	$587,171
Mutual fund shares	13,484	4,846	68,176	1,646	43,775

(e)  Closed to new investments.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	PIMCO VIT Short-Term	PIMCO VIT Total Return Administrative Class (e)	PIMCO VIT Total Return Advisor Class	Pioneer Bond VCT	Pioneer Emerging Markets VCT
Assets:
Mutual funds, at market value	$657,175	$44,157	$1,544,256	$161,207	$109,172
Investment income receivable	-	-	-	-	-
Net assets	$657,175	$44,157	$1,544,256	$161,207	$109,172

Units outstanding:
EliteDesigns 0 Year	69,696	2,397	97,249	11,563	13,545
EliteDesigns 5 Year	-	1,141	10,696	-	-
EliteDesigns II	-	-	46,504	4,596	-
Total units	69,696	3,538	154,449	16,159	13,545

Unit value:
EliteDesigns 0 Year	$9.43	$12.40	$10.06	$9.95	$8.06
EliteDesigns 5 Year	$9.47	$12.60	$10.13	$9.99	$8.09
EliteDesigns II	$9.47	$-	$9.82	$10.05	$9.04

Mutual funds, at cost	$657,192	$43,173	$1,542,460	$160,778	$130,667
Mutual fund shares	64,052	3,943	137,880	14,330	5,099

(e)  Closed to new investments.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Pioneer Equity Income VCT	Pioneer High Yield VCT	Pioneer Strategic Income VCT	Power Income VIT	Probabilities Fund
Assets:
Mutual funds, at market value	$49,536	$313,157	$34,360	$1,841,330	$11,566,075
Investment income receivable	-	-	-	-	-
Net assets	$49,536	$313,157	$34,360	$1,841,330	$11,566,075

Units outstanding:
EliteDesigns 0 Year	3,604	3,591	3,428	40,729	392,166
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	28,348	88	153,591	755,793
Total units	3,604	31,939	3,516	194,320	1,147,959

Unit value:
EliteDesigns 0 Year	$13.74	$10.46	$9.77	$9.66	$10.32
EliteDesigns 5 Year	$13.79	$10.50	$9.81	$9.70	$10.35
EliteDesigns II	$11.43	$9.77	$9.83	$9.43	$9.95

Mutual funds, at cost	$41,690	$319,554	$34,984	$1,943,834	$10,684,674
Mutual fund shares	1,658	32,655	3,349	186,748	1,058,195

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Putnam VT Absolute Return 500	Putnam VT Diversified Income	Putnam VT Equity Income	Putnam VT Global Asset Allocation	Putnam VT Growth Opportunities
Assets:
Mutual funds, at market value	$239,055	$148,684	$660,264	$10,085	$165,814
Investment income receivable	-	-	-	-	-
Net assets	$239,055	$148,684	$660,264	$10,085	$165,814

Units outstanding:
EliteDesigns 0 Year	-	10,380	27,663	-	11,222
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	24,282	4,485	23,257	909	-
Total units	24,282	14,865	50,920	909	11,222

Unit value:
EliteDesigns 0 Year	$10.13	$10.10	$14.17	$12.36	$14.78
EliteDesigns 5 Year	$10.17	$10.14	$14.22	$12.41	$14.84
EliteDesigns II	$9.84	$9.79	$11.54	$11.10	$12.40

Mutual funds, at cost	$237,254	$150,637	$604,008	$9,980	$158,071
Mutual fund shares	22,404	21,210	29,241	521	17,887

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Putnam VT High Yield	Putnam VT Income	Putnam VT Investors	Rydex VIF Banking (c)	Rydex VIF Basic Materials (c)
Assets:
Mutual funds, at market value	$128,134	$1,856,953	$158,644	$170,896	$201,252
Investment income receivable	-	-	-	-	-
Net assets	$128,134	$1,856,953	$158,644	$170,896	$201,252

Units outstanding:
EliteDesigns 0 Year	12,057	122,613	7,935	37,033	19,347
EliteDesigns 5 Year	-	-	-	-	949
EliteDesigns II	489	60,268	3,553	-	-
Total units	12,546	182,881	11,488	37,033	20,296

Unit value:
EliteDesigns 0 Year	$10.22	$10.11	$14.62	$4.62	$9.91
EliteDesigns 5 Year	$10.26	$10.15	$14.68	$4.69	$10.07
EliteDesigns II	$9.94	$10.23	$12.00	$10.62	$10.21

Mutual funds, at cost	$130,230	$1,859,355	$151,064	$204,348	$232,402
Mutual fund shares	18,983	156,047	9,170	14,349	9,511

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Rydex VIF Biotechnology (c)	Rydex VIF Commodities Strategy (c)	Rydex VIF Consumer Products (c)	Rydex VIF Dow 2x Strategy (c)	Rydex VIF Electronics (c)
Assets:
Mutual funds, at market value	$160,505	$33,094	$777,206	$185,013	$54,722
Investment income receivable	-	-	-	-	-
Net assets	$160,505	$33,094	$777,206	$185,013	$54,722

Units outstanding:
EliteDesigns 0 Year	3,294	7,012	25,826	10,626	3,604
EliteDesigns 5 Year	-	-	1,351	-	2,158
EliteDesigns II	5,220	940	30,880	3,846	-
Total units	8,514	7,952	58,057	14,472	5,762

Unit value:
EliteDesigns 0 Year	$26.78	$3.91	$16.02	$12.84	$9.45
EliteDesigns 5 Year	$27.21	$3.97	$16.28	$13.05	$9.60
EliteDesigns II	$13.73	$6.05	$11.10	$12.64	$12.77

Mutual funds, at cost	$156,316	$46,029	$781,755	$230,617	$44,188
Mutual fund shares	2,092	4,622	12,913	1,643	1,140

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Rydex VIF Energy (c)	Rydex VIF Energy Services (c)	Rydex VIF Europe 1.25x Strategy (c)	Rydex VIF Financial Services (c)	Rydex VIF Government Long Bond 1.2x Strategy (c)
Assets:
Mutual funds, at market value	$130,506	$56,498	$1,651	$242,497	$92,687
Investment income receivable	-	-	-	-	-
Net assets	$130,506	$56,498	$1,651	$242,497	$92,687

Units outstanding:
EliteDesigns 0 Year	6,802	3,112	315	35,824	5,788
EliteDesigns 5 Year	2,865	-	-	-	-
EliteDesigns II	4,985	4,659	-	912	594
Total units	14,652	7,771	315	36,736	6,382

Unit value:
EliteDesigns 0 Year	$9.18	$7.68	$5.24	$6.48	$14.75
EliteDesigns 5 Year	$9.32	$7.81	$5.32	$6.59	$14.99
EliteDesigns II	$8.32	$6.99	$9.64	$11.19	$11.89

Mutual funds, at cost	$188,868	$83,118	$1,872	$228,173	$87,565
Mutual fund shares	5,775	3,976	103	10,802	2,047

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Rydex VIF Health Care (c)	Rydex VIF Internet (c)	Rydex VIF Inverse Dow 2x Strategy (c)	Rydex VIF Inverse Government Long Bond Strategy (c)	Rydex VIF Inverse NASDAQ-100 Strategy (c)
Assets:
Mutual funds, at market value	$1,733,618	$43,903	$27,177	$107,805	$4,451
Investment income receivable	-	-	-	-	-
Net assets	$1,733,618	$43,903	$27,177	$107,805	$4,451

Units outstanding:
EliteDesigns 0 Year	72,152	2,218	-	36,605	2,138
EliteDesigns 5 Year	1,688	-	-	-	-
EliteDesigns II	36,565	1,014	4,463	-	-
Total units	110,405	3,232	4,463	36,605	2,138

Unit value:
EliteDesigns 0 Year	$16.98	$14.42	$1.07	$2.94	$2.08
EliteDesigns 5 Year	$17.25	$14.65	$1.09	$2.99	$2.11
EliteDesigns II	$13.11	$11.77	$6.09	$7.32	$6.40

Mutual funds, at cost	$1,756,471	$49,207	$26,572	$137,030	$4,428
Mutual fund shares	29,473	2,220	797	2,982	178

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Rydex VIF Inverse S&P 500 Strategy (c)	Rydex VIF Japan 2x Strategy (c)	Rydex VIF Leisure (c)	Rydex VIF Mid-Cap 1.5x Strategy (c)	Rydex VIF NASDAQ-100 (c)
Assets:
Mutual funds, at market value	$20,394	$24,786	$55,530	$1,452,022	$1,447,984
Investment income receivable	-	-	-	-	-
Net assets	$20,394	$24,786	$55,530	$1,452,022	$1,447,984

Units outstanding:
EliteDesigns 0 Year	-	3,363	4,484	95,582	32,931
EliteDesigns 5 Year	-	-	-	-	472
EliteDesigns II	2,861	-	-	9,630	69,228
Total units	2,861	3,363	4,484	105,212	102,631

Unit value:
EliteDesigns 0 Year	$3.06	$7.37	$12.44	$13.98	$16.84
EliteDesigns 5 Year	$3.11	$7.48	$12.64	$14.21	$17.11
EliteDesigns II	$7.13	$8.45	$11.51	$11.99	$12.80

Mutual funds, at cost	$21,340	$25,346	$60,268	$1,466,576	$1,465,512
Mutual fund shares	1,222	2,703	632	41,439	42,967

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Rydex VIF NASDAQ-100 2x Strategy (c)	Rydex VIF Nova (c)	Rydex VIF Precious Metals (c)	Rydex VIF Real Estate (c)	Rydex VIF Retailing (c)
Assets:
Mutual funds, at market value	$396,672	$180,649	$99,235	$2,538,047	$356,855
Investment income receivable	-	-	-	-	-
Net assets	$396,672	$180,649	$99,235	$2,538,047	$356,855

Units outstanding:
EliteDesigns 0 Year	13,336	9,456	20,509	246,004	962
EliteDesigns 5 Year	-	-	3,036	-	-
EliteDesigns II	4,586	5,215	872	45,242	30,990
Total units	17,922	14,671	24,417	291,246	31,952

Unit value:
EliteDesigns 0 Year	$23.78	$12.00	$3.93	$8.35	$14.02
EliteDesigns 5 Year	$24.17	$12.19	$4.00	$8.48	$14.25
EliteDesigns II	$17.31	$12.85	$7.39	$10.76	$11.08

Mutual funds, at cost	$428,384	$172,606	$150,085	$2,490,301	$350,421
Mutual fund shares	9,535	1,158	3,595	69,707	18,376

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Rydex VIF Russell 2000 1.5x Strategy (c)	Rydex VIF Russell 2000 2x Strategy (c)	Rydex VIF S&P 500 2x Strategy (c)	Rydex VIF S&P 500 Pure Growth (c)	Rydex VIF S&P 500 Pure Value (c)
Assets:
Mutual funds, at market value	$49,221	$58,457	$3,397,032	$1,626,936	$249,340
Investment income receivable	-	-	-	-	-
Net assets	$49,221	$58,457	$3,397,032	$1,626,936	$249,340

Units outstanding:
EliteDesigns 0 Year	4,045	6,467	245,321	48,764	8,517
EliteDesigns 5 Year	-	-	-	510	-
EliteDesigns II	397	-	39,872	71,922	11,582
Total units	4,442	6,467	285,193	121,196	20,099

Unit value:
EliteDesigns 0 Year	$11.06	$9.04	$11.55	$15.49	$12.83
EliteDesigns 5 Year	$11.23	$9.19	$11.74	$15.74	$13.04
EliteDesigns II	$11.43	$12.19	$14.13	$12.04	$12.06

Mutual funds, at cost	$44,517	$71,469	$3,446,792	$1,671,688	$256,076
Mutual fund shares	912	325	14,947	34,244	1,751

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Rydex VIF S&P MidCap 400 Pure Growth (c)	Rydex VIF S&P MidCap 400 Pure Value (c)	Rydex VIF S&P SmallCap 600 Pure Growth (c)	Rydex VIF S&P SmallCap 600 Pure Value (c)	Rydex VIF Technology (c)
Assets:
Mutual funds, at market value	$218,486	$116,761	$100,604	$49,947	$506,525
Investment income receivable	-	-	-	-	-
Net assets	$218,486	$116,761	$100,604	$49,947	$506,525

Units outstanding:
EliteDesigns 0 Year	12,175	8,846	5,764	3,451	12,019
EliteDesigns 5 Year	-	-	-	-	445
EliteDesigns II	2,074	1,119	2,099	1,151	29,819
Total units	14,249	9,965	7,863	4,602	42,283

Unit value:
EliteDesigns 0 Year	$16.17	$11.80	$13.51	$10.89	$11.77
EliteDesigns 5 Year	$16.43	$11.99	$13.73	$11.07	$11.96
EliteDesigns II	$10.56	$11.08	$10.87	$10.76	$12.08

Mutual funds, at cost	$256,758	$126,210	$97,377	$56,506	$503,905
Mutual fund shares	6,417	1,086	2,203	380	7,106

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Rydex VIF Telecommunications (c)	Rydex VIF Transportation (c)	Rydex VIF U.S. Government Money Market (c)(d)	Rydex VIF Utilities (c)	Rydex VIF Weakening Dollar 2x Strategy (c)
Assets:
Mutual funds, at market value	$143,541	$154,677	$28,556,051	$1,700,942	$33,372
Investment income receivable	-	-	-	-	-
Net assets	$143,541	$154,677	$28,556,051	$1,700,942	$33,372

Units outstanding:
EliteDesigns 0 Year	15,716	10,620	2,767,047	138,504	5,544
EliteDesigns 5 Year	-	578	3,012	-	-
EliteDesigns II	3,069	-	697,179	409	-
Total units	18,785	11,198	3,467,238	138,913	5,544

Unit value:
EliteDesigns 0 Year	$7.10	$13.82	$7.96	$12.25	$6.02
EliteDesigns 5 Year	$7.21	$14.05	$8.09	$12.45	$6.12
EliteDesigns II	$10.43	$13.39	$9.36	$11.35	$7.80

Mutual funds, at cost	$145,176	$142,456	$28,556,051	$1,678,405	$42,084
Mutual fund shares	2,703	5,083	28,556,051	67,098	1,794

(c)  Name change.  See Note 1.
(d)  Liquidation.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	SEI VP Balanced Strategy (a)	SEI VP Conservative Strategy (a)	SEI VP Defensive Strategy (a)	SEI VP Market Growth Strategy (a)	SEI VP Market Plus Strategy (a)
Assets:
Mutual funds, at market value	$42,967	$16,274	$95,111	$177	$31,363
Investment income receivable	-	-	-	-	-
Net assets	$42,967	$16,274	$95,111	$177	$31,363

Units outstanding:
EliteDesigns 0 Year	4,328	1,646	-	18	3,128
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	9,762	-	-
Total units	4,328	1,646	9,762	18	3,128

Unit value:
EliteDesigns 0 Year	$9.93	$9.89	$9.81	$9.95	$10.02
EliteDesigns 5 Year	$9.94	$9.90	$9.82	$9.96	$10.04
EliteDesigns II	$9.86	$9.82	$9.74	$9.88	$9.96

Mutual funds, at cost	$43,458	$16,416	$96,093	$181	$32,064
Mutual fund shares	4,155	1,588	9,464	17	2,959

(a)  New subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	T. Rowe Price Blue Chip Growth	T. Rowe Price Equity Income	T. Rowe Price Health Sciences	T. Rowe Price Limited-Term Bond	Templeton Developing Markets VIP Fund (c)
Assets:
Mutual funds, at market value	$1,222,080	$787,491	$808,636	$253,279	$393,989
Investment income receivable	-	-	-	-	-
Net assets	$1,222,080	$787,491	$808,636	$253,279	$393,989

Units outstanding:
EliteDesigns 0 Year	61,373	54,686	27,663	23,272	23,353
EliteDesigns 5 Year	-	-	-	-	1,989
EliteDesigns II	24,133	5,792	13,753	4,433	2,359
Total units	85,506	60,478	41,416	27,705	27,701

Unit value:
EliteDesigns 0 Year	$15.15	$13.25	$22.14	$9.09	$14.70
EliteDesigns 5 Year	$15.27	$13.35	$22.31	$9.16	$14.88
EliteDesigns II	$12.11	$10.90	$14.27	$9.43	$8.97

Mutual funds, at cost	$1,062,563	$707,520	$748,765	$257,262	$427,917
Mutual fund shares	60,529	26,302	22,307	52,115	42,825

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Templeton Foreign VIP Fund (c)	Templeton Global Bond VIP Fund (c)	Templeton Growth VIP Fund (c)	Third Avenue Value	Transparent Value Directional Allocation VI (a)
Assets:
Mutual funds, at market value	$18,077	$914,690	$142,503	$74,128	$76,694
Investment income receivable	-	-	-	-	-
Net assets	$18,077	$914,690	$142,503	$74,128	$76,694

Units outstanding:
EliteDesigns 0 Year	490	83,883	11,847	5,330	5,937
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,121	7,169	326	1,766	2,014
Total units	1,611	91,052	12,173	7,096	7,951

Unit value:
EliteDesigns 0 Year	$15.03	$10.07	$11.74	$10.48	$9.66
EliteDesigns 5 Year	$15.22	$10.15	$11.83	$10.56	$9.67
EliteDesigns II	$9.56	$9.77	$10.43	$10.36	$9.60

Mutual funds, at cost	$20,491	$933,269	$141,499	$74,107	$74,990
Mutual fund shares	1,201	50,844	9,754	4,412	7,556

(a)  New subaccount.  See Note 1.
(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Van Eck VIP Global Gold	Van Eck VIP Global Hard Assets	Virtus International Series	Virtus Multi-Sector Fixed Income Series	Virtus Premium AlphaSector Series
Assets:
Mutual funds, at market value	$130,115	$69,587	$91,713	$151,979	$3,929,000
Investment income receivable	-	-	-	-	-
Net assets	$130,115	$69,587	$91,713	$151,979	$3,929,000

Units outstanding:
EliteDesigns 0 Year	-	6,595	9,992	15,985	28,256
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	16,533	3,471	-	-	343,983
Total units	16,533	10,066	9,992	15,985	372,239

Unit value:
EliteDesigns 0 Year	$6.95	$6.16	$9.18	$9.51	$11.16
EliteDesigns 5 Year	$6.98	$6.20	$9.21	$9.54	$11.19
EliteDesigns II	$7.87	$8.40	$9.47	$9.80	$10.51

Mutual funds, at cost	$152,949	$87,723	$95,817	$158,772	$4,198,877
Mutual fund shares	20,299	2,824	5,502	16,430	313,068

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Virtus Real Estate Securities Series	Virtus Small-Cap Growth Series (a)	Virtus Strategic Allocation Series	Voya MidCap Opportunities Portfolio (c)	VY Clarion Global Real Estate Portfolio (c)
Assets:
Mutual funds, at market value	$166,767	$38,786	$10,086	$32	$114,649
Investment income receivable	-	-	-	-	-
Net assets	$166,767	$38,786	$10,086	$32	$114,649

Units outstanding:
EliteDesigns 0 Year	7,753	3,436	-	2	7,370
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	7,028	-	921	-	3,127
Total units	14,781	3,436	921	2	10,497

Unit value:
EliteDesigns 0 Year	$11.19	$11.29	$11.35	$13.53	$11.10
EliteDesigns 5 Year	$11.22	$11.30	$11.38	$13.58	$11.14
EliteDesigns II	$11.39	$11.21	$10.95	$11.15	$10.51

Mutual funds, at cost	$164,358	$40,843	$10,543	$34	$106,402
Mutual fund shares	6,165	1,871	705	2	9,291

(a)  New subaccount.  See Note 1.
(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	VY Clarion Real Estate Portfolio (c)	Wells Fargo Advantage International Equity VT	Wells Fargo Advantage Omega Growth VT	Wells Fargo Advantage Opportunity VT	Wells Fargo Advantage Small Cap Value VT
Assets:
Mutual funds, at market value	$162,818	$30,873	$257,089	$28,201	$72,712
Investment income receivable	-	-	-	-	-
Net assets	$162,818	$30,873	$257,089	$28,201	$72,712

Units outstanding:
EliteDesigns 0 Year	11,431	3,278	11,196	1,115	2,726
EliteDesigns 5 Year	-	-	-	-	4,119
EliteDesigns II	1,784	-	9,410	1,127	-
Total units	13,215	3,278	20,606	2,242	6,845

Unit value:
EliteDesigns 0 Year	$12.47	$9.41	$13.35	$13.76	$10.59
EliteDesigns 5 Year	$12.53	$9.49	$13.45	$13.98	$10.67
EliteDesigns II	$11.33	$9.86	$11.45	$11.42	$10.28

Mutual funds, at cost	$138,693	$32,969	$276,414	$22,269	$63,792
Mutual fund shares	4,672	6,237	9,561	977	6,521

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

Western Asset Variable Global High Yield Bond
Assets:
Mutual funds, at market value	$4,614,332
Investment income receivable	-
Net assets	$4,614,332

Units outstanding:
EliteDesigns 0 Year	3,682
EliteDesigns 5 Year	-
EliteDesigns II	477,035
Total units	480,717

Unit value:
EliteDesigns 0 Year	$9.76
EliteDesigns 5 Year	$9.80
EliteDesigns II	$9.60

Mutual funds, at cost	$4,583,342
Mutual fund shares	607,149

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations

Year Ended December 31, 2014

	7Twelve Balanced Portfolio	Alger Capital Appreciation	Alger Large Cap Growth	AllianceBernstein VPS Dynamic Asset Allocation (a)	AllianceBernstein VPS Growth and Income
Investment income (loss):
Dividend distributions	$677	$-	$-	$-	$1,586
Expenses:
Mortality and expense risk charge	(1,763)	(867)	(23)	(21)	(560)
Net investment income (loss)	(1,086)	(867)	(23)	(21)	1,026

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	450	28,314	4,012	-	-
Realized capital gain (loss) on sales of fund shares	70	13,752	-	1	8,494
Change in unrealized appreciation/depreciation on investments during the year	(3,539)	(20,129)	(2,690)	723	1,070
Net realized and unrealized capital gain (loss) on investments	(3,019)	21,937	1,322	724	9,564
Net increase (decrease) in net assets from operations	$(4,105)	$21,070	$1,299	$703	$10,590

(a)  New subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	AllianceBernstein VPS Small/Mid Cap Value	ALPS/Alerian Energy Infrastructure	American Century VP Income & Growth	American Century VP Inflation Protection	American Century VP International
Investment income (loss):
Dividend distributions	$253	$232	$1,505	$330	$2,263
Expenses:
Mortality and expense risk charge	(245)	(2,262)	(447)	(114)	(642)
Net investment income (loss)	8	(2,030)	1,058	216	1,621

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	6,242	1,249	-	620	-
Realized capital gain (loss) on sales of fund shares	(622)	(61,201)	22	(1)	827
Change in unrealized appreciation/depreciation on investments during the year	(3,449)	(11,774)	11,570	(141)	(11,142)
Net realized and unrealized capital gain (loss) on investments	2,171	(71,726)	11,592	478	(10,315)
Net increase (decrease) in net assets from operations	$2,179	$(73,756)	$12,650	$694	$(8,694)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	American Century VP Mid Cap Value	American Century VP Value	American Funds IS Asset Allocation (a)	American Funds IS Blue Chip Income and Growth (a)	American Funds IS Global Bond (a)
Investment income (loss):
Dividend distributions	$2,941	$2,403	$1,334	$-	$223
Expenses:
Mortality and expense risk charge	(1,235)	(862)	(570)	(6)	(7)
Net investment income (loss)	1,706	1,541	764	(6)	216

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	16,392	-	1,536	-	-
Realized capital gain (loss) on sales of fund shares	15,592	23,855	(8)	-	-
Change in unrealized appreciation/depreciation on investments during the year	5,888	(6,431)	(1,022)	(522)	(418)
Net realized and unrealized capital gain (loss) on investments	37,872	17,424	506	(522)	(418)
Net increase (decrease) in net assets from operations	$39,578	$18,965	$1,270	$(528)	$(202)

(a)  New subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	American Funds IS Global Growth and Income (a)	American Funds IS Growth (a)	American Funds IS Growth-Income (a)	American Funds IS New World (a)	American Funds IS U.S. Government/ AAA-Rated Securities (a)
Investment income (loss):
Dividend distributions	$486	$167	$109	$484	$521
Expenses:
Mortality and expense risk charge	(63)	(30)	(20)	(55)	(60)
Net investment income (loss)	423	137	89	429	461

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	1,022	-
Realized capital gain (loss) on sales of fund shares	(1)	-	-	(816)	-
Change in unrealized appreciation/depreciation on investments during the year	(561)	(319)	(117)	(3,593)	(375)
Net realized and unrealized capital gain (loss) on investments	(562)	(319)	(117)	(3,387)	(375)
Net increase (decrease) in net assets from operations	$(139)	$(182)	$(28)	$(2,958)	$86

(a)  New subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	BlackRock Basic Value V.I.	BlackRock Capital Appreciation V.I.	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.	BlackRock Global Opportunities V.I.
Investment income (loss):
Dividend distributions	$2,247	$-	$5,608	$6,238	$285
Expenses:
Mortality and expense risk charge	(863)	(245)	(2,011)	(1,353)	(286)
Net investment income (loss)	1,384	(245)	3,597	4,885	(1)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	25,707	18,202	19,985	23,713	1,741
Realized capital gain (loss) on sales of fund shares	984	(644)	17,268	2,038	4,018
Change in unrealized appreciation/depreciation on investments during the year	(16,116)	(11,012)	(14,596)	(28,688)	(7,665)
Net realized and unrealized capital gain (loss) on investments	10,575	6,546	22,657	(2,937)	(1,906)
Net increase (decrease) in net assets from operations	$11,959	$6,301	$26,254	$1,948	$(1,907)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	BlackRock High Yield V.I.	BlackRock Large Cap Core V.I.	BlackRock Large Cap Growth V.I.	Deutsche Capital Growth VIP (c)	Deutsche Core Equity VIP (c)
Investment income (loss):
Dividend distributions	$143,023	$355	$96	$47	$-
Expenses:
Mortality and expense risk charge	(29,006)	(141)	(116)	(169)	(2)
Net investment income (loss)	114,017	214	(20)	(122)	(2)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,114	6,003	3,631	873	-
Realized capital gain (loss) on sales of fund shares	(100,919)	(3,564)	18	364	-
Change in unrealized appreciation/depreciation on investments during the year	(30,981)	(4,884)	(319)	4,077	(179)
Net realized and unrealized capital gain (loss) on investments	(130,786)	(2,445)	3,330	5,314	(179)
Net increase (decrease) in net assets from operations	$(16,769)	$(2,231)	$3,310	$5,192	$(181)

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Deutsche Global Growth VIP (c)	Deutsche Global Small Cap VIP (c)	Deutsche Government & Agency Securities VIP (c)	Deutsche High Income VIP (c)	Deutsche Large Cap Value VIP (c)
Investment income (loss):
Dividend distributions	$-	$43	$832	$112,658	$656
Expenses:
Mortality and expense risk charge	-	(60)	(201)	(12,196)	(153)
Net investment income (loss)	-	(17)	631	100,462	503

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	762	-	-	-
Realized capital gain (loss) on sales of fund shares	73	15	(19)	(114,620)	4,815
Change in unrealized appreciation/depreciation on investments during the year	-	(1,680)	1,196	(4,143)	(1,325)
Net realized and unrealized capital gain (loss) on investments	73	(903)	1,177	(118,763)	3,490
Net increase (decrease) in net assets from operations	$73	$(920)	$1,808	$(18,301)	$3,993

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Deutsche Small Mid Cap Value VIP (c)	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio
Investment income (loss):
Dividend distributions	$-	$6,167	$6,380	$19,759	$510
Expenses:
Mortality and expense risk charge	(148)	(1,311)	(1,327)	(2,698)	(2,714)
Net investment income (loss)	(148)	4,856	5,053	17,061	(2,204)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	459	6,390	-	153
Realized capital gain (loss) on sales of fund shares	25,535	(12)	(91)	1,515	(525)
Change in unrealized appreciation/depreciation on investments during the year	(25,727)	(3,448)	(38,940)	(59,186)	658
Net realized and unrealized capital gain (loss) on investments	(192)	(3,001)	(32,641)	(57,671)	286
Net increase (decrease) in net assets from operations	$(340)	$1,855	$(27,588)	$(40,610)	$(1,918)

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio	Direxion Dynamic VP HY Bond	Dreyfus IP Small Cap Stock Index	Dreyfus IP Technology Growth
Investment income (loss):
Dividend distributions	$12,359	$4,123	$4,342	$371	$-
Expenses:
Mortality and expense risk charge	(3,081)	(1,822)	(3,322)	(885)	(172)
Net investment income (loss)	9,278	2,301	1,020	(514)	(172)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	12,337	21,796	-	3,520	201
Realized capital gain (loss) on sales of fund shares	534	375	(19,962)	3,143	4
Change in unrealized appreciation/depreciation on investments during the year	(2,472)	(22,180)	(1,399)	374	1,086
Net realized and unrealized capital gain (loss) on investments	10,399	(9)	(21,361)	7,037	1,291
Net increase (decrease) in net assets from operations	$19,677	$2,292	$(20,341)	$6,523	$1,119

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Dreyfus Stock Index	Dreyfus VIF Appreciation	Dreyfus VIF International Value	Eaton Vance VT Floating-Rate Income (a)	Eaton Vance VT Large-Cap Value (a)
Investment income (loss):
Dividend distributions	$802	$51	$187	$95	$-
Expenses:
Mortality and expense risk charge	(172)	(18)	(81)	(13)	(64)
Net investment income (loss)	630	33	106	82	(64)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	310
Realized capital gain (loss) on sales of fund shares	125	(386)	500	(1)	(1)
Change in unrealized appreciation/depreciation on investments during the year	4,726	-	(2,917)	(108)	(128)
Net realized and unrealized capital gain (loss) on investments	4,851	(386)	(2,417)	(109)	181
Net increase (decrease) in net assets from operations	$5,481	$(353)	$(2,311)	$(27)	$117

(a)  New subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Federated Fund for U.S. Government Securities II	Federated High Income Bond II	Fidelity VIP Balanced	Fidelity VIP Contrafund	Fidelity VIP Disciplined Small Cap
Investment income (loss):
Dividend distributions	$-	$20,971	$51,292	$7,022	$20
Expenses:
Mortality and expense risk charge	(39)	(8,696)	(6,802)	(4,810)	(36)
Net investment income (loss)	(39)	12,275	44,490	2,212	(16)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	126,250	19,551	1,258
Realized capital gain (loss) on sales of fund shares	77	(71,978)	62,725	47,317	(1,218)
Change in unrealized appreciation/depreciation on investments during the year	286	(6,678)	(106,356)	25,183	(117)
Net realized and unrealized capital gain (loss) on investments	363	(78,656)	82,619	92,051	(77)
Net increase (decrease) in net assets from operations	$324	$(66,381)	$127,109	$94,263	$(93)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Fidelity VIP Emerging Markets	Fidelity VIP Growth & Income	Fidelity VIP Growth Opportunities	Fidelity VIP High Income	Fidelity VIP Index 500
Investment income (loss):
Dividend distributions	$97	$3,970	$24	$343,990	$19,665
Expenses:
Mortality and expense risk charge	(400)	(848)	(2,339)	(10,312)	(8,222)
Net investment income (loss)	(303)	3,122	(2,315)	333,678	11,443

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	17	354	-	1,233
Realized capital gain (loss) on sales of fund shares	(13,875)	1,210	19,877	(66,783)	296,133
Change in unrealized appreciation/depreciation on investments during the year	13	10,510	29,091	(269,374)	(117,753)
Net realized and unrealized capital gain (loss) on investments	(13,862)	11,737	49,322	(336,157)	179,613
Net increase (decrease) in net assets from operations	$(14,165)	$14,859	$47,007	$(2,479)	$191,056

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Fidelity VIP Investment Grade Bond	Fidelity VIP Mid Cap	Fidelity VIP Overseas	Fidelity VIP Real Estate	Fidelity VIP Strategic Income
Investment income (loss):
Dividend distributions	$14,332	$101	$633	$8,704	$3,022
Expenses:
Mortality and expense risk charge	(2,997)	(2,710)	(116)	(2,541)	(379)
Net investment income (loss)	11,335	(2,609)	517	6,163	2,643

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	207	13,554	3	31,190	1,211
Realized capital gain (loss) on sales of fund shares	13,319	6,120	5	45,326	(1,570)
Change in unrealized appreciation/depreciation on investments during the year	18,260	11,899	(3,394)	36,833	(2,124)
Net realized and unrealized capital gain (loss) on investments	31,786	31,573	(3,386)	113,349	(2,483)
Net increase (decrease) in net assets from operations	$43,121	$28,964	$(2,869)	$119,512	$160

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Franklin Flex Cap Growth VIP Fund (c)	Franklin Growth and Income VIP Fund (c)	Franklin High Income VIP Fund (c)	Franklin Income VIP Fund (c)	Franklin Large Cap Growth VIP Fund (c)
Investment income (loss):
Dividend distributions	$-	$574	$422,795	$49,039	$-
Expenses:
Mortality and expense risk charge	(302)	(109)	(24,204)	(20,675)	(6)
Net investment income (loss)	(302)	465	398,591	28,364	(6)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,232	-	-	-	-
Realized capital gain (loss) on sales of fund shares	430	28	256,584	(50,557)	-
Change in unrealized appreciation/depreciation on investments during the year	1,626	1,519	(268,731)	(29,480)	779
Net realized and unrealized capital gain (loss) on investments	3,288	1,547	(12,147)	(80,037)	779
Net increase (decrease) in net assets from operations	$2,986	$2,012	$386,444	$(51,673)	$773

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Franklin Mutual Global Discovery VIP Fund (c)	Franklin Mutual Shares VIP Fund (c)	Franklin Rising Dividends VIP Fund (c)	Franklin Small Cap Value VIP Fund (c)	Franklin Small-Mid Cap Growth VIP Fund (c)
Investment income (loss):
Dividend distributions	$10,456	$2,123	$11,422	$267	$-
Expenses:
Mortality and expense risk charge	(3,379)	(690)	(4,618)	(451)	(901)
Net investment income (loss)	7,077	1,433	6,804	(184)	(901)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	32,358	552	16,808	3,222	37,259
Realized capital gain (loss) on sales of fund shares	(6,143)	7,084	74,515	2,353	638
Change in unrealized appreciation/depreciation on investments during the year	(16,883)	(781)	(44,857)	(7,428)	(29,796)
Net realized and unrealized capital gain (loss) on investments	9,332	6,855	46,466	(1,853)	8,101
Net increase (decrease) in net assets from operations	$16,409	$8,288	$53,270	$(2,037)	$7,200

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Franklin Strategic Income VIP Fund (c)	Franklin U.S. Government Securities VIP Fund (c)	Goldman Sachs VIT Growth Opportunities	Goldman Sachs VIT High Quality Floating Rate	Goldman Sachs VIT Large Cap Value
Investment income (loss):
Dividend distributions	$24,178	$-	$-	$808	$957
Expenses:
Mortality and expense risk charge	(4,073)	(511)	(296)	(1,297)	(700)
Net investment income (loss)	20,105	(511)	(296)	(489)	257

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	8,007	-	14,447	-	15,823
Realized capital gain (loss) on sales of fund shares	(8,608)	1,137	3,250	(892)	6,000
Change in unrealized appreciation/depreciation on investments during the year	(12,756)	810	(11,257)	(194)	(7,626)
Net realized and unrealized capital gain (loss) on investments	(13,357)	1,947	6,440	(1,086)	14,197
Net increase (decrease) in net assets from operations	$6,748	$1,436	$6,144	$(1,575)	$14,454

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Goldman Sachs VIT Mid Cap Value	Goldman Sachs VIT Small Cap Equity Insights (c)	Goldman Sachs VIT Strategic Growth	Goldman Sachs VIT Strategic International Equity	Guggenheim VIF All Cap Value (c)
Investment income (loss):
Dividend distributions	$4,837	$-	$137	$4,296	$-
Expenses:
Mortality and expense risk charge	(2,176)	(5)	(613)	(581)	(249)
Net investment income (loss)	2,661	(5)	(476)	3,715	(249)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	105,486	-	22,187	-	-
Realized capital gain (loss) on sales of fund shares	9,005	(275)	6,333	1,801	821
Change in unrealized appreciation/depreciation on investments during the year	(59,688)	-	(13,726)	(17,465)	486
Net realized and unrealized capital gain (loss) on investments	54,803	(275)	14,794	(15,664)	1,307
Net increase (decrease) in net assets from operations	$57,464	$(280)	$14,318	$(11,949)	$1,058

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Guggenheim VIF CLS AdvisorOne Amerigo (c)	Guggenheim VIF CLS AdvisorOne Clermont (c)	Guggenheim VIF CLS AdvisorOne Select Allocation (c)	Guggenheim VIF Floating Rate Strategies (c)	Guggenheim VIF Global Managed Futures Strategy (c)
Investment income (loss):
Dividend distributions	$3,211	$3,557	$1,634	$-	$-
Expenses:
Mortality and expense risk charge	(4,309)	(2,299)	(1,096)	(3,279)	(2,611)
Net investment income (loss)	(1,098)	1,258	538	(3,279)	(2,611)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	87,141	26,504	32,800	-	-
Realized capital gain (loss) on sales of fund shares	51,002	22,312	12,575	11,915	(2,012)
Change in unrealized appreciation/depreciation on investments during the year	(101,742)	(49,029)	(38,652)	3,526	36,302
Net realized and unrealized capital gain (loss) on investments	36,401	(213)	6,723	15,441	34,290
Net increase (decrease) in net assets from operations	$35,303	$1,045	$7,261	$12,162	$31,679

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Guggenheim VIF High Yield (c)	Guggenheim VIF Large Cap Value (c)	Guggenheim VIF Long Short Equity (c)	Guggenheim VIF Macro Opportunities (c)	Guggenheim VIF Managed Asset Allocation (c)
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(6,992)	(84)	(1,280)	(889)	(2,492)
Net investment income (loss)	(6,992)	(84)	(1,280)	(889)	(2,492)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	22,140	342	29	655	32
Change in unrealized appreciation/depreciation on investments during the year	(22,837)	439	7,270	3,968	(354)
Net realized and unrealized capital gain (loss) on investments	(697)	781	7,299	4,623	(322)
Net increase (decrease) in net assets from operations	$(7,689)	$697	$6,019	$3,734	$(2,814)

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Guggenheim VIF Mid Cap Value (c)	Guggenheim VIF Multi-Hedge Strategies (c)	Guggenheim VIF Small Cap Value (c)	Guggenheim VIF StylePlus Large Core (c)	Guggenheim VIF StylePlus Large Growth (c)
Investment income (loss):
Dividend distributions	$2	$-	$18	$-	$-
Expenses:
Mortality and expense risk charge	(345)	(415)	(1,392)	(10)	(32)
Net investment income (loss)	(343)	(415)	(1,374)	(10)	(32)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	796	14	5,379	-	17,938
Change in unrealized appreciation/depreciation on investments during the year	254	3,572	(6,208)	298	(16,198)
Net realized and unrealized capital gain (loss) on investments	1,050	3,586	(829)	298	1,740
Net increase (decrease) in net assets from operations	$707	$3,171	$(2,203)	$288	$1,708

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Guggenheim VIF StylePlus Mid Growth (c)	Guggenheim VIF StylePlus Small Growth (c)	Guggenheim VIF Total Return Bond (c)	Guggenheim VIF World Equity Income (c)	Ibbotson Aggressive Growth ETF Asset Allocation
Investment income (loss):
Dividend distributions	$-	$-	$-	$3	$448
Expenses:
Mortality and expense risk charge	(375)	(159)	(848)	(1,156)	(484)
Net investment income (loss)	(375)	(159)	(848)	(1,153)	(36)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	341
Realized capital gain (loss) on sales of fund shares	4,349	-	1,340	96,509	16
Change in unrealized appreciation/depreciation on investments during the year	4,406	1,432	9,317	(160,940)	959
Net realized and unrealized capital gain (loss) on investments	8,755	1,432	10,657	(64,431)	1,316
Net increase (decrease) in net assets from operations	$8,380	$1,273	$9,809	$(65,584)	$1,280

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Ibbotson Balanced ETF Asset Allocation	Ibbotson Conservative ETF Asset Allocation	Ibbotson Growth ETF Asset Allocation	Ibbotson Income and Growth ETF Asset Allocation	Invesco V.I. American Franchise
Investment income (loss):
Dividend distributions	$5,052	$2,171	$3,767	$818	$-
Expenses:
Mortality and expense risk charge	(3,741)	(972)	(2,623)	(1,254)	(12)
Net investment income (loss)	1,311	1,199	1,144	(436)	(12)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	6,526	3,120	802	1,193	-
Realized capital gain (loss) on sales of fund shares	1,127	16	80	13,960	136
Change in unrealized appreciation/depreciation on investments during the year	(8,288)	(4,205)	2,071	(6,501)	-
Net realized and unrealized capital gain (loss) on investments	(635)	(1,069)	2,953	8,652	136
Net increase (decrease) in net assets from operations	$676	$130	$4,097	$8,216	$124

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Invesco V.I. American Value	Invesco V.I. Comstock	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity	Invesco V.I. Global Health Care
Investment income (loss):
Dividend distributions	$1,178	$-	$6,355	$-	$-
Expenses:
Mortality and expense risk charge	(2,623)	(105)	(4,436)	(20)	(1,810)
Net investment income (loss)	(1,445)	(105)	1,919	(20)	(1,810)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	49,510	-	19,601	-	16,590
Realized capital gain (loss) on sales of fund shares	1,082	6,946	2,934	-	52,064
Change in unrealized appreciation/depreciation on investments during the year	(11,458)	(5,624)	5,101	(328)	1,947
Net realized and unrealized capital gain (loss) on investments	39,134	1,322	27,636	(328)	70,601
Net increase (decrease) in net assets from operations	$37,689	$1,217	$29,555	$(348)	$68,791

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities	Invesco V.I. Growth and Income	Invesco V.I. High Yield	Invesco V.I. International Growth
Investment income (loss):
Dividend distributions	$4,150	$4,855	$282	$134,575	$1,712
Expenses:
Mortality and expense risk charge	(933)	(777)	(81)	(6,227)	(643)
Net investment income (loss)	3,217	4,078	201	128,348	1,069

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	2,201	-	-
Realized capital gain (loss) on sales of fund shares	690	1,020	87	(214,991)	1,631
Change in unrealized appreciation/depreciation on investments during the year	13,007	(312)	(804)	407	(2,779)
Net realized and unrealized capital gain (loss) on investments	13,697	708	1,484	(214,584)	(1,148)
Net increase (decrease) in net assets from operations	$16,914	$4,786	$1,685	$(86,236)	$(79)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Invesco V.I. Managed Volatility (c)	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index	Invesco V.I. Small Cap Equity
Investment income (loss):
Dividend distributions	$774	$-	$-	$40,027	$-
Expenses:
Mortality and expense risk charge	(342)	(89)	(65)	(9,463)	(91)
Net investment income (loss)	432	(89)	(65)	30,564	(91)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,385	1,765	-	-	1,941
Realized capital gain (loss) on sales of fund shares	(556)	490	16	10,309	434
Change in unrealized appreciation/depreciation on investments during the year	5,097	(2,925)	2,152	140,890	(2,253)
Net realized and unrealized capital gain (loss) on investments	5,926	(670)	2,168	151,199	122
Net increase (decrease) in net assets from operations	$6,358	$(759)	$2,103	$181,763	$31

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Balanced	Ivy Funds VIP Core Equity	Ivy Funds VIP Dividend Opportunities	Ivy Funds VIP Energy
Investment income (loss):
Dividend distributions	$428	$300	$-	$1,050	$-
Expenses:
Mortality and expense risk charge	(885)	(460)	(65)	(397)	(628)
Net investment income (loss)	(457)	(160)	(65)	653	(628)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	11,334	2,698	-	7,043	4,352
Realized capital gain (loss) on sales of fund shares	2,867	3,033	-	40	4,432
Change in unrealized appreciation/depreciation on investments during the year	(19,663)	(3,182)	431	63	(13,674)
Net realized and unrealized capital gain (loss) on investments	(5,462)	2,549	431	7,146	(4,890)
Net increase (decrease) in net assets from operations	$(5,919)	$2,389	$366	$7,799	$(5,518)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Ivy Funds VIP Global Bond	Ivy Funds VIP Growth	Ivy Funds VIP High Income	Ivy Funds VIP International Core Equity	Ivy Funds VIP Limited-Term Bond
Investment income (loss):
Dividend distributions	$478	$129	$128,910	$5,568	$470
Expenses:
Mortality and expense risk charge	(298)	(386)	(15,447)	(1,326)	(369)
Net investment income (loss)	180	(257)	113,463	4,242	101

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	5,741	19,448	17,295	109
Realized capital gain (loss) on sales of fund shares	(49)	1,587	(30,513)	543	(323)
Change in unrealized appreciation/depreciation on investments during the year	(3,865)	826	(88,854)	(29,705)	563
Net realized and unrealized capital gain (loss) on investments	(3,914)	8,154	(99,919)	(11,867)	349
Net increase (decrease) in net assets from operations	$(3,734)	$7,897	$13,544	$(7,625)	$450

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Ivy Funds VIP Mid Cap Growth	Ivy Funds VIP Real Estate Securities	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Growth	Ivy Funds VIP Small Cap Value
Investment income (loss):
Dividend distributions	$-	$632	$-	$-	$3
Expenses:
Mortality and expense risk charge	(489)	(626)	(1,828)	(79)	(194)
Net investment income (loss)	(489)	6	(1,828)	(79)	(191)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	7,338	3,609	19,767	-	564
Realized capital gain (loss) on sales of fund shares	5,549	599	10,010	1	(9)
Change in unrealized appreciation/depreciation on investments during the year	(7,010)	9,414	(28,154)	748	1,750
Net realized and unrealized capital gain (loss) on investments	5,877	13,622	1,623	749	2,305
Net increase (decrease) in net assets from operations	$5,388	$13,628	$(205)	$670	$2,114

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Ivy Funds VIP Value	Janus Aspen Enterprise	Janus Aspen Forty	Janus Aspen Janus Portfolio	Janus Aspen Overseas
Investment income (loss):
Dividend distributions	$1,044	$51	$11	$30	$379
Expenses:
Mortality and expense risk charge	(588)	(1,125)	(374)	(61)	(85)
Net investment income (loss)	456	(1,074)	(363)	(31)	294

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	11,091	10,605	11,347	974	1,280
Realized capital gain (loss) on sales of fund shares	196	7,819	(3,126)	3	(188)
Change in unrealized appreciation/depreciation on investments during the year	3,426	(614)	(935)	641	(4,015)
Net realized and unrealized capital gain (loss) on investments	14,713	17,810	7,286	1,618	(2,923)
Net increase (decrease) in net assets from operations	$15,169	$16,736	$6,923	$1,587	$(2,629)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Janus Aspen Perkins Mid Cap Value	JPMorgan Insurance Trust Intrepid MidCap Portfolio	JPMorgan Insurance Trust Small Cap Core Portfolio	JPMorgan Insurance Trust US Equity Portfolio	Lord Abbett Series Bond-Debenture VC
Investment income (loss):
Dividend distributions	$3,508	$343	$-	$-	$420,509
Expenses:
Mortality and expense risk charge	(1,244)	(944)	(94)	(79)	(5,698)
Net investment income (loss)	2,264	(601)	(94)	(79)	414,811

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	26,802	7,887	395	-	204,171
Realized capital gain (loss) on sales of fund shares	66	(254)	1,023	5	(3,734)
Change in unrealized appreciation/depreciation on investments during the year	(7,945)	3,625	961	4,491	(562,785)
Net realized and unrealized capital gain (loss) on investments	18,923	11,258	2,379	4,496	(362,348)
Net increase (decrease) in net assets from operations	$21,187	$10,657	$2,285	$4,417	$52,463

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Lord Abbett Series Developing Growth VC	Lord Abbett Series Fundamental Equity VC	Lord Abbett Series Growth and Income VC	Lord Abbett Series Growth Opportunities VC	Lord Abbett Series Mid Cap Stock VC
Investment income (loss):
Dividend distributions	$-	$637	$53	$-	$90
Expenses:
Mortality and expense risk charge	(1,448)	(268)	(35)	(77)	(5)
Net investment income (loss)	(1,448)	369	18	(77)	85

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	869	22,731	-	1,831	-
Realized capital gain (loss) on sales of fund shares	(30,927)	492	15	2,069	1
Change in unrealized appreciation/depreciation on investments during the year	(11,999)	(20,582)	484	(1,251)	(71)
Net realized and unrealized capital gain (loss) on investments	(42,057)	2,641	499	2,649	(70)
Net increase (decrease) in net assets from operations	$(43,505)	$3,010	$517	$2,572	$15

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Lord Abbett Series Total Return VC	Lord Abbett Series Value Opportunities VC	MFS VIT Emerging Markets Equity	MFS VIT High Yield	MFS VIT International Value (a)
Investment income (loss):
Dividend distributions	$4,636	$32	$331	$-	$1,320
Expenses:
Mortality and expense risk charge	(734)	(126)	(341)	(3,592)	(479)
Net investment income (loss)	3,902	(94)	(10)	(3,592)	841

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	422	4,773	-	-	-
Realized capital gain (loss) on sales of fund shares	1,971	(846)	(1,337)	(59,369)	(20)
Change in unrealized appreciation/depreciation on investments during the year	1,535	(3,474)	(7,512)	(143)	(4,322)
Net realized and unrealized capital gain (loss) on investments	3,928	453	(8,849)	(59,512)	(4,342)
Net increase (decrease) in net assets from operations	$7,830	$359	$(8,859)	$(63,104)	$(3,501)

(a)  New subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	MFS VIT Investors Growth Stock	MFS VIT New Discovery	MFS VIT Research	MFS VIT Research Bond	MFS VIT Research International
Investment income (loss):
Dividend distributions	$29	$-	$356	$5,356	$685
Expenses:
Mortality and expense risk charge	(45)	(680)	(238)	(2,091)	(234)
Net investment income (loss)	(16)	(680)	118	3,265	451

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	576	44,558	4,702	-	-
Realized capital gain (loss) on sales of fund shares	17	(25,664)	1,717	17,434	(846)
Change in unrealized appreciation/depreciation on investments during the year	440	(33,404)	(1,858)	3,790	(4,177)
Net realized and unrealized capital gain (loss) on investments	1,033	(14,510)	4,561	21,224	(5,023)
Net increase (decrease) in net assets from operations	$1,017	$(15,190)	$4,679	$24,489	$(4,572)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	MFS VIT Total Return	MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Debt	Morgan Stanley UIF Emerging Markets Equity	Neuberger Berman AMT Guardian
Investment income (loss):
Dividend distributions	$6,060	$6,776	$30,259	$114	$61
Expenses:
Mortality and expense risk charge	(1,220)	(2,821)	(1,338)	(71)	(192)
Net investment income (loss)	4,840	3,955	28,921	43	(131)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	9,369	13,060	4,204	-	2,129
Realized capital gain (loss) on sales of fund shares	13,569	15,450	(29,232)	531	63
Change in unrealized appreciation/depreciation on investments during the year	(13,140)	(870)	120	(347)	294
Net realized and unrealized capital gain (loss) on investments	9,798	27,640	(24,908)	184	2,486
Net increase (decrease) in net assets from operations	$14,638	$31,595	$4,013	$227	$2,355

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Neuberger Berman AMT Socially Responsive	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer International Growth Fund/VA	Oppenheimer Main Street Small Cap Fund/VA
Investment income (loss):
Dividend distributions	$5	$813	$1,204	$6,943	$1,238
Expenses:
Mortality and expense risk charge	(18)	(347)	(1,902)	(4,135)	(1,101)
Net investment income (loss)	(13)	466	(698)	2,808	137

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	4,275	-	14,804	27,480
Realized capital gain (loss) on sales of fund shares	109	1,217	24,402	(12,365)	5,127
Change in unrealized appreciation/depreciation on investments during the year	297	(5,948)	(7,769)	(72,868)	(9,410)
Net realized and unrealized capital gain (loss) on investments	406	(456)	16,633	(70,429)	23,197
Net increase (decrease) in net assets from operations	$393	$10	$15,935	$(67,621)	$23,334

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	PIMCO VIT All Asset	PIMCO VIT CommodityReal- Return Strategy	PIMCO VIT Emerging Markets Bond	PIMCO VIT Foreign Bond (Unhedged)	PIMCO VIT Global Bond (Unhedged)
Investment income (loss):
Dividend distributions	$8,739	$61	$22,711	$768	$1,234
Expenses:
Mortality and expense risk charge	(737)	(103)	(3,108)	(166)	(209)
Net investment income (loss)	8,002	(42)	19,603	602	1,025

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	8,555	57	724
Realized capital gain (loss) on sales of fund shares	(758)	(1,617)	(28,912)	1,666	(1,046)
Change in unrealized appreciation/depreciation on investments during the year	(8,084)	(3,531)	(11,714)	(467)	1,043
Net realized and unrealized capital gain (loss) on investments	(8,842)	(5,148)	(32,071)	1,256	721
Net increase (decrease) in net assets from operations	$(840)	$(5,190)	$(12,468)	$1,858	$1,746

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	PIMCO VIT High Yield	PIMCO VIT Low Duration Administrative Class (e)	PIMCO VIT Low Duration Advisor Class	PIMCO VIT Real Return Administrative Class (e)	PIMCO VIT Real Return Advisor Class
Investment income (loss):
Dividend distributions	$67,569	$719	$6,548	$302	$7,506
Expenses:
Mortality and expense risk charge	(8,388)	(252)	(3,706)	(54)	(2,848)
Net investment income (loss)	59,181	467	2,842	248	4,658

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(142,107)	611	(972)	(4)	(19,920)
Change in unrealized appreciation/depreciation on investments during the year	(5,964)	(728)	(3,691)	340	27,145
Net realized and unrealized capital gain (loss) on investments	(148,071)	(117)	(4,663)	336	7,225
Net increase (decrease) in net assets from operations	$(88,890)	$350	$(1,821)	$584	$11,883

(e)  Closed to new investments.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	PIMCO VIT Short-Term	PIMCO VIT Total Return Administrative Class (e)	PIMCO VIT Total Return Advisor Class	Pioneer Bond VCT	Pioneer Emerging Markets VCT
Investment income (loss):
Dividend distributions	$1,924	$1,934	$32,777	$3,012	$-
Expenses:
Mortality and expense risk charge	(1,561)	(382)	(11,015)	(771)	(189)
Net investment income (loss)	363	1,552	21,762	2,241	(189)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	192	-	-	669	-
Realized capital gain (loss) on sales of fund shares	1,296	1,970	19,921	269	(1,383)
Change in unrealized appreciation/depreciation on investments during the year	(748)	635	29,329	394	(21,495)
Net realized and unrealized capital gain (loss) on investments	740	2,605	49,250	1,332	(22,878)
Net increase (decrease) in net assets from operations	$1,103	$4,157	$71,012	$3,573	$(23,067)

(e)  Closed to new investments.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Pioneer Equity Income VCT	Pioneer High Yield VCT	Pioneer Strategic Income VCT	Power Income VIT	Probabilities Fund
Investment income (loss):
Dividend distributions	$1,256	$59,425	$1,167	$63,776	$-
Expenses:
Mortality and expense risk charge	(208)	(17,978)	(154)	(7,653)	(128,316)
Net investment income (loss)	1,048	41,447	1,013	56,123	(128,316)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	26,335	381	27,946	-
Realized capital gain (loss) on sales of fund shares	29	(167,475)	(4)	20,437	137,557
Change in unrealized appreciation/depreciation on investments during the year	4,333	(7,165)	(327)	(105,821)	348,800
Net realized and unrealized capital gain (loss) on investments	4,362	(148,305)	50	(57,438)	486,357
Net increase (decrease) in net assets from operations	$5,410	$(106,858)	$1,063	$(1,315)	$358,041

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Putnam VT Absolute Return 500	Putnam VT Diversified Income	Putnam VT Equity Income	Putnam VT Global Asset Allocation	Putnam VT Growth Opportunities
Investment income (loss):
Dividend distributions	$-	$4,861	$4,513	$-	$18
Expenses:
Mortality and expense risk charge	(4,507)	(412)	(3,528)	(20)	(260)
Net investment income (loss)	(4,507)	4,449	985	(20)	(242)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	6,227	-	-	-	385
Realized capital gain (loss) on sales of fund shares	12,022	(1,126)	1,868	-	2,423
Change in unrealized appreciation/depreciation on investments during the year	(5,293)	(3,870)	53,566	105	7,743
Net realized and unrealized capital gain (loss) on investments	12,956	(4,996)	55,434	105	10,551
Net increase (decrease) in net assets from operations	$8,449	$(547)	$56,419	$85	$10,309

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Putnam VT High Yield	Putnam VT Income	Putnam VT Investors	Putnam VT Voyager	Rydex VIF Banking (c)
Investment income (loss):
Dividend distributions	$501,907	$7,094	$-	$121	$2,688
Expenses:
Mortality and expense risk charge	(23,457)	(1,403)	(425)	(10)	(823)
Net investment income (loss)	478,450	5,691	(425)	111	1,865

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	310	32,296
Realized capital gain (loss) on sales of fund shares	107,442	503	30	(1,488)	(2,398)
Change in unrealized appreciation/depreciation on investments during the year	(294,096)	(2,880)	7,580	-	(26,493)
Net realized and unrealized capital gain (loss) on investments	(186,654)	(2,377)	7,610	(1,178)	3,405
Net increase (decrease) in net assets from operations	$291,796	$3,314	$7,185	$(1,067)	$5,270

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Rydex VIF Basic Materials (c)	Rydex VIF Biotechnology (c)	Rydex VIF Commodities Strategy (c)	Rydex VIF Consumer Products (c)	Rydex VIF Dow 2x Strategy (c)
Investment income (loss):
Dividend distributions	$10,459	$-	$-	$12,023	$-
Expenses:
Mortality and expense risk charge	(3,626)	(2,262)	(1,011)	(3,459)	(630)
Net investment income (loss)	6,833	(2,262)	(1,011)	8,564	(630)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	19,832	-	-	142,933	76,921
Realized capital gain (loss) on sales of fund shares	22,646	25,546	(8,231)	(26,445)	(11,883)
Change in unrealized appreciation/depreciation on investments during the year	(30,455)	(4,744)	(12,231)	(14,333)	(52,191)
Net realized and unrealized capital gain (loss) on investments	12,023	20,802	(20,462)	102,155	12,847
Net increase (decrease) in net assets from operations	$18,856	$18,540	$(21,473)	$110,719	$12,217

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Rydex VIF Electronics (c)	Rydex VIF Energy (c)	Rydex VIF Energy Services (c)	Rydex VIF Europe 1.25x Strategy (c)	Rydex VIF Financial Services (c)
Investment income (loss):
Dividend distributions	$-	$168	$-	$61	$2,994
Expenses:
Mortality and expense risk charge	(264)	(2,943)	(350)	(76)	(1,501)
Net investment income (loss)	(264)	(2,775)	(350)	(15)	1,493

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	14,705	6,812	-	-
Realized capital gain (loss) on sales of fund shares	2,936	64,870	(6,674)	(1,904)	10,806
Change in unrealized appreciation/depreciation on investments during the year	6,633	(65,084)	(26,985)	(1,868)	11,278
Net realized and unrealized capital gain (loss) on investments	9,569	14,491	(26,847)	(3,772)	22,084
Net increase (decrease) in net assets from operations	$9,305	$11,716	$(27,197)	$(3,787)	$23,577

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Rydex VIF Government Long Bond 1.2x Strategy (c)	Rydex VIF Health Care (c)	Rydex VIF Internet (c)	Rydex VIF Inverse Dow 2x Strategy (c)	Rydex VIF Inverse Government Long Bond Strategy (c)
Investment income (loss):
Dividend distributions	$2,152	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(3,018)	(9,384)	(557)	(62)	(461)
Net investment income (loss)	(866)	(9,384)	(557)	(62)	(461)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	134,614	4,292	-	10,067
Realized capital gain (loss) on sales of fund shares	(19,082)	110,349	(2,824)	(15,304)	(9,062)
Change in unrealized appreciation/depreciation on investments during the year	19,429	(61,131)	(8,269)	605	(29,631)
Net realized and unrealized capital gain (loss) on investments	347	183,832	(6,801)	(14,699)	(28,626)
Net increase (decrease) in net assets from operations	$(519)	$174,448	$(7,358)	$(14,761)	$(29,087)

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Rydex VIF Inverse Mid-Cap Strategy (c)	Rydex VIF Inverse NASDAQ-100 Strategy (c)	Rydex VIF Inverse Russell 2000 Strategy (c)	Rydex VIF Inverse S&P 500 Strategy (c)	Rydex VIF Japan 2x Strategy (c)
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(321)	(225)	(13)	(3,085)	(19)
Net investment income (loss)	(321)	(225)	(13)	(3,085)	(19)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	570
Realized capital gain (loss) on sales of fund shares	(3,131)	(12,345)	174	(170,637)	(3,973)
Change in unrealized appreciation/depreciation on investments during the year	-	23	179	(946)	(886)
Net realized and unrealized capital gain (loss) on investments	(3,131)	(12,322)	353	(171,583)	(4,289)
Net increase (decrease) in net assets from operations	$(3,452)	$(12,547)	$340	$(174,668)	$(4,308)

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Rydex VIF Leisure (c)	Rydex VIF Mid-Cap 1.5x Strategy (c)	Rydex VIF NASDAQ-100 (c)	Rydex VIF NASDAQ-100 2x Strategy (c)	Rydex VIF Nova (c)
Investment income (loss):
Dividend distributions	$110	$-	$-	$-	$120
Expenses:
Mortality and expense risk charge	(1,741)	(2,095)	(9,445)	(1,338)	(1,016)
Net investment income (loss)	(1,631)	(2,095)	(9,445)	(1,338)	(896)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	6,927	103,690	67,944	113,511	-
Realized capital gain (loss) on sales of fund shares	(47,979)	(61,854)	39,654	(38,027)	2,019
Change in unrealized appreciation/depreciation on investments during the year	(9,693)	(27,539)	(23,077)	(36,614)	4,795
Net realized and unrealized capital gain (loss) on investments	(50,745)	14,297	84,521	38,870	6,814
Net increase (decrease) in net assets from operations	$(52,376)	$12,202	$75,076	$37,532	$5,918

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Rydex VIF Precious Metals (c)	Rydex VIF Real Estate (c)	Rydex VIF Retailing (c)	Rydex VIF Russell 2000 1.5x Strategy (c)	Rydex VIF Russell 2000 2x Strategy (c)
Investment income (loss):
Dividend distributions	$144	$34,208	$-	$-	$-
Expenses:
Mortality and expense risk charge	(653)	(13,798)	(1,038)	(453)	(117)
Net investment income (loss)	(509)	20,410	(1,038)	(453)	(117)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	(3)	-	19,307
Realized capital gain (loss) on sales of fund shares	(7,492)	70,323	(9,870)	3,010	(5,000)
Change in unrealized appreciation/depreciation on investments during the year	421	49,736	5,910	(8,350)	(15,414)
Net realized and unrealized capital gain (loss) on investments	(7,071)	120,059	(3,963)	(5,340)	(1,107)
Net increase (decrease) in net assets from operations	$(7,580)	$140,469	$(5,001)	$(5,793)	$(1,224)

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Rydex VIF S&P 500 2x Strategy (c)	Rydex VIF S&P 500 Pure Growth (c)	Rydex VIF S&P 500 Pure Value (c)	Rydex VIF S&P MidCap 400 Pure Growth (c)	Rydex VIF S&P MidCap 400 Pure Value (c)
Investment income (loss):
Dividend distributions	$-	$-	$3,437	$-	$111
Expenses:
Mortality and expense risk charge	(1,036)	(11,678)	(3,133)	(1,050)	(1,287)
Net investment income (loss)	(1,036)	(11,678)	304	(1,050)	(1,176)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	32,082	240,623	82,035	42,848	19,974
Realized capital gain (loss) on sales of fund shares	(6,349)	(132,821)	(43,267)	(1,993)	(7,004)
Change in unrealized appreciation/depreciation on investments during the year	(51,355)	(101,885)	(16,381)	(41,502)	(11,555)
Net realized and unrealized capital gain (loss) on investments	(25,622)	5,917	22,387	(647)	1,415
Net increase (decrease) in net assets from operations	$(26,658)	$(5,761)	$22,691	$(1,697)	$239

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Rydex VIF S&P SmallCap 600 Pure Growth (c)	Rydex VIF S&P SmallCap 600 Pure Value (c)	Rydex VIF Strengthening Dollar 2x Strategy (c)	Rydex VIF Technology (c)	Rydex VIF Telecommunications (c)
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$3,238
Expenses:
Mortality and expense risk charge	(745)	(698)	(413)	(3,594)	(632)
Net investment income (loss)	(745)	(698)	(413)	(3,594)	2,606

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	16,877	-	-	-
Realized capital gain (loss) on sales of fund shares	(216)	(2,120)	3,250	6,703	(789)
Change in unrealized appreciation/depreciation on investments during the year	(3,905)	(13,067)	4,797	(2,049)	(3,855)
Net realized and unrealized capital gain (loss) on investments	(4,121)	1,690	8,047	4,654	(4,644)
Net increase (decrease) in net assets from operations	$(4,866)	$992	$7,634	$1,060	$(2,038)

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Rydex VIF Transportation (c)	Rydex VIF U.S. Government Money Market (c)(d)	Rydex VIF Utilities (c)	Rydex VIF Weakening Dollar 2x Strategy (c)	SEI VP Balanced Strategy (a)
Investment income (loss):
Dividend distributions	$-	$8	$6,071	$-	$880
Expenses:
Mortality and expense risk charge	(3,821)	(142,925)	(7,494)	(172)	(37)
Net investment income (loss)	(3,821)	(142,917)	(1,423)	(172)	843

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(22,829)	-	33,986	(72)	1
Change in unrealized appreciation/depreciation on investments during the year	10,140	-	23,058	(9,191)	(491)
Net realized and unrealized capital gain (loss) on investments	(12,689)	-	57,044	(9,263)	(490)
Net increase (decrease) in net assets from operations	$(16,510)	$(142,917)	$55,621	$(9,435)	$353

(a)  New subaccount.  See Note 1.
(c)  Name change.  See Note 1.
(d)  Liquidation.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	SEI VP Conservative Strategy (a)	SEI VP Defensive Strategy (a)	SEI VP Market Growth Strategy (a)	SEI VP Market Plus Strategy (a)	T. Rowe Price Blue Chip Growth
Investment income (loss):
Dividend distributions	$206	$700	$4	$794	$-
Expenses:
Mortality and expense risk charge	(14)	(167)	-	(83)	(5,578)
Net investment income (loss)	192	533	4	711	(5,578)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	91	-
Realized capital gain (loss) on sales of fund shares	-	-	-	(8)	17,744
Change in unrealized appreciation/depreciation on investments during the year	(142)	(982)	(4)	(701)	64,142
Net realized and unrealized capital gain (loss) on investments	(142)	(982)	(4)	(618)	81,886
Net increase (decrease) in net assets from operations	$50	$(449)	$-	$93	$76,308

(a)  New subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	T. Rowe Price Equity Income	T. Rowe Price Health Sciences	T. Rowe Price Limited-Term Bond	Templeton Developing Markets VIP Fund (c)	Templeton Foreign VIP Fund (c)
Investment income (loss):
Dividend distributions	$11,668	$-	$2,305	$5,524	$1,665
Expenses:
Mortality and expense risk charge	(3,842)	(3,200)	(1,142)	(1,726)	(161)
Net investment income (loss)	7,826	(3,200)	1,163	3,798	1,504

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	58,543	-	-	-
Realized capital gain (loss) on sales of fund shares	4,757	41,755	(464)	(2,331)	2,564
Change in unrealized appreciation/depreciation on investments during the year	36,544	10,406	(1,126)	(39,891)	(3,134)
Net realized and unrealized capital gain (loss) on investments	41,301	110,704	(1,590)	(42,222)	(570)
Net increase (decrease) in net assets from operations	$49,127	$107,504	$(427)	$(38,424)	$934

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Templeton Global Bond VIP Fund (c)	Templeton Growth VIP Fund (c)	Third Avenue Value	Transparent Value Directional Allocation VI (a)	Van Eck VIP Global Gold
Investment income (loss):
Dividend distributions	$33,203	$1,517	$2,621	$-	$333
Expenses:
Mortality and expense risk charge	(3,892)	(607)	(401)	(1,187)	(1,545)
Net investment income (loss)	29,311	910	2,220	(1,187)	(1,212)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(3,593)	1,667	523	(28,008)	4,586
Change in unrealized appreciation/depreciation on investments during the year	(21,429)	(8,076)	(2,119)	1,704	(23,725)
Net realized and unrealized capital gain (loss) on investments	(25,022)	(6,409)	(1,596)	(26,304)	(19,139)
Net increase (decrease) in net assets from operations	$4,289	$(5,499)	$624	$(27,491)	$(20,351)

(a)  New subaccount.  See Note 1.
(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Van Eck VIP Global Hard Assets	Virtus International Series	Virtus Multi-Sector Fixed Income Series	Virtus Premium AlphaSector Series	Virtus Real Estate Securities Series
Investment income (loss):
Dividend distributions	$-	$2,917	$4,468	$7,697	$1,378
Expenses:
Mortality and expense risk charge	(495)	(333)	(231)	(44,593)	(564)
Net investment income (loss)	(495)	2,584	4,237	(36,896)	814

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	735	-	292,875	16,162
Realized capital gain (loss) on sales of fund shares	5,260	25	(1,005)	76,620	975
Change in unrealized appreciation/depreciation on investments during the year	(21,896)	(5,067)	(6,356)	(363,587)	2,409
Net realized and unrealized capital gain (loss) on investments	(16,636)	(4,307)	(7,361)	5,908	19,546
Net increase (decrease) in net assets from operations	$(17,131)	$(1,723)	$(3,124)	$(30,988)	$20,360

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Virtus Small-Cap Growth Series (a)	Virtus Strategic Allocation Series	Voya MidCap Opportunities Portfolio (c)	VY Clarion Global Real Estate Portfolio (c)	VY Clarion Real Estate Portfolio (c)
Investment income (loss):
Dividend distributions	$-	$107	$-	$884	$1,120
Expenses:
Mortality and expense risk charge	(15)	(20)	-	(597)	(565)
Net investment income (loss)	(15)	87	-	287	555

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	2,797	447	4	-	-
Realized capital gain (loss) on sales of fund shares	9	-	-	2,245	618
Change in unrealized appreciation/depreciation on investments during the year	(2,057)	(457)	(2)	9,495	25,294
Net realized and unrealized capital gain (loss) on investments	749	(10)	2	11,740	25,912
Net increase (decrease) in net assets from operations	$734	$77	$2	$12,027	$26,467

(a)  New subaccount.  See Note 1.
(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Wells Fargo Advantage International Equity VT	Wells Fargo Advantage Omega Growth VT	Wells Fargo Advantage Opportunity VT	Wells Fargo Advantage Small Cap Value VT	Western Asset Variable Global High Yield Bond
Investment income (loss):
Dividend distributions	$860	$-	$15	$307	$2,836
Expenses:
Mortality and expense risk charge	(101)	(2,452)	(244)	(284)	(3,239)
Net investment income (loss)	759	(2,452)	(229)	23	(403)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	742	51,680	-	-	-
Realized capital gain (loss) on sales of fund shares	(6)	(24,083)	60	3,519	(5,887)
Change in unrealized appreciation/depreciation on investments during the year	(2,096)	(21,968)	2,681	(1,231)	31,057
Net realized and unrealized capital gain (loss) on investments	(1,360)	5,629	2,741	2,288	25,170
Net increase (decrease) in net assets from operations	$(601)	$3,177	$2,512	$2,311	$24,767

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2014 and 2013

	7Twelve Balanced Portfolio (b)		Alger Capital Appreciation		Alger Large Cap Growth	Alliance- Bernstein VPS Dynamic Asset Allocation (a)
	2014	2013	2014	2013	2014	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,086)	$(107)	$(867)	$(74)	$(23)	$(21)
Capital gains distributions	450	10	28,314	11,252	4,012	-
Realized capital gain (loss) on sales of fund shares	70	4	13,752	11	-	1
Change in unrealized appreciation/ depreciation on investments during the year	(3,539)	2,266	(20,129)	2,593	(2,690)	723
Net increase (decrease) in net assets from operations	(4,105)	2,173	21,070	13,782	1,299	703

From contract owner transactions:
Variable annuity deposits	13,270	78,149	1,214	-	-	-
Contract owner maintenance charges	(124)	-	(69)	(27)	-	-
Terminations and withdrawals	-	-	(9,240)	(190)	-	-
Transfers between subaccounts, net	182,173	-	32,215	130,528	24,107	24,105
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	195,319	78,149	24,120	130,311	24,107	24,105
Net increase (decrease) in net assets	191,214	80,322	45,190	144,093	25,406	24,808
Net assets at beginning of year	80,322	-	144,093	-	-	-
Net assets at end of year	$271,536	$80,322	$189,283	$144,093	$25,406	$24,808

(a)  New subaccount.  See Note 1.
(b)  Prior year new subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013
	AllianceBernstein VPS Growth and Income		AllianceBernstein VPS Small/Mid Cap Value		ALPS/Alerian Energy Infrastructure (b)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,026	$(212)	$8	$60	$(2,030)	$(252)
Capital gains distributions	-	-	6,242	2,212	1,249	-
Realized capital gain (loss) on sales of fund shares	8,494	10	(622)	(21)	(61,201)	(446)
Change in unrealized appreciation/depreciation on investments during the year	1,070	14,363	(3,449)	3,909	(11,774)	4,071
Net increase (decrease) in net assets from operations	10,590	14,161	2,179	6,160	(73,756)	3,373

From contract owner transactions:
Variable annuity deposits	150	-	645	35,244	316,788	12,616
Contract owner maintenance charges	-	-	-	-	-	(124)
Terminations and withdrawals	-	-	(12,754)	(88)	(177,814)	(932)
Transfers between subaccounts, net	(57,692)	123,793	(20,589)	31,668	78,232	46,338
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(57,542)	123,793	(32,698)	66,824	217,206	57,898
Net increase (decrease) in net assets	(46,952)	137,954	(30,519)	72,984	143,450	61,271
Net assets at beginning of year	137,954	-	72,984	-	61,271	-
Net assets at end of year	$91,002	$137,954	$42,465	$72,984	$204,721	$61,271

(b)  Prior year new subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	American Century VP Income & Growth		American Century VP Inflation Protection		American Century VP International
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,058	$266	$216	$73	$1,621	$396
Capital gains distributions	-	-	620	-	-	-
Realized capital gain (loss) on sales of fund shares	22	8,319	(1)	-	827	657
Change in unrealized appreciation/ depreciation on investments during the year	11,570	(734)	(141)	(235)	(11,142)	13,557
Net increase (decrease) in net assets from operations	12,650	7,851	694	(162)	(8,694)	14,610

From contract owner transactions:
Variable annuity deposits	20,203	-	-	-	5	62,104
Contract owner maintenance charges	(206)	-	-	-	-	-
Terminations and withdrawals	(608)	-	-	-	(11,271)	(1,325)
Transfers between subaccounts, net	283,061	(75,819)	-	24,658	-	67,012
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	302,450	(75,819)	-	24,658	(11,266)	127,791
Net increase (decrease) in net assets	315,100	(67,968)	694	24,496	(19,960)	142,401
Net assets at beginning of year	-	67,968	24,496	-	152,551	10,150
Net assets at end of year	$315,100	$-	$25,190	$24,496	$132,591	$152,551

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	American Century VP Mid Cap Value		American Century VP Value		American Funds IS Asset Allocation (a)	American Funds IS Blue Chip Income and Growth (a)
	2014	2013	2014	2013	2014	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,706	$566	$1,541	$1,377	$764	$(6)
Capital gains distributions	16,392	691	-	-	1,536	-
Realized capital gain (loss) on sales of fund shares	15,592	2,008	23,855	4,608	(8)	-
Change in unrealized appreciation/ depreciation on investments during the year	5,888	19,601	(6,431)	21,619	(1,022)	(522)
Net increase (decrease) in net assets from operations	39,578	22,866	18,965	27,604	1,270	(528)

From contract owner transactions:
Variable annuity deposits	37,128	8,260	27,288	-	75,359	-
Contract owner maintenance charges	(91)	-	(59)	(9)	-	-
Terminations and withdrawals	(17,059)	(5,774)	(7,319)	(21,763)	-	-
Transfers between subaccounts, net	74,698	86,523	(1,273)	219,664	32,045	38,646
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	94,676	89,009	18,637	197,892	107,404	38,646
Net increase (decrease) in net assets	134,254	111,875	37,602	225,496	108,674	38,118
Net assets at beginning of year	158,870	46,995	276,066	50,570	-	-
Net assets at end of year	$293,124	$158,870	$313,668	$276,066	$108,674	$38,118

(a)  New subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	American Funds IS Global Bond (a)	American Funds IS Global Growth and Income (a)	American Funds IS Growth (a)	American Funds IS Growth- Income (a)	American Funds IS New World (a)	American Funds IS U.S. Government/ AAA-Rated Securities (a)
	2014	2014	2014	2014	2014	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$216	$423	$137	$89	$429	$461
Capital gains distributions	-	-	-	-	1,022	-
Realized capital gain (loss) on sales of fund shares	-	(1)	-	-	(816)	-
Change in unrealized appreciation/ depreciation on investments during the year	(418)	(561)	(319)	(117)	(3,593)	(375)
Net increase (decrease) in net assets from operations	(202)	(139)	(182)	(28)	(2,958)	86

From contract owner transactions:
Variable annuity deposits	75	16,073	20,600	9,982	49,627	12,985
Contract owner maintenance charges	-	-	-	-	-	-
Terminations and withdrawals	-	-	-	-	(49)	-
Transfers between subaccounts, net	16,067	-	144	-	30,254	43,390
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	16,142	16,073	20,744	9,982	79,832	56,375
Net increase (decrease) in net assets	15,940	15,934	20,562	9,954	76,874	56,461
Net assets at beginning of year	-	-	-	-	-	-
Net assets at end of year	$15,940	$15,934	$20,562	$9,954	$76,874	$56,461

(a)  New subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	BlackRock Basic Value V.I.		BlackRock Capital Appreciation V.I.	BlackRock Equity Dividend V.I.
	2014	2013	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,384	$1,770	$(245)	$3,597	$4,094
Capital gains distributions	25,707	-	18,202	19,985	4,811
Realized capital gain (loss) on sales of fund shares	984	12	(644)	17,268	38,413
Change in unrealized appreciation/ depreciation on investments during the year	(16,116)	15,195	(11,012)	(14,596)	21,860
Net increase (decrease) in net assets from operations	11,959	16,977	6,301	26,254	69,178

From contract owner transactions:
Variable annuity deposits	28,290	-	-	58,853	111,542
Contract owner maintenance charges	(20)	-	(90)	(84)	(112)
Terminations and withdrawals	-	-	(8,483)	(43,255)	(10,532)
Transfers between subaccounts, net	(43,435)	181,321	108,348	(55,930)	(36,568)
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(15,165)	181,321	99,775	(40,416)	64,330
Net increase (decrease) in net assets	(3,206)	198,298	106,076	(14,162)	133,508
Net assets at beginning of year	198,298	-	-	346,762	213,254
Net assets at end of year	$195,092	$198,298	$106,076	$332,600	$346,762

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	BlackRock Global Allocation V.I.		BlackRock Global Opportunities V.I.		BlackRock High Yield V.I.
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,885	$1,786	$(1)	$(76)	$114,017	$23,559
Capital gains distributions	23,713	8,892	1,741	-	1,114	-
Realized capital gain (loss) on sales of fund shares	2,038	918	4,018	45	(100,919)	4,919
Change in unrealized appreciation/ depreciation on investments during the year	(28,688)	8,111	(7,665)	6,748	(30,981)	25,436
Net increase (decrease) in net assets from operations	1,948	19,707	(1,907)	6,717	(16,769)	53,914

From contract owner transactions:
Variable annuity deposits	57,322	19,838	9,971	19,330	52,088	13,579
Contract owner maintenance charges	(112)	(83)	(14)	-	(264)	-
Terminations and withdrawals	(35,888)	(11,839)	(20,180)	(243)	(104,808)	(12,936)
Transfers between subaccounts, net	19,503	134,188	9,110	-	(652,832)	899,654
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	40,825	142,104	(1,113)	19,087	(705,816)	900,297
Net increase (decrease) in net assets	42,773	161,811	(3,020)	25,804	(722,585)	954,211
Net assets at beginning of year	237,695	75,884	42,216	16,412	954,211	-
Net assets at end of year	$280,468	$237,695	$39,196	$42,216	$231,626	$954,211

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	BlackRock Large Cap Core V.I.	BlackRock Large Cap Growth V.I.		Deutsche Capital Growth VIP (c)	Deutsche Core Equity VIP (c)
	2014	2014	2013	2014	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$214	$(20)	$41	$(122)	$(2)
Capital gains distributions	6,003	3,631	1,812	873	-
Realized capital gain (loss) on sales of fund shares	(3,564)	18	6	364	-
Change in unrealized appreciation/ depreciation on investments during the year	(4,884)	(319)	2,883	4,077	(179)
Net increase (decrease) in net assets from operations	(2,231)	3,310	4,742	5,192	(181)

From contract owner transactions:
Variable annuity deposits	53,237	-	19,877	15,437	20,947
Contract owner maintenance charges	-	-	-	(34)	-
Terminations and withdrawals	-	-	-	(49)	-
Transfers between subaccounts, net	3,576	-	-	71,301	-
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	56,813	-	19,877	86,655	20,947
Net increase (decrease) in net assets	54,582	3,310	24,619	91,847	20,766
Net assets at beginning of year	-	24,619	-	-	-
Net assets at end of year	$54,582	$27,929	$24,619	$91,847	$20,766

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Deutsche Global Growth VIP (c)		Deutsche Global Small Cap VIP (c)		Deutsche Government & Agency Securities VIP (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$-	$(40)	$(17)	$(5)	$631	$1,424
Capital gains distributions	-	-	762	199	-	2,775
Realized capital gain (loss) on sales of fund shares	73	1,337	15	55	(19)	(3,989)
Change in unrealized appreciation/ depreciation on investments during the year	-	-	(1,680)	706	1,196	(2,828)
Net increase (decrease) in net assets from operations	73	1,297	(920)	955	1,808	(2,618)

From contract owner transactions:
Variable annuity deposits	493	-	12,368	1,350	-	-
Contract owner maintenance charges	(5)	(9)	(26)	(13)	-	(21)
Terminations and withdrawals	-	(97)	(297)	(138)	(53)	(69,485)
Transfers between subaccounts, net	(561)	(1,191)	892	1,642	29,590	2,062
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(73)	(1,297)	12,937	2,841	29,537	(67,444)
Net increase (decrease) in net assets	-	-	12,017	3,796	31,345	(70,062)
Net assets at beginning of year	-	-	5,678	1,882	41,204	111,266
Net assets at end of year	$-	$-	$17,695	$5,678	$72,549	$41,204

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Deutsche High Income VIP (c)		Deutsche Large Cap Value VIP (c)		Deutsche Small Mid Cap Value VIP (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$100,462	$(627)	$503	$(97)	$(148)	$343
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(114,620)	530	4,815	801	25,535	7,524
Change in unrealized appreciation/ depreciation on investments during the year	(4,143)	4,109	(1,325)	1,325	(25,727)	19,265
Net increase (decrease) in net assets from operations	(18,301)	4,012	3,993	2,029	(340)	27,132

From contract owner transactions:
Variable annuity deposits	2,312	638	65	-	10,365	-
Contract owner maintenance charges	-	-	(24)	(12)	(29)	(26)
Terminations and withdrawals	(49,418)	(47,449)	(8,427)	(95)	(115)	(32,987)
Transfers between subaccounts, net	(218,325)	328,691	(41,650)	44,121	(139,832)	83,422
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(265,431)	281,880	(50,036)	44,014	(129,611)	50,409
Net increase (decrease) in net assets	(283,732)	285,892	(46,043)	46,043	(129,951)	77,541
Net assets at beginning of year	285,892	-	46,043	-	139,439	61,898
Net assets at end of year	$2,160	$285,892	$-	$46,043	$9,488	$139,439

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Dimensional VA Global Bond Portfolio		Dimensional VA International Small Portfolio		Dimensional VA International Value Portfolio
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,856	$84	$5,053	$437	$17,061	$3,452
Capital gains distributions	459	827	6,390	754	-	-
Realized capital gain (loss) on sales of fund shares	(12)	8	(91)	9	1,515	660
Change in unrealized appreciation/ depreciation on investments during the year	(3,448)	(1,242)	(38,940)	2,554	(59,186)	5,527
Net increase (decrease) in net assets from operations	1,855	(323)	(27,588)	3,754	(40,610)	9,639

From contract owner transactions:
Variable annuity deposits	228,744	7,766	198,460	4,268	233,740	7,275
Contract owner maintenance charges	(3)	-	(3)	-	-	-
Terminations and withdrawals	(3,002)	(2,336)	(1,196)	-	(23,385)	(14,807)
Transfers between subaccounts, net	7,175	53,188	97,777	18,141	151,674	160,656
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	232,914	58,618	295,038	22,409	362,029	153,124
Net increase (decrease) in net assets	234,769	58,295	267,450	26,163	321,419	162,763
Net assets at beginning of year	58,295	-	26,163	-	162,763	-
Net assets at end of year	$293,064	$58,295	$293,613	$26,163	$484,182	$162,763

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Dimensional VA Short-Term Fixed Portfolio		Dimensional VA U.S. Large Value Portfolio		Dimensional VA U.S. Targeted Value Portfolio
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,204)	$(36)	$9,278	$700	$2,301	$230
Capital gains distributions	153	457	12,337	5,123	21,796	-
Realized capital gain (loss) on sales of fund shares	(525)	1	534	26	375	144
Change in unrealized appreciation/ depreciation on investments during the year	658	(1,485)	(2,472)	1,360	(22,180)	4,818
Net increase (decrease) in net assets from operations	(1,918)	(1,063)	19,677	7,209	2,292	5,192

From contract owner transactions:
Variable annuity deposits	237,463	459,791	333,325	63,170	327,699	-
Contract owner maintenance charges	-	-	(20)	-	(9)	-
Terminations and withdrawals	(456,578)	-	(18,736)	(23)	(5,217)	(1,862)
Transfers between subaccounts, net	(25,969)	60,277	254,910	32,545	73,468	44,208
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(245,084)	520,068	569,479	95,692	395,941	42,346
Net increase (decrease) in net assets	(247,002)	519,005	589,156	102,901	398,233	47,538
Net assets at beginning of year	519,005	-	102,901	-	47,538	-
Net assets at end of year	$272,003	$519,005	$692,057	$102,901	$445,771	$47,538

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Direxion Dynamic VP HY Bond		Dreyfus IP Small Cap Stock Index		Dreyfus IP Technology Growth
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,020	$157	$(514)	$(110)	$(172)	$(4)
Capital gains distributions	-	-	3,520	-	201	-
Realized capital gain (loss) on sales of fund shares	(19,962)	84	3,143	1,291	4	-
Change in unrealized appreciation/ depreciation on investments during the year	(1,399)	-	374	6,306	1,086	303
Net increase (decrease) in net assets from operations	(20,341)	241	6,523	7,487	1,119	299

From contract owner transactions:
Variable annuity deposits	142,839	-	6,899	-	23,452	3,379
Contract owner maintenance charges	(674)	(1)	-	-	-	-
Terminations and withdrawals	(1,028)	(225)	(4,825)	(1,846)	-	(4)
Transfers between subaccounts, net	142,172	(15)	41,101	50,262	-	-
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	283,309	(241)	43,175	48,416	23,452	3,375
Net increase (decrease) in net assets	262,968	-	49,698	55,903	24,571	3,674
Net assets at beginning of year	-	-	55,903	-	3,674	-
Net assets at end of year	$262,968	$-	$105,601	$55,903	$28,245	$3,674

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Dreyfus Stock Index	Dreyfus VIF Appreciation	Dreyfus VIF International Value		Eaton Vance VT Floating-Rate Income (a)	Eaton Vance VT Large-Cap Value (a)
	2014	2014	2014	2013	2014	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$630	$33	$106	$10	$82	$(64)
Capital gains distributions	-	-	-	-	-	310
Realized capital gain (loss) on sales of fund shares	125	(386)	500	3	(1)	(1)
Change in unrealized appreciation/ depreciation on investments during the year	4,726	-	(2,917)	1,642	(108)	(128)
Net increase (decrease) in net assets from operations	5,481	(353)	(2,311)	1,655	(27)	117

From contract owner transactions:
Variable annuity deposits	-	-	573	-	13,092	16,074
Contract owner maintenance charges	-	-	(18)	(17)	-	-
Terminations and withdrawals	(3,008)	-	(228)	(111)	(19)	-
Transfers between subaccounts, net	99,755	353	10,644	10,002	5,867	-
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	96,747	353	10,971	9,874	18,940	16,074
Net increase (decrease) in net assets	102,228	-	8,660	11,529	18,913	16,191
Net assets at beginning of year	-	-	14,287	2,758	-	-
Net assets at end of year	$102,228	$-	$22,947	$14,287	$18,913	$16,191

(a)  New subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Federated Fund for U.S. Government Securities II	Federated High Income Bond II		Fidelity VIP Balanced
	2014	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(39)	$12,275	$12,636	$44,490	$4,876
Capital gains distributions	-	-	-	126,250	20,879
Realized capital gain (loss) on sales of fund shares	77	(71,978)	3,324	62,725	9,834
Change in unrealized appreciation/ depreciation on investments during the year	286	(6,678)	(4,038)	(106,356)	46,744
Net increase (decrease) in net assets from operations	324	(66,381)	11,922	127,109	82,333

From contract owner transactions:
Variable annuity deposits	-	44,799	133,935	59,748	151,479
Contract owner maintenance charges	(3)	(455)	(295)	(281)	(38)
Terminations and withdrawals	(261)	(80,139)	(64,828)	(1,159)	(44,118)
Transfers between subaccounts, net	38,783	(171,924)	107,379	3,294,263	88,727
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	38,519	(207,719)	176,191	3,352,571	196,050
Net increase (decrease) in net assets	38,843	(274,100)	188,113	3,479,680	278,383
Net assets at beginning of year	-	342,767	154,654	567,485	289,102
Net assets at end of year	$38,843	$68,667	$342,767	$4,047,165	$567,485

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Fidelity VIP Contrafund		Fidelity VIP Disciplined Small Cap		Fidelity VIP Emerging Markets
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,212	$4,560	$(16)	$7	$(303)	$15,344
Capital gains distributions	19,551	232	1,258	382	-	2,340
Realized capital gain (loss) on sales of fund shares	47,317	12,928	(1,218)	-	(13,875)	(12,585)
Change in unrealized appreciation/ depreciation on investments during the year	25,183	117,026	(117)	(67)	13	(1,391)
Net increase (decrease) in net assets from operations	94,263	134,746	(93)	322	(14,165)	3,708

From contract owner transactions:
Variable annuity deposits	141,289	367,350	18,329	6,189	39,014	-
Contract owner maintenance charges	(588)	(443)	-	-	(9)	-
Terminations and withdrawals	(22,105)	(71,193)	(95)	-	(2,947)	(8,281)
Transfers between subaccounts, net	(101,545)	263,742	517	-	(218,408)	275,730
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	17,051	559,456	18,751	6,189	(182,350)	267,449
Net increase (decrease) in net assets	111,314	694,202	18,658	6,511	(196,515)	271,157
Net assets at beginning of year	887,917	193,715	6,511	-	271,157	-
Net assets at end of year	$999,231	$887,917	$25,169	$6,511	$74,642	$271,157

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Fidelity VIP Growth & Income		Fidelity VIP Growth Opportunities		Fidelity VIP High Income
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,122	$(221)	$(2,315)	$(451)	$333,678	$37,993
Capital gains distributions	17	-	354	114	-	-
Realized capital gain (loss) on sales of fund shares	1,210	16,736	19,877	15,295	(66,783)	(873)
Change in unrealized appreciation/ depreciation on investments during the year	10,510	(874)	29,091	26,756	(269,374)	(33,189)
Net increase (decrease) in net assets from operations	14,859	15,641	47,007	41,714	(2,479)	3,931

From contract owner transactions:
Variable annuity deposits	25,534	74,095	145,432	163,088	68,625	21,983
Contract owner maintenance charges	(207)	-	(11)	(71)	(21)	-
Terminations and withdrawals	(26)	(4,225)	(38,665)	(41,568)	(34,869)	-
Transfers between subaccounts, net	158,322	(85,439)	15,811	37,862	5,164,620	690,894
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	183,623	(15,569)	122,567	159,311	5,198,355	712,877
Net increase (decrease) in net assets	198,482	72	169,574	201,025	5,195,876	716,808
Net assets at beginning of year	65,635	65,563	297,202	96,177	716,808	-
Net assets at end of year	$264,117	$65,635	$466,776	$297,202	$5,912,684	$716,808

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Fidelity VIP Index 500		Fidelity VIP Investment Grade Bond		Fidelity VIP Mid Cap
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$11,443	$47,023	$11,335	$8,601	$(2,609)	$116
Capital gains distributions	1,233	10,032	207	5,777	13,554	64,500
Realized capital gain (loss) on sales of fund shares	296,133	18,016	13,319	(2,808)	6,120	1,715
Change in unrealized appreciation/ depreciation on investments during the year	(117,753)	320,608	18,260	(21,747)	11,899	34,097
Net increase (decrease) in net assets from operations	191,056	395,679	43,121	(10,177)	28,964	100,428

From contract owner transactions:
Variable annuity deposits	186,713	374,213	20,525	49,842	67	369,876
Contract owner maintenance charges	(401)	(444)	(751)	(442)	(261)	(215)
Terminations and withdrawals	(135,376)	(76,642)	(89,588)	(54,933)	(12,772)	(11,783)
Transfers between subaccounts, net	(2,274,833)	2,461,137	294,792	56,744	(70,644)	102,233
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(2,223,897)	2,758,264	224,978	51,211	(83,610)	460,111
Net increase (decrease) in net assets	(2,032,841)	3,153,943	268,099	41,034	(54,646)	560,539
Net assets at beginning of year	3,434,158	280,215	454,891	413,857	589,853	29,314
Net assets at end of year	$1,401,317	$3,434,158	$722,990	$454,891	$535,207	$589,853

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Fidelity VIP Overseas		Fidelity VIP Real Estate		Fidelity VIP Strategic Income
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$517	$71	$6,163	$1,746	$2,643	$1,686
Capital gains distributions	3	42	31,190	8,925	1,211	889
Realized capital gain (loss) on sales of fund shares	5	(221)	45,326	(12,492)	(1,570)	(1,070)
Change in unrealized appreciation/ depreciation on investments during the year	(3,394)	2,039	36,833	(29,340)	(2,124)	(2,735)
Net increase (decrease) in net assets from operations	(2,869)	1,931	119,512	(31,161)	160	(1,230)

From contract owner transactions:
Variable annuity deposits	44,700	10,189	149,950	13,304	-	13,447
Contract owner maintenance charges	-	-	(154)	(482)	-	(22)
Terminations and withdrawals	-	(86)	(13,539)	(23,483)	(190)	(18,614)
Transfers between subaccounts, net	-	159	153,101	95,588	38,455	(191,607)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	44,700	10,262	289,358	84,927	38,265	(196,796)
Net increase (decrease) in net assets	41,831	12,193	408,870	53,766	38,425	(198,026)
Net assets at beginning of year	12,193	-	189,215	135,449	66,325	264,351
Net assets at end of year	$54,024	$12,193	$598,085	$189,215	$104,750	$66,325

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Franklin Flex Cap Growth VIP Fund (c)		Franklin Growth and Income VIP Fund (c)		Franklin High Income VIP Fund (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(302)	$(57)	$465	$2,541	$398,591	$(10,723)
Capital gains distributions	1,232	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	430	3,705	28	12,354	256,584	21,796
Change in unrealized appreciation/ depreciation on investments during the year	1,626	366	1,519	(1,259)	(268,731)	284,608
Net increase (decrease) in net assets from operations	2,986	4,014	2,012	13,636	386,444	295,681

From contract owner transactions:
Variable annuity deposits	700	8,606	-	19,878	758,116	31,766
Contract owner maintenance charges	(55)	(8)	-	(43)	(1,331)	(982)
Terminations and withdrawals	(6,760)	(91)	-	-	(3,364,517)	(318,944)
Transfers between subaccounts, net	66,084	(3,561)	-	(94,044)	(1,264,209)	8,179,377
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	59,969	4,946	-	(74,209)	(3,871,941)	7,891,217
Net increase (decrease) in net assets	62,955	8,960	2,012	(60,573)	(3,485,497)	8,186,898
Net assets at beginning of year	8,960	-	23,266	83,839	8,438,653	251,755
Net assets at end of year	$71,915	$8,960	$25,278	$23,266	$4,953,156	$8,438,653

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Franklin Income VIP Fund (c)		Franklin Large Cap Growth VIP Fund (c)	Franklin Mutual Global Discovery VIP Fund (c)
	2014	2013	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$28,364	$17,537	$(6)	$7,077	$1,999
Capital gains distributions	-	-	-	32,358	9,787
Realized capital gain (loss) on sales of fund shares	(50,557)	2,877	-	(6,143)	44
Change in unrealized appreciation/ depreciation on investments during the year	(29,480)	12,906	779	(16,883)	7,009
Net increase (decrease) in net assets from operations	(51,673)	33,320	773	16,409	18,839

From contract owner transactions:
Variable annuity deposits	202,462	187,801	-	218,701	12,857
Contract owner maintenance charges	(239)	(6)	-	(19)	-
Terminations and withdrawals	(351,967)	(25,220)	-	(46,120)	(3,677)
Transfers between subaccounts, net	2,194,162	568,592	27,575	195,225	171,256
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	2,044,418	731,167	27,575	367,787	180,436
Net increase (decrease) in net assets	1,992,745	764,487	28,348	384,196	199,275
Net assets at beginning of year	852,724	88,237	-	199,275	-
Net assets at end of year	$2,845,469	$852,724	$28,348	$583,471	$199,275

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Franklin Mutual Shares VIP Fund (c)		Franklin Rising Dividends VIP Fund (c)		Franklin Small Cap Value VIP Fund (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,433	$355	$6,804	$6,971	$(184)	$(422)
Capital gains distributions	552	-	16,808	-	3,222	28
Realized capital gain (loss) on sales of fund shares	7,084	7,387	74,515	2,066	2,353	23,207
Change in unrealized appreciation/ depreciation on investments during the year	(781)	2,022	(44,857)	107,868	(7,428)	1,077
Net increase (decrease) in net assets from operations	8,288	9,764	53,270	116,905	(2,037)	23,890

From contract owner transactions:
Variable annuity deposits	32,541	12,834	129,107	16,799	3,442	-
Contract owner maintenance charges	(32)	(22)	(1,019)	(812)	(91)	(29)
Terminations and withdrawals	(68)	-	(19,276)	(49,126)	(1,974)	(49,848)
Transfers between subaccounts, net	(5,482)	20,954	(446,504)	711,944	51,928	(88,268)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	26,959	33,766	(337,692)	678,805	53,305	(138,145)
Net increase (decrease) in net assets	35,247	43,530	(284,422)	795,710	51,268	(114,255)
Net assets at beginning of year	43,530	-	912,921	117,211	51,187	165,442
Net assets at end of year	$78,777	$43,530	$628,499	$912,921	$102,455	$51,187

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Franklin Small-Mid Cap Growth VIP Fund (c)		Franklin Strategic Income VIP Fund (c)		Franklin U.S. Government Securities VIP Fund (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(901)	$(585)	$20,105	$9,717	$(511)	$(80)
Capital gains distributions	37,259	12,995	8,007	2,252	-	-
Realized capital gain (loss) on sales of fund shares	638	7,071	(8,608)	(3,247)	1,137	4,467
Change in unrealized appreciation/ depreciation on investments during the year	(29,796)	25,416	(12,756)	(7,208)	810	(104)
Net increase (decrease) in net assets from operations	7,200	44,897	6,748	1,514	1,436	4,283

From contract owner transactions:
Variable annuity deposits	36,143	6,759	686,508	1,250	53,870	19,235
Contract owner maintenance charges	(416)	(253)	(71)	(68)	(58)	(14)
Terminations and withdrawals	(2,149)	(22,073)	(308,316)	(56,170)	(164)	(4,876)
Transfers between subaccounts, net	(82,675)	39,892	(3,416)	(236,532)	64,355	56,360
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(49,097)	24,325	374,705	(291,520)	118,003	70,705
Net increase (decrease) in net assets	(41,897)	69,222	381,453	(290,006)	119,439	74,988
Net assets at beginning of year	174,703	105,481	141,143	431,149	80,585	5,597
Net assets at end of year	$132,806	$174,703	$522,596	$141,143	$200,024	$80,585

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Goldman Sachs VIT Growth Opportunities		Goldman Sachs VIT High Quality Floating Rate		Goldman Sachs VIT Large Cap Value
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(296)	$(168)	$(489)	$(53)	$257	$155
Capital gains distributions	14,447	2,883	-	1,636	15,823	2,081
Realized capital gain (loss) on sales of fund shares	3,250	824	(892)	(736)	6,000	2,043
Change in unrealized appreciation/depreciation on investments during the year	(11,257)	6,820	(194)	(430)	(7,626)	(2,366)
Net increase (decrease) in net assets from operations	6,144	10,359	(1,575)	417	14,454	1,913

From contract owner transactions:
Variable annuity deposits	6,641	6,765	3,072	-	-	-
Contract owner maintenance charges	(56)	-	(66)	(50)	(20)	-
Terminations and withdrawals	(249)	(4,890)	(14,368)	(11,015)	(37,469)	(55)
Transfers between subaccounts, net	17,941	(188)	46,543	182,834	110,744	(14,272)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	24,277	1,687	35,181	171,769	73,255	(14,327)
Net increase (decrease) in net assets	30,421	12,046	33,606	172,186	87,709	(12,414)
Net assets at beginning of year	46,302	34,256	289,562	117,376	19,305	31,719
Net assets at end of year	$76,723	$46,302	$323,168	$289,562	$107,014	$19,305

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Goldman Sachs VIT Mid Cap Value		Goldman Sachs VIT Small Cap Equity Insights (c)		Goldman Sachs VIT Strategic Growth
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,661	$196	$(5)	$(186)	$(476)	$(113)
Capital gains distributions	105,486	7,410	-	-	22,187	3,713
Realized capital gain (loss) on sales of fund shares	9,005	4,834	(275)	10,467	6,333	112
Change in unrealized appreciation/depreciation on investments during the year	(59,688)	3,610	-	-	(13,726)	10,124
Net increase (decrease) in net assets from operations	57,464	16,050	(280)	10,281	14,318	13,836

From contract owner transactions:
Variable annuity deposits	227,828	72,448	354	-	-	8,606
Contract owner maintenance charges	(9)	-	-	(36)	(359)	(213)
Terminations and withdrawals	(10,809)	(25,264)	(95)	(180)	(715)	-
Transfers between subaccounts, net	277,251	24,317	21	(10,065)	47,704	85,240
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	494,261	71,501	280	(10,281)	46,630	93,633
Net increase (decrease) in net assets	551,725	87,551	-	-	60,948	107,469
Net assets at beginning of year	98,138	10,587	-	-	107,469	-
Net assets at end of year	$649,863	$98,138	$-	$-	$168,417	$107,469

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Goldman Sachs VIT Strategic International Equity		Guggenheim VIF All Cap Value (c)	Guggenheim VIF CLS AdvisorOne Amerigo (c)
	2014	2013	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,715	$1,527	$(249)	$(1,098)	$(4,298)
Capital gains distributions	-	-	-	87,141	-
Realized capital gain (loss) on sales of fund shares	1,801	2,272	821	51,002	27,383
Change in unrealized appreciation/ depreciation on investments during the year	(17,465)	6,977	486	(101,742)	252,945
Net increase (decrease) in net assets from operations	(11,949)	10,776	1,058	35,303	276,030

From contract owner transactions:
Variable annuity deposits	10,091	14,393	20,352	1	-
Contract owner maintenance charges	(19)	(15)	-	(1,363)	(1,605)
Terminations and withdrawals	(290)	(167)	(44)	(256,592)	(259,719)
Transfers between subaccounts, net	(76,657)	151,986	11,395	(64,744)	251,624
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(66,875)	166,197	31,703	(322,698)	(9,700)
Net increase (decrease) in net assets	(78,824)	176,973	32,761	(287,395)	266,330
Net assets at beginning of year	195,550	18,577	-	1,458,587	1,192,257
Net assets at end of year	$116,726	$195,550	$32,761	$1,171,192	$1,458,587

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Guggenheim VIF CLS AdvisorOne Clermont (c)		Guggenheim VIF CLS AdvisorOne Select Allocation (c)		Guggenheim VIF Floating Rate Strategies (b)(c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,258	$8,364	$538	$4,216	$(3,279)	$(1,412)
Capital gains distributions	26,504	16,097	32,800	-	-	-
Realized capital gain (loss) on sales of fund shares	22,312	31,233	12,575	13,387	11,915	2,161
Change in unrealized appreciation/ depreciation on investments during the year	(49,029)	13,862	(38,652)	43,721	3,526	12,506
Net increase (decrease) in net assets from operations	1,045	69,556	7,261	61,324	12,162	13,255

From contract owner transactions:
Variable annuity deposits	-	-	-	-	36,989	6,440
Contract owner maintenance charges	(1,101)	(1,129)	(475)	(475)	(866)	(522)
Terminations and withdrawals	(234,733)	(13,154)	(80,688)	(30,597)	(51,442)	(82,898)
Transfers between subaccounts, net	473,959	(160,600)	(4,515)	(30,344)	(53,415)	683,777
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	238,125	(174,883)	(85,678)	(61,416)	(68,734)	606,797
Net increase (decrease) in net assets	239,170	(105,327)	(78,417)	(92)	(56,572)	620,052
Net assets at beginning of year	723,136	828,463	374,740	374,832	620,052	-
Net assets at end of year	$962,306	$723,136	$296,323	$374,740	$563,480	$620,052

(b)  Prior year new subaccount.  See Note 1.
(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Guggenheim VIF Global Managed Futures Strategy (c)		Guggenheim VIF High Yield (c)		Guggenheim VIF Large Cap Value (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,611)	$(86)	$(6,992)	$(2,190)	$(84)	$(10)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(2,012)	(2,838)	22,140	62,407	342	3,505
Change in unrealized appreciation/ depreciation on investments during the year	36,302	4,245	(22,837)	(8,436)	439	(1,700)
Net increase (decrease) in net assets from operations	31,679	1,321	(7,689)	51,781	697	1,795

From contract owner transactions:
Variable annuity deposits	140,531	80,920	832,651	100,324	4,977	-
Contract owner maintenance charges	(121)	-	(585)	(98)	(1)	(4)
Terminations and withdrawals	(1,558)	(438)	(97,081)	(135,318)	(4,596)	(90)
Transfers between subaccounts, net	12,664	(6,249)	(1,108,515)	255,609	4,330	(33,404)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	151,516	74,233	(373,530)	220,517	4,710	(33,498)
Net increase (decrease) in net assets	183,195	75,554	(381,219)	272,298	5,407	(31,703)
Net assets at beginning of year	107,168	31,614	718,096	445,798	-	31,703
Net assets at end of year	$290,363	$107,168	$336,877	$718,096	$5,407	$-

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Guggenheim VIF Long Short Equity (c)		Guggenheim VIF Macro Opportunities (b)(c)		Guggenheim VIF Managed Asset Allocation (c)
	2014	2013	2014	2013	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,280)	$(226)	$(889)	$(118)	$(2,492)
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	29	34	655	66	32
Change in unrealized appreciation/ depreciation on investments during the year	7,270	9,764	3,968	1,537	(354)
Net increase (decrease) in net assets from operations	6,019	9,572	3,734	1,485	(2,814)

From contract owner transactions:
Variable annuity deposits	155,996	141,045	87,110	19,980	156,378
Contract owner maintenance charges	(25)	(26)	(85)	(20)	-
Terminations and withdrawals	(297)	(300)	(3,902)	(2,294)	-
Transfers between subaccounts, net	(74)	-	365,792	45,464	3,039,277
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	155,600	140,719	448,915	63,130	3,195,655
Net increase (decrease) in net assets	161,619	150,291	452,649	64,615	3,192,841
Net assets at beginning of year	156,321	6,030	64,615	-	-
Net assets at end of year	$317,940	$156,321	$517,264	$64,615	$3,192,841

(b)  Prior year new subaccount.  See Note 1.
(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Guggenheim VIF Mid Cap Value (c)		Guggenheim VIF Multi-Hedge Strategies (c)		Guggenheim VIF Small Cap Value (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(343)	$(66)	$(415)	$(256)	$(1,374)	$(289)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	796	978	14	525	5,379	5,856
Change in unrealized appreciation/depreciation on investments during the year	254	2,177	3,572	106	(6,208)	13,450
Net increase (decrease) in net assets from operations	707	3,089	3,171	375	(2,203)	19,017

From contract owner transactions:
Variable annuity deposits	17,144	13,739	52,479	22,316	16,668	22,150
Contract owner maintenance charges	-	-	(29)	(56)	(58)	(61)
Terminations and withdrawals	(770)	(112)	(22,377)	-	(1,536)	(7,466)
Transfers between subaccounts, net	24,748	(2,233)	13,870	(56,025)	56,567	17,675
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	41,122	11,394	43,943	(33,765)	71,641	32,298
Net increase (decrease) in net assets	41,829	14,483	47,114	(33,390)	69,438	51,315
Net assets at beginning of year	22,673	8,190	57,876	91,266	94,799	43,484
Net assets at end of year	$64,502	$22,673	$104,990	$57,876	$164,237	$94,799

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Guggenheim VIF StylePlus Large Core (c)	Guggenheim VIF StylePlus Large Growth (c)		Guggenheim VIF StylePlus Mid Growth (c)		Guggenheim VIF StylePlus Small Growth (c)
	2014	2014	2013	2014	2013	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(10)	$(32)	$(174)	$(375)	$(81)	$(159)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	-	17,938	4,608	4,349	6	-
Change in unrealized appreciation/ depreciation on investments during the year	298	(16,198)	13,193	4,406	7,196	1,432
Net increase (decrease) in net assets from operations	288	1,708	17,627	8,380	7,121	1,273

From contract owner transactions:
Variable annuity deposits	14,008	-	-	2,464	-	5,000
Contract owner maintenance charges	-	(11)	-	-	-	(3)
Terminations and withdrawals	-	-	(22,854)	(517)	-	(913)
Transfers between subaccounts, net	-	(62,308)	18,575	15,245	49,316	20,804
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	14,008	(62,319)	(4,279)	17,192	49,316	24,888
Net increase (decrease) in net assets	14,296	(60,611)	13,348	25,572	56,437	26,161
Net assets at beginning of year	-	83,065	69,717	56,437	-	-
Net assets at end of year	$14,296	$22,454	$83,065	$82,009	$56,437	$26,161

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Guggenheim VIF Total Return Bond (c)		Guggenheim VIF World Equity Income (c)		Ibbotson Aggressive Growth ETF Asset Allocation
	2014	2013	2014	2013	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(848)	$-	$(1,153)	$(5,139)	$(36)
Capital gains distributions	-	-	-	-	341
Realized capital gain (loss) on sales of fund shares	1,340	1	96,509	151,687	16
Change in unrealized appreciation/ depreciation on investments during the year	9,317	-	(160,940)	83,155	959
Net increase (decrease) in net assets from operations	9,809	1	(65,584)	229,703	1,280

From contract owner transactions:
Variable annuity deposits	936	-	11,531	22,980	44,975
Contract owner maintenance charges	(7)	-	(84)	(494)	-
Terminations and withdrawals	(9,991)	-	(9,030)	(45,590)	-
Transfers between subaccounts, net	1,664,611	(1)	(2,184,317)	988,132	-
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	1,655,549	(1)	(2,181,900)	965,028	44,975
Net increase (decrease) in net assets	1,665,358	-	(2,247,484)	1,194,731	46,255
Net assets at beginning of year	-	-	2,321,998	1,127,267	-
Net assets at end of year	$1,665,358	$-	$74,514	$2,321,998	$46,255

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Ibbotson Balanced ETF Asset Allocation		Ibbotson Conservative ETF Asset Allocation	Ibbotson Growth ETF Asset Allocation
	2014	2013	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,311	$669	$1,199	$1,144	$651
Capital gains distributions	6,526	387	3,120	802	93
Realized capital gain (loss) on sales of fund shares	1,127	650	16	80	4
Change in unrealized appreciation/ depreciation on investments during the year	(8,288)	2,516	(4,205)	2,071	1,779
Net increase (decrease) in net assets from operations	676	4,222	130	4,097	2,527

From contract owner transactions:
Variable annuity deposits	530,418	170,729	95,067	289,223	73,994
Contract owner maintenance charges	(65)	(6)	-	(186)	(31)
Terminations and withdrawals	(168,139)	-	(841)	(1,300)	-
Transfers between subaccounts, net	308	(100,262)	117,045	2,461	-
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	362,522	70,461	211,271	290,198	73,963
Net increase (decrease) in net assets	363,198	74,683	211,401	294,295	76,490
Net assets at beginning of year	74,683	-	-	76,490	-
Net assets at end of year	$437,881	$74,683	$211,401	$370,785	$76,490

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Ibbotson Income and Growth ETF Asset Allocation		Invesco V.I. American Franchise	Invesco V.I. American Value
	2014	2013	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(436)	$3,138	$(12)	$(1,445)	$(59)
Capital gains distributions	1,193	2,338	-	49,510	-
Realized capital gain (loss) on sales of fund shares	13,960	41	136	1,082	12,164
Change in unrealized appreciation/ depreciation on investments during the year	(6,501)	6,106	-	(11,458)	4,842
Net increase (decrease) in net assets from operations	8,216	11,623	124	37,689	16,947

From contract owner transactions:
Variable annuity deposits	35,546	-	-	524,856	6,403
Contract owner maintenance charges	-	-	-	(18)	(5)
Terminations and withdrawals	(268,098)	(1,259)	(105)	(1,797)	(4,379)
Transfers between subaccounts, net	36,301	249,027	(19)	35,235	(76,632)
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(196,251)	247,768	(124)	558,276	(74,613)
Net increase (decrease) in net assets	(188,035)	259,391	-	595,965	(57,666)
Net assets at beginning of year	259,391	-	-	43,716	101,382
Net assets at end of year	$71,356	$259,391	$-	$639,681	$43,716

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Invesco V.I. Comstock		Invesco V.I. Equity and Income		Invesco V.I. Global Core Equity
	2014	2013	2014	2013	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(105)	$495	$1,919	$890	$(20)
Capital gains distributions	-	-	19,601	-	-
Realized capital gain (loss) on sales of fund shares	6,946	4,733	2,934	686	-
Change in unrealized appreciation/ depreciation on investments during the year	(5,624)	5,348	5,101	9,931	(328)
Net increase (decrease) in net assets from operations	1,217	10,576	29,555	11,507	(348)

From contract owner transactions:
Variable annuity deposits	645	599	180,988	67,122	13,683
Contract owner maintenance charges	-	(29)	-	-	-
Terminations and withdrawals	(281)	(13,015)	(12,802)	(364)	-
Transfers between subaccounts, net	(29,466)	38,782	102,401	11	-
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(29,102)	26,337	270,587	66,769	13,683
Net increase (decrease) in net assets	(27,885)	36,913	300,142	78,276	13,335
Net assets at beginning of year	49,184	12,271	111,572	33,296	-
Net assets at end of year	$21,299	$49,184	$411,714	$111,572	$13,335

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Invesco V.I. Global Health Care		Invesco V.I. Global Real Estate		Invesco V.I. Government Securities
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,810)	$266	$3,217	$1,840	$4,078	$300
Capital gains distributions	16,590	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	52,064	3,334	690	4,590	1,020	(2,627)
Change in unrealized appreciation/ depreciation on investments during the year	1,947	75,907	13,007	(16,625)	(312)	905
Net increase (decrease) in net assets from operations	68,791	79,507	16,914	(10,195)	4,786	(1,422)

From contract owner transactions:
Variable annuity deposits	4,695	22,361	125,951	34,490	1,200	8,020
Contract owner maintenance charges	(325)	(209)	(43)	(41)	(277)	-
Terminations and withdrawals	(3,902)	(19,157)	(13,726)	(14,969)	(875)	(108)
Transfers between subaccounts, net	(16,756)	209,472	145,307	(22,982)	313,667	(322,515)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(16,288)	212,467	257,489	(3,502)	313,715	(314,603)
Net increase (decrease) in net assets	52,503	291,974	274,403	(13,697)	318,501	(316,025)
Net assets at beginning of year	351,387	59,413	79,489	93,186	11,881	327,906
Net assets at end of year	$403,890	$351,387	$353,892	$79,489	$330,382	$11,881

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Invesco V.I. Growth and Income		Invesco V.I. High Yield		Invesco V.I. International Growth
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$201	$130	$128,348	$12,763	$1,069	$351
Capital gains distributions	2,201	120	-	-	-	-
Realized capital gain (loss) on sales of fund shares	87	210	(214,991)	3,756	1,631	4,601
Change in unrealized appreciation/ depreciation on investments during the year	(804)	1,858	407	(7,436)	(2,779)	4,576
Net increase (decrease) in net assets from operations	1,685	2,318	(86,236)	9,083	(79)	9,528

From contract owner transactions:
Variable annuity deposits	-	27	36,154	60,383	12,087	36,532
Contract owner maintenance charges	-	-	(341)	(23)	(86)	(65)
Terminations and withdrawals	(89)	(42)	(370,105)	(258,572)	(672)	(19,177)
Transfers between subaccounts, net	2,889	12,726	453,439	(51,244)	114,779	(58,721)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	2,800	12,711	119,147	(249,456)	126,108	(41,431)
Net increase (decrease) in net assets	4,485	15,029	32,911	(240,373)	126,029	(31,903)
Net assets at beginning of year	15,029	-	78,870	319,243	57,116	89,019
Net assets at end of year	$19,514	$15,029	$111,781	$78,870	$183,145	$57,116

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Invesco V.I. Managed Volatility (c)		Invesco V.I. Mid Cap Core Equity		Invesco V.I. Mid Cap Growth
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$432	$492	$(89)	$(181)	$(65)	$77
Capital gains distributions	1,385	427	1,765	1,075	-	-
Realized capital gain (loss) on sales of fund shares	(556)	(1)	490	14,828	16	5,114
Change in unrealized appreciation/ depreciation on investments during the year	5,097	(139)	(2,925)	(118)	2,152	737
Net increase (decrease) in net assets from operations	6,358	779	(759)	15,604	2,103	5,928

From contract owner transactions:
Variable annuity deposits	8,099	-	20,948	24,698	960	6,190
Contract owner maintenance charges	(113)	(4)	(16)	(108)	(8)	(9)
Terminations and withdrawals	(901)	(464)	(1,063)	(46,602)	-	(91)
Transfers between subaccounts, net	114,333	19,129	(44,243)	(5,040)	47,963	(5,537)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	121,418	18,661	(24,374)	(27,052)	48,915	553
Net increase (decrease) in net assets	127,776	19,440	(25,133)	(11,448)	51,018	6,481
Net assets at beginning of year	23,510	4,070	61,623	73,071	6,481	-
Net assets at end of year	$151,286	$23,510	$36,490	$61,623	$57,499	$6,481

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Invesco V.I. S&P 500 Index		Invesco V.I. Small Cap Equity		Ivy Funds VIP Asset Strategy
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$30,564	$(2,730)	$(91)	$(219)	$(457)	$(119)
Capital gains distributions	-	-	1,941	845	11,334	-
Realized capital gain (loss) on sales of fund shares	10,309	107,914	434	8,440	2,867	13
Change in unrealized appreciation/ depreciation on investments during the year	140,890	9,686	(2,253)	1,590	(19,663)	8,042
Net increase (decrease) in net assets from operations	181,763	114,870	31	10,656	(5,919)	7,936

From contract owner transactions:
Variable annuity deposits	47,858	10,763	1,194	-	94,607	31,554
Contract owner maintenance charges	(250)	(131)	(18)	(24)	(37)	(3)
Terminations and withdrawals	(179,176)	(90,385)	-	(193)	(35,297)	(14)
Transfers between subaccounts, net	3,275,030	32,628	6,034	(6,561)	(8,942)	39,980
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	3,143,462	(47,125)	7,210	(6,778)	50,331	71,517
Net increase (decrease) in net assets	3,325,225	67,745	7,241	3,878	44,412	79,453
Net assets at beginning of year	67,745	-	15,243	11,365	79,453	-
Net assets at end of year	$3,392,970	$67,745	$22,484	$15,243	$123,865	$79,453

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Ivy Funds VIP Balanced		Ivy Funds VIP Core Equity		Ivy Funds VIP Dividend Opportunities
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(160)	$156	$(65)	$-	$653	$581
Capital gains distributions	2,698	2,377	-	-	7,043	1,049
Realized capital gain (loss) on sales of fund shares	3,033	3,754	-	35	40	14
Change in unrealized appreciation/ depreciation on investments during the year	(3,182)	4,170	431	-	63	8,031
Net increase (decrease) in net assets from operations	2,389	10,457	366	35	7,799	9,675

From contract owner transactions:
Variable annuity deposits	4,786	-	16,073	-	-	-
Contract owner maintenance charges	(107)	(20)	-	-	-	-
Terminations and withdrawals	(8,287)	(163)	-	(36)	(97)	(222)
Transfers between subaccounts, net	35,742	41,628	5,000	1	24,420	55,266
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	32,134	41,445	21,073	(35)	24,323	55,044
Net increase (decrease) in net assets	34,523	51,902	21,439	-	32,122	64,719
Net assets at beginning of year	77,617	25,715	-	-	64,719	-
Net assets at end of year	$112,140	$77,617	$21,439	$-	$96,841	$64,719

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Ivy Funds VIP Energy		Ivy Funds VIP Global Bond		Ivy Funds VIP Growth
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(628)	$(250)	$180	$-	$(257)	$(11)
Capital gains distributions	4,352	68	-	-	5,741	834
Realized capital gain (loss) on sales of fund shares	4,432	50	(49)	24	1,587	(332)
Change in unrealized appreciation/ depreciation on investments during the year	(13,674)	8,495	(3,865)	15	826	3,699
Net increase (decrease) in net assets from operations	(5,518)	8,363	(3,734)	39	7,897	4,190

From contract owner transactions:
Variable annuity deposits	29,589	8,759	1,926	-	181,260	-
Contract owner maintenance charges	(275)	(82)	-	-	(145)	-
Terminations and withdrawals	(11,756)	(582)	-	-	(679)	(9,038)
Transfers between subaccounts, net	(77,007)	114,156	110,844	(16,092)	(5,283)	23,875
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(59,449)	122,251	112,770	(16,092)	175,153	14,837
Net increase (decrease) in net assets	(64,967)	130,614	109,036	(16,053)	183,050	19,027
Net assets at beginning of year	140,478	9,864	-	16,053	27,671	8,644
Net assets at end of year	$75,511	$140,478	$109,036	$-	$210,721	$27,671

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Ivy Funds VIP High Income		Ivy Funds VIP International Core Equity		Ivy Funds VIP Limited-Term Bond
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$113,463	$105,682	$4,242	$4,463	$101	$(522)
Capital gains distributions	19,448	-	17,295	-	109	165
Realized capital gain (loss) on sales of fund shares	(30,513)	53,204	543	29,337	(323)	(3,529)
Change in unrealized appreciation/ depreciation on investments during the year	(88,854)	(5,776)	(29,705)	24,530	563	3,464
Net increase (decrease) in net assets from operations	13,544	153,110	(7,625)	58,330	450	(422)

From contract owner transactions:
Variable annuity deposits	385,544	543,880	272,176	-	-	13,290
Contract owner maintenance charges	(351)	(245)	(163)	-	(18)	(3)
Terminations and withdrawals	(135,819)	(215,599)	(3,397)	(119,083)	(235)	(319)
Transfers between subaccounts, net	(1,413,696)	484,512	47,955	(81,028)	(7,916)	(96,255)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(1,164,322)	812,548	316,571	(200,111)	(8,169)	(83,287)
Net increase (decrease) in net assets	(1,150,778)	965,658	308,946	(141,781)	(7,719)	(83,709)
Net assets at beginning of year	2,013,607	1,047,949	192,064	333,845	82,537	166,246
Net assets at end of year	$862,829	$2,013,607	$501,010	$192,064	$74,818	$82,537

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Ivy Funds VIP Mid Cap Growth		Ivy Funds VIP Real Estate Securities		Ivy Funds VIP Science and Technology
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(489)	$(283)	$6	$(43)	$(1,828)	$(387)
Capital gains distributions	7,338	1,641	3,609	-	19,767	5,673
Realized capital gain (loss) on sales of fund shares	5,549	2,050	599	(33)	10,010	989
Change in unrealized appreciation/ depreciation on investments during the year	(7,010)	12,674	9,414	(985)	(28,154)	30,202
Net increase (decrease) in net assets from operations	5,388	16,082	13,628	(1,061)	(205)	36,477

From contract owner transactions:
Variable annuity deposits	25,538	-	37,680	-	24,691	-
Contract owner maintenance charges	-	-	-	-	(276)	(222)
Terminations and withdrawals	(2,244)	(4,336)	(909)	(450)	(1,161)	(115)
Transfers between subaccounts, net	(66,075)	55,075	(1,754)	20,584	(73,220)	156,111
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(42,781)	50,739	35,017	20,134	(49,966)	155,774
Net increase (decrease) in net assets	(37,393)	66,821	48,645	19,073	(50,171)	192,251
Net assets at beginning of year	112,063	45,242	19,073	-	195,506	3,255
Net assets at end of year	$74,670	$112,063	$67,718	$19,073	$145,335	$195,506

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Ivy Funds VIP Small Cap Growth		Ivy Funds VIP Small Cap Value		Ivy Funds VIP Value
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(79)	$(2)	$(191)	$579	$456	$100
Capital gains distributions	-	-	564	4,879	11,091	348
Realized capital gain (loss) on sales of fund shares	1	(187)	(9)	(699)	196	21
Change in unrealized appreciation/depreciation on investments during the year	748	463	1,750	203	3,426	(219)
Net increase (decrease) in net assets from operations	670	274	2,114	4,962	15,169	250

From contract owner transactions:
Variable annuity deposits	50,263	-	104,627	3,379	189,684	13,739
Contract owner maintenance charges	-	-	(110)	(11)	(259)	-
Terminations and withdrawals	(52)	(5,018)	(442)	(164)	(835)	-
Transfers between subaccounts, net	-	(2)	-	(7,405)	126,185	(24,430)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	50,211	(5,020)	104,075	(4,201)	314,775	(10,691)
Net increase (decrease) in net assets	50,881	(4,746)	106,189	761	329,944	(10,441)
Net assets at beginning of year	-	4,746	3,656	2,895	-	10,441
Net assets at end of year	$50,881	$-	$109,845	$3,656	$329,944	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Janus Aspen Enterprise		Janus Aspen Forty		Janus Aspen Janus Portfolio
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,074)	$62	$(363)	$265	$(31)	$(62)
Capital gains distributions	10,605	-	11,347	-	974	-
Realized capital gain (loss) on sales of fund shares	7,819	7,528	(3,126)	543	3	13,395
Change in unrealized appreciation/depreciation on investments during the year	(614)	20,565	(935)	1,090	641	(113)
Net increase (decrease) in net assets from operations	16,736	28,155	6,923	1,898	1,587	13,220

From contract owner transactions:
Variable annuity deposits	-	-	8,505	-	-	12,380
Contract owner maintenance charges	-	-	(164)	(12)	-	-
Terminations and withdrawals	-	(23,452)	(271)	(44)	-	(810)
Transfers between subaccounts, net	79,102	17,503	126,524	(292)	-	(625,872)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	79,102	(5,949)	134,594	(348)	-	(614,302)
Net increase (decrease) in net assets	95,838	22,206	141,517	1,550	1,587	(601,082)
Net assets at beginning of year	114,810	92,604	6,819	5,269	12,980	614,062
Net assets at end of year	$210,648	$114,810	$148,336	$6,819	$14,567	$12,980

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Janus Aspen Overseas		Janus Aspen Perkins Mid Cap Value		JPMorgan Insurance Trust Intrepid MidCap Portfolio
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$294	$(144)	$2,264	$679	$(601)	$(31)
Capital gains distributions	1,280	-	26,802	225	7,887	-
Realized capital gain (loss) on sales of fund shares	(188)	6,188	66	18	(254)	1
Change in unrealized appreciation/ depreciation on investments during the year	(4,015)	(395)	(7,945)	20,237	3,625	856
Net increase (decrease) in net assets from operations	(2,629)	5,649	21,187	21,159	10,657	826

From contract owner transactions:
Variable annuity deposits	35	-	-	235,075	33,393	-
Contract owner maintenance charges	-	-	-	-	-	-
Terminations and withdrawals	(17)	(288)	-	-	(30)	-
Transfers between subaccounts, net	13,614	(103,606)	-	5,862	58,687	21,997
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	13,632	(103,894)	-	240,937	92,050	21,997
Net increase (decrease) in net assets	11,003	(98,245)	21,187	262,096	102,707	22,823
Net assets at beginning of year	5,864	104,109	266,471	4,375	22,823	-
Net assets at end of year	$16,867	$5,864	$287,658	$266,471	$125,530	$22,823

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	JPMorgan Insurance Trust Small Cap Core Portfolio		JPMorgan Insurance Trust US Equity Portfolio		Lord Abbett Series Bond-Debenture VC
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(94)	$(28)	$(79)	$(6)	$414,811	$2,181
Capital gains distributions	395	-	-	-	204,171	1,171
Realized capital gain (loss) on sales of fund shares	1,023	838	5	129	(3,734)	17,636
Change in unrealized appreciation/ depreciation on investments during the year	961	1,417	4,491	-	(562,785)	(1,783)
Net increase (decrease) in net assets from operations	2,285	2,227	4,417	123	52,463	19,205

From contract owner transactions:
Variable annuity deposits	8,665	3,208	-	-	34,286	13,273
Contract owner maintenance charges	-	-	(89)	(1)	(66)	(176)
Terminations and withdrawals	(10,392)	(25,287)	-	-	(13,292)	(12,812)
Transfers between subaccounts, net	30,817	39,555	98,292	(122)	9,143,866	(30,364)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	29,090	17,476	98,203	(123)	9,164,794	(30,079)
Net increase (decrease) in net assets	31,375	19,703	102,620	-	9,217,257	(10,874)
Net assets at beginning of year	19,703	-	-	-	60,721	71,595
Net assets at end of year	$51,078	$19,703	$102,620	$-	$9,277,978	$60,721

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Lord Abbett Series Developing Growth VC		Lord Abbett Series Fundamental Equity VC	Lord Abbett Series Growth and Income VC
	2014	2013	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,448)	$(611)	$369	$18	$8
Capital gains distributions	869	18,788	22,731	-	-
Realized capital gain (loss) on sales of fund shares	(30,927)	14,617	492	15	13
Change in unrealized appreciation/ depreciation on investments during the year	(11,999)	15,419	(20,582)	484	1,877
Net increase (decrease) in net assets from operations	(43,505)	48,213	3,010	517	1,898

From contract owner transactions:
Variable annuity deposits	19,797	599	-	-	-
Contract owner maintenance charges	(45)	(32)	(41)	-	-
Terminations and withdrawals	(3,272)	(621)	(196)	(18)	(47)
Transfers between subaccounts, net	(44,929)	178,130	143,692	-	-
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(28,449)	178,076	143,455	(18)	(47)
Net increase (decrease) in net assets	(71,954)	226,289	146,465	499	1,851
Net assets at beginning of year	247,186	20,897	-	7,253	5,402
Net assets at end of year	$175,232	$247,186	$146,465	$7,752	$7,253

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Lord Abbett Series Growth Opportunities VC		Lord Abbett Series Mid Cap Stock VC		Lord Abbett Series Total Return VC
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(77)	$(44)	$85	$(95)	$3,902	$1,164
Capital gains distributions	1,831	4	-	-	422	97
Realized capital gain (loss) on sales of fund shares	2,069	2,004	1	17,231	1,971	(1,038)
Change in unrealized appreciation/ depreciation on investments during the year	(1,251)	-	(71)	(4,199)	1,535	(3,869)
Net increase (decrease) in net assets from operations	2,572	1,964	15	12,937	7,830	(3,646)

From contract owner transactions:
Variable annuity deposits	-	5	20,364	5	14,542	14,908
Contract owner maintenance charges	-	-	-	(6)	(113)	(102)
Terminations and withdrawals	(85)	(210)	(9)	(51,661)	(9,390)	(16,279)
Transfers between subaccounts, net	6,582	(1,759)	749	(81,601)	137,069	(77,094)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	6,497	(1,964)	21,104	(133,263)	142,108	(78,567)
Net increase (decrease) in net assets	9,069	-	21,119	(120,326)	149,938	(82,213)
Net assets at beginning of year	-	-	-	120,326	95,943	178,156
Net assets at end of year	$9,069	$-	$21,119	$-	$245,881	$95,943

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Lord Abbett Series Value Opportunities VC	MFS VIT Emerging Markets Equity		MFS VIT High Yield	MFS VIT International Value (a)
	2014	2014	2013	2014	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(94)	$(10)	$448	$(3,592)	$841
Capital gains distributions	4,773	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(846)	(1,337)	(816)	(59,369)	(20)
Change in unrealized appreciation/ depreciation on investments during the year	(3,474)	(7,512)	625	(143)	(4,322)
Net increase (decrease) in net assets from operations	359	(8,859)	257	(63,104)	(3,501)

From contract owner transactions:
Variable annuity deposits	23,752	2,500	103,249	-	25,149
Contract owner maintenance charges	(3)	(1)	-	(341)	-
Terminations and withdrawals	(497)	(21,711)	(439)	(297,505)	(40)
Transfers between subaccounts, net	9,598	68,437	(43,015)	369,585	93,732
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	32,850	49,225	59,795	71,739	118,841
Net increase (decrease) in net assets	33,209	40,366	60,052	8,635	115,340
Net assets at beginning of year	-	60,052	-	-	-
Net assets at end of year	$33,209	$100,418	$60,052	$8,635	$115,340

(a)  New subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	MFS VIT Investors Growth Stock		MFS VIT Investors Trust	MFS VIT New Discovery
	2014	2013	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(16)	$13	$(29)	$(680)	$(272)
Capital gains distributions	576	278	-	44,558	8
Realized capital gain (loss) on sales of fund shares	17	(211)	2,407	(25,664)	7,570
Change in unrealized appreciation/ depreciation on investments during the year	440	693	(121)	(33,404)	7,455
Net increase (decrease) in net assets from operations	1,017	773	2,257	(15,190)	14,761

From contract owner transactions:
Variable annuity deposits	-	10,991	-	4,312	-
Contract owner maintenance charges	-	-	(6)	(358)	(107)
Terminations and withdrawals	(196)	(80)	-	(190)	(422)
Transfers between subaccounts, net	12,291	(1,922)	(18,489)	36,929	92,928
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	12,095	8,989	(18,495)	40,693	92,399
Net increase (decrease) in net assets	13,112	9,762	(16,238)	25,503	107,160
Net assets at beginning of year	9,762	-	16,238	107,160	-
Net assets at end of year	$22,874	$9,762	$-	$132,663	$107,160

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	MFS VIT Research		MFS VIT Research Bond		MFS VIT Research International
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$118	$108	$3,265	$1,086	$451	$48
Capital gains distributions	4,702	264	-	825	-	-
Realized capital gain (loss) on sales of fund shares	1,717	4,247	17,434	2,230	(846)	1,032
Change in unrealized appreciation/ depreciation on investments during the year	(1,858)	4,901	3,790	(7,476)	(4,177)	543
Net increase (decrease) in net assets from operations	4,679	9,520	24,489	(3,335)	(4,572)	1,623

From contract owner transactions:
Variable annuity deposits	1,838	-	-	-	16,629	34,645
Contract owner maintenance charges	(22)	(4)	(91)	(106)	-	(3)
Terminations and withdrawals	(1,813)	(92)	(16,039)	(4,303)	(12,041)	(6,973)
Transfers between subaccounts, net	(397)	1,444	92,079	(195,734)	16,067	(412)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(394)	1,348	75,949	(200,143)	20,655	27,257
Net increase (decrease) in net assets	4,285	10,868	100,438	(203,478)	16,083	28,880
Net assets at beginning of year	45,412	34,544	155,481	358,959	35,602	6,722
Net assets at end of year	$49,697	$45,412	$255,919	$155,481	$51,685	$35,602

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	MFS VIT Total Return		MFS VIT Utilities		Morgan Stanley UIF Emerging Markets Debt
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,840	$3,512	$3,955	$1,542	$28,921	$174
Capital gains distributions	9,369	-	13,060	1,986	4,204	59
Realized capital gain (loss) on sales of fund shares	13,569	463	15,450	10,499	(29,232)	(1)
Change in unrealized appreciation/ depreciation on investments during the year	(13,140)	15,286	(870)	6,074	120	(588)
Net increase (decrease) in net assets from operations	14,638	19,261	31,595	20,101	4,013	(356)

From contract owner transactions:
Variable annuity deposits	16,829	-	140,986	4,268	155,932	-
Contract owner maintenance charges	(636)	(496)	(89)	(58)	(139)	-
Terminations and withdrawals	(4,556)	-	(30,594)	(2,441)	-	-
Transfers between subaccounts, net	(239,063)	243,715	245,266	84,383	(141,278)	5,000
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(227,426)	243,219	355,569	86,152	14,515	5,000
Net increase (decrease) in net assets	(212,788)	262,480	387,164	106,253	18,528	4,644
Net assets at beginning of year	262,480	-	183,449	77,196	4,644	-
Net assets at end of year	$49,692	$262,480	$570,613	$183,449	$23,172	$4,644

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Morgan Stanley UIF Emerging Markets Equity	Neuberger Berman AMT Guardian		Neuberger Berman AMT Socially Responsive
	2014	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$43	$(131)	$40	$(13)	$4
Capital gains distributions	-	2,129	601	-	-
Realized capital gain (loss) on sales of fund shares	531	63	278	109	4
Change in unrealized appreciation/ depreciation on investments during the year	(347)	294	2,967	297	1,150
Net increase (decrease) in net assets from operations	227	2,355	3,886	393	1,158

From contract owner transactions:
Variable annuity deposits	4,551	53,237	-	-	-
Contract owner maintenance charges	(2)	-	-	-	-
Terminations and withdrawals	(124)	(198)	(240)	(74)	-
Transfers between subaccounts, net	3,688	-	(217)	(240)	-
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	8,113	53,039	(457)	(314)	-
Net increase (decrease) in net assets	8,340	55,394	3,429	79	1,158
Net assets at beginning of year	-	13,102	9,673	4,305	3,147
Net assets at end of year	$8,340	$68,496	$13,102	$4,384	$4,305

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Oppenheimer Global Fund/VA		Oppenheimer Global Strategic Income Fund/VA		Oppenheimer International Growth Fund/VA
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$466	$260	$(698)	$783	$2,808	$(116)
Capital gains distributions	4,275	-	-	-	14,804	-
Realized capital gain (loss) on sales of fund shares	1,217	9,494	24,402	299	(12,365)	1,070
Change in unrealized appreciation/ depreciation on investments during the year	(5,948)	2,286	(7,769)	6,869	(72,868)	10,402
Net increase (decrease) in net assets from operations	10	12,040	15,935	7,951	(67,621)	11,356

From contract owner transactions:
Variable annuity deposits	5,631	21,983	-	33,695	478,344	13,612
Contract owner maintenance charges	(61)	(9)	(17)	-	(321)	(82)
Terminations and withdrawals	(374)	(32,053)	(10,878)	(12,544)	(1,197)	(85)
Transfers between subaccounts, net	28,114	(49,069)	(3,177,101)	3,183,843	52,168	158,528
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	33,310	(59,148)	(3,187,996)	3,204,994	528,994	171,973
Net increase (decrease) in net assets	33,320	(47,108)	(3,172,061)	3,212,945	461,373	183,329
Net assets at beginning of year	50,360	97,468	3,217,311	4,366	183,329	-
Net assets at end of year	$83,680	$50,360	$45,250	$3,217,311	$644,702	$183,329

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Oppenheimer Main Street Small Cap Fund/VA		PIMCO VIT All Asset		PIMCO VIT CommodityRealReturn Strategy
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$137	$94	$8,002	$10,319	$(42)	$199
Capital gains distributions	27,480	444	-	-	-	-
Realized capital gain (loss) on sales of fund shares	5,127	1,933	(758)	(1,108)	(1,617)	(6,319)
Change in unrealized appreciation/ depreciation on investments during the year	(9,410)	14,109	(8,084)	(13,133)	(3,531)	4,160
Net increase (decrease) in net assets from operations	23,334	16,580	(840)	(3,922)	(5,190)	(1,960)

From contract owner transactions:
Variable annuity deposits	17,129	156,806	14,988	88,797	13,245	4,850
Contract owner maintenance charges	-	(2)	-	(26)	(11)	(16)
Terminations and withdrawals	(13,214)	(2,816)	(105,539)	(31,836)	(12,445)	(29,458)
Transfers between subaccounts, net	9,796	24,339	39,046	1,877	3,578	(77,001)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	13,711	178,327	(51,505)	58,812	4,367	(101,625)
Net increase (decrease) in net assets	37,045	194,907	(52,345)	54,890	(823)	(103,585)
Net assets at beginning of year	197,508	2,601	239,853	184,963	30,229	133,814
Net assets at end of year	$234,553	$197,508	$187,508	$239,853	$29,406	$30,229

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	PIMCO VIT Emerging Markets Bond		PIMCO VIT Foreign Bond (Unhedged)		PIMCO VIT Global Bond (Unhedged)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$19,603	$20,007	$602	$452	$1,025	$166
Capital gains distributions	8,555	3,773	57	188	724	400
Realized capital gain (loss) on sales of fund shares	(28,912)	(18,969)	1,666	(547)	(1,046)	(1,212)
Change in unrealized appreciation/ depreciation on investments during the year	(11,714)	(46,398)	(467)	(367)	1,043	(3,288)
Net increase (decrease) in net assets from operations	(12,468)	(41,587)	1,858	(274)	1,746	(3,934)

From contract owner transactions:
Variable annuity deposits	214,711	74,347	700	-	-	43,020
Contract owner maintenance charges	(287)	(109)	-	-	(114)	(78)
Terminations and withdrawals	(11,625)	(106,432)	(1,122)	(1,033)	(585)	(211)
Transfers between subaccounts, net	(141,555)	(331,235)	(12,345)	31,687	(33,077)	(4,822)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	61,244	(363,429)	(12,767)	30,654	(33,776)	37,909
Net increase (decrease) in net assets	48,776	(405,016)	(10,909)	30,380	(32,030)	33,975
Net assets at beginning of year	297,092	702,108	30,380	-	56,623	22,648
Net assets at end of year	$345,868	$297,092	$19,471	$30,380	$24,593	$56,623

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	PIMCO VIT High Yield		PIMCO VIT Low Duration Administrative Class (e)		PIMCO VIT Low Duration Advisor Class
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$59,181	$83,079	$467	$779	$2,842	$4,084
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(142,107)	60,872	611	178	(972)	(620)
Change in unrealized appreciation/ depreciation on investments during the year	(5,964)	(29,341)	(728)	(1,370)	(3,691)	(5,497)
Net increase (decrease) in net assets from operations	(88,890)	114,610	350	(413)	(1,821)	(2,033)

From contract owner transactions:
Variable annuity deposits	31,835	38,839	-	-	146,774	16,033
Contract owner maintenance charges	(404)	(492)	(351)	(373)	(56)	(71)
Terminations and withdrawals	(342,782)	(246,664)	(601)	(862)	(73,941)	(152,329)
Transfers between subaccounts, net	(40,101)	(2,739,225)	(18,701)	(4,042)	207,367	147,181
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(351,452)	(2,947,542)	(19,653)	(5,277)	280,144	10,814
Net increase (decrease) in net assets	(440,342)	(2,832,932)	(19,303)	(5,690)	278,323	8,781
Net assets at beginning of year	546,999	3,379,931	70,576	76,266	442,981	434,200
Net assets at end of year	$106,657	$546,999	$51,273	$70,576	$721,304	$442,981

(e)  Closed to new investments.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	PIMCO VIT Real Return Administrative Class (e)		PIMCO VIT Real Return Advisor Class		PIMCO VIT Short-Term
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$248	$288	$4,658	$5,695	$363	$161
Capital gains distributions	-	242	-	3,081	192	-
Realized capital gain (loss) on sales of fund shares	(4)	707	(19,920)	(14,266)	1,296	22
Change in unrealized appreciation/ depreciation on investments during the year	340	(4,977)	27,145	(40,398)	(748)	731
Net increase (decrease) in net assets from operations	584	(3,740)	11,883	(45,888)	1,103	914

From contract owner transactions:
Variable annuity deposits	-	-	155,815	10,934	115,623	9,200
Contract owner maintenance charges	(86)	(171)	(174)	(170)	(59)	(16)
Terminations and withdrawals	-	(4,744)	(9,645)	(69,587)	(20,451)	(9,113)
Transfers between subaccounts, net	-	(13,058)	(52,563)	(3,927)	286,757	273,217
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(86)	(17,973)	93,433	(62,750)	381,870	273,288
Net increase (decrease) in net assets	498	(21,713)	105,316	(108,638)	382,973	274,202
Net assets at beginning of year	20,586	42,299	455,444	564,082	274,202	-
Net assets at end of year	$21,084	$20,586	$560,760	$455,444	$657,175	$274,202

(e)  Closed to new investments.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	PIMCO VIT Total Return Administrative Class (e)		PIMCO VIT Total Return Advisor Class		Pioneer Bond VCT
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,552	$3,957	$21,762	$18,677	$2,241	$108
Capital gains distributions	-	1,163	-	5,379	669	-
Realized capital gain (loss) on sales of fund shares	1,970	10,817	19,921	(21,258)	269	9
Change in unrealized appreciation/ depreciation on investments during the year	635	(19,825)	29,329	(29,332)	394	35
Net increase (decrease) in net assets from operations	4,157	(3,888)	71,012	(26,534)	3,573	152

From contract owner transactions:
Variable annuity deposits	-	-	414,172	220,960	51,098	18,421
Contract owner maintenance charges	(217)	(389)	(518)	(254)	-	-
Terminations and withdrawals	(6,279)	(55,730)	(177,301)	(49,903)	(95)	-
Transfers between subaccounts, net	(86,382)	(185,731)	435,379	(297,109)	88,058	-
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(92,878)	(241,850)	671,732	(126,306)	139,061	18,421
Net increase (decrease) in net assets	(88,721)	(245,738)	742,744	(152,840)	142,634	18,573
Net assets at beginning of year	132,878	378,616	801,512	954,352	18,573	-
Net assets at end of year	$44,157	$132,878	$1,544,256	$801,512	$161,207	$18,573

(e)  Closed to new investments.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Pioneer Emerging Markets VCT	Pioneer Equity Income VCT		Pioneer High Yield VCT
	2014	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(189)	$1,048	$714	$41,447	$1,742
Capital gains distributions	-	-	-	26,335	-
Realized capital gain (loss) on sales of fund shares	(1,383)	29	2,564	(167,475)	(6,940)
Change in unrealized appreciation/ depreciation on investments during the year	(21,495)	4,333	3,513	(7,165)	768
Net increase (decrease) in net assets from operations	(23,067)	5,410	6,791	(106,858)	(4,430)

From contract owner transactions:
Variable annuity deposits	130,943	-	385	228,890	-
Contract owner maintenance charges	-	(45)	(20)	(213)	-
Terminations and withdrawals	(215)	-	-	(41,504)	(699)
Transfers between subaccounts, net	1,511	-	37,015	69,112	168,859
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	132,239	(45)	37,380	256,285	168,160
Net increase (decrease) in net assets	109,172	5,365	44,171	149,427	163,730
Net assets at beginning of year	-	44,171	-	163,730	-
Net assets at end of year	$109,172	$49,536	$44,171	$313,157	$163,730

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Pioneer Strategic Income VCT		Power Income VIT		Probabilities Fund (b)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,013	$489	$56,123	$569	$(128,316)	$(41,254)
Capital gains distributions	381	32	27,946	3,186	-	-
Realized capital gain (loss) on sales of fund shares	(4)	(1)	20,437	29,172	137,557	(17,037)
Change in unrealized appreciation/ depreciation on investments during the year	(327)	(297)	(105,821)	3,317	348,800	532,601
Net increase (decrease) in net assets from operations	1,063	223	(1,315)	36,244	358,041	474,310

From contract owner transactions:
Variable annuity deposits	867	-	144,309	208,179	2,802,906	7,512,240
Contract owner maintenance charges	-	-	(336)	(241)	(7,019)	(3,123)
Terminations and withdrawals	(103)	(41)	(514,390)	(74,279)	(4,408,970)	(2,596,639)
Transfers between subaccounts, net	233	32,118	244,074	1,799,085	(179,329)	7,613,658
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	997	32,077	(126,343)	1,932,744	(1,792,412)	12,526,136
Net increase (decrease) in net assets	2,060	32,300	(127,658)	1,968,988	(1,434,371)	13,000,446
Net assets at beginning of year	32,300	-	1,968,988	-	13,000,446	-
Net assets at end of year	$34,360	$32,300	$1,841,330	$1,968,988	$11,566,075	$13,000,446

(b)  Prior year new subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Putnam VT Absolute Return 500		Putnam VT Diversified Income		Putnam VT Equity Income
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(4,507)	$(1,758)	$4,449	$(101)	$985	$66
Capital gains distributions	6,227	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	12,022	(3,180)	(1,126)	1	1,868	3
Change in unrealized appreciation/ depreciation on investments during the year	(5,293)	7,094	(3,870)	1,917	53,566	2,690
Net increase (decrease) in net assets from operations	8,449	2,156	(547)	1,817	56,419	2,759

From contract owner transactions:
Variable annuity deposits	13,000	218,226	24,270	-	283,547	-
Contract owner maintenance charges	(554)	(486)	-	-	-	-
Terminations and withdrawals	(4,400)	(1,740)	-	-	-	-
Transfers between subaccounts, net	(256,128)	260,532	73,144	50,000	269,249	48,290
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(248,082)	476,532	97,414	50,000	552,796	48,290
Net increase (decrease) in net assets	(239,633)	478,688	96,867	51,817	609,215	51,049
Net assets at beginning of year	478,688	-	51,817	-	51,049	-
Net assets at end of year	$239,055	$478,688	$148,684	$51,817	$660,264	$51,049

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Putnam VT Global Asset Allocation	Putnam VT Growth Opportunities	Putnam VT High Yield		Putnam VT Income
	2014	2014	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(20)	$(242)	$478,450	$(14,226)	$5,691	$(54)
Capital gains distributions	-	385	-	-	-	-
Realized capital gain (loss) on sales of fund shares	-	2,423	107,442	4,408	503	-
Change in unrealized appreciation/ depreciation on investments during the year	105	7,743	(294,096)	292,000	(2,880)	478
Net increase (decrease) in net assets from operations	85	10,309	291,796	282,182	3,314	424

From contract owner transactions:
Variable annuity deposits	10,000	-	280,626	-	73,117	98,210
Contract owner maintenance charges	-	(10)	(1,292)	(974)	(19)	-
Terminations and withdrawals	-	(3,571)	(3,514,657)	(257,450)	(5,669)	-
Transfers between subaccounts, net	-	159,086	(5,560,106)	8,608,009	1,672,779	14,797
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	10,000	155,505	(8,795,429)	8,349,585	1,740,208	113,007
Net increase (decrease) in net assets	10,085	165,814	(8,503,633)	8,631,767	1,743,522	113,431
Net assets at beginning of year	-	-	8,631,767	-	113,431	-
Net assets at end of year	$10,085	$165,814	$128,134	$8,631,767	$1,856,953	$113,431

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Putnam VT Investors	Putnam VT Voyager		Rydex VIF Banking (c)
	2014	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(425)	$111	$(6)	$1,865	$676
Capital gains distributions	-	310	-	32,296	24,905
Realized capital gain (loss) on sales of fund shares	30	(1,488)	(144)	(2,398)	48,783
Change in unrealized appreciation/ depreciation on investments during the year	7,580	-	-	(26,493)	(9,139)
Net increase (decrease) in net assets from operations	7,185	(1,067)	(150)	5,270	65,225

From contract owner transactions:
Variable annuity deposits	39,194	-	10,991	1,764	3,379
Contract owner maintenance charges	(93)	-	-	(98)	(73)
Terminations and withdrawals	(414)	(77)	-	(24,743)	(64,055)
Transfers between subaccounts, net	112,772	1,144	(10,841)	15,914	95,977
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	151,459	1,067	150	(7,163)	35,228
Net increase (decrease) in net assets	158,644	-	-	(1,893)	100,453
Net assets at beginning of year	-	-	-	172,789	72,336
Net assets at end of year	$158,644	$-	$-	$170,896	$172,789

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF Basic Materials (c)		Rydex VIF Biotechnology (c)		Rydex VIF Commodities Strategy (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$6,833	$303	$(2,262)	$(2,187)	$(1,011)	$(842)
Capital gains distributions	19,832	5,707	-	-	-	-
Realized capital gain (loss) on sales of fund shares	22,646	(3,235)	25,546	217,802	(8,231)	(72,814)
Change in unrealized appreciation/ depreciation on investments during the year	(30,455)	(515)	(4,744)	7,114	(12,231)	(176)
Net increase (decrease) in net assets from operations	18,856	2,260	18,540	222,729	(21,473)	(73,832)

From contract owner transactions:
Variable annuity deposits	184,529	108,028	57,678	15,087	9,537	-
Contract owner maintenance charges	(109)	(16)	(25)	(7)	(36)	(117)
Terminations and withdrawals	(77,369)	(12,019)	(5,784)	(76,511)	(306,961)	(8,624)
Transfers between subaccounts, net	(196,154)	61,568	(47,856)	(46,423)	328,260	94,544
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(89,103)	157,561	4,013	(107,854)	30,800	85,803
Net increase (decrease) in net assets	(70,247)	159,821	22,553	114,875	9,327	11,971
Net assets at beginning of year	271,499	111,678	137,952	23,077	23,767	11,796
Net assets at end of year	$201,252	$271,499	$160,505	$137,952	$33,094	$23,767

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF Consumer Products (c)		Rydex VIF Dow 2x Strategy (c)		Rydex VIF Electronics (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$8,564	$1,218	$(630)	$(3,422)	$(264)	$(60)
Capital gains distributions	142,933	-	76,921	-	-	-
Realized capital gain (loss) on sales of fund shares	(26,445)	63,181	(11,883)	494,939	2,936	4,272
Change in unrealized appreciation/ depreciation on investments during the year	(14,333)	9,288	(52,191)	45,323	6,633	7,257
Net increase (decrease) in net assets from operations	110,719	73,687	12,217	536,840	9,305	11,469

From contract owner transactions:
Variable annuity deposits	78,162	19,056	2,575	4	7,164	-
Contract owner maintenance charges	(247)	(65)	(1)	(297)	-	-
Terminations and withdrawals	(96,349)	(17,934)	(43,399)	(18,661)	(499)	(20,756)
Transfers between subaccounts, net	454,499	52,805	139,777	(3,222,588)	551	9,149
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	436,065	53,862	98,952	(3,241,542)	7,216	(11,607)
Net increase (decrease) in net assets	546,784	127,549	111,169	(2,704,702)	16,521	(138)
Net assets at beginning of year	230,422	102,873	73,844	2,778,546	38,201	38,339
Net assets at end of year	$777,206	$230,422	$185,013	$73,844	$54,722	$38,201

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF Energy (c)		Rydex VIF Energy Services (c)		Rydex VIF Europe 1.25x Strategy (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,775)	$(411)	$(350)	$(125)	$(15)	$(587)
Capital gains distributions	14,705	1,842	6,812	911	-	-
Realized capital gain (loss) on sales of fund shares	64,870	25,416	(6,674)	2,596	(1,904)	(9,297)
Change in unrealized appreciation/ depreciation on investments during the year	(65,084)	11,288	(26,985)	1,543	(1,868)	(494)
Net increase (decrease) in net assets from operations	11,716	38,135	(27,197)	4,925	(3,787)	(10,378)

From contract owner transactions:
Variable annuity deposits	40,018	1,125	33,191	1,125	16,012	39,246
Contract owner maintenance charges	(180)	(81)	(85)	(60)	(1)	(4)
Terminations and withdrawals	(45,013)	(25,454)	(15,445)	(15,303)	(10,156)	(66,833)
Transfers between subaccounts, net	(15,916)	71,714	44,556	13,397	(59,244)	56,961
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(21,091)	47,304	62,217	(841)	(53,389)	29,370
Net increase (decrease) in net assets	(9,375)	85,439	35,020	4,084	(57,176)	18,992
Net assets at beginning of year	139,881	54,442	21,478	17,394	58,827	39,835
Net assets at end of year	$130,506	$139,881	$56,498	$21,478	$1,651	$58,827

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF Financial Services (c)		Rydex VIF Government Long Bond 1.2x Strategy (c)		Rydex VIF Health Care (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,493	$(198)	$(866)	$393	$(9,384)	$(478)
Capital gains distributions	-	-	-	11,229	134,614	-
Realized capital gain (loss) on sales of fund shares	10,806	(5,622)	(19,082)	(150,001)	110,349	24,943
Change in unrealized appreciation/ depreciation on investments during the year	11,278	2,788	19,429	18,864	(61,131)	29,848
Net increase (decrease) in net assets from operations	23,577	(3,032)	(519)	(119,515)	174,448	54,313

From contract owner transactions:
Variable annuity deposits	37,145	-	-	-	196,173	1,125
Contract owner maintenance charges	(135)	(3)	(6)	(21)	(255)	(102)
Terminations and withdrawals	(1,025)	(22,416)	(13,642)	(83,875)	(167,660)	(34,577)
Transfers between subaccounts, net	101,214	82,797	1,069	135,283	1,375,810	(11,654)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	137,199	60,378	(12,579)	51,387	1,404,068	(45,208)
Net increase (decrease) in net assets	160,776	57,346	(13,098)	(68,128)	1,578,516	9,105
Net assets at beginning of year	81,721	24,375	105,785	173,913	155,102	145,997
Net assets at end of year	$242,497	$81,721	$92,687	$105,785	$1,733,618	$155,102

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF Internet (c)		Rydex VIF Inverse Dow 2x Strategy (c)		Rydex VIF Inverse Government Long Bond Strategy (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(557)	$(49)	$(62)	$(112)	$(461)	$(189)
Capital gains distributions	4,292	374	-	-	10,067	-
Realized capital gain (loss) on sales of fund shares	(2,824)	1,367	(15,304)	(26,063)	(9,062)	7,476
Change in unrealized appreciation/ depreciation on investments during the year	(8,269)	2,965	605	3,103	(29,631)	463
Net increase (decrease) in net assets from operations	(7,358)	4,657	(14,761)	(23,072)	(29,087)	7,750

From contract owner transactions:
Variable annuity deposits	7,659	-	-	-	47,900	-
Contract owner maintenance charges	-	(4)	(1,408)	(1)	(2)	(10)
Terminations and withdrawals	(2,045)	(18,454)	(80,416)	(5,295)	(3,788)	(143,454)
Transfers between subaccounts, net	24,724	34,724	123,762	(67,346)	37,082	177,245
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	30,338	16,266	41,938	(72,642)	81,192	33,781
Net increase (decrease) in net assets	22,980	20,923	27,177	(95,714)	52,105	41,531
Net assets at beginning of year	20,923	-	-	95,714	55,700	14,169
Net assets at end of year	$43,903	$20,923	$27,177	$-	$107,805	$55,700

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF Inverse Mid-Cap Strategy (c)	Rydex VIF Inverse NASDAQ-100 Strategy (c)		Rydex VIF Inverse Russell 2000 Strategy (c)
	2014	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(321)	$(225)	$(164)	$(13)	$(32)
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(3,131)	(12,345)	(17,996)	174	(2,352)
Change in unrealized appreciation/ depreciation on investments during the year	-	23	179	179	(179)
Net increase (decrease) in net assets from operations	(3,452)	(12,547)	(17,981)	340	(2,563)

From contract owner transactions:
Variable annuity deposits	-	993	-	-	97,017
Contract owner maintenance charges	(1)	-	(3)	-	(2)
Terminations and withdrawals	(4,039)	(140)	(395)	(97,356)	(10,936)
Transfers between subaccounts, net	7,492	16,143	12,824	181	13,319
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	3,452	16,996	12,426	(97,175)	99,398
Net increase (decrease) in net assets	-	4,449	(5,555)	(96,835)	96,835
Net assets at beginning of year	-	2	5,557	96,835	-
Net assets at end of year	$-	$4,451	$2	$-	$96,835

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF Inverse S&P 500 Strategy (c)		Rydex VIF Japan 2x Strategy (c)		Rydex VIF Leisure (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3,085)	$(19)	$(19)	$(2,649)	$(1,631)	$108
Capital gains distributions	-	-	570	-	6,927	-
Realized capital gain (loss) on sales of fund shares	(170,637)	(1,133)	(3,973)	37,956	(47,979)	17,417
Change in unrealized appreciation/ depreciation on investments during the year	(946)	361	(886)	326	(9,693)	4,884
Net increase (decrease) in net assets from operations	(174,668)	(791)	(4,308)	35,633	(52,376)	22,409

From contract owner transactions:
Variable annuity deposits	67,243	-	-	20,006	-	-
Contract owner maintenance charges	(1)	(2)	-	(58)	(94)	(23)
Terminations and withdrawals	(1,538)	(619)	(6)	(9,080)	(6,383)	(10,641)
Transfers between subaccounts, net	129,358	(11,906)	(39,557)	22,156	19,142	80,521
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	195,062	(12,527)	(39,563)	33,024	12,665	69,857
Net increase (decrease) in net assets	20,394	(13,318)	(43,871)	68,657	(39,711)	92,266
Net assets at beginning of year	-	13,318	68,657	-	95,241	2,975
Net assets at end of year	$20,394	$-	$24,786	$68,657	$55,530	$95,241

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF Mid-Cap 1.5x Strategy (c)		Rydex VIF NASDAQ-100 (c)		Rydex VIF NASDAQ-100 2x Strategy (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,095)	$(448)	$(9,445)	$(1,956)	$(1,338)	$(175)
Capital gains distributions	103,690	-	67,944	-	113,511	15,928
Realized capital gain (loss) on sales of fund shares	(61,854)	21,515	39,654	166,285	(38,027)	(5,423)
Change in unrealized appreciation/ depreciation on investments during the year	(27,539)	12,691	(23,077)	3,872	(36,614)	4,899
Net increase (decrease) in net assets from operations	12,202	33,758	75,076	168,201	37,532	15,229

From contract owner transactions:
Variable annuity deposits	10,068	154	112,819	56,268	69,958	-
Contract owner maintenance charges	(4)	(16)	(58)	(35)	-	-
Terminations and withdrawals	(82,590)	(21,832)	(88,210)	(114,458)	(2,826)	(312)
Transfers between subaccounts, net	1,432,629	(84,217)	1,046,626	34,891	98,349	177,337
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	1,360,103	(105,911)	1,071,177	(23,334)	165,481	177,025
Net increase (decrease) in net assets	1,372,305	(72,153)	1,146,253	144,867	203,013	192,254
Net assets at beginning of year	79,717	151,870	301,731	156,864	193,659	1,405
Net assets at end of year	$1,452,022	$79,717	$1,447,984	$301,731	$396,672	$193,659

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF Nova (c)		Rydex VIF Precious Metals (c)		Rydex VIF Real Estate (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(896)	$(57)	$(509)	$400	$20,410	$(2,311)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	2,019	5,843	(7,492)	(263,982)	70,323	32,550
Change in unrealized appreciation/ depreciation on investments during the year	4,795	2,616	421	23,029	49,736	(5,679)
Net increase (decrease) in net assets from operations	5,918	8,402	(7,580)	(240,553)	140,469	24,560

From contract owner transactions:
Variable annuity deposits	10,707	-	10,135	-	124,160	13,262
Contract owner maintenance charges	(5)	(1)	(156)	(253)	(491)	(155)
Terminations and withdrawals	(3,814)	(5,176)	(12,101)	(47,947)	(584,319)	(77,152)
Transfers between subaccounts, net	111,833	31,449	9,027	(262,816)	1,348,757	382,731
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	118,721	26,272	6,905	(311,016)	888,107	318,686
Net increase (decrease) in net assets	124,639	34,674	(675)	(551,569)	1,028,576	343,246
Net assets at beginning of year	56,010	21,336	99,910	651,479	1,509,471	1,166,225
Net assets at end of year	$180,649	$56,010	$99,235	$99,910	$2,538,047	$1,509,471

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF Retailing (c)		Rydex VIF Russell 2000 1.5x Strategy (c)		Rydex VIF Russell 2000 2x Strategy (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,038)	$(40)	$(453)	$(462)	$(117)	$(24)
Capital gains distributions	(3)	190	-	-	19,307	-
Realized capital gain (loss) on sales of fund shares	(9,870)	383	3,010	26,820	(5,000)	982
Change in unrealized appreciation/ depreciation on investments during the year	5,910	524	(8,350)	10,749	(15,414)	2,219
Net increase (decrease) in net assets from operations	(5,001)	1,057	(5,793)	37,107	(1,224)	3,177

From contract owner transactions:
Variable annuity deposits	75,376	68,782	149,685	21,126	46,978	155
Contract owner maintenance charges	-	(2)	(1)	(19)	-	-
Terminations and withdrawals	(38)	(6,159)	(42,224)	(26,458)	(1,341)	(69)
Transfers between subaccounts, net	210,636	12,204	(155,655)	(9,936)	6,740	(699)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	285,974	74,825	(48,195)	(15,287)	52,377	(613)
Net increase (decrease) in net assets	280,973	75,882	(53,988)	21,820	51,153	2,564
Net assets at beginning of year	75,882	-	103,209	81,389	7,304	4,740
Net assets at end of year	$356,855	$75,882	$49,221	$103,209	$58,457	$7,304

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF S&P 500 2x Strategy (c)		Rydex VIF S&P 500 Pure Growth (c)		Rydex VIF S&P 500 Pure Value (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,036)	$(33)	$(11,678)	$(3,781)	$304	$(2,812)
Capital gains distributions	32,082	-	240,623	-	82,035	-
Realized capital gain (loss) on sales of fund shares	(6,349)	38	(132,821)	166,770	(43,267)	144,990
Change in unrealized appreciation/ depreciation on investments during the year	(51,355)	1,595	(101,885)	54,455	(16,381)	6,380
Net increase (decrease) in net assets from operations	(26,658)	1,600	(5,761)	217,444	22,691	148,558

From contract owner transactions:
Variable annuity deposits	38,776	231	301,897	87,130	166,532	515
Contract owner maintenance charges	-	(2)	(444)	(423)	(13)	(227)
Terminations and withdrawals	(46,593)	(126)	(235,258)	(24,460)	(217,639)	(14,443)
Transfers between subaccounts, net	3,416,586	13,218	1,108,076	8,780	173,242	(146,447)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	3,408,769	13,321	1,174,271	71,027	122,122	(160,602)
Net increase (decrease) in net assets	3,382,111	14,921	1,168,510	288,471	144,813	(12,044)
Net assets at beginning of year	14,921	-	458,426	169,955	104,527	116,571
Net assets at end of year	$3,397,032	$14,921	$1,626,936	$458,426	$249,340	$104,527

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF S&P MidCap 400 Pure Growth (c)		Rydex VIF S&P MidCap 400 Pure Value (c)		Rydex VIF S&P SmallCap 600 Pure Growth (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,050)	$(590)	$(1,176)	$(509)	$(745)	$(1,225)
Capital gains distributions	42,848	3,533	19,974	-	-	8,149
Realized capital gain (loss) on sales of fund shares	(1,993)	(3,847)	(7,004)	22,278	(216)	96,388
Change in unrealized appreciation/ depreciation on investments during the year	(41,502)	3,354	(11,555)	993	(3,905)	6,775
Net increase (decrease) in net assets from operations	(1,697)	2,450	239	22,762	(4,866)	110,087

From contract owner transactions:
Variable annuity deposits	114,577	39,246	15,360	-	35,170	28,509
Contract owner maintenance charges	(16)	(17)	(39)	(18)	(42)	(34)
Terminations and withdrawals	(23,413)	(18,140)	(34,768)	(7,870)	(31,511)	(25,642)
Transfers between subaccounts, net	23,850	30,013	112,595	(34,650)	(99,451)	71,004
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	114,998	51,102	93,148	(42,538)	(95,834)	73,837
Net increase (decrease) in net assets	113,301	53,552	93,387	(19,776)	(100,700)	183,924
Net assets at beginning of year	105,185	51,633	23,374	43,150	201,304	17,380
Net assets at end of year	$218,486	$105,185	$116,761	$23,374	$100,604	$201,304

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF S&P SmallCap 600 Pure Value (c)		Rydex VIF Strengthening Dollar 2x Strategy (c)		Rydex VIF Technology (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(698)	$1,035	$(413)	$(267)	$(3,594)	$(71)
Capital gains distributions	16,877	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(2,120)	13,088	3,250	(3,800)	6,703	497
Change in unrealized appreciation/ depreciation on investments during the year	(13,067)	3,415	4,797	(3,319)	(2,049)	6,083
Net increase (decrease) in net assets from operations	992	17,538	7,634	(7,386)	1,060	6,509

From contract owner transactions:
Variable annuity deposits	16,003	510	-	-	143,672	69,907
Contract owner maintenance charges	(31)	(51)	(49)	(53)	(177)	(41)
Terminations and withdrawals	(31,346)	(7,468)	(10,832)	(63,333)	(3,061)	(9,837)
Transfers between subaccounts, net	(23,251)	(40,354)	(44,523)	84,759	244,099	46,215
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(38,625)	(47,363)	(55,404)	21,373	384,533	106,244
Net increase (decrease) in net assets	(37,633)	(29,825)	(47,770)	13,987	385,593	112,753
Net assets at beginning of year	87,580	117,405	47,770	33,783	120,932	8,179
Net assets at end of year	$49,947	$87,580	$-	$47,770	$506,525	$120,932

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF Telecommunications (c)		Rydex VIF Transportation (c)		Rydex VIF U.S. Government Money Market (c)(d)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,606	$(531)	$(3,821)	$(1,252)	$(142,917)	$(50,397)
Capital gains distributions	-	-	-	-	-	99
Realized capital gain (loss) on sales of fund shares	(789)	7,508	(22,829)	60,831	-	-
Change in unrealized appreciation/ depreciation on investments during the year	(3,855)	2,352	10,140	(5,236)	-	-
Net increase (decrease) in net assets from operations	(2,038)	9,329	(16,510)	54,343	(142,917)	(50,298)

From contract owner transactions:
Variable annuity deposits	60,469	68,782	22,639	1,821	62,435,571	37,086,249
Contract owner maintenance charges	(91)	(5)	(24)	(16)	(8,739)	(2,353)
Terminations and withdrawals	-	(63,873)	(27,291)	(102,948)	(4,855,786)	(3,952,455)
Transfers between subaccounts, net	(2,748)	(43,971)	137,347	(18,862)	(36,536,931)	(35,941,177)
Mortality adjustments	-	-	-	-	-	105
Net increase (decrease) in net assets from contract owner transactions	57,630	(39,067)	132,671	(120,005)	21,034,115	(2,809,631)
Net increase (decrease) in net assets	55,592	(29,738)	116,161	(65,662)	20,891,198	(2,859,929)
Net assets at beginning of year	87,949	117,687	38,516	104,178	7,664,853	10,524,782
Net assets at end of year	$143,541	$87,949	$154,677	$38,516	$28,556,051	$7,664,853

(c)  Name change.  See Note 1.
(d)  Liquidation.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF Utilities (c)		Rydex VIF Weakening Dollar 2x Strategy (c)		SEI VP Balanced Strategy (a)	SEI VP Conservative Strategy (a)
	2014	2013	2014	2013	2014	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,423)	$1,077	$(172)	$(102)	$843	$192
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	33,986	(46,047)	(72)	(3,695)	1	-
Change in unrealized appreciation/ depreciation on investments during the year	23,058	(247)	(9,191)	1,324	(491)	(142)
Net increase (decrease) in net assets from operations	55,621	(45,217)	(9,435)	(2,473)	353	50

From contract owner transactions:
Variable annuity deposits	66,147	26,848	1,400	-	-	-
Contract owner maintenance charges	(202)	(69)	-	-	-	-
Terminations and withdrawals	(68,121)	(49,857)	(1,623)	(8,199)	-	-
Transfers between subaccounts, net	1,587,392	95,748	4,994	10,475	42,614	16,224
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	1,585,216	72,670	4,771	2,276	42,614	16,224
Net increase (decrease) in net assets	1,640,837	27,453	(4,664)	(197)	42,967	16,274
Net assets at beginning of year	60,105	32,652	38,036	38,233	-	-
Net assets at end of year	$1,700,942	$60,105	$33,372	$38,036	$42,967	$16,274

(a)  New subaccount.  See Note 1.
(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	SEI VP Defensive Strategy (a)	SEI VP Market Growth Strategy (a)	SEI VP Market Plus Strategy (a)	T. Rowe Price Blue Chip Growth
	2014	2014	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$533	$4	$711	$(5,578)	$(1,217)
Capital gains distributions	-	-	91	-	-
Realized capital gain (loss) on sales of fund shares	-	-	(8)	17,744	8,478
Change in unrealized appreciation/ depreciation on investments during the year	(982)	(4)	(701)	64,142	91,113
Net increase (decrease) in net assets from operations	(449)	-	93	76,308	98,374

From contract owner transactions:
Variable annuity deposits	6,143	177	-	149,196	376,560
Contract owner maintenance charges	-	-	-	(20)	(21)
Terminations and withdrawals	-	-	(280)	(1,395)	(46)
Transfers between subaccounts, net	89,417	-	31,550	403,562	57,205
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	95,560	177	31,270	551,343	433,698
Net increase (decrease) in net assets	95,111	177	31,363	627,651	532,072
Net assets at beginning of year	-	-	-	594,429	62,357
Net assets at end of year	$95,111	$177	$31,363	$1,222,080	$594,429

(a)  New subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	T. Rowe Price Equity Income		T. Rowe Price Health Sciences		T. Rowe Price Limited-Term Bond
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$7,826	$2,705	$(3,200)	$(1,188)	$1,163	$1,847
Capital gains distributions	-	-	58,543	9,243	-	-
Realized capital gain (loss) on sales of fund shares	4,757	9,680	41,755	48,951	(464)	(391)
Change in unrealized appreciation/ depreciation on investments during the year	36,544	39,019	10,406	46,238	(1,126)	(2,389)
Net increase (decrease) in net assets from operations	49,127	51,404	107,504	103,244	(427)	(933)

From contract owner transactions:
Variable annuity deposits	267,508	435,746	143,299	11,940	14,891	-
Contract owner maintenance charges	(9)	(8)	(187)	(26)	-	-
Terminations and withdrawals	(57,629)	(1,211)	(122,293)	(44,991)	(360)	(25,206)
Transfers between subaccounts, net	(18,157)	(4,147)	450,539	34,888	18,352	74,090
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	191,713	430,380	471,358	1,811	32,883	48,884
Net increase (decrease) in net assets	240,840	481,784	578,862	105,055	32,456	47,951
Net assets at beginning of year	546,651	64,867	229,774	124,719	220,823	172,872
Net assets at end of year	$787,491	$546,651	$808,636	$229,774	$253,279	$220,823

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Templeton Developing Markets VIP Fund (c)		Templeton Foreign VIP Fund (c)		Templeton Global Bond VIP Fund (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,798	$5,725	$1,504	$624	$29,311	$42,225
Capital gains distributions	-	-	-	-	-	11,815
Realized capital gain (loss) on sales of fund shares	(2,331)	(1,365)	2,564	(1,099)	(3,593)	(5,712)
Change in unrealized appreciation/ depreciation on investments during the year	(39,891)	(15,264)	(3,134)	720	(21,429)	(47,625)
Net increase (decrease) in net assets from operations	(38,424)	(10,904)	934	245	4,289	703

From contract owner transactions:
Variable annuity deposits	21,118	44,002	2,366	26,952	132,728	53,352
Contract owner maintenance charges	(137)	(30)	(15)	-	(137)	(17)
Terminations and withdrawals	(29,385)	(83,593)	(157)	-	(58,600)	(371,263)
Transfers between subaccounts, net	164,851	(23,117)	8,961	(21,209)	166,375	144,266
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	156,447	(62,738)	11,155	5,743	240,366	(173,662)
Net increase (decrease) in net assets	118,023	(73,642)	12,089	5,988	244,655	(172,959)
Net assets at beginning of year	275,966	349,608	5,988	-	670,035	842,994
Net assets at end of year	$393,989	$275,966	$18,077	$5,988	$914,690	$670,035

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Templeton Growth VIP Fund (c)		Third Avenue Value		Transparent Value Directional Allocation VI (a)
	2014	2013	2014	2013	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$910	$(172)	$2,220	$2,423	$(1,187)
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	1,667	354	523	(171)	(28,008)
Change in unrealized appreciation/ depreciation on investments during the year	(8,076)	9,080	(2,119)	1,930	1,704
Net increase (decrease) in net assets from operations	(5,499)	9,262	624	4,182	(27,491)

From contract owner transactions:
Variable annuity deposits	3,723	-	18,914	-	20,065
Contract owner maintenance charges	(27)	-	(58)	(49)	-
Terminations and withdrawals	(2,975)	(186)	-	-	(42,216)
Transfers between subaccounts, net	49,200	89,005	(15,639)	60,597	126,336
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	49,921	88,819	3,217	60,548	104,185
Net increase (decrease) in net assets	44,422	98,081	3,841	64,730	76,694
Net assets at beginning of year	98,081	-	70,287	5,557	-
Net assets at end of year	$142,503	$98,081	$74,128	$70,287	$76,694

(a)  New subaccount.  See Note 1.
(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Van Eck VIP Global Gold (b)		Van Eck VIP Global Hard Assets		Virtus International Series (b)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,212)	$(7)	$(495)	$841	$2,584	$685
Capital gains distributions	-	-	-	6,607	735	-
Realized capital gain (loss) on sales of fund shares	4,586	-	5,260	(9,573)	25	2
Change in unrealized appreciation/ depreciation on investments during the year	(23,725)	891	(21,896)	(88)	(5,067)	963
Net increase (decrease) in net assets from operations	(20,351)	884	(17,131)	(2,213)	(1,723)	1,650

From contract owner transactions:
Variable annuity deposits	90,679	40,460	29,765	48,006	19,339	-
Contract owner maintenance charges	(8)	-	(26)	(23)	-	-
Terminations and withdrawals	(354)	-	(350)	(46,346)	(191)	(83)
Transfers between subaccounts, net	18,805	-	(68,276)	(191,701)	25,717	47,004
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	109,122	40,460	(38,887)	(190,064)	44,865	46,921
Net increase (decrease) in net assets	88,771	41,344	(56,018)	(192,277)	43,142	48,571
Net assets at beginning of year	41,344	-	125,605	317,882	48,571	-
Net assets at end of year	$130,115	$41,344	$69,587	$125,605	$91,713	$48,571

(b)  Prior year new subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Virtus Multi-Sector Fixed Income Series (b)		Virtus Premium AlphaSector Series (b)		Virtus Real Estate Securities Series	Virtus Small-Cap Growth Series (a)
	2014	2013	2014	2013	2014	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,237	$594	$(36,896)	$(1,866)	$814	$(15)
Capital gains distributions	-	-	292,875	3,898	16,162	2,797
Realized capital gain (loss) on sales of fund shares	(1,005)	-	76,620	156	975	9
Change in unrealized appreciation/ depreciation on investments during the year	(6,356)	(437)	(363,587)	93,710	2,409	(2,057)
Net increase (decrease) in net assets from operations	(3,124)	157	(30,988)	95,898	20,360	734

From contract owner transactions:
Variable annuity deposits	40,164	-	3,398,029	1,100,489	94,362	15,579
Contract owner maintenance charges	-	-	(542)	(20)	(16)	-
Terminations and withdrawals	(2,585)	-	(173,415)	(1,303)	(1,246)	(212)
Transfers between subaccounts, net	92,367	25,000	(566,463)	107,315	53,307	22,685
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	129,946	25,000	2,657,609	1,206,481	146,407	38,052
Net increase (decrease) in net assets	126,822	25,157	2,626,621	1,302,379	166,767	38,786
Net assets at beginning of year	25,157	-	1,302,379	-	-	-
Net assets at end of year	$151,979	$25,157	$3,929,000	$1,302,379	$166,767	$38,786

(a)  New subaccount.  See Note 1.
(b)  Prior year new subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Virtus Strategic Allocation Series	Voya MidCap Opportunities Portfolio (c)	VY Clarion Global Real Estate Portfolio (c)		VY Clarion Real Estate Portfolio (c)
	2014	2014	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$87	$-	$287	$2,106	$555	$414
Capital gains distributions	447	4	-	-	-	-
Realized capital gain (loss) on sales of fund shares	-	-	2,245	(96)	618	986
Change in unrealized appreciation/ depreciation on investments during the year	(457)	(2)	9,495	(1,248)	25,294	(1,169)
Net increase (decrease) in net assets from operations	77	2	12,027	762	26,467	231

From contract owner transactions:
Variable annuity deposits	10,009	30	34,247	6,759	24,173	-
Contract owner maintenance charges	-	-	(11)	(13)	(17)	-
Terminations and withdrawals	-	-	(903)	(1,944)	(2,321)	(69)
Transfers between subaccounts, net	-	-	(25,205)	88,930	59,513	54,841
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	10,009	30	8,128	93,732	81,348	54,772
Net increase (decrease) in net assets	10,086	32	20,155	94,494	107,815	55,003
Net assets at beginning of year	-	-	94,494	-	55,003	-
Net assets at end of year	$10,086	$32	$114,649	$94,494	$162,818	$55,003

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Wells Fargo Advantage International Equity VT		Wells Fargo Advantage Omega Growth VT		Wells Fargo Advantage Opportunity VT
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$759	$(538)	$(2,452)	$(67)	$(229)	$(37)
Capital gains distributions	742	-	51,680	25	-	-
Realized capital gain (loss) on sales of fund shares	(6)	22,481	(24,083)	2	60	1,591
Change in unrealized appreciation/ depreciation on investments during the year	(2,096)	-	(21,968)	2,643	2,681	2,096
Net increase (decrease) in net assets from operations	(601)	21,943	3,177	2,603	2,512	3,650

From contract owner transactions:
Variable annuity deposits	-	-	101,938	-	-	4,969
Contract owner maintenance charges	-	-	(70)	-	-	(14)
Terminations and withdrawals	(118)	(3,630)	(1,522)	-	(126)	(9,053)
Transfers between subaccounts, net	31,592	(18,313)	64,402	86,561	11,750	(2,568)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	31,474	(21,943)	164,748	86,561	11,624	(6,666)
Net increase (decrease) in net assets	30,873	-	167,925	89,164	14,136	(3,016)
Net assets at beginning of year	-	-	89,164	-	14,065	17,081
Net assets at end of year	$30,873	$-	$257,089	$89,164	$28,201	$14,065

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Wells Fargo Advantage Small Cap Value VT		Western Asset Variable Global High Yield Bond
	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$23	$417	$(403)	$(312)
Capital gains distributions	-	-	-	-
Realized capital gain (loss) on sales of fund shares	3,519	8,777	(5,887)	13,642
Change in unrealized appreciation/ depreciation on investments during the year	(1,231)	814	31,057	(67)
Net increase (decrease) in net assets from operations	2,311	10,008	24,767	13,263

From contract owner transactions:
Variable annuity deposits	-	-	764,110	29,682
Contract owner maintenance charges	-	-	-	-
Terminations and withdrawals	-	(12,762)	(262)	(298)
Transfers between subaccounts, net	(3,381)	(8,356)	3,796,134	(13,064)
Mortality adjustments	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(3,381)	(21,118)	4,559,982	16,320
Net increase (decrease) in net assets	(1,070)	(11,110)	4,584,749	29,583
Net assets at beginning of year	73,782	84,892	29,583	-
Net assets at end of year	$72,712	$73,782	$4,614,332	$29,583

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements

December 31, 2014

1. Organization and Significant Accounting Policies

Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity (the Account) are deferred variable annuity contracts offered by Security Benefit Life Insurance Company (SBL). Purchase payments for EliteDesigns and EliteDesigns II are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

Mutual Fund	Class	Investment Adviser	Sub-Adviser
7Twelve Balanced Portfolio	-	7Twelve Advisors, LLC	-
Adaptive Allocation Portfolio	-	Critical Math Advisors LLC	-
Alger Capital Appreciation	S	Fred Alger Management, Inc.	-
Alger Large Cap Growth	S	Fred Alger Management, Inc.	-
AllianceBernstein VPS Dynamic Asset Allocation	B	AllianceBernstein LP	-
AllianceBernstein VPS Global Thematic Growth	B	AllianceBernstein LP	-
AllianceBernstein VPS Growth and Income	B	AllianceBernstein LP	-
AllianceBernstein VPS Small/Mid Cap Value	B	AllianceBernstein LP	-
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors, Inc.	-
American Century VP Income & Growth	II	American Century Investment Management, Inc.	-
American Century VP Inflation Protection	II	American Century Investment Management, Inc.	-
American Century VP International	II	American Century Investment Management, Inc.	-
American Century VP Mid Cap Value	II	American Century Investment Management, Inc.	-
American Century VP Value	II	American Century Investment Management, Inc.	-
American Funds IS Asset Allocation	Class 4	Capital Research and Management Company	-
American Funds IS Blue Chip Income and Growth	Class 4	Capital Research and Management Company	-
American Funds IS Global Bond	Class 4	Capital Research and Management Company	-
American Funds IS Global Growth	Class 4	Capital Research and Management Company	-
American Funds IS Global Growth and Income	Class 4	Capital Research and Management Company	-
American Funds IS Global Small Capitalization	Class 4	Capital Research and Management Company	-
American Funds IS Growth	Class 4	Capital Research and Management Company	-
American Funds IS Growth-Income	Class 4	Capital Research and Management Company	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
American Funds IS International	Class 4	Capital Research and Management Company	-
American Funds IS International Growth and Income	Class 4	Capital Research and Management Company	-
American Funds IS Mortgage	Class 4	Capital Research and Management Company	-
American Funds IS New World	Class 4	Capital Research and Management Company	-
American Funds IS U.S. Government/ AAA-Rated Securities	Class 4	Capital Research and Management Company	-
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Opportunities V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Large Cap Growth V.I.	Class 3	BlackRock Advisors LLC	-
Deutsche Capital Growth VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Core Equity VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Global Growth VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Global Small Cap VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Government & Agency Securities VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche High Income VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Large Cap Value VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Small Mid Cap Value VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Dimensional VA Global Bond Portfolio	-	Dimensional Fund Advisors LP	-
Dimensional VA International Small Portfolio	-	Dimensional Fund Advisors LP	DFA Australia Limited
Dimensional VA International Value Portfolio	-	Dimensional Fund Advisors LP	-
Dimensional VA Short-Term Fixed Portfolio	-	Dimensional Fund Advisors LP	-
Dimensional VA U.S. Large Value Portfolio	-	Dimensional Fund Advisors LP	-
Dimensional VA U.S. Targeted Value Portfolio	-	Dimensional Fund Advisors LP	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Direxion Dynamic VP HY Bond	-	Rafferty Asset Management, LLC	-
Direxion VP Indexed Commodity Strategy	-	Rafferty Asset Management, LLC	-
Direxion VP Indexed Managed Futures Strategy	-	Rafferty Asset Management, LLC	-
Dreyfus IP Small Cap Stock Index	Service	The Dreyfus Corporation	-
Dreyfus IP Technology Growth	Service	The Dreyfus Corporation	-
Dreyfus Stock Index	Service	The Dreyfus Corporation	Mellon Capital Management Corporation
Dreyfus VIF Appreciation	Service	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value	Service	The Dreyfus Corporation	Boston Company Asset Mgmt LLC
Eaton Vance VT Floating-Rate Income	-	Eaton Vance Management	-
Eaton Vance VT Large-Cap Value	-	Eaton Vance Management	-
Federated Fund for U.S. Government Securities II	II	Federated Investment Management Company	-
Federated High Income Bond II	Service	Federated Investment Management Company	-
Fidelity VIP Balanced	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Investments Money Management Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Rsrch (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Contrafund	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Disciplined Small Cap	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)
Fidelity VIP Emerging Markets	Service Class 2	Fidelity Management & Research Co.
Fidelity Management & Research (UK) Inc.
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (U.K.) Ltd
Fidelity Management & Research (HK) Ltd
Fidelity Management & Research (Japan) Inc.
FMR Co., Inc. (FMRC)

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity VIP Growth & Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP High Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Index 500	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)
Fidelity VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Investments Money Management Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc.
Fidelity VIP Mid Cap	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Overseas	Service Class 2	Fidelity Management & Research Co.
Fidelity Management & Research (UK) Inc.
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (U.K.) Ltd
Fidelity Management & Research (HK) Ltd
Fidelity Management & Research (Japan) Inc.
FMR Co., Inc. (FMRC)

Fidelity VIP Real Estate	Service Class 2	Fidelity SelectCo, LLC	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity VIP Strategic Income	Service Class 2	Fidelity Management & Research Co.
Fidelity Management & Research (UK) Inc.
FIL Investments (Japan) Ltd
FIL Investment Advisors;
Fidelity Inv Money Mgmt Inc;
FIL Investment Advisors (U.K.) Ltd
Fidelity Management & Research (HK) Ltd
Fidelity Management & Research (Japan) Inc.
FMR Co., Inc. (FMRC)

Franklin Flex Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Growth and Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin High Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc.	Templeton Investment Counsel LLC
Franklin Large Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	Franklin Templeton Investment Management Ltd
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Rising Dividends VIP Fund	Class 2	Franklin Advisory Services, LLC	-
Franklin Small Cap Value VIP Fund	Class 2	Franklin Advisory Services, LLC	-
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc.	-
Goldman Sachs VIT Growth Opportunities	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT High Quality Floating Rate	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Small Cap Equity Insights	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic International Equity	Service	Goldman Sachs Asset Management International	-
Guggenheim VIF All Cap Value	-	Guggenheim Investments	-
Guggenheim VIF CLS AdvisorOne Amerigo	-	Guggenheim Investments	CLS Investments, LLC

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Guggenheim VIF CLS AdvisorOne Clermont	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Select Allocation	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF Floating Rate Strategies	-	Guggenheim Investments	-
Guggenheim VIF Global Managed Futures Strategy	-	Guggenheim Investments	-
Guggenheim VIF High Yield	-	Guggenheim Investments	-
Guggenheim VIF Large Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Long Short Equity	-	Guggenheim Investments	-
Guggenheim VIF Macro Opportunities	-	Guggenheim Investments	-
Guggenheim VIF Managed Asset Allocation	-	Guggenheim Investments	-
Guggenheim VIF Mid Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Multi-Hedge Strategies	-	Guggenheim Investments	-
Guggenheim VIF Small Cap Value	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Core	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Mid Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Small Growth	-	Guggenheim Investments	-
Guggenheim VIF Total Return Bond	-	Guggenheim Investments	-
Guggenheim VIF World Equity Income	-	Guggenheim Investments	-
Ibbotson Aggressive Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc.	-
Invesco V.I. American Value	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Balanced-Risk Allocation	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc.	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Health Care	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc.	Invesco Asset Management Ltd.
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc.	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Managed Volatility	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. S&P 500 Index	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc.	-
Ivy Funds VIP Asset Strategy	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Balanced	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Core Equity	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Dividend Opportunities	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Energy	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Global Bond	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Global Natural Resources	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Growth	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP High Income	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP International Core Equity	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP International Growth	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Limited-Term Bond	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Mid Cap Growth	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Real Estate Securities	-	Waddell & Reed Investment Management Co.	Advantus Capital Management Co.
Ivy Funds VIP Science and Technology	-	Waddell & Reed Investment Management Co.	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Ivy Funds VIP Small Cap Growth	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Small Cap Value	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Value	-	Waddell & Reed Investment Management Co.	-
Janus Aspen Enterprise	Service	Janus Capital Management LLC	-
Janus Aspen Forty	Service	Janus Capital Management LLC	-
Janus Aspen Janus Portfolio	Service	Janus Capital Management LLC	-
Janus Aspen Overseas	Service	Janus Capital Management LLC	-
Janus Aspen Perkins Mid Cap Value	Service	Janus Capital Management LLC	Perkins Investment Management LLC
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust Intrepid MidCap Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust US Equity Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Calibrated Dividend Growth VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Classic Stock VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Value Opportunities VC	VC	Lord, Abbett & Co. LLC	-
MFS VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	-
MFS VIT Global Tactical Allocation	Service	Massachusetts Financial Services Company	-
MFS VIT High Yield	Service	Massachusetts Financial Services Company	-
MFS VIT International Value	Service	Massachusetts Financial Services Company	-
MFS VIT Investors Growth Stock	Service	Massachusetts Financial Services Company	-
MFS VIT Investors Trust	Service	Massachusetts Financial Services Company	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
MFS VIT New Discovery	Service	Massachusetts Financial Services Company	-
MFS VIT Research	Service	Massachusetts Financial Services Company	-
MFS VIT Research Bond	Service	Massachusetts Financial Services Company	-
MFS VIT Research International	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS VIT Utilities	Service	Massachusetts Financial Services Company	-
Morgan Stanley UIF Emerging Markets Debt	II	Morgan Stanley Investment Management Inc	-
Morgan Stanley UIF Emerging Markets Equity	II	Morgan Stanley Investment Management Inc	Morgan Stanley Investment Management Ltd.
Neuberger Berman AMT Guardian	I	Neuberger Berman Management LLC	Neuberger Berman LLC
Neuberger Berman AMT Socially Responsive	S	Neuberger Berman Management LLC	Neuberger Berman LLC
Oppenheimer Global Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Global Strategic Income Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer International Growth Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Main Street Small Cap Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
PIMCO VIT All Asset	Advisor	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Global Bond (Unhedged)	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company LLC	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Pioneer Bond VCT	II	Pioneer Investment Management Inc	-
Pioneer Emerging Markets VCT	II	Pioneer Investment Management Inc	-
Pioneer Equity Income VCT	II	Pioneer Investment Management Inc	-
Pioneer High Yield VCT	II	Pioneer Investment Management Inc	-
Pioneer Real Estate Shares VCT	II	Pioneer Investment Management Inc	AEW Capital Management LP
Pioneer Strategic Income VCT	II	Pioneer Investment Management Inc	-
Power Income VIT	Class 2	W.E. Donoghue & Co., Inc.	-
Probabilities Fund	Class 2	Princeton Fund Advisors, LLC; Probabilities Fund Management	-
Putnam VT Absolute Return 500	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Capital Opportunities	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Equity Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Growth Opportunities	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT High Yield	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Investors	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Voyager	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Rydex VIF Banking	-	Guggenheim Investments	-
Rydex VIF Basic Materials	-	Guggenheim Investments	-
Rydex VIF Biotechnology	-	Guggenheim Investments	-
Rydex VIF Commodities Strategy	-	Guggenheim Investments	-
Rydex VIF Consumer Products	-	Guggenheim Investments	-
Rydex VIF Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Electronics	-	Guggenheim Investments	-
Rydex VIF Energy	-	Guggenheim Investments	-
Rydex VIF Energy Services	-	Guggenheim Investments	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Rydex VIF Europe 1.25x Strategy	-	Guggenheim Investments	-
Rydex VIF Financial Services	-	Guggenheim Investments	-
Rydex VIF Government Long Bond 1.2x Strategy	-	Guggenheim Investments	-
Rydex VIF Health Care	-	Guggenheim Investments	-
Rydex VIF Internet	-	Guggenheim Investments	-
Rydex VIF Inverse Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Government Long Bond Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Mid-Cap Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse NASDAQ-100 Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Russell 2000 Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse S&P 500 Strategy	-	Guggenheim Investments	-
Rydex VIF Japan 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Leisure	-	Guggenheim Investments	-
Rydex VIF Mid-Cap 1.5x Strategy	-	Guggenheim Investments	-
Rydex VIF NASDAQ-100	-	Guggenheim Investments	-
Rydex VIF NASDAQ-100 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Nova	-	Guggenheim Investments	-
Rydex VIF Precious Metals	-	Guggenheim Investments	-
Rydex VIF Real Estate	-	Guggenheim Investments	-
Rydex VIF Retailing	-	Guggenheim Investments	-
Rydex VIF Russell 2000 1.5x Strategy	-	Guggenheim Investments	-
Rydex VIF Russell 2000 2x Strategy	-	Guggenheim Investments	-
Rydex VIF S&P 500 2x Strategy	-	Guggenheim Investments	-
Rydex VIF S&P 500 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P 500 Pure Value	-	Guggenheim Investments	-
Rydex VIF S&P MidCap 400 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P MidCap 400 Pure Value	-	Guggenheim Investments	-
Rydex VIF S&P SmallCap 600 Pure Growth	-	Guggenheim Investments	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Rydex VIF S&P SmallCap 600 Pure Value	-	Guggenheim Investments	-
Rydex VIF Strengthening Dollar 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Technology	-	Guggenheim Investments	-
Rydex VIF Telecommunications	-	Guggenheim Investments	-
Rydex VIF Transportation	-	Guggenheim Investments	-
Rydex VIF U.S. Government Money Market	-	Guggenheim Investments	-
Rydex VIF Utilities	-	Guggenheim Investments	-
Rydex VIF Weakening Dollar 2x Strategy	-	Guggenheim Investments	-
SEI VP Balanced Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Conservative Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Defensive Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Market Growth Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Market Plus Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Moderate Strategy	Class III	SEI Investments Management Corp.	-
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc.	-
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd. (SG)	-
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel, LLC	-
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc.	-
Templeton Growth VIP Fund	Class 2	Templeton Global Advisors Ltd.	Templeton Asset Management Ltd. (SG)
Third Avenue Value	-	Third Avenue Management LLC	-
Transparent Value Directional Allocation VI	Class II	Guggenheim Partners Investment Mgmt LLC	Transparent Value Advisors, LLC
Van Eck VIP Global Gold	S	Van Eck Associates Corporation	-
Van Eck VIP Global Hard Assets	S	Van Eck Associates Corporation	-
Virtus International Series	A	Virtus Investment Advisors (VIA)	Aberdeen Asset Management Inc.
Virtus Multi-Sector Fixed Income Series	A	Virtus Investment Advisors (VIA)	Newfleet Asset Management, LLC

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Virtus Premium AlphaSector Series	A	Virtus Investment Advisors (VIA)	Euclid Advisors LLC
Virtus Real Estate Securities Series	A	Virtus Investment Advisors (VIA)	Duff & Phelps Inv Mgmt Co (IL)
Virtus Small-Cap Growth Series	A	Virtus Investment Advisors (VIA)	Kayne Anderson Rudnick Inv Mgmt., LLC
Virtus Strategic Allocation Series	A	Virtus Investment Advisors (VIA)	Euclid Advisors LLC;Newfleet Asset Management, LLC
Voya MidCap Opportunities Portfolio	S2	Voya Investments, LLC	Voya Investment Management Co. LLC (US)
VY Clarion Global Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Directed Services LLC	CBRE Clarion Securities LLC
Wells Fargo Advantage International Equity VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Advantage Intrinsic Value VT	2	Wells Fargo Funds Management, LLC	Metropolitan West Capital Management LLC
Wells Fargo Advantage Omega Growth VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Advantage Opportunity VT	VT	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Advantage Small Cap Value VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd; Western Asset Management Company; Western Asset Management Company Limited

Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Guggenheim Investments, a limited liability company controlled by its member and affiliated with Security Benefit Corporation. As disclosed in the above table, Guggenheim Investments serves as investment adviser for certain mutual funds. The advisory agreement provides for a fee at annual rates up to 0.60% of the average net assets of each respective fund.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Three-hundred-three subaccounts are currently offered by the Separate Account, the following had no activity as indicated:

Subaccount	2014	2013

Adaptive Allocation Portfolio	X	X
Alger Large Cap Growth		X
AllianceBernstein VPS Global Thematic Growth	X	X
American Funds IS Global Growth	X
American Funds IS Global Small Capitalization	X
American Funds IS International	X
American Funds IS International Growth and Income	X
American Funds IS Mortgage	X
BlackRock Capital Appreciation V.I.		X
BlackRock Large Cap Core V.I.		X
Deutsche Capital Growth VIP		X
Deutsche Core Equity VIP		X
Direxion VP Indexed Commodity Strategy	X
Direxion VP Indexed Managed Futures Strategy	X
Dreyfus Stock Index		X
Dreyfus VIF Appreciation		X
Federated Fund for U.S. Government Securities II		X
Franklin Large Cap Growth VIP Fund		X
Guggenheim VIF All Cap Value		X
Guggenheim VIF Managed Asset Allocation		X
Guggenheim VIF StylePlus Large Core		X
Guggenheim VIF StylePlus Small Growth		X
Ibbotson Aggressive Growth ETF Asset Allocation		X
Ibbotson Conservative ETF Asset Allocation		X
Invesco V.I. American Franchise		X
Invesco V.I. Balanced-Risk Allocation	X
Invesco V.I. Core Equity	X	X
Invesco V.I. Global Core Equity		X
Ivy Funds VIP Global Natural Resources	X
Ivy Funds VIP International Growth	X	X
JPMorgan Insurance Trust Core Bond Portfolio	X	X
Lord Abbett Series Calibrated Dividend Growth VC	X	X
Lord Abbett Series Classic Stock VC	X	X
Lord Abbett Series Fundamental Equity VC		X
Lord Abbett Series Value Opportunities VC		X
MFS VIT Global Tactical Allocation	X
MFS VIT High Yield		X
MFS VIT Investors Trust	X
Morgan Stanley UIF Emerging Markets Equity		X
PIMCO VIT Global Multi-Asset Managed Allocation	X
Pioneer Emerging Markets VCT		X
Pioneer Real Estate Shares VCT	X	X
Putnam VT Capital Opportunities	X	X

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	2014	2013
Putnam VT Global Asset Allocation		X
Putnam VT Growth Opportunities		X
Putnam VT Investors		X
Rydex VIF Inverse Mid-Cap Strategy		X
SEI VP Moderate Strategy	X
Virtus Real Estate Securities Series		X
Virtus Strategic Allocation Series		X
Voya MidCap Opportunities Portfolio		X
Wells Fargo Advantage Intrinsic Value VT	X	X

All subaccounts reported a full twelve month period except for the following as indicated:

Inception Date	Subaccount

June 2, 2014	Transparent Value Directional Allocation VI
May 1, 2014	AllianceBernstein VPS Dynamic Asset Allocation
May 1, 2014	American Funds IS Asset Allocation
May 1, 2014	American Funds IS Blue Chip Income and Growth
May 1, 2014	American Funds IS Global Bond
May 1, 2014	American Funds IS Global Growth
May 1, 2014	American Funds IS Global Growth and Income
May 1, 2014	American Funds IS Global Small Capitalization
May 1, 2014	American Funds IS Growth
May 1, 2014	American Funds IS Growth-Income
May 1, 2014	American Funds IS International
May 1, 2014	American Funds IS International Growth and Income
May 1, 2014	American Funds IS Mortgage
May 1, 2014	American Funds IS New World
May 1, 2014	American Funds IS U.S. Government/AAA-Rated Securities
May 1, 2014	Direxion VP Indexed Commodity Strategy
May 1, 2014	Direxion VP Indexed Managed Futures Strategy
May 1, 2014	Eaton Vance VT Floating-Rate Income
May 1, 2014	Eaton Vance VT Large-Cap Value
May 1, 2014	Invesco V.I. Balanced-Risk Allocation
May 1, 2014	Ivy Funds VIP Global Natural Resources
May 1, 2014	MFS VIT Global Tactical Allocation
May 1, 2014	MFS VIT International Value
May 1, 2014	PIMCO VIT Global Multi-Asset Managed Allocation
May 1, 2014	SEI VP Balanced Strategy
May 1, 2014	SEI VP Conservative Strategy
May 1, 2014	SEI VP Defensive Strategy
May 1, 2014	SEI VP Market Growth Strategy
May 1, 2014	SEI VP Market Plus Strategy
May 1, 2014	SEI VP Moderate Strategy
May 1, 2014	Virtus Small-Cap Growth Series

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

May 1, 2013	7Twelve Balanced Portfolio
May 1, 2013	ALPS/Alerian Energy Infrastructure
May 1, 2013	Guggenheim VIF Floating Rate Strategies
May 1, 2013	Guggenheim VIF Macro Opportunities
May 1, 2013	Probabilities Fund
May 1, 2013	Van Eck VIP Global Gold
May 1, 2013	Virtus International Series
May 1, 2013	Virtus Multi-Sector Fixed Income Series
May 1, 2013	Virtus Premium AlphaSector Series
May 1, 2013	Virtus Real Estate Securities Series
May 1, 2013	Virtus Strategic Allocation Series
December 28, 2012	Adaptive Allocation Portfolio
December 28, 2012	AllianceBernstein VPS Global Thematic Growth
December 28, 2012	AllianceBernstein VPS Growth and Income
December 28, 2012	AllianceBernstein VPS Small/Mid Cap Value
December 28, 2012	American Century VP Inflation Protection
December 28, 2012	BlackRock High Yield V.I.
December 28, 2012	Deutsche High Income VIP
December 28, 2012	Dimensional VA Global Bond Portfolio
December 28, 2012	Dimensional VA International Small Portfolio
December 28, 2012	Dimensional VA International Value Portfolio
December 28, 2012	Dimensional VA Short-Term Fixed Portfolio
December 28, 2012	Dimensional VA U.S. Large Value Portfolio
December 28, 2012	Dimensional VA U.S. Targeted Value Portfolio
December 28, 2012	Dreyfus IP Small Cap Stock Index
December 28, 2012	Dreyfus IP Technology Growth
December 28, 2012	Dreyfus Stock Index
December 28, 2012	Dreyfus VIF Appreciation
December 28, 2012	Fidelity VIP Emerging Markets
December 28, 2012	Fidelity VIP High Income
December 28, 2012	Guggenheim VIF StylePlus Large Core
December 28, 2012	Guggenheim VIF StylePlus Small Growth
December 28, 2012	Guggenheim VIF Total Return Bond
December 28, 2012	Ibbotson Aggressive Growth ETF Asset Allocation
December 28, 2012	Ibbotson Balanced ETF Asset Allocation
December 28, 2012	Ibbotson Conservative ETF Asset Allocation
December 28, 2012	Ibbotson Growth ETF Asset Allocation
December 28, 2012	Ibbotson Income and Growth ETF Asset Allocation
December 28, 2012	Invesco V.I. S&P 500 Index
December 28, 2012	JPMorgan Insurance Trust Core Bond Portfolio
December 28, 2012	JPMorgan Insurance Trust Intrepid MidCap Portfolio
December 28, 2012	JPMorgan Insurance Trust Small Cap Core Portfolio
December 28, 2012	JPMorgan Insurance Trust US Equity Portfolio
December 28, 2012	MFS VIT Emerging Markets Equity
December 28, 2012	MFS VIT High Yield

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

December 28, 2012	Morgan Stanley UIF Emerging Markets Debt
December 28, 2012	Morgan Stanley UIF Emerging Markets Equity
December 28, 2012	PIMCO VIT Short-Term
December 28, 2012	Pioneer Bond VCT
December 28, 2012	Pioneer Emerging Markets VCT
December 28, 2012	Pioneer Equity Income VCT
December 28, 2012	Pioneer High Yield VCT
December 28, 2012	Pioneer Real Estate Shares VCT
December 28, 2012	Pioneer Strategic Income VCT
December 28, 2012	Power Income VIT
December 28, 2012	Putnam VT Absolute Return 500
December 28, 2012	Putnam VT Capital Opportunities
December 28, 2012	Putnam VT Diversified Income
December 28, 2012	Putnam VT Equity Income
December 28, 2012	Putnam VT Global Asset Allocation
December 28, 2012	Putnam VT Growth Opportunities
December 28, 2012	Putnam VT High Yield
December 28, 2012	Putnam VT Income
December 28, 2012	Putnam VT Investors
December 28, 2012	Putnam VT Voyager
December 28, 2012	Voya MidCap Opportunities Portfolio
December 28, 2012	VY Clarion Global Real Estate Portfolio
December 28, 2012	VY Clarion Real Estate Portfolio
December 28, 2012	Western Asset Variable Global High Yield Bond
April 29, 2011	Invesco V.I. Government Securities
April 1, 2011	Alger Capital Appreciation
April 1, 2011	Alger Large Cap Growth
April 1, 2011	American Century VP Income & Growth
April 1, 2011	American Century VP International
April 1, 2011	American Century VP Mid Cap Value
April 1, 2011	American Century VP Value
April 1, 2011	BlackRock Basic Value V.I.
April 1, 2011	BlackRock Capital Appreciation V.I.
April 1, 2011	BlackRock Equity Dividend V.I.
April 1, 2011	BlackRock Global Allocation V.I.
April 1, 2011	BlackRock Global Opportunities V.I.
April 1, 2011	BlackRock Large Cap Core V.I.
April 1, 2011	BlackRock Large Cap Growth V.I.
April 1, 2011	Deutsche Capital Growth VIP
April 1, 2011	Deutsche Core Equity VIP
April 1, 2011	Deutsche Global Growth VIP
April 1, 2011	Deutsche Global Small Cap VIP
April 1, 2011	Deutsche Government & Agency Securities VIP
April 1, 2011	Deutsche Large Cap Value VIP
April 1, 2011	Deutsche Small Mid Cap Value VIP

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

April 1, 2011	Fidelity VIP Balanced
April 1, 2011	Fidelity VIP Disciplined Small Cap
April 1, 2011	Fidelity VIP Growth & Income
April 1, 2011	Fidelity VIP Mid Cap
April 1, 2011	Fidelity VIP Overseas
April 1, 2011	Fidelity VIP Real Estate
April 1, 2011	Fidelity VIP Strategic Income
April 1, 2011	Franklin Flex Cap Growth VIP Fund
April 1, 2011	Franklin Growth and Income VIP Fund
April 1, 2011	Franklin High Income VIP Fund
April 1, 2011	Franklin Income VIP Fund
April 1, 2011	Franklin Large Cap Growth VIP Fund
April 1, 2011	Franklin Mutual Global Discovery VIP Fund
April 1, 2011	Franklin Mutual Shares VIP Fund
April 1, 2011	Franklin Rising Dividends VIP Fund
April 1, 2011	Franklin Small Cap Value VIP Fund
April 1, 2011	Franklin Strategic Income VIP Fund
April 1, 2011	Franklin U.S. Government Securities VIP Fund
April 1, 2011	Goldman Sachs VIT Growth Opportunities
April 1, 2011	Goldman Sachs VIT High Quality Floating Rate
April 1, 2011	Goldman Sachs VIT Large Cap Value
April 1, 2011	Goldman Sachs VIT Mid Cap Value
April 1, 2011	Goldman Sachs VIT Small Cap Equity Insights
April 1, 2011	Goldman Sachs VIT Strategic Growth
April 1, 2011	Goldman Sachs VIT Strategic International Equity
April 1, 2011	Guggenheim VIF High Yield
April 1, 2011	Guggenheim VIF Managed Asset Allocation
April 1, 2011	Guggenheim VIF StylePlus Large Growth
April 1, 2011	Invesco V.I. American Franchise
April 1, 2011	Invesco V.I. American Value
April 1, 2011	Invesco V.I. Comstock
April 1, 2011	Invesco V.I. Core Equity
April 1, 2011	Invesco V.I. Equity and Income
April 1, 2011	Invesco V.I. Global Core Equity
April 1, 2011	Invesco V.I. Global Health Care
April 1, 2011	Invesco V.I. Global Real Estate
April 1, 2011	Invesco V.I. Government Securities
April 1, 2011	Invesco V.I. Growth and Income
April 1, 2011	Invesco V.I. High Yield
April 1, 2011	Invesco V.I. Managed Volatility
April 1, 2011	Invesco V.I. Mid Cap Growth
April 1, 2011	Invesco V.I. Small Cap Equity
April 1, 2011	Ivy Funds VIP Asset Strategy
April 1, 2011	Ivy Funds VIP Balanced
April 1, 2011	Ivy Funds VIP Core Equity

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

April 1, 2011	Ivy Funds VIP Dividend Opportunities
April 1, 2011	Ivy Funds VIP Energy
April 1, 2011	Ivy Funds VIP Global Bond
April 1, 2011	Ivy Funds VIP Growth
April 1, 2011	Ivy Funds VIP High Income
April 1, 2011	Ivy Funds VIP International Core Equity
April 1, 2011	Ivy Funds VIP International Growth
April 1, 2011	Ivy Funds VIP Limited-Term Bond
April 1, 2011	Ivy Funds VIP Mid Cap Growth
April 1, 2011	Ivy Funds VIP Real Estate Securities
April 1, 2011	Ivy Funds VIP Science and Technology
April 1, 2011	Ivy Funds VIP Small Cap Growth
April 1, 2011	Ivy Funds VIP Small Cap Value
April 1, 2011	Ivy Funds VIP Value
April 1, 2011	Janus Aspen Enterprise
April 1, 2011	Janus Aspen Forty
April 1, 2011	Janus Aspen Janus Portfolio
April 1, 2011	Janus Aspen Overseas
April 1, 2011	Janus Aspen Perkins Mid Cap Value
April 1, 2011	Lord Abbett Series Bond-Debenture VC
April 1, 2011	Lord Abbett Series Calibrated Dividend Growth VC
April 1, 2011	Lord Abbett Series Classic Stock VC
April 1, 2011	Lord Abbett Series Developing Growth VC
April 1, 2011	Lord Abbett Series Fundamental Equity VC
April 1, 2011	Lord Abbett Series Growth and Income VC
April 1, 2011	Lord Abbett Series Growth Opportunities VC
April 1, 2011	Lord Abbett Series Mid Cap Stock VC
April 1, 2011	Lord Abbett Series Total Return VC
April 1, 2011	Lord Abbett Series Value Opportunities VC
April 1, 2011	MFS VIT Investors Growth Stock
April 1, 2011	MFS VIT Investors Trust
April 1, 2011	MFS VIT New Discovery
April 1, 2011	MFS VIT Research
April 1, 2011	MFS VIT Research Bond
April 1, 2011	MFS VIT Research International
April 1, 2011	MFS VIT Total Return
April 1, 2011	MFS VIT Utilities
April 1, 2011	Neuberger Berman AMT Socially Responsive
April 1, 2011	Oppenheimer Global Fund/VA
April 1, 2011	Oppenheimer Global Strategic Income Fund/VA
April 1, 2011	Oppenheimer International Growth Fund/VA
April 1, 2011	PIMCO VIT All Asset
April 1, 2011	PIMCO VIT CommodityRealReturn Strategy
April 1, 2011	PIMCO VIT Emerging Markets Bond
April 1, 2011	PIMCO VIT Foreign Bond (Unhedged)

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

April 1, 2011	PIMCO VIT Low Duration
April 1, 2011	PIMCO VIT Real Return
April 1, 2011	PIMCO VIT Total Return
April 1, 2011	T. Rowe Price Blue Chip Growth
April 1, 2011	T. Rowe Price Equity Income
April 1, 2011	T. Rowe Price Health Sciences
April 1, 2011	T. Rowe Price Limited-Term Bond
April 1, 2011	Templeton Global Bond VIP Fund
April 1, 2011	Templeton Growth VIP Fund
April 1, 2011	Third Avenue Value
April 1, 2011	Van Eck VIP Global Hard Assets
April 1, 2011	Wells Fargo Advantage International Equity VT
April 1, 2011	Wells Fargo Advantage Intrinsic Value VT
April 1, 2011	Wells Fargo Advantage Omega Growth VT
April 1, 2011	Wells Fargo Advantage Small Cap Value VT

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name

April 30, 2014	Goldman Sachs VIT Small Cap Equity Insights	Goldman Sachs VIT Structured Small Cap Equity
April 30, 2014	Invesco V.I. Managed Volatility	Invesco V.I. Utilities
May 1, 2014	Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
May 1, 2014	Franklin Flex Cap Growth VIP Fund	Franklin Flex Cap Growth Securities
May 1, 2014	Franklin Growth and Income VIP Fund	Franklin Growth & Income Securities
May 1, 2014	Franklin High Income VIP Fund	Franklin High Income Securities
May 1, 2014	Franklin Income VIP Fund	Franklin Income Securities
May 1, 2014	Franklin Large Cap Growth VIP Fund	Franklin Large Cap Growth Securities
May 1, 2014	Franklin Mutual Global Discovery VIP Fund	Franklin Mutual Global Discovery Securities
May 1, 2014	Franklin Mutual Shares VIP Fund	Franklin Mutual Shares Securities
May 1, 2014	Franklin Rising Dividends VIP Fund	Franklin Rising Dividends Securities
May 1, 2014	Franklin Small Cap Value VIP Fund	Franklin Small Cap Value Securities
May 1, 2014	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small-Mid Cap Growth Securities
May 1, 2014	Franklin Strategic Income VIP Fund	Franklin Strategic Income Securities
May 1, 2014	Franklin U.S. Government Securities VIP Fund	Franklin US Government Securities
May 1, 2014	Templeton Developing Markets VIP Fund	Templeton Developing Markets Securities
May 1, 2014	Templeton Foreign VIP Fund	Templeton Foreign Securities
May 1, 2014	Templeton Global Bond VIP Fund	Templeton Global Bond Securities
May 1, 2014	Templeton Growth VIP Fund	Templeton Growth Securities
May 1, 2014	Voya MidCap Opportunities Portfolio	ING MidCap Opportunities
May 1, 2014	VY Clarion Global Real Estate Portfolio	ING Clarion Global Real Estate
May 1, 2014	VY Clarion Real Estate Portfolio	ING Clarion Real Estate
June 6, 2014	Guggenheim VIF All Cap Value	Guggenheim VT All Cap Value
June 6, 2014	Guggenheim VIF CLS AdvisorOne Amerigo	Guggenheim VT CLS AdvisorOne Amerigo
June 6, 2014	Guggenheim VIF CLS AdvisorOne Clermont	Guggenheim VT CLS AdvisorOne Clermont

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Date	New Name	Old Name

June 6, 2014	Guggenheim VIF CLS AdvisorOne Select Allocation	Guggenheim VT CLS AdvisorOne Select Allocation
June 6, 2014	Guggenheim VIF Floating Rate Strategies	Guggenheim VT Floating Rate Strategies
June 6, 2014	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VT Global Managed Futures Strategy
June 6, 2014	Guggenheim VIF High Yield	Guggenheim VT High Yield
June 6, 2014	Guggenheim VIF Large Cap Value	Guggenheim VT Large Cap Value
June 6, 2014	Guggenheim VIF Long Short Equity	Guggenheim VT Long Short Equity
June 6, 2014	Guggenheim VIF Macro Opportunities	Guggenheim VT Macro Opportunities
June 6, 2014	Guggenheim VIF Managed Asset Allocation	Guggenheim VT Managed Asset Allocation
June 6, 2014	Guggenheim VIF Mid Cap Value	Guggenheim VT Mid Cap Value
June 6, 2014	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VT Multi-Hedge Strategies
June 6, 2014	Guggenheim VIF Small Cap Value	Guggenheim VT Small Cap Value
June 6, 2014	Guggenheim VIF StylePlus Large Core	Guggenheim VT StylePlus Large Core
June 6, 2014	Guggenheim VIF StylePlus Large Growth	Guggenheim VT StylePlus Large Growth
June 6, 2014	Guggenheim VIF StylePlus Mid Growth	Guggenheim VT StylePlus Mid Growth
June 6, 2014	Guggenheim VIF StylePlus Small Growth	Guggenheim VT StylePlus Small Growth
June 6, 2014	Guggenheim VIF Total Return Bond	Guggenheim VT Total Return Bond
June 6, 2014	Guggenheim VIF World Equity Income	Guggenheim VT World Equity Income
June 6, 2014	Rydex VIF Banking	Rydex VT Banking
June 6, 2014	Rydex VIF Basic Materials	Rydex VT Basic Materials
June 6, 2014	Rydex VIF Biotechnology	Rydex VT Biotechnology
June 6, 2014	Rydex VIF Commodities Strategy	Rydex VT Commodities Strategy
June 6, 2014	Rydex VIF Consumer Products	Rydex VT Consumer Products
June 6, 2014	Rydex VIF Dow 2x Strategy	Rydex VT Dow 2x Strategy
June 6, 2014	Rydex VIF Electronics	Rydex VT Electronics
June 6, 2014	Rydex VIF Energy	Rydex VT Energy
June 6, 2014	Rydex VIF Energy Services	Rydex VT Energy Services
June 6, 2014	Rydex VIF Europe 1.25x Strategy	Rydex VT Europe 1.25x Strategy
June 6, 2014	Rydex VIF Financial Services	Rydex VT Financial Services
June 6, 2014	Rydex VIF Government Long Bond 1.2x Strategy	Rydex VT Government Long Bond 1.2x Strategy
June 6, 2014	Rydex VIF Health Care	Rydex VT Health Care
June 6, 2014	Rydex VIF Internet	Rydex VT Internet
June 6, 2014	Rydex VIF Inverse Dow 2x Strategy	Rydex VT Inverse Dow 2x Strategy
June 6, 2014	Rydex VIF Inverse Government Long Bond Strategy	Rydex VT Inverse Government Long Bond Strategy
June 6, 2014	Rydex VIF Inverse Mid-Cap Strategy	Rydex VT Inverse Mid-Cap Strategy
June 6, 2014	Rydex VIF Inverse NASDAQ-100 Strategy	Rydex VT Inverse NASDAQ-100 Strategy
June 6, 2014	Rydex VIF Inverse Russell 2000 Strategy	Rydex VT Inverse Russell 2000 Strategy
June 6, 2014	Rydex VIF Inverse S&P 500 Strategy	Rydex VT Inverse S&P 500 Strategy
June 6, 2014	Rydex VIF Japan 2x Strategy	Rydex VT Japan 2x Strategy
June 6, 2014	Rydex VIF Leisure	Rydex VT Leisure
June 6, 2014	Rydex VIF Mid-Cap 1.5x Strategy	Rydex VT Mid-Cap 1.5x Strategy
June 6, 2014	Rydex VIF NASDAQ-100	Rydex VT NASDAQ-100
June 6, 2014	Rydex VIF NASDAQ-100 2x Strategy	Rydex VT NASDAQ-100 2x Strategy
June 6, 2014	Rydex VIF Nova	Rydex VT Nova
June 6, 2014	Rydex VIF Precious Metals	Rydex VT Precious Metals
June 6, 2014	Rydex VIF Real Estate	Rydex VT Real Estate

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Date	New Name	Old Name

June 6, 2014	Rydex VIF Retailing	Rydex VT Retailing
June 6, 2014	Rydex VIF Russell 2000 1.5x Strategy	Rydex VT Russell 2000 1.5x Strategy
June 6, 2014	Rydex VIF Russell 2000 2x Strategy	Rydex VT Russell 2000 2x Strategy
June 6, 2014	Rydex VIF S&P 500 2x Strategy	Rydex VT S&P 500 2x Strategy
June 6, 2014	Rydex VIF S&P 500 Pure Growth	Rydex VT S&P 500 Pure Growth
June 6, 2014	Rydex VIF S&P 500 Pure Value	Rydex VT S&P 500 Pure Value
June 6, 2014	Rydex VIF S&P MidCap 400 Pure Growth	Rydex VT S&P MidCap 400 Pure Growth
June 6, 2014	Rydex VIF S&P MidCap 400 Pure Value	Rydex VT S&P MidCap 400 Pure Value
June 6, 2014	Rydex VIF S&P SmallCap 600 Pure Growth	Rydex VT S&P SmallCap 600 Pure Growth
June 6, 2014	Rydex VIF S&P SmallCap 600 Pure Value	Rydex VT S&P SmallCap 600 Pure Value
June 6, 2014	Rydex VIF Strengthening Dollar 2x Strategy	Rydex VT Strengthening Dollar 2x Strategy
June 6, 2014	Rydex VIF Technology	Rydex VT Technology
June 6, 2014	Rydex VIF Telecommunications	Rydex VT Telecommunications
June 6, 2014	Rydex VIF Transportation	Rydex VT Transportation
June 6, 2014	Rydex VIF U.S. Government Money Market	Rydex VT U.S. Government Money Market
June 6, 2014	Rydex VIF Utilities	Rydex VT Utilities
June 6, 2014	Rydex VIF Weakening Dollar 2x Strategy	Rydex VT Weakening Dollar 2x Strategy
August 11, 2014	Deutsche Capital Growth VIP	DWS Capital Growth VIP
August 11, 2014	Deutsche Core Equity VIP	DWS Core Equity VIP
August 11, 2014	Deutsche Global Growth VIP	DWS Global Growth VIP
August 11, 2014	Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
August 11, 2014	Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
August 11, 2014	Deutsche High Income VIP	DWS High Income VIP
August 11, 2014	Deutsche Large Cap Value VIP	DWS Large Cap Value VIP
August 11, 2014	Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

During the current year the following subaccounts were liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets

July 28, 2014	Innealta Capital Sector Rotation	Rydex VIF U.S. Government Money Market	$ -
September 29, 2014	Innealta Capital Country Rotation	Rydex VIF U.S. Government Money Market	$ 12
November 7, 2014	Franklin Large Cap Value VIP Fund	Rydex VIF U.S. Government Money Market	$29,374
December 12, 2014	JPMorgan Insurance Trust International Equity Portfolio	Rydex VIF U.S. Government Money Market	$ -
December 12, 2014	JPMorgan Insurance Trust Intrepid Growth Portfolio	Rydex VIF U.S. Government Money Market	$ 8,381
December 12, 2014	JPMorgan Insurance Trust MidCap Growth Portfolio	Rydex VIF U.S. Government Money Market	$ -

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The following are no longer available for new investment:

Subaccount

PIMCO VIT Low Duration Administrative Class
PIMCO VIT Real Return Administrative Class
PIMCO VIT Total Return Administrative Class

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2014, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

7Twelve Balanced Portfolio	$ 196,564	$ 1,881
Alger Capital Appreciation	347,462	295,895
Alger Large Cap Growth	28,118	22
AllianceBernstein VPS Dynamic Asset Allocation(a)	24,106	22
AllianceBernstein VPS Growth and Income	1,724	58,240
AllianceBernstein VPS Small/Mid Cap Value	10,035	36,483
ALPS/Alerian Energy Infrastructure	2,416,622	2,200,197
American Century VP Income & Growth	320,209	16,701
American Century VP Inflation Protection	950	114
American Century VP International	2,424	12,069
American Century VP Mid Cap Value	311,235	198,461
American Century VP Value	324,620	304,442
American Funds IS Asset Allocation(a)	110,258	554
American Funds IS Blue Chip Income and Growth(a)	38,645	5
American Funds IS Global Bond(a)	16,364	6
American Funds IS Global Growth and Income(a)	16,559	63
American Funds IS Growth(a)	20,911	30
American Funds IS Growth-Income(a)	10,091	20
American Funds IS New World(a)	92,270	10,987
American Funds IS U.S. Government/AAA-Rated Securities(a)	56,893	57
BlackRock Basic Value V.I.	56,240	44,314
BlackRock Capital Appreciation V.I.	247,358	129,626
BlackRock Equity Dividend V.I.	199,969	216,803
BlackRock Global Allocation V.I.	110,668	41,245
BlackRock Global Opportunities V.I.	21,105	20,478
BlackRock High Yield V.I.	23,231,311	23,830,258
BlackRock Large Cap Core V.I.	212,310	149,280
BlackRock Large Cap Growth V.I.	3,727	116

(a) New subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Deutsche Capital Growth VIP(c)	$ 96,607	$ 9,201
Deutsche Core Equity VIP(c)	20,948	3
Deutsche Global Growth VIP(c)	-	73
Deutsche Global Small Cap VIP(c)	14,348	666
Deutsche Government & Agency Securities VIP(c)	30,419	251
Deutsche High Income VIP(c)	7,997,555	8,162,524
Deutsche Large Cap Value VIP(c)	125,160	174,693
Deutsche Small Mid Cap Value VIP(c)	19,433	149,192
Dimensional VA Global Bond Portfolio	242,536	4,307
Dimensional VA International Small Portfolio	309,907	3,426
Dimensional VA International Value Portfolio	421,056	41,966
Dimensional VA Short-Term Fixed Portfolio	243,849	490,984
Dimensional VA U.S. Large Value Portfolio	643,550	52,456
Dimensional VA U.S. Targeted Value Portfolio	426,872	6,834
Direxion Dynamic VP HY Bond	4,287,379	4,003,050
Dreyfus IP Small Cap Stock Index	165,246	119,065
Dreyfus IP Technology Growth	23,645	164
Dreyfus Stock Index	100,556	3,179
Dreyfus VIF Appreciation	15,564	15,178
Dreyfus VIF International Value	26,927	15,850
Eaton Vance VT Floating-Rate Income(a)	19,054	32
Eaton Vance VT Large-Cap Value(a)	16,383	63
Federated Fund for U.S. Government Securities II	76,089	37,609
Federated High Income Bond II	11,503,106	11,698,550
Fidelity VIP Balanced	5,921,698	2,398,387
Fidelity VIP Contrafund	334,938	296,124
Fidelity VIP Disciplined Small Cap	33,017	13,024
Fidelity VIP Emerging Markets	40,408	223,061
Fidelity VIP Growth & Income	208,104	21,342
Fidelity VIP Growth Opportunities	292,039	171,433
Fidelity VIP High Income	12,531,709	6,999,676
Fidelity VIP Index 500	536,128	2,747,349
Fidelity VIP Investment Grade Bond	2,899,676	2,663,156
Fidelity VIP Mid Cap	52,449	125,114
Fidelity VIP Overseas	45,334	114
Fidelity VIP Real Estate	1,907,479	1,580,768
Fidelity VIP Strategic Income	164,676	122,557
Franklin Flex Cap Growth VIP Fund(c)	75,290	14,391
Franklin Growth and Income VIP Fund(c)	574	109
Franklin High Income VIP Fund(c)	8,761,074	12,234,424
Franklin Income VIP Fund(c)	14,460,904	12,388,122
Franklin Large Cap Growth VIP Fund(c)	27,575	6

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Franklin Mutual Global Discovery VIP Fund(c)	$ 620,334	$ 213,112
Franklin Mutual Shares VIP Fund(c)	181,625	152,681
Franklin Rising Dividends VIP Fund(c)	314,475	628,555
Franklin Small Cap Value VIP Fund(c)	244,861	188,518
Franklin Small-Mid Cap Growth VIP Fund(c)	202,069	214,808
Franklin Strategic Income VIP Fund(c)	5,709,548	5,306,731
Franklin U.S. Government Securities VIP Fund(c)	392,084	274,592
Goldman Sachs VIT Growth Opportunities	73,380	34,952
Goldman Sachs VIT High Quality Floating Rate	103,871	69,179
Goldman Sachs VIT Large Cap Value	331,862	242,527
Goldman Sachs VIT Mid Cap Value	764,961	162,553
Goldman Sachs VIT Small Cap Equity Insights(c)	13,410	13,135
Goldman Sachs VIT Strategic Growth	113,346	45,005
Goldman Sachs VIT Strategic International Equity	15,930	79,090
Guggenheim VIF All Cap Value(c)	52,532	21,078
Guggenheim VIF CLS AdvisorOne Amerigo(c)	90,352	327,007
Guggenheim VIF CLS AdvisorOne Clermont(c)	503,976	238,089
Guggenheim VIF CLS AdvisorOne Select Allocation(c)	34,434	86,774
Guggenheim VIF Floating Rate Strategies(c)	314,463	386,476
Guggenheim VIF Global Managed Futures Strategy(c)	253,984	105,079
Guggenheim VIF High Yield(c)	3,305,326	3,685,848
Guggenheim VIF Large Cap Value(c)	73,179	68,553
Guggenheim VIF Long Short Equity(c)	155,990	1,670
Guggenheim VIF Macro Opportunities(c)	479,399	31,373
Guggenheim VIF Managed Asset Allocation(c)	3,195,647	2,484
Guggenheim VIF Mid Cap Value(c)	51,412	10,633
Guggenheim VIF Multi-Hedge Strategies(c)	76,946	33,418
Guggenheim VIF Small Cap Value(c)	113,870	43,603
Guggenheim VIF StylePlus Large Core(c)	14,007	9
Guggenheim VIF StylePlus Large Growth(c)	21,160	83,511
Guggenheim VIF StylePlus Mid Growth(c)	45,187	28,370
Guggenheim VIF StylePlus Small Growth(c)	25,804	1,075
Guggenheim VIF Total Return Bond(c)	1,729,192	74,491
Guggenheim VIF World Equity Income(c)	51,929	2,234,982
Ibbotson Aggressive Growth ETF Asset Allocation	45,764	484
Ibbotson Balanced ETF Asset Allocation	542,180	171,821
Ibbotson Conservative ETF Asset Allocation	217,393	1,803
Ibbotson Growth ETF Asset Allocation	296,195	4,051
Ibbotson Income and Growth ETF Asset Allocation	73,855	269,349
Invesco V.I. American Franchise	16,088	16,224
Invesco V.I. American Value	634,788	28,447
Invesco V.I. Comstock	21,564	50,771
Invesco V.I. Equity and Income	337,318	45,211

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Invesco V.I. Global Core Equity	$ 13,684	$ 21
Invesco V.I. Global Health Care	235,992	237,500
Invesco V.I. Global Real Estate	344,912	84,206
Invesco V.I. Government Securities	531,476	213,683
Invesco V.I. Growth and Income	5,825	623
Invesco V.I. High Yield	8,925,689	8,678,194
Invesco V.I. International Growth	148,287	21,110
Invesco V.I. Managed Volatility(c)	189,167	65,932
Invesco V.I. Mid Cap Core Equity	22,711	45,409
Invesco V.I. Mid Cap Growth	49,015	165
Invesco V.I. S&P 500 Index	3,475,465	301,439
Invesco V.I. Small Cap Equity	19,520	10,460
Ivy Funds VIP Asset Strategy	106,364	45,156
Ivy Funds VIP Balanced	217,902	183,230
Ivy Funds VIP Core Equity	21,073	65
Ivy Funds VIP Dividend Opportunities	32,512	493
Ivy Funds VIP Energy	50,225	105,950
Ivy Funds VIP Global Bond	116,999	4,049
Ivy Funds VIP Growth	209,600	28,963
Ivy Funds VIP High Income	10,501,180	11,532,591
Ivy Funds VIP International Core Equity	343,132	5,024
Ivy Funds VIP Limited-Term Bond	5,820	13,779
Ivy Funds VIP Mid Cap Growth	37,612	73,544
Ivy Funds VIP Real Estate Securities	45,690	7,058
Ivy Funds VIP Science and Technology	152,623	184,650
Ivy Funds VIP Small Cap Growth	50,263	131
Ivy Funds VIP Small Cap Value	105,190	742
Ivy Funds VIP Value	350,489	24,167
Janus Aspen Enterprise	130,772	42,139
Janus Aspen Forty	236,688	91,110
Janus Aspen Janus Portfolio	1,004	61
Janus Aspen Overseas	18,675	3,469
Janus Aspen Perkins Mid Cap Value	30,310	1,244
JPMorgan Insurance Trust Intrepid MidCap Portfolio	104,846	5,510
JPMorgan Insurance Trust Small Cap Core Portfolio	46,687	17,296
JPMorgan Insurance Trust US Equity Portfolio	98,292	168
Lord Abbett Series Bond-Debenture VC	10,583,883	800,107
Lord Abbett Series Developing Growth VC	518,385	547,413
Lord Abbett Series Fundamental Equity VC	241,385	74,830
Lord Abbett Series Growth and Income VC	53	53
Lord Abbett Series Growth Opportunities VC	116,825	108,574
Lord Abbett Series Mid Cap Stock VC	21,203	14
Lord Abbett Series Total Return VC	266,844	120,412

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Lord Abbett Series Value Opportunities VC	$ 96,259	$ 58,730
MFS VIT Emerging Markets Equity	71,263	22,048
MFS VIT High Yield	10,244,552	10,176,405
MFS VIT International Value(a)	120,173	491
MFS VIT Investors Growth Stock	12,896	241
MFS VIT New Discovery	187,117	102,546
MFS VIT Research	22,974	18,548
MFS VIT Research Bond	6,707,251	6,628,037
MFS VIT Research International	33,380	12,274
MFS VIT Total Return	158,328	371,545
MFS VIT Utilities	866,189	493,605
Morgan Stanley UIF Emerging Markets Debt	618,004	570,364
Morgan Stanley UIF Emerging Markets Equity	44,541	36,385
Neuberger Berman AMT Guardian	55,426	389
Neuberger Berman AMT Socially Responsive	5	332
Oppenheimer Global Fund/VA	109,916	71,865
Oppenheimer Global Strategic Income Fund/VA	18,249	3,206,943
Oppenheimer International Growth Fund/VA	713,551	166,945
Oppenheimer Main Street Small Cap Fund/VA	124,409	83,081
PIMCO VIT All Asset	83,256	126,759
PIMCO VIT CommodityRealReturn Strategy	20,875	16,550
PIMCO VIT Emerging Markets Bond	2,019,071	1,929,669
PIMCO VIT Foreign Bond (Unhedged)	89,725	101,833
PIMCO VIT Global Bond (Unhedged)	32,587	64,614
PIMCO VIT High Yield	13,826,611	14,118,882
PIMCO VIT Low Duration Administrative Class(e)	719	19,905
PIMCO VIT Low Duration Advisor Class	651,148	368,162
PIMCO VIT Real Return Administrative Class(e)	302	140
PIMCO VIT Real Return Advisor Class	605,591	507,500
PIMCO VIT Short-Term	656,596	274,171
PIMCO VIT Total Return Administrative Class(e)	1,934	93,260
PIMCO VIT Total Return Advisor Class	5,683,702	4,990,208
Pioneer Bond VCT	174,837	32,866
Pioneer Emerging Markets VCT	144,584	12,534
Pioneer Equity Income VCT	1,256	253
Pioneer High Yield VCT	11,853,246	11,529,179
Pioneer Strategic Income VCT	3,922	1,531
Power Income VIT	3,417,855	3,460,129
Probabilities Fund	5,840,399	7,761,127
Putnam VT Absolute Return 500	6,595,009	6,841,371
Putnam VT Diversified Income	165,893	64,030
Putnam VT Equity Income	586,788	33,007

(a) New subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Putnam VT Global Asset Allocation	$ 10,000	$ 20
Putnam VT Growth Opportunities	255,996	100,348
Putnam VT High Yield	10,084,818	18,401,797
Putnam VT Income	1,840,437	94,538
Putnam VT Investors	151,911	877
Putnam VT Voyager	17,133	15,645
Rydex VIF Banking(c)	93,511	66,513
Rydex VIF Basic Materials(c)	2,181,025	2,243,463
Rydex VIF Biotechnology(c)	4,055,957	4,054,206
Rydex VIF Commodities Strategy(c)	2,423,477	2,393,688
Rydex VIF Consumer Products(c)	3,887,746	3,300,184
Rydex VIF Dow 2x Strategy(c)	1,212,746	1,037,503
Rydex VIF Electronics(c)	49,425	42,473
Rydex VIF Energy(c)	5,291,572	5,300,733
Rydex VIF Energy Services(c)	152,839	84,160
Rydex VIF Europe 1.25x Strategy(c)	74,394	127,798
Rydex VIF Financial Services(c)	901,899	763,207
Rydex VIF Government Long Bond 1.2x Strategy(c)	4,726,920	4,740,365
Rydex VIF Health Care(c)	16,923,663	15,394,365
Rydex VIF Internet(c)	1,439,946	1,405,873
Rydex VIF Inverse Dow 2x Strategy(c)	223,424	181,548
Rydex VIF Inverse Government Long Bond Strategy(c)	233,193	142,395
Rydex VIF Inverse Mid-Cap Strategy(c)	1,670,338	1,667,207
Rydex VIF Inverse NASDAQ-100 Strategy(c)	5,629,354	5,612,583
Rydex VIF Inverse Russell 2000 Strategy(c)	31,736	128,924
Rydex VIF Inverse S&P 500 Strategy(c)	7,556,801	7,364,824
Rydex VIF Japan 2x Strategy(c)	36,245	75,257
Rydex VIF Leisure(c)	5,186,823	5,168,862
Rydex VIF Mid-Cap 1.5x Strategy(c)	2,658,800	1,197,102
Rydex VIF NASDAQ-100(c)	15,169,595	14,039,919
Rydex VIF NASDAQ-100 2x Strategy(c)	4,752,521	4,474,867
Rydex VIF Nova(c)	660,365	542,540
Rydex VIF Precious Metals(c)	1,932,135	1,925,739
Rydex VIF Real Estate(c)	11,121,732	10,213,215
Rydex VIF Retailing(c)	1,073,869	788,936
Rydex VIF Russell 2000 1.5x Strategy(c)	260,755	309,403
Rydex VIF Russell 2000 2x Strategy(c)	150,975	79,408
Rydex VIF S&P 500 2x Strategy(c)	3,639,531	199,716
Rydex VIF S&P 500 Pure Growth(c)	8,168,411	6,765,195
Rydex VIF S&P 500 Pure Value(c)	2,538,638	2,334,177
Rydex VIF S&P MidCap 400 Pure Growth(c)	528,979	372,183
Rydex VIF S&P MidCap 400 Pure Value(c)	584,384	472,438
Rydex VIF S&P SmallCap 600 Pure Growth(c)	97,246	193,825

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Rydex VIF S&P SmallCap 600 Pure Value(c)	$ 236,477	$ 258,923
Rydex VIF Strengthening Dollar 2x Strategy(c)	54,268	110,085
Rydex VIF Technology(c)	3,801,397	3,420,458
Rydex VIF Telecommunications(c)	173,990	113,754
Rydex VIF Transportation(c)	10,458,522	10,329,672
Rydex VIF U.S. Government Money Market(c)(d)	247,124,511	226,233,313
Rydex VIF Utilities(c)	6,372,046	4,788,253
Rydex VIF Weakening Dollar 2x Strategy(c)	6,393	1,794
SEI VP Balanced Strategy(a)	43,495	38
SEI VP Conservative Strategy(a)	16,430	14
SEI VP Defensive Strategy(a)	96,245	152
SEI VP Market Growth Strategy(a)	181	-
SEI VP Market Plus Strategy(a)	32,483	411
T. Rowe Price Blue Chip Growth	685,713	139,948
T. Rowe Price Equity Income	315,506	115,967
T. Rowe Price Health Sciences	946,251	419,550
T. Rowe Price Limited-Term Bond	73,872	39,826
Templeton Developing Markets VIP Fund(c)	251,091	90,846
Templeton Foreign VIP Fund(c)	100,903	88,244
Templeton Global Bond VIP Fund(c)	766,717	497,040
Templeton Growth VIP Fund(c)	107,311	56,480
Third Avenue Value	37,043	31,606
Transparent Value Directional Allocation VI(a)	2,100,329	1,997,331
Van Eck VIP Global Gold	146,617	38,707
Van Eck VIP Global Hard Assets	95,788	135,170
Virtus International Series	48,706	522
Virtus Multi-Sector Fixed Income Series	162,294	28,111
Virtus Premium AlphaSector Series	5,303,565	2,389,977
Virtus Real Estate Securities Series	187,419	24,036
Virtus Small-Cap Growth Series(a)	47,900	7,066
Virtus Strategic Allocation Series	10,563	20
Voya MidCap Opportunities Portfolio(c)	34	-
VY Clarion Global Real Estate Portfolio(c)	38,198	29,783
VY Clarion Real Estate Portfolio(c)	89,274	7,371
Wells Fargo Advantage International Equity VT	33,194	219
Wells Fargo Advantage Omega Growth VT	464,163	250,187
Wells Fargo Advantage Opportunity VT	11,764	369
Wells Fargo Advantage Small Cap Value VT	30,235	33,593
Western Asset Variable Global High Yield Bond	5,577,864	1,018,285

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(d) Liquidation. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Annuity Reserves

As of December 31, 2014, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Recently Issued Accounting Standards

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-08, Financial Services - Investment Companies Measurement, and Disclosure Requirements, which provides comprehensive guidance for assessing whether an entity is an investment company and requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value. ASU 2013-08 also requires an entity to disclose that it is an investment company and any changes to that status, as well as information about financial support provided or required to be provided to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore will continue to apply the accounting requirements of ASC 946. The adoption of ASU 2013-08 had no impact on the Account’s financial statements.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Unobservable inputs for the asset or liability reflecting internal assumptions.

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund’s computed net asset values (NAV). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund. As a result, management considers, the quoted NAV of the mutual fund to be quoted prices in active markets.

The Account’s financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2014, based on the priority of the inputs to the valuation technique above. There were no transfers between levels during the year ended December 31, 2014. The Account had no financial liabilities as of December 31, 2014.

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets. A 5 year contract is not assessed with a mortality and expense risk charge. A 0-4 year contract is assessed a mortality and expense risk fee of 0.20% annually. An EliteDesigns II contract is assessed a mortality and expense risk fee of 1.20% annually. All contracts, once annuitized will be assessed with a mortality and expense risk charge of .30% annually of the average daily net assets. Currently, there are no policies in the annuitization stage.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.65%, as indicated in the below table:

Administrative Charge	Subaccount
0.65%
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio

0.25%	All other subaccounts

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

•
Contingent Deferred Sales Charge (CDSC): For a 5 year contract, SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 5% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract. For a 0 year and EliteDesigns II contract, SBL does not deduct any CDSC throughout the life of the contract.

•	Rider Charge: SBL deducts a monthly amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 1.25% of the contract value.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2014 and 2013, were as follows:

	2014			2013
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

7Twelve Balanced Portfolio(b)	19,889	(14)	19,875	7,938	(36)	7,902
Alger Capital Appreciation	24,849	(21,098)	3,751	10,801	(18)	10,783
Alger Large Cap Growth	1,892	-	1,892	-	-	-
AllianceBernstein VPS Dynamic Asset Allocation(a)	2,473	-	2,473	-	-	-
AllianceBernstein VPS Growth and Income	286	(4,208)	(3,922)	10,452	-	10,452
AllianceBernstein VPS Small/Mid Cap Value	376	(2,783)	(2,407)	5,925	(546)	5,379
ALPS/Alerian Energy Infrastructure(b)	221,685	(209,406)	12,279	14,548	(8,784)	5,764
American Century VP Income & Growth	22,842	(1,159)	21,683	6,713	(13,241)	(6,528)
American Century VP Inflation Protection	85	-	85	2,780	-	2,780
American Century VP International	1,711	(2,338)	(627)	16,303	(3,841)	12,462
American Century VP Mid Cap Value	24,074	(15,856)	8,218	9,636	(1,907)	7,729
American Century VP Value	24,267	(23,319)	948	17,987	(1,824)	16,163
American Funds IS Asset Allocation(a)	10,746	-	10,746	-	-	-
American Funds IS Blue Chip Income and Growth(a)	3,516	-	3,516	-	-	-
American Funds IS Global Bond(a)	1,678	-	1,678	-	-	-
American Funds IS Global Growth and Income(a)	3,207	(1,609)	1,598	-	-	-
American Funds IS Growth(a)	1,951	(1)	1,950	-	-	-
American Funds IS Growth-Income(a)	947	(2)	945	-	-	-
American Funds IS New World(a)	9,817	(1,296)	8,521	-	-	-
American Funds IS U.S. Government/ AAA-Rated Securities(a)	5,693	-	5,693	-	-	-
BlackRock Basic Value V.I.	2,934	(3,588)	(654)	15,349	-	15,349
BlackRock Capital Appreciation V.I.	19,458	(10,923)	8,535	-	-	-
BlackRock Equity Dividend V.I.	16,700	(18,584)	(1,884)	51,191	(43,827)	7,364
BlackRock Global Allocation V.I.	8,411	(3,767)	4,644	15,731	(1,233)	14,498
BlackRock Global Opportunities V.I.	1,940	(1,837)	103	1,948	(24)	1,924
BlackRock High Yield V.I.	2,276,405	(2,344,430)	(68,025)	269,879	(179,393)	90,486
BlackRock Large Cap Core V.I.	16,929	(12,336)	4,593	-	-	-
BlackRock Large Cap Growth V.I.	58	-	58	1,903	-	1,903
Deutsche Capital Growth VIP(c)	7,231	(648)	6,583	-	-	-
Deutsche Core Equity VIP(c)	1,462	-	1,462	-	-	-
Deutsche Global Growth VIP(c)	866	(866)	-	7,019	(7,019)	-
Deutsche Global Small Cap VIP(c)	1,799	(705)	1,094	431	(170)	261
Deutsche Government & Agency Securities VIP(c)	3,180	(5)	3,175	5,029	(11,593)	(6,564)
Deutsche High Income VIP(c)	933,698	(961,493)	(27,795)	60,600	(32,586)	28,014
Deutsche Large Cap Value VIP(c)	10,552	(14,312)	(3,760)	9,970	(6,210)	3,760
Deutsche Small Mid Cap Value VIP(c)	1,725	(12,509)	(10,784)	8,315	(3,387)	4,928
Dimensional VA Global Bond Portfolio	25,137	(337)	24,800	6,324	(244)	6,080
Dimensional VA International Small Portfolio	24,482	(317)	24,165	2,483	(367)	2,116
Dimensional VA International Value Portfolio	35,318	(3,298)	32,020	15,239	(1,534)	13,705
Dimensional VA Short-Term Fixed Portfolio	26,732	(51,274)	(24,542)	69,579	(15,766)	53,813

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)

	2014			2013
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Dimensional VA U.S. Large Value Portfolio	47,814	(6,418)	41,396	8,444	(821)	7,623
Dimensional VA U.S. Targeted Value Portfolio	29,057	(379)	28,678	3,482	(136)	3,346
Direxion Dynamic VP HY Bond	461,297	(432,138)	29,159	13,928	(13,928)	-
Dreyfus IP Small Cap Stock Index	13,413	(9,512)	3,901	4,982	(710)	4,272
Dreyfus IP Technology Growth	2,053	-	2,053	283	(1)	282
Dreyfus Stock Index	7,512	(282)	7,230	-	-	-
Dreyfus VIF Appreciation	1,258	(1,258)	-	-	-	-
Dreyfus VIF International Value	3,593	(2,056)	1,537	1,430	(18)	1,412
Eaton Vance VT Floating-Rate Income(a)	1,937	(2)	1,935	-	-	-
Eaton Vance VT Large-Cap Value(a)	3,128	(1,568)	1,560	-	-	-
Federated Fund for U.S. Government Securities II	7,391	(3,628)	3,763	-	-	-
Federated High Income Bond II	1,016,532	(1,036,918)	(20,386)	30,175	(16,323)	13,852
Fidelity VIP Balanced	517,592	(213,174)	304,418	39,631	(18,737)	20,894
Fidelity VIP Contrafund	28,320	(23,447)	4,873	67,551	(14,731)	52,820
Fidelity VIP Disciplined Small Cap	2,345	(988)	1,357	482	-	482
Fidelity VIP Emerging Markets	3,958	(23,319)	(19,361)	266,310	(239,442)	26,868
Fidelity VIP Growth & Income	15,839	(1,774)	14,065	5,762	(7,123)	(1,361)
Fidelity VIP Growth Opportunities	25,640	(14,075)	11,565	19,573	(6,101)	13,472
Fidelity VIP High Income	1,225,175	(692,848)	532,327	74,350	(4,151)	70,199
Fidelity VIP Index 500	53,308	(239,073)	(185,765)	298,383	(32,397)	265,986
Fidelity VIP Investment Grade Bond	264,877	(241,223)	23,654	21,837	(16,032)	5,805
Fidelity VIP Mid Cap	4,700	(10,311)	(5,611)	48,330	(2,460)	45,870
Fidelity VIP Overseas	5,725	(1,420)	4,305	2,743	(1,669)	1,074
Fidelity VIP Real Estate	159,590	(132,873)	26,717	35,400	(30,050)	5,350
Fidelity VIP Strategic Income	15,785	(11,932)	3,853	13,058	(31,579)	(18,521)
Franklin Flex Cap Growth VIP Fund(c)	6,879	(1,877)	5,002	6,560	(5,780)	780
Franklin Growth and Income VIP Fund(c)	55	-	55	1,915	(8,235)	(6,320)
Franklin High Income VIP Fund(c)	863,926	(1,103,434)	(239,508)	1,012,477	(293,541)	718,936
Franklin Income VIP Fund(c)	1,361,296	(1,185,482)	175,814	79,249	(10,947)	68,302
Franklin Large Cap Growth VIP Fund(c)	2,102	-	2,102	-	-	-
Franklin Mutual Global Discovery VIP Fund(c)	52,727	(19,719)	33,008	17,237	(690)	16,547
Franklin Mutual Shares VIP Fund(c)	14,575	(11,596)	2,979	16,893	(13,225)	3,668
Franklin Rising Dividends VIP Fund(c)	28,054	(47,487)	(19,433)	64,244	(6,963)	57,281
Franklin Small Cap Value VIP Fund(c)	18,952	(14,828)	4,124	19,888	(32,545)	(12,657)
Franklin Small-Mid Cap Growth VIP Fund(c)	9,383	(9,752)	(369)	9,588	(8,113)	1,475
Franklin Strategic Income VIP Fund(c)	627,486	(588,597)	38,889	40,622	(67,969)	(27,347)
Franklin U.S. Government Securities VIP Fund(c)	41,925	(29,521)	12,404	127,258	(119,371)	7,887
Goldman Sachs VIT Growth Opportunities	4,558	(2,584)	1,974	1,306	(1,108)	198
Goldman Sachs VIT High Quality Floating Rate	14,037	(9,500)	4,537	20,336	(2,743)	17,593
Goldman Sachs VIT Large Cap Value	36,060	(29,777)	6,283	1,600	(3,284)	(1,684)
Goldman Sachs VIT Mid Cap Value	52,792	(12,391)	40,401	24,250	(17,493)	6,757
Goldman Sachs VIT Small Cap Equity Insights(c)	1,731	(1,731)	-	8,861	(8,861)	-
Goldman Sachs VIT Strategic Growth	6,468	(3,067)	3,401	8,168	(151)	8,017
Goldman Sachs VIT Strategic International Equity	1,418	(7,224)	(5,806)	21,650	(6,084)	15,566

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)

	2014			2013
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Guggenheim VIF All Cap Value(c)	3,931	(969)	2,962	-	-	-
Guggenheim VIF CLS AdvisorOne Amerigo(c)	3,449	(30,624)	(27,175)	87,654	(84,249)	3,405
Guggenheim VIF CLS AdvisorOne Clermont(c)	51,117	(24,387)	26,730	34,784	(51,175)	(16,391)
Guggenheim VIF CLS AdvisorOne Select Allocation(c)	1,010	(8,351)	(7,341)	38,931	(44,334)	(5,403)
Guggenheim VIF Floating Rate Strategies(b)(c)	36,566	(41,585)	(5,019)	84,771	(22,885)	61,886
Guggenheim VIF Global Managed Futures Strategy(c)	45,355	(27,047)	18,308	12,369	(5,128)	7,241
Guggenheim VIF High Yield(c)	334,345	(368,969)	(34,624)	319,831	(296,256)	23,575
Guggenheim VIF Large Cap Value(c)	4,157	(3,698)	459	1,242	(3,392)	(2,150)
Guggenheim VIF Long Short Equity(c)	17,777	(56)	17,721	16,286	(38)	16,248
Guggenheim VIF Macro Opportunities(b)(c)	47,724	(2,996)	44,728	6,736	(237)	6,499
Guggenheim VIF Managed Asset Allocation(c)	300,029	(14)	300,015	-	-	-
Guggenheim VIF Mid Cap Value(c)	3,225	(479)	2,746	1,296	(766)	530
Guggenheim VIF Multi-Hedge Strategies(c)	12,499	(7,327)	5,172	6,597	(10,941)	(4,344)
Guggenheim VIF Small Cap Value(c)	10,538	(3,144)	7,394	5,056	(2,197)	2,859
Guggenheim VIF StylePlus Large Core(c)	1,197	(184)	1,013	-	-	-
Guggenheim VIF StylePlus Large Growth(c)	1,750	(7,166)	(5,416)	2,876	(3,177)	(301)
Guggenheim VIF StylePlus Mid Growth(c)	2,758	(1,244)	1,514	2,473	-	2,473
Guggenheim VIF StylePlus Small Growth(c)	2,176	(78)	2,098	-	-	-
Guggenheim VIF Total Return Bond(c)	169,370	(7,586)	161,784	36	(36)	-
Guggenheim VIF World Equity Income(c)	6,866	(270,660)	(263,794)	362,777	(242,767)	120,010
Ibbotson Aggressive Growth ETF Asset Allocation	4,393	-	4,393	-	-	-
Ibbotson Balanced ETF Asset Allocation	51,200	(16,238)	34,962	18,535	(11,395)	7,140
Ibbotson Conservative ETF Asset Allocation	21,597	(84)	21,513	-	-	-
Ibbotson Growth ETF Asset Allocation	27,645	(159)	27,486	7,193	(13)	7,180
Ibbotson Income and Growth ETF Asset Allocation	7,530	(25,436)	(17,906)	25,029	(123)	24,906
Invesco V.I. American Franchise	1,274	(1,274)	-	-	-	-
Invesco V.I. American Value	46,907	(1,971)	44,936	1,863	(8,490)	(6,627)
Invesco V.I. Comstock	1,586	(3,737)	(2,151)	11,399	(8,941)	2,458
Invesco V.I. Equity and Income	47,452	(20,185)	27,267	9,783	(3,169)	6,614
Invesco V.I. Global Core Equity	1,290	-	1,290	-	-	-
Invesco V.I. Global Health Care	15,280	(15,253)	27	20,611	(1,782)	18,829
Invesco V.I. Global Real Estate	31,190	(8,887)	22,303	32,794	(33,967)	(1,173)
Invesco V.I. Government Securities	54,462	(21,771)	32,691	2,000	(32,461)	(30,461)
Invesco V.I. Growth and Income	302	(41)	261	1,418	(246)	1,172
Invesco V.I. High Yield	840,608	(837,430)	3,178	99,950	(122,585)	(22,635)
Invesco V.I. International Growth	14,561	(2,049)	12,512	7,083	(11,403)	(4,320)
Invesco V.I. Managed Volatility(c)	15,629	(5,964)	9,665	1,717	(48)	1,669
Invesco V.I. Mid Cap Core Equity	1,780	(3,914)	(2,134)	16,204	(18,594)	(2,390)
Invesco V.I. Mid Cap Growth	4,998	(824)	4,174	6,541	(5,987)	554
Invesco V.I. S&P 500 Index	277,817	(25,163)	252,654	207,906	(202,653)	5,253
Invesco V.I. Small Cap Equity	1,481	(878)	603	14,493	(14,478)	15
Ivy Funds VIP Asset Strategy	9,021	(3,777)	5,244	8,102	(1,470)	6,632

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)

	2014			2013
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Ivy Funds VIP Balanced	18,054	(15,562)	2,492	15,671	(11,848)	3,823
Ivy Funds VIP Core Equity	3,145	(1,394)	1,751	507	(507)	-
Ivy Funds VIP Dividend Opportunities	2,250	(8)	2,242	5,487	(21)	5,466
Ivy Funds VIP Energy	5,524	(11,236)	(5,712)	13,714	(136)	13,578
Ivy Funds VIP Global Bond	12,030	(570)	11,460	-	(1,598)	(1,598)
Ivy Funds VIP Growth	14,451	(2,046)	12,405	2,054	(848)	1,206
Ivy Funds VIP High Income	941,700	(1,032,406)	(90,706)	604,516	(529,529)	74,987
Ivy Funds VIP International Core Equity	31,080	(976)	30,104	1,180	(21,077)	(19,897)
Ivy Funds VIP Limited-Term Bond	794	(1,407)	(613)	5,837	(13,850)	(8,013)
Ivy Funds VIP Mid Cap Growth	3,212	(6,418)	(3,206)	6,698	(2,151)	4,547
Ivy Funds VIP Real Estate Securities	4,409	(549)	3,860	1,822	(42)	1,780
Ivy Funds VIP Science and Technology	10,721	(12,824)	(2,103)	13,616	(780)	12,836
Ivy Funds VIP Small Cap Growth	4,647	(5)	4,642	1	(592)	(591)
Ivy Funds VIP Small Cap Value	8,702	(46)	8,656	7,710	(7,716)	(6)
Ivy Funds VIP Value	28,928	(4,785)	24,143	1,219	(2,292)	(1,073)
Janus Aspen Enterprise	10,188	(3,318)	6,870	3,699	(3,712)	(13)
Janus Aspen Forty	17,471	(7,443)	10,028	6,803	(6,792)	11
Janus Aspen Janus Portfolio	31	-	31	1,017	(60,472)	(59,455)
Janus Aspen Overseas	1,936	(422)	1,514	90,475	(104,216)	(13,741)
Janus Aspen Perkins Mid Cap Value	705	(1)	704	22,683	-	22,683
JPMorgan Insurance Trust Intrepid MidCap Portfolio	8,468	(403)	8,065	2,061	-	2,061
JPMorgan Insurance Trust Small Cap Core Portfolio	4,854	(2,792)	2,062	3,643	(2,167)	1,476
JPMorgan Insurance Trust US Equity Portfolio	7,004	(6)	6,998	1,361	(1,361)	-
Lord Abbett Series Bond-Debenture VC	975,967	(71,940)	904,027	67,829	(69,087)	(1,258)
Lord Abbett Series Developing Growth VC	60,207	(64,540)	(4,333)	31,633	(15,997)	15,636
Lord Abbett Series Fundamental Equity VC	17,807	(6,162)	11,645	-	-	-
Lord Abbett Series Growth and Income VC	18	(1)	17	17	(4)	13
Lord Abbett Series Growth Opportunities VC	9,929	(9,172)	757	6,964	(6,964)	-
Lord Abbett Series Mid Cap Stock VC	1,646	(1)	1,645	3,639	(16,299)	(12,660)
Lord Abbett Series Total Return VC	26,139	(12,212)	13,927	3,315	(10,499)	(7,184)
Lord Abbett Series Value Opportunities VC	8,388	(5,844)	2,544	-	-	-
MFS VIT Emerging Markets Equity	8,129	(2,556)	5,573	14,548	(8,038)	6,510
MFS VIT High Yield	1,135,924	(1,135,074)	850	-	-	-
MFS VIT International Value(a)	12,010	(4)	12,006	-	-	-
MFS VIT Investors Growth Stock	884	(15)	869	1,675	(939)	736
MFS VIT Investors Trust	-	-	-	16	(1,589)	(1,573)
MFS VIT New Discovery	16,668	(13,369)	3,299	19,552	(10,983)	8,569
MFS VIT Research	1,449	(1,345)	104	5,733	(5,632)	101
MFS VIT Research Bond	652,417	(642,947)	9,470	15,846	(34,324)	(18,478)
MFS VIT Research International	3,320	(1,262)	2,058	3,344	(732)	2,612
MFS VIT Total Return	12,759	(30,956)	(18,197)	23,665	(1,231)	22,434
MFS VIT Utilities	71,097	(40,045)	31,052	31,808	(23,819)	7,989
Morgan Stanley UIF Emerging Markets Debt	57,199	(55,086)	2,113	526	-	526

(a) New subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)

	2014			2013
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Morgan Stanley UIF Emerging Markets Equity	4,573	(3,665)	908	-	-	-
Neuberger Berman AMT Guardian	4,722	(16)	4,706	699	(688)	11
Neuberger Berman AMT Socially Responsive	10	(25)	(15)	10	-	10
Oppenheimer Global Fund/VA	8,908	(5,945)	2,963	7,850	(13,624)	(5,774)
Oppenheimer Global Strategic Income Fund/VA	2,380	(318,593)	(316,213)	329,429	(9,078)	320,351
Oppenheimer International Growth Fund/VA	60,882	(16,521)	44,361	20,176	(4,721)	15,455
Oppenheimer Main Street Small Cap Fund/VA	8,714	(6,736)	1,978	17,006	(1,865)	15,141
PIMCO VIT All Asset	8,006	(12,523)	(4,517)	14,564	(8,638)	5,926
PIMCO VIT CommodityRealReturn Strategy	3,280	(2,258)	1,022	2,546	(13,958)	(11,412)
PIMCO VIT Emerging Markets Bond	193,725	(188,115)	5,610	46,389	(78,356)	(31,967)
PIMCO VIT Foreign Bond (Unhedged)	9,219	(10,295)	(1,076)	17,493	(14,321)	3,172
PIMCO VIT Global Bond (Unhedged)	2,628	(5,236)	(2,608)	4,537	(1,530)	3,007
PIMCO VIT High Yield	1,196,292	(1,222,757)	(26,465)	95,511	(270,250)	(174,739)
PIMCO VIT Low Duration Administrative Class(e)	180	(1,860)	(1,680)	200	(485)	(285)
PIMCO VIT Low Duration Advisor Class	76,144	(45,124)	31,020	32,275	(29,798)	2,477
PIMCO VIT Real Return Administrative Class(e)	54	(7)	47	88	(1,533)	(1,445)
PIMCO VIT Real Return Advisor Class	62,277	(51,126)	11,151	32,072	(36,024)	(3,952)
PIMCO VIT Short-Term	70,468	(29,024)	41,444	29,628	(1,376)	28,252
PIMCO VIT Total Return Administrative Class(e)	242	(7,419)	(7,177)	3,163	(21,442)	(18,279)
PIMCO VIT Total Return Advisor Class	605,050	(530,892)	74,158	170,345	(180,314)	(9,969)
Pioneer Bond VCT	17,491	(3,215)	14,276	3,676	(1,793)	1,883
Pioneer Emerging Markets VCT	14,941	(1,396)	13,545	-	-	-
Pioneer Equity Income VCT	107	(4)	103	14,500	(10,999)	3,501
Pioneer High Yield VCT	1,253,872	(1,237,018)	16,854	96,692	(81,607)	15,085
Pioneer Strategic Income VCT	343	(139)	204	3,316	(4)	3,312
Power Income VIT	339,982	(340,888)	(906)	587,094	(391,868)	195,226
Probabilities Fund(b)	706,464	(848,398)	(141,934)	1,680,829	(390,936)	1,289,893
Putnam VT Absolute Return 500	658,478	(682,021)	(23,543)	114,914	(67,089)	47,825
Putnam VT Diversified Income	17,484	(7,595)	9,889	4,976	-	4,976
Putnam VT Equity Income	48,947	(2,645)	46,302	4,618	-	4,618
Putnam VT Global Asset Allocation	909	-	909	-	-	-
Putnam VT Growth Opportunities	18,347	(7,125)	11,222	-	-	-
Putnam VT High Yield	1,113,931	(1,930,087)	(816,156)	919,012	(90,310)	828,702
Putnam VT Income	180,721	(9,378)	171,343	11,538	-	11,538
Putnam VT Investors	11,523	(35)	11,488	-	-	-
Putnam VT Voyager	1,146	(1,146)	-	951	(951)	-
Rydex VIF Banking(c)	14,971	(15,343)	(372)	313,399	(295,525)	17,874
Rydex VIF Basic Materials(c)	228,646	(233,924)	(5,278)	26,950	(11,822)	15,128
Rydex VIF Biotechnology(c)	168,698	(166,779)	1,919	298,433	(293,479)	4,954
Rydex VIF Commodities Strategy(c)	392,189	(388,116)	4,073	331,437	(329,355)	2,082
Rydex VIF Consumer Products(c)	287,088	(244,664)	42,424	145,259	(138,269)	6,990
Rydex VIF Dow 2x Strategy(c)	100,263	(92,573)	7,690	1,857,976	(2,235,246)	(377,270)
Rydex VIF Electronics(c)	6,087	(5,146)	941	26,391	(27,896)	(1,505)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)

	2014			2013
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Rydex VIF Energy(c)	447,325	(444,647)	2,678	91,044	(84,629)	6,415
Rydex VIF Energy Services(c)	14,125	(8,261)	5,864	13,915	(13,857)	58
Rydex VIF Europe 1.25x Strategy(c)	18,989	(25,203)	(6,214)	243,544	(244,703)	(1,159)
Rydex VIF Financial Services(c)	114,738	(91,645)	23,093	290,530	(281,919)	8,611
Rydex VIF Government Long Bond 1.2x Strategy(c)	396,773	(401,620)	(4,847)	354,981	(355,865)	(884)
Rydex VIF Health Care(c)	1,141,285	(1,041,873)	99,412	9,207	(12,373)	(3,166)
Rydex VIF Internet(c)	97,950	(96,140)	1,810	5,368	(3,946)	1,422
Rydex VIF Inverse Dow 2x Strategy(c)	136,932	(132,469)	4,463	87,124	(123,261)	(36,137)
Rydex VIF Inverse Government Long Bond Strategy(c)	58,884	(35,988)	22,896	943,819	(934,001)	9,818
Rydex VIF Inverse Mid-Cap Strategy(c)	649,471	(649,471)	-	-	-	-
Rydex VIF Inverse NASDAQ-100 Strategy(c)	2,492,053	(2,489,915)	2,138	1,772,086	(1,773,526)	(1,440)
Rydex VIF Inverse Russell 2000 Strategy(c)	12,157	(23,464)	(11,307)	55,109	(43,802)	11,307
Rydex VIF Inverse S&P 500 Strategy(c)	1,605,887	(1,603,026)	2,861	22,149	(24,704)	(2,555)
Rydex VIF Japan 2x Strategy(c)	6,042	(10,295)	(4,253)	846,289	(838,673)	7,616
Rydex VIF Leisure(c)	435,055	(438,516)	(3,461)	53,603	(46,000)	7,603
Rydex VIF Mid-Cap 1.5x Strategy(c)	201,337	(102,293)	99,044	57,050	(67,936)	(10,886)
Rydex VIF NASDAQ-100(c)	1,107,548	(1,026,050)	81,498	833,702	(826,306)	7,396
Rydex VIF NASDAQ-100 2x Strategy(c)	264,591	(257,329)	7,262	53,698	(43,173)	10,525
Rydex VIF Nova(c)	72,874	(63,545)	9,329	15,652	(13,238)	2,414
Rydex VIF Precious Metals(c)	332,153	(327,986)	4,167	54,842	(103,393)	(48,551)
Rydex VIF Real Estate(c)	1,387,615	(1,307,780)	79,835	462,284	(414,881)	47,403
Rydex VIF Retailing(c)	119,314	(94,357)	24,957	22,010	(15,015)	6,995
Rydex VIF Russell 2000 1.5x Strategy(c)	23,899	(28,780)	(4,881)	74,120	(76,151)	(2,031)
Rydex VIF Russell 2000 2x Strategy(c)	14,052	(8,406)	5,646	5,487	(5,621)	(134)
Rydex VIF S&P 500 2x Strategy(c)	304,491	(20,856)	283,635	4,848	(3,290)	1,558
Rydex VIF S&P 500 Pure Growth(c)	620,510	(531,541)	88,969	1,150,857	(1,134,900)	15,957
Rydex VIF S&P 500 Pure Value(c)	221,837	(210,460)	11,377	1,375,435	(1,380,368)	(4,933)
Rydex VIF S&P MidCap 400 Pure Growth(c)	42,886	(36,048)	6,838	105,923	(102,450)	3,473
Rydex VIF S&P MidCap 400 Pure Value(c)	55,035	(47,113)	7,922	107,865	(110,743)	(2,878)
Rydex VIF S&P SmallCap 600 Pure Growth(c)	10,584	(17,115)	(6,531)	208,773	(196,074)	12,699
Rydex VIF S&P SmallCap 600 Pure Value(c)	24,372	(27,584)	(3,212)	123,617	(130,319)	(6,702)
Rydex VIF Strengthening Dollar 2x Strategy(c)	6,597	(16,072)	(9,475)	44,414	(41,286)	3,128
Rydex VIF Technology(c)	359,362	(327,798)	31,564	10,746	(990)	9,756
Rydex VIF Telecommunications(c)	26,893	(17,203)	9,690	349,760	(359,303)	(9,543)
Rydex VIF Transportation(c)	837,410	(829,509)	7,901	429,816	(439,531)	(9,715)
Rydex VIF U.S. Government Money Market(c)(d)	34,241,722	(31,681,443)	2,560,279	15,064,428	(15,391,063)	(326,635)
Rydex VIF Utilities(c)	703,010	(569,925)	133,085	462,483	(460,123)	2,360
Rydex VIF Weakening Dollar 2x Strategy(c)	995	(218)	777	24,555	(24,275)	280
SEI VP Balanced Strategy(a)	4,328	-	4,328	-	-	-
SEI VP Conservative Strategy(a)	1,646	-	1,646	-	-	-
SEI VP Defensive Strategy(a)	9,762	-	9,762	-	-	-
SEI VP Market Growth Strategy(a)	18	-	18	-	-	-

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(d) Liquidation. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)

	2014			2013
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

SEI VP Market Plus Strategy(a)	3,161	(33)	3,128	-	-	-
T. Rowe Price Blue Chip Growth	53,918	(10,352)	43,566	47,947	(11,889)	36,058
T. Rowe Price Equity Income	28,202	(10,431)	17,771	43,505	(7,132)	36,373
T. Rowe Price Health Sciences	53,942	(26,434)	27,508	26,066	(22,549)	3,517
T. Rowe Price Limited-Term Bond	8,293	(4,153)	4,140	16,375	(10,613)	5,762
Templeton Developing Markets VIP Fund(c)	17,689	(6,992)	10,697	10,909	(14,018)	(3,109)
Templeton Foreign VIP Fund(c)	6,187	(4,918)	1,269	1,765	(1,423)	342
Templeton Global Bond VIP Fund(c)	77,392	(51,846)	25,546	54,503	(69,836)	(15,333)
Templeton Growth VIP Fund(c)	9,002	(4,672)	4,330	8,257	(414)	7,843
Third Avenue Value	3,344	(3,014)	330	8,000	(1,849)	6,151
Transparent Value Directional Allocation VI(a)	209,969	(202,018)	7,951	-	-	-
Van Eck VIP Global Gold(b)	20,414	(8,599)	11,815	4,718	-	4,718
Van Eck VIP Global Hard Assets	11,361	(17,208)	(5,847)	22,503	(49,462)	(26,959)
Virtus International Series(b)	5,098	(19)	5,079	4,921	(8)	4,913
Virtus Multi-Sector Fixed Income Series(b)	17,013	(3,633)	13,380	2,605	-	2,605
Virtus Premium AlphaSector Series(b)	473,398	(221,901)	251,497	136,227	(15,485)	120,742
Virtus Real Estate Securities Series(b)	17,165	(2,384)	14,781	-	-	-
Virtus Small-Cap Growth Series(a)	4,115	(679)	3,436	-	-	-
Virtus Strategic Allocation Series(b)	921	-	921	-	-	-
Voya MidCap Opportunities Portfolio(c)	2	-	2	-	-	-
VY Clarion Global Real Estate Portfolio(c)	3,803	(2,653)	1,150	9,546	(199)	9,347
VY Clarion Real Estate Portfolio(c)	8,420	(731)	7,689	9,640	(4,114)	5,526
Wells Fargo Advantage International Equity VT	3,290	(12)	3,278	57,877	(57,877)	-
Wells Fargo Advantage Omega Growth VT	34,346	(20,934)	13,412	7,197	(3)	7,194
Wells Fargo Advantage Opportunity VT	1,161	(10)	1,151	1,229	(1,810)	(581)
Wells Fargo Advantage Small Cap Value VT	2,870	(3,041)	(171)	2,870	(4,801)	(1,931)
Western Asset Variable Global High Yield Bond	591,932	(114,091)	477,841	98,373	(95,497)	2,876

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance.  Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.  The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return.  Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return.  The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2014, were as follows:

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
7Twelve Balanced Portfolio(b)
2014	27,777	9.69	9.85	271,536	0.38	0.25	1.45	(4.63)	(3.43)
2013	7,902	10.16	10.20	80,322	0.34	0.25	1.45	1.60	2.00
Alger Capital Appreciation(b)
2014	14,534	12.33	14.76	189,283	-	0.25	1.45	8.44	9.82
2013	10,783	11.37	13.44	144,093	0.15	0.25	1.45	13.70	30.49
2012	-	10.26	10.30	-	-	0.25	0.45	13.87	14.19
2011	-	9.01	9.02	-	-	0.25	0.45	(9.90)	(9.80)
Alger Large Cap Growth(b)
2014	1,892	12.18	13.53	25,406	-	0.25	1.45	5.73	7.04
2013	-	11.52	12.64	-	-	0.25	1.45	15.20	30.18
2012	-	9.67	9.71	-	-	0.25	0.45	5.68	5.89
2011	-	9.15	9.17	-	-	0.25	0.45	(8.50)	(8.30)
AllianceBernstein VPS Dynamic Asset Allocation(a)
2014	2,473	9.96	10.04	24,808	-	0.25	1.45	(0.40)	0.40
AllianceBernstein VPS Growth and Income(b)
2014	6,530	11.33	13.99	91,002	1.39	0.25	1.45	4.52	5.74
2013	10,452	10.84	13.23	137,954	-	0.25	1.45	8.40	30.34
2012	-	10.15	10.15	-	-	0.25	0.45	1.50	1.50

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
AllianceBernstein VPS Small/Mid Cap Value(b)
2014	2,972	11.33	14.34	42,465	0.44	0.25	1.45	4.14	5.52
2013	5,379	10.88	13.59	72,984	0.44	0.25	1.45	8.80	33.24
2012	-	10.20	10.20	-	-	0.25	0.45	2.00	2.00
ALPS/Alerian Energy Infrastructure(b)
2014	18,043	11.27	11.54	204,721	0.17	0.25	1.45	7.03	8.36
2013	5,764	10.53	10.65	61,271	-	0.25	1.45	5.30	6.50
American Century VP Income & Growth(b)
2014	21,683	11.67	14.90	315,100	0.96	0.25	1.45	7.46	8.68
2013	-	10.86	13.71	-	1.07	0.25	1.45	8.60	31.20
2012	6,528	10.41	10.45	67,968	5.04	0.25	0.45	10.51	10.82
2011	-	9.42	9.43	-	-	0.25	0.45	(5.80)	(5.70)
American Century VP Inflation Protection(b)
2014	2,865	8.79	9.48	25,190	1.33	0.25	1.45	(1.25)	0.00
2013	2,780	8.81	9.60	24,496	0.91	0.25	1.45	(11.63)	(4.00)
2012	-	9.97	9.97	-	-	0.25	0.45	(0.30)	(0.30)
American Century VP International(b)
2014	12,898	9.88	10.36	132,591	1.59	0.25	1.45	(9.77)	(8.64)
2013	13,525	10.95	11.34	152,551	0.84	0.25	1.45	9.50	18.25
2012	1,063	9.55	9.59	10,150	0.28	0.25	0.45	16.89	17.24
2011	-	8.17	8.18	-	-	0.25	0.45	(18.30)	(18.20)
American Century VP Mid Cap Value(b)
2014	20,510	11.71	14.62	293,124	1.30	0.25	1.45	11.21	12.46
2013	12,292	10.53	13.00	158,870	0.96	0.25	1.45	5.30	25.85
2012	4,563	10.30	10.33	46,995	3.56	0.25	0.45	12.32	12.40
2011	-	9.17	9.19	-	-	0.25	0.45	(8.30)	(8.10)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
American Century VP Value(b)
2014	22,001	11.40	14.40	313,668	0.81	0.25	1.45	7.95	9.34
2013	21,053	10.56	13.17	276,066	1.08	0.25	1.45	5.60	27.25
2012	4,890	10.31	10.35	50,570	2.91	0.25	0.45	10.62	10.93
2011	2,669	9.32	9.33	24,902	0.28	0.25	0.45	(6.80)	(6.70)
American Funds IS Asset Allocation(a)
2014	10,746	10.11	10.20	108,674	2.46	0.25	1.45	1.10	2.00
American Funds IS Blue Chip Income and Growth(a)
2014	3,516	10.77	10.85	38,118	-	0.25	1.45	7.70	8.50
American Funds IS Global Bond(a)
2014	1,678	9.43	9.51	15,940	2.80	0.25	1.45	(5.70)	(4.90)
American Funds IS Global Growth and Income(a)
2014	1,598	9.97	10.05	15,934	6.10	0.25	1.45	(0.30)	0.50
American Funds IS Growth(a)
2014	1,950	10.54	10.63	20,562	1.62	0.25	1.45	5.40	6.30
American Funds IS Growth-Income(a)
2014	945	10.54	10.63	9,954	2.19	0.25	1.45	5.40	6.30
American Funds IS New World(a)
2014	8,521	8.98	9.06	76,874	1.26	0.25	1.45	(10.20)	(9.40)
American Funds IS U.S. Government/ AAA-Rated Securities(a)
2014	5,693	9.89	9.97	56,461	1.85	0.25	1.45	(1.10)	(0.30)
BlackRock Basic Value V.I.(b)
2014	14,695	11.33	13.78	195,092	1.14	0.25	1.45	4.91	6.08
2013	15,349	10.80	12.99	198,298	2.02	0.25	1.45	8.00	33.23
2012	-	9.71	9.75	-	-	0.25	0.45	9.84	10.17
2011	-	8.84	8.85	-	-	0.25	0.45	(11.60)	(11.50)

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
BlackRock Capital Appreciation V.I.(b)
2014	8,535	11.91	12.65	106,076	-	0.25	1.45	3.84	5.07
2013	-	11.47	12.04	-	-	0.25	1.45	14.70	29.18
2012	-	9.29	9.32	-	-	0.25	0.45	9.68	9.91
2011	-	8.47	8.48	-	-	0.25	0.45	(15.30)	(15.20)
BlackRock Equity Dividend V.I.(b)
2014	26,142	11.09	13.14	332,600	1.65	0.25	1.45	4.33	5.63
2013	28,026	10.63	12.44	346,762	2.02	0.25	1.45	6.30	20.08
2012	20,662	10.32	10.36	213,254	3.09	0.25	0.45	8.06	8.37
2011	5,810	9.55	9.56	55,487	2.77	0.25	0.45	(4.50)	(4.40)
BlackRock Global Allocation V.I.(b)
2014	27,048	10.14	10.53	280,468	2.41	0.25	1.45	(2.50)	(1.31)
2013	22,404	10.40	10.67	237,695	1.52	0.25	1.45	4.00	10.80
2012	7,906	9.60	9.63	75,884	2.92	0.25	0.45	6.19	6.41
2011	-	9.04	9.05	-	-	0.25	0.45	(9.60)	(9.50)
BlackRock Global Opportunities V.I.(b)
2014	3,827	10.12	10.62	39,196	0.70	0.25	1.45	(8.58)	(7.41)
2013	3,724	11.07	11.47	42,216	0.16	0.25	1.45	10.70	25.36
2012	1,800	9.12	9.15	16,412	1.61	0.25	0.45	10.41	10.64
2011	-	8.26	8.27	-	-	0.25	0.45	(17.40)	(17.30)
BlackRock High Yield V.I.(b)
2014	22,461	10.12	10.49	231,626	24.38	0.25	1.45	(2.03)	(0.76)
2013	90,486	10.33	10.57	954,211	5.41	0.25	1.45	3.30	5.49
2012	-	10.02	10.02	-	-	0.25	0.45	0.20	0.20
BlackRock Large Cap Core V.I.(b)
2014	4,593	11.88	13.83	54,582	1.30	0.25	1.45	7.22	8.56
2013	-	11.08	12.74	-	-	0.25	1.45	10.80	28.95
2012	-	9.85	9.88	-	-	0.25	0.45	8.60	8.81
2011	-	9.07	9.08	-	-	0.25	0.45	(9.30)	(9.20)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
BlackRock Large Cap Growth V.I.(b)
2014	1,961	12.40	14.35	27,929	0.37	0.25	1.45	8.96	10.38
2013	1,903	11.38	13.00	24,619	0.92	0.25	1.45	13.80	29.22
2012	-	10.02	10.06	-	-	0.25	0.45	10.84	11.16
2011	-	9.04	9.05	-	-	0.25	0.45	(9.60)	(9.50)
Deutsche Capital Growth VIP(b)(c)
2014	6,583	12.19	14.06	91,847	0.10	0.25	1.45	7.78	9.08
2013	-	11.31	12.89	-	-	0.25	1.45	13.10	29.94
2012	-	9.88	9.92	-	-	0.25	0.45	11.64	11.96
2011	-	8.85	8.86	-	-	0.25	0.45	(11.50)	(11.40)
Deutsche Core Equity VIP(b)(c)
2014	1,462	11.89	14.31	20,766	-	0.25	1.45	6.64	7.92
2013	-	11.15	13.26	-	-	0.25	1.45	11.50	32.73
2012	-	9.95	9.99	-	-	0.25	0.45	1.39	1.58
2011	-	8.93	8.94	-	-	0.25	0.45	(10.70)	(10.60)
Deutsche Global Growth VIP(b)(c)
2014	-	10.17	10.44	-	-	0.25	1.45	(4.57)	(3.39)
2013	-	10.55	10.94	-	-	0.25	1.45	9.40	17.76
2012	-	8.98	9.01	-	-	0.25	0.45	14.10	14.34
2011	-	7.87	7.88	-	-	0.25	0.45	(21.30)	(21.20)
Deutsche Global Small Cap VIP(b)(c)
2014	1,555	10.28	11.47	17,695	0.37	0.25	1.45	(8.46)	(7.35)
2013	461	11.23	12.38	5,678	0.29	0.25	1.45	12.30	31.28
2012	200	9.39	9.43	1,882	0.11	0.25	0.45	10.99	11.33
2011	-	8.46	8.47	-	-	0.25	0.45	(15.40)	(15.30)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Deutsche Government & Agency Securities VIP(b)(c)
2014	7,489	9.69	9.88	72,549	1.46	0.25	1.45	0.41	1.56
2013	4,314	9.56	9.84	41,204	2.34	0.25	1.45	(6.55)	(1.60)
2012	10,878	10.23	10.26	111,266	4.77	0.25	0.45	(0.97)	(0.87)
2011	2,500	10.33	10.35	25,828	-	0.25	0.45	3.30	3.50
Deutsche High Income VIP(b)(c)
2014	219	9.85	10.20	2,160	78.22	0.25	1.45	(3.24)	(2.11)
2013	28,014	10.18	10.42	285,892	0.24	0.25	1.45	1.80	4.10
2012	-	10.01	10.01	-	-	0.25	0.45	0.10	0.10
Deutsche Large Cap Value VIP(b)(c)
2014	-	11.27	13.15	-	2.85	0.25	1.45	5.52	6.82
2013	3,760	10.68	12.31	46,043	-	0.25	1.45	6.80	26.39
2012	-	9.71	9.74	-	-	0.25	0.45	5.77	5.87
2011	-	9.18	9.20	-	-	0.25	0.45	(8.20)	(8.00)
Deutsche Small Mid Cap Value VIP(b)(c)
2014	858	11.06	12.23	9,488	-	0.25	1.45	0.55	1.75
2013	11,642	11.00	12.02	139,439	0.66	0.25	1.45	10.00	30.37
2012	6,714	9.19	9.22	61,898	0.82	0.25	0.45	9.54	9.76
2011	8,126	8.39	8.40	68,257	-	0.25	0.45	(16.10)	(16.00)
Dimensional VA Global Bond Portfolio(b)
2014	30,880	9.49	9.61	293,064	3.51	0.65	1.85	(1.94)	(0.83)
2013	6,080	9.59	9.80	58,295	0.90	0.65	1.85	(4.10)	(2.00)
2012	-	10.00	10.00	-	-	0.65	0.85	-	-
Dimensional VA International Small Portfolio(b)
2014	26,281	10.21	11.25	293,613	3.99	0.65	1.85	(10.20)	(9.13)
2013	2,116	11.37	12.38	26,163	4.21	0.65	1.85	13.70	22.45
2012	-	10.11	10.11	-	-	0.65	0.85	1.10	1.10

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Dimensional VA International Value Portfolio(b)
2014	45,725	9.86	10.65	484,182	6.11	0.65	1.85	(11.57)	(10.50)
2013	13,705	11.15	11.90	162,763	4.78	0.65	1.85	11.50	17.24
2012	-	10.15	10.15	-	-	0.65	0.85	1.50	1.50
Dimensional VA Short-Term Fixed Portfolio(b)
2014	29,271	9.29	9.33	272,003	0.13	0.65	1.85	(4.60)	(3.52)
2013	53,813	9.65	9.78	519,005	0.53	0.65	1.85	(3.50)	(2.20)
2012	-	10.00	10.00	-	-	0.65	0.85	-	-
Dimensional VA U.S. Large Value Portfolio(b)
2014	49,019	11.52	14.56	692,057	3.11	0.65	1.85	3.97	5.20
2013	7,623	11.08	13.84	102,901	1.74	0.65	1.85	10.80	35.69
2012	-	10.20	10.20	-	-	0.65	0.85	2.00	2.00
Dimensional VA U.S. Targeted Value Portfolio(b)
2014	32,024	11.07	14.24	445,771	1.67	0.65	1.85	(1.16)	0.00
2013	3,346	11.20	14.24	47,538	1.43	0.65	1.85	12.00	39.47
2012	-	10.21	10.21	-	-	0.65	0.85	2.10	2.10
Direxion Dynamic VP HY Bond
2014	29,159	9.02	9.57	262,968	3.30	0.25	1.45	(4.49)	(3.27)
2013	-	9.35	10.02	-	-	0.25	1.45	0.20	0.64
2012	-	9.31	9.42	-	-	0.25	0.45	5.44	5.61
2011	-	8.83	8.92	-	1.09	0.25	0.45	1.38	1.59
2010	15,557	8.71	8.78	136,148	3.88	0.25	0.45	0.46	0.69
Dreyfus IP Small Cap Stock Index(b)
2014	8,173	11.21	14.13	105,601	0.46	0.25	1.45	0.63	1.73
2013	4,272	11.14	13.89	55,903	-	0.25	1.45	11.40	36.18
2012	-	10.20	10.20	-	-	0.25	0.45	2.00	2.00
Dreyfus IP Technology Growth(b)
2014	2,335	11.88	13.46	28,245	-	0.25	1.45	1.89	3.14
2013	282	11.66	13.05	3,674	-	0.25	1.45	16.60	28.32
2012	-	10.17	10.17	-	-	0.25	0.45	1.70	1.70

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Dreyfus Stock Index(b)
2014	7,230	11.72	14.20	102,228	1.57	0.25	1.45	8.22	9.48
2013	-	10.83	12.97	-	-	0.25	1.45	8.30	27.53
2012	-	10.17	10.17	-	-	0.25	1.45	1.70	1.70
Dreyfus VIF Appreciation(b)
2014	-	10.98	12.40	-	-	0.25	1.45	3.20	4.38
2013	-	10.64	11.88	-	-	0.25	1.45	6.40	16.93
2012	-	10.16	10.16	-	-	0.25	1.45	1.60	1.60
Dreyfus VIF International Value
2014	3,369	6.81	9.36	22,947	1.00	0.25	1.45	(13.49)	(12.52)
2013	1,832	7.80	10.82	14,287	0.63	0.25	1.45	8.20	18.77
2012	420	6.58	6.66	2,758	2.51	0.25	0.45	8.58	8.82
2011	426	6.06	6.12	2,575	2.06	0.25	0.45	(21.50)	(21.34)
2010	399	7.72	7.78	3,070	0.29	0.25	0.45	0.78	0.91
Eaton Vance VT Floating-Rate Income(a)
2014	1,935	9.71	9.78	18,913	1.00	0.25	1.45	(2.90)	(2.20)
Eaton Vance VT Large-Cap Value(a)
2014	1,560	10.39	10.47	16,191	-	0.25	1.45	3.90	4.70
Federated Fund for U.S. Government Securities II
2014	3,763	9.84	10.54	38,843	-	0.25	1.45	0.00	1.25
2013	-	9.84	10.41	-	-	0.25	1.45	(5.35)	(1.60)
2012	-	10.85	10.98	-	-	0.25	0.45	(0.55)	(0.36)
2011	-	10.91	11.02	-	8.30	0.25	0.45	2.25	2.42
2010	11,285	10.67	10.76	121,020	6.45	0.25	0.45	1.52	1.80

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Federated High Income Bond II
2014	5,341	9.95	13.38	68,667	10.19	0.25	1.45	(2.07)	(0.82)
2013	25,727	10.16	13.49	342,767	5.36	0.25	1.45	1.60	3.29
2012	11,875	12.90	13.06	154,654	8.53	0.25	0.45	10.45	10.68
2011	16,569	11.68	11.80	195,163	11.71	0.25	0.45	1.30	1.55
2010	30,906	11.53	11.62	358,647	3.53	0.25	0.45	10.55	10.77
Fidelity VIP Balanced(b)
2014	354,567	11.16	12.19	4,047,165	2.22	0.25	1.45	5.28	6.56
2013	50,149	10.60	11.44	567,485	1.66	0.25	1.45	6.00	15.44
2012	29,255	9.88	9.91	289,102	2.95	0.25	0.45	11.01	11.10
2011	-	8.90	8.92	-	-	0.25	0.45	(11.00)	(10.80)
Fidelity VIP Contrafund
2014	77,785	11.69	13.34	999,231	0.74	0.25	1.45	6.76	8.10
2013	72,912	10.95	12.34	887,917	1.23	0.25	1.45	9.50	26.69
2012	20,092	9.62	9.74	193,715	1.06	0.25	0.45	12.12	12.47
2011	24,388	8.58	8.66	209,917	0.59	0.25	0.45	(6.02)	(5.87)
2010	16,856	9.13	9.20	154,700	0.90	0.25	0.45	13.00	13.16
Fidelity VIP Disciplined Small Cap(b)
2014	1,839	11.13	13.78	25,169	0.13	0.25	1.45	0.36	1.55
2013	482	11.09	13.57	6,511	0.37	0.25	1.45	10.90	33.56
2012	-	10.12	10.16	-	-	0.25	0.45	14.48	14.80
2011	510	8.84	8.85	4,510	0.22	0.25	0.45	(11.60)	(11.50)
Fidelity VIP Emerging Markets(b)
2014	7,507	9.88	10.08	74,642	0.06	0.25	1.45	(3.26)	(2.07)
2013	26,868	10.11	10.42	271,157	11.87	0.25	1.45	0.20	4.20
2012	-	10.09	10.09	-	-	0.25	0.45	0.90	0.90

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Fidelity VIP Growth & Income(b)
2014	18,825	11.35	14.80	264,117	2.41	0.25	1.45	5.48	6.71
2013	4,760	10.76	13.87	65,635	0.01	0.25	1.45	7.60	29.02
2012	6,121	10.71	10.75	65,563	3.97	0.25	0.45	14.18	14.48
2011	-	9.38	9.39	-	-	0.25	0.45	(6.20)	(6.10)
Fidelity VIP Growth Opportunities
2014	35,126	11.77	13.86	466,776	0.01	0.25	1.45	7.10	8.37
2013	23,561	10.99	12.79	297,202	0.04	0.25	1.45	9.90	33.09
2012	10,089	9.49	9.61	96,177	0.08	0.25	0.45	15.17	15.50
2011	4,054	8.24	8.32	33,722	-	0.25	0.45	(1.44)	(1.30)
2010	5,740	8.36	8.43	48,384	-	0.25	0.45	19.26	19.57
Fidelity VIP High Income(b)
2014	602,526	9.81	9.99	5,912,684	10.38	0.25	1.45	(3.54)	(2.35)
2013	70,199	10.17	10.23	716,808	10.73	0.25	1.45	1.70	2.30
2012	-	10.00	10.00	-	-	0.25	0.45	-	-
Fidelity VIP Index 500
2014	110,956	11.74	12.87	1,401,317	0.81	0.25	1.45	8.30	9.63
2013	296,721	10.84	11.74	3,434,158	2.81	0.25	1.45	8.40	27.75
2012	30,735	9.08	9.19	280,215	10.66	0.25	0.45	11.69	11.94
2011	20,267	8.13	8.21	165,687	2.23	0.25	0.45	(1.69)	(1.44)
2010	11,884	8.27	8.33	98,648	1.82	0.25	0.45	10.86	11.07
Fidelity VIP Investment Grade Bond
2014	65,398	9.93	11.25	722,990	2.43	0.25	1.45	0.91	2.27
2013	41,744	9.84	11.00	454,891	2.32	0.25	1.45	(5.41)	(1.60)
2012	35,939	11.47	11.60	413,857	2.33	0.25	0.45	2.05	2.20
2011	30,368	11.24	11.35	342,972	3.14	0.25	0.45	3.40	3.56
2010	27,450	10.87	10.96	299,297	3.54	0.25	0.45	3.92	4.18

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Fidelity VIP Mid Cap(b)
2014	43,460	11.39	12.41	535,207	0.02	0.25	1.45	1.42	2.65
2013	49,071	11.23	12.09	589,853	0.47	0.25	1.45	12.30	31.56
2012	3,201	9.16	9.19	29,314	0.75	0.25	0.45	10.76	10.86
2011	115	8.27	8.29	952	-	0.25	0.45	(17.30)	(17.10)
Fidelity VIP Overseas(b)
2014	5,379	10.04	10.12	54,024	1.91	0.25	1.45	(12.30)	(11.23)
2013	1,074	11.34	11.46	12,193	1.98	0.25	1.45	14.60	25.97
2012	-	9.02	9.05	-	-	0.25	0.45	16.39	16.62
2011	-	7.75	7.76	-	-	0.25	0.45	(22.50)	(22.40)
Fidelity VIP Real Estate(b)
2014	44,261	11.25	13.78	598,085	2.21	0.25	1.45	24.17	25.62
2013	17,544	9.06	10.97	189,215	1.95	0.25	1.45	(9.40)	(1.61)
2012	12,194	11.11	11.15	135,449	2.32	0.25	0.45	14.30	14.48
2011	517	9.72	9.74	5,030	1.83	0.25	0.45	(2.80)	(2.60)
Fidelity VIP Strategic Income(b)
2014	10,341	9.85	10.28	104,750	3.53	0.25	1.45	(1.20)	0.10
2013	6,488	9.97	10.27	66,325	1.62	0.25	1.45	(3.41)	(0.30)
2012	25,009	10.57	10.61	264,351	2.91	0.25	0.45	6.55	6.74
2011	-	9.92	9.94	-	-	0.25	0.45	(0.80)	(0.60)
Franklin Flex Cap Growth VIP Fund(b)(c)
2014	5,782	11.66	12.66	71,915	-	0.25	1.45	1.48	2.76
2013	780	11.49	12.32	8,960	-	0.25	1.45	14.90	33.05
2012	-	9.23	9.26	-	-	0.25	0.45	5.61	5.83
2011	-	8.74	8.75	-	-	0.25	0.45	(12.60)	(12.50)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Franklin Growth and Income VIP Fund(b)(c)
2014	1,854	11.29	13.74	25,278	2.36	0.25	1.45	4.34	5.61
2013	1,799	10.82	13.01	23,266	5.25	0.25	1.45	8.20	25.46
2012	8,119	10.33	10.37	83,839	5.85	0.25	0.45	8.39	8.70
2011	-	9.53	9.54	-	-	0.25	0.45	(4.70)	(4.60)
Franklin High Income VIP Fund(b)(c)
2014	502,480	9.79	11.07	4,953,156	6.31	0.25	1.45	(4.39)	(3.23)
2013	741,988	10.24	11.44	8,438,653	0.09	0.25	1.45	2.40	4.38
2012	23,052	10.92	10.96	251,755	2.09	0.25	0.45	11.66	11.84
2011	4,880	9.78	9.80	47,781	-	0.25	0.45	(2.20)	(2.00)
Franklin Income VIP Fund(b)(c)
2014	252,698	10.40	11.52	2,845,469	2.65	0.25	1.45	0.10	1.23
2013	76,884	10.39	11.38	852,724	4.08	0.25	1.45	3.90	10.27
2012	8,582	10.28	10.32	88,237	8.31	0.25	0.45	8.78	9.09
2011	-	9.45	9.46	-	-	0.25	0.45	(5.50)	(5.40)
Franklin Large Cap Growth VIP Fund(b)(c)
2014	2,102	11.53	13.58	28,348	-	0.25	1.45	7.56	8.90
2013	-	10.72	12.47	-	-	0.25	1.45	7.20	24.45
2012	-	9.98	10.02	-	-	0.25	0.45	8.48	8.79
2011	-	9.20	9.21	-	-	0.25	0.45	(8.00)	(7.90)
Franklin Mutual Global Discovery VIP Fund(b)(c)
2014	49,555	10.82	12.59	583,471	2.67	0.25	1.45	1.12	2.27
2013	16,547	10.70	12.31	199,275	2.36	0.25	1.45	7.00	23.59
2012	-	9.93	9.96	-	-	0.25	0.45	9.60	9.69
2011	-	9.06	9.08	-	-	0.25	0.45	(9.40)	(9.20)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Franklin Mutual Shares VIP Fund(b)(c)
2014	6,647	10.94	13.00	78,777	3.47	0.25	1.45	2.43	3.67
2013	3,668	10.68	12.54	43,530	2.66	0.25	1.45	6.80	24.16
2012	-	10.06	10.10	-	-	0.25	0.45	10.31	10.62
2011	-	9.12	9.13	-	-	0.25	0.45	(8.80)	(8.70)
Franklin Rising Dividends VIP Fund(b)(c)
2014	48,833	11.19	14.15	628,499	1.48	0.25	1.45	4.00	5.20
2013	68,266	10.76	13.45	912,921	1.82	0.25	1.45	7.60	25.58
2012	10,985	10.67	10.71	117,211	6.06	0.25	0.45	8.11	8.40
2011	-	9.87	9.88	-	-	0.25	0.45	(1.30)	(1.20)
Franklin Small Cap Value VIP Fund(b)(c)
2014	8,007	10.78	12.88	102,455	0.35	0.25	1.45	(3.75)	(2.65)
2013	3,883	11.20	13.23	51,187	0.02	0.25	1.45	12.00	31.90
2012	16,540	10.00	10.03	165,442	0.41	0.25	0.45	14.42	14.63
2011	-	8.74	8.75	-	-	0.25	0.45	(12.60)	(12.50)
Franklin Small-Mid Cap Growth VIP Fund(c)
2014	7,094	11.50	24.53	132,806	-	0.25	1.45	2.77	4.07
2013	7,463	11.19	23.57	174,703	-	0.25	1.45	11.90	33.77
2012	5,988	17.48	17.62	105,481	-	0.25	0.45	7.11	7.31
2011	7,395	16.32	16.42	121,227	-	0.25	0.45	(8.06)	(7.91)
2010	847	17.75	17.83	15,040	-	0.25	0.45	23.26	23.56
Franklin Strategic Income VIP Fund(b)(c)
2014	52,246	9.79	10.49	522,596	7.29	0.25	1.45	(2.59)	(1.32)
2013	13,357	10.05	10.63	141,143	3.66	0.25	1.45	(0.19)	0.50
2012	40,704	10.60	10.63	431,149	0.37	0.25	0.45	8.94	9.14
2011	1,036	9.73	9.74	10,093	-	0.25	0.45	(2.70)	(2.60)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Franklin U.S. Government Securities VIP Fund(b)(c)
2014	20,845	9.53	9.73	200,024	-	0.25	1.45	(1.12)	0.00
2013	8,441	9.54	9.84	80,585	2.10	0.25	1.45	(5.64)	(1.60)
2012	554	10.11	10.14	5,597	-	0.25	0.45	(1.56)	(1.36)
2011	6,095	10.27	10.28	62,584	-	0.25	0.45	2.70	2.80
Goldman Sachs VIT Growth Opportunities(b)
2014	5,553	11.67	13.98	76,723	-	0.25	1.45	6.28	7.54
2013	3,579	10.98	13.00	46,302	-	0.25	1.45	9.80	27.95
2012	3,381	10.12	10.16	34,256	-	0.25	0.45	15.39	15.72
2011	-	8.77	8.78	-	-	0.25	0.45	(12.30)	(12.20)
Goldman Sachs VIT High Quality Floating Rate(b)
2014	33,530	9.39	9.71	323,168	0.26	0.25	1.45	(4.38)	(3.29)
2013	28,993	9.82	10.04	289,562	0.40	0.25	1.45	(3.01)	(1.80)
2012	11,400	10.30	10.33	117,376	1.11	0.25	0.45	(0.68)	(0.58)
2011	-	10.37	10.39	-	-	0.25	0.45	3.70	3.90
Goldman Sachs VIT Large Cap Value(b)
2014	7,810	11.60	13.86	107,014	1.52	0.25	1.45	7.71	9.05
2013	1,527	10.77	12.71	19,305	0.67	0.25	1.45	7.70	28.64
2012	3,211	9.84	9.88	31,719	1.72	0.25	0.45	14.69	15.02
2011	1,047	8.58	8.59	8,981	2.20	0.25	0.45	(14.20)	(14.10)
Goldman Sachs VIT Mid Cap Value(b)
2014	48,242	11.62	13.80	649,863	1.29	0.25	1.45	8.40	9.70
2013	7,841	10.72	12.58	98,138	1.02	0.25	1.45	7.20	28.37
2012	1,084	9.77	9.80	10,587	1.85	0.25	0.45	14.14	14.35
2011	-	8.56	8.57	-	-	0.25	0.45	(14.40)	(14.30)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Goldman Sachs VIT Small Cap Equity Insights(b)(c)
2014	-	11.07	13.27	-	-	0.25	1.45	2.03	3.27
2013	-	10.85	12.85	-	-	0.25	1.45	8.50	31.12
2012	-	9.77	9.80	-	-	0.25	0.45	8.68	8.89
2011	-	8.99	9.00	-	-	0.25	0.45	(10.10)	(10.00)
Goldman Sachs VIT Strategic Growth(b)
2014	11,418	12.25	15.05	168,417	0.10	0.25	1.45	8.50	9.77
2013	8,017	11.29	13.71	107,469	0.29	0.25	1.45	12.90	27.77
2012	-	10.69	10.73	-	-	0.25	0.45	15.57	15.87
2011	-	9.25	9.26	-	-	0.25	0.45	(7.50)	(7.40)
Goldman Sachs VIT Strategic International Equity(b)
2014	11,753	9.66	10.01	116,726	2.75	0.25	1.45	(11.70)	(10.63)
2013	17,559	10.94	11.20	195,550	1.61	0.25	1.45	9.40	19.79
2012	1,993	9.32	9.35	18,577	3.76	0.25	0.45	16.79	17.02
2011	-	7.98	7.99	-	-	0.25	0.45	(20.20)	(20.10)
Guggenheim VIF All Cap Value(c)
2014	2,962	11.04	21.26	32,761	-	0.25	1.45	2.99	4.16
2013	-	10.72	20.41	-	-	0.25	1.45	7.20	28.93
2012	-	15.70	15.83	-	-	0.25	0.45	11.58	11.79
2011	-	14.07	14.16	-	-	0.25	0.45	(7.56)	(7.39)
2010	-	15.22	15.29	-	-	0.25	0.45	12.66	12.92
Guggenheim VIF CLS AdvisorOne Amerigo(c)
2014	110,768	10.48	10.65	1,171,192	0.24	0.25	1.45	(1.03)	0.19
2013	137,943	10.48	10.67	1,458,587	0.02	0.25	1.45	6.70	19.57
2012	134,538	8.79	8.89	1,192,257	-	0.25	0.45	9.87	10.02
2011	168,394	8.00	8.08	1,357,457	-	0.25	0.45	(10.41)	(10.22)
2010	179,122	8.93	9.00	1,609,864	0.10	0.25	0.45	11.21	11.39

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Guggenheim VIF CLS AdvisorOne Clermont(c)
2014	101,297	9.45	9.90	962,306	0.42	0.25	1.45	(2.65)	(1.54)
2013	74,567	9.61	10.17	723,136	1.37	0.25	1.45	1.70	6.67
2012	90,958	9.03	9.14	828,463	1.81	0.25	0.45	6.99	7.28
2011	74,328	8.44	8.52	630,688	1.91	0.25	0.45	(3.65)	(3.51)
2010	82,977	8.76	8.83	730,129	2.01	0.25	0.45	7.22	7.42
Guggenheim VIF CLS AdvisorOne Select Allocation(c)
2014	28,764	10.22	10.39	296,323	0.49	0.25	1.45	(1.62)	(0.48)
2013	36,105	10.29	10.47	374,740	1.47	0.25	1.45	4.70	14.98
2012	41,508	8.97	9.08	374,832	1.15	0.25	0.45	8.60	8.74
2011	50,113	8.26	8.35	416,495	1.49	0.25	0.45	(7.50)	(7.22)
2010	47,053	8.93	9.00	422,030	1.96	0.25	0.45	9.98	10.16
Guggenheim VIF Floating Rate Strategies(b)(c)
2014	56,867	9.85	9.94	563,480	-	0.25	1.45	(2.09)	(0.90)
2013	61,886	10.02	10.06	620,052	-	0.25	1.45	0.20	0.60
Guggenheim VIF Global Managed Futures Strategy(c)
2014	30,596	6.72	10.71	290,363	-	0.25	1.45	7.21	8.61
2013	12,288	6.21	9.99	107,168	-	0.25	1.45	(0.80)	(0.10)
2012	5,047	6.26	6.32	31,614	-	0.25	0.45	(14.25)	(14.01)
2011	735	7.30	7.35	5,373	-	0.25	0.45	(11.73)	(11.55)
2010	2,869	8.27	8.31	23,807	-	0.25	0.45	(6.87)	(6.63)
Guggenheim VIF High Yield(b)(c)
2014	31,756	9.97	10.78	336,877	-	0.25	1.45	(1.97)	(0.74)
2013	66,380	10.17	10.86	718,096	-	0.25	1.45	1.70	3.92
2012	42,805	10.41	10.45	445,798	-	0.25	0.45	10.98	11.17
2011	46,436	9.38	9.40	435,708	-	0.25	0.45	(6.20)	(6.00)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Guggenheim VIF Large Cap Value(c)
2014	459	11.21	19.96	5,407	-	0.25	1.45	4.67	6.00
2013	-	10.71	18.83	-	-	0.25	1.45	7.10	27.75
2012	2,150	14.62	14.74	31,703	-	0.25	0.45	11.69	11.84
2011	-	13.09	13.18	-	-	0.25	0.45	(7.16)	(6.92)
2010	1,375	14.10	14.16	19,383	-	0.25	0.45	12.26	12.47
Guggenheim VIF Long Short Equity(c)
2014	34,713	9.13	10.26	317,940	-	0.25	1.45	(1.72)	(0.54)
2013	16,992	9.20	10.44	156,321	-	0.25	1.45	4.40	13.78
2012	744	8.10	8.20	6,030	-	0.25	0.45	0.87	1.11
2011	622	8.03	8.11	4,997	-	0.25	0.45	(9.78)	(9.59)
2010	272	8.90	8.97	2,417	-	0.25	0.45	7.49	7.68
Guggenheim VIF Macro Opportunities(b)(c)
2014	51,227	10.04	10.18	517,264	-	0.25	1.45	0.69	1.92
2013	6,499	9.87	10.11	64,615	-	0.25	1.45	(1.30)	1.10
Guggenheim VIF Managed Asset Allocation(b)(c)
2014	300,015	10.64	11.86	3,192,841	-	0.25	1.45	2.01	3.31
2013	-	10.43	11.48	-	-	0.25	1.45	4.30	10.60
2012	-	10.34	10.38	-	-	0.25	0.45	9.42	9.73
2011	-	9.45	9.46	-	-	0.25	0.45	(5.50)	(5.40)
Guggenheim VIF Mid Cap Value(c)
2014	3,738	10.34	22.56	64,502	-	0.25	1.45	(3.45)	(2.34)
2013	992	10.71	23.10	22,673	-	0.25	1.45	7.10	29.05
2012	462	17.75	17.90	8,190	-	0.25	0.45	13.13	13.36
2011	267	15.69	15.79	4,201	-	0.25	0.45	(10.60)	(10.44)
2010	64	17.55	17.63	1,130	-	0.25	0.45	13.81	14.04

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Guggenheim VIF Multi-Hedge Strategies(c)
2014	13,065	7.40	9.80	104,990	-	0.25	1.45	0.10	1.35
2013	7,893	7.32	9.79	57,876	-	0.25	1.45	(2.10)	(1.59)
2012	12,237	7.45	7.54	91,266	1.05	0.25	0.45	(1.32)	(1.05)
2011	1,171	7.55	7.62	8,845	-	0.25	0.45	-	(0.13)
2010	8,602	7.56	7.62	65,351	-	0.25	0.45	2.58	2.83
Guggenheim VIF Small Cap Value(c)
2014	13,842	10.30	15.44	164,237	0.01	0.25	1.45	(5.68)	(4.51)
2013	6,448	10.92	16.17	94,799	-	0.25	1.45	9.20	32.43
2012	3,589	12.07	12.21	43,484	-	0.25	0.45	15.50	15.73
2011	8,415	10.45	10.55	88,398	-	0.25	0.45	(7.85)	(7.70)
2010	5,501	11.34	11.43	62,791	-	0.25	0.45	17.76	17.96
Guggenheim VIF StylePlus Large Core(b)(c)
2014	1,013	12.04	14.18	14,296	-	0.25	1.45	10.46	11.83
2013	-	10.90	12.68	-	-	0.25	1.45	9.00	24.68
2012	-	10.16	10.17	-	-	0.25	0.45	1.60	1.70
Guggenheim VIF StylePlus Large Growth(b)(c)
2014	1,749	12.27	12.94	22,454	-	0.25	1.45	10.14	11.55
2013	7,165	11.14	11.60	83,065	-	0.25	1.45	11.40	24.20
2012	7,466	9.31	9.34	69,717	-	0.25	0.45	7.01	7.11
2011	5,523	8.70	8.72	48,126	-	0.25	0.45	(13.00)	(12.80)
Guggenheim VIF StylePlus Mid Growth(c)
2014	3,987	11.96	25.23	82,009	-	0.25	1.45	8.14	9.46
2013	2,473	11.06	23.05	56,437	-	0.25	1.45	10.60	26.30
2012	-	18.09	18.25	-	-	0.25	0.45	11.80	12.10
2011	-	16.18	16.28	-	-	0.25	0.45	(7.54)	(7.39)
2010	-	17.50	17.58	-	-	0.25	0.45	19.95	20.25

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Guggenheim VIF StylePlus Small Growth(b)(c)
2014	2,098	11.64	14.68	26,161	-	0.25	1.45	4.02	5.31
2013	-	11.19	13.94	-	-	0.25	1.45	11.90	36.80
2012	-	-	10.19	-	-	0.25	-	-	1.90
Guggenheim VIF Total Return Bond(b)(c)
2014	161,784	10.26	10.38	1,665,358	-	0.25	1.45	3.39	4.67
2013	-	9.82	10.04	-	-	0.25	1.45	(1.70)	0.40
2012	-	9.99	9.99	-	-	0.25	0.45	(0.10)	(0.10)
Guggenheim VIF World Equity Income(c)
2014	8,613	8.65	10.72	74,514	-	0.25	1.45	0.47	1.74
2013	272,407	8.52	10.67	2,321,998	-	0.25	1.45	6.70	15.35
2012	152,397	7.40	7.49	1,127,267	-	0.25	0.45	12.63	12.97
2011	3,651	6.57	6.63	24,198	-	0.25	0.45	(18.59)	(18.55)
2010	8,180	8.07	8.14	66,318	-	0.25	0.45	11.77	11.97
Ibbotson Aggressive Growth ETF Asset Allocation(b)
2014	4,393	10.53	11.71	46,255	1.94	0.25	1.45	(0.09)	1.12
2013	-	10.54	11.58	-	-	0.25	1.45	5.40	14.43
2012	-	10.12	10.12	-	-	0.25	1.45	1.20	1.20
Ibbotson Balanced ETF Asset Allocation(b)
2014	42,102	10.30	11.04	437,881	1.97	0.25	1.45	-	1.19
2013	7,140	10.30	10.91	74,683	2.68	0.25	1.45	3.00	8.23
2012	-	10.08	10.08	-	-	0.25	1.45	0.80	0.80
Ibbotson Conservative ETF Asset Allocation(b)
2014	21,513	9.79	9.89	211,401	2.05	0.25	1.45	(1.71)	(0.60)
2013	-	9.93	9.96	-	-	0.25	1.45	(0.90)	(0.40)
2012	-	10.02	10.02	-	-	0.25	1.45	0.20	0.20

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Ibbotson Growth ETF Asset Allocation(b)
2014	34,666	10.48	11.54	370,785	1.68	0.25	1.45	0.10	1.23
2013	7,180	10.47	11.40	76,490	2.23	0.25	1.45	4.70	12.76
2012	-	10.11	10.11	-	-	0.25	0.45	1.10	1.10
Ibbotson Income and Growth ETF Asset Allocation(b)
2014	7,000	10.02	10.44	71,356	0.49	0.25	1.45	(1.28)	0.00
2013	24,906	10.15	10.44	259,391	2.84	0.25	1.45	1.50	3.88
2012	-	10.05	10.05	-	-	0.25	0.45	0.50	0.50
Invesco V.I. American Franchise(b)
2014	-	12.26	13.30	-	-	0.25	1.45	3.46	4.72
2013	-	11.85	12.70	-	-	0.25	1.45	18.50	35.39
2012	-	9.35	9.38	-	-	0.25	0.45	9.48	9.71
2011	-	8.54	8.55	-	-	0.25	0.45	(14.60)	(14.50)
Invesco V.I. American Value(b)
2014	48,249	11.30	14.05	639,681	0.34	0.25	1.45	4.73	5.96
2013	3,313	10.79	13.26	43,716	0.26	0.25	1.45	7.90	29.62
2012	9,940	10.19	10.23	101,382	1.08	0.25	0.45	13.10	13.41
2011	-	9.01	9.02	-	-	0.25	0.45	(9.90)	(9.80)
Invesco V.I. Comstock(b)
2014	1,497	11.24	14.31	21,299	-	0.25	1.45	4.36	5.61
2013	3,648	10.77	13.55	49,184	2.40	0.25	1.45	7.70	31.30
2012	1,190	10.28	10.32	12,271	1.89	0.25	0.45	14.86	15.18
2011	781	8.95	8.96	6,990	-	0.25	0.45	(10.50)	(10.40)
Invesco V.I. Equity and Income(b)
2014	37,234	10.85	12.69	411,714	2.43	0.25	1.45	4.03	5.31
2013	9,967	10.43	12.05	111,572	1.80	0.25	1.45	4.30	20.86
2012	3,353	9.93	9.97	33,296	3.51	0.25	0.45	8.52	8.84
2011	-	9.15	9.16	-	-	0.25	0.45	(8.50)	(8.40)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Invesco V.I. Global Core Equity(b)
2014	1,290	10.34	10.42	13,335	-	0.25	1.45	(3.90)	(2.71)
2013	-	10.65	10.76	-	-	0.25	1.45	7.60	18.34
2012	-	9.02	9.05	-	-	0.25	0.45	9.60	9.83
2011	-	8.23	8.24	-	-	0.25	0.45	(17.70)	(17.60)
Invesco V.I. Global Health Care(b)
2014	24,349	12.56	16.99	403,890	-	0.25	1.45	14.18	15.58
2013	24,322	11.00	14.70	351,387	0.66	0.25	1.45	10.00	35.73
2012	5,493	10.79	10.83	59,413	-	0.25	0.45	16.40	16.70
2011	488	9.27	9.28	4,518	-	0.25	0.45	(7.30)	(7.20)
Invesco V.I. Global Real Estate(b)
2014	29,644	10.43	12.03	353,892	1.92	0.25	1.45	9.33	10.67
2013	7,341	9.54	10.87	79,489	2.82	0.25	1.45	(4.60)	(0.82)
2012	8,514	10.92	10.96	93,186	0.79	0.25	0.45	23.53	23.70
2011	3,293	8.84	8.86	29,182	-	0.25	0.45	(11.60)	(11.40)
Invesco V.I. Government Securities(b)
2014	33,910	9.70	9.82	330,382	2.84	0.25	1.45	(0.61)	0.51
2013	1,219	9.71	9.77	11,881	0.23	0.25	1.45	(6.18)	(2.40)
2012	31,680	10.35	10.38	327,906	0.41	0.25	0.45	(1.24)	(1.14)
2011	-	10.48	10.50	-	-	0.25	0.45	4.80	5.00
Invesco V.I. Growth and Income(b)
2014	1,433	11.14	13.73	19,514	1.63	0.25	1.45	5.19	6.52
2013	1,172	10.59	12.89	15,029	2.32	0.25	1.45	5.90	29.42
2012	-	9.92	9.96	-	-	0.25	0.45	10.47	10.67
2011	-	8.98	9.00	-	-	0.25	0.45	(10.20)	(10.00)
Invesco V.I. High Yield(b)
2014	10,309	9.92	10.93	111,781	141.17	0.25	1.45	(2.84)	(1.62)
2013	7,131	10.21	11.11	78,870	6.92	0.25	1.45	2.10	3.35
2012	29,766	10.72	10.75	319,243	27.70	0.25	0.45	13.08	13.16
2011	8,504	9.48	9.50	80,665	-	0.25	0.45	(5.20)	(5.00)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Invesco V.I. International Growth
2014	18,021	10.06	10.56	183,145	1.43	0.25	1.45	(4.35)	(3.13)
2013	5,509	10.40	11.04	57,116	1.02	0.25	1.45	10.40	14.92
2012	9,829	9.07	9.18	89,019	2.63	0.25	0.45	11.29	11.54
2011	10,411	8.15	8.23	84,858	1.10	0.25	0.45	(10.14)	(9.96)
2010	11,414	9.07	9.14	103,828	1.60	0.25	0.45	8.88	9.07
Invesco V.I. Managed Volatility(b)(c)
2014	11,713	11.08	13.44	151,286	0.89	0.25	1.45	15.06	16.36
2013	2,048	9.63	11.55	23,510	4.02	0.25	1.45	(3.70)	7.04
2012	379	10.75	10.79	4,070	2.91	0.25	0.45	-	(0.19)
2011	368	10.77	10.79	3,960	-	0.25	0.45	7.70	7.90
Invesco V.I. Mid Cap Core Equity
2014	3,052	10.63	12.16	36,490	-	0.25	1.45	(0.37)	0.91
2013	5,186	10.67	12.05	61,623	0.11	0.25	1.45	6.70	24.36
2012	7,576	9.58	9.69	73,071	-	0.25	0.45	6.92	7.07
2011	3,524	8.96	9.05	31,717	0.10	0.25	0.45	(9.68)	(9.50)
2010	10,517	9.92	10.00	104,941	0.33	0.25	0.45	9.86	10.13
Invesco V.I. Mid Cap Growth(b)
2014	4,728	11.48	12.27	57,499	-	0.25	1.45	3.05	4.25
2013	554	11.14	11.77	6,481	4.20	0.25	1.45	11.40	32.25
2012	-	8.87	8.90	-	-	0.25	0.45	7.78	8.01
2011	-	8.23	8.24	-	-	0.25	0.45	(17.70)	(17.60)
Invesco V.I. S&P 500 Index(b)
2014	257,907	11.70	14.17	3,392,970	2.31	0.25	1.45	8.03	9.34
2013	5,253	10.83	12.96	67,745	3.19	0.25	1.45	8.30	27.43
2012	-	10.17	10.17	-	-	0.25	0.45	1.70	1.70

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Invesco V.I. Small Cap Equity(b)
2014	1,817	10.76	12.47	22,484	-	0.25	1.45	(2.36)	(1.11)
2013	1,214	11.02	12.61	15,243	-	0.25	1.45	10.20	32.60
2012	1,199	9.47	9.51	11,365	-	0.25	0.45	9.73	10.07
2011	-	8.63	8.64	-	-	0.25	0.45	(13.70)	(13.60)
Ivy Funds VIP Asset Strategy(b)
2014	11,876	10.24	11.05	123,865	0.42	0.25	1.45	(9.38)	(8.30)
2013	6,632	11.30	12.05	79,453	-	0.25	1.45	13.00	21.11
2012	-	9.91	9.95	-	-	0.25	0.45	15.10	15.43
2011	-	8.61	8.62	-	-	0.25	0.45	(13.90)	(13.80)
Ivy Funds VIP Balanced(b)
2014	8,826	11.03	12.83	112,140	0.32	0.25	1.45	2.89	4.14
2013	6,334	10.72	12.32	77,617	0.80	0.25	1.45	7.20	19.73
2012	2,511	10.26	10.29	25,715	2.86	0.25	0.45	8.00	8.09
2011	-	9.50	9.52	-	-	0.25	0.45	(5.00)	(4.80)
Ivy Funds VIP Core Equity(b)
2014	1,751	11.72	14.34	21,439	-	0.25	1.45	4.92	6.14
2013	-	11.17	13.51	-	-	0.25	1.45	11.70	29.28
2012	-	10.42	10.45	-	-	0.25	0.45	14.63	14.84
2011	-	9.09	9.10	-	-	0.25	0.45	(9.10)	(9.00)
Ivy Funds VIP Dividend Opportunities(b)
2014	7,708	11.45	12.66	96,841	1.30	0.25	1.45	5.05	6.39
2013	5,466	10.90	11.90	64,719	2.39	0.25	1.45	9.00	25.40
2012	-	9.45	9.49	-	-	0.25	0.45	9.25	9.58
2011	-	8.65	8.66	-	-	0.25	0.45	(13.50)	(13.40)
Ivy Funds VIP Energy(b)
2014	9,154	8.17	9.16	75,511	-	0.25	1.45	(14.47)	(13.37)
2013	14,866	9.45	10.71	140,478	-	0.25	1.45	7.10	23.70
2012	1,288	7.66	7.68	9,864	-	0.25	0.45	(2.05)	(1.92)
2011	518	7.82	7.83	4,054	-	0.25	0.45	(21.80)	(21.70)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Ivy Funds VIP Global Bond(b)
2014	11,460	9.52	9.61	109,036	0.88	0.25	1.45	(4.28)	(3.03)
2013	-	9.83	10.04	-	-	0.25	1.45	(1.70)	0.40
2012	1,598	10.00	10.04	16,053	5.78	0.25	0.45	2.77	2.97
2011	-	9.73	9.75	-	-	0.25	0.45	(2.70)	(2.50)
Ivy Funds VIP Growth(b)
2014	14,455	12.38	14.69	210,721	0.11	0.25	1.45	6.91	8.25
2013	2,050	11.58	13.57	27,671	0.26	0.25	1.45	15.80	32.13
2012	844	10.24	10.27	8,644	0.12	0.25	0.45	8.94	9.14
2011	-	9.40	9.41	-	-	0.25	0.45	(6.00)	(5.90)
Ivy Funds VIP High Income(b)
2014	77,454	10.02	11.90	862,829	8.96	0.25	1.45	(2.53)	(1.41)
2013	168,160	10.28	12.07	2,013,607	7.36	0.25	1.45	2.80	7.00
2012	93,173	11.24	11.28	1,047,949	6.50	0.25	0.45	14.58	14.87
2011	9,460	9.81	9.82	92,799	-	0.25	0.45	(1.90)	(1.80)
Ivy Funds VIP International Core Equity(b)
2014	48,214	10.39	10.89	501,010	1.61	0.25	1.45	(2.94)	(1.78)
2013	18,110	10.60	11.22	192,064	2.18	0.25	1.45	12.20	21.00
2012	38,007	8.78	8.81	333,845	-	0.25	0.45	9.48	9.58
2011	-	8.02	8.04	-	-	0.25	0.45	(19.80)	(19.60)
Ivy Funds VIP Limited-Term Bond(b)
2014	7,918	9.40	9.50	74,818	0.60	0.25	1.45	(3.46)	(2.27)
2013	8,531	9.64	9.84	82,537	-	0.25	1.45	(3.89)	(1.60)
2012	16,544	10.03	10.07	166,246	5.93	0.25	0.45	(0.20)	(0.10)
2011	-	10.05	10.06	-	-	0.25	0.45	0.50	0.60
Ivy Funds VIP Mid Cap Growth(b)
2014	5,989	11.28	12.83	74,670	-	0.25	1.45	3.11	4.48
2013	9,195	10.94	12.28	112,063	-	0.25	1.45	9.40	25.69
2012	4,648	9.73	9.77	45,242	-	0.25	0.45	9.70	10.02
2011	-	8.87	8.88	-	-	0.25	0.45	(11.30)	(11.20)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Ivy Funds VIP Real Estate Securities(b)
2014	5,640	11.38	13.57	67,718	1.46	0.25	1.45	24.51	26.00
2013	1,780	9.14	10.77	19,073	-	0.25	1.45	(8.60)	(2.09)
2012	-	10.97	11.00	-	-	0.25	0.45	13.80	13.87
2011	-	9.64	9.66	-	-	0.25	0.45	(3.60)	(3.40)
Ivy Funds VIP Science and Technology(b)
2014	11,052	11.81	15.44	145,335	-	0.25	1.45	(1.58)	(0.39)
2013	13,155	12.00	15.50	195,506	-	0.25	1.45	20.00	51.37
2012	319	10.20	10.24	3,255	-	0.25	0.45	23.49	23.82
2011	-	8.26	8.27	-	-	0.25	0.45	(17.40)	(17.30)
Ivy Funds VIP Small Cap Growth(b)
2014	4,642	10.92	11.12	50,881	-	0.25	1.45	(2.88)	(1.70)
2013	-	11.12	11.45	-	-	0.25	1.45	14.50	38.83
2012	591	8.03	8.06	4,746	-	0.25	0.45	1.52	1.77
2011	-	7.91	7.92	-	-	0.25	0.45	(20.90)	(20.80)
Ivy Funds VIP Small Cap Value(b)
2014	8,965	10.96	12.34	109,845	0.01	0.25	1.45	2.43	3.61
2013	309	10.70	11.91	3,656	20.15	0.25	1.45	7.00	29.32
2012	315	9.18	9.21	2,895	-	0.25	0.45	14.61	14.84
2011	-	8.01	8.02	-	-	0.25	0.45	(19.90)	(19.80)
Ivy Funds VIP Value(b)
2014	24,143	11.49	13.74	329,944	0.63	0.25	1.45	6.09	7.34
2013	-	10.83	12.80	-	2.09	0.25	1.45	8.30	31.01
2012	1,073	9.73	9.77	10,441	-	0.25	0.45	14.88	15.08
2011	-	8.47	8.49	-	-	0.25	0.45	(15.30)	(15.10)
Janus Aspen Enterprise(b)
2014	15,986	11.67	14.10	210,648	0.03	0.25	1.45	7.36	8.63
2013	9,116	10.87	12.98	114,810	0.39	0.25	1.45	8.70	27.88
2012	9,129	10.12	10.15	92,604	-	0.25	0.45	13.07	13.15
2011	6,498	8.95	8.97	58,223	-	0.25	0.45	(10.50)	(10.30)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Janus Aspen Forty(b)
2014	10,535	11.72	14.19	148,336	0.01	0.25	1.45	3.72	5.03
2013	507	11.30	13.51	6,819	5.94	0.25	1.45	13.00	26.74
2012	496	10.62	10.66	5,269	7.71	0.25	0.45	19.59	19.91
2011	-	8.88	8.89	-	-	0.25	0.45	(11.20)	(11.10)
Janus Aspen Janus Portfolio(b)
2014	1,048	11.87	14.00	14,567	0.22	0.25	1.45	7.81	9.20
2013	1,017	11.01	12.82	12,980	0.01	0.25	1.45	10.10	25.81
2012	60,472	10.16	10.19	614,062	-	0.25	0.45	14.29	14.49
2011	-	8.89	8.90	-	-	0.25	0.45	(11.10)	(11.00)
Janus Aspen Overseas(b)
2014	2,253	6.74	9.24	16,867	3.33	0.25	1.45	(15.92)	(14.91)
2013	739	7.93	10.99	5,864	0.04	0.25	1.45	9.90	10.68
2012	14,480	7.19	7.21	104,109	-	0.25	0.45	9.44	9.57
2011	-	6.57	6.58	-	-	0.25	0.45	(34.30)	(34.20)
Janus Aspen Perkins Mid Cap Value(b)
2014	23,849	10.90	12.15	287,658	1.27	0.25	1.45	3.71	5.01
2013	23,145	10.51	11.57	266,471	0.79	0.25	1.45	5.10	21.79
2012	462	9.47	9.50	4,375	1.65	0.25	0.45	7.01	7.22
2011	-	8.85	8.86	-	-	0.25	0.45	(11.50)	(11.40)
JPMorgan Insurance Trust Intrepid MidCap Portfolio(b)
2014	10,126	12.24	15.46	125,530	0.46	0.25	1.45	10.47	11.87
2013	2,061	11.08	13.82	22,823	-	0.25	1.45	10.80	35.76
2012	-	10.18	10.18	-	-	0.25	0.45	1.80	1.80
JPMorgan Insurance Trust Small Cap Core Portfolio(b)
2014	3,538	11.59	14.84	51,078	-	0.25	1.45	4.60	5.85
2013	1,476	11.08	14.02	19,703	0.14	0.25	1.45	10.80	37.45
2012	-	10.20	10.20	-	-	0.25	0.45	2.00	2.00

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
JPMorgan Insurance Trust US Equity Portfolio(b)
2014	6,998	11.98	14.72	102,620	-	0.25	1.45	8.61	10.01
2013	-	11.03	13.38	-	-	0.25	1.45	10.30	31.56
2012	-	10.17	10.17	-	-	0.25	0.45	1.70	1.70
Lord Abbett Series Bond-Debenture VC(b)
2014	909,487	10.19	11.29	9,277,978	9.01	0.25	1.45	(0.20)	0.98
2013	5,460	10.21	11.18	60,721	4.56	0.25	1.45	2.10	4.68
2012	6,718	10.64	10.68	71,595	5.70	0.25	0.45	8.68	8.98
2011	6,816	9.79	9.80	66,770	11.47	0.25	0.45	(2.10)	(2.00)
Lord Abbett Series Developing Growth VC(b)
2014	13,558	11.38	14.17	175,232	-	0.25	1.45	(0.78)	0.43
2013	17,891	11.47	14.11	247,186	-	0.25	1.45	14.70	51.72
2012	2,255	9.27	9.30	20,897	-	0.25	0.45	8.29	8.52
2011	-	8.56	8.57	-	-	0.25	0.45	(14.40)	(14.30)
Lord Abbett Series Fundamental Equity VC(b)
2014	11,645	11.08	12.68	146,465	0.87	0.25	1.45	2.50	3.76
2013	-	10.81	12.22	-	-	0.25	1.45	8.10	31.40
2012	-	9.27	9.30	-	-	0.25	0.45	6.92	7.02
2011	-	8.67	8.69	-	-	0.25	0.45	(13.30)	(13.10)
Lord Abbett Series Growth and Income VC(b)
2014	607	11.15	12.88	7,752	0.71	0.25	1.45	2.95	4.21
2013	590	10.83	12.36	7,253	0.60	0.25	1.45	8.30	31.49
2012	577	9.36	9.40	5,402	1.93	0.25	0.45	8.21	8.55
2011	-	8.65	8.66	-	-	0.25	0.45	(13.50)	(13.40)
Lord Abbett Series Growth Opportunities VC(b)
2014	757	11.28	12.17	9,069	-	0.25	1.45	1.44	2.61
2013	-	11.12	11.86	-	-	0.25	1.45	11.20	32.81
2012	-	8.90	8.93	-	-	0.25	0.45	10.15	10.38
2011	-	8.08	8.09	-	-	0.25	0.45	(19.20)	(19.10)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Lord Abbett Series Mid Cap Stock VC(b)
2014	1,645	11.39	13.00	21,119	0.85	0.25	1.45	6.65	7.97
2013	-	10.68	12.04	-	-	0.25	1.45	6.80	26.21
2012	12,660	9.51	9.54	120,326	1.30	0.25	0.45	10.71	10.93
2011	-	8.59	8.60	-	-	0.25	0.45	(14.10)	(14.00)
Lord Abbett Series Total Return VC(b)
2014	23,205	10.04	10.68	245,881	2.71	0.25	1.45	1.41	2.69
2013	9,278	9.90	10.40	95,943	1.35	0.25	1.45	(4.44)	(1.00)
2012	16,462	10.82	10.86	178,156	3.51	0.25	0.45	3.15	3.33
2011	-	10.49	10.51	-	-	0.25	0.45	4.90	5.10
Lord Abbett Series Value Opportunities VC(b)
2014	2,544	11.44	13.16	33,209	0.19	0.25	1.45	4.19	5.45
2013	-	10.98	12.48	-	-	0.25	1.45	9.80	34.48
2012	-	9.25	9.28	-	-	0.25	0.45	7.18	7.28
2011	-	8.63	8.65	-	-	0.25	0.45	(13.70)	(13.50)
MFS VIT Emerging Markets Equity(b)
2014	12,083	8.30	9.07	100,418	0.41	0.25	1.45	(10.99)	(9.95)
2013	6,510	9.24	10.19	60,052	2.03	0.25	1.45	(8.61)	1.90
2012	-	10.11	10.11	-	-	0.25	0.45	1.10	1.10
MFS VIT High Yield(b)
2014	850	9.98	10.19	8,635	-	0.25	1.45	(1.96)	(0.78)
2013	-	10.18	10.27	-	-	0.25	1.45	1.80	2.70
2012	-	10.00	10.00	-	-	0.25	1.45	-	-
MFS VIT International Value(a)
2014	12,006	9.59	9.67	115,340	2.29	0.25	1.45	(4.10)	(3.30)

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
MFS VIT Investors Growth Stock(b)
2014	1,605	11.65	14.36	22,874	0.18	0.25	1.45	6.30	7.57
2013	736	10.96	13.35	9,762	0.76	0.25	1.45	9.60	25.94
2012	-	10.56	10.60	-	-	0.25	0.45	12.70	12.89
2011	-	9.37	9.39	-	-	0.25	0.45	(6.30)	(6.10)
MFS VIT Investors Trust(b)
2014	-	11.56	14.16	-	-	0.25	1.45	5.86	7.19
2013	-	10.92	13.21	-	-	0.25	1.45	9.20	27.51
2012	1,573	10.32	10.36	16,238	-	0.25	0.45	14.79	15.11
2011	-	8.99	9.00	-	-	0.25	0.45	(10.10)	(10.00)
MFS VIT New Discovery(b)
2014	11,868	9.90	11.26	132,663	-	0.25	1.45	(11.53)	(10.42)
2013	8,569	11.19	12.57	107,160	-	0.25	1.45	11.90	36.63
2012	-	9.17	9.20	-	-	0.25	0.45	16.82	17.05
2011	-	7.85	7.86	-	-	0.25	0.45	(21.50)	(21.40)
MFS VIT Research(b)
2014	3,528	11.35	14.19	49,697	0.75	0.25	1.45	5.09	6.45
2013	3,424	10.80	13.33	45,412	0.79	0.25	1.45	8.00	27.80
2012	3,323	10.40	10.43	34,544	1.12	0.25	0.45	12.92	13.12
2011	-	9.21	9.22	-	-	0.25	0.45	(7.90)	(7.80)
MFS VIT Research Bond(b)
2014	24,849	9.99	10.40	255,919	2.60	0.25	1.45	1.01	2.26
2013	15,379	9.89	10.17	155,481	0.80	0.25	1.45	(4.62)	(1.10)
2012	33,857	10.60	10.64	358,959	2.87	0.25	0.45	3.41	3.60
2011	-	10.25	10.27	-	-	0.25	0.45	2.50	2.70
MFS VIT Research International(b)
2014	5,391	9.53	9.66	51,685	1.57	0.25	1.45	(11.10)	(10.06)
2013	3,333	10.68	10.74	35,602	0.35	0.25	1.45	7.20	14.87
2012	721	9.32	9.35	6,722	2.66	0.25	0.45	12.42	12.65
2011	442	8.29	8.30	3,660	-	0.25	0.45	(17.10)	(17.00)
(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
MFS VIT Total Return(b)
2014	4,237	10.80	12.33	49,692	3.88	0.25	1.45	3.55	4.76
2013	22,434	10.43	11.77	262,480	3.24	0.25	1.45	4.30	14.94
2012	-	10.20	10.24	-	-	0.25	0.45	7.14	7.45
2011	-	9.52	9.53	-	-	0.25	0.45	(4.80)	(4.70)
MFS VIT Utilities(b)
2014	46,379	11.17	13.39	570,613	1.80	0.25	1.45	7.51	8.86
2013	15,327	10.39	12.30	183,449	1.71	0.25	1.45	3.90	16.37
2012	7,338	10.53	10.57	77,196	12.22	0.25	0.45	9.35	9.65
2011	6,796	9.63	9.64	65,414	-	0.25	0.45	(3.70)	(3.60)
Morgan Stanley UIF Emerging Markets Debt(b)
2014	2,639	8.77	9.66	23,172	217.57	0.25	1.45	(1.63)	(0.34)
2013	526	8.82	9.82	4,644	8.23	0.25	1.45	(11.89)	(1.80)
2012	-	10.01	10.01	-	-	0.25	0.45	0.10	0.10
Morgan Stanley UIF Emerging Markets Equity(b)
2014	908	8.89	9.24	8,340	2.73	0.25	1.45	(8.70)	(7.56)
2013	-	9.64	10.12	-	-	0.25	1.45	(4.46)	1.20
2012	-	10.09	10.09	-	-	0.25	1.45	0.90	0.90
Neuberger Berman AMT Guardian
2014	5,780	11.62	13.06	68,496	0.15	0.25	1.45	4.31	5.58
2013	1,074	11.14	12.37	13,102	0.83	0.25	1.45	11.40	34.31
2012	1,063	9.10	9.21	9,673	0.23	0.25	0.45	8.98	9.12
2011	1,512	8.35	8.44	12,665	0.49	0.25	0.45	(6.29)	(6.01)
2010	577	8.91	8.98	5,177	0.10	0.25	0.45	14.97	15.28
Neuberger Berman AMT Socially Responsive(b)
2014	331	11.55	13.35	4,384	0.12	0.25	1.45	5.29	6.63
2013	346	10.97	12.52	4,305	0.56	0.25	1.45	9.70	33.05
2012	336	9.38	9.41	3,147	0.19	0.25	0.45	6.96	7.18
2011	-	8.77	8.78	-	-	0.25	0.45	(12.30)	(12.20)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Oppenheimer Global Fund/VA(b)
2014	7,161	10.70	11.91	83,680	1.21	0.25	1.45	(2.37)	(1.24)
2013	4,198	10.96	12.06	50,360	0.62	0.25	1.45	9.60	22.94
2012	9,972	9.77	9.81	97,468	-	0.25	0.45	16.87	17.06
2011	-	8.36	8.38	-	-	0.25	0.45	(16.40)	(16.20)
Oppenheimer Global Strategic Income Fund/VA(b)
2014	4,556	9.73	10.01	45,250	0.07	0.25	1.45	(2.01)	(0.79)
2013	320,769	9.93	10.09	3,217,311	0.10	0.25	1.45	(3.74)	(0.70)
2012	418	10.42	10.46	4,366	8.62	0.25	0.45	9.22	9.53
2011	405	9.54	9.55	3,868	-	0.25	0.45	(4.60)	(4.50)
Oppenheimer International Growth Fund/VA(b)
2014	59,816	9.75	11.08	644,702	1.68	0.25	1.45	(11.20)	(10.14)
2013	15,455	10.98	12.33	183,329	0.20	0.25	1.45	9.80	21.72
2012	-	10.09	10.13	-	-	0.25	0.45	17.46	17.79
2011	-	8.59	8.60	-	-	0.25	0.45	(14.10)	(14.00)
Oppenheimer Main Street Small Cap Fund/VA
2014	17,395	11.76	14.04	234,553	0.57	0.25	1.45	6.81	8.08
2013	15,417	11.01	12.99	197,508	0.26	0.25	1.45	10.10	36.16
2012	276	9.43	9.54	2,601	0.50	0.25	0.45	13.75	13.98
2011	736	8.29	8.37	6,139	-	0.25	0.45	(5.69)	(5.53)
2010	1,048	8.79	8.86	9,224	0.34	0.25	0.45	18.94	19.09
PIMCO VIT All Asset(b)
2014	18,798	9.63	10.06	187,508	4.09	0.25	1.45	(3.89)	(2.71)
2013	23,315	10.02	10.34	239,853	5.38	0.25	1.45	(3.29)	0.20
2012	17,389	10.63	10.67	184,963	8.58	0.25	0.45	10.84	11.15

2011	-	9.59	9.60	-	-	0.25	0.45	(4.10)	(4.00)
(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
PIMCO VIT CommodityRealReturn Strategy(b)
2014	5,353	5.51	7.41	29,406	0.20	0.25	1.45	(22.16)	(21.28)
2013	4,331	7.01	9.52	30,229	0.43	0.25	1.45	(17.63)	(4.80)
2012	15,743	8.51	8.54	133,814	1.98	0.25	0.45	1.55	1.79
2011	514	8.38	8.39	4,301	11.63	0.25	0.45	(16.20)	(16.10)
PIMCO VIT Emerging Markets Bond(b)
2014	34,101	9.57	10.29	345,868	7.06	0.25	1.45	(2.94)	(1.91)
2013	28,491	9.86	10.49	297,092	4.41	0.25	1.45	(10.16)	(1.40)
2012	60,458	11.61	11.65	702,108	3.39	0.25	0.45	13.71	13.99
2011	8,482	10.21	10.22	86,588	1.14	0.25	0.45	2.10	2.20
PIMCO VIT Foreign Bond (Unhedged)(b)
2014	2,096	9.28	9.57	19,471	3.08	0.25	1.45	(4.11)	(2.91)
2013	3,172	9.58	9.98	30,380	3.93	0.25	1.45	(9.71)	(0.20)
2012	-	10.61	10.65	-	-	0.25	0.45	1.63	1.91
2011	-	10.44	10.45	-	-	0.25	0.45	4.40	4.50
PIMCO VIT Global Bond (Unhedged)
2014	2,034	9.54	12.16	24,593	3.04	0.25	1.45	(2.25)	(1.14)
2013	4,642	9.76	12.30	56,623	0.74	0.25	1.45	(11.68)	(2.40)
2012	1,635	13.78	13.89	22,648	1.87	0.25	0.45	3.22	3.43
2011	1,673	13.35	13.43	22,426	3.27	0.25	0.45	3.81	4.03
2010	-	12.86	12.91	-	-	0.25	0.45	7.80	7.94
PIMCO VIT High Yield
2014	6,438	10.01	16.77	106,657	20.67	0.25	1.45	(1.28)	(0.06)
2013	32,903	10.14	16.78	546,999	4.62	0.25	1.45	1.40	2.19
2012	207,642	16.28	16.42	3,379,931	2.23	0.25	0.45	10.30	10.57
2011	7,504	14.76	14.85	110,743	5.15	0.25	0.45	(0.27)	(0.07)
2010	3,148	14.80	14.86	46,741	5.69	0.25	0.45	10.45	10.65

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
PIMCO VIT Low Duration Administrative Class(e)
2014	4,886	10.44	10.60	51,273	1.18	0.25	1.45	(2.52)	(2.39)
2013	6,566	10.71	10.86	70,576	1.45	0.25	1.45	(3.51)	(3.38)
2012	6,851	11.10	11.24	76,266	1.90	0.25	0.45	2.21	2.46
2011	7,800	10.86	10.97	84,860	1.63	0.25	0.45	(2.34)	(2.05)
2010	12,082	11.12	11.20	134,289	1.88	0.25	0.45	1.74	1.91
PIMCO VIT Low Duration Advisor Class(b)
2014	77,077	9.34	9.54	721,304	1.12	0.25	1.45	(3.73)	(2.49)
2013	46,057	9.59	9.91	442,981	1.40	0.25	1.45	(3.62)	(0.90)
2012	43,580	9.95	9.99	434,200	1.82	0.25	0.45	2.16	2.36
2011	2,419	9.74	9.76	23,565	2.11	0.25	0.45	(2.60)	(2.40)
PIMCO VIT Real Return Administrative Class(e)
2014	1,816	11.45	11.64	21,084	1.45	0.25	1.45	(0.43)	(0.17)
2013	1,769	11.50	11.66	20,586	1.31	0.25	1.45	(12.35)	(12.13)
2012	3,214	13.12	13.27	42,299	1.06	0.25	0.45	5.13	5.23
2011	3,349	12.48	12.61	41,917	2.29	0.25	0.45	7.87	8.15
2010	5,554	11.57	11.66	64,218	1.62	0.25	0.45	4.42	4.57
PIMCO VIT Real Return Advisor Class(b)
2014	57,706	9.46	9.80	560,760	1.48	0.25	1.45	(1.56)	(0.41)
2013	46,555	9.61	9.84	455,444	1.51	0.25	1.45	(12.37)	(3.90)
2012	50,507	11.16	11.20	564,082	1.06	0.25	0.45	4.89	5.16
2011	4,890	10.64	10.65	52,036	3.71	0.25	0.45	6.40	6.50
PIMCO VIT Short-Term(b)
2014	69,696	9.43	9.47	657,175	0.41	0.25	1.45	(3.76)	(2.67)
2013	28,252	9.71	9.84	274,202	0.49	0.25	1.45	(2.90)	(1.60)
2012	-	10.00	10.00	-	-	0.25	0.45	-	-

(b) Prior year new subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
PIMCO VIT Total Return Administrative Class(e)
2014	3,538	12.40	12.60	44,157	2.18	0.25	1.45	0.73	0.96
2013	10,715	12.31	12.48	132,878	1.89	0.25	1.45	(5.31)	(5.10)
2012	28,994	13.00	13.15	378,616	2.48	0.25	0.45	5.86	6.05
2011	40,952	12.28	12.40	504,396	2.49	0.25	0.45	0.08	0.32
2010	70,165	12.27	12.36	862,087	2.49	0.25	0.45	4.51	4.66
PIMCO VIT Total Return Advisor Class(b)
2014	154,449	9.82	10.13	1,544,256	2.79	0.25	1.45	(0.41)	0.80
2013	80,291	9.86	10.05	801,512	2.67	0.25	1.45	(5.40)	(1.40)
2012	90,260	10.56	10.60	954,352	2.19	0.25	0.45	5.71	6.00
2011	30,926	9.99	10.00	308,955	2.06	0.25	0.45	(0.10)	(0.10)
Pioneer Bond VCT(b)
2014	16,159	9.95	10.05	161,207	3.35	0.25	1.45	1.11	2.46
2013	1,883	9.73	9.94	18,573	1.76	0.25	1.45	(2.60)	(0.60)
2012	-	9.99	9.99	-	-	0.25	0.45	(0.10)	(0.10)
Pioneer Emerging Markets VCT(b)
2014	13,545	8.06	9.04	109,172	-	0.25	1.45	(16.61)	(15.64)
2013	-	9.57	10.84	-	-	0.25	1.45	(5.53)	8.40
2012	-	10.13	10.13	-	-	0.25	1.45	1.30	1.30
Pioneer Equity Income VCT(b)
2014	3,604	11.43	13.79	49,536	2.68	0.25	1.45	7.83	9.18
2013	3,501	10.60	12.63	44,171	3.91	0.25	1.45	6.00	24.68
2012	-	10.13	10.13	-	-	0.25	0.45	1.30	1.30
Pioneer High Yield VCT(b)
2014	31,939	9.77	10.50	313,157	24.92	0.25	1.45	(4.68)	(3.49)
2013	15,085	10.25	10.88	163,730	2.35	0.25	1.45	2.50	8.26
2012	-	10.05	10.05	-	-	0.25	0.45	0.50	0.50

(b) Prior year new subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Pioneer Strategic Income VCT(b)
2014	3,516	9.77	9.83	34,360	3.50	0.25	1.45	(0.91)	0.41
2013	3,312	9.75	9.92	32,300	3.42	0.25	1.45	(2.50)	(0.80)
2012	-	10.00	10.00	-	-	0.25	1.45	-	-
Power Income VIT(b)
2014	194,320	9.43	9.70	1,841,330	3.35	0.25	1.45	(5.42)	(4.24)
2013	195,226	9.97	10.13	1,968,988	0.37	0.25	1.45	(0.30)	1.30
2012	-	10.00	10.00	-	-	0.25	1.45	-	-
Probabilities Fund(b)
2014	1,147,959	9.95	10.35	11,566,075	-	0.25	1.45	0.20	1.37
2013	1,289,893	9.93	10.21	13,000,446	-	0.25	1.45	(0.70)	2.10
Putnam VT Absolute Return 500(b)
2014	24,282	9.84	10.17	239,055	-	0.25	1.45	(0.71)	0.49
2013	47,825	9.91	10.12	478,688	-	0.25	1.45	(0.90)	0.80
2012	-	10.04	10.04	-	-	0.25	0.45	0.40	0.40
Putnam VT Diversified Income(b)
2014	14,865	9.79	10.14	148,684	4.85	0.25	1.45	(4.02)	(2.87)
2013	4,976	10.20	10.44	51,817	-	0.25	1.45	2.00	4.40
2012	-	10.00	10.00	-	-	0.25	1.45	-	-
Putnam VT Equity Income(b)
2014	50,920	11.54	14.22	660,264	1.27	0.25	1.45	7.75	9.05
2013	4,618	10.71	13.04	51,049	0.60	0.25	1.45	7.10	28.22
2012	-	10.17	10.17	-	-	0.25	0.45	1.70	1.70
Putnam VT Global Asset Allocation(b)
2014	909	11.10	12.41	10,085	-	0.25	1.45	4.72	5.98
2013	-	10.60	11.71	-	-	0.25	1.45	6.00	15.60
2012	-	10.13	10.13	-	-	0.25	1.45	1.30	1.30

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Putnam VT Growth Opportunities(b)
2014	11,222	12.40	14.84	165,814	0.02	0.25	1.45	8.96	10.25
2013	-	11.38	13.46	-	-	0.25	1.45	13.80	31.83
2012	-	10.21	10.21	-	-	0.25	1.45	2.10	2.10
Putnam VT High Yield(b)
2014	12,546	9.94	10.26	128,134	11.46	0.25	1.45	(2.83)	(1.72)
2013	828,702	10.23	10.44	8,631,767	-	0.25	1.45	2.30	4.40
2012	-	10.00	10.00	-	-	0.25	0.45	-	-
Putnam VT Income(b)
2014	182,881	10.11	10.23	1,856,953	0.72	0.25	1.45	1.79	3.05
2013	11,538	9.83	10.05	113,431	-	0.25	1.45	(1.60)	0.50
2012	-	9.99	9.99	-	-	0.25	0.45	(0.10)	(0.10)
Putnam VT Investors(b)
2014	11,488	12.00	14.68	158,644	-	0.25	1.45	8.89	10.29
2013	-	11.02	13.31	-	-	0.25	1.45	10.20	30.75
2012	-	10.18	10.18	-	-	0.25	1.45	1.80	1.80
Putnam VT Voyager(b)
2014	-	12.39	15.09	-	-	0.25	1.45	4.91	6.19
2013	-	11.81	14.21	-	-	0.25	1.45	18.10	39.18
2012	-	10.21	10.21	-	-	0.25	0.45	2.10	2.10
Rydex VIF Banking(c)
2014	37,033	4.62	10.62	170,896	1.56	0.25	1.45	(1.12)	0.00
2013	37,405	4.62	10.74	172,789	1.56	0.25	1.45	7.40	25.07
2012	19,531	3.70	3.75	72,336	0.50	0.25	0.45	19.74	20.19
2011	1,296	3.09	3.12	4,002	0.16	0.25	0.45	(24.82)	(24.64)
2010	6,210	4.11	4.14	25,515	0.55	0.25	0.45	9.31	9.52

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VIF Basic Materials(c)
2014	20,296	9.91	10.21	201,252	4.42	0.25	1.45	(6.07)	(4.91)
2013	25,574	10.44	10.87	271,499	0.42	0.25	1.45	(2.25)	8.70
2012	10,446	10.68	10.80	111,678	-	0.25	0.45	7.01	7.14
2011	5,975	9.98	10.08	59,821	-	0.25	0.45	(19.26)	(19.10)
2010	18,094	12.36	12.46	224,196	0.39	0.25	0.45	22.38	22.64
Rydex VIF Biotechnology(c)
2014	8,514	13.73	27.21	160,505	-	0.25	1.45	26.89	28.47
2013	6,595	10.82	21.18	137,952	-	0.25	1.45	8.20	49.26
2012	1,641	14.02	14.19	23,077	-	0.25	0.45	31.40	31.63
2011	1,789	10.67	10.78	19,139	-	0.25	0.45	6.81	7.05
2010	274	9.99	10.07	2,733	-	0.25	0.45	6.96	7.13
Rydex VIF Commodities Strategy(c)
2014	7,952	3.91	6.05	33,094	-	0.25	1.45	(36.91)	(36.17)
2013	3,879	6.13	9.59	23,767	-	0.25	1.45	(6.55)	(4.10)
2012	1,797	6.56	6.64	11,796	-	0.25	0.45	(4.79)	(4.60)
2011	1,587	6.89	6.96	10,918	41.45	0.25	0.45	(9.70)	(9.61)
2010	1,267	7.63	7.70	9,690	-	0.25	0.45	4.38	4.62
Rydex VIF Consumer Products(c)
2014	58,057	11.10	16.28	777,206	2.39	0.25	1.45	7.77	9.04
2013	15,633	10.30	14.93	230,422	1.66	0.25	1.45	3.00	24.11
2012	8,643	11.89	12.03	102,873	1.26	0.25	0.45	5.41	5.53
2011	13,302	11.28	11.40	150,253	1.10	0.25	0.45	9.83	10.14
2010	10,844	10.27	10.35	111,512	1.50	0.25	0.45	13.36	13.61
Rydex VIF Dow 2x Strategy(c)
2014	14,472	12.64	13.05	185,013	-	0.25	1.45	11.76	13.08
2013	6,782	11.31	11.54	73,844	-	0.25	1.45	13.10	57.44
2012	384,052	7.24	7.33	2,778,546	-	0.25	0.45	13.13	13.47
2011	30,392	6.40	6.46	194,232	-	0.25	0.45	5.44	5.56
2010	15,351	6.07	6.12	93,078	0.38	0.25	0.45	20.44	20.71

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VIF Electronics(c)
2014	5,762	9.45	12.77	54,722	-	0.25	1.45	18.35	19.85
2013	4,821	7.90	10.79	38,201	0.24	0.25	1.45	7.90	30.67
2012	6,326	6.05	6.13	38,339	-	0.25	0.45	(2.42)	(2.08)
2011	9,510	6.20	6.26	58,991	-	0.25	0.45	(19.38)	(19.23)
2010	12,641	7.69	7.75	97,214	-	0.25	0.45	5.92	6.02
Rydex VIF Energy(c)
2014	14,652	8.32	9.32	130,506	0.12	0.25	1.45	(22.17)	(21.28)
2013	11,974	10.69	11.84	139,881	0.27	0.25	1.45	6.90	19.60
2012	5,559	9.79	9.90	54,442	-	0.25	0.45	(1.01)	(0.90)
2011	1,228	9.89	9.99	12,182	-	0.25	0.45	(9.02)	(8.85)
2010	10,944	10.87	10.96	119,270	0.31	0.25	0.45	15.03	15.25
Rydex VIF Energy Services(c)
2014	7,771	6.99	7.81	56,498	-	0.25	1.45	(32.46)	(31.55)
2013	1,907	10.35	11.41	21,478	-	0.25	1.45	3.50	19.85
2012	1,849	9.40	9.52	17,394	-	0.25	0.45	(3.09)	(2.76)
2011	3,223	9.70	9.79	31,162	-	0.25	0.45	(12.30)	(12.20)
2010	2,553	11.06	11.15	28,211	-	0.25	0.45	21.81	21.99
Rydex VIF Europe 1.25x Strategy(c)
2014	315	5.24	9.64	1,651	0.20	0.25	1.45	(16.25)	(15.29)
2013	6,529	6.20	11.51	58,827	0.12	0.25	1.45	15.10	19.85
2012	7,688	5.18	5.24	39,835	0.67	0.25	0.45	17.46	17.75
2011	3,019	4.41	4.45	13,315	-	0.25	0.45	(17.90)	(17.88)
2010	6,924	5.37	5.42	37,190	0.17	0.25	0.45	(13.80)	(13.56)
Rydex VIF Financial Services(c)
2014	36,736	6.48	11.19	242,497	1.85	0.25	1.45	7.70	9.11
2013	13,643	5.96	10.39	81,721	0.76	0.25	1.45	3.90	23.52
2012	5,032	4.84	4.89	24,375	0.28	0.25	0.45	18.63	18.69
2011	75	4.08	4.12	306	-	0.25	0.45	(17.74)	(17.60)
2010	-	4.96	5.00	-	-	0.25	0.45	10.47	10.62

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VIF Government Long Bond 1.2x Strategy(c)
2014	6,382	11.89	14.99	92,687	2.17	0.25	1.45	28.82	30.35
2013	11,229	9.23	11.50	105,785	1.02	0.25	1.45	(21.03)	(7.70)
2012	12,113	14.36	14.53	173,913	1.19	0.25	0.45	(0.42)	(0.27)
2011	14,478	14.42	14.57	208,510	2.25	0.25	0.45	36.68	37.06
2010	1,080	10.55	10.63	11,342	22.30	0.25	0.45	6.35	6.51
Rydex VIF Health Care(c)
2014	110,405	13.11	17.25	1,733,618	-	0.25	1.45	19.29	20.63
2013	10,993	10.99	14.30	155,102	0.16	0.25	1.45	9.90	37.24
2012	14,159	10.29	10.42	145,997	-	0.25	0.45	13.20	13.38
2011	3,902	9.09	9.19	35,666	-	0.25	0.45	1.11	1.43
2010	3,516	8.99	9.06	31,643	0.09	0.25	0.45	3.10	3.31
Rydex VIF Internet(c)
2014	3,232	11.77	14.65	43,903	-	0.25	1.45	(2.49)	(1.28)
2013	1,422	12.07	14.84	20,923	-	0.25	1.45	20.70	46.35
2012	-	10.02	10.14	-	-	0.25	0.45	15.30	15.49
2011	4,981	8.69	8.78	43,744	-	0.25	0.45	(14.89)	(14.76)
2010	5,405	10.21	10.30	55,626	-	0.25	0.45	16.69	16.91
Rydex VIF Inverse Dow 2x Strategy(c)
2014	4,463	1.07	6.09	27,177	-	0.25	1.45	(25.18)	(24.31)
2013	-	1.42	8.14	-	-	0.25	1.45	(45.86)	(18.60)
2012	36,137	2.62	2.66	95,714	-	0.25	0.45	(25.14)	(24.86)
2011	3,852	3.50	3.54	13,493	-	0.25	0.45	(29.58)	(29.34)
2010	-	4.97	5.01	7	-	0.25	0.45	(32.75)	(32.57)
Rydex VIF Inverse Government Long Bond Strategy(c)
2014	36,605	2.94	7.32	107,805	-	0.25	1.45	(28.24)	(27.43)
2013	13,709	4.06	10.20	55,700	-	0.25	1.45	2.00	11.65
2012	3,891	3.65	3.69	14,169	-	0.25	0.45	(9.20)	(9.11)
2011	-	4.02	4.06	-	-	0.25	0.45	(32.89)	(32.78)
2010	-	5.99	6.04	-	-	0.25	0.45	(15.75)	(15.52)

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VIF Inverse Mid-Cap Strategy(c)
2014	-	2.38	7.41	-	-	0.25	1.45	(15.41)	(14.49)
2013	-	2.79	8.76	-	-	0.25	1.45	(30.08)	(12.40)
2012	-	3.99	4.04	-	-	0.25	0.45	(21.15)	(20.94)
2011	-	5.06	5.11	-	-	0.25	0.45	(10.44)	(10.35)
2010	-	5.65	5.70	-	-	0.25	0.45	(27.84)	(27.66)
Rydex VIF Inverse NASDAQ-100 Strategy(c)
2014	2,138	2.08	6.40	4,451	-	0.25	1.45	(22.24)	(21.21)
2013	-	2.64	8.23	2	-	0.25	1.45	(31.61)	(17.70)
2012	1,440	3.86	3.91	5,557	-	0.25	0.45	(21.38)	(21.17)
2011	-	4.91	4.96	-	-	0.25	0.45	(13.10)	(12.98)
2010	-	5.65	5.70	-	-	0.25	0.45	(23.96)	(23.80)
Rydex VIF Inverse Russell 2000 Strategy(c)
2014	-	2.32	7.47	-	-	0.25	1.45	(12.84)	(11.61)
2013	11,307	2.64	8.57	96,835	-	0.25	1.45	(33.25)	(14.30)
2012	-	3.95	4.00	-	-	0.25	0.45	(20.84)	(20.63)
2011	-	4.99	5.04	-	-	0.25	0.45	(10.89)	(10.64)
2010	7,251	5.60	5.64	40,608	-	0.25	0.45	(30.09)	(29.94)
Rydex VIF Inverse S&P 500 Strategy(c)
2014	2,861	3.06	7.13	20,394	-	0.25	1.45	(18.23)	(17.29)
2013	-	3.70	8.72	-	-	0.25	1.45	(29.12)	(12.80)
2012	2,555	5.22	5.28	13,318	-	0.25	0.45	(19.82)	(19.63)
2011	7,170	6.51	6.57	46,666	-	0.25	0.45	(12.15)	(12.05)
2010	5,268	7.41	7.47	39,015	-	0.25	0.45	(19.72)	(19.59)
Rydex VIF Japan 2x Strategy(c)
2014	3,363	7.37	8.45	24,786	-	0.25	1.45	(19.14)	(18.16)
2013	7,616	9.01	10.45	68,657	-	0.25	1.45	4.50	51.07
2012	-	5.98	6.05	-	-	0.25	0.45	16.12	16.35
2011	-	5.15	5.20	-	-	0.25	0.45	(31.33)	(31.22)
2010	-	7.50	7.56	-	-	0.25	0.45	11.77	12.00

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VIF Leisure(c)
2014	4,484	11.51	12.64	55,530	0.15	0.25	1.45	2.86	4.03
2013	7,945	11.19	12.15	95,241	0.96	0.25	1.45	11.90	37.91
2012	342	8.71	8.81	2,975	-	0.25	0.45	17.23	17.47
2011	-	7.43	7.50	-	-	0.25	0.45	(1.07)	(0.92)
2010	759	7.51	7.57	5,740	0.17	0.25	0.45	26.01	26.17
Rydex VIF Mid-Cap 1.5x Strategy(c)
2014	105,212	11.99	14.21	1,452,022	-	0.25	1.45	7.05	8.39
2013	6,168	11.20	13.11	79,717	-	0.25	1.45	12.00	45.34
2012	17,054	8.91	9.02	151,870	-	0.25	0.45	20.08	20.43
2011	14,224	7.42	7.49	105,511	-	0.25	0.45	(10.71)	(10.51)
2010	8,861	8.31	8.37	73,630	-	0.25	0.45	32.96	33.07
Rydex VIF NASDAQ-100(c)
2014	102,631	12.80	17.11	1,447,984	-	0.25	1.45	12.38	13.69
2013	21,133	11.39	15.05	301,731	-	0.25	1.45	13.90	30.42
2012	13,737	11.41	11.54	156,864	-	0.25	0.45	12.86	13.03
2011	12,893	10.11	10.21	130,730	-	0.25	0.45	(1.37)	(1.16)
2010	9,328	10.25	10.33	95,711	-	0.25	0.45	14.53	14.78
Rydex VIF NASDAQ-100 2x Strategy(c)
2014	17,922	17.31	24.17	396,672	-	0.25	1.45	30.64	32.29
2013	10,660	13.25	18.27	193,659	-	0.25	1.45	32.50	74.50
2012	135	10.35	10.47	1,405	-	0.25	0.45	29.54	29.74
2011	218	7.99	8.07	1,742	-	0.25	0.45	(3.97)	(3.81)
2010	-	8.32	8.39	-	-	0.25	0.45	32.27	32.54
Rydex VIF Nova(c)
2014	14,671	12.00	12.85	180,649	0.10	0.25	1.45	13.42	14.78
2013	5,342	10.47	11.33	56,010	-	0.25	1.45	13.30	44.29
2012	2,928	7.27	7.36	21,336	-	0.25	0.45	18.02	18.33
2011	4,626	6.16	6.22	28,473	0.04	0.25	0.45	(4.50)	(4.31)
2010	2,999	6.45	6.50	19,327	0.09	0.25	0.45	15.80	16.07

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VIF Precious Metals(c)
2014	24,417	3.93	7.39	99,235	0.14	0.25	1.45	(20.96)	(19.84)
2013	20,250	4.92	9.35	99,910	0.39	0.25	1.45	(47.99)	(6.50)
2012	68,801	9.46	9.57	651,479	-	0.25	0.45	(7.35)	(7.18)
2011	18,620	10.21	10.31	190,757	0.06	0.25	0.45	(26.65)	(26.51)
2010	27,350	13.92	14.03	381,475	-	0.25	0.45	33.33	33.62
Rydex VIF Real Estate(c)
2014	291,246	8.35	10.76	2,538,047	1.69	0.25	1.45	15.70	17.13
2013	211,411	7.14	9.30	1,509,471	0.08	0.25	1.45	(7.00)	0.56
2012	164,008	7.11	7.20	1,166,225	0.29	0.25	0.45	14.31	14.65
2011	21,587	6.22	6.28	134,438	2.89	0.25	0.45	(1.27)	(1.10)
2010	21,014	6.30	6.35	132,276	2.19	0.25	0.45	20.69	20.95
Rydex VIF Retailing(c)
2014	31,952	11.08	14.25	356,855	-	0.25	1.45	3.94	5.24
2013	6,995	10.66	13.54	75,882	-	0.25	1.45	6.60	31.46
2012	-	10.18	10.30	-	-	0.25	0.45	12.86	13.06
2011	382	9.02	9.11	3,451	-	0.25	0.45	1.69	1.90
2010	1,031	8.87	8.94	9,145	-	0.25	0.45	20.84	21.14
Rydex VIF Russell 2000 1.5x Strategy(c)
2014	4,442	11.06	11.43	49,221	-	0.25	1.45	(0.26)	0.90
2013	9,323	10.97	11.46	103,209	-	0.25	1.45	14.60	53.52
2012	11,354	7.16	7.25	81,389	-	0.25	0.45	17.96	18.27
2011	17,418	6.07	6.13	105,785	-	0.25	0.45	(15.22)	(14.98)
2010	10,686	7.16	7.21	76,458	-	0.25	0.45	33.27	33.33
Rydex VIF Russell 2000 2x Strategy(c)
2014	6,467	9.04	12.19	58,457	-	0.25	1.45	0.58	1.88
2013	821	8.89	12.12	7,304	-	0.25	1.45	21.20	79.68
2012	955	4.96	5.02	4,740	-	0.25	0.45	24.94	25.19
2011	365	3.97	4.01	1,447	-	0.25	0.45	(22.16)	(21.98)
2010	-	5.10	5.14	-	-	0.25	0.45	43.26	43.58

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VIF S&P 500 2x Strategy(c)
2014	285,193	11.55	14.13	3,397,032	-	0.25	1.45	19.24	20.66
2013	1,558	9.59	11.85	14,921	-	0.25	1.45	18.50	63.26
2012	-	5.88	5.96	-	-	0.25	0.45	24.84	25.21
2011	403	4.71	4.76	1,897	-	0.25	0.45	(7.10)	(6.85)
2010	879	5.07	5.11	4,448	-	0.25	0.45	21.00	21.38
Rydex VIF S&P 500 Pure Growth(c)
2014	121,196	12.04	15.74	1,626,936	-	0.25	1.45	7.50	8.85
2013	32,227	11.20	14.46	458,426	-	0.25	1.45	12.00	36.80
2012	16,270	10.45	10.57	169,955	-	0.25	0.45	9.54	9.65
2011	13,325	9.54	9.64	127,216	-	0.25	0.45	(4.50)	(4.27)
2010	10,067	9.99	10.07	100,983	-	0.25	0.45	20.80	21.03
Rydex VIF S&P 500 Pure Value(c)
2014	20,099	12.06	13.04	249,340	1.94	0.25	1.45	6.16	7.41
2013	8,722	11.36	12.14	104,527	-	0.25	1.45	13.60	40.67
2012	13,655	8.53	8.63	116,571	4.92	0.25	0.45	18.14	18.22
2011	8,256	7.22	7.30	59,765	0.06	0.25	0.45	(6.48)	(6.17)
2010	11,991	7.72	7.78	93,025	1.50	0.25	0.45	16.27	16.47
Rydex VIF S&P MidCap 400 Pure Growth(c)
2014	14,249	10.56	16.43	218,486	-	0.25	1.45	(5.80)	(4.70)
2013	7,411	11.21	17.24	105,185	-	0.25	1.45	12.10	29.82
2012	3,938	13.12	13.28	51,633	-	0.25	0.45	12.04	12.35
2011	3,360	11.71	11.82	39,377	-	0.25	0.45	(4.02)	(3.82)
2010	757	12.20	12.29	9,284	-	0.25	0.45	28.15	28.29
Rydex VIF S&P MidCap 400 Pure Value(c)
2014	9,965	11.08	11.99	116,761	0.16	0.25	1.45	2.03	3.36
2013	2,043	10.86	11.60	23,374	0.05	0.25	1.45	8.60	31.37
2012	4,921	8.72	8.83	43,150	-	0.25	0.45	12.95	13.35
2011	4,576	7.72	7.79	35,321	-	0.25	0.45	(10.23)	(10.15)
2010	-	8.60	8.67	-	-	0.25	0.45	16.06	16.38

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VIF S&P SmallCap 600 Pure Growth(c)
2014	7,863	10.87	13.73	100,604	-	0.25	1.45	(4.31)	(3.17)
2013	14,394	11.36	14.18	201,304	-	0.25	1.45	13.60	36.74
2012	1,695	10.24	10.37	17,380	-	0.25	0.45	6.89	7.13
2011	6,366	9.58	9.68	61,100	-	0.25	0.45	-	0.21
2010	-	9.58	9.66	-	-	0.25	0.45	21.11	21.36
Rydex VIF S&P SmallCap 600 Pure Value(c)
2014	4,602	10.76	11.07	49,947	-	0.25	1.45	(3.15)	(1.95)
2013	7,814	11.11	11.29	87,580	1.53	0.25	1.45	11.10	38.36
2012	14,516	8.07	8.16	117,405	-	0.25	0.45	16.28	16.57
2011	10,912	6.94	7.00	75,682	-	0.25	0.45	(12.48)	(12.39)
2010	532	7.93	7.99	4,218	-	0.25	0.45	20.88	21.06
Rydex VIF Strengthening Dollar 2x Strategy(c)
2014	-	5.93	10.51	-	-	0.25	1.45	17.56	18.97
2013	9,475	4.99	8.94	47,770	-	0.25	1.45	(10.60)	(6.12)
2012	6,347	5.32	5.39	33,783	-	0.25	0.45	(9.52)	(9.26)
2011	16,125	5.88	5.94	94,816	-	0.25	0.45	(7.55)	(7.33)
2010	2,770	6.36	6.41	17,594	-	0.25	0.45	(7.69)	(7.64)
Rydex VIF Technology(c)
2014	42,283	11.77	12.08	506,525	-	0.25	1.45	5.50	6.79
2013	10,719	11.04	11.45	120,932	-	0.25	1.45	14.50	30.99
2012	963	8.44	8.55	8,179	-	0.25	0.45	8.07	8.50
2011	9,431	7.81	7.88	73,649	-	0.25	0.45	(12.25)	(12.15)
2010	4,114	8.90	8.97	36,744	-	0.25	0.45	8.27	8.46
Rydex VIF Telecommunications(c)
2014	18,785	7.10	10.43	143,541	2.80	0.25	1.45	(1.88)	(0.69)
2013	9,095	7.16	10.63	87,949	-	0.25	1.45	6.30	13.62
2012	18,638	6.31	6.39	117,687	0.13	0.25	0.45	1.28	1.59
2011	7,970	6.23	6.29	49,677	2.43	0.25	0.45	(17.26)	(17.13)
2010	293	7.53	7.59	2,203	1.94	0.25	0.45	10.57	10.80

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VIF Transportation(c)
2014	11,198	13.39	14.05	154,677	-	0.25	1.45	17.46	18.87
2013	3,297	11.40	11.82	38,516	-	0.25	1.45	14.00	45.93
2012	13,012	8.01	8.10	104,178	-	0.25	0.45	13.62	13.76
2011	7,431	7.05	7.12	52,382	-	0.25	0.45	(14.13)	(13.91)
2010	3,066	8.21	8.27	25,226	-	0.25	0.45	20.03	20.20
Rydex VIF U.S. Government Money Market(c)(d)
2014	3,467,238	7.96	9.36	28,556,051	-	0.25	1.45	(4.29)	(3.23)
2013	906,959	8.24	9.78	7,664,853	-	0.25	1.45	(3.40)	(2.20)
2012	1,233,594	8.53	8.64	10,524,782	-	0.25	0.45	(3.40)	(3.14)
2011	216,262	8.83	8.92	1,914,302	-	0.25	0.45	(3.39)	(3.25)
2010	114,106	9.14	9.22	1,044,738	0.01	0.25	0.45	(3.48)	(3.15)
Rydex VIF Utilities(c)
2014	138,913	11.35	12.45	1,700,942	0.69	0.25	1.45	17.62	19.02
2013	5,828	9.65	10.46	60,105	4.10	0.25	1.45	(3.50)	9.99
2012	3,468	9.40	9.51	32,652	4.74	0.25	0.45	(2.29)	(2.16)
2011	2,443	9.62	9.72	23,514	3.38	0.25	0.45	12.38	12.63
2010	4,688	8.56	8.63	40,286	3.66	0.25	0.45	3.26	3.48
Rydex VIF Weakening Dollar 2x Strategy(c)
2014	5,544	6.02	7.80	33,372	-	0.25	1.45	(25.36)	(24.44)
2013	4,767	7.98	10.45	38,036	-	0.25	1.45	(6.12)	4.50
2012	4,487	8.50	8.60	38,233	-	0.25	0.45	(2.63)	(2.49)
2011	737	8.73	8.82	6,504	-	0.25	0.45	(7.03)	(6.77)
2010	-	9.39	9.46	-	-	0.25	0.45	(8.75)	(8.60)
SEI VP Balanced Strategy(a)
2014	4,328	9.86	9.94	42,967	4.10	0.25	1.45	(1.40)	(0.60)
SEI VP Conservative Strategy(a)
2014	1,646	9.82	9.90	16,274	2.53	0.25	1.45	(1.80)	(1.00)

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(d) Liquidation. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
SEI VP Defensive Strategy(a)
2014	9,762	9.74	9.82	95,111	1.47	0.25	1.45	(2.60)	(1.80)
SEI VP Market Growth Strategy(a)
2014	18	9.88	9.96	177	4.52	0.25	1.45	(1.20)	(0.40)
SEI VP Market Plus Strategy(a)
2014	3,128	9.96	10.04	31,363	5.06	0.25	1.45	(0.40)	0.40
T. Rowe Price Blue Chip Growth(b)
2014	85,506	12.11	15.27	1,222,080	-	0.25	1.45	4.13	5.38
2013	41,940	11.63	14.49	594,429	-	0.25	1.45	16.30	36.31
2012	5,882	10.59	10.63	62,357	-	0.25	0.45	13.87	14.18
2011	1,398	9.30	9.31	12,990	-	0.25	0.45	(7.00)	(6.90)
T. Rowe Price Equity Income(b)
2014	60,478	10.90	13.35	787,491	1.75	0.25	1.45	2.44	3.73
2013	42,707	10.64	12.87	546,651	1.17	0.25	1.45	6.40	25.19
2012	6,334	10.24	10.28	64,867	2.82	0.25	0.45	12.90	13.22
2011	1,683	9.07	9.08	15,263	1.43	0.25	0.45	(9.30)	(9.20)
T. Rowe Price Health Sciences(b)
2014	41,416	14.27	22.31	808,636	-	0.25	1.45	25.51	27.05
2013	13,908	11.37	17.56	229,774	-	0.25	1.45	13.70	45.73
2012	10,391	12.01	12.05	124,719	-	0.25	0.45	26.55	26.84
2011	6,916	9.49	9.50	65,597	-	0.25	0.45	(5.10)	(5.00)
T. Rowe Price Limited-Term Bond(b)
2014	27,705	9.09	9.43	253,279	0.97	0.25	1.45	(3.97)	(2.86)
2013	23,565	9.37	9.82	220,823	1.39	0.25	1.45	(3.50)	(1.80)
2012	17,803	9.71	9.75	172,872	2.73	0.25	0.45	(1.12)	(0.81)
2011	1,013	9.82	9.83	9,947	1.77	0.25	0.45	(1.80)	(1.70)

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Templeton Developing Markets VIP Fund(c)
2014	27,701	8.97	14.88	393,989	1.65	0.25	1.45	(12.40)	(11.32)
2013	17,004	10.24	16.78	275,966	2.24	0.25	1.45	(4.27)	2.40
2012	20,113	17.35	17.49	349,608	1.12	0.25	0.45	9.33	9.52
2011	9,937	15.87	15.97	158,527	0.91	0.25	0.45	(18.70)	(18.52)
2010	11,863	19.52	19.60	232,190	0.44	0.25	0.45	13.62	13.82
Templeton Foreign VIP Fund(c)
2014	1,611	9.56	15.22	18,077	13.84	0.25	1.45	(15.02)	(13.96)
2013	342	11.25	17.69	5,988	21.91	0.25	1.45	12.50	19.04
2012	-	14.74	14.86	-	-	0.25	0.45	14.26	14.40
2011	-	12.90	12.99	-	3.37	0.25	0.45	(13.65)	(13.46)
2010	8,738	14.94	15.01	130,883	0.07	0.25	0.45	4.70	4.97
Templeton Global Bond VIP Fund(b)(c)
2014	91,052	9.77	10.15	914,690	4.19	0.25	1.45	(2.59)	(1.36)
2013	65,506	10.03	10.29	670,035	6.05	0.25	1.45	(1.82)	0.30
2012	80,839	10.43	10.46	842,994	5.71	0.25	0.45	11.19	11.40
2011	1,274	9.38	9.39	11,958	-	0.25	0.45	(6.20)	(6.10)
Templeton Growth VIP Fund(b)(c)
2014	12,173	10.43	11.83	142,503	1.26	0.25	1.45	(7.04)	(5.89)
2013	7,843	11.22	12.57	98,081	-	0.25	1.45	12.20	26.59
2012	-	9.89	9.93	-	-	0.25	0.45	16.90	17.24
2011	-	8.46	8.47	-	-	0.25	0.45	(15.40)	(15.30)
Third Avenue Value(b)
2014	7,096	10.36	10.56	74,128	3.63	0.25	1.45	(0.10)	1.05
2013	6,766	10.37	10.45	70,287	6.94	0.25	1.45	3.70	15.21
2012	615	9.04	9.07	5,557	6.44	0.25	0.45	22.99	23.23
2011	-	7.35	7.36	-	-	0.25	0.45	(26.50)	(26.40)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Transparent Value Directional Allocation VI(a)
2014	7,951	9.60	9.67	76,694	-	0.25	1.45	(4.00)	(3.30)
Van Eck VIP Global Gold(b)
2014	16,533	6.95	7.87	130,115	0.39	0.25	1.45	(10.16)	(9.00)
2013	4,718	7.66	8.76	41,344	-	0.25	1.45	(23.40)	(12.40)
Van Eck VIP Global Hard Assets(b)
2014	10,066	6.16	8.40	69,587	-	0.25	1.45	(22.87)	(22.01)
2013	15,913	7.90	10.89	125,605	0.77	0.25	1.45	6.47	8.90
2012	42,872	7.42	7.44	317,882	1.04	0.25	0.45	(0.40)	(0.27)
2011	3,260	7.45	7.46	24,272	-	0.25	0.45	(25.50)	(25.40)
Virtus International Series(b)
2014	9,992	9.18	9.47	91,713	4.16	0.25	1.45	(8.15)	(6.97)
2013	4,913	9.89	10.31	48,571	3.29	0.25	1.45	(1.10)	3.10
Virtus Multi-Sector Fixed Income Series(b)
2014	15,985	9.51	9.80	151,979	5.04	0.25	1.45	(2.49)	(1.34)
2013	2,605	9.66	10.05	25,157	4.91	0.25	1.45	(3.40)	0.50
Virtus Premium AlphaSector Series(b)
2014	372,239	10.51	11.19	3,929,000	0.29	0.25	1.45	(2.23)	(1.06)
2013	120,742	10.75	11.31	1,302,379	0.39	0.25	1.45	7.50	13.10
Virtus Real Estate Securities Series(b)
2014	14,781	11.19	11.39	166,767	1.65	0.25	1.45	25.86	27.36
2013	-	8.80	9.05	-	-	0.25	1.45	(12.00)	(9.50)
Virtus Small-Cap Growth Series(a)
2014	3,436	11.21	11.30	38,786	-	0.25	1.45	12.10	13.00
Virtus Strategic Allocation Series(b)
2014	921	10.95	11.38	10,086	2.12	0.25	1.45	2.82	4.02
2013	-	10.65	10.94	-	-	0.25	1.45	6.50	9.40

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Voya MidCap Opportunities Portfolio(b)(c)
2014	2	11.15	13.58	32	-	0.25	1.45	3.62	4.95
2013	-	10.76	12.94	-	-	0.25	1.45	7.60	27.24
2012	-	10.17	10.17	-	-	0.25	1.45	1.70	1.70
VY Clarion Global Real Estate Portfolio(b)(c)
2014	10,497	10.51	11.14	114,649	0.85	0.25	1.45	8.69	9.97
2013	9,347	9.67	10.13	94,494	4.81	0.25	1.45	(3.30)	0.20
2012	-	10.11	10.11	-	-	0.25	1.45	10.11	1.10
VY Clarion Real Estate Portfolio(b)(c)
2014	13,215	11.33	12.53	162,818	1.03	0.25	1.45	24.10	25.68
2013	5,526	9.13	9.97	55,003	2.03	0.25	1.45	(8.70)	(1.38)
2012	-	10.11	10.11	-	-	0.25	1.45	1.10	1.10
Wells Fargo Advantage International Equity VT(b)
2014	3,278	9.41	9.86	30,873	5.57	0.25	1.45	(9.46)	(8.31)
2013	-	10.30	10.89	-	-	0.25	1.45	8.90	15.64
2012	-	8.92	8.95	-	-	0.25	0.45	9.72	9.82
2011	-	8.13	8.15	-	-	0.25	0.45	(18.70)	(18.50)
Wells Fargo Advantage Omega Growth VT(b)
2014	20,606	11.45	13.45	257,089	-	0.25	1.45	(0.61)	0.60
2013	7,194	11.52	13.37	89,164	-	0.25	1.45	15.20	35.32
2012	-	9.84	9.88	-	-	0.25	0.45	16.31	16.65
2011	-	8.46	8.47	-	-	0.25	0.45	(15.40)	(15.30)
Wells Fargo Advantage Opportunity VT
2014	2,242	11.42	13.98	28,201	0.07	0.25	1.45	5.64	6.88
2013	1,091	10.81	13.08	14,065	0.16	0.25	1.45	8.10	26.50
2012	1,672	10.22	10.34	17,081	0.04	0.25	0.45	11.57	11.78
2011	1,081	9.16	9.25	9,903	0.17	0.25	0.45	(8.67)	(8.51)
2010	2,455	10.03	10.11	24,738	2.35	0.25	0.45	19.55	19.79

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Wells Fargo Advantage Small Cap Value VT(b)
2014	6,845	10.28	10.67	72,712	0.42	0.25	1.45	(0.10)	1.14
2013	7,016	10.29	10.55	73,782	0.77	0.25	1.45	2.90	11.17
2012	8,947	9.46	9.49	84,892	0.74	0.25	0.45	10.13	10.35
2011	12,383	8.59	8.60	106,484	-	0.25	0.45	(14.10)	(14.00)
Western Asset Variable Global High Yield Bond(b)
2014	480,717	9.60	9.80	4,614,332	0.12	0.25	1.45	(5.79)	(4.67)
2013	2,876	10.19	10.28	29,583	1.30	0.25	1.45	1.90	2.70
2012	-	10.01	10.01	-	-	0.25	0.45	0.10	0.10

(b) Prior year new subaccount. See Note 1.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.  The disclosed range represents the lowest expense ratio to highest expense ratio, respectively.  Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

PART C
OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

a.	Financial Statements

The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014; and (2) the audited financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2014, and for each of the specified periods ended December 31, 2014 and 2013, or for such portions of such periods as disclosed in the financial statements.

b.	Exhibits

(1)	Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)

(2)	Not Applicable

(3)	(a)	Marketing Organization Agreement(q)
(b)	SBL Variable Products Broker/Dealer Sales Agreement(q)
(c)	SBL Variable Product Sales Agreement (3-Way Agreement) (Form 9482C 7-00)(c)
(d)	Marketing Organization Agreement Commission Schedule
(e)	Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, SBL Variable Product Sales, and Anti-Money Laundering and Suitability Agreements(g)
(f)	Distribution Agreement(ah)
(g)	Marketing Organization Amendment – Supervisory Fee(m)
(h)	Service Facilities Agreement(t)
(i)	Commission Schedule – EliteDesigns II(ag)

(4)	(a)	Individual Contract (Form V6029 11-00)(l)
(b)	Individual Contract-Unisex (Form V6029 11-00U)(l)
(c)	Tax-Sheltered Annuity Endorsement (Form V6101 9-05)(h)
(d)	Individual Retirement Annuity Endorsement (Form V6849A R9-03)(e)
(e)	Roth IRA Endorsement (Form V6851A (R9-03))(e)
(f)	403a Endorsement (Form V6057 10-98)(b)
(g)	Credit Enhancement Rider (Form V6084 11-01)(d)
(h)	Dollar for Dollar Living Benefit Rider (Form V6094 R9-05)(m)
(i)	Return of Premium or Contract Value Death Benefit Rider (Form V6105 10-06)(l)
(j)	Individual Retirement Annuity Endorsement (Form V6849A R9-10)(w)
(k)	Roth IRA Endorsement (Form V6851A R9-10)(w)
(l)	Nursing Home Endorsement (Form 6052 10-10)(w)
(m)	Terminal Illness Endorsement (Form 6053 10-10)(w)
(n)	Tax Sheltered Annuity Endorsement (Form V6101 R9-10)(w)

(5)	(a)	Application (Form V9101 10-06)(l)
(b)	Application (Form V9101 10-06)(v)
(c)	Application – Unisex (Form V9101 U 10-06)(l)
(d)	Application – Unisex (Form V9101 U 10-06)(v)

(e)	Application – Generic (Form V9101 (11-10)(w)
(f)	EliteDesigns II Application – Generic(ag)

(6)	(a)	Composite of Articles of Incorporation of SBL(f)
(b)	Bylaws of SBL

(7)	Not Applicable

(8)	(a)	Participation Agreement – AIM – Variable Insurance Funds(ae)
(b)	Participation Agreement – AllianceBernstein(ac)
(c)	Participation Agreement – ALPS (Ibbotson)
(d)	Participation Agreement – American Century – Variable Insurance Funds(z)
(e)	Participation Agreement – American Funds(ai)
(f)	Participation Agreement – BlackRock – Variable Funds(w)
(g)	Participation Agreement – DFA Investment Dimensions Group Inc. (Dimensional)(ab)
(h)	Participation Agreement – Dreyfus – Variable Insurance Funds(ae)
(i)	Participation Agreement – DWS(w)
(j)	Participation Agreement – Eaton Vance(ai)
(k)	Participation Agreement – Federated(ac)
(l)	Participation Agreement – Fidelity VIP(c)
(i)	Amendment No. 1(c)
(ii)	Amendment No. 2(m)
(iii)	Amendment No. 3(r)
(m)	Participation Agreement – Franklin Templeton – Variable Insurance Funds
(n)	Participation Agreement – Fred Alger(ag)
(o)	Participation Agreement – Goldman Sachs – Variable Insurance Funds(aa)
(p)	Participation Agreement – ING(ac)
(q)	Participation Agreement – Ivy – Variable Insurance Funds(ai)
(r)	Participation Agreement – Janus Aspen Series(ac)
(s)	Participation Agreement – JPMorgan(ac)
(t)	Participation Agreement – Legg Mason(x)
(u)	Participation Agreement – Lord Abbett(w)
(v)	Participation Agreement – MFS(ac)
(w)	Participation Agreement – Morgan Stanley(ac)
(x)	Participation Agreement – Neuberger Berman – AMT Funds(s)
(y)	Participation Agreement – Northern Lights (7Twelve Balanced)(ag)
(z)	Participation Agreement – Northern Lights (Adaptive Allocation)(ac)
(aa)	Participation Agreement – Northern Lights (Innealta)(ac)
(ab)	Participation Agreement – Northern Lights (Power Income)(ac)
(ac)	Participation Agreement – Northern Lights (Probabilities)(ag)
(ad)	Participation Agreement – Oppenheimer – Variable Funds(w)
(ae)	Participation Agreement – PIMCO – Variable Insurance Funds(aa)
(af)	Participation Agreement – Pioneer(ac)
(ag)	Participation Agreement – Potomac (Direxion)
(ah)	Participation Agreement – Putnam(ac)
(ai)	Participation Agreement – Rydex – Variable Funds(k)
(i)	Amendment No. 6(m)
(aj)	Participation Agreement – SBL(ai)
(ak)	Participation Agreement – SEI(ai)
(al)	Participation Agreement – T. Rowe Price(ae)
(i)	Amendment No. 4(af)

(am)	Participation Agreement – Third Avenue(w)
(an)	Participation Agreement – Transparent Value
(ao)	Participation Agreement – Van Eck(ai)
(ap)	Participation Agreement – Virtus(ag)
(aq)	Participation Agreement – Wells Fargo – Variable Funds(ae)
(ar)	Information Sharing Agreement – AIM(n)
(as)	Information Sharing Agreement – ALPS (Ibbotson)(ae)
(at)	Information Sharing Agreement – American Century(n)
(au)	Information Sharing Agreement – American Funds(ai)
(av)	Information Sharing Agreement – Direxion(p)
(aw)	Information Sharing Agreement – Dreyfus(n)
(ax)	Information Sharing Agreement – Fidelity Insurance(o)
(ay)	Information Sharing Agreement – Franklin Templeton(ae)
(az)	Information Sharing Agreement – ING(ad)
(ba)	Information Sharing Agreement – Goldman Sachs(o)
(bb)	Information Sharing Agreement – Ivy(ae)
(bc)	Information Sharing Agreement – Janus(o)
(bd)	Information Sharing Agreement – Legg Mason(u)
(be)	Information Sharing Agreement – MFS(n)
(bf)	Information Sharing Agreement – Neuberger Berman(s)
(bg)	Information Sharing Agreement – Oppenheimer(n)
(bh)	Information Sharing Agreement – PIMCO(n)
(bi)	Information Sharing Agreement – Putnam(ae)
(bj)	Information Sharing Agreement – Rydex(n)
(bk)	Information Sharing Agreement – Security Funds(o)
(bl)	Information Sharing Agreement – T. Rowe Price(o)
(bm)	Information Sharing Agreement – Van Eck(ae)
(bn)	Information Sharing Agreement – Wells Fargo(p)

(9)	Opinion of Counsel

(10)	(a)	Consent of Independent Registered Public Accounting Firm
(b)	Consent of Counsel

(11)	Not Applicable

(12)	Not Applicable

(13)	Powers of Attorney of John F. Guyot, Michael P. Kiley, Anthony D. Minella, Roger S. Offermann, Barry G. Ward, and Douglas G. Wolff(ai)

(a)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 11, 2000).
(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed April 30, 1999).
(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002).
(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002).
(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-93947 (filed April 30, 2004).
(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 25, 2005).
(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004).
(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).
(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2005).
(k)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006).
(l)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed November 9, 2006).
(m)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007).

(n)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007).
(o)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).
(p)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).
(q)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 29, 2008).
(r)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2008).
(s)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 27, 2009).
(t)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 27, 2009).
(u)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2009).
(v)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2010)
(w)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 15, 2011).
(x)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 29, 2011).
(y)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed February 16, 2012).
(z)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 30, 2012).
(aa)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 27, 2012).
(ab)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed October 19, 2012).
(ac)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed December 28, 2012).
(ad)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013).
(ae)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed February 21, 2013).
(af)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 30, 2013).
(ag)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2013).
(ah)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 30, 2014).
(ai)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2014).

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices with Depositor
Michael P. Kiley	Chief Executive Officer and Chairman of the Board
Douglas G. Wolff	President and Director
Barry G. Ward	Senior Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer and Director
John F. Guyot	Senior Vice President, General Counsel, Secretary and Director
Anthony D. Minella	Senior Vice President, Chief Investment Officer and Director
Roger S. Offermann	Senior Vice President, Chief Actuary, and Director
Albert J. Dal Porto	Vice President
Susan J. Lacey	Vice President
Benjamin Sclater	Vice President
Jeanne R. Slusher	Vice President and Director of Audit
Christopher D. Swickard	Vice President, Associate General Counsel, and Assistant Secretary
Kevin M. Watt	Vice President
Joseph Wittrock	Vice President
Carmen R. Hill	Second Vice President and Chief Compliance Officer
*Located at One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, Security Benefit Life Insurance Company (“SBL” or “the Company”), is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of SBL.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).  Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2014, are:

Name	Jurisdiction	Percent of Voting Securities Owned
1888 Fund, Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
1900 Capital, Inc.	DE	100%	by Compatriot Capital, Inc.
5180 CLO LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
A24 Films, LLC	DE	66.7%	by SBC Funding, LLC
ACEI Holdco, LLC (fka IIP Bridge Funding, LLC)	DE	100%	by GPFT Holdco, LLC
ACEIG, LLC	DE	100%	by Guggenheim Capital Enterprises, LLC
Advisor Research Center, LLC	MD	100%	by Rydex Fund Services, LLC
AF V - VII entities	DE	100%	by Corporate Funding VI, LLC
AFSP Fund I Partners, LLC	DE	53.6%	by Compatriot Capital, Inc.
Aircraft Mgmt. Company, LLC	DE	100%	by GPFT Holdco, LLC
Anchorage G Holdings, LLC	DE	100%	by Guggenheim Life and Annuity Company
Ann Arbor City Apartments LLC	DE	90%	by Compatriot Capital, Inc.
		10%	by Village Green Holding LLC
Argus Portfolios Holdings Ltd.	CYM	0%	Mgmt. by Guggenheim Partners, LLC
Argus Portfolios SPC	CYM	100%	by Argus Portfolios Holdings Ltd.
ASG Mortgage Investors, LLC	DE	35.3%	by 1900 Capital, Inc.
Asheville Resolution Corporation	DE	100%	by Consolidated Investment Services, Inc.
Asset Consulting Group, LLC	DE	100%	by GWM Holdco, LLC
Aureus Group, LLC	DE	29.9%	by Compatriot Capital, Inc.
BA Seattle Aviation, LLC	KS	100%	by Security Benefit Corporation
Ballinshire investment entities	DE	100%	by EL Funding, LLC
Bandera Strategic credit Partners II, L.P.	DE	0%	Mgmt. by GPIM Holdings VII, LLC
Bennington Stark Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
BFC Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Bingham LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Biscay GSTF III, LLC	DE	100%	by GLAC Holdings, LLC
Bismarck Development Company, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
Black Cat Football, LLC	KS	100%	by Security Benefit Corporation
Bound Brook Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Briggs Construction Equipment, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Briggs Equipment Mexico, Inc.	DE	100%	by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100%	by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100%	by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Briggs International, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Briggs UK Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Cainhoy Land & Timber, LLC	DE	65.5%	by GC Parent Holdings, LLC
Caprock Funding entities	DE	100%	by LCLF investment entities
Carco Services, LLC	DE	100%	by Guggenheim Services, LLC
Cardamom RE HQ, LLC	KS	100%	by Security Benefit Corporation

Name	Jurisdiction	Percent of Voting Securities Owned
CardCash Exchange, Inc.	DE	40%	by CardCash Holdings, LLC
CardCash Holdings, LLC	DE	87.5%	by SBC Funding, LLC
CCE Funding LLC	DE	100%	by Compatriot Capital, Inc.
CCI Historic, Inc.	DE	100%	by Compatriot Capital, Inc.
Cedar Springs (Cayman) Ltd.	CYM	100%	by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
CF-G Funding II, LLC	KS	100%	by Gennessee Insurance Agency, LLC
CF-G Funding III, LLC	KS	100%	by Gennessee Insurance Agency, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CH Kansas, LLC	KS	100%	by Security Benefit Corporation
Channel Capital Group Holdings, LLC	DE	38.3%	by Nominee Holding Company, LLC
Channel Capital Group LLC	DE	100%	by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Cohen Financial Services (DE), LLC	DE	100%	by Pillar Financial, LLC
Community Investments, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Compatriot Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Concord Minutemen (Cayman) Ltd.	CYM	100%	by Concord Minutemen Capital Company, LLC
Concord Minutemen Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Consolidated Investment Services, Inc.	NV	100%	by Sammons Enterprises, Inc.
Controladora Briggs de Mexico S. de R.L. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Copper River CLO Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Corporate Funding V, LLC	DE	100%	by GPFT Holdco, LLC
Corporate Funding VI, LLC	DE	100%	by GPFT Holdco, LLC
CP Aureus FSP, LP	DE	49.5%	by AFSP Fund I Partners, LLC
Crown Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Crown Point Funding (Cayman), Ltd.	CYM	100%	by Crown Point Capital Company, LLC
CSFC, LLC	DE	100%	by The Liberty Hampshire Company, LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4%	by 1900 Capital, Inc.
dcp Funding LLC	DE	27.8%	by Guggenheim Life and Annuity Company
		0%	Mgmt. by Guggenheim Corporate Funding, LLC
Deferred Compensation investment entities	DE	36-100%	by GC Deferred Compensation I, LLC
dick clark entities	DE	100%	by dcp Funding LLC
DLPG, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
DS Funding LLC	DE	100%	by SL Funding, LLC
Dunbarre Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
E2M Fund II Holdco, LP	DE	47.8%	by Compatriot Capital, Inc.
		0%	Mgmt. by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	17.4%	by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Holdings, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100%	by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	80.5%	by Compatriot Capital, Inc.
		0%	Mgmt. by E2M General Partner III, LLC
E2M/SRC Investment Company, LLC	DE	37%	by Compatriot Capital, Inc.
		60%	by E2M Fund II Holdco, LP
Edgehill Byron Capital Company Limited	IRL	0%	Mgmt. by Guggenheim Partners, LLC
Edison IS Holdings, LLC	NJ	100%	by Guggenheim Insurance Services, LLC
EFC Holdings I, LLC	DE	100%	by GPFT Holdco, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Efland Funding entities (fka Edenton Funding, LLC and some ELSL Funding entities)	DE	100%	by Elsmere Insurance Agency, LLC
Eiger Fund I, LP	DE	38.8%	by Compatriot Capital, Inc.
Eiger Partners, LP	DE	10%	by Compatriot Capital, Inc.
EL Funding, LLC	DE	100%	by SL Funding, LLC
ELSL Funding entities	DE	100%	by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	0%	Mgmt.by Guggenheim Partners Investment Mgmt. LLC
Enterhealth, LLC	TX	21.3%	by Sammons Capital, Inc.
EquiTrust GBM Investco, LLC	DE	100%	by EquiTrust Life Insurance Company
EquiTrust Holdco Parent, LLC	DE	0%	Mgmt.by EquiTrust Manager, LLC
EquiTrust Holdings, LLC	DE	100%	by EquiTrust Holdco Parent, LLC
EquiTrust Insurance Services, LLC	DE	100%	by Guggenheim Insurance Services, LLC
EquiTrust Life Insurance Company	IL	100%	by EquiTrust Holdings, LLC
EquiTrust Manager, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
ET Life 1099 Reporting Company, LLC (fka EquiTrust Life 1099 Reporting Company, LLC)	DE	100%	by EquiTrust Life Insurance Company
Eventine Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
Fifth Ave GSTF II, LLC	DE	100%	by GLAC Holdings, LLC
First Security Benefit Life Insurance and Annuity Company of New York	NY	100%	by Security Benefit Corporation
FMF Peakview LLC	DE	80%	by Guggenheim Plus Leveraged LLC
Forklift Operations de Mexico, S.A. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
Forrestal Portfolios, LLC	DE	100%	by Moore's Creek Capital Corporation
Four Six Four Aircraft LLC	DE	100%	by EL Funding, LLC
Franklin Park (Cyprus) Limited	CYP	100%	by GGIC IIP Holdings LP
Franklin Park India, LLC	DE	100%	by Infrastructure India Plc
G650 2014 Holdings, LLC	DE	100%	by Guggenheim Aircraft Opportunity Master Fund, LP
GAIF II Aviation asset holding companies	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II Aviation U.S. Source asset holding companies	DE	100%	by GAIF II U.S. Source Fund, LP
GAIF II FF Feeder Fund, L.P.	DE	0%	Mgmt.by Guggenheim Aviation Services II, LLP
GAIF II Services Group, LLC	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II U.S. Source Blocker, LP	DE	0%	Mgmt.by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Fund, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Services Group, LLC	DE	100%	by GAIF II U.S. Source Fund, LP
GALF, LLC	DE	100%	by Guggenheim Corporate Funding, LLC
GAOMF S/N 20272, LLC	DE	100%	by Guggenheim Aircraft Opportunity Master Fund, LP
GASG Co-Investor Fund I, LP	DE	50%	by 1900 Capital, Inc.
GC Deferred Compensation I, LLC	DE	100%	by Guggenheim Capital, LLC
GC Deferred Compensation Offshore, Ltd.	CYM	100%	by Guggenheim Capital International, Ltd.
GC Maple Leaf, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GC New York, LLC	DE	99.5%	by GC Parent Holdings, LLC
GC Orpheus Investors, LLC	DE	20.2%	by Guggenheim Partners, LLC
GC Parent Holdings, LLC	DE	100%	by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100%	by GC Parent Holdings, LLC
GC Repo, LLC	DE	100%	by Guggenheim Partners, LLC
GC VIE Manager, LLC	DE	99.5%	by Guggenheim Partners, LLC
GDCP Member, LLC	DE	100%	by Guggenheim Corporate Funding, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
GDP property holding entities	DE	100%	by Guggenheim Development Partners, Inc.
GDP-Pilara Lotes, LLC	DE	100%	by GC Parent Holdings, LLC
Generation Financial Group, LLC	DE	50%	by JLx3, LLC
		50%	by Guggenheim Partners, LLC
Generation Financial Mortgage, LLC	DE	83.3%	by GPFT Holdco, LLC
		12.9%	by Generation Financial Group, LLC
Generation Mortgage Company	CA	100%	by Generation Financial Mortgage, LLC
Gennessee Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
GFP Green Inc.	CYM	100%	by GGIC, Ltd.
GFP Peru Dunas Holdings, Inc.	CYM	100%	by GGIC, Ltd.
GFP Wind Holdings, LLC	DE	100%	by Guggenheim Franklin Park Management, LLC
GFPIC, L.P.	CYM	34.5%	by GFPID, LLC
GFPID, LLC	DE	40%	by GC Parent Holdings, LLC
GFS Management (Ireland) Limited	IRL	100%	by Guggenheim Fund Solutions, LLC
GFS MAP (Ireland) Public Limited Company	IRL	0%	Mgmt. by Guggenheim Fund Solutions, LLC
GGIC Greenbacker Funding Ltd.	CYM	100%	by GGIC, Ltd.
GGIC IIP Holdings LP	CYM	100%	by GGIC, Ltd.
		0%	Mgmt. by GGIC IIP Holdings Ltd.
GGIC IIP Holdings Ltd.	CYM	100%	by GGIC, Ltd.
GGIC KTI Holdings, Ltd.	CYM	100%	by GGIC, Ltd.
GGIC Manager, LLC	DE	100%	by GGIC, Ltd.
GGIC, Ltd.	GGY	100%	by GFPIC, L.P.
GGT Diversified Alpha Cayman Funds (fka GGT Multi-Strategy Funds)	CYM	0%	Mgmt. by GGT GP LLC
GGT Diversified Alpha Fund LLC (fka GGT Multi-Strategy Fund LLC)	DE	0%	Mgmt. by GGT Manager
GGT Global Opportunities Master Fund (Cayman) LP	CYM	0%	Mgmt.by GGT GP LLC
GGT GP LLC	DE	100%	by GGT Manager
GGT Long/Short Diversified Equity Master Fund (Cayman) LP	CYM	0%	Mgmt.by GGT GP LLC
GGT Manager	DE	100%	by Guggenheim Holdings, LLC
GGT Trading Delaware LLC	DE	0%	Mgmt.by GGT GP LLC
GI Holdco II LLC	DE	100%	by Guggenheim Partners, LLC
GI Holdco II Sub LLC	DE	100%	by GI Holdco II LLC
GI Holdco LLC	DE	100%	by GI Holdco II LLC
GIA Asia Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIA Europe Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIFS (Cayman) Ltd.	CYM	100%	by GIFS Capital Company, LLC
GIFS Capital Company, LLC	DE	100%	by Relationship Funding Company, LLC
Gila Bend Power Partners, LLC	DE	50%	by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100%	by Guggenheim Partners Investment Mgmt. LLC
GIS Administrative Services, LLC	DE	100%	by Guggenheim Insurance Services, LLC
GLAC GBM Investco, LLC	DE	100%	by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Global 6000 9568 Limited LDC	CYM	50%	by GX 9568 Holdings I, LLC
		50%	by GX 9568 Holdings II, LLC
GM property holding companies	DE	100%	by Retail Investors III, LLC
GMI GPIM, LLC	DE	100%	by Guggenheim Manager, Inc.
GMI GPIMH, LLC	DE	100%	by Guggenheim Manager, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
GN Fund I, LLC	FL	100%	by Guggenheim Nicklaus Partners, LLC
GNCG Santiago LLC	DE	100%	by Guggenheim Capital Enterprises, LLC
GNCG Vigo LLC	DE	100%	by GNCG Santiago LLC
GN property holding entities	DE	100%	by Guggenheim Nicklaus Partners, LLC
GNP property holding entities	DE	100%	by Guggenheim-Nicklaus Fund I, Ltd.
GP Energy Partners, LLC	DE	100%	by Guggenheim Securities, LLC
GP Feeder Fund Management, LLC	DE	100%	by GWM Holdco, LLC
GP Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
GP India Opportunities Feeder Fund, LP	CYM	0%	Mgmt. by Guggenheim Partners India GP, LLC
GPAM Holdings II, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings IV, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPBLK, Inc.	DE	100%	by GP Holdco, LLC
GPC Portfolio Companies	DE	0%	Mgmt. by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100%	by GP Holdco, LLC
GPI Ventures, LLC	DE	100%	by Asheville Resolution Corporation
GPI3, LLC	DE	0%	Mgmt.by TEK Financial, LLC
GPIM Holdings V, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPIM Holdings VI, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPIM Holdings VII, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPM Center Court, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
GPR, LLC	DE	100%	by Guggenheim Corporate Funding, LLC
GRE Monroe LLC	DE	100%	by SBC Funding, LLC
GRE Monroe Property LLC	DE	91%	by GRE Monroe LLC
GRE Net Lease property holding companies	DE	67-100%	by Guggenheim Real Estate Investment Trust
		0%	Mgmt. by Guggenheim Real Estate Investment Trust
GRE Plus Company, LLC	DE	99.5%	by Guggenheim Partners, LLC
GRE property holding companies	DE	80-100%	by Guggenheim Plus Leveraged LLC
GRE U.S. Property Fund GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRE U.S. Property Fund LP	DE	0%	Mgmt. by GRES GP LLC (former general partner GRE U.S. Property Fund GP LLC)
Great Bridge Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Green Lane CLO Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
GREI GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRES GP LLC	DE	100%	by Guggenheim Trust Company LLC
GS Gamma Advisors, LLC	DE	50%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GS Gamma Investments, LLC	DE	0%	Mgmt. by GS Gamma Management, LLC
GS Gamma Management, LLC	DE	50%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GSA Manager LLC	DE	100%	by GGT Manager LLC
GSA OPH LLC	DE	0%	Mgmt. by GSA Manager LLC
GSFI, LLC	DE	70%	by Guggenheim Partners, LLC
GSFI, LLC	DE	30%	by JLx3, LLC
GTVI Partners, LLC	DE	44.4%	by Guggenheim Venture Partners, LLC
Guggenheim Access Funds	DE	0%	Mgmt. by GP Feeder Fund Management, LLC
Guggenheim Advisors (Cayman) Ltd.	CYM	100%	by Guggenheim Advisors, LLC
Guggenheim Advisors Funds	CYM	0%	Mgmt. by Guggenheim Advisors, LLC
Guggenheim Advisors, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim aero Finance Company, LLC	DE	100%	by GPBLK, Inc.
Guggenheim Aircraft Opportunity Fund, LP	DE	0%	Mgmt. by Guggenheim Aircraft Opportunity GP, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Aircraft Opportunity GP, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Aircraft Opportunity Master Fund, LP	DE	0%	Mgmt. by Guggenheim Aircraft Opportunity GP, LLC
Guggenheim Alpha Solutions Fund, LLC	DE	100%	by GPIM Holdings V, LLC
Guggenheim Alternative Asset Management, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	0%	Mgmt. by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Aviation GAP Holdco, LLC	DE	100%	by Guggenheim Aviation Partners, LLC
Guggenheim Aviation GM Holdco, LLC	DE	100%	by Guggenheim Manager, Inc.
Guggenheim Aviation GP Holdco, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Aviation Investment Fund II, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
Guggenheim Aviation Offshore Investment Fund II, L.P.	CYM	0%	Mgmt. by Guggenheim Aviation Services II, Ltd.
Guggenheim Aviation Partners Limited	GBR	100%	by Guggenheim Capital, LLC
Guggenheim Aviation Partners, LLC	DE	59.5%	by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, LLP	DE	39.5%	by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Capital Enterprises, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Capital International, Ltd.	CYM	100%	by GC Parent Holdings, LLC
Guggenheim Capital Management (Asia) Private Limited	IND	99%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Capital, LLC	DE	34.7%	by SAGE Assets, Inc.
Guggenheim Commercial Real Estate Finance (CA), Inc.	DE	100%	by Guggenheim Commercial Real Estate Finance, LLC
Guggenheim Commercial Real Estate Finance, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Concinnity Capital Stewardship Fund, LLC	DE	0%	Mgmt. by GPIM Holdings VI, LLC
Guggenheim Concinnity Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Concinnity Strategy Funds	DE	0%	Mgmt. by Guggenheim Partners, LLC
Guggenheim Concourse L.P.	DE	99.9%	by Guggenheim Plus Leveraged LLC
Guggenheim Concourse GP LLC	DE	100%	by Guggenheim Plus Leveraged LLC
Guggenheim Corporate Funding, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Credit Services, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Development Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim Digital Media, LLC	DE	100%	by GI Holdco II LLC
Guggenheim Disbursement Agent, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Energy Advisors, LLC	DE	50%	by GP Energy Partners, LLC
Guggenheim Energy LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	0%	Mgmt. by Guggenheim Energy LLC
Guggenheim Energy Opportunities Leveraged Fund, LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Enhanced Income Fund, LLC	DE	0%	Mgmt. by GPIM Holdings VI, LLC
Guggenheim Franklin Park Management, LLC	DE	100%	by GGIC, Ltd.
Guggenheim Fund Solutions, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Funding (Cayman) Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Funds Distributors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Services Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Funds Services, LLC	DE	100%	by Guggenheim Funds Services Holdings, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim GGT (Swiss) Gmbh	CH	100%	by Guggenheim Global Trading, LLC
Guggenheim Global Investments Public Limited Company	IRL	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Global Trading, LLC	DE	99.5%	by Guggenheim Manager Holdco, LLC
Guggenheim Golf Properties Investor, LLC	DE	99.5%	by GC Parent Holdings, LLC
Guggenheim High Yield Plus Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Holdco Sub II, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Holdco Sub, LLC	DE	100%	by Guggenheim Insurance Services, LLC
Guggenheim Holdings, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Insurance Holdco, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Insurance Services, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Guggenheim International, LLC	DE	100%	by Guggenheim Corporate Funding, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100%	by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors (Hong Kong) Limited	HKG	100%	by GIA Asia Holdings, Ltd.
Guggenheim Investment Advisors, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investor Services, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investors Fund LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Knights of Security, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Life 1099 Reporting Company, LLC	DE	100%	by Guggenheim Life and Annuity Company
Guggenheim Life and Annuity Company	DE	100%	by GLAC Holdings, LLC
Guggenheim Loan Agent, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Loan Services Company, Inc.	CA	100%	by Guggenheim Loan Services Company, LLC
Guggenheim Loan Services Company, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Management, LLC	DE	100%	by Guggenheim Alternative Asset Mgmt., LLC
Guggenheim Manager Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Manager, Inc.	DE	100%	by Guggenheim Capital, LLC
Guggenheim Media, LLC	DE	100%	by GI Holdco II LLC
Guggenheim Merchant Manager, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Mortgage Capital, LLC	DE	80%	by Liberty Hampshire Holdings, LLC
Guggenheim Nicklaus Partners, LLC	DE	70%	by GC Parent Holdings, LLC
Guggenheim Opportunities Investors III, LLC	DE	81%	by Guggenheim Capital, LLC
Guggenheim Partners Advisory Company	SD	100%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund GP, L.L.C.	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund, L.P.	DE	0%	Mgmt. by Guggenheim Partners Covered Call Fund GP, L.L.C.
Guggenheim Partners Europe Limited	IRL	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners India GP, LLC	DE	67%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Management Holdings, LLC	DE	99.5%	by GI Holdco LLC
Guggenheim Partners Investment Management, LLC	DE	99.9%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners Japan (Preparation), Ltd.	JPN	100%	by Links Holdings LLC
Guggenheim Partners London Premises Limited	UK	100%	by Guggenheim Capital, LLC
Guggenheim Partners Mauritius I, Ltd.	MUS	100%	by Guggenheim Partners India Limited (Cayman)
Guggenheim Partners Mauritius II, Ltd.	MUS	100%	by Guggenheim Partners Mauritius I, Ltd.

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Partners Opportunistic Investment Grade Securities Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Partners, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Plus Acquisition LLC	DE	100%	by Guggenheim Plus Leveraged LLC
Guggenheim Plus GP LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II GP, LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II L.P.	DE	0%	Mgmt. by Guggenheim Plus II GP, LLC
Guggenheim Plus L.P.	DE	0%	Mgmt. by Guggenheim Plus GP LLC
Guggenheim Plus Leveraged LLC	DE	20.7%	by Guggenheim Plus L.P.
Guggenheim Plus Leveraged LLC	DE	60.7%	by Guggenheim Real Estate Investment Trust
		18.6%	by Guggenheim Real Estate PLUS Trust
		0%	Mgmt. by Guggenheim Trust Company LLC
Guggenheim Plus Mezzanine Finance L.P.	DE	0%	Mgmt. by GRES GP LLC
Guggenheim Portfolio Management (India) Private Limited	IND	49.9%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Premises I, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Private Debt Fund Managing Member, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Private Debt Funds	DE	0%	Mgmt. by Guggenheim Private Debt Fund Managing Member, LLC
Guggenheim Private Family Network, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Proprietary Investor investment entities	CYM	100%	by GC Deferred Compensation Offshore, Ltd.
Guggenheim Real Estate International Fund L.P.	CYM	0%	Mgmt. by GREI GP LLC
Guggenheim Real Estate Investment Trust	MA	100%	by Guggenheim Trust Company LLC
Guggenheim Real Estate LLC	DE	99.5%	by GPFT Holdco, LLC
Guggenheim Receivable Financing, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Reinsurance Holdings, LLC	DE	100%	by GPBLK, Inc.
Guggenheim Retail Real Estate Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim SBC Holdings, LLC	DE	0%	Mgmt. by Guggenheim Knights of Security, LLC
Guggenheim Securities Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Securities, LLC	DE	100%	by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Specialized Products, LLC	DE	100%	by Security Investors, LLC
Guggenheim Stella Multi-Strategy Fund, LP	DE	100%	by Guggenheim Strategic Fund Management, LLC
Guggenheim Strategic Fund Management, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Strategy Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Technology Ventures I, L.P.	DE	0%	Mgmt. by GTVI Partners, LLC
Guggenheim Transparent Value, LLC	DE	63.8%	by GPFT Holdco, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100%	by Liberty Hampshire International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100%	by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services International Limited (fka Liberty Hampshire International Limited)	CYM	100%	by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100%	by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100%	by Guggenheim Securities, LLC
Guggenheim Trust Company LLC	SD	99.5%	by Guggenheim Partners, LLC
Guggenheim Venture Partners, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100%	by GPFT Holdco, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5%	by Guggenheim Golf Properties Investor, LLC
GW Ocean, LLC	DE	50%	by Guggenheim Partners Investment Mgmt., LLC
GWM Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
GX 9568 Holdings I, LLC	DE	0%	Mgmt. by Guggenheim Aircraft Opportunity Master Fund, LP
GX 9568 Holdings II, LLC	DE	0%	Mgmt. by Guggenheim Aircraft Opportunity Master Fund, LP
HB property holding entities	DE	100%	by Retail Investors III, LLC
Heights 2, LLC d/b/a WSGEV Holdings, LP	DE	100%	by Compatriot Capital, Inc.
Herakles Investments, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Hesa GSTF V, LLC	DE	100%	by GLAC Holdings, LLC
HGL Receivables, LLC fka IG Receivables, LLC	DE	100%	by EquiTrust Life Insurance Company
HHEP-DirecPath, LP	DE	25%	by Sammons Capital, Inc.
HHEP-Directional, LP	DE	24.9%	by Sammons Capital, Inc.
HHEP-Latrobe, LP	DE	24.9%	by Sammons Capital, Inc.
HHEP-Ocular	DE	24.8%	by Sammons Capital, Inc.
HHEP-SafeMed, LP	DE	20.9%	by Sammons Capital, Inc.
Highland Peak investment entities	DE	100%	by EL Funding, LLC
ICO, LLC	DE	100%	by EquiTrust Life Insurance Company
IDF I and II investment entities	DE	100%	by Guggenheim Life and Annuity Company
IDF III and IV investment entities	DE	100%	by EquiTrust Life Insurance Company
IDF investment entities	DE	100%	by Security Benefit Life Insurance Company
Infrastructure India Plc	DE	100%	by Franklin Park (Cyprus) Limited
Internet Radio Funding, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
IPEX LLC	DE	100%	by Generation Financial Group, LLC
IPEX Services, LLC	DE	100%	by IPEX LLC
Iron Hill CLO Limited	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Jasmine Asset Funding Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Java Acquisition Company property holding entities	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
JHCCI Leasing LLC	DE	50%	by Compatriot Capital, Inc.
JLB 2728 Cedar Springs, LP	TX	30%	by JLB Partners LLC
		70%	by Compatriot Capital, Inc.
JLB BUILDERS LLC	TX	100%	by JLB Partners LLC
JLB Center Street, LP	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB Deerfield LLC	GA	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB McLean LLC	DE	39%	by Compatriot Capital, Inc.
		21.9%	by JLB McLean Partners LP
JLB McLean Partners LP	DE	65.7%	by JLB Partners LLC
JLB Partners LLC	DE	30%	by Compatriot Capital, Inc.
JLB Poncey LLC	GA	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB REALTY LLC	TX	100%	by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100%	by JLB Partners LLC
JLB Winhall, LP	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLx3, LLC	DE	61.1%	by Guggenheim Partners, LLC
Juneau IS Holdings, LLC	AK	100%	by Guggenheim Insurance Services, LLC
KDC Holdings, LLC	DE	50%	by E2M/SRC Investment Company, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Kemps Landing Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Kennecott Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
King Tech Holdings Ltd.	CYM	100%	by GGIC KTI Holdings, Ltd.
King Tech International, Ltd.	CYM	100%	by King Tech Holdings Ltd.
Kitts Hill Funding entities	DE	100%	by LSFC entities
KLD Funding, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Kodiak E Holdings, LLC	AK	100%	by EquiTrust Life Insurance Company
Lamberton Funding, LLC	DE	100%	by Lavallette Insurance Agency, LLC
Lavallette Insurance Agency, LLC	DE	100%	by EquiTrust Life Insurance Company
LCLF investment entities	DE	100%	by Corporate Funding V, LLC
Legacy Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Lexington Parker (Cayman) Ltd.	CYM	100%	by Lexington Parker Capital Company, L.L.C.
Lexington Parker Capital Company, L.L.C.	DE	100%	by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5%	by Guggenheim Capital, LLC
Links Holdings LLC	DE	99.5%	by Guggenheim Partners, LLC
Links Holdings, Inc.	DE	100%	by Guggenheim Partners, LLC
Lionel Holdings, LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Longhorn Trail Ranch II, Ltd.	TX	40%	by Compatriot Capital, Inc.
LSFC entities	DE	100%	by AF V - VII entities
Magma WCFF II Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Maranon Senior Credit IV, LLC	KS	100%	by Security Benefit Corporation
Mexcolift Servicios de Personnel S. de R.L. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
MF Master Seed Co, LLC	DE	100%	by SBC Funding, LLC
MF Seed Co., LLC	DE	100%	by MF Master Seed Co, LLC
Midland National Life Insurance Company	IA	100%	by Sammons Financial Group, Inc.
Midland National Services Corporation, LLC	DE	100%	by Midland National Life Insurance Company
Minerva Funding LLC	DE	100%	by Guggenheim Life and Annuity Company
Minerva Holdings Ltd.	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Minerva Holdings, LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Minutemen Park Cayman Limited	CYM	0%	Mgmt. by Guggenheim Partners, LLC
MNL Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Montacargas Yale, de Mexico S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Monterra investment entities	DE	100%	by EL Funding, LLC
Moore's Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Morrow Park City Apartments LLC	DE	65.7%	by VG Morrow Park Capital LLC
N318MM, LLC	KS	50%	by Security Benefit Corporation
NC property holding entities	DE	100%	by Retail Investors III, LLC
NF – 1892-2, LLC	KS	100%	by Security Benefit Corporation
NF – GPE, LLC	KS	100%	by Security Benefit Corporation
NF – GPIM, LLC	KS	100%	by Security Benefit Corporation
Nominee Holding Company, LLC	DE	100%	by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100%	by Sammons Financial Group, Inc.
Note Funding 1892, LLC	KS	100%	by Security Benefit Corporation
Note Funding II, LLC	KS	100%	by Security Benefit Corporation
Note Funding MP, LLC	KS	100%	by Security Benefit Corporation
Note Funding OHA II, LLC	KS	100%	by Security Benefit Corporation

Name	Jurisdiction	Percent of Voting Securities Owned
Note Funding OHA, LLC	KS	100%	by Security Benefit Corporation
Note Funding, LLC	KS	100%	by Security Benefit Corporation
NZC Guggenheim Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
NZCG Funding	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Optimus Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Orpheus Funding, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Orpheus Holdings, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Otter, Inc.	OK	100%	by Sammons Power Development, Inc.
Padfield AH, LLC	DE	100%	by SL Funding, LLC
Paragon GBM Investco, LLC	DE	100%	by Paragon Life Insurance Company of Indiana
Paragon Life Insurance Company of Indiana	IN	100%	by PLIC Holdings, LLC
Parkway Mortgage, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Pathfinder Renewable Wind Energy, LLC	WY	35.3%	by Sammons Power Development, Inc.
Picton S.à r.l.	LUX	99.6%	by The Liberty Hampshire Company, LLC
Pilar Holdings, LLC	FL	88.4%	by GC Pilar Golf Investment, LLC
Pilara Lotes II, LLC	DE	100%	by GC Deferred Compensation I, LLC
Pillar Capital Finance, LLC	DE	100%	by Pillar Financial, LLC
Pillar Financial, LLC	DE	19.6%	by GPFT Holdco, LLC
Pillar Multifamily, LLC	DE	100%	by Pillar Financial, LLC
PLIC Holdings, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Property Disposition, Inc.	DE	100%	by Sammons Financial Group, Inc.
RC property holding entities	DE	100%	by Retail Investors III, LLC
Relationship Funding (Cayman) Ltd.	CYM	100%	by The Liberty Hampshire Company, LLC
Relationship Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Replay Technology Funding, LLC	DE	100%	by SBC Funding, LLC
Retail Investors I, LLC	DE	49%	by Stonefire Investors, LLC
Retail Investors I, LLC	DE	51%	by Stonebridge Investors I, LLC
Retail Investors II, LLC	DE	99.5%	by Stonefire Investors, LLC
		0%	Mgmt. by Stonebridge Investors II, LLC
Retail Investors III, LLC	DE	99.5%	by Guggenheim Life and Annuity Company
		0%	Mgmt. by Stonebridge Investors III, LLC
RHDFJ Partners, LP	TX	50%	by JLB Partners LLC
		50%	by Compatriot Capital, Inc.
Ridgefield Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Rydex Fund Services, LLC	KS	100%	by Rydex Holdings, LLC
Rydex Holdings, LLC	KS	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Saadiyat GSTF IV, LLC	DE	100%	by GLAC Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
SAGE Assets, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
SAILES 2, LLC	DE	100%	by SAILES 2-0, LLC
SAILES 2-0, LLC	DE	100%	by Security Benefit Life Insurance Company
Sammons BW, Inc.	DE	100%	by Sammons Distribution Holdings, Inc.
Sammons Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100%	by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Enterprises, Inc.	DE	100%	by Sammons Enterprises, Inc. ESOT
Sammons Equity Alliance, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Group, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100%	by Sammons Securities, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
Sammons Power Development, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Retirement Solutions, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sammons Securities, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sands Point Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Sandy Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saratoga (Cayman) Ltd.	CYM	100%	by The Liberty Hampshire Company, LLC
Saratoga Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saulsbury Funding, LLC	DE	100%	by Searcy Insurance Agency, LLC
Saxondale Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
SB Carco Holdings, LLC	KS	100%	by Security Benefit Corporation
SB Carco, LLC	KS	100%	by SB Carco Holdings, LLC
SB Custody, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB Directional Aviation LLC	DE	100%	by SBC Funding, LLC
SB I property holding entities	DE	100%	by Retail Investors I, LLC
SB II property holding entities	DE	100%	by Retail Investors I, LLC
SB Private Investments, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB property holding entities	DE	100%	by Retail Investors III, LLC
SBC Funding II, LLC	KS	100%	by Security Benefit Corporation
SBC Funding, LLC	KS	100%	by Monterra Investment entities
SBC Investors LLC	DE	0%	Mgmt. by Guggenheim Knights of Security, LLC
SBL Holdings, LLC	KS	100%	by Security Benefit Corporation
SBTree, Inc.	DE	100%	by Guggenheim Partners, LLC
Scarsbrook Funding, LLC	DE	100%	by Searcy Insurance Agency, LLC
Scottwell Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
se2 Holdco, LLC	KS	100%	by Security Benefit Corporation
se2 Holdings, Inc.	KS	100%	by se2 Holdco, LLC
se2 Holdings, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
se2, LLC	KS	93%	by se2 Holdings, Inc.
Searcy Insurance Agency, LLC	DE	100%	by EquiTrust Life Insurance Company
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100%	by Security Benefit Corporation
Security Benefit Asset Management Holdings, LLC	KS	100%	by GI Holdco II LLC
Security Benefit Business Services, LLC	KS	100%	by Security Benefit Corporation
Security Benefit Corporation	KS	100%	by Guggenheim SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100%	by Security Benefit Corporation
Security Distributors, Inc.	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by Security Benefit Corporation
Security Investors, LLC	KS	100%	by Rydex Holdings, LLC
Sentry Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
Seven Sticks, LLC	SC	100%	by Cainhoy Land & Timber, LLC
SFVII GP, LLC	DE	100%	by Guggenheim Fund Solutions, LLC
SG Fundings, LLC	DE	0%	Mgmt. by TEK Financial, LLC
SIA Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
Sibella Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
Sifton Road Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
Ski Partners II, LLC	DE	32.8%	by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.7%	by Compatriot Capital, Inc.
SL Funding, LLC	DE	100%	by Guggenheim SBC Holdings, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Slate Rock, LLC	DE	0%	Mgmt. by Guggenheim Securities Holdings, LLC
Slauson Investors LLC	DE	96%	by Guggenheim Plus Leveraged LLC
SLBCA Holding LLC	DE	50%	by Compatriot Capital, Inc.
		50%	by Village Green Holding LLC
SLF II-McCarty Investors II, LP	TX	69.5%	by Compatriot Capital, Inc.
SLF II-McCarty Investors, LP	TX	22%	by Compatriot Capital, Inc.
Solberg Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Soo Line Building City Apartments LLC	DE	85%	by SLBCA Holding LLC
South Blacktree Agency, LLC	DE	100%	by SBTree, Inc.
SRI Ventures, LLC	DE	100%	by Compatriot Capital, Inc.
SRY Collateral Company entities	DE	100%	by Searcy Insurance Agency, LLC
Stellar Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Stone Secured investment entities	DE	100%	by EL Funding, LLC
Stonebridge Investors I, LLC	DE	99.5%	by GC Parent Holdings, LLC
Stonebridge Investors II, LLC	DE	99.5%	by GC Parent Holdings, LLC
Stonebridge Investors III, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
Stonefire Investors, LLC	DE	100%	by Guggenheim Life and Annuity Company
Stubbs Hall Funding, LLC	DE	100%	by Searcy Insurance Agency, LLC
Sudbourne Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
TB property holding entities	DE	100%	by Retail Investors III, LLC
TEK Financial, LLC	DE	99.5%	by Guggenheim Partners, LLC
Terrabyte Development, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
The Liberty Hampshire Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100%	by Guggenheim Treasury Services, LLC
The Property and Casualty Reinsurance Company of Bermuda Ltd.	BMU	100%	by Guggenheim Reinsurance Holdings, LLC
theAudience, Inc.	DE	0%	Mgmt. by SBC Funding, LLC
Thomas Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Thomas Weisel India Opportunity Fund, LP	DE	0%	Mgmt. by Guggenheim Partners India GP, LLC
TK property holding entities	DE	100%	by Retail Investors III, LLC
Toledo-MNG, LLC	DE	90.6%	by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.6%	by GC Pilar Golf Investment, LLC
Tomorrow, LLC	DE	100%	by Guggenheim Life and Annuity Company
Transparent Value Advisors, L.L.C.	DE	100%	by Transparent Value, L.L.C.
Transparent Value Private Limited	IND	100%	by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100%	by Guggenheim Transparent Value, LLC
Trenton E Holdings, LLC	AK	100%	by EquiTrust Life Insurance Company
Trigger Investco, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Tustin-Michelle Partners LLC	DE	100%	by Guggenheim Plus Leveraged LLC
UBSFC, LLC	DE	100%	by The Liberty Hampshire Company, LLC
UQ 720 Partners, LP	DE	95%	by Compatriot Capital, Inc.
Valcour Bay Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Venice GSTF I, LLC	DE	100%	by GLAC Holdings, LLC
VG Morrow Park Capital LLC	DE	84.8%	by Compatriot Capital, Inc.
		15.2%	by Village Green Holding LLC
VGH St. Louis LLC	DE	100%	by Village Green Holding LLC
Village Green Communications LLC	DE	100%	by Village Green Holding LLC
Village Green Construction LLC	DE	100%	by Village Green Holding LLC
Village Green Development Holding LLC	DE	100%	by Village Green Holding LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Village Green Holding LLC	DE	46.7%	by Compatriot Capital, Inc.
Village Green Management Company LLC	DE	100%	by Village Green Holding LLC
V-Suites LLC	DE	100%	by Village Green Holding LLC
Washington Lee Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
White Plains Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Wind Investors I, LLC	DE	100%	by GFP Wind Holdings, LLC
XONM 2012, Inc.	DE	100%	by XONM LLC
XONM Capital LLC	DE	100%	by XONM LLC
XONM Funding LLC	DE	100%	by XONM Capital LLC
XONM LLC	DE	100%	by Guggenheim Mortgage Capital, LLC

SBL is also the depositor of the following separate accounts:  SBL Variable Annuity Accounts I, III, IV, SBL Variable Universal Life Insurance Account Varilife, Security Varilife Separate Account, Separate Account IX, Separate Account, Separate Account XII, Separate Account XV, Separate Account XIX, SBL Variable Annuity Account VIII, Variflex Separate Account, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.  As depositor of the separate accounts, SBL might be deemed to control them.

In addition, certain of the separate accounts invest in shares of Guggenheim Variable Funds Trust (the “Trust”), a “series” type mutual fund registered under the Investment Company Act of 1940.  An affiliate of SBL serves as investment advisor to the Trust.  The purchasers of SBL’s variable annuity and variable life contracts investing in the Trust will have the opportunity to instruct SBL with respect to the voting of shares of the Trust held by the separate accounts as to certain matters.  Subject to such voting instructions, SBL might be deemed to control the Trust.

Item 27.	Number of Contract Owners

As of February 28, 2015 there were 22,218 owners of Qualified Contracts and 6,656 owners of Non-Qualified Contracts issued under SBL Variable Annuity Account XIV.

Item 28.	Indemnification

The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person’s capacity as director or officer.

The Articles of Incorporation include the following provision:

(a)  No director of the Corporation shall be liable to the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director’s duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit.  If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

(b)  Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)(1)	Security Distributors, Inc. (“SDI”), a subsidiary of SBL, acts as principal underwriter for:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (ClassicStrategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

(a)(2)	SDI acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York (“FSBL”):

Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns II Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

(a)(3)	SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9

(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	Michael K. Reidy	President and Chairman of the Board
	Justin A. Jacquinot	Senior Vice President
	Kurt E. Auleta	Vice President and Director
	Paula K. Dell	Vice President
	James J. Kiley	Vice President
	James R. Schmank	Vice President
	Christopher D. Swickard	Vice President, Secretary and Director
	Mark W. Turner	Vice President
	Kevin M. Watt	Vice President
	Donald A. Wiley	Vice President
	Jeffrey S. Hunter	Treasurer
	Yolande C. Nichols	Chief Compliance Officer
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, Inc.	$4,646,5991	$1,226,2462	$0	N/A

1   SBL pays commissions to selling broker-dealers through SDI.  This is the amount paid to SDI in connection with all contracts sold through the separate account.  SDI passes through to selling broker-dealers all such amounts.

2  A contingent deferred sales charge may be assessed on full or partial withdrawals from the contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the separate account, all of which is passed through to SBL.

Item 30.	Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.	Management Services

All management contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include as part of the variable annuity contract application a space that an applicant can check to request a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

(d)
Security Benefit Life Insurance Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

(e)
SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

(f)
Security Benefit Life Insurance Company represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 27th day of April 2015.

Security Benefit Life Insurance Company (the Depositor) SBL Variable Annuity Account XIV (The Registrant)

By:	*
Michael P. Kiley, Chief Executive Officer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 27, 2015.

SIGNATURES AND TITLES

By:	*
Michael P. Kiley, Chief Executive Officer and Director

By:	*
Barry G. Ward, Senior Vice President, Chief Financial Officer (chief accounting officer), Chief Risk Officer, Treasurer, and Director

By:	*
John F. Guyot, Senior Vice President, General Counsel, Secretary and Director

By:	*
Anthony D. Minella, Senior Vice President, and Chief Investment Officer and Director

By:	*
Roger S. Offermann, Senior Vice President, Chief Actuary and Director

By:	*
Douglas G. Wolff, President and Director

*By:	/s/ CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(3)	(d)	Marketing Organization Agreement Commission Schedule

(6)	(b)	Bylaws of SBL

(8)	(c)	Participation Agreement – ALPS (Ibbotson)
	(m)	Participation Agreement – Franklin Templeton – Variable Insurance Funds
	(ag)	Participation Agreement – Potomac (Direxion)
	(an)	Participation Agreement – Transparent Value

(9)	Opinion of Counsel

(10)	(a)	Consent of Independent Registered Public Accounting Firm
	(b)	Consent of Counsel